UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2011

Item 1. Reports to Stockholders

Fidelity®
Corporate Bond
Fund

Annual Report

August 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund erformance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2011	Past 1 year	Life of fund A
Fidleity® Corporate Bond Fund	7.50%	10.26%

A From May 4, 2010.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Corporate Bond Fund, a class of the fund, on May 4, 2010, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. Credit Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Against the backdrop of ultra-low interest rates and heightened volatility, U.S. taxable investment-grade bonds generated moderate gains for the year ending August 31, 2011, as evidenced by the 4.62% advance of the Barclays Capital® U.S. Aggregate Bond Index. Among the sectors that comprise the index, the best performers were on the riskier end of the spectrum, bolstered by improving economic data. Buoyed by a strong first half, commercial mortgage-backed securities (CMBS) fared best, gaining 5.94% amid continued modest improvement in commercial real estate fundamentals. Investment-grade corporate bonds rose 4.98%, due in large part to increased corporate profitability, high cash balances, reduced debt levels and improved credit conditions. Residential mortgage-backed securities also rose 4.98%, supported by a combination of slower-than-expected prepayments and strong demand from investors seeking higher-yielding alternatives to government bonds. Meanwhile, U.S. Treasury bonds gained 4.17%. After underperforming in the first half, when economic data was strong, Treasuries performed exceedingly well in the second half, when the economy weakened, sovereign debt woes in Europe worsened, Congress wrangled over raising the federal debt ceiling and Standard & Poor's downgraded the long-term sovereign credit rating of the United States. U.S. Government agency securities returned 3.04%.

Comments from David Prothro, Lead Portfolio Manager of Fidelity® Corporate Bond Fund: For the year, the fund's Retail Class shares advanced 7.50%, versus 4.98% for the Barclays Capital® U.S. Credit Bond Index. Given the uncertain macroeconomic environment, we maintained a moderate risk posture by keeping the fund's relative overweighting in corporate bonds at a modest level. Strong security selection, especially among financials, fueled the fund's outperformance. Within financials, favorable picks among regional banks and credit card providers, as well as an overweighting in real estate investment trusts (REITs), helped the most. Positioning in utilities, most notably an overweighting in natural gas pipeline companies, also boosted performance. Outside of corporate bonds, holding longer-maturity Treasuries and government-agency bonds as interest rates declined further aided results, as did solid security selection in Build America Bonds (BABs). On the downside, underweighting industrials dampened performance, primarily in the consumer cyclical and non-cyclical categories. Solid positioning in energy, which outpaced the index by a healthy margin, partially offset industrials' overall negative influence.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Class A	.74%
Actual		$ 1,000.00	$ 1,056.70	$ 3.84
Hypothetical A		$ 1,000.00	$ 1,021.48	$ 3.77
Class T	.76%
Actual		$ 1,000.00	$ 1,055.50	$ 3.94
Hypothetical A		$ 1,000.00	$ 1,021.37	$ 3.87
Class C	1.45%
Actual		$ 1,000.00	$ 1,051.80	$ 7.50
Hypothetical A		$ 1,000.00	$ 1,017.90	$ 7.38
Corporate Bond	.44%
Actual		$ 1,000.00	$ 1,058.40	$ 2.28
Hypothetical A		$ 1,000.00	$ 1,022.99	$ 2.24
Institutional Class	.43%
Actual		$ 1,000.00	$ 1,058.40	$ 2.23
Hypothetical A		$ 1,000.00	$ 1,023.04	$ 2.19

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of August 31, 2011	As of February 28, 2011
U.S. Government and U.S. Government Agency Obligations 13.6%	U.S. Government and U.S. Government Agency Obligations 6.5%
AAA 1.2%	AAA 0.0%
AA 10.4%	AA 9.4%
A 20.3%	A 19.8%
BBB 32.6%	BBB 45.3%
BB and Below 5.6%	BB and Below 10.0%
Not Rated 0.0%	Not Rated 1.0%
Short-Term Investments and Net Other Assets 16.3%	Short-Term Investments and Net Other Assets 8.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2011
6 months ago
Years	9.0	10.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2011
6 months ago
Years	6.4	6.3

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2011*		As of February 28, 2011**
	Corporate Bonds 68.6%		Corporate Bonds 79.8%
	U.S. Government and U.S. Government Agency Obligations 13.6%		U.S. Government and U.S. Government Agency Obligations 6.5%
	Municipal Bonds 1.0%		Municipal Bonds 4.4%
	Other Investments 0.5%		Other Investments 1.3%
	Short-Term Investments and Net Other Assets 16.3%		Short-Term Investments and Net Other Assets 8.0%
* Foreign investments	10.6%	** Foreign investments	15.5%

Annual Report

Investments August 31, 2011

Showing Percentage of Net Assets

Nonconvertible Bonds - 68.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 5.0%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 300,000	$ 332,192
Automobiles - 0.3%
Daimler Finance North America LLC 1.95% 3/28/14 (b)	450,000	455,476
Household Durables - 0.1%
Fortune Brands, Inc.:
5.375% 1/15/16	43,000	47,666
6.375% 6/15/14	59,000	65,846
		113,512
Media - 2.6%
Comcast Corp. 6.4% 3/1/40	250,000	283,168
Discovery Communications LLC 6.35% 6/1/40	221,000	248,816
NBCUniversal Media LLC:
3.65% 4/30/15	129,000	136,854
5.15% 4/30/20	1,625,000	1,799,837
6.4% 4/30/40	390,000	440,604
News America, Inc.:
6.15% 2/15/41	50,000	52,128
6.9% 8/15/39	300,000	338,799
Time Warner, Inc. 6.2% 3/15/40	300,000	321,678
Viacom, Inc. 3.5% 4/1/17	34,000	35,155
		3,657,039
Specialty Retail - 1.8%
Home Depot, Inc.:
5.4% 3/1/16	1,200,000	1,362,302
5.95% 4/1/41	941,000	1,028,053
Staples, Inc. 7.375% 10/1/12	100,000	106,538
		2,496,893
TOTAL CONSUMER DISCRETIONARY		7,055,112
CONSUMER STAPLES - 6.7%
Beverages - 3.0%
Anheuser-Busch InBev Worldwide, Inc.:
1.5% 7/14/14	76,000	77,015
5.375% 11/15/14	218,000	246,236
FBG Finance Ltd. 5.125% 6/15/15 (b)	131,000	144,974
PepsiCo, Inc. 3% 8/25/21	3,750,000	3,754,493
		4,222,718
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.4%
CVS Caremark Corp. 4.125% 5/15/21	$ 1,954,000	$ 1,978,699
Food Products - 0.8%
Kraft Foods, Inc.:
5.375% 2/10/20	650,000	737,458
5.625% 11/1/11	21,000	21,150
6.5% 8/11/17	274,000	330,933
		1,089,541
Household Products - 0.8%
Procter & Gamble Co.:
0.7% 8/15/14	1,065,000	1,067,355
1.45% 8/15/16	74,000	73,733
		1,141,088
Tobacco - 0.7%
Altria Group, Inc.:
4.75% 5/5/21	650,000	674,667
9.7% 11/10/18	182,000	240,324
Reynolds American, Inc. 6.75% 6/15/17	131,000	154,232
		1,069,223
TOTAL CONSUMER STAPLES		9,501,269
ENERGY - 8.0%
Energy Equipment & Services - 1.1%
DCP Midstream LLC 5.35% 3/15/20 (b)	116,000	127,780
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	658,000	746,389
Noble Holding International Ltd. 3.05% 3/1/16	450,000	468,878
Weatherford International Ltd.:
4.95% 10/15/13	78,000	82,939
5.15% 3/15/13	102,000	107,421
		1,533,407
Oil, Gas & Consumable Fuels - 6.9%
Anadarko Petroleum Corp.:
5.95% 9/15/16	393,000	441,515
6.375% 9/15/17	1,071,000	1,235,942
BW Group Ltd. 6.625% 6/28/17 (b)	132,000	123,585
Duke Energy Field Services 5.375% 10/15/15 (b)	54,000	61,002
El Paso Natural Gas Co. 5.95% 4/15/17	492,000	568,698
EnCana Holdings Finance Corp. 5.8% 5/1/14	129,000	142,326
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enterprise Products Operating LP 4.05% 2/15/22	$ 1,065,000	$ 1,070,772
Gulf South Pipeline Co. LP 5.75% 8/15/12 (b)	172,000	177,220
Marathon Petroleum Corp. 6.5% 3/1/41 (b)	785,000	851,028
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (b)	480,000	516,297
Nexen, Inc.:
5.2% 3/10/15	41,000	44,820
6.2% 7/30/19	324,000	374,567
6.4% 5/15/37	158,000	162,120
NGPL PipeCo LLC 6.514% 12/15/12 (b)	159,000	164,505
Occidental Petroleum Corp. 1.75% 2/15/17	1,200,000	1,192,825
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	39,000	39,979
5.75% 1/20/20	427,000	463,247
Petroleos Mexicanos:
5.5% 1/21/21 (b)	545,000	592,688
6% 3/5/20	116,000	130,790
Plains All American Pipeline LP/PAA Finance Corp. 5% 2/1/21	14,000	14,878
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (b)	79,800	87,381
Rockies Express Pipeline LLC 6.25% 7/15/13 (b)	121,000	129,454
Spectra Energy Capital, LLC 5.65% 3/1/20	56,000	62,610
Spectra Energy Partners, LP:
2.95% 6/15/16	411,000	422,705
4.6% 6/15/21	414,000	427,607
Western Gas Partners LP 5.375% 6/1/21	260,000	273,777
		9,772,338
TOTAL ENERGY		11,305,745
FINANCIALS - 31.6%
Capital Markets - 4.2%
Goldman Sachs Group, Inc.:
3.625% 2/7/16	1,275,000	1,275,437
5.25% 7/27/21	1,227,000	1,242,422
5.95% 1/18/18	178,000	189,244
6.15% 4/1/18	204,000	217,861
Janus Capital Group, Inc. 5.875% 9/15/11 (a)	107,000	107,081
Lazard Group LLC:
6.85% 6/15/17	171,000	192,275
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Lazard Group LLC: - continued
7.125% 5/15/15	$ 61,000	$ 68,781
Morgan Stanley:
1.2329% 4/29/13 (e)	270,000	262,932
4% 7/24/15	447,000	444,665
5.5% 7/28/21	897,000	894,509
5.625% 9/23/19	219,000	222,375
5.75% 1/25/21	385,000	396,051
6.625% 4/1/18	153,000	163,801
Northern Trust Corp. 3.375% 8/23/21	28,000	27,950
Royal Bank of Scotland PLC 4.375% 3/16/16	225,000	221,906
		5,927,290
Commercial Banks - 7.3%
Associated Banc Corp. 5.125% 3/28/16	575,000	599,941
Comerica, Inc. 4.8% 5/1/15	487,000	521,349
Credit Suisse New York Branch 6% 2/15/18	122,000	128,466
DBS Bank Ltd. (Singapore) 0.5101% 5/16/17 (b)(e)	139,000	136,915
Discover Bank 7% 4/15/20	950,000	1,032,623
Export-Import Bank of Korea 5.5% 10/17/12	101,000	105,040
Fifth Third Bancorp 8.25% 3/1/38	1,273,000	1,439,184
Fifth Third Capital Trust IV 6.5% 4/15/67 (e)	550,000	510,125
HSBC Holdings PLC:
5.1% 4/5/21	133,000	142,509
6.5% 9/15/37	100,000	99,562
KeyCorp. 5.1% 3/24/21	81,000	82,867
Marshall & Ilsley Bank:
4.85% 6/16/15	370,000	404,557
5% 1/17/17	148,000	159,020
Nordea Bank AB 4.875% 5/13/21 (b)	260,000	237,011
Regions Bank 7.5% 5/15/18	1,095,000	1,067,625
Regions Financial Corp. 0.4165% 6/26/12 (e)	61,000	59,713
SunTrust Banks, Inc. 3.6% 4/15/16	39,000	39,153
Toronto Dominion Bank 1.375% 7/14/14	1,000,000	1,012,961
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (b)(e)	131,000	117,167
UnionBanCal Corp. 5.25% 12/16/13	30,000	32,367
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Wachovia Corp.:
5.25% 8/1/14	$ 2,000,000	$ 2,138,874
5.625% 10/15/16	152,000	166,343
		10,233,372
Consumer Finance - 1.7%
American Express Credit Corp. 5.125% 8/25/14	720,000	788,391
Discover Financial Services:
6.45% 6/12/17	107,000	120,338
10.25% 7/15/19	105,000	135,482
General Electric Capital Corp.:
4.625% 1/7/21	1,000,000	1,029,687
5.875% 1/14/38	150,000	152,414
HSBC Finance Corp. 5.9% 6/19/12	104,000	107,674
		2,333,986
Diversified Financial Services - 6.6%
BP Capital Markets PLC:
3.125% 10/1/15	608,000	635,910
3.625% 5/8/14	388,000	409,181
4.5% 10/1/20	300,000	324,200
Capital One Capital V 10.25% 8/15/39	441,000	457,802
Capital One Capital VI 8.875% 5/15/40	100,000	101,087
Citigroup, Inc.:
3.953% 6/15/16	653,000	666,857
5.375% 8/9/20	750,000	795,170
6.125% 5/15/18	75,000	81,806
6.5% 8/19/13	433,000	460,569
6.875% 3/5/38	175,000	185,425
8.5% 5/22/19	100,000	122,113
General Electric Capital Corp. 5.3% 2/11/21	460,000	489,249
JPMorgan Chase & Co.:
3.45% 3/1/16	1,905,000	1,962,051
4.35% 8/15/21	650,000	669,782
4.625% 5/10/21	655,000	677,653
Metlife Institutional Funding II 1.1458% 4/4/14 (b)(e)	600,000	600,440
Prime Property Funding, Inc. 5.7% 4/15/17 (b)	76,000	81,264
TECO Finance, Inc. 5.15% 3/15/20	114,000	126,995
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
TransCapitalInvest Ltd. 5.67% 3/5/14 (b)	$ 195,000	$ 204,440
Volkswagen International Finance NV 1.875% 4/1/14 (b)	300,000	304,009
		9,356,003
Insurance - 4.5%
Aon Corp.:
3.125% 5/27/16	59,000	59,047
6.25% 9/30/40	253,000	278,593
Assurant, Inc. 5.625% 2/15/14	85,000	90,208
Berkshire Hathaway, Inc. 2.2% 8/15/16	1,065,000	1,075,671
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(e)	66,000	62,865
Liberty Mutual Group, Inc. 5% 6/1/21 (b)	1,134,000	1,105,249
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	701,000	714,729
MetLife, Inc. 4.75% 2/8/21	660,000	691,337
Monumental Global Funding III 5.5% 4/22/13 (b)	98,000	104,028
Pacific Life Global Funding 5.15% 4/15/13 (b)	152,000	160,275
Pacific LifeCorp 6% 2/10/20 (b)	100,000	111,639
Prudential Financial, Inc.:
5.15% 1/15/13	144,000	150,798
5.625% 5/12/41	1,170,000	1,088,802
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(e)	58,000	55,026
Symetra Financial Corp. 6.125% 4/1/16 (b)	215,000	228,766
Unum Group:
5.625% 9/15/20	250,000	272,683
7.125% 9/30/16	106,000	123,877
		6,373,593
Real Estate Investment Trusts - 1.7%
CommonWealth REIT 5.875% 9/15/20	260,000	269,553
Developers Diversified Realty Corp.:
4.75% 4/15/18	1,060,000	1,005,883
5.375% 10/15/12	622,000	629,420
Equity One, Inc. 6.25% 12/15/14	223,000	239,489
Federal Realty Investment Trust:
5.95% 8/15/14	100,000	108,881
6% 7/15/12	131,000	135,420
Washington (REIT) 5.25% 1/15/14	58,000	61,957
		2,450,603
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - 3.0%
BioMed Realty LP 3.85% 4/15/16	$ 914,000	$ 922,198
Brandywine Operating Partnership LP 5.75% 4/1/12	183,000	186,429
Duke Realty LP 5.4% 8/15/14	126,000	133,270
ERP Operating LP 4.75% 7/15/20	1,020,000	1,056,825
Liberty Property LP:
5.125% 3/2/15	141,000	154,648
5.5% 12/15/16	66,000	73,257
Mack-Cali Realty LP 7.75% 8/15/19	126,000	157,037
Simon Property Group LP 5.65% 2/1/20	775,000	851,766
Tanger Properties LP 6.125% 6/1/20	586,000	661,517
		4,196,947
Thrifts & Mortgage Finance - 2.6%
Bank of America Corp.:
4.5% 4/1/15	1,700,000	1,715,796
5% 5/13/21	1,645,000	1,608,348
First Niagara Financial Group, Inc. 6.75% 3/19/20	325,000	360,876
		3,685,020
TOTAL FINANCIALS		44,556,814
HEALTH CARE - 2.4%
Health Care Providers & Services - 1.8%
Express Scripts, Inc. 3.125% 5/15/16	1,696,000	1,733,833
WellPoint, Inc. 2.375% 2/15/17	810,000	798,127
		2,531,960
Pharmaceuticals - 0.6%
Johnson & Johnson 4.85% 5/15/41	630,000	680,543
Watson Pharmaceuticals, Inc. 5% 8/15/14	130,000	142,046
		822,589
TOTAL HEALTH CARE		3,354,549
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (b)	103,000	111,278
Airlines - 0.2%
Continental Airlines, Inc. 6.648% 3/15/19	116,168	120,234
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	$ 68,304	$ 66,937
8.36% 1/20/19	51,608	51,608
		238,779
Machinery - 0.4%
Caterpillar, Inc. 5.2% 5/27/41	565,000	604,753
TOTAL INDUSTRIALS		954,810
INFORMATION TECHNOLOGY - 2.2%
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	160,000	174,805
6% 10/1/12	173,000	182,745
		357,550
IT Services - 1.2%
International Business Machines Corp. 1.95% 7/22/16	1,617,000	1,639,937
Office Electronics - 0.8%
Xerox Corp. 4.5% 5/15/21	1,075,000	1,110,269
TOTAL INFORMATION TECHNOLOGY		3,107,756
MATERIALS - 1.5%
Chemicals - 0.8%
Dow Chemical Co.:
4.25% 11/15/20	870,000	887,489
7.6% 5/15/14	237,000	273,126
		1,160,615
Construction Materials - 0.1%
CRH America, Inc. 6% 9/30/16	82,000	90,575
Metals & Mining - 0.6%
Alcoa, Inc. 5.4% 4/15/21	120,000	120,118
Anglo American Capital PLC 9.375% 4/8/14 (b)	156,000	184,342
ArcelorMittal SA 5.5% 3/1/21	440,000	430,280
Vale Overseas Ltd. 6.25% 1/23/17	104,000	117,987
		852,727
TOTAL MATERIALS		2,103,917
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.:
2.4% 8/15/16	$ 115,000	$ 116,254
2.95% 5/15/16	620,000	642,964
6.3% 1/15/38	970,000	1,082,341
CenturyLink, Inc. 7.6% 9/15/39	1,033,000	950,068
Telefonica Emisiones SAU:
3.992% 2/16/16	200,000	195,818
5.134% 4/27/20	94,000	89,258
Verizon Communications, Inc. 4.6% 4/1/21	460,000	500,211
		3,576,914
Wireless Telecommunication Services - 0.5%
America Movil SAB de CV 3.625% 3/30/15	132,000	140,209
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.5% 3/1/16	220,000	230,081
4.75% 10/1/14	223,000	245,196
5.875% 10/1/19	67,000	77,155
		692,641
TOTAL TELECOMMUNICATION SERVICES		4,269,555
UTILITIES - 7.5%
Electric Utilities - 4.9%
AmerenUE 6.4% 6/15/17	133,000	159,018
Cleveland Electric Illuminating Co. 5.65% 12/15/13	183,000	199,475
Commonwealth Edison Co.:
1.95% 9/1/16 (d)	83,000	82,820
4% 8/1/20	800,000	840,605
Duke Energy Corp. 3.55% 9/15/21	1,250,000	1,233,759
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (b)	1,310,000	1,370,590
EDP Finance BV 6% 2/2/18 (b)	106,000	88,815
FirstEnergy Corp. 7.375% 11/15/31	1,290,000	1,496,688
FirstEnergy Solutions Corp. 6.05% 8/15/21	38,000	41,606
Nevada Power Co.:
6.5% 8/1/18	70,000	84,270
6.65% 4/1/36	500,000	633,024
Sierra Pacific Power Co. 5.45% 9/1/13	70,000	75,673
Tampa Electric Co. 6.55% 5/15/36	500,000	613,659
		6,920,002
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Gas Utilities - 0.0%
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21 (b)	$ 18,000	$ 18,744
Independent Power Producers & Energy Traders - 0.3%
Duke Capital LLC 5.668% 8/15/14	192,000	213,335
Exelon Generation Co. LLC 4% 10/1/20	157,000	155,981
		369,316
Multi-Utilities - 2.3%
Dominion Resources, Inc.:
1.95% 8/15/16	72,000	71,946
6.3% 9/30/66 (e)	145,000	138,475
7.5% 6/30/66 (e)	145,000	148,625
DTE Energy Co. 0.955% 6/3/13 (e)	86,000	86,136
NiSource Finance Corp.:
5.4% 7/15/14	60,000	65,893
5.45% 9/15/20	650,000	729,387
5.95% 6/15/41	643,000	655,978
6.4% 3/15/18	59,000	69,360
Sempra Energy 2% 3/15/14	1,195,000	1,214,994
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	117,000	115,830
		3,296,624
TOTAL UTILITIES		10,604,686
TOTAL NONCONVERTIBLE BONDS (Cost $95,309,562)		96,814,213
U.S. Treasury Obligations - 13.6%

U.S. Treasury Bonds 4.375% 5/15/41	8,627,000	9,848,241
U.S. Treasury Notes 2.25% 7/31/18	8,926,000	9,341,612
TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,727,647)		19,189,853
Municipal Securities - 1.0%

American Muni. Pwr.-Ohio, Inc. Rev. (Combined Hydroelectric Proj.):
Series 2009 C, 6.449% 2/15/44	200,000	215,482
Series 2010 B, 8.084% 2/15/50	280,000	365,285
Municipal Securities - continued
	Principal Amount	Value
Illinois Gen. Oblig. Series 2011:
5.665% 3/1/18	$ 25,000	$ 26,801
5.877% 3/1/19	170,000	181,781
Muni. Elec. Auth. of Georgia (Plant Vogtle Units 3&4 Proj.)Series 2010 A, 6.655% 4/1/57	690,000	690,607
TOTAL MUNICIPAL SECURITIES (Cost $1,330,455)		1,479,956
Foreign Government and Government Agency Obligations - 0.1%

United Mexican States 6.05% 1/11/40 (Cost $147,988)	146,000	167,170
Bank Notes - 0.3%

Wachovia Bank NA 6% 11/15/17 (Cost $443,063)	405,000	455,719
Commercial Paper - 15.6%

Duke Energy Corp.:
0.3% 9/26/11	1,000,000	999,814
0.33% 9/26/11	2,000,000	1,999,628
Kraft Foods, Inc. 0.25% 9/8/11	3,000,000	2,999,826
National Grid USA 0.36% 9/29/11	2,500,000	2,499,382
Potash Corp. of Saskatchewan, Inc. 0.3% 9/8/11	3,000,000	2,999,826
Verizon Communications, Inc. 0.28% 10/3/11	2,000,000	1,999,418
Weatherford International Ltd. yankee 0.92% 9/16/11	3,250,000	3,249,347
WellPoint, Inc. 0.33% 9/19/11	3,250,000	3,249,640
Xerox Corp. 0.6% 10/4/11	2,000,000	1,999,110
TOTAL COMMERCIAL PAPER (Cost $21,994,673)		21,995,991
Preferred Securities - 0.1%
	Principal Amount	Value
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
ING Groep NV 5.775% (c)(e)	$ 47,000	$ 40,103
MUFG Capital Finance 1 Ltd. 6.346% (c)(e)	102,000	105,322
		145,425
TOTAL PREFERRED SECURITIES (Cost $145,139)		145,425
Cash Equivalents - 5.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.07%, dated 8/31/11 due 9/1/11 (Collateralized by U.S. Government Obligations) # (Cost $7,610,000)	$ 7,610,014	7,610,000
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $145,708,527)		147,858,327
NET OTHER ASSETS (LIABILITIES) - (4.7)%		(6,639,902)
NET ASSETS - 100%		$ 141,218,425
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,714,253 or 6.2% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$7,610,000 due 9/01/11 at 0.07%
Barclays Capital, Inc.	$ 1,812,296
HSBC Securities (USA), Inc.	2,713,652
ING Financial Markets LLC	31,193
Mizuho Securities USA, Inc.	3,052,859
$ 7,610,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 719,660
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the Fidelity Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 70,145,328	$ -	$ 70,246,461*	$ -	0.0%
Total	$ 70,145,328	$ -	$ 70,246,461	$ -
* Includes the value of shares redeemed through in-kind transactions. See Note 5 of the Notes to Financial Statements.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.4%
Canada	3.3%
Bermuda	2.5%
United Kingdom	1.4%
Others (Individually Less Than 1%)	3.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011

Assets
Investment in securities, at value (including repurchase agreements of $7,610,000) - See accompanying schedule: Unaffiliated issuers (cost $145,708,527)		$ 147,858,327
Cash		218
Receivable for fund shares sold		1,375,841
Interest receivable		1,342,735
Total assets		150,577,121

Liabilities
Payable for investments purchased Regular delivery	$ 9,099,720
Delayed delivery	83,006
Payable for fund shares redeemed	105,459
Distributions payable	17,823
Accrued management fee	34,419
Distribution and service plan fees payable	10,441
Other affiliated payables	7,828
Total liabilities		9,358,696

Net Assets		$ 141,218,425
Net Assets consist of:
Paid in capital		$ 135,681,692
Undistributed net investment income		55,223
Accumulated undistributed net realized gain (loss) on investments		3,331,710
Net unrealized appreciation (depreciation) on investments		2,149,800
Net Assets		$ 141,218,425

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

August 31, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($12,935,407 ÷ 1,209,439 shares)	$ 10.70

Maximum offering price per share (100/96.00 of $10.70)	$ 11.15
Class T: Net Asset Value and redemption price per share ($5,153,085 ÷ 481,828 shares)	$ 10.69

Maximum offering price per share (100/96.00 of $10.69)	$ 11.14
Class C: Net Asset Value and offering price per share ($11,111,166 ÷ 1,038,980 shares)A	$ 10.69

Corporate Bond: Net Asset Value, offering price and redemption price per share ($110,113,148 ÷ 10,295,705 shares)	$ 10.70

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,905,619 ÷ 178,177 shares)	$ 10.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2011

Investment Income
Dividends		$ 9,189
Interest		2,454,589
Income from Fidelity Central Funds		719,660
Total income		3,183,438

Expenses
Management fee	$ 266,589
Transfer agent fees	80,717
Distribution and service plan fees	32,560
Independent trustees' compensation	284
Miscellaneous	48
Total expenses before reductions	380,198
Expense reductions	(26)	380,172
Net investment income (loss)		2,803,266
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,975,795
Fidelity Central Funds	1,941,839
Total net realized gain (loss)		3,917,634
Change in net unrealized appreciation (depreciation) on investment securities		(2,095,716)
Net gain (loss)		1,821,918
Net increase (decrease) in net assets resulting from operations		$ 4,625,184

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2011	For the period May 4, 2010 (commencement of operations) to August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,803,266	$ 970,447
Net realized gain (loss)	3,917,634	352,390
Change in net unrealized appreciation (depreciation)	(2,095,716)	4,245,516
Net increase (decrease) in net assets resulting from operations	4,625,184	5,568,353
Distributions to shareholders from net investment income	(2,847,827)	(958,181)
Distributions to shareholders from net realized gain	(768,211)	-
Total distributions	(3,616,038)	(958,181)
Share transactions - net increase (decrease)	9,147,425	126,451,682
Total increase (decrease) in net assets	10,156,571	131,061,854

Net Assets
Beginning of period	131,061,854	-
End of period (including undistributed net investment income of $55,223 and undistributed net investment income of $44,163, respectively)	$ 141,218,425	$ 131,061,854

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.356	.128
Net realized and unrealized gain (loss)	.366	.446
Total from investment operations	.722	.574
Distributions from net investment income	(.370)	(.124)
Distributions from net realized gain	(.102)	-
Total distributions	(.472)	(.124)
Net asset value, end of period	$ 10.70	$ 10.45
Total Return B,C,D	7.16%	5.78%
Ratios to Average Net Assets F,I
Expenses before reductions	.75%	.74% A
Expenses net of fee waivers, if any	.75%	.74% A
Expenses net of all reductions	.75%	.74% A
Net investment income (loss)	3.43%	3.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,935	$ 3,083
Portfolio turnover rate G	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.357	.131
Net realized and unrealized gain (loss)	.363	.436
Total from investment operations	.720	.567
Distributions from net investment income	(.368)	(.127)
Distributions from net realized gain	(.102)	-
Total distributions	(.470)	(.127)
Net asset value, end of period	$ 10.69	$ 10.44
Total Return B,C,D	7.14%	5.71%
Ratios to Average Net Assets F,I
Expenses before reductions	.75%	.68% A
Expenses net of fee waivers, if any	.75%	.68% A
Expenses net of all reductions	.75%	.68% A
Net investment income (loss)	3.42%	3.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,153	$ 1,026
Portfolio turnover rate G	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.280	.106
Net realized and unrealized gain (loss)	.361	.437
Total from investment operations	.641	.543
Distributions from net investment income	(.289)	(.103)
Distributions from net realized gain	(.102)	-
Total distributions	(.391)	(.103)
Net asset value, end of period	$ 10.69	$ 10.44
Total Return B,C,D	6.34%	5.46%
Ratios to Average Net Assets F,I
Expenses before reductions	1.47%	1.45% A
Expenses net of fee waivers, if any	1.47%	1.45% A
Expenses net of all reductions	1.47%	1.45% A
Net investment income (loss)	2.71%	3.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,111	$ 668
Portfolio turnover rate G	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Corporate Bond

Years ended August 31,	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.388	.137
Net realized and unrealized gain (loss)	.367	.447
Total from investment operations	.755	.584
Distributions from net investment income	(.403)	(.134)
Distributions from net realized gain	(.102)	-
Total distributions	(.505)	(.134)
Net asset value, end of period	$ 10.70	$ 10.45
Total Return B,C	7.50%	5.88%
Ratios to Average Net Assets E,H
Expenses before reductions	.45%	.44% A
Expenses net of fee waivers, if any	.45%	.44% A
Expenses net of all reductions	.45%	.44% A
Net investment income (loss)	3.72%	4.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 110,113	$ 124,879
Portfolio turnover rate F	242% I	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2010 (commencement of operations) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.389	.140
Net realized and unrealized gain (loss)	.366	.445
Total from investment operations	.755	.585
Distributions from net investment income	(.403)	(.135)
Distributions from net realized gain	(.102)	-
Total distributions	(.505)	(.135)
Net asset value, end of period	$ 10.70	$ 10.45
Total Return B,C	7.51%	5.89%
Ratios to Average Net Assets E,H
Expenses before reductions	.43%	.42% A
Expenses net of fee waivers, if any	.43%	.42% A
Expenses net of all reductions	.43%	.42% A
Net investment income (loss)	3.75%	4.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,906	$ 1,406
Portfolio turnover rate F	242% I	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2010 (commencement of operations) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2011

1. Organization.

Fidelity Corporate Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Corporate Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. In September 2011 the Board of Trustees approved a change in the name of Fidelity Fixed-Income Trust to Fidelity Salem Street Trust effective October 14, 2011.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, U.S. government and government agency obligations and commercial paper, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships (including allocations from Fidelity Central Funds) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,602,652
Gross unrealized depreciation	(481,918)
Net unrealized appreciation (depreciation) on securities and other investments	$ 3,120,734

Tax Cost	$ 144,737,593

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 1,917,732
Undistributed long-term capital gain	$ 498,267
Net unrealized appreciation (depreciation)	$ 3,120,734

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be August 31, 2012.

The tax character of distributions paid was as follows:

	August 31, 2011	August 31, 2010
Ordinary Income	$ 3,533,730	$ 958,181
Long-term Capital Gains	82,308	-
Total	$ 3,616,038	$ 958,181

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and in-kind transactions, aggregated $84,296,096 and $96,603,471, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as transfer agent and distribution and service plan fees and interest expense, including commitment fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 9,511	$ 520
Class T	-%	.25%	3,532	-
Class C	.75%	.25%	19,517	5,009
			$ 32,560	$ 5,529

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1% for Class C, .75% for certain purchases of Class A shares and ..25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,259
Class T	970
Class C*	116
$ 6,345

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Corporate Bond. FIIOC receives an asset-based fee of .10% of Corporate Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 5,874.15
Class T	2,220.15
Class C	2,567.12
Corporate Bond	69,345.10
Institutional Class	711.08
	$ 80,717

Exchange In-Kind. During the period, the Fund redeemed in-kind 290,603 shares of Fidelity Corporate Bond 1-10 Year Central Fund ("1-10 Year"), a Fidelity Central Fund in which the Fund invested, valued at $31,509,495 in exchange for cash and securities, including accrued interest. Realized gain (loss) of $858,197 on the Fund's redemption of 1-10 Year shares is included in the accompanying Statement of Operations as "Realized gain (loss) on Fidelity Central Funds." Because 1-10 Year was a partnership for federal income tax purposes, the redemption generally was tax free to the Fund.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $48 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $26.

Annual Report

Notes to Financial Statements - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2011	2010 A
From net investment income
Class A	$ 119,903	$ 34,654
Class T	43,229	15,067
Class C	42,265	8,948
Corporate Bond	2,607,261	879,782
Institutional Class	35,169	19,730
Total	$ 2,847,827	$ 958,181
From net realized gain
Class A	$ 19,036	$ -
Class T	5,392	-
Class C	5,080	-
Corporate Bond	730,206	-
Institutional Class	8,497	-
Total	$ 768,211	$ -

A For the period May 4, 2010 (commencement of operations) to August 31, 2010.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2011	2010 A	2011	2010 A
Class A
Shares sold	1,336,934	419,766	$ 14,120,100	$ 4,210,047
Reinvestment of distributions	9,730	917	101,662	9,298
Shares redeemed	(432,347)	(125,561)	(4,532,906)	(1,260,334)
Net increase (decrease)	914,317	295,122	$ 9,688,856	$ 2,959,011
Class T
Shares sold	478,464	225,745	$ 5,051,757	$ 2,263,959
Reinvestment of distributions	4,383	1,303	45,990	13,242
Shares redeemed	(99,224)	(128,843)	(1,025,191)	(1,293,969)
Net increase (decrease)	383,623	98,205	$ 4,072,556	$ 983,232
Class C
Shares sold	1,091,237	163,695	$ 11,575,052	$ 1,646,522
Reinvestment of distributions	4,266	753	44,862	7,616
Shares redeemed	(120,514)	(100,457)	(1,267,376)	(1,007,582)
Net increase (decrease)	974,989	63,991	$ 10,352,538	$ 646,556

Annual Report

9. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2011	2010 A	2011	2010 A
Corporate Bond
Shares sold	12,128,747	13,027,028	$ 127,535,788	$ 131,371,513
Reinvestment of distributions	293,748	77,870	3,053,981	800,920
Shares redeemed	(14,082,596)	(1,149,092)	(146,074,610)	(11,644,820)
Net increase (decrease)	(1,660,101)	11,955,806	$ (15,484,841)	$ 120,527,613
Institutional Class
Shares sold	224,468	260,141	$ 2,376,509	$ 2,605,174
Reinvestment of distributions	3,593	1,566	37,377	15,969
Shares redeemed	(184,465)	(127,126)	(1,895,570)	(1,285,873)
Net increase (decrease)	43,596	134,581	$ 518,316	$ 1,335,270

A For the period May 4, 2010 (commencement of operations) to August 31, 2010.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust (formerly Fidelity Fixed-Income Trust) and the Shareholders of Fidelity Corporate Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Corporate Bond Fund (a fund of Fidelity Salem Street Trust (formerly Fidelity Fixed-Income Trust)) at August 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Corporate Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 18, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 424 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Corporate Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Corporate Bond	10/17/2011	10/14/2011	$0.124

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2011, $548,199, or, if subsequently determined to be different, the net capital gain of such year.

A total of 5.03% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $1,409,296 of distributions paid during the period January 1, 2011 to August 31, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

CBD-UANN-1011
1.907003.101

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®
Corporate Bond
Fund - Class A, Class T and Class C

Annual Report

August 31, 2011

Class A, Class T and
Class C are classes of
Fidelity® Corporate Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2011	Past 1 year	Life of fund A
Class A (incl. 4.00% sales charge)	2.88%	6.58%
Class T (incl. 4.00% sales charge)	2.86%	6.51%
Class C (incl. contingent deferred sales charge) B	5.34%	9.02%

A From May 4, 2010.

B Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Corporate Bond Fund - Class A on May 4, 2010, when the fund started, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. Credit Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Against the backdrop of ultra-low interest rates and heightened volatility, U.S. taxable investment-grade bonds generated moderate gains for the year ending August 31, 2011, as evidenced by the 4.62% advance of the Barclays Capital® U.S. Aggregate Bond Index. Among the sectors that comprise the index, the best performers were on the riskier end of the spectrum, bolstered by improving economic data. Buoyed by a strong first half, commercial mortgage-backed securities (CMBS) fared best, gaining 5.94% amid continued modest improvement in commercial real estate fundamentals. Investment-grade corporate bonds rose 4.98%, due in large part to increased corporate profitability, high cash balances, reduced debt levels and improved credit conditions. Residential mortgage-backed securities also rose 4.98%, supported by a combination of slower-than-expected prepayments and strong demand from investors seeking higher-yielding alternatives to government bonds. Meanwhile, U.S. Treasury bonds gained 4.17%. After underperforming in the first half, when economic data was strong, Treasuries performed exceedingly well in the second half, when the economy weakened, sovereign debt woes in Europe worsened, Congress wrangled over raising the federal debt ceiling and Standard & Poor's downgraded the long-term sovereign credit rating of the United States. U.S. Government agency securities returned 3.04%.

Comments from David Prothro, Lead Portfolio Manager of Fidelity Advisor® Corporate Bond Fund: For the year, the fund's Class A, Class T and Class C shares advanced 7.16%, 7.14% and 6.34%, respectively (excluding sales charges), versus 4.98% for the Barclays Capital® U.S. Credit Bond Index. Given the uncertain macroeconomic environment, we maintained a moderate risk posture by keeping the fund's relative overweighting in corporate bonds at a modest level. Strong security selection, especially among financials, fueled the fund's outperformance. Within financials, favorable picks among regional banks and credit card providers, as well as an overweighting in real estate investment trusts (REITs), helped the most. Positioning in utilities, most notably an overweighting in natural gas pipeline companies, also boosted performance. Outside of corporate bonds, holding longer-maturity Treasuries and government-agency bonds as interest rates declined further aided results, as did solid security selection in Build America Bonds (BABs). On the downside, underweighting industrials dampened performance, primarily in the consumer cyclical and non-cyclical categories. Solid positioning in energy, which outpaced the index by a healthy margin, partially offset industrials' overall negative influence.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Class A	.74%
Actual		$ 1,000.00	$ 1,056.70	$ 3.84
Hypothetical A		$ 1,000.00	$ 1,021.48	$ 3.77
Class T	.76%
Actual		$ 1,000.00	$ 1,055.50	$ 3.94
Hypothetical A		$ 1,000.00	$ 1,021.37	$ 3.87
Class C	1.45%
Actual		$ 1,000.00	$ 1,051.80	$ 7.50
Hypothetical A		$ 1,000.00	$ 1,017.90	$ 7.38
Corporate Bond	.44%
Actual		$ 1,000.00	$ 1,058.40	$ 2.28
Hypothetical A		$ 1,000.00	$ 1,022.99	$ 2.24
Institutional Class	.43%
Actual		$ 1,000.00	$ 1,058.40	$ 2.23
Hypothetical A		$ 1,000.00	$ 1,023.04	$ 2.19

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of August 31, 2011	As of February 28, 2011
U.S. Government and U.S. Government Agency Obligations 13.6%	U.S. Government and U.S. Government Agency Obligations 6.5%
AAA 1.2%	AAA 0.0%
AA 10.4%	AA 9.4%
A 20.3%	A 19.8%
BBB 32.6%	BBB 45.3%
BB and Below 5.6%	BB and Below 10.0%
Not Rated 0.0%	Not Rated 1.0%
Short-Term Investments and Net Other Assets 16.3%	Short-Term Investments and Net Other Assets 8.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2011
6 months ago
Years	9.0	10.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2011
6 months ago
Years	6.4	6.3

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2011*		As of February 28, 2011**
	Corporate Bonds 68.6%		Corporate Bonds 79.8%
	U.S. Government and U.S. Government Agency Obligations 13.6%		U.S. Government and U.S. Government Agency Obligations 6.5%
	Municipal Bonds 1.0%		Municipal Bonds 4.4%
	Other Investments 0.5%		Other Investments 1.3%
	Short-Term Investments and Net Other Assets 16.3%		Short-Term Investments and Net Other Assets 8.0%
* Foreign investments	10.6%	** Foreign investments	15.5%

Annual Report

Investments August 31, 2011

Showing Percentage of Net Assets

Nonconvertible Bonds - 68.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 5.0%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 300,000	$ 332,192
Automobiles - 0.3%
Daimler Finance North America LLC 1.95% 3/28/14 (b)	450,000	455,476
Household Durables - 0.1%
Fortune Brands, Inc.:
5.375% 1/15/16	43,000	47,666
6.375% 6/15/14	59,000	65,846
		113,512
Media - 2.6%
Comcast Corp. 6.4% 3/1/40	250,000	283,168
Discovery Communications LLC 6.35% 6/1/40	221,000	248,816
NBCUniversal Media LLC:
3.65% 4/30/15	129,000	136,854
5.15% 4/30/20	1,625,000	1,799,837
6.4% 4/30/40	390,000	440,604
News America, Inc.:
6.15% 2/15/41	50,000	52,128
6.9% 8/15/39	300,000	338,799
Time Warner, Inc. 6.2% 3/15/40	300,000	321,678
Viacom, Inc. 3.5% 4/1/17	34,000	35,155
		3,657,039
Specialty Retail - 1.8%
Home Depot, Inc.:
5.4% 3/1/16	1,200,000	1,362,302
5.95% 4/1/41	941,000	1,028,053
Staples, Inc. 7.375% 10/1/12	100,000	106,538
		2,496,893
TOTAL CONSUMER DISCRETIONARY		7,055,112
CONSUMER STAPLES - 6.7%
Beverages - 3.0%
Anheuser-Busch InBev Worldwide, Inc.:
1.5% 7/14/14	76,000	77,015
5.375% 11/15/14	218,000	246,236
FBG Finance Ltd. 5.125% 6/15/15 (b)	131,000	144,974
PepsiCo, Inc. 3% 8/25/21	3,750,000	3,754,493
		4,222,718
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.4%
CVS Caremark Corp. 4.125% 5/15/21	$ 1,954,000	$ 1,978,699
Food Products - 0.8%
Kraft Foods, Inc.:
5.375% 2/10/20	650,000	737,458
5.625% 11/1/11	21,000	21,150
6.5% 8/11/17	274,000	330,933
		1,089,541
Household Products - 0.8%
Procter & Gamble Co.:
0.7% 8/15/14	1,065,000	1,067,355
1.45% 8/15/16	74,000	73,733
		1,141,088
Tobacco - 0.7%
Altria Group, Inc.:
4.75% 5/5/21	650,000	674,667
9.7% 11/10/18	182,000	240,324
Reynolds American, Inc. 6.75% 6/15/17	131,000	154,232
		1,069,223
TOTAL CONSUMER STAPLES		9,501,269
ENERGY - 8.0%
Energy Equipment & Services - 1.1%
DCP Midstream LLC 5.35% 3/15/20 (b)	116,000	127,780
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	658,000	746,389
Noble Holding International Ltd. 3.05% 3/1/16	450,000	468,878
Weatherford International Ltd.:
4.95% 10/15/13	78,000	82,939
5.15% 3/15/13	102,000	107,421
		1,533,407
Oil, Gas & Consumable Fuels - 6.9%
Anadarko Petroleum Corp.:
5.95% 9/15/16	393,000	441,515
6.375% 9/15/17	1,071,000	1,235,942
BW Group Ltd. 6.625% 6/28/17 (b)	132,000	123,585
Duke Energy Field Services 5.375% 10/15/15 (b)	54,000	61,002
El Paso Natural Gas Co. 5.95% 4/15/17	492,000	568,698
EnCana Holdings Finance Corp. 5.8% 5/1/14	129,000	142,326
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enterprise Products Operating LP 4.05% 2/15/22	$ 1,065,000	$ 1,070,772
Gulf South Pipeline Co. LP 5.75% 8/15/12 (b)	172,000	177,220
Marathon Petroleum Corp. 6.5% 3/1/41 (b)	785,000	851,028
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (b)	480,000	516,297
Nexen, Inc.:
5.2% 3/10/15	41,000	44,820
6.2% 7/30/19	324,000	374,567
6.4% 5/15/37	158,000	162,120
NGPL PipeCo LLC 6.514% 12/15/12 (b)	159,000	164,505
Occidental Petroleum Corp. 1.75% 2/15/17	1,200,000	1,192,825
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	39,000	39,979
5.75% 1/20/20	427,000	463,247
Petroleos Mexicanos:
5.5% 1/21/21 (b)	545,000	592,688
6% 3/5/20	116,000	130,790
Plains All American Pipeline LP/PAA Finance Corp. 5% 2/1/21	14,000	14,878
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (b)	79,800	87,381
Rockies Express Pipeline LLC 6.25% 7/15/13 (b)	121,000	129,454
Spectra Energy Capital, LLC 5.65% 3/1/20	56,000	62,610
Spectra Energy Partners, LP:
2.95% 6/15/16	411,000	422,705
4.6% 6/15/21	414,000	427,607
Western Gas Partners LP 5.375% 6/1/21	260,000	273,777
		9,772,338
TOTAL ENERGY		11,305,745
FINANCIALS - 31.6%
Capital Markets - 4.2%
Goldman Sachs Group, Inc.:
3.625% 2/7/16	1,275,000	1,275,437
5.25% 7/27/21	1,227,000	1,242,422
5.95% 1/18/18	178,000	189,244
6.15% 4/1/18	204,000	217,861
Janus Capital Group, Inc. 5.875% 9/15/11 (a)	107,000	107,081
Lazard Group LLC:
6.85% 6/15/17	171,000	192,275
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Lazard Group LLC: - continued
7.125% 5/15/15	$ 61,000	$ 68,781
Morgan Stanley:
1.2329% 4/29/13 (e)	270,000	262,932
4% 7/24/15	447,000	444,665
5.5% 7/28/21	897,000	894,509
5.625% 9/23/19	219,000	222,375
5.75% 1/25/21	385,000	396,051
6.625% 4/1/18	153,000	163,801
Northern Trust Corp. 3.375% 8/23/21	28,000	27,950
Royal Bank of Scotland PLC 4.375% 3/16/16	225,000	221,906
		5,927,290
Commercial Banks - 7.3%
Associated Banc Corp. 5.125% 3/28/16	575,000	599,941
Comerica, Inc. 4.8% 5/1/15	487,000	521,349
Credit Suisse New York Branch 6% 2/15/18	122,000	128,466
DBS Bank Ltd. (Singapore) 0.5101% 5/16/17 (b)(e)	139,000	136,915
Discover Bank 7% 4/15/20	950,000	1,032,623
Export-Import Bank of Korea 5.5% 10/17/12	101,000	105,040
Fifth Third Bancorp 8.25% 3/1/38	1,273,000	1,439,184
Fifth Third Capital Trust IV 6.5% 4/15/67 (e)	550,000	510,125
HSBC Holdings PLC:
5.1% 4/5/21	133,000	142,509
6.5% 9/15/37	100,000	99,562
KeyCorp. 5.1% 3/24/21	81,000	82,867
Marshall & Ilsley Bank:
4.85% 6/16/15	370,000	404,557
5% 1/17/17	148,000	159,020
Nordea Bank AB 4.875% 5/13/21 (b)	260,000	237,011
Regions Bank 7.5% 5/15/18	1,095,000	1,067,625
Regions Financial Corp. 0.4165% 6/26/12 (e)	61,000	59,713
SunTrust Banks, Inc. 3.6% 4/15/16	39,000	39,153
Toronto Dominion Bank 1.375% 7/14/14	1,000,000	1,012,961
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (b)(e)	131,000	117,167
UnionBanCal Corp. 5.25% 12/16/13	30,000	32,367
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Wachovia Corp.:
5.25% 8/1/14	$ 2,000,000	$ 2,138,874
5.625% 10/15/16	152,000	166,343
		10,233,372
Consumer Finance - 1.7%
American Express Credit Corp. 5.125% 8/25/14	720,000	788,391
Discover Financial Services:
6.45% 6/12/17	107,000	120,338
10.25% 7/15/19	105,000	135,482
General Electric Capital Corp.:
4.625% 1/7/21	1,000,000	1,029,687
5.875% 1/14/38	150,000	152,414
HSBC Finance Corp. 5.9% 6/19/12	104,000	107,674
		2,333,986
Diversified Financial Services - 6.6%
BP Capital Markets PLC:
3.125% 10/1/15	608,000	635,910
3.625% 5/8/14	388,000	409,181
4.5% 10/1/20	300,000	324,200
Capital One Capital V 10.25% 8/15/39	441,000	457,802
Capital One Capital VI 8.875% 5/15/40	100,000	101,087
Citigroup, Inc.:
3.953% 6/15/16	653,000	666,857
5.375% 8/9/20	750,000	795,170
6.125% 5/15/18	75,000	81,806
6.5% 8/19/13	433,000	460,569
6.875% 3/5/38	175,000	185,425
8.5% 5/22/19	100,000	122,113
General Electric Capital Corp. 5.3% 2/11/21	460,000	489,249
JPMorgan Chase & Co.:
3.45% 3/1/16	1,905,000	1,962,051
4.35% 8/15/21	650,000	669,782
4.625% 5/10/21	655,000	677,653
Metlife Institutional Funding II 1.1458% 4/4/14 (b)(e)	600,000	600,440
Prime Property Funding, Inc. 5.7% 4/15/17 (b)	76,000	81,264
TECO Finance, Inc. 5.15% 3/15/20	114,000	126,995
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
TransCapitalInvest Ltd. 5.67% 3/5/14 (b)	$ 195,000	$ 204,440
Volkswagen International Finance NV 1.875% 4/1/14 (b)	300,000	304,009
		9,356,003
Insurance - 4.5%
Aon Corp.:
3.125% 5/27/16	59,000	59,047
6.25% 9/30/40	253,000	278,593
Assurant, Inc. 5.625% 2/15/14	85,000	90,208
Berkshire Hathaway, Inc. 2.2% 8/15/16	1,065,000	1,075,671
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(e)	66,000	62,865
Liberty Mutual Group, Inc. 5% 6/1/21 (b)	1,134,000	1,105,249
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	701,000	714,729
MetLife, Inc. 4.75% 2/8/21	660,000	691,337
Monumental Global Funding III 5.5% 4/22/13 (b)	98,000	104,028
Pacific Life Global Funding 5.15% 4/15/13 (b)	152,000	160,275
Pacific LifeCorp 6% 2/10/20 (b)	100,000	111,639
Prudential Financial, Inc.:
5.15% 1/15/13	144,000	150,798
5.625% 5/12/41	1,170,000	1,088,802
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(e)	58,000	55,026
Symetra Financial Corp. 6.125% 4/1/16 (b)	215,000	228,766
Unum Group:
5.625% 9/15/20	250,000	272,683
7.125% 9/30/16	106,000	123,877
		6,373,593
Real Estate Investment Trusts - 1.7%
CommonWealth REIT 5.875% 9/15/20	260,000	269,553
Developers Diversified Realty Corp.:
4.75% 4/15/18	1,060,000	1,005,883
5.375% 10/15/12	622,000	629,420
Equity One, Inc. 6.25% 12/15/14	223,000	239,489
Federal Realty Investment Trust:
5.95% 8/15/14	100,000	108,881
6% 7/15/12	131,000	135,420
Washington (REIT) 5.25% 1/15/14	58,000	61,957
		2,450,603
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - 3.0%
BioMed Realty LP 3.85% 4/15/16	$ 914,000	$ 922,198
Brandywine Operating Partnership LP 5.75% 4/1/12	183,000	186,429
Duke Realty LP 5.4% 8/15/14	126,000	133,270
ERP Operating LP 4.75% 7/15/20	1,020,000	1,056,825
Liberty Property LP:
5.125% 3/2/15	141,000	154,648
5.5% 12/15/16	66,000	73,257
Mack-Cali Realty LP 7.75% 8/15/19	126,000	157,037
Simon Property Group LP 5.65% 2/1/20	775,000	851,766
Tanger Properties LP 6.125% 6/1/20	586,000	661,517
		4,196,947
Thrifts & Mortgage Finance - 2.6%
Bank of America Corp.:
4.5% 4/1/15	1,700,000	1,715,796
5% 5/13/21	1,645,000	1,608,348
First Niagara Financial Group, Inc. 6.75% 3/19/20	325,000	360,876
		3,685,020
TOTAL FINANCIALS		44,556,814
HEALTH CARE - 2.4%
Health Care Providers & Services - 1.8%
Express Scripts, Inc. 3.125% 5/15/16	1,696,000	1,733,833
WellPoint, Inc. 2.375% 2/15/17	810,000	798,127
		2,531,960
Pharmaceuticals - 0.6%
Johnson & Johnson 4.85% 5/15/41	630,000	680,543
Watson Pharmaceuticals, Inc. 5% 8/15/14	130,000	142,046
		822,589
TOTAL HEALTH CARE		3,354,549
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (b)	103,000	111,278
Airlines - 0.2%
Continental Airlines, Inc. 6.648% 3/15/19	116,168	120,234
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	$ 68,304	$ 66,937
8.36% 1/20/19	51,608	51,608
		238,779
Machinery - 0.4%
Caterpillar, Inc. 5.2% 5/27/41	565,000	604,753
TOTAL INDUSTRIALS		954,810
INFORMATION TECHNOLOGY - 2.2%
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	160,000	174,805
6% 10/1/12	173,000	182,745
		357,550
IT Services - 1.2%
International Business Machines Corp. 1.95% 7/22/16	1,617,000	1,639,937
Office Electronics - 0.8%
Xerox Corp. 4.5% 5/15/21	1,075,000	1,110,269
TOTAL INFORMATION TECHNOLOGY		3,107,756
MATERIALS - 1.5%
Chemicals - 0.8%
Dow Chemical Co.:
4.25% 11/15/20	870,000	887,489
7.6% 5/15/14	237,000	273,126
		1,160,615
Construction Materials - 0.1%
CRH America, Inc. 6% 9/30/16	82,000	90,575
Metals & Mining - 0.6%
Alcoa, Inc. 5.4% 4/15/21	120,000	120,118
Anglo American Capital PLC 9.375% 4/8/14 (b)	156,000	184,342
ArcelorMittal SA 5.5% 3/1/21	440,000	430,280
Vale Overseas Ltd. 6.25% 1/23/17	104,000	117,987
		852,727
TOTAL MATERIALS		2,103,917
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.:
2.4% 8/15/16	$ 115,000	$ 116,254
2.95% 5/15/16	620,000	642,964
6.3% 1/15/38	970,000	1,082,341
CenturyLink, Inc. 7.6% 9/15/39	1,033,000	950,068
Telefonica Emisiones SAU:
3.992% 2/16/16	200,000	195,818
5.134% 4/27/20	94,000	89,258
Verizon Communications, Inc. 4.6% 4/1/21	460,000	500,211
		3,576,914
Wireless Telecommunication Services - 0.5%
America Movil SAB de CV 3.625% 3/30/15	132,000	140,209
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.5% 3/1/16	220,000	230,081
4.75% 10/1/14	223,000	245,196
5.875% 10/1/19	67,000	77,155
		692,641
TOTAL TELECOMMUNICATION SERVICES		4,269,555
UTILITIES - 7.5%
Electric Utilities - 4.9%
AmerenUE 6.4% 6/15/17	133,000	159,018
Cleveland Electric Illuminating Co. 5.65% 12/15/13	183,000	199,475
Commonwealth Edison Co.:
1.95% 9/1/16 (d)	83,000	82,820
4% 8/1/20	800,000	840,605
Duke Energy Corp. 3.55% 9/15/21	1,250,000	1,233,759
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (b)	1,310,000	1,370,590
EDP Finance BV 6% 2/2/18 (b)	106,000	88,815
FirstEnergy Corp. 7.375% 11/15/31	1,290,000	1,496,688
FirstEnergy Solutions Corp. 6.05% 8/15/21	38,000	41,606
Nevada Power Co.:
6.5% 8/1/18	70,000	84,270
6.65% 4/1/36	500,000	633,024
Sierra Pacific Power Co. 5.45% 9/1/13	70,000	75,673
Tampa Electric Co. 6.55% 5/15/36	500,000	613,659
		6,920,002
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Gas Utilities - 0.0%
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21 (b)	$ 18,000	$ 18,744
Independent Power Producers & Energy Traders - 0.3%
Duke Capital LLC 5.668% 8/15/14	192,000	213,335
Exelon Generation Co. LLC 4% 10/1/20	157,000	155,981
		369,316
Multi-Utilities - 2.3%
Dominion Resources, Inc.:
1.95% 8/15/16	72,000	71,946
6.3% 9/30/66 (e)	145,000	138,475
7.5% 6/30/66 (e)	145,000	148,625
DTE Energy Co. 0.955% 6/3/13 (e)	86,000	86,136
NiSource Finance Corp.:
5.4% 7/15/14	60,000	65,893
5.45% 9/15/20	650,000	729,387
5.95% 6/15/41	643,000	655,978
6.4% 3/15/18	59,000	69,360
Sempra Energy 2% 3/15/14	1,195,000	1,214,994
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	117,000	115,830
		3,296,624
TOTAL UTILITIES		10,604,686
TOTAL NONCONVERTIBLE BONDS (Cost $95,309,562)		96,814,213
U.S. Treasury Obligations - 13.6%

U.S. Treasury Bonds 4.375% 5/15/41	8,627,000	9,848,241
U.S. Treasury Notes 2.25% 7/31/18	8,926,000	9,341,612
TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,727,647)		19,189,853
Municipal Securities - 1.0%

American Muni. Pwr.-Ohio, Inc. Rev. (Combined Hydroelectric Proj.):
Series 2009 C, 6.449% 2/15/44	200,000	215,482
Series 2010 B, 8.084% 2/15/50	280,000	365,285
Municipal Securities - continued
	Principal Amount	Value
Illinois Gen. Oblig. Series 2011:
5.665% 3/1/18	$ 25,000	$ 26,801
5.877% 3/1/19	170,000	181,781
Muni. Elec. Auth. of Georgia (Plant Vogtle Units 3&4 Proj.)Series 2010 A, 6.655% 4/1/57	690,000	690,607
TOTAL MUNICIPAL SECURITIES (Cost $1,330,455)		1,479,956
Foreign Government and Government Agency Obligations - 0.1%

United Mexican States 6.05% 1/11/40 (Cost $147,988)	146,000	167,170
Bank Notes - 0.3%

Wachovia Bank NA 6% 11/15/17 (Cost $443,063)	405,000	455,719
Commercial Paper - 15.6%

Duke Energy Corp.:
0.3% 9/26/11	1,000,000	999,814
0.33% 9/26/11	2,000,000	1,999,628
Kraft Foods, Inc. 0.25% 9/8/11	3,000,000	2,999,826
National Grid USA 0.36% 9/29/11	2,500,000	2,499,382
Potash Corp. of Saskatchewan, Inc. 0.3% 9/8/11	3,000,000	2,999,826
Verizon Communications, Inc. 0.28% 10/3/11	2,000,000	1,999,418
Weatherford International Ltd. yankee 0.92% 9/16/11	3,250,000	3,249,347
WellPoint, Inc. 0.33% 9/19/11	3,250,000	3,249,640
Xerox Corp. 0.6% 10/4/11	2,000,000	1,999,110
TOTAL COMMERCIAL PAPER (Cost $21,994,673)		21,995,991
Preferred Securities - 0.1%
	Principal Amount	Value
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
ING Groep NV 5.775% (c)(e)	$ 47,000	$ 40,103
MUFG Capital Finance 1 Ltd. 6.346% (c)(e)	102,000	105,322
		145,425
TOTAL PREFERRED SECURITIES (Cost $145,139)		145,425
Cash Equivalents - 5.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.07%, dated 8/31/11 due 9/1/11 (Collateralized by U.S. Government Obligations) # (Cost $7,610,000)	$ 7,610,014	7,610,000
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $145,708,527)		147,858,327
NET OTHER ASSETS (LIABILITIES) - (4.7)%		(6,639,902)
NET ASSETS - 100%		$ 141,218,425
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,714,253 or 6.2% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$7,610,000 due 9/01/11 at 0.07%
Barclays Capital, Inc.	$ 1,812,296
HSBC Securities (USA), Inc.	2,713,652
ING Financial Markets LLC	31,193
Mizuho Securities USA, Inc.	3,052,859
$ 7,610,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 719,660
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the Fidelity Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 70,145,328	$ -	$ 70,246,461*	$ -	0.0%
Total	$ 70,145,328	$ -	$ 70,246,461	$ -
* Includes the value of shares redeemed through in-kind transactions. See Note 5 of the Notes to Financial Statements.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.4%
Canada	3.3%
Bermuda	2.5%
United Kingdom	1.4%
Others (Individually Less Than 1%)	3.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011

Assets
Investment in securities, at value (including repurchase agreements of $7,610,000) - See accompanying schedule: Unaffiliated issuers (cost $145,708,527)		$ 147,858,327
Cash		218
Receivable for fund shares sold		1,375,841
Interest receivable		1,342,735
Total assets		150,577,121

Liabilities
Payable for investments purchased Regular delivery	$ 9,099,720
Delayed delivery	83,006
Payable for fund shares redeemed	105,459
Distributions payable	17,823
Accrued management fee	34,419
Distribution and service plan fees payable	10,441
Other affiliated payables	7,828
Total liabilities		9,358,696

Net Assets		$ 141,218,425
Net Assets consist of:
Paid in capital		$ 135,681,692
Undistributed net investment income		55,223
Accumulated undistributed net realized gain (loss) on investments		3,331,710
Net unrealized appreciation (depreciation) on investments		2,149,800
Net Assets		$ 141,218,425

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($12,935,407 ÷ 1,209,439 shares)	$ 10.70

Maximum offering price per share (100/96.00 of $10.70)	$ 11.15
Class T: Net Asset Value and redemption price per share ($5,153,085 ÷ 481,828 shares)	$ 10.69

Maximum offering price per share (100/96.00 of $10.69)	$ 11.14
Class C: Net Asset Value and offering price per share ($11,111,166 ÷ 1,038,980 shares)A	$ 10.69

Corporate Bond: Net Asset Value, offering price and redemption price per share ($110,113,148 ÷ 10,295,705 shares)	$ 10.70

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,905,619 ÷ 178,177 shares)	$ 10.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2011

Investment Income
Dividends		$ 9,189
Interest		2,454,589
Income from Fidelity Central Funds		719,660
Total income		3,183,438

Expenses
Management fee	$ 266,589
Transfer agent fees	80,717
Distribution and service plan fees	32,560
Independent trustees' compensation	284
Miscellaneous	48
Total expenses before reductions	380,198
Expense reductions	(26)	380,172
Net investment income (loss)		2,803,266
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,975,795
Fidelity Central Funds	1,941,839
Total net realized gain (loss)		3,917,634
Change in net unrealized appreciation (depreciation) on investment securities		(2,095,716)
Net gain (loss)		1,821,918
Net increase (decrease) in net assets resulting from operations		$ 4,625,184

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2011	For the period May 4, 2010 (commencement of operations) to August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,803,266	$ 970,447
Net realized gain (loss)	3,917,634	352,390
Change in net unrealized appreciation (depreciation)	(2,095,716)	4,245,516
Net increase (decrease) in net assets resulting from operations	4,625,184	5,568,353
Distributions to shareholders from net investment income	(2,847,827)	(958,181)
Distributions to shareholders from net realized gain	(768,211)	-
Total distributions	(3,616,038)	(958,181)
Share transactions - net increase (decrease)	9,147,425	126,451,682
Total increase (decrease) in net assets	10,156,571	131,061,854

Net Assets
Beginning of period	131,061,854	-
End of period (including undistributed net investment income of $55,223 and undistributed net investment income of $44,163, respectively)	$ 141,218,425	$ 131,061,854

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.356	.128
Net realized and unrealized gain (loss)	.366	.446
Total from investment operations	.722	.574
Distributions from net investment income	(.370)	(.124)
Distributions from net realized gain	(.102)	-
Total distributions	(.472)	(.124)
Net asset value, end of period	$ 10.70	$ 10.45
Total Return B,C,D	7.16%	5.78%
Ratios to Average Net Assets F,I
Expenses before reductions	.75%	.74% A
Expenses net of fee waivers, if any	.75%	.74% A
Expenses net of all reductions	.75%	.74% A
Net investment income (loss)	3.43%	3.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,935	$ 3,083
Portfolio turnover rate G	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.357	.131
Net realized and unrealized gain (loss)	.363	.436
Total from investment operations	.720	.567
Distributions from net investment income	(.368)	(.127)
Distributions from net realized gain	(.102)	-
Total distributions	(.470)	(.127)
Net asset value, end of period	$ 10.69	$ 10.44
Total Return B,C,D	7.14%	5.71%
Ratios to Average Net Assets F,I
Expenses before reductions	.75%	.68% A
Expenses net of fee waivers, if any	.75%	.68% A
Expenses net of all reductions	.75%	.68% A
Net investment income (loss)	3.42%	3.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,153	$ 1,026
Portfolio turnover rate G	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.280	.106
Net realized and unrealized gain (loss)	.361	.437
Total from investment operations	.641	.543
Distributions from net investment income	(.289)	(.103)
Distributions from net realized gain	(.102)	-
Total distributions	(.391)	(.103)
Net asset value, end of period	$ 10.69	$ 10.44
Total Return B,C,D	6.34%	5.46%
Ratios to Average Net Assets F,I
Expenses before reductions	1.47%	1.45% A
Expenses net of fee waivers, if any	1.47%	1.45% A
Expenses net of all reductions	1.47%	1.45% A
Net investment income (loss)	2.71%	3.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,111	$ 668
Portfolio turnover rate G	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Corporate Bond

Years ended August 31,	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.388	.137
Net realized and unrealized gain (loss)	.367	.447
Total from investment operations	.755	.584
Distributions from net investment income	(.403)	(.134)
Distributions from net realized gain	(.102)	-
Total distributions	(.505)	(.134)
Net asset value, end of period	$ 10.70	$ 10.45
Total Return B,C	7.50%	5.88%
Ratios to Average Net Assets E,H
Expenses before reductions	.45%	.44% A
Expenses net of fee waivers, if any	.45%	.44% A
Expenses net of all reductions	.45%	.44% A
Net investment income (loss)	3.72%	4.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 110,113	$ 124,879
Portfolio turnover rate F	242% I	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2010 (commencement of operations) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.389	.140
Net realized and unrealized gain (loss)	.366	.445
Total from investment operations	.755	.585
Distributions from net investment income	(.403)	(.135)
Distributions from net realized gain	(.102)	-
Total distributions	(.505)	(.135)
Net asset value, end of period	$ 10.70	$ 10.45
Total Return B,C	7.51%	5.89%
Ratios to Average Net Assets E,H
Expenses before reductions	.43%	.42% A
Expenses net of fee waivers, if any	.43%	.42% A
Expenses net of all reductions	.43%	.42% A
Net investment income (loss)	3.75%	4.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,906	$ 1,406
Portfolio turnover rate F	242% I	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2010 (commencement of operations) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2011

1. Organization.

Fidelity Corporate Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Corporate Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. In September 2011 the Board of Trustees approved a change in the name of Fidelity Fixed-Income Trust to Fidelity Salem Street Trust effective October 14, 2011.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, U.S. government and government agency obligations and commercial paper, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships (including allocations from Fidelity Central Funds) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,602,652
Gross unrealized depreciation	(481,918)
Net unrealized appreciation (depreciation) on securities and other investments	$ 3,120,734

Tax Cost	$ 144,737,593

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 1,917,732
Undistributed long-term capital gain	$ 498,267
Net unrealized appreciation (depreciation)	$ 3,120,734

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be August 31, 2012.

The tax character of distributions paid was as follows:

	August 31, 2011	August 31, 2010
Ordinary Income	$ 3,533,730	$ 958,181
Long-term Capital Gains	82,308	-
Total	$ 3,616,038	$ 958,181

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

Notes to Financial Statements - continued

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and in-kind transactions, aggregated $84,296,096 and $96,603,471, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as transfer agent and distribution and service plan fees and interest expense, including commitment fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 9,511	$ 520
Class T	-%	.25%	3,532	-
Class C	.75%	.25%	19,517	5,009
			$ 32,560	$ 5,529

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1% for Class C, .75% for certain purchases of Class A shares and ..25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,259
Class T	970
Class C*	116
$ 6,345

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Corporate Bond. FIIOC receives an asset-based fee of .10% of Corporate Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 5,874.15
Class T	2,220.15
Class C	2,567.12
Corporate Bond	69,345.10
Institutional Class	711.08
	$ 80,717

Exchange In-Kind. During the period, the Fund redeemed in-kind 290,603 shares of Fidelity Corporate Bond 1-10 Year Central Fund ("1-10 Year"), a Fidelity Central Fund in which the Fund invested, valued at $31,509,495 in exchange for cash and securities, including accrued interest. Realized gain (loss) of $858,197 on the Fund's redemption of 1-10 Year shares is included in the accompanying Statement of Operations as "Realized gain (loss) on Fidelity Central Funds." Because 1-10 Year was a partnership for federal income tax purposes, the redemption generally was tax free to the Fund.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $48 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $26.

Annual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2011	2010 A
From net investment income
Class A	$ 119,903	$ 34,654
Class T	43,229	15,067
Class C	42,265	8,948
Corporate Bond	2,607,261	879,782
Institutional Class	35,169	19,730
Total	$ 2,847,827	$ 958,181
From net realized gain
Class A	$ 19,036	$ -
Class T	5,392	-
Class C	5,080	-
Corporate Bond	730,206	-
Institutional Class	8,497	-
Total	$ 768,211	$ -

A For the period May 4, 2010 (commencement of operations) to August 31, 2010.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2011	2010 A	2011	2010 A
Class A
Shares sold	1,336,934	419,766	$ 14,120,100	$ 4,210,047
Reinvestment of distributions	9,730	917	101,662	9,298
Shares redeemed	(432,347)	(125,561)	(4,532,906)	(1,260,334)
Net increase (decrease)	914,317	295,122	$ 9,688,856	$ 2,959,011
Class T
Shares sold	478,464	225,745	$ 5,051,757	$ 2,263,959
Reinvestment of distributions	4,383	1,303	45,990	13,242
Shares redeemed	(99,224)	(128,843)	(1,025,191)	(1,293,969)
Net increase (decrease)	383,623	98,205	$ 4,072,556	$ 983,232
Class C
Shares sold	1,091,237	163,695	$ 11,575,052	$ 1,646,522
Reinvestment of distributions	4,266	753	44,862	7,616
Shares redeemed	(120,514)	(100,457)	(1,267,376)	(1,007,582)
Net increase (decrease)	974,989	63,991	$ 10,352,538	$ 646,556

Annual Report

Notes to Financial Statements - continued

9. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2011	2010 A	2011	2010 A
Corporate Bond
Shares sold	12,128,747	13,027,028	$ 127,535,788	$ 131,371,513
Reinvestment of distributions	293,748	77,870	3,053,981	800,920
Shares redeemed	(14,082,596)	(1,149,092)	(146,074,610)	(11,644,820)
Net increase (decrease)	(1,660,101)	11,955,806	$ (15,484,841)	$ 120,527,613
Institutional Class
Shares sold	224,468	260,141	$ 2,376,509	$ 2,605,174
Reinvestment of distributions	3,593	1,566	37,377	15,969
Shares redeemed	(184,465)	(127,126)	(1,895,570)	(1,285,873)
Net increase (decrease)	43,596	134,581	$ 518,316	$ 1,335,270

A For the period May 4, 2010 (commencement of operations) to August 31, 2010.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust (formerly Fidelity Fixed-Income Trust) and the Shareholders of Fidelity Corporate Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Corporate Bond Fund (a fund of Fidelity Salem Street Trust (formerly Fidelity Fixed-Income Trust)) at August 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Corporate Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 18, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 424 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Corporate Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	10/17/11	10/14/11	$0.124
Class T	10/17/11	10/14/11	$0.124
Class C	10/17/11	10/14/11	$0.124

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2011, $548,199, or, if subsequently determined to be different, the net capital gain of such year.

A total of 5.03% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $1,409,296 of distributions paid during the period January 1, 2011 to August 31, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ACBD-UANN-1011
1.907024.101

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®
Corporate Bond
Fund - Institutional Class

Annual Report

August 31, 2011

Institutional Class
is a class of Fidelity®
Corporate Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2011	Past 1 year	Life of fund A
Institutional Class	7.51%	10.27%

A From May 4, 2010.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Corporate Bond Fund - Institutional Class on May 4, 2010, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. Credit Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Against the backdrop of ultra-low interest rates and heightened volatility, U.S. taxable investment-grade bonds generated moderate gains for the year ending August 31, 2011, as evidenced by the 4.62% advance of the Barclays Capital® U.S. Aggregate Bond Index. Among the sectors that comprise the index, the best performers were on the riskier end of the spectrum, bolstered by improving economic data. Buoyed by a strong first half, commercial mortgage-backed securities (CMBS) fared best, gaining 5.94% amid continued modest improvement in commercial real estate fundamentals. Investment-grade corporate bonds rose 4.98%, due in large part to increased corporate profitability, high cash balances, reduced debt levels and improved credit conditions. Residential mortgage-backed securities also rose 4.98%, supported by a combination of slower-than-expected prepayments and strong demand from investors seeking higher-yielding alternatives to government bonds. Meanwhile, U.S. Treasury bonds gained 4.17%. After underperforming in the first half, when economic data was strong, Treasuries performed exceedingly well in the second half, when the economy weakened, sovereign debt woes in Europe worsened, Congress wrangled over raising the federal debt ceiling and Standard & Poor's downgraded the long-term sovereign credit rating of the United States. U.S. Government agency securities returned 3.04%.

Comments from David Prothro, Lead Portfolio Manager of Fidelity Advisor® Corporate Bond Fund: For the year, the fund's Institutional Class shares advanced 7.51%, versus 4.98% for the Barclays Capital® U.S. Credit Bond Index. Given the uncertain macroeconomic environment, we maintained a moderate risk posture by keeping the fund's relative overweighting in corporate bonds at a modest level. Strong security selection, especially among financials, fueled the fund's outperformance. Within financials, favorable picks among regional banks and credit card providers, as well as an overweighting in real estate investment trusts (REITs), helped the most. Positioning in utilities, most notably an overweighting in natural gas pipeline companies, also boosted performance. Outside of corporate bonds, holding longer-maturity Treasuries and government-agency bonds as interest rates declined further aided results, as did solid security selection in Build America Bonds (BABs). On the downside, underweighting industrials dampened performance, primarily in the consumer cyclical and non-cyclical categories. Solid positioning in energy, which outpaced the index by a healthy margin, partially offset industrials' overall negative influence.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Class A	.74%
Actual		$ 1,000.00	$ 1,056.70	$ 3.84
Hypothetical A		$ 1,000.00	$ 1,021.48	$ 3.77
Class T	.76%
Actual		$ 1,000.00	$ 1,055.50	$ 3.94
Hypothetical A		$ 1,000.00	$ 1,021.37	$ 3.87
Class C	1.45%
Actual		$ 1,000.00	$ 1,051.80	$ 7.50
Hypothetical A		$ 1,000.00	$ 1,017.90	$ 7.38
Corporate Bond	.44%
Actual		$ 1,000.00	$ 1,058.40	$ 2.28
Hypothetical A		$ 1,000.00	$ 1,022.99	$ 2.24
Institutional Class	.43%
Actual		$ 1,000.00	$ 1,058.40	$ 2.23
Hypothetical A		$ 1,000.00	$ 1,023.04	$ 2.19

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of August 31, 2011	As of February 28, 2011
U.S. Government and U.S. Government Agency Obligations 13.6%	U.S. Government and U.S. Government Agency Obligations 6.5%
AAA 1.2%	AAA 0.0%
AA 10.4%	AA 9.4%
A 20.3%	A 19.8%
BBB 32.6%	BBB 45.3%
BB and Below 5.6%	BB and Below 10.0%
Not Rated 0.0%	Not Rated 1.0%
Short-Term Investments and Net Other Assets 16.3%	Short-Term Investments and Net Other Assets 8.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2011
6 months ago
Years	9.0	10.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2011
6 months ago
Years	6.4	6.3

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2011*		As of February 28, 2011**
	Corporate Bonds 68.6%		Corporate Bonds 79.8%
	U.S. Government and U.S. Government Agency Obligations 13.6%		U.S. Government and U.S. Government Agency Obligations 6.5%
	Municipal Bonds 1.0%		Municipal Bonds 4.4%
	Other Investments 0.5%		Other Investments 1.3%
	Short-Term Investments and Net Other Assets 16.3%		Short-Term Investments and Net Other Assets 8.0%
* Foreign investments	10.6%	** Foreign investments	15.5%

Annual Report

Investments August 31, 2011

Showing Percentage of Net Assets

Nonconvertible Bonds - 68.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 5.0%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 300,000	$ 332,192
Automobiles - 0.3%
Daimler Finance North America LLC 1.95% 3/28/14 (b)	450,000	455,476
Household Durables - 0.1%
Fortune Brands, Inc.:
5.375% 1/15/16	43,000	47,666
6.375% 6/15/14	59,000	65,846
		113,512
Media - 2.6%
Comcast Corp. 6.4% 3/1/40	250,000	283,168
Discovery Communications LLC 6.35% 6/1/40	221,000	248,816
NBCUniversal Media LLC:
3.65% 4/30/15	129,000	136,854
5.15% 4/30/20	1,625,000	1,799,837
6.4% 4/30/40	390,000	440,604
News America, Inc.:
6.15% 2/15/41	50,000	52,128
6.9% 8/15/39	300,000	338,799
Time Warner, Inc. 6.2% 3/15/40	300,000	321,678
Viacom, Inc. 3.5% 4/1/17	34,000	35,155
		3,657,039
Specialty Retail - 1.8%
Home Depot, Inc.:
5.4% 3/1/16	1,200,000	1,362,302
5.95% 4/1/41	941,000	1,028,053
Staples, Inc. 7.375% 10/1/12	100,000	106,538
		2,496,893
TOTAL CONSUMER DISCRETIONARY		7,055,112
CONSUMER STAPLES - 6.7%
Beverages - 3.0%
Anheuser-Busch InBev Worldwide, Inc.:
1.5% 7/14/14	76,000	77,015
5.375% 11/15/14	218,000	246,236
FBG Finance Ltd. 5.125% 6/15/15 (b)	131,000	144,974
PepsiCo, Inc. 3% 8/25/21	3,750,000	3,754,493
		4,222,718
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.4%
CVS Caremark Corp. 4.125% 5/15/21	$ 1,954,000	$ 1,978,699
Food Products - 0.8%
Kraft Foods, Inc.:
5.375% 2/10/20	650,000	737,458
5.625% 11/1/11	21,000	21,150
6.5% 8/11/17	274,000	330,933
		1,089,541
Household Products - 0.8%
Procter & Gamble Co.:
0.7% 8/15/14	1,065,000	1,067,355
1.45% 8/15/16	74,000	73,733
		1,141,088
Tobacco - 0.7%
Altria Group, Inc.:
4.75% 5/5/21	650,000	674,667
9.7% 11/10/18	182,000	240,324
Reynolds American, Inc. 6.75% 6/15/17	131,000	154,232
		1,069,223
TOTAL CONSUMER STAPLES		9,501,269
ENERGY - 8.0%
Energy Equipment & Services - 1.1%
DCP Midstream LLC 5.35% 3/15/20 (b)	116,000	127,780
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	658,000	746,389
Noble Holding International Ltd. 3.05% 3/1/16	450,000	468,878
Weatherford International Ltd.:
4.95% 10/15/13	78,000	82,939
5.15% 3/15/13	102,000	107,421
		1,533,407
Oil, Gas & Consumable Fuels - 6.9%
Anadarko Petroleum Corp.:
5.95% 9/15/16	393,000	441,515
6.375% 9/15/17	1,071,000	1,235,942
BW Group Ltd. 6.625% 6/28/17 (b)	132,000	123,585
Duke Energy Field Services 5.375% 10/15/15 (b)	54,000	61,002
El Paso Natural Gas Co. 5.95% 4/15/17	492,000	568,698
EnCana Holdings Finance Corp. 5.8% 5/1/14	129,000	142,326
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enterprise Products Operating LP 4.05% 2/15/22	$ 1,065,000	$ 1,070,772
Gulf South Pipeline Co. LP 5.75% 8/15/12 (b)	172,000	177,220
Marathon Petroleum Corp. 6.5% 3/1/41 (b)	785,000	851,028
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (b)	480,000	516,297
Nexen, Inc.:
5.2% 3/10/15	41,000	44,820
6.2% 7/30/19	324,000	374,567
6.4% 5/15/37	158,000	162,120
NGPL PipeCo LLC 6.514% 12/15/12 (b)	159,000	164,505
Occidental Petroleum Corp. 1.75% 2/15/17	1,200,000	1,192,825
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	39,000	39,979
5.75% 1/20/20	427,000	463,247
Petroleos Mexicanos:
5.5% 1/21/21 (b)	545,000	592,688
6% 3/5/20	116,000	130,790
Plains All American Pipeline LP/PAA Finance Corp. 5% 2/1/21	14,000	14,878
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (b)	79,800	87,381
Rockies Express Pipeline LLC 6.25% 7/15/13 (b)	121,000	129,454
Spectra Energy Capital, LLC 5.65% 3/1/20	56,000	62,610
Spectra Energy Partners, LP:
2.95% 6/15/16	411,000	422,705
4.6% 6/15/21	414,000	427,607
Western Gas Partners LP 5.375% 6/1/21	260,000	273,777
		9,772,338
TOTAL ENERGY		11,305,745
FINANCIALS - 31.6%
Capital Markets - 4.2%
Goldman Sachs Group, Inc.:
3.625% 2/7/16	1,275,000	1,275,437
5.25% 7/27/21	1,227,000	1,242,422
5.95% 1/18/18	178,000	189,244
6.15% 4/1/18	204,000	217,861
Janus Capital Group, Inc. 5.875% 9/15/11 (a)	107,000	107,081
Lazard Group LLC:
6.85% 6/15/17	171,000	192,275
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Lazard Group LLC: - continued
7.125% 5/15/15	$ 61,000	$ 68,781
Morgan Stanley:
1.2329% 4/29/13 (e)	270,000	262,932
4% 7/24/15	447,000	444,665
5.5% 7/28/21	897,000	894,509
5.625% 9/23/19	219,000	222,375
5.75% 1/25/21	385,000	396,051
6.625% 4/1/18	153,000	163,801
Northern Trust Corp. 3.375% 8/23/21	28,000	27,950
Royal Bank of Scotland PLC 4.375% 3/16/16	225,000	221,906
		5,927,290
Commercial Banks - 7.3%
Associated Banc Corp. 5.125% 3/28/16	575,000	599,941
Comerica, Inc. 4.8% 5/1/15	487,000	521,349
Credit Suisse New York Branch 6% 2/15/18	122,000	128,466
DBS Bank Ltd. (Singapore) 0.5101% 5/16/17 (b)(e)	139,000	136,915
Discover Bank 7% 4/15/20	950,000	1,032,623
Export-Import Bank of Korea 5.5% 10/17/12	101,000	105,040
Fifth Third Bancorp 8.25% 3/1/38	1,273,000	1,439,184
Fifth Third Capital Trust IV 6.5% 4/15/67 (e)	550,000	510,125
HSBC Holdings PLC:
5.1% 4/5/21	133,000	142,509
6.5% 9/15/37	100,000	99,562
KeyCorp. 5.1% 3/24/21	81,000	82,867
Marshall & Ilsley Bank:
4.85% 6/16/15	370,000	404,557
5% 1/17/17	148,000	159,020
Nordea Bank AB 4.875% 5/13/21 (b)	260,000	237,011
Regions Bank 7.5% 5/15/18	1,095,000	1,067,625
Regions Financial Corp. 0.4165% 6/26/12 (e)	61,000	59,713
SunTrust Banks, Inc. 3.6% 4/15/16	39,000	39,153
Toronto Dominion Bank 1.375% 7/14/14	1,000,000	1,012,961
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (b)(e)	131,000	117,167
UnionBanCal Corp. 5.25% 12/16/13	30,000	32,367
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Wachovia Corp.:
5.25% 8/1/14	$ 2,000,000	$ 2,138,874
5.625% 10/15/16	152,000	166,343
		10,233,372
Consumer Finance - 1.7%
American Express Credit Corp. 5.125% 8/25/14	720,000	788,391
Discover Financial Services:
6.45% 6/12/17	107,000	120,338
10.25% 7/15/19	105,000	135,482
General Electric Capital Corp.:
4.625% 1/7/21	1,000,000	1,029,687
5.875% 1/14/38	150,000	152,414
HSBC Finance Corp. 5.9% 6/19/12	104,000	107,674
		2,333,986
Diversified Financial Services - 6.6%
BP Capital Markets PLC:
3.125% 10/1/15	608,000	635,910
3.625% 5/8/14	388,000	409,181
4.5% 10/1/20	300,000	324,200
Capital One Capital V 10.25% 8/15/39	441,000	457,802
Capital One Capital VI 8.875% 5/15/40	100,000	101,087
Citigroup, Inc.:
3.953% 6/15/16	653,000	666,857
5.375% 8/9/20	750,000	795,170
6.125% 5/15/18	75,000	81,806
6.5% 8/19/13	433,000	460,569
6.875% 3/5/38	175,000	185,425
8.5% 5/22/19	100,000	122,113
General Electric Capital Corp. 5.3% 2/11/21	460,000	489,249
JPMorgan Chase & Co.:
3.45% 3/1/16	1,905,000	1,962,051
4.35% 8/15/21	650,000	669,782
4.625% 5/10/21	655,000	677,653
Metlife Institutional Funding II 1.1458% 4/4/14 (b)(e)	600,000	600,440
Prime Property Funding, Inc. 5.7% 4/15/17 (b)	76,000	81,264
TECO Finance, Inc. 5.15% 3/15/20	114,000	126,995
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
TransCapitalInvest Ltd. 5.67% 3/5/14 (b)	$ 195,000	$ 204,440
Volkswagen International Finance NV 1.875% 4/1/14 (b)	300,000	304,009
		9,356,003
Insurance - 4.5%
Aon Corp.:
3.125% 5/27/16	59,000	59,047
6.25% 9/30/40	253,000	278,593
Assurant, Inc. 5.625% 2/15/14	85,000	90,208
Berkshire Hathaway, Inc. 2.2% 8/15/16	1,065,000	1,075,671
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(e)	66,000	62,865
Liberty Mutual Group, Inc. 5% 6/1/21 (b)	1,134,000	1,105,249
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	701,000	714,729
MetLife, Inc. 4.75% 2/8/21	660,000	691,337
Monumental Global Funding III 5.5% 4/22/13 (b)	98,000	104,028
Pacific Life Global Funding 5.15% 4/15/13 (b)	152,000	160,275
Pacific LifeCorp 6% 2/10/20 (b)	100,000	111,639
Prudential Financial, Inc.:
5.15% 1/15/13	144,000	150,798
5.625% 5/12/41	1,170,000	1,088,802
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(e)	58,000	55,026
Symetra Financial Corp. 6.125% 4/1/16 (b)	215,000	228,766
Unum Group:
5.625% 9/15/20	250,000	272,683
7.125% 9/30/16	106,000	123,877
		6,373,593
Real Estate Investment Trusts - 1.7%
CommonWealth REIT 5.875% 9/15/20	260,000	269,553
Developers Diversified Realty Corp.:
4.75% 4/15/18	1,060,000	1,005,883
5.375% 10/15/12	622,000	629,420
Equity One, Inc. 6.25% 12/15/14	223,000	239,489
Federal Realty Investment Trust:
5.95% 8/15/14	100,000	108,881
6% 7/15/12	131,000	135,420
Washington (REIT) 5.25% 1/15/14	58,000	61,957
		2,450,603
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - 3.0%
BioMed Realty LP 3.85% 4/15/16	$ 914,000	$ 922,198
Brandywine Operating Partnership LP 5.75% 4/1/12	183,000	186,429
Duke Realty LP 5.4% 8/15/14	126,000	133,270
ERP Operating LP 4.75% 7/15/20	1,020,000	1,056,825
Liberty Property LP:
5.125% 3/2/15	141,000	154,648
5.5% 12/15/16	66,000	73,257
Mack-Cali Realty LP 7.75% 8/15/19	126,000	157,037
Simon Property Group LP 5.65% 2/1/20	775,000	851,766
Tanger Properties LP 6.125% 6/1/20	586,000	661,517
		4,196,947
Thrifts & Mortgage Finance - 2.6%
Bank of America Corp.:
4.5% 4/1/15	1,700,000	1,715,796
5% 5/13/21	1,645,000	1,608,348
First Niagara Financial Group, Inc. 6.75% 3/19/20	325,000	360,876
		3,685,020
TOTAL FINANCIALS		44,556,814
HEALTH CARE - 2.4%
Health Care Providers & Services - 1.8%
Express Scripts, Inc. 3.125% 5/15/16	1,696,000	1,733,833
WellPoint, Inc. 2.375% 2/15/17	810,000	798,127
		2,531,960
Pharmaceuticals - 0.6%
Johnson & Johnson 4.85% 5/15/41	630,000	680,543
Watson Pharmaceuticals, Inc. 5% 8/15/14	130,000	142,046
		822,589
TOTAL HEALTH CARE		3,354,549
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (b)	103,000	111,278
Airlines - 0.2%
Continental Airlines, Inc. 6.648% 3/15/19	116,168	120,234
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	$ 68,304	$ 66,937
8.36% 1/20/19	51,608	51,608
		238,779
Machinery - 0.4%
Caterpillar, Inc. 5.2% 5/27/41	565,000	604,753
TOTAL INDUSTRIALS		954,810
INFORMATION TECHNOLOGY - 2.2%
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	160,000	174,805
6% 10/1/12	173,000	182,745
		357,550
IT Services - 1.2%
International Business Machines Corp. 1.95% 7/22/16	1,617,000	1,639,937
Office Electronics - 0.8%
Xerox Corp. 4.5% 5/15/21	1,075,000	1,110,269
TOTAL INFORMATION TECHNOLOGY		3,107,756
MATERIALS - 1.5%
Chemicals - 0.8%
Dow Chemical Co.:
4.25% 11/15/20	870,000	887,489
7.6% 5/15/14	237,000	273,126
		1,160,615
Construction Materials - 0.1%
CRH America, Inc. 6% 9/30/16	82,000	90,575
Metals & Mining - 0.6%
Alcoa, Inc. 5.4% 4/15/21	120,000	120,118
Anglo American Capital PLC 9.375% 4/8/14 (b)	156,000	184,342
ArcelorMittal SA 5.5% 3/1/21	440,000	430,280
Vale Overseas Ltd. 6.25% 1/23/17	104,000	117,987
		852,727
TOTAL MATERIALS		2,103,917
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.:
2.4% 8/15/16	$ 115,000	$ 116,254
2.95% 5/15/16	620,000	642,964
6.3% 1/15/38	970,000	1,082,341
CenturyLink, Inc. 7.6% 9/15/39	1,033,000	950,068
Telefonica Emisiones SAU:
3.992% 2/16/16	200,000	195,818
5.134% 4/27/20	94,000	89,258
Verizon Communications, Inc. 4.6% 4/1/21	460,000	500,211
		3,576,914
Wireless Telecommunication Services - 0.5%
America Movil SAB de CV 3.625% 3/30/15	132,000	140,209
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.5% 3/1/16	220,000	230,081
4.75% 10/1/14	223,000	245,196
5.875% 10/1/19	67,000	77,155
		692,641
TOTAL TELECOMMUNICATION SERVICES		4,269,555
UTILITIES - 7.5%
Electric Utilities - 4.9%
AmerenUE 6.4% 6/15/17	133,000	159,018
Cleveland Electric Illuminating Co. 5.65% 12/15/13	183,000	199,475
Commonwealth Edison Co.:
1.95% 9/1/16 (d)	83,000	82,820
4% 8/1/20	800,000	840,605
Duke Energy Corp. 3.55% 9/15/21	1,250,000	1,233,759
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (b)	1,310,000	1,370,590
EDP Finance BV 6% 2/2/18 (b)	106,000	88,815
FirstEnergy Corp. 7.375% 11/15/31	1,290,000	1,496,688
FirstEnergy Solutions Corp. 6.05% 8/15/21	38,000	41,606
Nevada Power Co.:
6.5% 8/1/18	70,000	84,270
6.65% 4/1/36	500,000	633,024
Sierra Pacific Power Co. 5.45% 9/1/13	70,000	75,673
Tampa Electric Co. 6.55% 5/15/36	500,000	613,659
		6,920,002
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Gas Utilities - 0.0%
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21 (b)	$ 18,000	$ 18,744
Independent Power Producers & Energy Traders - 0.3%
Duke Capital LLC 5.668% 8/15/14	192,000	213,335
Exelon Generation Co. LLC 4% 10/1/20	157,000	155,981
		369,316
Multi-Utilities - 2.3%
Dominion Resources, Inc.:
1.95% 8/15/16	72,000	71,946
6.3% 9/30/66 (e)	145,000	138,475
7.5% 6/30/66 (e)	145,000	148,625
DTE Energy Co. 0.955% 6/3/13 (e)	86,000	86,136
NiSource Finance Corp.:
5.4% 7/15/14	60,000	65,893
5.45% 9/15/20	650,000	729,387
5.95% 6/15/41	643,000	655,978
6.4% 3/15/18	59,000	69,360
Sempra Energy 2% 3/15/14	1,195,000	1,214,994
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	117,000	115,830
		3,296,624
TOTAL UTILITIES		10,604,686
TOTAL NONCONVERTIBLE BONDS (Cost $95,309,562)		96,814,213
U.S. Treasury Obligations - 13.6%

U.S. Treasury Bonds 4.375% 5/15/41	8,627,000	9,848,241
U.S. Treasury Notes 2.25% 7/31/18	8,926,000	9,341,612
TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,727,647)		19,189,853
Municipal Securities - 1.0%

American Muni. Pwr.-Ohio, Inc. Rev. (Combined Hydroelectric Proj.):
Series 2009 C, 6.449% 2/15/44	200,000	215,482
Series 2010 B, 8.084% 2/15/50	280,000	365,285
Municipal Securities - continued
	Principal Amount	Value
Illinois Gen. Oblig. Series 2011:
5.665% 3/1/18	$ 25,000	$ 26,801
5.877% 3/1/19	170,000	181,781
Muni. Elec. Auth. of Georgia (Plant Vogtle Units 3&4 Proj.)Series 2010 A, 6.655% 4/1/57	690,000	690,607
TOTAL MUNICIPAL SECURITIES (Cost $1,330,455)		1,479,956
Foreign Government and Government Agency Obligations - 0.1%

United Mexican States 6.05% 1/11/40 (Cost $147,988)	146,000	167,170
Bank Notes - 0.3%

Wachovia Bank NA 6% 11/15/17 (Cost $443,063)	405,000	455,719
Commercial Paper - 15.6%

Duke Energy Corp.:
0.3% 9/26/11	1,000,000	999,814
0.33% 9/26/11	2,000,000	1,999,628
Kraft Foods, Inc. 0.25% 9/8/11	3,000,000	2,999,826
National Grid USA 0.36% 9/29/11	2,500,000	2,499,382
Potash Corp. of Saskatchewan, Inc. 0.3% 9/8/11	3,000,000	2,999,826
Verizon Communications, Inc. 0.28% 10/3/11	2,000,000	1,999,418
Weatherford International Ltd. yankee 0.92% 9/16/11	3,250,000	3,249,347
WellPoint, Inc. 0.33% 9/19/11	3,250,000	3,249,640
Xerox Corp. 0.6% 10/4/11	2,000,000	1,999,110
TOTAL COMMERCIAL PAPER (Cost $21,994,673)		21,995,991
Preferred Securities - 0.1%
	Principal Amount	Value
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
ING Groep NV 5.775% (c)(e)	$ 47,000	$ 40,103
MUFG Capital Finance 1 Ltd. 6.346% (c)(e)	102,000	105,322
		145,425
TOTAL PREFERRED SECURITIES (Cost $145,139)		145,425
Cash Equivalents - 5.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.07%, dated 8/31/11 due 9/1/11 (Collateralized by U.S. Government Obligations) # (Cost $7,610,000)	$ 7,610,014	7,610,000
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $145,708,527)		147,858,327
NET OTHER ASSETS (LIABILITIES) - (4.7)%		(6,639,902)
NET ASSETS - 100%		$ 141,218,425
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,714,253 or 6.2% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$7,610,000 due 9/01/11 at 0.07%
Barclays Capital, Inc.	$ 1,812,296
HSBC Securities (USA), Inc.	2,713,652
ING Financial Markets LLC	31,193
Mizuho Securities USA, Inc.	3,052,859
$ 7,610,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 719,660
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the Fidelity Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 70,145,328	$ -	$ 70,246,461*	$ -	0.0%
Total	$ 70,145,328	$ -	$ 70,246,461	$ -
* Includes the value of shares redeemed through in-kind transactions. See Note 5 of the Notes to Financial Statements.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.4%
Canada	3.3%
Bermuda	2.5%
United Kingdom	1.4%
Others (Individually Less Than 1%)	3.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011

Assets
Investment in securities, at value (including repurchase agreements of $7,610,000) - See accompanying schedule: Unaffiliated issuers (cost $145,708,527)		$ 147,858,327
Cash		218
Receivable for fund shares sold		1,375,841
Interest receivable		1,342,735
Total assets		150,577,121

Liabilities
Payable for investments purchased Regular delivery	$ 9,099,720
Delayed delivery	83,006
Payable for fund shares redeemed	105,459
Distributions payable	17,823
Accrued management fee	34,419
Distribution and service plan fees payable	10,441
Other affiliated payables	7,828
Total liabilities		9,358,696

Net Assets		$ 141,218,425
Net Assets consist of:
Paid in capital		$ 135,681,692
Undistributed net investment income		55,223
Accumulated undistributed net realized gain (loss) on investments		3,331,710
Net unrealized appreciation (depreciation) on investments		2,149,800
Net Assets		$ 141,218,425

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

August 31, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($12,935,407 ÷ 1,209,439 shares)	$ 10.70

Maximum offering price per share (100/96.00 of $10.70)	$ 11.15
Class T: Net Asset Value and redemption price per share ($5,153,085 ÷ 481,828 shares)	$ 10.69

Maximum offering price per share (100/96.00 of $10.69)	$ 11.14
Class C: Net Asset Value and offering price per share ($11,111,166 ÷ 1,038,980 shares)A	$ 10.69

Corporate Bond: Net Asset Value, offering price and redemption price per share ($110,113,148 ÷ 10,295,705 shares)	$ 10.70

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,905,619 ÷ 178,177 shares)	$ 10.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2011

Investment Income
Dividends		$ 9,189
Interest		2,454,589
Income from Fidelity Central Funds		719,660
Total income		3,183,438

Expenses
Management fee	$ 266,589
Transfer agent fees	80,717
Distribution and service plan fees	32,560
Independent trustees' compensation	284
Miscellaneous	48
Total expenses before reductions	380,198
Expense reductions	(26)	380,172
Net investment income (loss)		2,803,266
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,975,795
Fidelity Central Funds	1,941,839
Total net realized gain (loss)		3,917,634
Change in net unrealized appreciation (depreciation) on investment securities		(2,095,716)
Net gain (loss)		1,821,918
Net increase (decrease) in net assets resulting from operations		$ 4,625,184

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2011	For the period May 4, 2010 (commencement of operations) to August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,803,266	$ 970,447
Net realized gain (loss)	3,917,634	352,390
Change in net unrealized appreciation (depreciation)	(2,095,716)	4,245,516
Net increase (decrease) in net assets resulting from operations	4,625,184	5,568,353
Distributions to shareholders from net investment income	(2,847,827)	(958,181)
Distributions to shareholders from net realized gain	(768,211)	-
Total distributions	(3,616,038)	(958,181)
Share transactions - net increase (decrease)	9,147,425	126,451,682
Total increase (decrease) in net assets	10,156,571	131,061,854

Net Assets
Beginning of period	131,061,854	-
End of period (including undistributed net investment income of $55,223 and undistributed net investment income of $44,163, respectively)	$ 141,218,425	$ 131,061,854

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.356	.128
Net realized and unrealized gain (loss)	.366	.446
Total from investment operations	.722	.574
Distributions from net investment income	(.370)	(.124)
Distributions from net realized gain	(.102)	-
Total distributions	(.472)	(.124)
Net asset value, end of period	$ 10.70	$ 10.45
Total Return B,C,D	7.16%	5.78%
Ratios to Average Net Assets F,I
Expenses before reductions	.75%	.74% A
Expenses net of fee waivers, if any	.75%	.74% A
Expenses net of all reductions	.75%	.74% A
Net investment income (loss)	3.43%	3.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,935	$ 3,083
Portfolio turnover rate G	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.357	.131
Net realized and unrealized gain (loss)	.363	.436
Total from investment operations	.720	.567
Distributions from net investment income	(.368)	(.127)
Distributions from net realized gain	(.102)	-
Total distributions	(.470)	(.127)
Net asset value, end of period	$ 10.69	$ 10.44
Total Return B,C,D	7.14%	5.71%
Ratios to Average Net Assets F,I
Expenses before reductions	.75%	.68% A
Expenses net of fee waivers, if any	.75%	.68% A
Expenses net of all reductions	.75%	.68% A
Net investment income (loss)	3.42%	3.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,153	$ 1,026
Portfolio turnover rate G	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.280	.106
Net realized and unrealized gain (loss)	.361	.437
Total from investment operations	.641	.543
Distributions from net investment income	(.289)	(.103)
Distributions from net realized gain	(.102)	-
Total distributions	(.391)	(.103)
Net asset value, end of period	$ 10.69	$ 10.44
Total Return B,C,D	6.34%	5.46%
Ratios to Average Net Assets F,I
Expenses before reductions	1.47%	1.45% A
Expenses net of fee waivers, if any	1.47%	1.45% A
Expenses net of all reductions	1.47%	1.45% A
Net investment income (loss)	2.71%	3.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,111	$ 668
Portfolio turnover rate G	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Corporate Bond

Years ended August 31,	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.388	.137
Net realized and unrealized gain (loss)	.367	.447
Total from investment operations	.755	.584
Distributions from net investment income	(.403)	(.134)
Distributions from net realized gain	(.102)	-
Total distributions	(.505)	(.134)
Net asset value, end of period	$ 10.70	$ 10.45
Total Return B,C	7.50%	5.88%
Ratios to Average Net Assets E,H
Expenses before reductions	.45%	.44% A
Expenses net of fee waivers, if any	.45%	.44% A
Expenses net of all reductions	.45%	.44% A
Net investment income (loss)	3.72%	4.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 110,113	$ 124,879
Portfolio turnover rate F	242% I	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2010 (commencement of operations) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.389	.140
Net realized and unrealized gain (loss)	.366	.445
Total from investment operations	.755	.585
Distributions from net investment income	(.403)	(.135)
Distributions from net realized gain	(.102)	-
Total distributions	(.505)	(.135)
Net asset value, end of period	$ 10.70	$ 10.45
Total Return B,C	7.51%	5.89%
Ratios to Average Net Assets E,H
Expenses before reductions	.43%	.42% A
Expenses net of fee waivers, if any	.43%	.42% A
Expenses net of all reductions	.43%	.42% A
Net investment income (loss)	3.75%	4.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,906	$ 1,406
Portfolio turnover rate F	242% I	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2010 (commencement of operations) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2011

1. Organization.

Fidelity Corporate Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Corporate Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. In September 2011 the Board of Trustees approved a change in the name of Fidelity Fixed-Income Trust to Fidelity Salem Street Trust effective October 14, 2011.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, U.S. government and government agency obligations and commercial paper, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships (including allocations from Fidelity Central Funds) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,602,652
Gross unrealized depreciation	(481,918)
Net unrealized appreciation (depreciation) on securities and other investments	$ 3,120,734

Tax Cost	$ 144,737,593

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 1,917,732
Undistributed long-term capital gain	$ 498,267
Net unrealized appreciation (depreciation)	$ 3,120,734

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be August 31, 2012.

The tax character of distributions paid was as follows:

	August 31, 2011	August 31, 2010
Ordinary Income	$ 3,533,730	$ 958,181
Long-term Capital Gains	82,308	-
Total	$ 3,616,038	$ 958,181

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and in-kind transactions, aggregated $84,296,096 and $96,603,471, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as transfer agent and distribution and service plan fees and interest expense, including commitment fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 9,511	$ 520
Class T	-%	.25%	3,532	-
Class C	.75%	.25%	19,517	5,009
			$ 32,560	$ 5,529

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1% for Class C, .75% for certain purchases of Class A shares and ..25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,259
Class T	970
Class C*	116
$ 6,345

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Corporate Bond. FIIOC receives an asset-based fee of .10% of Corporate Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 5,874.15
Class T	2,220.15
Class C	2,567.12
Corporate Bond	69,345.10
Institutional Class	711.08
	$ 80,717

Exchange In-Kind. During the period, the Fund redeemed in-kind 290,603 shares of Fidelity Corporate Bond 1-10 Year Central Fund ("1-10 Year"), a Fidelity Central Fund in which the Fund invested, valued at $31,509,495 in exchange for cash and securities, including accrued interest. Realized gain (loss) of $858,197 on the Fund's redemption of 1-10 Year shares is included in the accompanying Statement of Operations as "Realized gain (loss) on Fidelity Central Funds." Because 1-10 Year was a partnership for federal income tax purposes, the redemption generally was tax free to the Fund.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $48 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $26.

Annual Report

Notes to Financial Statements - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2011	2010 A
From net investment income
Class A	$ 119,903	$ 34,654
Class T	43,229	15,067
Class C	42,265	8,948
Corporate Bond	2,607,261	879,782
Institutional Class	35,169	19,730
Total	$ 2,847,827	$ 958,181
From net realized gain
Class A	$ 19,036	$ -
Class T	5,392	-
Class C	5,080	-
Corporate Bond	730,206	-
Institutional Class	8,497	-
Total	$ 768,211	$ -

A For the period May 4, 2010 (commencement of operations) to August 31, 2010.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2011	2010 A	2011	2010 A
Class A
Shares sold	1,336,934	419,766	$ 14,120,100	$ 4,210,047
Reinvestment of distributions	9,730	917	101,662	9,298
Shares redeemed	(432,347)	(125,561)	(4,532,906)	(1,260,334)
Net increase (decrease)	914,317	295,122	$ 9,688,856	$ 2,959,011
Class T
Shares sold	478,464	225,745	$ 5,051,757	$ 2,263,959
Reinvestment of distributions	4,383	1,303	45,990	13,242
Shares redeemed	(99,224)	(128,843)	(1,025,191)	(1,293,969)
Net increase (decrease)	383,623	98,205	$ 4,072,556	$ 983,232
Class C
Shares sold	1,091,237	163,695	$ 11,575,052	$ 1,646,522
Reinvestment of distributions	4,266	753	44,862	7,616
Shares redeemed	(120,514)	(100,457)	(1,267,376)	(1,007,582)
Net increase (decrease)	974,989	63,991	$ 10,352,538	$ 646,556

Annual Report

9. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2011	2010 A	2011	2010 A
Corporate Bond
Shares sold	12,128,747	13,027,028	$ 127,535,788	$ 131,371,513
Reinvestment of distributions	293,748	77,870	3,053,981	800,920
Shares redeemed	(14,082,596)	(1,149,092)	(146,074,610)	(11,644,820)
Net increase (decrease)	(1,660,101)	11,955,806	$ (15,484,841)	$ 120,527,613
Institutional Class
Shares sold	224,468	260,141	$ 2,376,509	$ 2,605,174
Reinvestment of distributions	3,593	1,566	37,377	15,969
Shares redeemed	(184,465)	(127,126)	(1,895,570)	(1,285,873)
Net increase (decrease)	43,596	134,581	$ 518,316	$ 1,335,270

A For the period May 4, 2010 (commencement of operations) to August 31, 2010.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust (formerly Fidelity Fixed-Income Trust) and the Shareholders of Fidelity Corporate Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Corporate Bond Fund (a fund of Fidelity Salem Street Trust (formerly Fidelity Fixed-Income Trust)) at August 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Corporate Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 18, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 424 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Corporate Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	10/17/2011	10/14/2011	$0.124

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2011, $548,199, or, if subsequently determined to be different, the net capital gain of such year.

A total of 5.03% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $1,409,296 of distributions paid during the period January 1, 2011 to August 31, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ACBDI-UANN-1011
1.907012.101

Fidelity®
Conservative Income Bond
Fund

Fidelity Conservative Income Bond
Fund

Institutional Class

Annual Report

August 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Summary	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 3, 2011 to August 31, 2011). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 3, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period March 3, 2011 to August 31, 2011
Conservative Income Bond	.40%
Actual		$ 1,000.00	$ 1,000.60	$ 2.00B
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04C
Institutional Class	.30%
Actual		$ 1,000.00	$ 1,001.10	$ 1.50B
HypotheticalA		$ 1,000.00	$ 1,023.69	$ 1.53C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the period March 3, 2011 to August 31, 2011).

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Summary (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 8/31/11
0 - 30	31.4
31 - 90	16.8
91 - 180	9.5
181 - 397	19.8
>397	22.5

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Weighted Average Maturity as of August 31, 2011
Years	0.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2011
Years	0.2

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2011*
Corporate Bonds 47.4%
Municipal Securities 6.1%
Certificates of Deposit 10.7%
Commercial Paper 27.9%
Cash and Cash Equivalents 6.3%
Net Other Assets 1.6%
* Foreign investments	35.4%

Annual Report

Investments August 31, 2011

Showing Percentage of Net Assets

Nonconvertible Bonds - 47.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.2%
Auto Components - 2.1%
DaimlerChrysler NA Holding Corp. 7.3% 1/15/12	$ 10,950,000	$ 11,203,668
Textiles, Apparel & Luxury Goods - 0.1%
VF Corp. 1.0545% 8/23/13 (b)	263,000	263,805
TOTAL CONSUMER DISCRETIONARY		11,467,473
FINANCIALS - 41.4%
Capital Markets - 5.5%
BlackRock, Inc. 0.6084% 5/24/13 (b)	5,000,000	4,987,320
Credit Suisse USA, Inc. 6.5% 1/15/12	2,000,000	2,041,020
HSBC Bank PLC:
0.7072% 11/3/11 (a)(b)	2,450,000	2,450,527
0.7162% 5/15/13 (a)(b)	7,000,000	6,994,295
JPMorgan Chase & Co.:
0.9958% 9/30/13 (b)	2,000,000	1,999,564
1.053% 1/24/14 (b)	4,000,000	3,976,440
UBS AG Stamford Branch 1.403% 11/23/11 (b)	6,100,000	6,127,023
		28,576,189
Commercial Banks - 18.6%
American Express Bank FSB 0.3571% 9/12/11 (b)	11,081,000	11,049,596
Commonwealth Bank of Australia:
0.7965% 3/19/13 (a)(b)	3,200,000	3,197,469
0.975% 3/17/14 (a)(b)	3,500,000	3,479,077
Credit Suisse New York Branch:
1.209% 1/14/14 (b)	6,000,000	5,962,386
5% 5/15/13	2,000,000	2,101,892
Fifth Third Bank 0.4017% 5/17/13 (b)	11,375,000	11,128,208
ING Bank NV:
1.0458% 9/30/11 (a)(b)	6,200,000	6,197,687
1.297% 3/15/13 (a)(b)	5,500,000	5,473,485
ING Bank NV, London 0.7511% 9/2/11 (a)(b)	3,000,000	2,997,678
National Australia Bank Ltd. 0.7258% 1/8/13 (a)(b)	7,100,000	7,107,086
Nordea Bank AB 1.149% 1/14/14 (a)(b)	5,000,000	5,024,315
Rabobank Nederland NV 2.65% 8/17/12 (a)	2,500,000	2,548,090
Santander US Debt SA Unipersonal 1.0458% 9/30/11 (a)(b)	13,100,000	13,066,228
Svenska Handelsbanken AB 2.875% 9/14/12 (a)	11,000,000	11,242,913
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Westpac Banking Corp.:
0.6685% 6/14/13 (a)(b)	$ 5,000,000	$ 4,995,571
0.9818% 12/9/13 (b)	1,730,000	1,723,447
		97,295,128
Consumer Finance - 6.2%
General Electric Capital Corp.:
0.384% 11/1/12 (b)	500,000	497,880
1.0958% 1/7/14 (b)	11,913,000	11,779,086
3.5% 8/13/12	8,698,000	8,918,590
Household Finance Corp. 7% 5/15/12	5,090,000	5,273,836
HSBC Finance Corp. 0.5998% 10/19/11 (b)	5,000,000	4,969,065
Toyota Motor Credit Corp. 3.7461% 10/11/11 (b)	1,150,000	1,163,805
		32,602,262
Diversified Financial Services - 7.7%
American Express Travel Related Services Co. 5.25% 11/21/11 (a)	5,100,000	5,146,634
BB&T Corp. 3.85% 7/27/12	11,440,000	11,749,761
BNP Paribas 1.2495% 9/12/11 (b)	3,000,000	2,972,736
Citigroup, Inc.:
2.2862% 8/13/13 (b)	4,000,000	3,993,092
5.5% 8/27/12	6,000,000	6,195,360
6% 2/21/12	8,395,000	8,567,492
Volkswagen International Finance NV 0.6958% 10/1/11 (a)(b)	2,000,000	2,004,252
		40,629,327
Insurance - 1.0%
Metropolitan Life Global Funding I:
0.9961% 1/10/14 (a)(b)	2,600,000	2,596,329
1.37% 9/19/11 (a)(b)	2,400,000	2,419,109
		5,015,438
Thrifts & Mortgage Finance - 2.4%
Countrywide Financial Corp. 5.8% 6/7/12	12,500,000	12,735,163
TOTAL FINANCIALS		216,853,507
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 2.8%
BellSouth Corp. 4.463% 4/26/12 (a)(b)	$ 4,000,000	$ 4,088,868
SBC Communications, Inc. 5.875% 8/15/12	10,000,000	10,469,270
		14,558,138
Wireless Telecommunication Services - 0.9%
Verizon Wireless Capital LLC 5.25% 2/1/12	5,000,000	5,090,050
TOTAL TELECOMMUNICATION SERVICES		19,648,188
UTILITIES - 0.1%
Multi-Utilities - 0.1%
DTE Energy Co. 0.955% 6/3/13 (b)	421,000	421,666
TOTAL NONCONVERTIBLE BONDS (Cost $249,290,295)		248,390,834
Municipal Securities - 6.1%

Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2008, 0.8%, tender 6/21/12 (b)	2,000,000	2,001,420
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/11 (b)(c)	1,000,000	999,980
Chicago Gen. Oblig. Participating VRDN Series SGC 56A, 0.9% 9/7/11 (Liquidity Facility Societe Generale) (b)(d)	6,545,000	6,545,000
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (Connecticut Lt. & Pwr. Co. Proj.) Series 1996 A, 1.25%, tender 4/2/12 (b)(c)	1,000,000	1,001,140
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1988, 0.3% 9/1/11, VRDN (b)(c)	2,500,000	2,500,000
Indiana Fin. Auth.'s Econ. Dev. Bonds (Republic Svcs., Inc. Proj.) Series A, 1.25%, tender 12/1/11 (b)(c)	1,600,000	1,600,000
Jefferson County Poll. Cont. (Louisville Gas & Elec. Co. Proj.) Series A2, 0.55% tender 9/23/11, CP mode (c)	2,400,000	2,400,000
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (b)	1,000,000	1,021,300
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (New England Pwr. Co. Proj.):
Series 1990 A, 0.7% tender 9/6/11, CP mode (c)	3,250,000	3,250,000
Series A1, 0.65% tender 9/9/11, CP mode (c)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 1.25%, tender 10/3/11 (b)(c)	$ 200,000	$ 200,004
San Antonio Wtr. Sys. Rev. Participating VRDN Series SG 02 159, 0.87% 9/7/11 (Liquidity Facility Societe Generale) (b)(d)	3,500,000	3,500,000
Texas Gen. Oblig. Participating VRDN Series SG 152, 0.6% 9/1/11 (Liquidity Facility Societe Generale) (b)(d)	6,000,000	6,000,000
TOTAL MUNICIPAL SECURITIES (Cost $32,027,035)		32,018,844
Certificates of Deposit - 10.7%

Bank of Nova Scotia yankee:
0.4458% 10/3/11 (b)	4,000,000	4,011,916
0.6062% 2/15/13 (b)	6,400,000	6,399,802
Bank of Tokyo-Mitsubishi Ltd. yankee 0.814% 11/1/12 (b)	2,000,000	1,998,742
BNP Paribas SA yankee 0.952% 10/21/11 (b)	6,000,000	6,022,464
Canadian Imperial Bank of Commerce New York Branch yankee:
0.4458% 10/3/11 (b)	3,000,000	2,999,955
0.452% 9/6/11 (b)	2,400,000	2,402,150
0.4683% 11/5/12 (b)	5,000,000	5,001,260
Intesa Sanpaolo SpA yankee 0.7498% 10/19/11 (b)	7,000,000	6,991,390
Nordea Bank Finland PLC yankee:
0.6858% 4/5/13 (b)	5,400,000	5,404,099
0.7018% 3/8/13 (b)	2,000,000	2,003,296
0.7494% 2/7/13 (b)	1,565,000	1,568,063
Skandinaviska Enskilda Banken:
0.8% 10/13/11	675,000	675,443
yankee 0.8% 10/13/11	860,000	860,563
Svenska Handelsbanken yankee 0.5029% 10/31/11 (b)	3,395,000	3,398,032
Svenska Handelsbanken AB yankee:
0.6965% 3/18/13 (b)	2,400,000	2,398,157
0.6998% 1/18/13 (b)	3,600,000	3,597,437
Westpac Banking Corp. yankee 0.5284% 11/25/11 (b)	175,000	174,739
TOTAL CERTIFICATES OF DEPOSIT (Cost $55,861,463)		55,907,508
Commercial Paper - 27.9%
	Principal Amount	Value
Atlantic Asset Securitization Corp.:
0.3% 9/1/11 (Liquidity Facility Credit Agricole CIB)	$ 5,565,000	$ 5,564,978
0.4% 9/12/11 (Liquidity Facility Credit Agricole CIB)	6,350,000	6,349,663
0.5% 9/1/11 (Liquidity Facility Credit Agricole CIB)	8,000,000	7,999,969
BP Capital Markets PLC yankee:
0.5% 9/9/11	2,000,000	1,999,940
0.5% 3/9/12	3,000,000	2,996,912
0.54% 3/9/12	1,000,000	998,971
0.78% 6/5/12	5,000,000	4,989,925
Commerzbank U.S. Finance, Inc. yankee 0.43% 10/7/11	1,870,000	1,869,560
Groupe BPCE yankee:
0.55% 10/20/11	1,500,000	1,499,458
0.65% 10/20/11	1,000,000	999,639
0.65% 10/20/11	1,000,000	999,639
Manhattan Asset Funding Co. LLC 0.27% 9/12/11 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	23,000,000	22,998,622
Natexis Banques Populaires U.S. Finance Co. LLC yankee:
0.4% 10/3/11	1,500,000	1,499,700
0.45% 9/23/11	15,000,000	14,998,208
0.55% 11/17/11	4,300,000	4,297,168
Nationwide Building Society yankee:
0.51% 9/19/11	1,000,000	999,907
0.51% 9/19/11	1,000,000	999,907
0.51% 9/19/11	2,000,000	1,999,813
0.52% 9/12/11	2,000,000	1,999,889
PB Finance (Delaware), Inc.:
0.46% 9/23/11	4,000,000	3,999,343
0.52% 9/23/11	4,000,000	3,999,343
Rabobank USA Financial Corp. yankee 0.32% 1/12/12	1,000,000	999,520
Skandinaviska Enskilda Banken AB yankee:
0.33% 11/1/11	1,500,000	1,499,269
0.49% 11/1/11	8,000,000	7,996,101
Vodafone Group PLC yankee:
0.65% 1/19/12	1,400,000	1,397,247
0.65% 2/15/12	1,700,000	1,695,637
0.65% 2/27/12	1,500,000	1,495,725
0.65% 3/5/12	1,900,000	1,894,256
0.65% 3/5/12	1,000,000	996,977
0.65% 3/5/12	1,000,000	996,977
0.7% 3/5/12	1,300,000	1,296,070
0.75% 3/5/12	1,300,000	1,296,070
Commercial Paper - continued
	Principal Amount	Value
Vodafone Group PLC yankee: - continued
0.8% 3/29/12	$ 4,000,000	$ 3,985,441
0.85% 3/29/12	3,000,000	2,989,081
1.1% 8/23/12	2,500,000	2,480,285
Weatherford International Ltd. yankee:
0.9% 9/1/11	11,000,000	10,999,866
1% 9/16/11	4,000,000	3,999,196
1.1% 9/28/11	2,500,000	2,497,861
1.25% 9/20/11	4,000,000	3,998,982
TOTAL COMMERCIAL PAPER (Cost $146,509,566)		146,575,115
Cash Equivalents - 6.3%
	Maturity Amount
Repurchase Agreements:
With:
Morgan Stanley & Co., Inc. at:
0.79%, dated:
3/24/11 due 10/5/11 (Collateralized by Mortgage Loan Obligations valued at $3,265,790, 0%- 8.61%, 6/12/17 - 10/18/52) (b)(e)	$ 3,023,963	3,000,000
4/11/11 due 10/5/11 (Collateralized by Mortgage Loan Obligations valued at $3,242,210, 0%- 6.18%, 1/25/33 - 5/3/50) (b)(e)	3,022,778	3,000,000
5/6/11 due 10/5/11 (Collateralized by Corporate Obligations valued at $3,263,192, 0%- 6.16%, 7/25/34 - 8/12/49) (b)(e)	3,021,133	3,000,000
6/13/11 due 10/5/11 (Collateralized by Corporate Obligations valued at $3,342,118, 0.37%- 7.32%, 6/12/17 - 2/10/51) (b)(e)	3,018,631	3,000,000
7/12/11 due 10/5/11 (Collateralized by Mortgage Loan Obligations valued at $3,245,297, 0%- 6.04%, 4/25/36 - 6/15/49) (b)(e)	3,016,722	3,000,000
0.82%, dated 8/30/11 due 10/5/11 (Collateralized by Mortgage Loan Obligations valued at $3,240,660, 0.4%- 6.22%, 11/25/35 - 1/25/47) (b)(e)	3,014,008	3,000,000
RBS Securities, Inc. at 0.96%, dated:
4/19/11 due 12/5/11 (Collateralized by Corporate Obligations valued at $7,351,304, 1.63%- 3%, 9/25/15 - 3/29/16) (b)(e)	7,068,320	7,022,386
Cash Equivalents - continued
	Maturity Amount	Value
Repurchase Agreements: - continued
With: - continued
RBS Securities, Inc. at 0.96%, dated: - continued
6/1/11 due 12/5/11 (Collateralized by Corporate Obligations valued at $5,250,789, 5.3%, 2/8/41) (b)(e)	$ 5,042,800	$ 5,015,990
6/23/11 due 12/5/11 (Collateralized by Corporate Obligations valued at $3,150,099, 2.9%- 5.3%, 3/29/16 - 2/8/41) (b)(e)	3,023,920	3,009,594
TOTAL CASH EQUIVALENTS (Cost $33,000,000)		33,047,970
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $516,688,359)		515,940,271
NET OTHER ASSETS (LIABILITIES) - 1.6%		8,486,575
NET ASSETS - 100%		$ 524,426,846
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $91,029,613 or 17.4% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
(e) The maturity amount is based on the rate at period end.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	64.6%
United Kingdom	8.9%
Sweden	6.7%
Bermuda	4.2%
Australia	4.0%
Netherlands	3.7%
Spain	2.5%
Canada	2.0%
Finland	1.7%
France	1.3%
Others (Individually Less Than 1%)	0.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011

Assets
Investment in securities, at value (including repurchase agreements of $33,047,970) - See accompanying schedule: Unaffiliated issuers (cost $516,688,359)		$ 515,940,271
Receivable for investments sold		7,202,515
Receivable for fund shares sold		2,851,485
Interest receivable		1,108,948
Receivable from investment adviser for expense reductions		4,953
Total assets		527,108,172

Liabilities
Payable to custodian bank	$ 690,991
Payable for investments purchased	600,000
Payable for fund shares redeemed	1,233,261
Distributions payable	12,865
Accrued management fee	112,628
Other affiliated payables	31,581
Total liabilities		2,681,326

Net Assets		$ 524,426,846
Net Assets consist of:
Paid in capital		$ 525,129,191
Undistributed net investment income		260
Accumulated undistributed net realized gain (loss) on investments		45,483
Net unrealized appreciation (depreciation) on investments		(748,088)
Net Assets		$ 524,426,846

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2011

Conservative Income Bond: Net Asset Value, offering price and redemption price per share ($313,082,485 ÷ 31,346,131 shares)	$ 9.99

Institutional Class: Net Asset Value, offering price and redemption price per share ($211,344,361 ÷ 21,159,889 shares)	$ 9.99

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	For the period March 3, 2011 (commencement of operations) to August 31, 2011

Investment Income
Interest		$ 1,038,576

Expenses
Management fee	$ 415,420
Transfer agent fees	118,115
Independent trustees' compensation	343
Miscellaneous	163
Total expenses before reductions	534,041
Expense reductions	(19,199)	514,842
Net investment income (loss)		523,734
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	47,739
Investment not meeting investment restrictions	1,184
Total net realized gain (loss)		48,923
Change in net unrealized appreciation (depreciation) on investment securities		(748,088)
Net gain (loss)		(699,165)
Net increase (decrease) in net assets resulting from operations		$ (175,431)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period March 3, 2011 (commencement of operations) to August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 523,734
Net realized gain (loss)	48,923
Change in net unrealized appreciation (depreciation)	(748,088)
Net increase (decrease) in net assets resulting from operations	(175,431)
Distributions to shareholders from net investment income	(523,474)
Share transactions - net increase (decrease)	525,125,751
Total increase (decrease) in net assets	524,426,846

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $260)	$ 524,426,846

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Conservative Income Bond

Period ended August 31,	2011E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.017
Net realized and unrealized gain (loss)	(.011)
Total from investment operations	.006
Distributions from net investment income	(.016)
Net asset value, end of period	$ 9.99
Total ReturnB,C	.06%
Ratios to Average Net AssetsF
Expenses before reductions	.40%A
Expenses net of fee waivers, if any	.40%A
Expenses net of all reductions	.40%A
Net investment income (loss)	.35%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 313,082
Portfolio turnover rate	18%G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period March 3, 2011 (commencement of operations) to August 31, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Period ended August 31,	2011E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.022
Net realized and unrealized gain (loss)	(.011)
Total from investment operations	.011
Distributions from net investment income	(.021)
Net asset value, end of period	$ 9.99
Total ReturnB,C	.11%
Ratios to Average Net AssetsF
Expenses before reductions	.35%A
Expenses net of fee waivers, if any	.30%A
Expenses net of all reductions	.30%A
Net investment income (loss)	.44%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 211,344
Portfolio turnover rate	18%G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period March 3, 2011 (commencement of operations) to August 31, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2011

1. Organization.

Fidelity Conservative Income Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Conservative Income Bond class, and Institutional Class shares, each of which, has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to the transfer agent fees incurred. Certain expense reductions may also differ by class. In September 2011 the Board of Trustees approved a change in the name of Fidelity Fixed-Income Trust to Fidelity Salem Street Trust effective October 14, 2011.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, municipal securities, commercial paper and certificates of deposit, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. There were no other significant book-to-tax differences during the period.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 224,561
Gross unrealized depreciation	(972,649)
Net unrealized appreciation (depreciation) on securities and other investments	$ (748,088)

Tax Cost	$ 516,688,359

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 45,743
Net unrealized appreciation (depreciation)	$ (748,088)

The tax character of distributions paid was as follows:

August 31, 2011
Ordinary Income	$ 523,474

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $245,382,634 and $25,170,222, respectively.

The Fund realized a gain on the sale of an investment not meeting the investment restrictions of the Fund.

Annual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except compensation of the independent Trustees and certain other expenses such as interest expense.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees of .10% and .05% of average net assets for Conservative Income Bond Class and Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Amount
Conservative Income Bond	$ 97,607
Institutional Class	20,508
$ 118,115

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $163 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR contractually agreed to reimburse Institutional Class to the extent annual operating expenses exceeded .30% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced Institutional Class' expenses by $19,187.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $12.

Annual Report

Notes to Financial Statements - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Period ended August 31,	2011 A
From net investment income
Conservative Income Bond	$ 339,315
Institutional Class	184,159
Total	$ 523,474

A For the period March 3, 2011 (commencement of operations) to August 31, 2011.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
Period ended August 31,	2011A	2011A
Conservative Income Bond
Shares sold	39,914,342	$ 399,253,152
Reinvestment of distributions	30,433	304,347
Shares redeemed	(8,598,644)	(85,994,027)
Net increase (decrease)	31,346,131	$ 313,563,472
Institutional Class
Shares sold	23,713,235	$ 237,093,950
Reinvestment of distributions	17,886	178,863
Shares redeemed	(2,571,232)	(25,710,534)
Net increase (decrease)	21,159,889	$ 211,562,279

A For the period March 3, 2011 (commencement of operations) to August 31, 2011.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 23% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust (formerly known as Fidelity Fixed-Income Trust) and Shareholders of Fidelity Conservative Income Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Conservative Income Bond Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of August 31, 2011, and the related statement of operations, statement of changes in net assets, and the financial highlights for the period from March 3, 2011 (commencement of operations) to August 31, 2011. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2011, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Conservative Income Bond Fund as of August 31, 2011, the results of its operations, the changes in its net assets, and the financial highlights for the period from March 3, 2011 (commencement of operations) to August 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 17, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 424 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544, or for Institutional Class, call 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund designates $339,286 of distributions paid during the period January 1, 2011 to August 31, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Conservative Income Bond Fund

On January 20, 2011, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board considered the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. Fidelity Conservative Income Bond Fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven money market and bond security selection, which the Board is familiar with through its supervision of other Fidelity funds that invest in such securities.

Based on its review, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee out of which FMR will pay all "fund-level" expenses, with certain limited exceptions, and the projected total operating expenses of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also considered that the projected total operating expenses are comparable to those of similar classes and funds that Fidelity offers to shareholders.

Based on its review, the Board concluded that the fund's management fee and the projected total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

FCV-UANN-1011
1.924088.100

Fidelity®
Intermediate Bond
Fund

Annual Report

August 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total returns reflect the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2011	Past 1 year	Past 5 years	Past 10 years
Fidelity® Intermediate Bond Fund	4.63%	5.75%	5.15%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Intermediate Bond Fund on August 31, 2001. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. Intermediate Government/Credit Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Against the backdrop of ultra-low interest rates and heightened volatility, U.S. taxable investment-grade bonds generated moderate gains for the year ending August 31, 2011, as evidenced by the 4.62% advance of the Barclays Capital® U.S. Aggregate Bond Index. Among the sectors that comprise the index, the best performers were on the riskier end of the spectrum, bolstered by improving economic data. Buoyed by a strong first half, commercial mortgage-backed securities (CMBS) fared best, gaining 5.94% amid continued modest improvement in commercial real estate fundamentals. Investment-grade corporate bonds rose 4.98%, due in large part to increased corporate profitability, high cash balances, reduced debt levels and improved credit conditions. Residential mortgage-backed securities also rose 4.98%, supported by a combination of slower-than-expected prepayments and strong demand from investors seeking higher-yielding alternatives to government bonds. Meanwhile, U.S. Treasury bonds gained 4.17%. After underperforming in the first half, when economic data was strong, Treasuries performed exceedingly well in the second half, when the economy weakened, sovereign debt woes in Europe worsened, Congress wrangled over raising the federal debt ceiling and Standard & Poor's downgraded the long-term sovereign credit rating of the United States. U.S. Government agency securities returned 3.04%.

Comments from Robert Galusza, Lead Portfolio Manager of Fidelity® Intermediate Bond Fund: For the year, the fund returned 4.63%, while the Barclays Capital® U.S. Intermediate Government/Credit Bond Index rose 4.01%. Sector selection was a plus versus the index, with our heavy emphasis on higher-yielding securities - including out-of-benchmark holdings in asset-backed and commercial mortgage-backed securities - contributing, thanks largely to their strong gains early in the period. Additionally, a significant overweighting in investment-grade corporate securities was another positive, but our results within the sector were mixed. Although the fund benefited from favorable positioning in financials and utilities, it lost some ground in industrials due to an underweighting and disappointing picks there. Elsewhere, overweighting local authority bonds also proved advantageous. In contrast, having virtually no exposure to sovereign and supranational debt hurt. Furthermore, out-of-index exposure to agency-backed residential mortgage securities helped. Additionally, we had decent issue selection among mortgages, helped by a focus on prepayment-resistant securities, which offered attractive levels of income as well as price appreciation.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Actual	.45%	$ 1,000.00	$ 1,044.60	$ 2.32
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.94	$ 2.29

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2011	As of February 28, 2011
U.S. Government and U.S. Government Agency Obligations†† 48.2%	U.S. Government and U.S. Government Agency Obligations† 47.3%
AAA 13.5%	AAA 11.8%
AA 7.4%	AA 8.4%
A 9.8%	A 9.7%
BBB 16.9%	BBB 17.2%
BB and Below 2.9%	BB and Below 3.4%
Not Rated 0.2%	Not Rated 0.4%
Equities 0.0%	Equities 0.0%
Short-Term Investments and Net Other Assets 1.1%	Short-Term Investments and Net Other Assets 1.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition. The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Weighted Average Maturity as of August 31, 2011
6 months ago
Years	4.6	4.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2011
6 months ago
Years	3.9	4.0

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2011*		As of February 28, 2011**
	Corporate Bonds 34.5%		Corporate Bonds 35.1%
	U.S. Government and U.S. Government Agency Obligations†† 48.2%		U.S. Government and U.S. Government Agency Obligations† 47.3%
	Asset-Backed Securities 7.9%		Asset-Backed Securities 7.4%
	CMOs and Other Mortgage Related Securities 6.4%		CMOs and Other Mortgage Related Securities 6.5%
	Municipal Bonds 0.4%		Municipal Bonds 0.4%
	Other Investments 1.5%		Other Investments 1.5%
	Short-Term Investments and Net Other Assets 1.1%		Short-Term Investments and Net Other Assets 1.8%
* Foreign investments	9.3%	** Foreign investments	10.1%
* Futures and Swaps	0.0%	** Futures and Swaps	0.0%

† Includes FDIC Guaranteed Corporate Securities.
†† Includes NCUA Guaranteed Notes.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds is available at fidelity.com.

Annual Report

Investments August 31, 2011

Showing Percentage of Net Assets

Nonconvertible Bonds - 33.7%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.9%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 7,592	$ 8,407
Automobiles - 0.1%
Daimler Finance North America LLC 1.95% 3/28/14 (c)	5,578	5,646
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	3,460	3,685
Household Durables - 0.1%
Fortune Brands, Inc.:
5.375% 1/15/16	930	1,031
6.375% 6/15/14	1,868	2,085
		3,116
Media - 1.8%
Comcast Corp.:
4.95% 6/15/16	2,432	2,732
5.15% 3/1/20	4,685	5,335
5.7% 5/15/18	355	411
COX Communications, Inc. 4.625% 6/1/13	4,934	5,235
Discovery Communications LLC:
3.7% 6/1/15	5,906	6,308
5.05% 6/1/20	2,181	2,351
NBCUniversal Media LLC:
3.65% 4/30/15	549	582
5.15% 4/30/20	6,800	7,532
News America, Inc.:
5.3% 12/15/14	968	1,070
6.9% 3/1/19	5,426	6,353
Time Warner Cable, Inc.:
5.4% 7/2/12	3,163	3,276
5.85% 5/1/17	4,293	4,838
6.2% 7/1/13	3,008	3,271
6.75% 7/1/18	7,189	8,459
Time Warner, Inc.:
3.15% 7/15/15	204	212
4.875% 3/15/20	5,060	5,447
5.875% 11/15/16	5,025	5,849
Viacom, Inc.:
3.5% 4/1/17	3,145	3,252
6.125% 10/5/17	3,071	3,542
		76,055
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.2%
Target Corp. 3.875% 7/15/20	$ 6,900	$ 7,319
Specialty Retail - 0.4%
Home Depot, Inc. 4.4% 4/1/21	4,240	4,535
Lowe's Companies, Inc. 4.625% 4/15/20	4,793	5,267
Staples, Inc. 7.375% 10/1/12	8,943	9,528
		19,330
TOTAL CONSUMER DISCRETIONARY		123,558
CONSUMER STAPLES - 1.8%
Beverages - 0.7%
Anheuser-Busch InBev Worldwide, Inc.:
1.5% 7/14/14	3,891	3,943
2.5% 3/26/13	9,338	9,590
5.375% 11/15/14	928	1,048
Diageo Capital PLC 5.2% 1/30/13	1,146	1,216
FBG Finance Ltd. 5.125% 6/15/15 (c)	3,800	4,205
PepsiCo, Inc. 7.9% 11/1/18	5,580	7,376
The Coca-Cola Co. 3.15% 11/15/20	670	680
		28,058
Food & Staples Retailing - 0.2%
CVS Caremark Corp. 4.125% 5/15/21	4,367	4,422
Wal-Mart Stores, Inc. 2.25% 7/8/15	5,578	5,815
		10,237
Food Products - 0.3%
Cargill, Inc. 6% 11/27/17 (c)	781	929
General Mills, Inc. 5.2% 3/17/15	3,350	3,794
Kraft Foods, Inc.:
5.375% 2/10/20	4,470	5,071
5.625% 11/1/11	774	780
6.5% 8/11/17	1,168	1,411
6.75% 2/19/14	596	674
		12,659
Tobacco - 0.6%
Altria Group, Inc.:
8.5% 11/10/13	251	288
9.7% 11/10/18	9,728	12,845
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc. 4.5% 3/26/20	$ 6,800	$ 7,401
Reynolds American, Inc. 6.75% 6/15/17	3,818	4,495
		25,029
TOTAL CONSUMER STAPLES		75,983
ENERGY - 4.1%
Energy Equipment & Services - 0.6%
DCP Midstream LLC 5.35% 3/15/20 (c)	4,118	4,536
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	5,067	5,748
Halliburton Co. 6.15% 9/15/19	2,601	3,174
Noble Holding International Ltd. 3.45% 8/1/15	486	515
Weatherford International Ltd.:
4.95% 10/15/13	2,254	2,397
5.15% 3/15/13	8,620	9,078
		25,448
Oil, Gas & Consumable Fuels - 3.5%
Anadarko Petroleum Corp.:
5.95% 9/15/16	373	419
6.375% 9/15/17	3,957	4,566
BW Group Ltd. 6.625% 6/28/17 (c)	3,827	3,583
Canadian Natural Resources Ltd.:
5.15% 2/1/13	5,823	6,141
5.7% 5/15/17	1,500	1,752
Cenovus Energy, Inc. 5.7% 10/15/19	4,250	4,893
Duke Capital LLC 6.25% 2/15/13	1,104	1,175
Duke Energy Field Services 5.375% 10/15/15 (c)	1,581	1,786
El Paso Natural Gas Co. 5.95% 4/15/17	178	206
EnCana Corp. 6.3% 11/1/11	647	653
EnCana Holdings Finance Corp. 5.8% 5/1/14	3,739	4,125
Enterprise Products Operating LP:
4.05% 2/15/22	4,350	4,374
4.6% 8/1/12	4,309	4,449
5.6% 10/15/14	2,531	2,778
5.65% 4/1/13	769	816
Gulf South Pipeline Co. LP 5.75% 8/15/12 (c)	5,000	5,152
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (c)	170	203
Kaneb Pipe Line Operations Participation LP 7.75% 2/15/12	5,140	5,275
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Petroleum Corp. 3.5% 3/1/16 (c)	$ 3,810	$ 3,976
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (c)	6,841	7,358
Nexen, Inc.:
5.2% 3/10/15	1,177	1,287
6.2% 7/30/19	464	536
NGPL PipeCo LLC 6.514% 12/15/12 (c)	7,503	7,763
Occidental Petroleum Corp. 1.75% 2/15/17	4,370	4,344
Petro-Canada 6.05% 5/15/18	1,874	2,171
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	5,269	5,716
7.875% 3/15/19	4,229	5,145
Petroleos Mexicanos 6% 3/5/20	495	558
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,551	2,700
4.25% 9/1/12	6,373	6,574
5.75% 1/15/20	6,268	7,061
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (c)	2,320	2,541
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (c)	2,054	2,126
5.832% 9/30/16 (c)	1,461	1,600
Rockies Express Pipeline LLC 6.25% 7/15/13 (c)	3,521	3,767
Southeast Supply Header LLC 4.85% 8/15/14 (c)	5,816	6,247
Spectra Energy Capital, LLC 5.65% 3/1/20	237	265
Suncor Energy, Inc. 6.1% 6/1/18	5,571	6,456
Texas Eastern Transmission LP 6% 9/15/17 (c)	5,603	6,710
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	1,717	2,014
Western Gas Partners LP 5.375% 6/1/21	4,300	4,528
XTO Energy, Inc.:
4.9% 2/1/14	5,260	5,782
5% 1/31/15	1,932	2,195
5.65% 4/1/16	1,325	1,572
		153,338
TOTAL ENERGY		178,786
FINANCIALS - 16.7%
Capital Markets - 2.5%
Bear Stearns Companies, Inc. 5.3% 10/30/15	2,688	2,920
BlackRock, Inc. 4.25% 5/24/21	3,460	3,519
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.:
3.7% 8/1/15	$ 5,015	$ 5,067
5.25% 7/27/21	5,000	5,063
5.95% 1/18/18	10,163	10,805
6.15% 4/1/18	3,044	3,251
Janus Capital Group, Inc. 5.875% 9/15/11 (b)	3,682	3,685
Lazard Group LLC:
6.85% 6/15/17	4,983	5,603
7.125% 5/15/15	1,782	2,009
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	1,406	1,440
6.875% 4/25/18	5,859	6,075
Morgan Stanley:
4% 7/24/15	497	494
4.1% 1/26/15	8,840	8,794
4.75% 4/1/14	1,028	1,042
5.45% 1/9/17	1,019	1,044
5.5% 7/28/21	3,936	3,925
5.625% 9/23/19	933	947
5.75% 1/25/21	4,378	4,504
5.95% 12/28/17	2,475	2,558
6% 4/28/15	1,087	1,137
6.625% 4/1/18	653	699
7.3% 5/13/19	3,668	4,092
Northern Trust Corp. 3.375% 8/23/21	1,020	1,018
Royal Bank of Scotland PLC:
4.375% 3/16/16	4,600	4,537
4.875% 8/25/14 (c)	8,200	8,393
The Bank of New York Mellon Corp. 2.3% 7/28/16	8,600	8,741
UBS AG Stamford Branch 3.875% 1/15/15	4,700	4,874
		106,236
Commercial Banks - 4.5%
ANZ Banking Group Ltd. 2.125% 1/10/14 (c)	4,760	4,815
Bank of America NA:
5.3% 3/15/17	687	672
6.1% 6/15/17	294	291
Barclays Bank PLC 2.375% 1/13/14	10,930	10,794
Comerica, Inc. 3% 9/16/15	15	15
Commonwealth Bank of Australia 2.9% 9/17/14 (c)	19,580	20,819
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Credit Suisse New York Branch:
2.2% 1/14/14	$ 3,216	$ 3,227
6% 2/15/18	9,301	9,794
Danske Bank A/S 3.875% 4/14/16 (c)	6,370	6,202
DBS Bank Ltd. (Singapore) 0.5101% 5/16/17 (c)(i)	6,404	6,308
Export-Import Bank of Korea:
5.25% 2/10/14 (c)	624	665
5.5% 10/17/12	2,920	3,037
Fifth Third Bancorp:
3.625% 1/25/16	2,439	2,471
4.5% 6/1/18	440	439
8.25% 3/1/38	568	642
Fifth Third Bank 4.75% 2/1/15	2,708	2,890
Fifth Third Capital Trust IV 6.5% 4/15/67 (i)	55	51
HBOS PLC 6.75% 5/21/18 (c)	3,004	2,777
HSBC Holdings PLC 5.1% 4/5/21	4,270	4,575
Huntington Bancshares, Inc. 7% 12/15/20	1,204	1,377
ING Bank NV 2.65% 1/14/13 (c)	8,720	8,809
JPMorgan Chase Bank 6% 10/1/17	12,071	13,522
KeyBank NA 5.8% 7/1/14	1,865	2,037
KeyCorp. 5.1% 3/24/21	4,303	4,402
Manufacturers & Traders Trust Co. 1.7458% 4/1/13 (i)	515	515
Marshall & Ilsley Bank:
5% 1/17/17	771	828
5.25% 9/4/12	47	48
PNC Funding Corp. 3.625% 2/8/15	2,676	2,816
Rabobank (Netherlands) NV 1.85% 1/10/14	12,454	12,689
Regions Bank:
6.45% 6/26/37	514	438
7.5% 5/15/18	2,648	2,582
Regions Financial Corp.:
0.4165% 6/26/12 (i)	260	255
5.75% 6/15/15	31	29
7.75% 11/10/14	168	167
SunTrust Banks, Inc. 3.6% 4/15/16	3,630	3,644
Svenska Handelsbanken AB 2.875% 9/14/12 (c)	14,641	14,964
U.S. Bancorp 1.375% 9/13/13	9,640	9,702
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (c)(i)	3,796	3,395
UnionBanCal Corp. 5.25% 12/16/13	857	925
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wachovia Bank NA:
4.8% 11/1/14	$ 286	$ 307
4.875% 2/1/15	1,823	1,943
Wachovia Corp. 5.625% 10/15/16	4,400	4,815
Wells Fargo & Co.:
3.676% 6/15/16	4,260	4,501
3.75% 10/1/14	14,626	15,553
Westpac Banking Corp. 1.85% 12/9/13	4,120	4,170
		194,917
Consumer Finance - 1.9%
American Express Credit Corp. 2.75% 9/15/15	9,640	9,845
American Honda Finance Corp. 2.375% 3/18/13 (c)	1,800	1,835
Capital One Financial Corp.:
2.125% 7/15/14	9,294	9,261
3.15% 7/15/16	4,360	4,337
5.7% 9/15/11	3,642	3,646
7.375% 5/23/14	582	655
Discover Financial Services:
6.45% 6/12/17	2,977	3,348
10.25% 7/15/19	448	578
General Electric Capital Corp.:
1.875% 9/16/13	1,899	1,917
2.1% 1/7/14	4,222	4,280
2.25% 11/9/15	6,196	6,229
2.8% 1/8/13	9,075	9,278
2.95% 5/9/16	1,773	1,788
3.5% 6/29/15	1,833	1,917
5.4% 9/20/13	4,879	5,244
6.375% 11/15/67 (i)	5,670	5,613
Household Finance Corp. 6.375% 10/15/11	7,030	7,070
HSBC Finance Corp. 5.9% 6/19/12	444	460
SLM Corp. 0.483% 10/25/11 (i)	5,737	5,724
		83,025
Diversified Financial Services - 3.2%
Bank of America Corp. 5.75% 12/1/17	6,840	7,105
BB&T Corp. 2.05% 4/28/14	4,200	4,252
BNP Paribas:
2.125% 12/21/12	2,270	2,239
3.25% 3/11/15	2,644	2,628
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
BP Capital Markets PLC:
3.125% 10/1/15	$ 503	$ 526
3.2% 3/11/16	4,270	4,489
3.625% 5/8/14	547	577
4.5% 10/1/20	500	540
Capital One Capital V 10.25% 8/15/39	1,170	1,215
Citigroup, Inc.:
3.953% 6/15/16	1,000	1,021
4.75% 5/19/15	9,021	9,404
5.125% 5/5/14	1,651	1,727
6.125% 5/15/18	321	350
6.5% 8/19/13	21,531	22,902
Deutsche Bank AG London Branch 2.375% 1/11/13	8,750	8,752
JPMorgan Chase & Co.:
3.15% 7/5/16	4,300	4,390
3.4% 6/24/15	17,366	17,887
New York Life Global Funding 2.25% 12/14/12 (c)	4,310	4,387
ORIX Corp. 5.48% 11/22/11	425	428
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	1,411	1,496
5.35% 4/15/12 (c)	434	442
5.5% 1/15/14 (c)	999	1,068
5.7% 4/15/17 (c)	2,195	2,347
TECO Finance, Inc.:
4% 3/15/16	1,147	1,227
5.15% 3/15/20	1,709	1,904
TransCapitalInvest Ltd. 5.67% 3/5/14 (c)	4,406	4,619
USAA Capital Corp. 3.5% 7/17/14 (c)	5,832	6,230
Volkswagen International Finance NV 1.875% 4/1/14 (c)	8,100	8,208
Whirlpool Corp. 8% 5/1/12	4,870	5,085
ZFS Finance USA Trust II 6.45% 12/15/65 (c)(i)	5,531	5,420
ZFS Finance USA Trust IV 5.875% 5/9/62 (c)(i)	2,866	2,696
ZFS Finance USA Trust V 6.5% 5/9/67 (c)(i)	2,778	2,653
		138,214
Insurance - 1.6%
Aon Corp.:
3.5% 9/30/15	6,239	6,472
5% 9/30/20	62	67
Assurant, Inc. 5.625% 2/15/14	2,474	2,626
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Axis Capital Holdings Ltd. 5.75% 12/1/14	$ 617	$ 672
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(i)	1,929	1,837
Hartford Financial Services Group, Inc. 5.375% 3/15/17	149	154
Liberty Mutual Group, Inc.:
5% 6/1/21 (c)	4,280	4,171
6.5% 3/15/35 (c)	769	743
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,565	2,615
MetLife, Inc.:
2.375% 2/6/14	6,330	6,468
5% 6/15/15	1,285	1,419
Metropolitan Life Global Funding I 2.5% 9/29/15 (c)	3,000	3,045
Monumental Global Funding III 5.5% 4/22/13 (c)	2,851	3,026
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (c)	401	440
Pacific Life Global Funding 5.15% 4/15/13 (c)	7,724	8,144
Pacific LifeCorp 6% 2/10/20 (c)	428	478
Prudential Financial, Inc.:
3.625% 9/17/12	4,198	4,297
4.5% 11/15/20	4,820	4,861
5.15% 1/15/13	614	643
5.4% 6/13/35	499	477
QBE Insurance Group Ltd. 5.647% 7/1/23 (c)(i)	246	233
Symetra Financial Corp. 6.125% 4/1/16 (c)	6,640	7,065
The Chubb Corp. 5.75% 5/15/18	1,739	2,032
Unum Group:
5.625% 9/15/20	2,518	2,746
7.125% 9/30/16	4,802	5,612
		70,343
Real Estate Investment Trusts - 0.8%
AvalonBay Communities, Inc.:
4.95% 3/15/13	405	426
5.5% 1/15/12	1,655	1,682
BRE Properties, Inc. 5.5% 3/15/17	508	562
Camden Property Trust:
5.375% 12/15/13	2,244	2,400
5.875% 11/30/12	741	774
Developers Diversified Realty Corp.:
4.75% 4/15/18	1,897	1,800
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.: - continued
5.375% 10/15/12	$ 1,677	$ 1,697
7.5% 4/1/17	2,748	3,055
Duke Realty LP:
4.625% 5/15/13	885	918
5.875% 8/15/12	517	533
Equity One, Inc.:
6% 9/15/17	958	999
6.25% 12/15/14	520	558
6.25% 1/15/17	545	585
Equity Residential 5.125% 3/15/16	3,150	3,440
Federal Realty Investment Trust:
5.4% 12/1/13	557	594
5.9% 4/1/20	42	45
6% 7/15/12	3,796	3,924
6.2% 1/15/17	685	777
HRPT Properties Trust:
5.75% 11/1/15	1,526	1,634
6.25% 6/15/17	1,361	1,492
6.65% 1/15/18	792	892
UDR, Inc. 5.5% 4/1/14	4,753	5,091
Washington (REIT) 5.25% 1/15/14	248	265
		34,143
Real Estate Management & Development - 1.6%
AMB Property LP 5.9% 8/15/13	2,849	2,953
Arden Realty LP 5.2% 9/1/11	2,074	2,074
BioMed Realty LP:
3.85% 4/15/16	8,587	8,664
6.125% 4/15/20	1,521	1,642
Brandywine Operating Partnership LP:
5.7% 5/1/17	2,338	2,446
5.75% 4/1/12	2,711	2,762
Colonial Properties Trust 6.875% 8/15/12	717	741
Duke Realty LP:
5.4% 8/15/14	2,777	2,937
6.25% 5/15/13	6,766	7,154
6.75% 3/15/20	291	312
8.25% 8/15/19	57	67
ERP Operating LP:
4.75% 7/15/20	2,996	3,104
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
ERP Operating LP: - continued
5.375% 8/1/16	$ 1,323	$ 1,471
5.5% 10/1/12	2,159	2,253
5.75% 6/15/17	5,803	6,556
Liberty Property LP:
4.75% 10/1/20	3,111	3,172
5.125% 3/2/15	1,250	1,371
5.5% 12/15/16	1,941	2,154
6.625% 10/1/17	2,744	3,233
Mack-Cali Realty LP 7.75% 8/15/19	539	672
Post Apartment Homes LP 6.3% 6/1/13	4,169	4,455
Regency Centers LP:
4.95% 4/15/14	675	718
5.25% 8/1/15	2,356	2,549
5.875% 6/15/17	1,166	1,325
Simon Property Group LP:
4.2% 2/1/15	1,570	1,674
5.3% 5/30/13	50	53
Tanger Properties LP:
6.125% 6/1/20	3,006	3,393
6.15% 11/15/15	801	903
		70,808
Thrifts & Mortgage Finance - 0.6%
Bank of America Corp.:
4.5% 4/1/15	10,130	10,224
5.875% 1/5/21	5,905	6,057
First Niagara Financial Group, Inc. 6.75% 3/19/20	4,283	4,756
U.S. Central Federal Credit Union 1.9% 10/19/12	6,480	6,601
		27,638
TOTAL FINANCIALS		725,324
HEALTH CARE - 1.3%
Biotechnology - 0.1%
Amgen, Inc. 5.85% 6/1/17	3,264	3,880
Celgene Corp. 2.45% 10/15/15	472	480
		4,360
Health Care Equipment & Supplies - 0.1%
Medtronic, Inc. 4.45% 3/15/20	4,540	5,073
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 0.8%
Coventry Health Care, Inc.:
5.95% 3/15/17	$ 1,930	$ 2,174
6.3% 8/15/14	3,995	4,414
Express Scripts, Inc.:
3.125% 5/15/16	3,905	3,992
5.25% 6/15/12	3,081	3,179
6.25% 6/15/14	1,824	2,031
Medco Health Solutions, Inc. 2.75% 9/15/15	8,204	8,388
UnitedHealth Group, Inc. 3.875% 10/15/20	5,296	5,497
WellPoint, Inc. 4.35% 8/15/20	5,502	5,799
		35,474
Pharmaceuticals - 0.3%
Merck & Co., Inc. 5% 6/30/19	2,152	2,516
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC 3% 6/15/15	6,900	7,222
Watson Pharmaceuticals, Inc. 5% 8/15/14	554	605
		10,343
TOTAL HEALTH CARE		55,250
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (c)	440	475
6.4% 12/15/11 (c)	1,021	1,037
		1,512
Airlines - 0.2%
Continental Airlines, Inc.:
6.648% 3/15/19	3,372	3,490
6.795% 2/2/20	188	181
6.9% 7/2/19	979	1,018
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,978	1,938
8.36% 1/20/19	1,496	1,496
		8,123
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.1%
Covidien International Finance SA:
5.45% 10/15/12	$ 738	$ 776
6% 10/15/17	3,234	3,884
		4,660
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC 3.45% 9/15/21	4,262	4,249
TOTAL INDUSTRIALS		18,544
INFORMATION TECHNOLOGY - 1.0%
Computers & Peripherals - 0.1%
Hewlett-Packard Co. 4.3% 6/1/21	4,000	4,149
Electronic Equipment & Components - 0.3%
Tyco Electronics Group SA:
5.95% 1/15/14	3,938	4,302
6% 10/1/12	5,018	5,301
6.55% 10/1/17	2,606	3,101
		12,704
IT Services - 0.1%
International Business Machines Corp. 1.95% 7/22/16	5,698	5,779
Office Electronics - 0.3%
Xerox Corp.:
4.25% 2/15/15	11,883	12,786
5.5% 5/15/12	2,072	2,138
		14,924
Software - 0.2%
Oracle Corp. 3.875% 7/15/20 (c)	6,900	7,385
TOTAL INFORMATION TECHNOLOGY		44,941
MATERIALS - 0.9%
Chemicals - 0.2%
Dow Chemical Co.:
4.85% 8/15/12	9,864	10,226
7.6% 5/15/14	669	771
		10,997
Construction Materials - 0.1%
CRH America, Inc. 6% 9/30/16	2,372	2,620
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - 0.6%
Anglo American Capital PLC:
2.15% 9/27/13 (c)	$ 7,200	$ 7,287
9.375% 4/8/14 (c)	3,434	4,058
9.375% 4/8/19 (c)	3,822	5,100
ArcelorMittal SA 3.75% 3/1/16	1,138	1,126
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	2,182	2,239
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (c)	2,211	2,348
Vale Overseas Ltd. 6.25% 1/23/17	3,005	3,409
		25,567
TOTAL MATERIALS		39,184
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.4%
AT&T Broadband Corp. 8.375% 3/15/13	2,855	3,171
AT&T, Inc.:
2.5% 8/15/15	3,515	3,599
6.7% 11/15/13	1,296	1,442
CenturyLink, Inc. 6.15% 9/15/19	3,860	3,803
Deutsche Telekom International Financial BV:
3.125% 4/11/16 (c)	6,407	6,547
5.25% 7/22/13	2,703	2,887
France Telecom SA 2.125% 9/16/15	1,491	1,477
Qwest Corp. 3.497% 6/15/13 (i)	7,560	7,503
SBC Communications, Inc.:
5.1% 9/15/14	6,685	7,389
5.875% 8/15/12	1,080	1,131
Telefonica Emisiones SAU:
3.729% 4/27/15	8,664	8,523
5.134% 4/27/20	401	381
6.421% 6/20/16	1,283	1,348
Verizon Communications, Inc.:
3% 4/1/16	4,379	4,556
5.25% 4/15/13	1,400	1,496
Verizon New York, Inc. 6.875% 4/1/12	6,531	6,750
		62,003
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV:
2.375% 9/8/16 (e)	3,112	3,087
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
America Movil SAB de CV: - continued
3.625% 3/30/15	$ 5,062	$ 5,377
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	9,282	10,206
5.875% 10/1/19	287	330
Sprint Nextel Corp. 6% 12/1/16	1,159	1,116
Vodafone Group PLC:
4.15% 6/10/14	2,355	2,541
5% 12/16/13	2,972	3,221
		25,878
TOTAL TELECOMMUNICATION SERVICES		87,881
UTILITIES - 2.6%
Electric Utilities - 1.4%
Ameren Illinois Co. 6.125% 11/15/17	455	538
AmerenUE 6.4% 6/15/17	3,867	4,623
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,324	5,803
Commonwealth Edison Co. 4% 8/1/20	4,400	4,623
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (c)	203	212
Edison International 3.75% 9/15/17	2,938	3,048
EDP Finance BV:
4.9% 10/1/19 (c)	1,200	951
5.375% 11/2/12 (c)	2,201	2,146
Enel Finance International SA 5.7% 1/15/13 (c)	575	594
Exelon Corp. 4.9% 6/15/15	3,038	3,332
FirstEnergy Corp. 7.375% 11/15/31	463	537
FirstEnergy Solutions Corp.:
4.8% 2/15/15	1,018	1,110
6.05% 8/15/21	4,294	4,701
LG&E and KU Energy LLC:
2.125% 11/15/15	3,294	3,262
3.75% 11/15/20	19	19
Nevada Power Co.:
6.5% 5/15/18	6,784	8,129
6.5% 8/1/18	2,033	2,447
Pennsylvania Electric Co. 6.05% 9/1/17	844	966
Pepco Holdings, Inc. 2.7% 10/1/15	3,115	3,186
Progress Energy, Inc. 4.4% 1/15/21	4,958	5,268
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Sierra Pacific Power Co. 5.45% 9/1/13	$ 2,018	$ 2,182
Tampa Electric Co. 5.4% 5/15/21	1,635	1,869
		59,546
Gas Utilities - 0.0%
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21 (c)	1,325	1,380
Independent Power Producers & Energy Traders - 0.5%
Duke Capital LLC 5.668% 8/15/14	2,661	2,957
Exelon Generation Co. LLC:
4% 10/1/20	669	665
5.2% 10/1/19	6,500	7,040
5.35% 1/15/14	1,687	1,820
PPL Energy Supply LLC 6.3% 7/15/13	8,190	8,821
		21,303
Multi-Utilities - 0.7%
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	4,620	5,123
Dominion Resources, Inc.:
6.3% 9/30/66 (i)	4,542	4,338
7.5% 6/30/66 (i)	4,221	4,327
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	3,675	3,871
National Grid PLC 6.3% 8/1/16	1,843	2,149
NiSource Finance Corp.:
5.25% 9/15/17	2,656	2,972
5.4% 7/15/14	1,743	1,914
5.45% 9/15/20	313	351
6.4% 3/15/18	1,717	2,018
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	3,383	3,349
		30,412
TOTAL UTILITIES		112,641
TOTAL NONCONVERTIBLE BONDS (Cost $1,357,428)		1,462,092
U.S. Government and Government Agency Obligations - 40.8%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 4.5%
Fannie Mae:
0.5% 8/9/13	$ 6,406	$ 6,422
0.75% 12/18/13	4,563	4,592
0.875% 8/28/14	52,819	53,345
1.125% 6/27/14	18,401	18,736
4.625% 10/15/13	1,967	2,143
Freddie Mac:
1% 7/30/14	16,525	16,755
1% 8/27/14	29,237	29,636
1.75% 9/10/15	62,973	65,206
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.66% 8/1/15	129	133
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		196,968
U.S. Treasury Obligations - 36.2%
U.S. Treasury Notes:
1% 8/31/16	14,666	14,690
1.5% 7/31/16	58,108	59,683
1.5% 8/31/18	215,184	214,175
1.75% 7/31/15	178,208	186,117
1.875% 9/30/17	101,890	105,146
2.125% 11/30/14	58,648	61,887
2.125% 5/31/15	102,259	108,235
2.375% 10/31/14	14,783	15,706
2.5% 3/31/15	17,997	19,279
2.5% 4/30/15 (f)	112,872	120,941
3% 9/30/16	108,994	119,808
3.125% 10/31/16	15,084	16,680
3.125% 1/31/17 (f)	44,686	49,434
3.125% 5/15/21	229,134	247,812
3.625% 2/15/20	202,136	229,535
TOTAL U.S. TREASURY OBLIGATIONS		1,569,128
Other Government Related - 0.1%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	6,030	6,129
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,687,816)		1,772,225
U.S. Government Agency - Mortgage Securities - 6.8%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 5.4%
1.918% 2/1/33 (i)	$ 193	$ 199
1.946% 7/1/35 (i)	90	93
1.975% 10/1/33 (i)	221	228
1.987% 3/1/35 (i)	157	162
2.032% 12/1/34 (i)	205	212
2.051% 10/1/33 (i)	96	100
2.175% 3/1/35 (i)	37	39
2.301% 7/1/34 (i)	112	117
2.303% 6/1/36 (i)	163	169
2.412% 10/1/35 (i)	316	326
2.457% 3/1/35 (i)	115	121
2.496% 12/1/33 (i)	6,467	6,796
2.504% 11/1/36 (i)	1,267	1,331
2.519% 7/1/35 (i)	707	743
2.528% 7/1/35 (i)	411	431
2.55% 10/1/33 (i)	264	278
2.636% 7/1/37 (i)	386	408
2.705% 5/1/35 (i)	456	483
2.769% 4/1/35 (i)	3,964	4,165
2.823% 9/1/36 (i)	1,986	2,106
3% 7/1/21 to 9/1/21	54,008	56,416
3.191% 1/1/40 (i)	3,714	3,894
3.343% 1/1/40 (i)	5,213	5,481
3.467% 3/1/40 (i)	3,463	3,639
3.5% 1/1/26	90,606	94,645
3.54% 12/1/39 (i)	1,044	1,098
3.604% 3/1/40 (i)	4,068	4,298
3.66% 3/1/40 (i)	2,013	2,118
3.692% 5/1/40 (i)	1,919	2,019
3.701% 5/1/40 (i)	2,224	2,340
3.734% 1/1/40 (i)	1,771	1,865
3.764% 10/1/39 (i)	2,372	2,504
3.788% 6/1/40 (i)	1,961	2,062
4% 7/1/18	3,027	3,214
4.5% 8/1/18 to 7/1/20	7,184	7,675
5.5% 9/1/17 to 6/1/36	17,503	19,046
6.5% 4/1/13 to 3/1/26	937	1,001
7% 7/1/25 to 2/1/32	29	33
7.5% 8/1/13 to 8/1/29	368	419
TOTAL FANNIE MAE		232,274
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - 1.3%
2.153% 4/1/35 (i)	$ 1,712	$ 1,790
2.357% 3/1/36 (i)	317	330
2.499% 1/1/35 (i)	139	146
2.921% 11/1/35 (i)	719	757
2.942% 3/1/33 (i)	35	36
3% 8/1/21	10,694	11,226
3.261% 10/1/35 (i)	246	263
3.52% 12/1/39 (i)	2,581	2,700
3.55% 4/1/40 (i)	2,577	2,706
3.58% 4/1/40 (i)	2,382	2,506
3.612% 2/1/40 (i)	5,674	5,964
3.8% 4/1/40 (i)	1,851	1,944
3.972% 3/1/40 (i)	1,958	2,074
4.5% 8/1/18	9,515	10,148
5% 3/1/19	11,382	12,270
7% 11/1/11 to 3/1/12	1	2
7.5% 10/1/11 to 1/1/33	151	171
TOTAL FREDDIE MAC		55,033
Ginnie Mae - 0.1%
7% 1/15/28 to 11/15/32	4,070	4,671
7.5% 3/15/28	5	5
8% 7/15/17 to 5/15/22	914	1,007
TOTAL GINNIE MAE		5,683
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $284,766)		292,990
Asset-Backed Securities - 7.9%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6884% 4/25/35 (i)	648	428
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.9684% 3/25/34 (i)	3	3
Class M2, 1.8684% 3/25/34 (i)	356	267
Series 2005-HE2 Class M2, 0.6684% 4/25/35 (i)	63	61
Series 2006-OP1 Class M4, 0.5884% 4/25/36 (i)	50	0*
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.6758% 10/20/14 (i)	343	3
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Advanta Business Card Master Trust: - continued
Series 2007-D1 Class D, 1.5863% 1/22/13 (c)(i)	$ 4,593	$ 69
Ally Auto Receivables Trust:
Series 2009 B Class A3, 1.98% 10/15/13 (c)	7,107	7,156
Series 2009-A:
Class A3, 2.33% 6/17/13 (c)	1,399	1,409
Class A4, 3% 10/15/15 (c)	1,820	1,872
Series 2010-1 Class A4, 2.3% 12/15/14	7,600	7,820
Series 2010-4 Class A4, 1.35% 12/15/15	3,930	3,962
Series 2010-5 Class A4, 1.75% 3/15/16	1,635	1,667
Series 2011-1 Class A4, 2.23% 3/15/16	7,350	7,597
Series 2011-2 Class A3, 1.18% 4/15/15	4,230	4,263
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (c)	2,160	2,221
Series 2011-1 Class A2, 2.15% 1/15/16	15,400	15,704
AmeriCredit Automobile Receivable Trust Series 2011-3 Class A3, 1.17% 1/8/16	2,300	2,305
AmeriCredit Automobile Receivables Trust:
Series 2010-4 Class A3, 1.27% 4/8/15	5,980	5,991
Series 2011-1 Class A3, 1.39% 9/8/15	3,080	3,096
Series 2011-2 Class A3, 1.61% 10/8/15	6,330	6,416
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/8/14	714	720
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9184% 12/25/33 (i)	40	31
Series 2004-R2 Class M3, 0.7684% 4/25/34 (i)	60	20
Series 2005-R2 Class M1, 0.6684% 4/25/35 (i)	930	811
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9673% 3/25/34 (i)	22	15
Series 2004-W11 Class M2, 0.9184% 11/25/34 (i)	253	209
Series 2004-W7 Class M1, 0.7684% 5/25/34 (i)	968	700
Series 2006-W4 Class A2C, 0.3784% 5/25/36 (i)	609	155
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0434% 4/25/34 (i)	1,193	930
Series 2006-HE2 Class M1, 0.5884% 3/25/36 (i)	134	2
Axon Financial Funding Ltd. 0.8458% 4/4/17 (a)(c)(i)	4,149	0
Bank of America Auto Trust:
Series 2009-1A:
Class A3, 2.67% 7/15/13 (c)	2,194	2,206
Class A4, 3.52% 6/15/16 (c)	3,600	3,691
Series 2009-2A Class A3, 2.13% 9/15/13 (c)	1,266	1,272
Series 2009-3A Class A3, 1.67% 12/15/13 (c)	3,971	3,990
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Bank of America Auto Trust: - continued
Series 2010-2 Class A3, 1.31% 7/15/14	$ 7,730	$ 7,768
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.3434% 2/25/35 (i)	1,896	968
BMW Vehicle Lease Trust:
Series 2010-1 Class A3, 0.82% 4/15/13	6,410	6,414
Series 2011-1 Class A3, 1.06% 2/20/14	6,190	6,215
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.2565% 12/25/24 (i)	658	574
C-BASS Trust Series 2006-CB7 Class A2, 0.2784% 10/25/36 (i)	5	5
Capital Auto Receivables Asset Trust Series 2007-1 Class C, 5.38% 11/15/12	429	440
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	401	404
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14 (FGIC Insured)	5,839	5,920
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	2,600	2,783
Capital Trust Ltd. Series 2004-1:
Class A2, 0.663% 7/20/39 (c)(i)	203	146
Class B, 0.963% 7/20/39 (c)(i)	189	74
Class C, 1.313% 7/20/39 (c)(i)	243	10
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5184% 7/25/36 (i)	514	26
Series 2006-NC4 Class M1, 0.5184% 10/25/36 (i)	165	2
Series 2007-RFC1 Class A3, 0.3584% 12/25/36 (i)	812	232
Chase Issuance Trust:
Series 2007-A17 Class A, 5.12% 10/15/14	9,832	10,337
Series 2011-A2 Class A2, 0.2972% 5/15/15 (i)	16,210	16,210
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	4,830	4,836
Citibank Credit Card Issuance Trust:
Series 2008-A5 Class A5, 4.85% 4/22/15	5,489	5,871
Series 2009-A5 Class A5, 2.25% 12/23/14	13,500	13,802
CitiFinancial Auto Issuance Trust Series 2009-1 Class A3, 2.59% 10/15/13 (c)	6,500	6,565
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.2784% 6/25/47 (i)	32	31
Series 2007-4 Class A1A, 0.3073% 9/25/37 (i)	289	276
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (c)	149	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.1884% 4/25/34 (i)	72	36
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loans, Inc.: - continued
Series 2004-4 Class M2, 1.0134% 6/25/34 (i)	$ 265	$ 116
Series 2005-3 Class MV1, 0.6384% 8/25/35 (i)	257	249
Series 2005-AB1 Class A2, 0.4284% 8/25/35 (i)	22	21
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (c)	166	166
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.5908% 5/28/35 (i)	18	11
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3934% 8/25/34 (i)	208	119
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.91% 7/15/13 (c)	6,360	6,370
Ford Credit Auto Lease Trust 2011-A Series 2011-A Class A3, 1.03% 7/15/14	7,640	7,664
Ford Credit Auto Owner Trust:
Series 2007-A Class D, 7.05% 12/15/13 (c)	1,014	1,030
Series 2009-B Class A3, 2.79% 8/15/13	2,325	2,343
Series 2009-C Class A4, 4.43% 11/15/14	3,490	3,672
Series 2009-D Class A4, 2.98% 8/15/14	4,950	5,110
Series 2009-E Class A3, 1.51% 1/15/14	3,545	3,561
Series 2010-B:
Class A3, 0.98% 10/15/14	4,170	4,185
Class A4, 1.58% 9/15/15	9,480	9,662
Series 2011-B Class A4, 1.35% 12/15/16	3,640	3,688
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15	4,390	4,426
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	12	12
Series 2007-1:
Class A4, 5.03% 2/16/15	32	32
Class C, 5.43% 2/16/15	453	454
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7084% 1/25/35 (i)	427	169
Class M4, 0.8984% 1/25/35 (i)	164	43
Series 2006-D Class M1, 0.4484% 11/25/36 (i)	127	4
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6918% 2/25/47 (c)(i)	1,457	860
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	936	745
GE Business Loan Trust:
Series 2003-1 Class A, 0.6372% 4/15/31 (c)(i)	107	100
Series 2006-2A:
Class A, 0.3872% 11/15/34 (c)(i)	1,418	1,173
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GE Business Loan Trust: - continued
Series 2006-2A: - continued
Class B, 0.4872% 11/15/34 (c)(i)	$ 513	$ 331
Class C, 0.5872% 11/15/34 (c)(i)	851	421
Class D, 0.9572% 11/15/34 (c)(i)	324	78
GE Capital Credit Card Master Note Trust Series 2009-3 Class A, 2.54% 9/15/14	10,500	10,488
Goal Capital Funding Trust Series 2007-1 Class C1, 0.6465% 6/25/42 (i)	419	327
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (c)(i)	249	69
Class M1, 0.8684% 6/25/34 (i)	1,379	852
Series 2007-HE1 Class M1, 0.4684% 3/25/47 (i)	547	25
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.6184% 9/25/46 (c)(i)	261	112
Class C, 0.7684% 9/25/46 (c)(i)	688	110
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5384% 8/25/33 (i)	305	212
Series 2003-3 Class M1, 1.5084% 8/25/33 (i)	326	258
Series 2003-5 Class A2, 0.9184% 12/25/33 (i)	15	10
Series 2005-5 Class 2A2, 0.4684% 11/25/35 (i)	22	21
Series 2006-1 Class 2A3, 0.4434% 4/25/36 (i)	416	405
Honda Auto Receivables Owner Trust:
Series 2009-3 Class A3, 2.31% 5/15/13	1,329	1,337
Series 2010-1 Class A4, 1.98% 5/23/16	1,770	1,803
Series 2010-2 Class A4, 1.93% 8/18/16	12,444	12,717
Series 2011-1 Class A4, 1.8% 4/17/17	2,270	2,327
Series 2011-2 Class A4, 1.55% 8/18/17	5,790	5,894
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.503% 3/20/36 (i)	295	245
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4084% 1/25/37 (i)	766	259
Hyundai Auto Lease Securitization Trust Series 2011-A Class A3, 1.02% 8/15/14 (c)	4,680	4,680
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13	1,525	1,535
John Deere Owner Trust:
Series 2009-B Class A-3, 1.57% 10/15/13	3,022	3,032
Series 2011-A Class A4, 1.96% 4/16/18	1,810	1,862
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5184% 7/25/36 (i)	151	7
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Mortgage Acquisition Trust: - continued
Series 2007-CH1:
Class AV4, 0.3484% 11/25/36 (i)	$ 764	$ 604
Class MV1, 0.4484% 11/25/36 (i)	621	398
Series 2007-CH3 Class M1, 0.5184% 3/25/37 (i)	423	17
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.5765% 12/27/29 (i)	301	266
Series 2006-A Class 2C, 1.3965% 3/27/42 (i)	2,280	568
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)	782	783
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.2984% 6/25/34 (i)	40	28
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (c)	12	12
Class C, 5.691% 10/20/28 (c)	6	6
Class D, 6.01% 10/20/28 (c)	65	65
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4784% 10/25/36 (i)	272	12
Series 2007-HE1 Class M1, 0.5184% 5/25/37 (i)	353	12
Mercedes-Benz Auto Lease Trust Series 2011-1A Class A3 1.18% 11/15/13 (c)	8,530	8,568
Mercedes-Benz Auto Receivables Trust Series 2011-1 Class A3, 0.85% 3/16/15	5,160	5,178
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9684% 7/25/34 (i)	129	83
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1934% 7/25/34 (i)	415	285
Series 2006-FM1 Class A2B, 0.3284% 4/25/37 (i)	950	690
Series 2006-OPT1 Class A1A, 0.4784% 6/25/35 (i)	1,835	1,308
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5584% 8/25/34 (i)	26	18
Series 2004-HE7 Class B3, 5.4684% 8/25/34 (i)	199	44
Series 2005-NC1 Class M1, 0.6584% 1/25/35 (i)	180	115
Series 2005-NC2 Class B1, 1.3884% 3/25/35 (i)	188	24
Series 2007-HE2 Class M1, 0.4684% 1/25/37 (i)	188	1
National Collegiate Student Loan Trust:
Series 2004-2 Class A, 9.75% 10/27/14 (k)	4,649	423
Series 2006-3 Class A, 7.1% 1/25/12 (k)	13,167	263
Series 2006-4:
Class A1, 0.2484% 3/25/25 (i)	3	3
Class A, 6.35% 2/27/12 (k)	13,011	289
Class D, 1.3184% 5/25/32 (i)	1,745	4
Series 2007-1 Class A, 7.27% 4/25/12 (k)	15,602	624
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
National Collegiate Student Loan Trust: - continued
Series 2007-2 Class A, 6.7% 7/25/12 (k)	$ 11,606	$ 594
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7284% 9/25/35 (i)	642	350
Series 2005-D Class M2, 0.6884% 2/25/36 (i)	525	104
Nissan Auto Lease Trust:
Series 2009-B Class A3, 2.07% 1/15/15	928	929
Series 2010-B Class A4, 1.27% 10/15/16	1,980	1,994
Series 2011-A Class A3, 1.04% 8/15/14	6,490	6,518
Nissan Auto Receivables Owner Trust Series 2011-A Class A3, 1.18% 2/16/15	3,580	3,613
Ocala Funding LLC:
Series 2005-1A Class A, 1.713% 3/20/10 (a)(c)(i)	405	0
Series 2006-1A Class A, 1.613% 3/20/11 (a)(c)(i)	530	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3084% 5/25/37 (i)	7	6
Series 2007-6 Class 2A1, 0.2784% 7/25/37 (i)	20	20
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4684% 9/25/34 (i)	240	140
Class M4, 1.6684% 9/25/34 (i)	308	126
Series 2005-WCH1:
Class M2, 0.7384% 1/25/36 (i)	1,658	1,500
Class M4, 1.0484% 1/25/36 (i)	665	336
Series 2005-WHQ2 Class M7, 1.4684% 5/25/35 (i)	788	5
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4484% 12/25/36 (i)	358	8
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0184% 4/25/33 (i)	2	2
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0134% 3/25/35 (i)	648	507
Securitized Asset Backed Receivables LLC Trust Series 2005-FR4 Class B3, 1.9384% 1/25/36 (i)	19	0*
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3363% 3/20/19 (FGIC Insured) (c)(i)	323	309
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.197% 6/15/33 (i)	572	263
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (c)	484	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9434% 9/25/34 (i)	49	26
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (c)	515	536
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0784% 9/25/34 (i)	$ 168	$ 113
Toyota Auto Receivables Owner Trust Series 2010-B Class M3, 1.04% 2/18/14	2,740	2,750
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8058% 4/6/42 (c)(i)	1,778	133
USAA Auto Owner Trust:
Series 2009-1 Class A4, 4.77% 9/15/14	3,080	3,187
Series 2009-2 Class A3, 1.54% 2/18/14	3,065	3,080
Volkswagen Auto Lease Trust Series 2010-A:
Class A3, 0.99% 11/20/13	9,700	9,721
Class A4, 1.18% 10/20/15	480	483
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (c)	400	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (c)	3	0*
Whinstone Capital Management Ltd. Series 1A Class B3, 2.053% 10/25/44 (c)(i)	806	451
World Omni Automobile Lease Securitization Trust Series 2011-A, Class A3, 1.49% 10/15/14	3,590	3,616
TOTAL ASSET-BACKED SECURITIES (Cost $338,309)		344,520
Collateralized Mortgage Obligations - 2.4%

Private Sponsor - 1.8%
Ally Auto Receivables Trust sequential payer Series 2011-3 Class A3, 0.97% 8/17/15	5,460	5,484
Arran Residential Mortgages Funding PLC floater Series 2011-1A Clasee A1C, 1.5372% 11/19/47 (c)(i)	7,283	7,273
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (c)	1,773	1,803
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.9045% 1/25/34 (i)	887	783
Series 2004-1 Class 2A2, 3.2303% 10/25/34 (i)	618	528
Series 2004-A Class 2A2, 2.8478% 2/25/34 (i)	171	146
Series 2004-B:
Class 1A1, 2.7465% 3/25/34 (i)	86	74
Class 2A2, 2.8677% 3/25/34 (i)	548	490
Series 2004-D Class 2A2, 2.8857% 5/25/34 (i)	1,253	1,096
Series 2004-G Class 2A7, 2.9352% 8/25/34 (i)	1,163	991
Series 2004-H Class 2A1, 3.1632% 9/25/34 (i)	1,016	855
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4258% 10/12/41 (c)(i)(k)	$ 2,721	$ 25
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 2.8968% 2/25/37 (i)	492	434
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0737% 12/10/49 (i)	1,207	1,250
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (i)	1,348	377
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7083% 7/16/34 (c)(i)	18	18
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.7846% 11/25/34 (i)	1,104	976
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4373% 8/27/47 (c)(i)	4,047	4,045
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (c)	2,967	2,948
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7678% 11/20/56 (c)(i)	1,404	1,394
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.313% 12/20/54 (i)	151	69
Series 2006-1A Class C2, 1.413% 12/20/54 (c)(i)	3,085	1,442
Series 2006-2 Class C1, 1.153% 12/20/54 (i)	2,445	1,143
Series 2006-3 Class C2, 0.713% 12/20/54 (i)	506	237
Series 2006-4:
Class B1, 0.303% 12/20/54 (i)	2,386	1,891
Class C1, 0.593% 12/20/54 (i)	1,459	682
Class M1, 0.383% 12/20/54 (i)	629	403
Series 2007-1:
Class 1C1, 0.813% 12/20/54 (i)	1,115	521
Class 1M1, 0.513% 12/20/54 (i)	754	483
Class 2C1, 1.173% 12/20/54 (i)	506	237
Class 2M1, 0.713% 12/20/54 (i)	969	620
Series 2007-2 Class 2C1, 0.6402% 12/17/54 (i)	1,341	627
Granite Mortgages Series 2003-2 Class 1A3, 0.7513% 7/20/43 (i)	2,602	2,484
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.7013% 1/20/44 (i)	194	132
Series 2004-1 Class 2A1, 0.5665% 3/20/44 (i)	4,229	4,016
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (i)	$ 13	$ 13
Class A3, 5.447% 6/12/47 (i)	2,289	2,377
JPMorgan Mortgage Trust:
Series 2004-A5 Class 2A1, 2.5513% 12/25/34 (i)	803	697
Series 2006-A2 Class 5A1, 2.9458% 11/25/33 (i)	997	909
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4284% 5/25/47 (i)	406	261
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3884% 2/25/37 (i)	833	558
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.377% 6/15/22 (c)(i)	181	175
Class C, 0.397% 6/15/22 (c)(i)	785	734
Class D, 0.407% 6/15/22 (c)(i)	301	280
Class E, 0.417% 6/15/22 (c)(i)	483	445
Class F, 0.447% 6/15/22 (c)(i)	733	667
Class G, 0.517% 6/15/22 (c)(i)	259	231
Class H, 0.537% 6/15/22 (c)(i)	362	315
Class J, 0.577% 6/15/22 (c)(i)	422	364
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (i)	5,168	5,377
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5184% 3/25/37 (i)	1,507	66
Permanent Master Issuer PLC floater Series 2007-1 Class 4A, 0.3293% 10/15/33 (i)	10,020	9,981
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.6869% 10/25/35 (i)	2,293	1,831
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5558% 7/10/35 (c)(i)	897	704
Class B6, 3.0558% 7/10/35 (c)(i)	247	182
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	662	700
Series 2004-SL3 Class A1, 7% 8/25/16	37	37
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6684% 6/25/33 (c)(i)	206	189
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (c)	170	60
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.275% 7/20/34 (i)	17	12
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.3873% 9/25/36 (i)	$ 1,475	$ 1,063
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-H Class A1, 2.7828% 6/25/34 (i)	697	660
Series 2005-AR10 Class 2A2, 2.7607% 6/25/35 (i)	645	583
Series 2005-AR12 Class 2A6, 2.7552% 7/25/35 (i)	343	303
Series 2005-AR2 Class 2A2, 2.7427% 3/25/35 (i)	1,913	1,667
Series 2005-AR3 Class 2A1, 2.7804% 3/25/35 (i)	928	820
TOTAL PRIVATE SPONSOR		78,238
U.S. Government Agency - 0.6%
Fannie Mae Series 2010-123 Class DL, 3.5% 11/25/25	3,656	3,826
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	251	271
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	831	896
Series 2004-86 Class KC, 4.5% 5/25/19	611	639
Series 2010-143 Class B, 3.5% 12/25/25	5,645	5,914
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	853	920
Series 2363 Class PF, 6% 9/15/16	1,095	1,180
Series 2425 Class JH, 6% 3/15/17	994	1,080
Series 3777 Class AC, 3.5% 12/15/25	8,930	9,562
TOTAL U.S. GOVERNMENT AGENCY		24,288
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $90,669)		102,526
Commercial Mortgage Securities - 4.6%

Asset Securitization Corp. Series 1997-D5:
Class A2, 6.8338% 2/14/43 (i)	888	918
Class A3, 6.8838% 2/14/43 (i)	958	1,009
Class A6, 7.2038% 2/14/43 (i)	1,412	1,478
Class PS1, 1.3868% 2/14/43 (i)(k)	3,404	60
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7134% 5/10/45 (i)	$ 1,350	$ 1,425
Series 2006-5 Class A3, 5.39% 9/10/47	1,683	1,740
Series 2006-6 Class A3, 5.369% 10/10/45	2,414	2,522
Series 2007-4 Class A3, 5.798% 2/10/51 (i)	1,204	1,273
Series 2006-6 Class E, 5.619% 10/10/45 (c)	697	129
Series 2007-3 Class A3, 5.6242% 6/10/49 (i)	2,016	2,112
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2004-2:
Class A3, 4.05% 11/10/38	200	202
Class A4, 4.153% 11/10/38	1,531	1,583
Series 2001-3 Class H, 6.562% 4/11/37 (c)	675	674
Series 2001-PB1:
Class J, 7.166% 5/11/35 (c)	302	300
Class K, 6.15% 5/11/35 (c)	561	555
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5172% 3/15/22 (c)(i)	518	490
Class D, 0.5672% 3/15/22 (c)(i)	525	491
Class E, 0.6072% 3/15/22 (c)(i)	434	399
Class F, 0.6772% 3/15/22 (c)(i)	277	250
Class G, 0.7372% 3/15/22 (c)(i)	179	160
Series 2006-BIX1:
Class C, 0.3872% 10/15/19 (c)(i)	515	501
Class D, 0.4172% 10/15/19 (c)(i)	947	907
Class E, 0.4472% 10/15/19 (c)(i)	878	828
Class F, 0.5172% 10/15/19 (c)(i)	1,724	1,617
Class G, 0.5372% 10/15/19 (c)(i)	609	540
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0684% 12/25/33 (c)(i)	51	36
Series 2004-1:
Class A, 0.5784% 4/25/34 (c)(i)	636	532
Class B, 2.1184% 4/25/34 (c)(i)	72	41
Class M1, 0.7784% 4/25/34 (c)(i)	57	41
Class M2, 1.4184% 4/25/34 (c)(i)	53	37
Series 2004-2:
Class A, 0.6484% 8/25/34 (c)(i)	528	431
Class M1, 0.7984% 8/25/34 (c)(i)	121	88
Series 2004-3:
Class A1, 0.5884% 1/25/35 (c)(i)	1,199	937
Class A2, 0.6384% 1/25/35 (c)(i)	172	136
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2004-3:
Class M1, 0.7184% 1/25/35 (c)(i)	$ 207	$ 144
Class M2, 1.2184% 1/25/35 (c)(i)	81	54
Series 2005-2A:
Class A1, 0.5284% 8/25/35 (c)(i)	895	700
Class M1, 0.6484% 8/25/35 (c)(i)	38	22
Class M2, 0.6984% 8/25/35 (c)(i)	63	34
Class M3, 0.7184% 8/25/35 (c)(i)	35	19
Class M4, 0.8284% 8/25/35 (c)(i)	51	25
Series 2005-3A:
Class A1, 0.5384% 11/25/35 (c)(i)	287	217
Class A2, 0.6184% 11/25/35 (c)(i)	333	253
Class M1, 0.6584% 11/25/35 (c)(i)	54	33
Class M2, 0.7084% 11/25/35 (c)(i)	68	39
Class M3, 0.7284% 11/25/35 (c)(i)	61	34
Class M4, 0.8184% 11/25/35 (c)(i)	76	37
Series 2005-4A:
Class A2, 0.6084% 1/25/36 (c)(i)	665	494
Class B1, 1.6184% 1/25/36 (c)(i)	91	18
Class M1, 0.6684% 1/25/36 (c)(i)	215	127
Class M2, 0.6884% 1/25/36 (c)(i)	102	54
Class M3, 0.7184% 1/25/36 (c)(i)	94	46
Class M4, 0.8284% 1/25/36 (c)(i)	83	37
Class M5, 0.8684% 1/25/36 (c)(i)	83	32
Class M6, 0.9184% 1/25/36 (c)(i)	88	27
Series 2006-1:
Class A2, 0.5784% 4/25/36 (c)(i)	101	75
Class M1, 0.5984% 4/25/36 (c)(i)	57	34
Class M2, 0.6184% 4/25/36 (c)(i)	61	33
Class M3, 0.6384% 4/25/36 (c)(i)	52	27
Class M4, 0.7384% 4/25/36 (c)(i)	30	14
Class M5, 0.7784% 4/25/36 (c)(i)	29	12
Class M6, 0.8584% 4/25/36 (c)(i)	57	21
Series 2006-2A:
Class A1, 0.4484% 7/25/36 (c)(i)	2,166	1,618
Class A2, 0.4984% 7/25/36 (c)(i)	91	66
Class B1, 1.0884% 7/25/36 (c)(i)	54	18
Class B3, 2.9184% 7/25/36 (c)(i)	81	23
Class M1, 0.5284% 7/25/36 (c)(i)	95	57
Class M2, 0.5484% 7/25/36 (c)(i)	106	58
Class M3, 0.5684% 7/25/36 (c)(i)	88	47
Class M4, 0.6384% 7/25/36 (c)(i)	60	31
Class M5, 0.6884% 7/25/36 (c)(i)	73	37
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2006-2A:
Class M6, 0.7584% 7/25/36 (c)(i)	$ 109	$ 42
Series 2006-3A:
Class B1, 1.0184% 10/25/36 (c)(i)	101	9
Class B2, 1.5684% 10/25/36 (c)(i)	73	3
Class B3, 2.8184% 10/25/36 (c)(i)	25	0*
Class M4, 0.6484% 10/25/36 (c)(i)	112	29
Class M5, 0.6984% 10/25/36 (c)(i)	133	27
Class M6, 0.7784% 10/25/36 (c)(i)	165	25
Series 2006-4A:
Class A1, 0.4484% 12/25/36 (c)(i)	406	288
Class A2, 0.4884% 12/25/36 (c)(i)	2,151	1,463
Class B1, 0.9184% 12/25/36 (c)(i)	91	12
Class B2, 1.4684% 12/25/36 (c)(i)	93	10
Class B3, 2.6684% 12/25/36 (c)(i)	158	10
Class M1, 0.5084% 12/25/36 (c)(i)	190	79
Class M2, 0.5284% 12/25/36 (c)(i)	126	47
Class M3, 0.5584% 12/25/36 (c)(i)	128	43
Class M4, 0.6184% 12/25/36 (c)(i)	153	43
Class M5, 0.6584% 12/25/36 (c)(i)	141	31
Class M6, 0.7384% 12/25/36 (c)(i)	126	23
Series 2007-1:
Class A2, 0.4884% 3/25/37 (c)(i)	479	311
Class B1, 0.8884% 3/25/37 (c)(i)	201	24
Class B2, 1.3684% 3/25/37 (c)(i)	145	15
Class B3, 3.5684% 3/25/37 (c)(i)	168	8
Class M1, 0.4884% 3/25/37 (c)(i)	176	65
Class M2, 0.5084% 3/25/37 (c)(i)	132	40
Class M3, 0.5384% 3/25/37 (c)(i)	118	32
Class M4, 0.5884% 3/25/37 (c)(i)	95	23
Class M5, 0.6384% 3/25/37 (c)(i)	147	28
Class M6, 0.7184% 3/25/37 (c)(i)	205	33
Series 2007-2A:
Class A1, 0.4884% 7/25/37 (c)(i)	432	299
Class A2, 0.5384% 7/25/37 (c)(i)	405	235
Class B1, 1.8184% 7/25/37 (c)(i)	166	12
Class B2, 2.4684% 7/25/37 (c)(i)	143	7
Class B3, 3.5684% 7/25/37 (c)(i)	161	4
Class M1, 0.5884% 7/25/37 (c)(i)	188	60
Class M2, 0.6284% 7/25/37 (c)(i)	102	24
Class M3, 0.7084% 7/25/37 (c)(i)	103	19
Class M4, 0.8684% 7/25/37 (c)(i)	207	30
Class M5, 0.9684% 7/25/37 (c)(i)	183	23
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2007-2A:
Class M6, 1.2184% 7/25/37 (c)(i)	$ 231	$ 23
Series 2007-3:
Class A2, 0.5084% 7/25/37 (c)(i)	377	232
Class B1, 1.1684% 7/25/37 (c)(i)	143	18
Class B2, 1.8184% 7/25/37 (c)(i)	270	25
Class B3, 4.2184% 7/25/37 (c)(i)	144	6
Class M1, 0.5284% 7/25/37 (c)(i)	128	51
Class M2, 0.5584% 7/25/37 (c)(i)	136	45
Class M3, 0.5884% 7/25/37 (c)(i)	215	59
Class M4, 0.7184% 7/25/37 (c)(i)	255	59
Class M5, 0.8184% 7/25/37 (c)(i)	176	35
Class M6, 1.0184% 7/25/37 (c)(i)	134	22
Series 2007-4A:
Class B1, 2.7684% 9/25/37 (c)(i)	222	3
Class B2, 3.6684% 9/25/37 (c)(i)	431	2
Class M1, 1.1684% 9/25/37 (c)(i)	212	25
Class M2, 1.2684% 9/25/37 (c)(i)	212	21
Class M4, 1.8184% 9/25/37 (c)(i)	413	25
Class M5, 1.9684% 9/25/37 (c)(i)	413	17
Class M6, 2.1684% 9/25/37 (c)(i)	414	10
Series 2004-1, 1.25% 4/25/34 (c)(k)	2,441	92
Series 2007-5A, 3.047% 10/25/37 (c)(i)(k)	5,907	586
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8572% 3/15/19 (c)(i)	195	185
Class J, 1.0572% 3/15/19 (c)(i)	183	154
Series 2007-BBA8:
Class D, 0.4572% 3/15/22 (c)(i)	349	327
Class E, 0.5072% 3/15/22 (c)(i)	1,818	1,683
Class F, 0.5572% 3/15/22 (c)(i)	1,115	1,013
Class G, 0.6072% 3/15/22 (c)(i)	376	333
Class H, 0.7572% 3/15/22 (c)(i)	349	302
Class J, 0.9072% 3/15/22 (c)(i)	349	282
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	190	192
Series 2004-PWR3 Class A3, 4.487% 2/11/41	431	441
Series 2007-PW17 Class A1, 5.282% 6/11/50	378	383
Series 2007-T26 Class A1, 5.145% 1/12/45	173	174
Series 2003-PWR2 Class X2, 0.5275% 5/11/39 (c)(i)(k)	8,518	0*
Series 2003-T12 Class X2, 0.4789% 8/13/39 (c)(i)(k)	31,076	15
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2006-PW14 Class X2, 0.6524% 12/11/38 (c)(i)(k)	$ 13,759	$ 194
Series 2007-PW16:
Class B, 5.7154% 6/11/40 (c)(i)	193	95
Class C, 5.7154% 6/11/40 (c)(i)	161	63
Class D, 5.7154% 6/11/40 (c)(i)	161	57
Series 2007-PW18 Class X2, 0.3152% 6/11/50 (c)(i)(k)	105,250	1,104
Series 2007-T28:
Class A1, 5.422% 9/11/42	13	13
Class X2, 0.1654% 9/11/42 (c)(i)(k)	51,855	345
C-BASS Trust floater Series 2006-SC1 Class A, 0.4884% 5/25/36 (c)(i)	354	251
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (c)	1,418	1,482
Class XCL, 2.2784% 5/15/35 (c)(i)(k)	8,084	151
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5202% 8/15/21 (c)(i)	431	425
Class G, 0.5402% 8/15/21 (c)(i)	273	264
Class H, 0.5802% 8/15/21 (c)(i)	218	201
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (c)	1,807	1,767
Series 2007-C6 Class A1, 5.622% 12/10/49 (i)	3,031	3,026
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A2A, 5.237% 12/11/49	404	404
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,175	1,211
Class C, 5.476% 12/11/49	2,273	455
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8158% 5/15/46 (i)	1,207	1,284
Series 2006-C1 Class B, 5.359% 8/15/48	3,621	724
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4372% 4/15/17 (c)(i)	4,464	4,311
Class C, 0.4772% 4/15/17 (c)(i)	971	938
Class D, 0.5172% 4/15/17 (c)(i)	428	411
Class E, 0.5772% 4/15/17 (c)(i)	136	128
Class F, 0.6172% 4/15/17 (c)(i)	78	70
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
floater: - continued
Series 2005-F10A:
Class G, 0.7572% 4/15/17 (c)(i)	$ 78	$ 70
Class H, 0.8272% 4/15/17 (c)(i)	78	70
Class J, 1.0572% 4/15/17 (c)(i)	59	50
Series 2005-FL11:
Class C, 0.5072% 11/15/17 (c)(i)	921	875
Class D, 0.5472% 11/15/17 (c)(i)	48	45
Class E, 0.5972% 11/15/17 (c)(i)	170	158
Class F, 0.6572% 11/15/17 (c)(i)	84	76
Class G, 0.7072% 11/15/17 (c)(i)	58	51
Series 2006-FL12 Class AJ, 0.3372% 12/15/20 (c)(i)	1,720	1,574
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (i)	12	12
Series 2006-C8 Class A3, 5.31% 12/10/46	3,439	3,599
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (c)	2,080	2,068
Class AJFX, 5.478% 2/5/19 (c)	2,590	2,609
Series 2006-C8 Class XP, 0.469% 12/10/46 (i)(k)	12,864	140
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (i)	2,414	2,543
Series 2007-C3:
Class A2, 5.702% 6/15/39 (i)	2,164	2,194
Class A4, 5.702% 6/15/39 (i)	726	758
Series 2006-C4 Class AAB, 5.439% 9/15/39	3,378	3,463
Series 2006-C5 Class ASP, 0.6723% 12/15/39 (i)(k)	8,953	129
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5572% 4/15/22 (c)(i)	4,306	3,100
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	1,207	1,207
Series 2002-CP5 Class A1, 4.106% 12/15/35	47	47
Series 2004-C1:
Class A3, 4.321% 1/15/37	123	123
Class A4, 4.75% 1/15/37	562	588
Series 2001-CK6 Class AX, 0.837% 8/15/36 (i)(k)	1,419	2
Series 2001-CKN5 Class AX, 1.9481% 9/15/34 (c)(i)(k)	2,426	1
Series 2003-C4 Class A4, 5.137% 8/15/36	3,980	4,177
Series 2006-C1 Class A3, 5.422% 2/15/39 (i)	2,238	2,346
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3572% 2/15/22 (c)(i)	$ 457	$ 398
Class C:
0.3772% 2/15/22 (c)(i)	840	714
0.4772% 2/15/22 (c)(i)	300	240
Class F, 0.5272% 2/15/22 (c)(i)	600	468
Series 2007-C1:
Class ASP, 0.406% 2/15/40 (i)(k)	18,854	177
Class B, 5.487% 2/15/40 (c)(i)	1,845	277
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	42	42
Class G, 6.936% 3/15/33 (c)	794	784
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	6,367	6,631
Series 2001-1 Class X1, 1.1681% 5/15/33 (c)(i)(k)	1,857	11
Series 2007-C1 Class XP, 0.193% 12/10/49 (i)(k)	22,483	97
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A2, 5.471% 5/10/40 (i)	2,050	2,183
Series 2004-C3 Class X2, 0.5803% 12/10/41 (i)(k)	14,891	25
Series 2005-C1 Class X2, 0.554% 5/10/43 (i)(k)	4,406	20
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3956% 11/5/21 (c)(i)	454	442
sequential payer Series 2007-GG11 Class A2, 5.597% 12/10/49	2,414	2,486
Series 2005-GG3 Class XP, 0.6673% 8/10/42 (c)(i)(k)	15,410	53
Series 2006-GG7 Class A3, 5.881% 7/10/38 (i)	1,591	1,670
Series 2007-GG11 Class A1, 0.2902% 12/10/49 (c)(i)(k)	26,923	199
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.5751% 6/6/20 (c)(i)	274	253
Class F, 0.6451% 6/6/20 (c)(i)	376	343
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (c)(i)	1,355	1,302
Class D, 2.3636% 3/6/20 (c)(i)	2,650	2,546
Class F, 2.8433% 3/6/20 (c)(i)	112	108
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II: - continued
floater: - continued
Series 2007-EOP:
Class G, 3.0177% 3/6/20 (c)(i)	$ 56	$ 54
Class H, 3.5846% 3/6/20 (c)(i)	44	43
Class J, 4.4568% 3/6/20 (c)(i)	63	62
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	2,840	2,868
Series 2005-GG4 Class XP, 0.7109% 7/10/39 (c)(i)(k)	19,901	111
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	1,377	1,376
Series 2007-GG10 Class A2, 5.778% 8/10/45	553	563
JP Morgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	9,620	9,682
Class A3, 5.42% 1/15/49	3,322	3,518
Series 2005-CB13 Class E, 5.348% 1/12/43 (c)(i)	611	43
Series 2005-LDP4 Class X2, 0.2086% 10/15/42 (i)(k)	485,168	1,139
Series 2007-LDP10 Class ES, 5.5379% 1/15/49 (c)(i)	624	44
JP Morgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (c)	144	144
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2003-C1 Class A2, 4.985% 1/12/37	2,090	2,165
Series 2003-CB7 Class A4, 4.879% 1/12/38 (i)	1,722	1,808
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.3772% 11/15/18 (c)(i)	778	716
Class C, 0.4172% 11/15/18 (c)(i)	553	503
Class D, 0.4372% 11/15/18 (c)(i)	187	168
Class E, 0.4872% 11/15/18 (c)(i)	202	180
Class F, 0.5372% 11/15/18 (c)(i)	303	264
Class G, 0.5672% 11/15/18 (c)(i)	263	221
Class H, 0.7072% 11/15/18 (c)(i)	202	162
sequential payer:
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (i)	493	503
Series 2007-LD11 Class A2, 5.8019% 6/15/49 (i)	5,575	5,667
Series 2006-CB17 Class A3, 5.45% 12/12/43	344	347
Series 2007-CB19:
Class B, 5.7415% 2/12/49 (i)	103	46
Class C, 5.7415% 2/12/49 (i)	270	110
Class D, 5.7415% 2/12/49 (i)	284	97
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class D, 6.98% 2/18/30	$ 269	$ 274
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	173	175
Series 2006-C7 Class A2, 5.3% 11/15/38	1,115	1,121
Series 2007-C1:
Class A1, 5.391% 2/15/40 (i)	27	27
Class A4, 5.424% 2/15/40	156	166
Series 2007-C2 Class A3, 5.43% 2/15/40	582	608
Series 2001-C3 Class B, 6.512% 6/15/36	420	421
Series 2001-C7 Class D, 6.514% 11/15/33	1,328	1,329
Series 2005-C3 Class XCP, 0.78% 7/15/40 (i)(k)	2,746	13
Series 2006-C6 Class XCP, 0.6735% 9/15/39 (i)(k)	5,562	74
Series 2007-C1 Class XCP, 0.472% 2/15/40 (i)(k)	2,073	21
Series 2007-C7 Class XCP, 0.2822% 9/15/45 (i)(k)	90,575	772
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4372% 9/15/21 (c)(i)	387	343
Class E, 0.4972% 9/15/21 (c)(i)	1,395	1,220
Class F, 0.5472% 9/15/21 (c)(i)	515	446
Class G, 0.5672% 9/15/21 (c)(i)	1,017	845
Class H, 0.6072% 9/15/21 (c)(i)	263	208
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A3, 5.2203% 11/12/37 (i)	946	957
Series 2005-LC1 Class F, 5.3796% 1/12/44 (c)(i)	1,050	535
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3058% 12/12/49 (i)	506	493
sequential payer:
Series 2006-1 CLass A3, 5.4804% 2/12/39 (i)	1,284	1,308
Series 2006-4 Class ASB, 5.133% 12/12/49 (i)	1,037	1,092
Series 2007-5:
Class A3, 5.364% 8/12/48	471	478
Class A4, 5.378% 8/12/48	48	49
Class B, 5.479% 8/12/48	3,621	1,469
Series 2007-6 Class A1, 5.175% 3/12/51	16	16
Series 2007-8 Class A1, 4.622% 8/12/49	54	54
Series 2007-9 Class A4, 5.7% 9/12/49	315	328
Series 2006-4 Class XP, 0.6205% 12/12/49 (i)(k)	18,872	357
Series 2007-6 Class B, 5.635% 3/12/51 (i)	1,207	543
Series 2007-7 Class B, 5.7436% 6/12/50 (i)	105	28
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.407% 7/15/19 (c)(i)	$ 161	$ 97
Series 2007-XCLA Class A1, 0.408% 7/17/17 (c)(i)	294	267
Series 2007-XLFA:
Class C, 0.368% 10/15/20 (c)(i)	693	626
Class D, 0.398% 10/15/20 (c)(i)	300	268
Class E, 0.458% 10/15/20 (c)(i)	376	332
Class F, 0.508% 10/15/20 (c)(i)	225	188
Class G, 0.548% 10/15/20 (c)(i)	279	218
Class H, 0.638% 10/15/20 (c)(i)	176	127
Class J, 0.788% 10/15/20 (c)(i)	200	120
Class MHRO, 0.898% 10/15/20 (c)(i)	409	344
Class MJPM, 1.208% 10/15/20 (c)(i)	19	18
Class NHRO, 1.098% 10/15/20 (c)(i)	619	495
sequential payer:
Series 2003-IQ4 Class A2, 4.07% 5/15/40	1,481	1,525
Series 2003-IQ5 Class X2, 0.9017% 4/15/38 (c)(i)(k)	3,196	0*
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,676	1,690
Series 2007-IQ13 Class A1, 5.05% 3/15/44	137	137
Series 2007-T25 Class A1, 5.391% 11/12/49	132	132
Series 2003-IQ6 Class X2, 0.5881% 12/15/41 (c)(i)(k)	7,142	11
Series 2005-IQ9 Class X2, 1.0893% 7/15/56 (c)(i)(k)	10,743	51
Series 2006-HQ10 Class X2, 0.4923% 11/12/41 (c)(i)(k)	7,033	45
Series 2006-HQ8 Class A3, 5.4704% 3/12/44 (i)	711	715
Series 2006-T23 Class A3, 5.8184% 8/12/41 (i)	616	657
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	1,780	1,871
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (c)	931	999
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	85	85
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4072% 1/15/18 (c)(i)	575	552
Series 2006-WL7A:
Class A1, 0.2765% 9/15/21 (c)(i)	3,922	3,783
Class E, 0.4902% 9/15/21 (c)(i)	867	770
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
floater: - continued
Series 2006-WL7A:
Class F, 0.5502% 9/15/21 (c)(i)	$ 846	$ 743
Class G, 0.5702% 9/15/21 (c)(i)	801	672
Class J, 0.8072% 9/15/21 (c)(i)	178	127
Series 2007-WHL8:
Class AP1, 0.9072% 6/15/20 (c)(i)	99	89
Class AP2, 1.0072% 6/15/20 (c)(i)	165	145
Class F, 0.6872% 6/15/20 (c)(i)	2,422	1,574
Class LXR1, 0.9072% 6/15/20 (c)(i)	148	119
sequential payer:
Series 2006-C27 Class A2, 5.624% 7/15/45	31	31
Series 2006-C29 Class A3, 5.313% 11/15/48	3,206	3,402
Series 2007-C30:
Class A3, 5.246% 12/15/43	1,036	1,050
Class A4, 5.305% 12/15/43	355	365
Class A5, 5.342% 12/15/43	1,291	1,344
Series 2007-C32:
Class A2, 5.7378% 6/15/49 (i)	1,304	1,317
Class A3, 5.7428% 6/15/49 (i)	2,049	2,155
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (c)(i)	928	930
Class 180B, 5.3979% 10/15/41 (c)(i)	422	422
Series 2005-C22 Class F, 5.3592% 12/15/44 (c)(i)	2,013	893
Series 2007-C30:
Class C, 5.483% 12/15/43 (i)	3,621	1,793
Class XP, 0.4412% 12/15/43 (c)(i)(k)	12,896	130
Series 2007-C31 Class C, 5.6883% 4/15/47 (i)	332	158
Series 2007-C31A Class A2, 5.421% 4/15/47	4,953	5,153
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.8992% 2/15/51 (i)	799	860
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $163,849)		200,262
Municipal Securities - 0.4%
	Principal Amount (000s)	Value (000s)
California Gen. Oblig. 5.25% 4/1/14	$ 9,000	$ 9,776
Illinois Gen. Oblig.:
Series 2010, 3.321% 1/1/13	6,094	6,208
Series 2011, 5.877% 3/1/19	620	663
TOTAL MUNICIPAL SECURITIES (Cost $15,740)		16,647
Foreign Government and Government Agency Obligations - 1.2%

Chilean Republic 7.125% 1/11/12	3,362	3,436
New Brunswick Province 2.75% 6/15/18	8,700	9,076
Ontario Province 2.3% 5/10/16	36,000	37,483
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $48,009)		49,995
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $253)	267	283
Bank Notes - 0.3%

National City Bank, Cleveland 0.3539% 3/1/13 (i)	12,421	12,360
Wachovia Bank NA 6% 11/15/17	1,725	1,941
TOTAL BANK NOTES (Cost $13,613)		14,301
Fixed-Income Funds - 0.9%
	Shares
Fidelity Specialized High Income Central Fund (j) (Cost $40,417)	407,103	40,165
Preferred Securities - 0.0%
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (d)(i) (Cost $627)	$ 1,362	$ 1,162
Cash Equivalents - 1.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.07%, dated 8/31/11 due 9/1/11 (Collateralized by U.S. Government Obligations) # (Cost $46,709)	$ 46,709	46,709
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $4,088,205)		4,343,877
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,673)
NET ASSETS - 100%		$ 4,341,204
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $176,000) (h)

	Sept. 2037	$ 479	$ (452)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (g)	August 2034	387	(215)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-Ca) (g)	Oct. 2034	461	(192)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (g)	Dec. 2034	1,282	(1,249)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ca) (g)	April 2032	184	(108)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (g)	Feb. 2034	4	(4)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-Ca) (g)

	Oct. 2034	$ 508	$ (192)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (g)	Sept. 2034	179	(135)
		$ 3,484	$ (2,547)
Legend
(a) Non-income producing - Security is in default.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $412,150,000 or 9.5% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $4,459,000.

(g) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(h) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$46,709,000 due 9/01/11 at 0.07%
Barclays Capital, Inc.	$ 11,124
HSBC Securities (USA), Inc.	16,656
ING Financial Markets LLC	191
Mizuho Securities USA, Inc.	18,738
$ 46,709
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Corporate Bond 1-10 Year Central Fund	$ 1,680
Fidelity Specialized High Income Central Fund	3,198
Total	$ 4,878
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 135,609	$ -	$ 134,687*	$ -	0.0%
Fidelity Specialized High Income Central Fund	45,200	3,199	8,713	40,165	9.6%
Total	$ 180,809	$ 3,199	$ 143,400	$ 40,165
* Includes the value of shares redeemed through in-kind transactions. See Note 7 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,462,092	$ -	$ 1,462,092	$ -
U.S. Government and Government Agency Obligations	1,772,225	-	1,772,225	-
U.S. Government Agency - Mortgage Securities	292,990	-	292,990	-
Asset-Backed Securities	344,520	-	333,080	11,440
Collateralized Mortgage Obligations	102,526	-	102,023	503
Commercial Mortgage Securities	200,262	-	177,390	22,872
Municipal Securities	16,647	-	16,647	-
Foreign Government and Government Agency Obligations	49,995	-	49,995	-
Supranational Obligations	283	-	283	-
Bank Notes	14,301	-	14,301	-
Fixed-Income Funds	40,165	40,165	-	-
Preferred Securities	1,162	-	1,162	-
Cash Equivalents	46,709	-	46,709	-
Total Investments in Securities:	$ 4,343,877	$ 40,165	$ 4,268,897	$ 34,815
Derivative Instruments:
Liabilities
Swap Agreements	$ (2,547)	$ -	$ (452)	$ (2,095)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 43,868
Total Realized Gain (Loss)	(1,581)
Total Unrealized Gain (Loss)	9,057
Cost of Purchases	83
Proceeds of Sales	(9,566)
Amortization/Accretion	1,500
Transfers in to Level 3	9,225
Transfers out of Level 3	(17,771)
Ending Balance	$ 34,815
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ 8,711
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (2,523)
Total Unrealized Gain (Loss)	428
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (2,095)
Realized gain (loss) on Swap Agreements for the period	$ (95)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at August 31, 2011	$ 428

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 7 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (2,547)
Total Value of Derivatives	$ -	$ (2,547)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Income Tax Information

At August 31, 2011, the Fund had a capital loss carryforward of approximately $141,847,000 of which $110,847,000 and $31,000,000 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2011

Assets
Investment in securities, at value (including repurchase agreements of $46,709) - See accompanying schedule: Unaffiliated issuers (cost $4,047,788)	$ 4,303,712
Fidelity Central Funds (cost $40,417)	40,165
Total Investments (cost $4,088,205)		$ 4,343,877
Cash		1
Receivable for investments sold		107,439
Receivable for swap agreements		7
Receivable for fund shares sold		4,600
Interest receivable		29,326
Other receivables		128
Total assets		4,485,378

Liabilities
Payable for investments purchased Regular delivery	$ 133,490
Delayed delivery	3,087
Payable for swap agreements	6
Payable for fund shares redeemed	2,910
Distributions payable	372
Swap agreements, at value	2,547
Accrued management fee	1,142
Other affiliated payables	492
Other payables and accrued expenses	128
Total liabilities		144,174

Net Assets		$ 4,341,204
Net Assets consist of:
Paid in capital		$ 4,321,767
Undistributed net investment income		19,570
Accumulated undistributed net realized gain (loss) on investments		(253,295)
Net unrealized appreciation (depreciation) on investments		253,162
Net Assets, for 398,697 shares outstanding		$ 4,341,204
Net Asset Value, offering price and redemption price per share ($4,341,204 ÷ 398,697 shares)		$ 10.89

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2011

Investment Income
Dividends		$ 226
Interest		162,113
Income from Fidelity Central Funds		4,878
Total income		167,217

Expenses
Management fee	$ 14,064
Transfer agent fees	4,462
Fund wide operations fee	1,530
Independent trustees' compensation	17
Miscellaneous	16
Total expenses		20,089
Net investment income (loss)		147,128
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	104,775
Fidelity Central Funds	10,496
Swap agreements	(193)
Total net realized gain (loss)		115,078
Change in net unrealized appreciation (depreciation) on: Investment securities	(72,465)
Swap agreements	514
Total change in net unrealized appreciation (depreciation)		(71,951)
Net gain (loss)		43,127
Net increase (decrease) in net assets resulting from operations		$ 190,255

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2011	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 147,128	$ 183,308
Net realized gain (loss)	115,078	184,456
Change in net unrealized appreciation (depreciation)	(71,951)	125,838
Net increase (decrease) in net assets resulting from operations	190,255	493,602
Distributions to shareholders from net investment income	(135,664)	(172,198)
Distributions to shareholders from net realized gain	(5,394)	(8,621)
Total distributions	(141,058)	(180,819)
Share transactions Proceeds from sales of shares	1,054,367	1,604,830
Reinvestment of distributions	136,009	174,832
Cost of shares redeemed	(1,729,458)	(1,441,585)
Net increase (decrease) in net assets resulting from share transactions	(539,082)	338,077
Total increase (decrease) in net assets	(489,885)	650,860

Net Assets
Beginning of period	4,831,089	4,180,229
End of period (including undistributed net investment income of $19,570 and undistributed net investment income of $23,035, respectively)	$ 4,341,204	$ 4,831,089
Other Information Shares
Sold	98,608	155,324
Issued in reinvestment of distributions	12,714	16,891
Redeemed	(162,394)	(139,684)
Net increase (decrease)	(51,072)	32,531

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.74	$ 10.02	$ 9.85	$ 10.12	$ 10.24
Income from Investment Operations
Net investment income (loss)B	.352	.422	.449	.483	.501
Net realized and unrealized gain (loss)	.134	.715	.205	(.278)	(.134)
Total from investment operations	.486	1.137	.654	.205	.367
Distributions from net investment income	(.324)	(.397)	(.454)	(.475)	(.475)
Distributions from net realized gain	(.012)	(.020)	(.030)	-	(.012)
Total distributions	(.336)	(.417)	(.484)	(.475)	(.487)
Net asset value, end of period	$ 10.89	$ 10.74	$ 10.02	$ 9.85	$ 10.12
Total ReturnA	4.63%	11.59%	7.13%	2.03%	3.63%
Ratios to Average Net AssetsC,E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.44%	.44%
Net investment income (loss)	3.30%	4.08%	4.80%	4.79%	4.89%
Supplemental Data
Net assets, end of period (in millions)	$ 4,341	$ 4,831	$ 4,180	$ 6,886	$ 8,300
Portfolio turnover rateD	102% F	115%F	66%F	80%	94%F

A Total returns would have been lower if certain expenses had not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2011

(Amounts in thousands except ratios)

1. Organization.

Fidelity Intermediate Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. In September 2011 the Board of Trustees approved a change in the name of Fidelity Fixed-Income Trust to Fidelity Salem Street Trust effective October 14, 2011.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm are available on the SEC web site or upon request.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, swap agreements, prior period premium and discount on debt securities, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 182,534
Gross unrealized depreciation	(15,812)
Net unrealized appreciation (depreciation) on securities and other investments	$ 166,722

Tax Cost	$ 4,177,155

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (141,847)
Net unrealized appreciation (depreciation)	$ 164,212

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be August 31, 2012.

The tax character of distributions paid was as follows:

	August 31, 2011	August 31, 2010
Ordinary Income	$ 141,058	$ 180,819

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Annual Report

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (193)	$ 514
Totals (a)	$ (193)	$ 514

(a) A summary of the value of derivatives by risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include credit risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

Annual Report

5. Derivative Instruments - continued

Credit Default Swaps - continued

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $3,484 representing .08% of net assets.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and in-kind transactions, aggregated $817,387 and $953,416, respectively.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee.Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

Exchange In-Kind. During the period, the Fund redeemed in-kind 1,242 shares of Fidelity Corporate Bond 1-10 Year Central Fund ("1-10 Year"), a Fidelity Central Fund in which the Fund invested, valued at $134,687 in exchange for cash and securities, including accrued interest. Realized gain (loss) of $10,343 on the Fund's redemption of 1-10 Year shares is included in the accompanying Statement of Operations as "Realized gain (loss) on Fidelity Central Funds." Because 1-10 Year was a partnership for federal income tax purposes, the redemption generally was tax free to the Fund.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $1.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust (formerly known as Fidelity Fixed-Income Trust) and Shareholders of Fidelity Intermediate Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Intermediate Bond Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of August 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2011, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Intermediate Bond Fund as of August 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 19, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 424 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 25.58% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $72,607,368 of distributions paid during the period January 1, 2011 to August 31, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

IBF-UANN-1011
1.784721.109

Fidelity®
Investment Grade Bond
Fund

Annual Report

August 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2011	Past 1 year	Past 5 years	Past 10 years
Fidelity® Investment Grade Bond Fund	5.97%	5.38%	5.21%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Investment Grade Bond Fund, a class of the fund, on August 31, 2001. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Against the backdrop of ultra-low interest rates and heightened volatility, U.S. taxable investment-grade bonds generated moderate gains for the year ending August 31, 2011, as evidenced by the 4.62% advance of the Barclays Capital® U.S. Aggregate Bond Index. Among the sectors that comprise the index, the best performers were on the riskier end of the spectrum, bolstered by improving economic data. Buoyed by a strong first half, commercial mortgage-backed securities (CMBS) fared best, gaining 5.94% amid continued modest improvement in commercial real estate fundamentals. Investment-grade corporate bonds rose 4.98%, due in large part to increased corporate profitability, high cash balances, reduced debt levels and improved credit conditions. Residential mortgage-backed securities also rose 4.98%, supported by a combination of slower-than-expected prepayments and strong demand from investors seeking higher-yielding alternatives to government bonds. Meanwhile, U.S. Treasury bonds gained 4.17%. After underperforming in the first half, when economic data was strong, Treasuries performed exceedingly well in the second half, when the economy weakened, sovereign debt woes in Europe worsened, Congress wrangled over raising the federal debt ceiling and Standard & Poor's downgraded the long-term sovereign credit rating of the United States. U.S. Government agency securities returned 3.04%.

Comments from Jeffrey Moore, Portfolio Manager of Fidelity® Investment Grade Bond Fund: For the year ending August 31, 2011, the fund's Retail Class shares gained 5.97%, well ahead of the Barclays Capital® U.S. Aggregate Bond Index. The key to good performance during such a volatile year was an ability to find and quickly take advantage of fleeting value in the marketplace. Fortunately, Fidelity's research team and I were able to do this. Early on, for example, our more-cautious outlook led us to sell some higher-risk assets and use the proceeds to buy U.S. Treasury debt, including an out-of-benchmark stake in Treasury Inflation-Protected Securities (TIPS). These purchases worked out very well. Another positive was very good selection of residential mortgage bonds, which made up for an unhelpful decision to underweight agency mortgage securities. Favorable positioning among commercial mortgage-backed securities (CMBS) and corporate bonds also contributed. One modest negative was having almost no exposure to sovereign and supranational debt, a small portion of the benchmark that fared relatively well. The fund also suffered from being mostly unrepresented in local authority bonds, which gained ground.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Class A	.77%
Actual		$ 1,000.00	$ 1,048.00	$ 3.97
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class T	.81%
Actual		$ 1,000.00	$ 1,047.80	$ 4.18
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 4.13
Class B	1.50%
Actual		$ 1,000.00	$ 1,045.50	$ 7.73
HypotheticalA		$ 1,000.00	$ 1,017.64	$ 7.63
Class C	1.51%
Actual		$ 1,000.00	$ 1,044.00	$ 7.78
HypotheticalA		$ 1,000.00	$ 1,017.59	$ 7.68
Investment Grade Bond	.45%
Actual		$ 1,000.00	$ 1,051.00	$ 2.33
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.48%
Actual		$ 1,000.00	$ 1,049.40	$ 2.48
HypotheticalA		$ 1,000.00	$ 1,022.79	$ 2.45

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2011	As of February 28, 2011
U.S. Government and U.S. Government Agency Obligations 81.3%	U.S. Government and U.S. Government Agency Obligations 78.3%
AAA 5.5%	AAA 6.0%
AA 3.1%	AA 2.5%
A 6.5%	A 7.2%
BBB 13.2%	BBB 12.5%
BB and Below 6.0%	BB and Below 5.0%
Not Rated 0.1%	Not Rated 0.1%
Short-Term Investments and Net Other Assets† (15.7)%	Short-Term Investments and Net Other Assets† (11.6)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Weighted Average Maturity as of August 31, 2011
6 months ago
Years	6.2	6.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2011
6 months ago
Years	4.8	5.0

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2011*		As of February 28, 2011**
	Corporate Bonds 23.3%		Corporate Bonds 22.5%
	U.S. Government and U.S. Government Agency Obligations 81.3%		U.S. Government and U.S. Government Agency Obligations 78.3%
	Asset-Backed Securities 1.1%		Asset-Backed Securities 1.6%
	CMOs and Other Mortgage Related Securities 9.6%		CMOs and Other Mortgage Related Securities 8.7%
	Municipal Bonds 0.2%		Municipal Bonds 0.3%
	Other Investments 0.2%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets† (15.7)%		Short-Term Investments and Net Other Assets† (11.6)%
* Foreign investments	3.1%	** Foreign investments	3.7%
* Futures and Swaps	(0.1)%	** Futures and Swaps	(0.6)%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity, as applicable.

Annual Report

Investments August 31, 2011

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.1%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.6%
Household Durables - 0.1%
Fortune Brands, Inc.:
5.375% 1/15/16	$ 470	$ 521
5.875% 1/15/36	3,062	3,126
6.375% 6/15/14	2,462	2,748
		6,395
Media - 1.5%
Comcast Corp.:
5.7% 5/15/18	6,385	7,395
6.55% 7/1/39	4,789	5,459
Discovery Communications LLC:
3.7% 6/1/15	3,783	4,041
6.35% 6/1/40	3,458	3,893
Liberty Media Corp. 8.25% 2/1/30	2,435	2,380
NBCUniversal Media LLC:
3.65% 4/30/15	4,134	4,386
5.15% 4/30/20	5,465	6,053
6.4% 4/30/40	5,000	5,649
News America Holdings, Inc. 7.75% 12/1/45	2,832	3,335
News America, Inc. 6.15% 2/15/41	2,746	2,863
Time Warner Cable, Inc.:
5.85% 5/1/17	12,691	14,301
6.75% 7/1/18	5,587	6,574
Time Warner, Inc. 6.2% 3/15/40	5,000	5,361
		71,690
TOTAL CONSUMER DISCRETIONARY		78,085
CONSUMER STAPLES - 0.9%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (e)	5,189	5,743
Food & Staples Retailing - 0.0%
CVS Caremark Corp. 4.125% 5/15/21	1,703	1,725
Food Products - 0.1%
Kraft Foods, Inc. 6.5% 8/11/17	4,718	5,698
Tobacco - 0.7%
Altria Group, Inc.:
9.25% 8/6/19	5,257	6,939
9.7% 11/10/18	5,570	7,355
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.:
6.75% 6/15/17	$ 7,156	$ 8,425
7.25% 6/15/37	9,654	10,754
		33,473
TOTAL CONSUMER STAPLES		46,639
ENERGY - 1.9%
Energy Equipment & Services - 0.2%
DCP Midstream LLC 5.35% 3/15/20 (e)	4,973	5,478
El Paso Pipeline Partners Operating Co. LLC 4.1% 11/15/15	6,122	6,443
Weatherford International Ltd. 5.15% 3/15/13	976	1,028
		12,949
Oil, Gas & Consumable Fuels - 1.7%
Anadarko Petroleum Corp. 6.375% 9/15/17	9,817	11,329
Kaneb Pipe Line Operations Participation LP 7.75% 2/15/12	6,497	6,667
Marathon Petroleum Corp. 5.125% 3/1/21 (e)	3,437	3,665
Nakilat, Inc. 6.067% 12/31/33 (e)	2,634	2,845
Nexen, Inc. 6.4% 5/15/37	8,585	8,809
Petro-Canada 6.05% 5/15/18	1,963	2,274
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	5,695	5,838
5.75% 1/20/20	17,057	18,505
Petroleos Mexicanos 5.5% 1/21/21 (e)	4,619	5,023
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (e)	2,794	2,892
5.5% 9/30/14 (e)	3,906	4,306
6.75% 9/30/19 (e)	2,556	3,067
Spectra Energy Partners, LP:
2.95% 6/15/16	860	884
4.6% 6/15/21	1,124	1,161
Western Gas Partners LP 5.375% 6/1/21	4,907	5,167
		82,432
TOTAL ENERGY		95,381
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - 12.0%
Capital Markets - 1.8%
Goldman Sachs Group, Inc.:
5.25% 7/27/21	$ 9,160	$ 9,275
5.95% 1/18/18	4,817	5,121
6.75% 10/1/37	4,560	4,317
Janus Capital Group, Inc. 5.875% 9/15/11 (c)	2,730	2,732
JPMorgan Chase Capital XVII 5.85% 8/1/35	1,820	1,778
JPMorgan Chase Capital XX 6.55% 9/29/36	7,448	7,398
Lazard Group LLC:
6.85% 6/15/17	2,464	2,771
7.125% 5/15/15	7,737	8,724
Morgan Stanley:
4.1% 1/26/15	5,004	4,978
4.75% 4/1/14	1,376	1,395
5.45% 1/9/17	5,100	5,226
5.5% 7/28/21	4,490	4,478
6% 5/13/14	5,474	5,746
6.625% 4/1/18	7,981	8,544
7.3% 5/13/19	4,777	5,330
Northern Trust Corp. 3.375% 8/23/21	1,157	1,155
UBS AG Stamford Branch 3.875% 1/15/15	8,300	8,607
		87,575
Commercial Banks - 2.4%
Bank of America NA 5.3% 3/15/17	7,041	6,887
BB&T Capital Trust IV 6.82% 6/12/77 (l)	583	584
Credit Suisse (Guernsey) Ltd. 5.86% (f)(l)	6,365	5,506
Credit Suisse New York Branch 6% 2/15/18	8,405	8,850
DBS Bank Ltd. (Singapore) 0.5101% 5/16/17 (e)(l)	1,517	1,495
Discover Bank:
7% 4/15/20	2,536	2,757
8.7% 11/18/19	5,944	6,998
Export-Import Bank of Korea 5.25% 2/10/14 (e)	3,402	3,625
Fifth Third Bancorp:
3.625% 1/25/16	3,326	3,370
4.5% 6/1/18	2,054	2,050
8.25% 3/1/38	2,385	2,696
Fifth Third Bank 4.75% 2/1/15	949	1,013
Fifth Third Capital Trust IV 6.5% 4/15/67 (l)	3,533	3,277
HBOS PLC 6.75% 5/21/18 (e)	3,056	2,825
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,827
JPMorgan Chase Bank 6% 10/1/17	5,986	6,705
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
KeyBank NA:
5.45% 3/3/16	$ 2,190	$ 2,374
5.8% 7/1/14	4,173	4,558
6.95% 2/1/28	1,344	1,499
KeyCorp. 5.1% 3/24/21	2,442	2,498
Korea Development Bank 5.75% 9/10/13	3,220	3,470
Manufacturers & Traders Trust Co. 1.7458% 4/1/13 (l)	572	571
Marshall & Ilsley Bank:
4.85% 6/16/15	2,284	2,497
5% 1/17/17	6,464	6,945
5.25% 9/4/12	1,692	1,740
6.375% 9/1/11	6,820	6,820
Regions Bank:
6.45% 6/26/37	8,147	6,945
7.5% 5/15/18	3,713	3,620
Regions Financial Corp.:
5.75% 6/15/15	1,094	1,034
7.75% 11/10/14	4,705	4,670
SunTrust Banks, Inc. 3.6% 4/15/16	4,164	4,180
Wachovia Corp. 4.875% 2/15/14	4,283	4,520
		118,406
Consumer Finance - 0.2%
Discover Financial Services 10.25% 7/15/19	3,781	4,879
SLM Corp.:
0.483% 10/25/11 (l)	1,848	1,844
0.553% 1/27/14 (l)	1,055	951
5% 10/1/13	391	393
		8,067
Diversified Financial Services - 2.1%
Bank of America Corp. 5.75% 12/1/17	13,408	13,928
BP Capital Markets PLC:
3.125% 10/1/15	5,742	6,006
3.625% 5/8/14	5,058	5,334
4.742% 3/11/21	4,290	4,694
Capital One Capital V 10.25% 8/15/39	2,114	2,195
Citigroup, Inc.:
3.953% 6/15/16	4,945	5,050
5.5% 4/11/13	20,020	20,857
6.125% 5/15/18	9,472	10,332
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.: - continued
6.5% 8/19/13	$ 1,317	$ 1,401
JPMorgan Chase & Co. 4.95% 3/25/20	8,888	9,470
Prime Property Funding, Inc.:
5.125% 6/1/15 (e)	6,741	7,146
5.35% 4/15/12 (e)	1,530	1,558
5.5% 1/15/14 (e)	4,505	4,814
TECO Finance, Inc.:
4% 3/15/16	1,439	1,539
5.15% 3/15/20	2,067	2,303
ZFS Finance USA Trust II 6.45% 12/15/65 (e)(l)	3,532	3,461
ZFS Finance USA Trust IV 5.875% 5/9/62 (e)(l)	1,161	1,092
ZFS Finance USA Trust V 6.5% 5/9/67 (e)(l)	2,033	1,942
		103,122
Insurance - 1.8%
Aon Corp.:
3.125% 5/27/16	4,240	4,243
3.5% 9/30/15	2,336	2,423
5% 9/30/20	2,730	2,935
6.25% 9/30/40	1,748	1,925
Assurant, Inc. 5.625% 2/15/14	4,022	4,268
Axis Capital Holdings Ltd. 5.75% 12/1/14	6,279	6,843
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (e)(l)	10,398	9,904
Liberty Mutual Group, Inc.:
5% 6/1/21 (e)	4,901	4,777
6.7% 8/15/16 (e)	7,459	8,190
10.75% 6/15/88 (e)(l)	4,022	4,947
Lincoln National Corp. 7% 5/17/66 (l)	1,136	1,056
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	2,999
MetLife, Inc. 6.75% 6/1/16	4,485	5,253
Metropolitan Life Global Funding I:
5.125% 4/10/13 (e)	5,619	5,935
5.125% 6/10/14 (e)	3,959	4,318
Pacific Life Global Funding 5.15% 4/15/13 (e)	4,733	4,991
Pacific Life Insurance Co. 9.25% 6/15/39 (e)	4,357	5,751
Symetra Financial Corp. 6.125% 4/1/16 (e)	4,900	5,214
Unum Group 5.625% 9/15/20	3,183	3,472
		89,444
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 1.0%
AvalonBay Communities, Inc.:
5.5% 1/15/12	$ 770	$ 782
6.125% 11/1/12	1,160	1,220
Camden Property Trust:
5.375% 12/15/13	1,818	1,944
5.875% 11/30/12	687	718
Developers Diversified Realty Corp.:
4.75% 4/15/18	3,793	3,599
5.375% 10/15/12	4,283	4,334
7.5% 4/1/17	2,623	2,916
9.625% 3/15/16	3,987	4,740
Duke Realty LP:
4.625% 5/15/13	317	329
5.875% 8/15/12	571	589
Equity One, Inc.:
5.375% 10/15/15	585	620
6% 9/15/17	3,250	3,389
6.25% 12/15/14	2,985	3,206
6.25% 1/15/17	2,136	2,295
Federal Realty Investment Trust:
5.4% 12/1/13	2,627	2,800
5.9% 4/1/20	1,389	1,502
6% 7/15/12	1,579	1,632
6.2% 1/15/17	1,215	1,378
HRPT Properties Trust:
5.75% 11/1/15	2,002	2,144
6.65% 1/15/18	3,200	3,605
UDR, Inc. 5.5% 4/1/14	6,383	6,838
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,736	1,868
		52,448
Real Estate Management & Development - 2.3%
AMB Property LP:
5.9% 8/15/13	4,537	4,702
6.3% 6/1/13	4,607	4,874
BioMed Realty LP:
3.85% 4/15/16	5,000	5,045
6.125% 4/15/20	1,872	2,021
Brandywine Operating Partnership LP:
5.7% 5/1/17	2,243	2,347
5.75% 4/1/12	3,189	3,249
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Colonial Properties Trust:
5.5% 10/1/15	$ 5,995	$ 6,349
6.875% 8/15/12	3,309	3,419
Colonial Realty LP 6.05% 9/1/16	4,436	4,658
Digital Realty Trust LP 4.5% 7/15/15	2,667	2,762
Duke Realty LP:
5.4% 8/15/14	5,135	5,431
5.5% 3/1/16	5,038	5,342
5.95% 2/15/17	1,536	1,664
6.25% 5/15/13	3,807	4,025
6.5% 1/15/18	5,065	5,507
ERP Operating LP:
5.2% 4/1/13	6,349	6,674
5.5% 10/1/12	6,078	6,343
5.75% 6/15/17	1,259	1,422
6.625% 3/15/12	1,111	1,142
Liberty Property LP:
5.5% 12/15/16	3,158	3,505
6.375% 8/15/12	2,174	2,260
6.625% 10/1/17	3,709	4,370
Post Apartment Homes LP 6.3% 6/1/13	5,470	5,846
Reckson Operating Partnership LP 6% 3/31/16	1,224	1,296
Regency Centers LP 6.75% 1/15/12	5,856	5,970
Tanger Properties LP:
6.125% 6/1/20	3,058	3,452
6.15% 11/15/15	9,117	10,276
		113,951
Thrifts & Mortgage Finance - 0.4%
Bank of America Corp.:
3.75% 7/12/16	5,150	5,081
5.65% 5/1/18	3,225	3,288
6.5% 8/1/16	5,430	5,825
First Niagara Financial Group, Inc. 6.75% 3/19/20	4,247	4,716
		18,910
TOTAL FINANCIALS		591,923
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Express Scripts, Inc.:
3.125% 5/15/16	$ 4,472	$ 4,572
6.25% 6/15/14	1,557	1,734
		6,306
INDUSTRIALS - 0.3%
Airlines - 0.2%
Continental Airlines, Inc.:
6.545% 8/2/20	1,177	1,224
6.795% 2/2/20	405	391
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	2,187	2,143
8.36% 1/20/19	7,501	7,501
		11,259
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (l)	2,984	3,018
TOTAL INDUSTRIALS		14,277
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	4,695	5,129
6.55% 10/1/17	2,421	2,880
		8,009
MATERIALS - 0.4%
Chemicals - 0.3%
Dow Chemical Co. 7.6% 5/15/14	13,026	15,012
Metals & Mining - 0.1%
ArcelorMittal SA 3.75% 3/1/16	1,580	1,563
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (e)	4,183	4,442
		6,005
TOTAL MATERIALS		21,017
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.7%
AT&T, Inc. 6.8% 5/15/36	5,000	5,860
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
BellSouth Capital Funding Corp. 7.875% 2/15/30	$ 4,203	$ 5,440
CenturyLink, Inc.:
6.15% 9/15/19	2,073	2,043
6.45% 6/15/21	5,399	5,251
7.6% 9/15/39	1,063	978
Deutsche Telekom International Financial BV 5.875% 8/20/13	4,937	5,346
Embarq Corp. 7.995% 6/1/36	2,019	1,915
Telefonica Emisiones SAU 5.855% 2/4/13	1,287	1,329
Verizon Communications, Inc. 6.1% 4/15/18	6,019	7,155
		35,317
Wireless Telecommunication Services - 0.7%
America Movil SAB de CV 2.375% 9/8/16 (g)	3,546	3,517
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	8,998	9,894
5.875% 10/1/19	6,291	7,244
6.35% 3/15/40	1,971	2,155
Sprint Nextel Corp. 6% 12/1/16	10,058	9,681
		32,491
TOTAL TELECOMMUNICATION SERVICES		67,808
UTILITIES - 2.3%
Electric Utilities - 1.1%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,410	5,897
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (e)	3,318	3,359
6.4% 9/15/20 (e)	8,975	9,390
Edison International 3.75% 9/15/17	3,716	3,855
EDP Finance BV 6% 2/2/18 (e)	7,773	6,513
FirstEnergy Corp. 7.375% 11/15/31	6,758	7,841
FirstEnergy Solutions Corp. 6.05% 8/15/21	2,899	3,174
LG&E and KU Energy LLC 2.125% 11/15/15	4,231	4,190
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	5,634
Pepco Holdings, Inc. 2.7% 10/1/15	3,942	4,031
		53,884
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (e)	$ 2,894	$ 3,327
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21 (e)	1,522	1,585
		4,912
Independent Power Producers & Energy Traders - 0.6%
Duke Capital LLC 5.668% 8/15/14	6,310	7,011
Exelon Generation Co. LLC:
4% 10/1/20	4,789	4,758
5.35% 1/15/14	5,292	5,708
PPL Energy Supply LLC:
6.2% 5/15/16	2,534	2,914
6.5% 5/1/18	5,351	6,318
		26,709
Multi-Utilities - 0.5%
Dominion Resources, Inc.:
6.3% 9/30/66 (l)	1,637	1,563
7.5% 6/30/66 (l)	3,654	3,745
NiSource Finance Corp.:
5.4% 7/15/14	1,393	1,530
5.45% 9/15/20	1,461	1,639
5.95% 6/15/41	4,935	5,035
6.25% 12/15/40	1,327	1,459
6.4% 3/15/18	4,529	5,324
San Diego Gas & Electric Co. 3% 8/15/21	1,292	1,286
Wisconsin Energy Corp. 6.25% 5/15/67 (l)	4,001	3,961
		25,542
TOTAL UTILITIES		111,047
TOTAL NONCONVERTIBLE BONDS (Cost $977,704)		1,040,492
U.S. Government and Government Agency Obligations - 32.6%

U.S. Government Agency Obligations - 0.4%
Tennessee Valley Authority 5.25% 9/15/39	15,563	18,404
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 1.9%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40	$ 9,293	$ 11,410
2.125% 2/15/41	65,111	80,453
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		91,863
U.S. Treasury Obligations - 30.3%
U.S. Treasury Bonds 4.375% 5/15/41	152,516	174,106
U.S. Treasury Notes:
0.375% 6/30/13	120,514	120,909
0.5% 5/31/13	24,993	25,126
0.5% 8/15/14	60,400	60,712
1% 8/31/16	1	1
1.5% 12/31/13	400,000	411,722
1.5% 7/31/16	2	2
2.125% 8/15/21 (d)	46,830	46,369
2.375% 9/30/14 (i)	83,800	88,946
2.625% 7/31/14 (i)	103,287	110,162
3.125% 5/15/21	297,628	321,903
3.625% 2/15/20	122,561	139,174
TOTAL U.S. TREASURY OBLIGATIONS		1,499,132
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,543,494)		1,609,399
U.S. Government Agency - Mortgage Securities - 30.0%

Fannie Mae - 21.9%
2.303% 6/1/36 (l)	142	147
2.575% 2/1/35 (l)	2,828	2,981
2.636% 7/1/37 (l)	440	465
3.5% 11/1/25 to 12/1/40 (h)	31,065	31,526
4% 2/1/35 to 6/1/41	82,603	85,723
4% 9/1/41 (g)	30,000	31,091
4% 9/1/41 (g)(h)	145,000	150,275
4% 9/1/41 (g)(h)	17,000	17,618
4% 9/1/41 (g)(h)	38,000	39,382
4% 9/1/41 (g)(h)	71,000	73,583
4.5% 6/1/24 to 9/1/41	182,667	193,878
4.5% 9/1/26 (g)(h)	5,000	5,330
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.5% 9/1/41 (g)(h)	$ 14,000	$ 14,801
4.5% 9/1/41 (g)(h)	38,000	40,173
4.5% 9/1/41 (g)(h)	14,000	14,801
4.5% 9/1/41 (g)(h)	10,000	10,572
4.5% 9/1/41 (g)(h)	14,062	14,866
5% 4/1/18 to 9/1/40 (h)	105,310	113,763
5% 9/1/41 (g)(h)	5,000	5,385
5% 9/1/41 (g)(h)	300	323
5% 9/1/41 (g)	300	323
5.5% 12/1/30 to 9/1/38 (g)	54,236	59,504
5.5% 9/1/41 (g)	5,900	6,449
5.5% 9/1/41 (g)(h)	13,000	14,209
5.5% 9/1/41 (g)(h)	13,000	14,209
5.5% 9/1/41 (g)(h)	5,000	5,465
5.5% 9/1/41 (g)(h)	15,000	16,395
6% 3/1/22 to 9/1/39	73,917	82,091
6% 9/1/41 (g)	800	886
6% 9/1/41 (g)	27,700	30,668
6% 9/1/41 (g)	4,000	4,429
6.5% 2/1/36	207	232
TOTAL FANNIE MAE		1,081,543
Freddie Mac - 4.3%
3.261% 10/1/35 (l)	214	228
4% 9/1/41 (g)	5,000	5,178
4.5% 7/1/25 to 8/1/41 (g)	43,601	46,129
4.5% 9/1/41 (g)(h)	11,000	11,607
4.5% 9/1/41 (g)	21,500	22,686
5% 9/1/35 to 4/1/41	31,599	34,125
5% 9/1/41 (g)	400	430
5.5% 12/1/27 to 2/1/40	74,349	81,143
5.5% 9/1/41 (g)	4,600	5,017
6% 7/1/37 to 8/1/37	4,183	4,645
TOTAL FREDDIE MAC		211,188
Ginnie Mae - 3.8%
3.5% 12/15/40 to 2/15/41	6,389	6,547
4% 1/15/25 to 7/15/41	35,621	38,062
4% 9/1/41 (g)	17,000	17,990
4.5% 3/15/39 to 7/20/41	43,910	47,634
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
4.5% 9/1/41 (g)	$ 8,550	$ 9,250
5% 7/15/39 to 9/15/40	14,334	15,865
5% 9/1/41 (g)	7,000	7,712
5% 9/1/41 (g)	14,000	15,424
5% 9/1/41 (g)	19,000	20,932
5.5% 12/20/28 to 12/15/38	10,132	11,352
TOTAL GINNIE MAE		190,768
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,460,175)		1,483,499
Asset-Backed Securities - 1.1%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6884% 4/25/35 (l)	910	602
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.9684% 3/25/34 (l)	4	4
Class M2, 1.8684% 3/25/34 (l)	219	164
Series 2005-HE2 Class M2, 0.6684% 4/25/35 (l)	88	85
Series 2006-OP1 Class M4, 0.5884% 4/25/36 (l)	70	0*
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.6758% 10/20/14 (l)	376	4
Series 2007-D1 Class D, 1.5863% 1/22/13 (e)(l)	6,136	92
Airspeed Ltd. Series 2007-1A Class C1, 2.7072% 6/15/32 (e)(l)	6,122	2,694
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (e)	4,884	5,023
Series 2011-3 Class A2, 1.81% 5/15/16	3,550	3,589
AmeriCredit Prime Automobile Receivables Trust Series 2007-1:
Class D, 5.62% 9/8/14	648	653
Class E, 6.96% 3/8/16 (e)	2,566	2,590
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9184% 12/25/33 (l)	56	44
Series 2004-R2 Class M3, 0.7684% 4/25/34 (l)	85	28
Series 2005-R2 Class M1, 0.6684% 4/25/35 (l)	1,307	1,139
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9673% 3/25/34 (l)	30	20
Series 2004-W7 Class M1, 0.7684% 5/25/34 (l)	808	584
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Argent Securities, Inc. pass-thru certificates: - continued
Series 2006-W4 Class A2C, 0.3784% 5/25/36 (l)	$ 856	$ 217
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0434% 4/25/34 (l)	1,677	1,307
Series 2006-HE2 Class M1, 0.5884% 3/25/36 (l)	103	1
Axon Financial Funding Ltd. 0.8458% 4/4/17 (b)(e)(l)	5,160	0
Bank of America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (e)	4,230	4,337
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.2565% 12/25/24 (l)	925	807
C-BASS Trust Series 2006-CB7 Class A2, 0.2784% 10/25/36 (l)	8	8
Capital Auto Receivables Asset Trust Series 2007-1 Class C, 5.38% 11/15/12	264	271
Capital Trust Ltd. Series 2004-1:
Class A2, 0.663% 7/20/39 (e)(l)	225	162
Class B, 0.963% 7/20/39 (e)(l)	355	138
Class C, 1.313% 7/20/39 (e)(l)	456	18
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5184% 7/25/36 (l)	722	36
Series 2006-NC4 Class M1, 0.5184% 10/25/36 (l)	127	2
Series 2007-RFC1 Class A3, 0.3584% 12/25/36 (l)	1,140	325
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.2784% 6/25/47 (l)	19	19
Series 2007-4 Class A1A, 0.3073% 9/25/37 (l)	178	170
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (e)	1,666	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4358% 3/25/32 (MGIC Investment Corp. Insured) (l)	61	29
Series 2004-3 Class M4, 1.1884% 4/25/34 (l)	101	50
Series 2004-4 Class M2, 1.0134% 6/25/34 (l)	372	163
Series 2005-3 Class MV1, 0.6384% 8/25/35 (l)	361	350
Series 2005-AB1 Class A2, 0.4284% 8/25/35 (l)	31	30
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (e)	150	150
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.5908% 5/28/35 (l)	25	16
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3934% 8/25/34 (l)	231	132
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0434% 3/25/34 (l)	13	3
Ford Credit Auto Owner Trust Series 2007-A Class D, 7.05% 12/15/13 (e)	1,100	1,118
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15	$ 5,563	$ 5,609
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	8	8
Series 2007-1:
Class A4, 5.03% 2/16/15	20	20
Class C, 5.43% 2/16/15	279	279
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7084% 1/25/35 (l)	600	237
Class M4, 0.8984% 1/25/35 (l)	231	60
Series 2006-D Class M1, 0.4484% 11/25/36 (l)	98	3
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6918% 2/25/47 (e)(l)	2,174	1,283
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (e)	1,063	846
GE Business Loan Trust:
Series 2003-1 Class A, 0.6372% 4/15/31 (e)(l)	150	141
Series 2006-2A:
Class A, 0.3872% 11/15/34 (e)(l)	1,083	896
Class B, 0.4872% 11/15/34 (e)(l)	392	253
Class C, 0.5872% 11/15/34 (e)(l)	649	321
Class D, 0.9572% 11/15/34 (e)(l)	310	74
Goal Capital Funding Trust Series 2007-1 Class C1, 0.6465% 6/25/42 (l)	324	253
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (e)(l)	269	74
Class M1, 0.8684% 6/25/34 (l)	1,630	1,007
Series 2007-HE1 Class M1, 0.4684% 3/25/47 (l)	660	30
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.6184% 9/25/46 (e)(l)	289	124
Class C, 0.7684% 9/25/46 (e)(l)	1,211	194
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5384% 8/25/33 (l)	188	131
Series 2003-3 Class M1, 1.5084% 8/25/33 (l)	459	364
Series 2003-5 Class A2, 0.9184% 12/25/33 (l)	21	14
Series 2005-5 Class 2A2, 0.4684% 11/25/35 (l)	30	30
Series 2006-1 Class 2A3, 0.4434% 4/25/36 (l)	493	480
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.503% 3/20/36 (l)	415	345
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4084% 1/25/37 (l)	913	309
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5184% 7/25/36 (l)	$ 116	$ 5
Series 2007-CH1:
Class AV4, 0.3484% 11/25/36 (l)	913	721
Class MV1, 0.4484% 11/25/36 (l)	741	475
Series 2007-CH3 Class M1, 0.5184% 3/25/37 (l)	326	13
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.5765% 12/27/29 (l)	422	373
Series 2006-A Class 2C, 1.3965% 3/27/42 (l)	1,605	400
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)	587	588
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.2984% 6/25/34 (l)	56	39
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (e)	14	14
Class C, 5.691% 10/20/28 (e)	6	6
Class D, 6.01% 10/20/28 (e)	59	59
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4784% 10/25/36 (l)	327	15
Series 2007-HE1 Class M1, 0.5184% 5/25/37 (l)	496	17
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9684% 7/25/34 (l)	79	51
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1934% 7/25/34 (l)	288	198
Series 2006-FM1 Class A2B, 0.3284% 4/25/37 (l)	1,131	821
Series 2006-OPT1 Class A1A, 0.4784% 6/25/35 (l)	1,664	1,187
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5584% 8/25/34 (l)	36	25
Series 2004-NC8 Class M6, 1.4684% 9/25/34 (l)	97	47
Series 2005-NC1 Class M1, 0.6584% 1/25/35 (l)	253	162
Series 2005-NC2 Class B1, 1.3884% 3/25/35 (l)	264	34
Series 2007-HE2 Class M1, 0.4684% 1/25/37 (l)	145	1
National Collegiate Student Loan Trust:
Series 2004-2 Class A, 9.75% 10/27/14 (n)	6,600	601
Series 2006-3 Class A, 7.1% 1/25/12 (n)	20,877	418
Series 2006-4:
Class A1, 0.2484% 3/25/25 (l)	5	5
Class A, 6.35% 2/27/12 (n)	20,073	445
Class D, 1.3184% 5/25/32 (l)	1,227	3
Series 2007-1 Class A, 7.27% 4/25/12 (n)	23,975	959
Series 2007-2 Class A, 6.7% 7/25/12 (n)	17,719	907
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7284% 9/25/35 (l)	903	492
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
New Century Home Equity Loan Trust: - continued
Series 2005-D Class M2, 0.6884% 2/25/36 (l)	$ 429	$ 85
Ocala Funding LLC:
Series 2005-1A Class A, 1.713% 3/20/10 (b)(e)(l)	449	0
Series 2006-1A Class A, 1.613% 3/20/11 (b)(e)(l)	933	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3084% 5/25/37 (l)	20	19
Series 2007-6 Class 2A1, 0.2784% 7/25/37 (l)	63	61
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4684% 9/25/34 (l)	337	197
Class M4, 1.6684% 9/25/34 (l)	433	178
Series 2005-WCH1:
Class M2, 0.7384% 1/25/36 (l)	1,296	1,173
Class M3, 0.7784% 1/25/36 (l)	302	193
Class M4, 1.0484% 1/25/36 (l)	935	472
Series 2005-WHQ2 Class M7, 1.4684% 5/25/35 (l)	1,149	8
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4484% 12/25/36 (l)	407	9
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.2884% 2/25/37 (l)	1	1
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0184% 4/25/33 (l)	3	3
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0134% 3/25/35 (l)	911	713
Securitized Asset Backed Receivables LLC Trust Series 2005-FR4 Class B3, 1.9384% 1/25/36 (l)	15	0*
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3363% 3/20/19 (FGIC Insured) (e)(l)	383	366
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.197% 6/15/33 (l)	805	370
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (e)	374	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9434% 9/25/34 (l)	54	29
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (e)	317	330
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0784% 9/25/34 (l)	18	12
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8058% 4/6/42 (e)(l)	1,721	129
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (e)	$ 704	$ 0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (e)	6	0
TOTAL ASSET-BACKED SECURITIES (Cost $54,576)		53,988
Collateralized Mortgage Obligations - 1.2%

Private Sponsor - 1.2%
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6565% 4/10/49 (l)	896	409
Class C, 5.6565% 4/10/49 (l)	2,392	975
Class D, 5.6565% 4/10/49 (l)	1,197	420
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (e)	2,149	2,186
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.9045% 1/25/34 (l)	855	754
Series 2004-1 Class 2A2, 3.2303% 10/25/34 (l)	874	746
Series 2004-A Class 2A2, 2.8478% 2/25/34 (l)	105	90
Series 2004-B:
Class 1A1, 2.7465% 3/25/34 (l)	73	63
Class 2A2, 2.8677% 3/25/34 (l)	510	456
Series 2004-D Class 2A2, 2.8857% 5/25/34 (l)	772	675
Series 2004-G Class 2A7, 2.9352% 8/25/34 (l)	717	611
Series 2004-H Class 2A1, 3.1632% 9/25/34 (l)	626	527
Bayview Commercial Asset Trust Series 2006-3A, 4.2221% 10/25/36 (e)(l)(n)	29,502	1,873
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7784% 1/25/35 (l)	1,306	987
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4258% 10/12/41 (e)(l)(n)	2,101	19
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 2.8968% 2/25/37 (l)	752	664
Series 2007-A2 Class 2A1, 3.0179% 7/25/37 (l)	910	837
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0737% 12/10/49 (l)	1,095	1,134
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.2809% 8/25/34 (l)	642	635
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (l)	1,223	342
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7083% 7/16/34 (e)(l)	$ 17	$ 17
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.7846% 11/25/34 (l)	928	820
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (e)	3,756	3,732
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.858% 10/25/34 (l)	720	640
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7678% 11/20/56 (e)(l)	1,711	1,699
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.303% 12/20/54 (l)	2,694	2,135
Class M1, 0.383% 12/20/54 (l)	710	454
Series 2007-1:
Class 1M1, 0.513% 12/20/54 (l)	894	572
Class 2M1, 0.713% 12/20/54 (l)	1,148	735
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7013% 1/20/44 (l)	341	232
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 2.7323% 4/25/35 (l)	344	273
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (l)	2,077	2,156
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.8639% 8/25/36 (l)	1,261	959
Series 2004-A3 Class 4A1, 2.7486% 7/25/34 (l)	741	709
Series 2006-A2 Class 5A1, 2.9458% 11/25/33 (l)	869	792
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	492	533
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4284% 5/25/47 (l)	570	367
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3884% 2/25/37 (l)	994	666
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.377% 6/15/22 (e)(l)	190	184
Class C, 0.397% 6/15/22 (e)(l)	936	875
Class D, 0.407% 6/15/22 (e)(l)	452	420
Class E, 0.417% 6/15/22 (e)(l)	576	530
Class F, 0.447% 6/15/22 (e)(l)	955	869
Class G, 0.517% 6/15/22 (e)(l)	271	241
Class H, 0.537% 6/15/22 (e)(l)	433	376
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1: - continued
Class J, 0.577% 6/15/22 (e)(l)	$ 505	$ 435
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.6423% 8/25/34 (l)	1,024	967
Series 2005-A2 Class A7, 2.6224% 2/25/35 (l)	626	585
Series 2006-A6 Class A4, 3.1818% 10/25/33 (l)	708	637
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5084% 7/25/35 (l)	1,338	1,030
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5184% 3/25/37 (l)	1,797	79
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.6869% 10/25/35 (l)	2,435	1,945
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5558% 7/10/35 (e)(l)	814	639
Class B6, 3.0558% 7/10/35 (e)(l)	1,079	793
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	460	486
Series 2004-SL3 Class A1, 7% 8/25/16	23	23
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6684% 6/25/33 (e)(l)	199	182
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (e)	194	68
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.275% 7/20/34 (l)	24	16
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.375% 4/25/33 (l)	321	292
Series 2003-20 Class 1A1, 5.5% 7/25/33	225	227
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.3873% 9/25/36 (l)	2,073	1,495
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.6863% 8/25/33 (l)	525	484
Series 2005-AR3 Class A2, 2.5791% 3/25/35 (l)	1,416	1,171
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W Class A9, 2.7617% 11/25/34 (l)	1,611	1,468
Series 2005-AR12 Class 2A6, 2.7552% 7/25/35 (l)	1,760	1,555
Series 2005-AR2 Class 2A2, 2.7427% 3/25/35 (l)	1,179	1,028
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR3 Class 2A1, 2.7804% 3/25/35 (l)	$ 976	$ 862
Series 2006-AR8 Class 3A1, 2.77% 4/25/36 (l)	9,451	7,550
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $55,874)		59,406
Commercial Mortgage Securities - 8.4%

Asset Securitization Corp. Series 1997-D5:
Class A2, 6.8338% 2/14/43 (l)	805	832
Class A3, 6.8838% 2/14/43 (l)	869	915
Class A6, 7.2038% 2/14/43 (l)	1,281	1,340
Class PS1, 1.3868% 2/14/43 (l)(n)	3,869	68
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7134% 5/10/45 (l)	1,225	1,294
Series 2006-3 Class A4, 5.889% 7/10/44	6,816	7,389
Series 2006-6 Class A3, 5.369% 10/10/45	2,190	2,288
Series 2007-4 Class A3, 5.798% 2/10/51 (l)	1,092	1,154
Series 2006-6 Class E, 5.619% 10/10/45 (e)	633	117
Series 2007-3:
Class A3, 5.6242% 6/10/49 (l)	1,828	1,915
Class A4, 5.6242% 6/10/49 (l)	2,283	2,405
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	2,398	2,545
Series 2004-2:
Class A3, 4.05% 11/10/38	181	183
Class A4, 4.153% 11/10/38	1,389	1,436
Series 2005-1 Class A3, 4.877% 11/10/42	959	959
Series 2001-3 Class H, 6.562% 4/11/37 (e)	612	611
Series 2001-PB1:
Class J, 7.166% 5/11/35 (e)	343	341
Class K, 6.15% 5/11/35 (e)	509	504
Series 2005-3 Series A3B, 5.09% 7/10/43 (l)	3,402	3,563
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5172% 3/15/22 (e)(l)	470	444
Class D, 0.5672% 3/15/22 (e)(l)	476	445
Class E, 0.6072% 3/15/22 (e)(l)	393	362
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Large Loan, Inc. floater: - continued
Series 2005-MIB1:
Class F, 0.6772% 3/15/22 (e)(l)	$ 489	$ 440
Class G, 0.7372% 3/15/22 (e)(l)	317	282
Series 2006-BIX1:
Class C, 0.3872% 10/15/19 (e)(l)	468	455
Class D, 0.4172% 10/15/19 (e)(l)	860	823
Class E, 0.4472% 10/15/19 (e)(l)	797	751
Class F, 0.5172% 10/15/19 (e)(l)	1,885	1,767
Class G, 0.5372% 10/15/19 (e)(l)	1,257	1,116
Class H, 0.5772% 10/15/19 (e)(l)	1,388	1,256
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0684% 12/25/33 (e)(l)	57	40
Series 2004-1:
Class A, 0.5784% 4/25/34 (e)(l)	725	607
Class B, 2.1184% 4/25/34 (e)(l)	81	46
Class M1, 0.7784% 4/25/34 (e)(l)	82	58
Class M2, 1.4184% 4/25/34 (e)(l)	75	52
Series 2004-2:
Class A, 0.6484% 8/25/34 (e)(l)	590	482
Class M1, 0.7984% 8/25/34 (e)(l)	134	98
Series 2004-3:
Class A1, 0.5884% 1/25/35 (e)(l)	1,311	1,025
Class A2, 0.6384% 1/25/35 (e)(l)	188	149
Class M1, 0.7184% 1/25/35 (e)(l)	226	158
Class M2, 1.2184% 1/25/35 (e)(l)	114	76
Series 2005-2A:
Class A1, 0.5284% 8/25/35 (e)(l)	1,019	797
Class M1, 0.6484% 8/25/35 (e)(l)	67	39
Class M2, 0.6984% 8/25/35 (e)(l)	89	48
Class M3, 0.7184% 8/25/35 (e)(l)	61	33
Class M4, 0.8284% 8/25/35 (e)(l)	56	28
Series 2005-3A:
Class A1, 0.5384% 11/25/35 (e)(l)	403	305
Class A2, 0.6184% 11/25/35 (e)(l)	376	286
Class M1, 0.6584% 11/25/35 (e)(l)	101	62
Class M2, 0.7084% 11/25/35 (e)(l)	76	44
Class M3, 0.7284% 11/25/35 (e)(l)	68	38
Class M4, 0.8184% 11/25/35 (e)(l)	85	42
Series 2005-4A:
Class A2, 0.6084% 1/25/36 (e)(l)	935	695
Class B1, 1.6184% 1/25/36 (e)(l)	101	20
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class M1, 0.6684% 1/25/36 (e)(l)	$ 302	$ 179
Class M2, 0.6884% 1/25/36 (e)(l)	114	60
Class M3, 0.7184% 1/25/36 (e)(l)	166	81
Class M4, 0.8284% 1/25/36 (e)(l)	92	41
Class M5, 0.8684% 1/25/36 (e)(l)	92	35
Class M6, 0.9184% 1/25/36 (e)(l)	97	30
Series 2006-1:
Class A2, 0.5784% 4/25/36 (e)(l)	178	132
Class M1, 0.5984% 4/25/36 (e)(l)	108	63
Class M2, 0.6184% 4/25/36 (e)(l)	114	62
Class M3, 0.6384% 4/25/36 (e)(l)	98	50
Class M4, 0.7384% 4/25/36 (e)(l)	56	26
Class M5, 0.7784% 4/25/36 (e)(l)	54	22
Class M6, 0.8584% 4/25/36 (e)(l)	107	40
Series 2006-2A:
Class A1, 0.4484% 7/25/36 (e)(l)	2,464	1,840
Class A2, 0.4984% 7/25/36 (e)(l)	159	117
Class B1, 1.0884% 7/25/36 (e)(l)	101	34
Class B3, 2.9184% 7/25/36 (e)(l)	90	26
Class M1, 0.5284% 7/25/36 (e)(l)	167	100
Class M2, 0.5484% 7/25/36 (e)(l)	118	65
Class M3, 0.5684% 7/25/36 (e)(l)	98	53
Class M4, 0.6384% 7/25/36 (e)(l)	112	58
Class M5, 0.6884% 7/25/36 (e)(l)	81	41
Class M6, 0.7584% 7/25/36 (e)(l)	121	46
Series 2006-3A:
Class B1, 1.0184% 10/25/36 (e)(l)	112	10
Class B2, 1.5684% 10/25/36 (e)(l)	137	6
Class B3, 2.8184% 10/25/36 (e)(l)	28	0
Class M4, 0.6484% 10/25/36 (e)(l)	124	32
Class M5, 0.6984% 10/25/36 (e)(l)	148	30
Class M6, 0.7784% 10/25/36 (e)(l)	290	44
Series 2006-4A:
Class A1, 0.4484% 12/25/36 (e)(l)	489	347
Class A2, 0.4884% 12/25/36 (e)(l)	2,480	1,687
Class B1, 0.9184% 12/25/36 (e)(l)	154	21
Class B2, 1.4684% 12/25/36 (e)(l)	158	16
Class B3, 2.6684% 12/25/36 (e)(l)	166	11
Class M1, 0.5084% 12/25/36 (e)(l)	199	83
Class M2, 0.5284% 12/25/36 (e)(l)	133	50
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class M3, 0.5584% 12/25/36 (e)(l)	$ 135	$ 45
Class M4, 0.6184% 12/25/36 (e)(l)	161	45
Class M5, 0.6584% 12/25/36 (e)(l)	148	33
Class M6, 0.7384% 12/25/36 (e)(l)	133	24
Series 2007-1:
Class A2, 0.4884% 3/25/37 (e)(l)	534	347
Class B1, 0.8884% 3/25/37 (e)(l)	213	26
Class B2, 1.3684% 3/25/37 (e)(l)	154	15
Class B3, 3.5684% 3/25/37 (e)(l)	188	8
Class M1, 0.4884% 3/25/37 (e)(l)	188	69
Class M2, 0.5084% 3/25/37 (e)(l)	140	42
Class M3, 0.5384% 3/25/37 (e)(l)	186	50
Class M4, 0.5884% 3/25/37 (e)(l)	151	36
Class M5, 0.6384% 3/25/37 (e)(l)	157	30
Class M6, 0.7184% 3/25/37 (e)(l)	219	35
Series 2007-2A:
Class A1, 0.4884% 7/25/37 (e)(l)	1,364	944
Class A2, 0.5384% 7/25/37 (e)(l)	1,278	742
Class B1, 1.8184% 7/25/37 (e)(l)	382	28
Class B2, 2.4684% 7/25/37 (e)(l)	333	15
Class B3, 3.5684% 7/25/37 (e)(l)	374	10
Class M1, 0.5884% 7/25/37 (e)(l)	436	139
Class M2, 0.6284% 7/25/37 (e)(l)	284	67
Class M3, 0.7084% 7/25/37 (e)(l)	287	52
Class M4, 0.8684% 7/25/37 (e)(l)	477	70
Class M5, 0.9684% 7/25/37 (e)(l)	422	53
Class M6, 1.2184% 7/25/37 (e)(l)	535	54
Series 2007-3:
Class A2, 0.5084% 7/25/37 (e)(l)	529	325
Class B1, 1.1684% 7/25/37 (e)(l)	319	41
Class B2, 1.8184% 7/25/37 (e)(l)	821	75
Class B3, 4.2184% 7/25/37 (e)(l)	321	14
Class M1, 0.5284% 7/25/37 (e)(l)	281	111
Class M2, 0.5584% 7/25/37 (e)(l)	299	100
Class M3, 0.5884% 7/25/37 (e)(l)	483	133
Class M4, 0.7184% 7/25/37 (e)(l)	760	175
Class M5, 0.8184% 7/25/37 (e)(l)	385	76
Class M6, 1.0184% 7/25/37 (e)(l)	292	48
Series 2007-4A:
Class B1, 2.7684% 9/25/37 (e)(l)	235	4
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-4A:
Class B2, 3.6684% 9/25/37 (e)(l)	$ 480	$ 2
Class M1, 1.1684% 9/25/37 (e)(l)	226	27
Class M2, 1.2684% 9/25/37 (e)(l)	226	23
Class M4, 1.8184% 9/25/37 (e)(l)	460	28
Class M5, 1.9684% 9/25/37 (e)(l)	460	18
Class M6, 2.1684% 9/25/37 (e)(l)	461	12
Series 2004-1 Class IO, 1.25% 4/25/34 (e)(n)	2,774	105
Series 2007-5A Class IO, 3.047% 10/25/37 (e)(l)(n)	6,714	666
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8572% 3/15/19 (e)(l)	343	325
Class J, 1.0572% 3/15/19 (e)(l)	323	272
Series 2007-BBA8:
Class D, 0.4572% 3/15/22 (e)(l)	489	457
Class E, 0.5072% 3/15/22 (e)(l)	2,030	1,879
Class F, 0.5572% 3/15/22 (e)(l)	1,246	1,132
Class G, 0.6072% 3/15/22 (e)(l)	401	355
Class H, 0.7572% 3/15/22 (e)(l)	489	422
Class J, 0.9072% 3/15/22 (e)(l)	489	395
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	173	174
Series 2004-PWR3 Class A3, 4.487% 2/11/41	391	400
Series 2007-PW16 Class A4, 5.7154% 6/11/40 (l)	641	692
Series 2007-PW17 Class A1, 5.282% 6/11/50	293	297
Series 2007-T26 Class A1, 5.145% 1/12/45	156	157
Series 2003-PWR2 Class X2, 0.5275% 5/11/39 (e)(l)(n)	9,682	0
Series 2006-PW13 Class A3, 5.518% 9/11/41	3,864	3,966
Series 2006-PW14 Class X2, 0.6524% 12/11/38 (e)(l)(n)	15,640	220
Series 2006-T22 Class A4, 5.5338% 4/12/38 (l)	137	152
Series 2007-PW16:
Class B, 5.7154% 6/11/40 (e)(l)	176	87
Class C, 5.7154% 6/11/40 (e)(l)	146	57
Class D, 5.7154% 6/11/40 (e)(l)	146	51
Series 2007-PW18 Class X2, 0.3152% 6/11/50 (e)(l)(n)	119,638	1,255
Series 2007-T28 Class X2, 0.1654% 9/11/42 (e)(l)(n)	58,943	392
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
C-BASS Trust floater Series 2006-SC1 Class A, 0.4884% 5/25/36 (e)(l)	$ 497	$ 352
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (e)	1,287	1,345
Class XCL, 2.2784% 5/15/35 (e)(l)(n)	9,189	172
Chase Commercial Mortgage Securities Corp. Series 2000-3 Class G 6.887% 10/15/32 (e)	3,889	3,881
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5202% 8/15/21 (e)(l)	391	386
Class G, 0.5402% 8/15/21 (e)(l)	326	316
Class H, 0.5802% 8/15/21 (e)(l)	261	240
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (e)	1,639	1,603
Series 2007-C6:
Class A1, 5.622% 12/10/49 (l)	248	247
Class A2, 5.6978% 12/10/49 (l)	1,093	1,111
Class A4, 5.6978% 12/10/49 (l)	3,631	3,917
Series 2007-FL3A Class A2, 0.3472% 4/15/22 (e)(l)	3,955	3,795
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A2A, 5.237% 12/11/49	366	367
Class A4, 5.322% 12/11/49	13,649	14,180
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,066	1,099
Class C, 5.476% 12/11/49	2,061	412
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8158% 5/15/46 (l)	1,095	1,165
Series 2006-C1 Class B, 5.359% 8/15/48	3,285	657
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4372% 4/15/17 (e)(l)	4,971	4,801
Class C, 0.4772% 4/15/17 (e)(l)	881	851
Class D, 0.5172% 4/15/17 (e)(l)	601	577
Class E, 0.5772% 4/15/17 (e)(l)	192	180
Class F, 0.6172% 4/15/17 (e)(l)	109	98
Class G, 0.7572% 4/15/17 (e)(l)	109	98
Class H, 0.8272% 4/15/17 (e)(l)	109	97
Class J, 1.0572% 4/15/17 (e)(l)	104	87
Series 2005-FL11:
Class C, 0.5072% 11/15/17 (e)(l)	836	794
Class D, 0.5472% 11/15/17 (e)(l)	44	41
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
floater:
Series 2005-FL11:
Class E, 0.5972% 11/15/17 (e)(l)	$ 154	$ 144
Class F, 0.6572% 11/15/17 (e)(l)	118	107
Class G, 0.7072% 11/15/17 (e)(l)	81	72
Series 2006-FL12 Class AJ, 0.3372% 12/15/20 (e)(l)	1,560	1,427
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (l)	11	11
sequential payer:
Series 2006-C8:
Class A3, 5.31% 12/10/46	3,121	3,266
Class A4, 5.306% 12/10/46	14,677	15,602
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (e)	1,851	1,840
Class AJFX, 5.478% 2/5/19 (e)	3,272	3,296
Series 2007-C9 Class A4, 5.8145% 12/10/49 (l)	2,423	2,652
Series 2006-C8 Class XP, 0.469% 12/10/46 (l)(n)	9,933	108
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	5,651	5,909
Series 2006-C5 Class A3, 5.311% 12/15/39	7,750	8,288
Series 2007-C2 Class A3, 5.542% 1/15/49 (l)	2,190	2,307
Series 2007-C3 Class A4, 5.702% 6/15/39 (l)	658	687
Series 2006-C4 Class AAB, 5.439% 9/15/39	6,128	6,282
Series 2006-C5 Class ASP, 0.6723% 12/15/39 (l)(n)	6,913	100
Series 2007-C5 Class A4, 5.695% 9/15/40 (l)	991	1,046
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5572% 4/15/22 (e)(l)	3,907	2,813
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	1,095	1,095
Series 2002-CP5 Class A1, 4.106% 12/15/35	29	29
Series 2004-C1:
Class A3, 4.321% 1/15/37	112	112
Class A4, 4.75% 1/15/37	510	534
Series 2001-CK6 Class AX, 0.837% 8/15/36 (l)(n)	1,613	2
Series 2001-CKN5 Class AX, 1.9481% 9/15/34 (e)(l)(n)	2,757	1
Series 2006-C1 Class A3, 5.422% 2/15/39 (l)	4,060	4,257
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3572% 2/15/22 (e)(l)	$ 414	$ 360
Class C:
0.3772% 2/15/22 (e)(l)	1,180	1,003
0.4772% 2/15/22 (e)(l)	421	337
Class F, 0.5272% 2/15/22 (e)(l)	843	658
Series 2007-C1:
Class ASP, 0.406% 2/15/40 (l)(n)	21,431	201
Class B, 5.487% 2/15/40 (e)(l)	1,677	252
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	38	39
Class G, 6.936% 3/15/33 (e)	903	891
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	5,444	5,669
Series 2001-1 Class X1, 1.1681% 5/15/33 (e)(l)(n)	2,111	13
Series 2007-C1 Class XP, 0.193% 12/10/49 (l)(n)	21,820	94
GMAC Commercial Mortgage Securities, Inc.:
Series 2004-C3 Class X2, 0.5803% 12/10/41 (l)(n)	3,417	6
Series 2005-C1 Class X2, 0.554% 5/10/43 (l)(n)	5,008	23
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3956% 11/5/21 (e)(l)	412	401
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	2,190	2,255
Series 2007-GG9 Class A4, 5.444% 3/10/39	3,184	3,364
Series 2005-GG3 Class XP, 0.6673% 8/10/42 (e)(l)(n)	17,516	60
Series 2006-GG7 Class A3, 5.881% 7/10/38 (l)	2,887	3,031
Series 2007-GG11 Class A1, 0.2902% 12/10/49 (e)(l)(n)	30,603	227
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.5751% 6/6/20 (e)(l)	248	228
Class F, 0.6451% 6/6/20 (e)(l)	528	482
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (e)(l)	1,041	1,000
Class D, 2.3636% 3/6/20 (e)(l)	6,868	6,597
Class F, 2.8433% 3/6/20 (e)(l)	107	103
Class G, 3.0177% 3/6/20 (e)(l)	54	52
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II: - continued
floater:
Series 2007-EOP:
Class H, 3.5846% 3/6/20 (e)(l)	$ 479	$ 466
Class J, 4.4568% 3/6/20 (e)(l)	686	672
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	335	335
Series 2005-GG4 Class XP, 0.7109% 7/10/39 (e)(l)(n)	22,621	126
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	724	724
Series 2007-GG10 Class A2, 5.778% 8/10/45	502	511
JP Morgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	2,481	2,497
Class A3, 5.42% 1/15/49	17,842	18,895
Series 2005-CB13 Class E, 5.348% 1/12/43 (e)(l)	694	49
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (l)	209	40
Class CS, 5.466% 1/15/49 (l)	90	15
Class ES, 5.5379% 1/15/49 (e)(l)	566	40
JP Morgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (e)	131	130
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP7 Class A4, 5.8801% 4/15/45 (l)	2,953	3,247
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.3772% 11/15/18 (e)(l)	706	649
Class C, 0.4172% 11/15/18 (e)(l)	501	456
Class D, 0.4372% 11/15/18 (e)(l)	198	178
Class E, 0.4872% 11/15/18 (e)(l)	285	254
Class F, 0.5372% 11/15/18 (e)(l)	342	297
Class G, 0.5672% 11/15/18 (e)(l)	298	250
Class H, 0.7072% 11/15/18 (e)(l)	285	228
sequential payer:
Series 2006-LDP8 Class A4, 5.399% 5/15/45	698	759
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (l)	447	456
Class A3, 5.336% 5/15/47	457	477
Series 2007-CB19 Class A4, 5.7415% 2/12/49 (l)	3,840	4,054
Series 2007-CB20 Class A4, 5.794% 2/12/51	5,462	5,861
Series 2007-LD11:
Class A2, 5.8019% 6/15/49 (l)	3,074	3,125
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-LD11:
Class A4, 5.8169% 6/15/49 (l)	$ 5,270	$ 5,571
Series 2006-CB17 Class A3, 5.45% 12/12/43	312	315
Series 2007-CB19:
Class B, 5.7415% 2/12/49 (l)	93	41
Class C, 5.7415% 2/12/49 (l)	245	100
Class D, 5.7415% 2/12/49 (l)	257	87
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class D, 6.98% 2/18/30	244	249
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	157	159
Series 2006-C6 Class A2, 5.262% 9/15/39 (l)	613	613
Series 2006-C7:
Class A2, 5.3% 11/15/38	1,011	1,016
Class A3, 5.347% 11/15/38	816	855
Series 2007-C1:
Class A1, 5.391% 2/15/40 (l)	21	21
Class A4, 5.424% 2/15/40	6,667	7,105
Series 2007-C2 Class A3, 5.43% 2/15/40	1,996	2,084
Series 2001-C3 Class B, 6.512% 6/15/36	381	382
Series 2001-C7 Class D, 6.514% 11/15/33	1,204	1,205
Series 2005-C3 Class XCP, 0.78% 7/15/40 (l)(n)	3,121	15
Series 2006-C6 Class XCP, 0.6735% 9/15/39 (l)(n)	6,323	84
Series 2007-C1 Class XCP, 0.472% 2/15/40 (l)(n)	2,356	24
Series 2007-C6 Class A4, 5.858% 7/15/40 (l)	1,368	1,456
Series 2007-C7:
Class A3, 5.866% 9/15/45	1,162	1,243
Class XCP, 0.2822% 9/15/45 (l)(n)	102,957	877
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4372% 9/15/21 (e)(l)	351	311
Class E, 0.4972% 9/15/21 (e)(l)	1,265	1,107
Class F, 0.5472% 9/15/21 (e)(l)	723	626
Class G, 0.5672% 9/15/21 (e)(l)	3,017	2,506
Class H, 0.6072% 9/15/21 (e)(l)	369	292
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	1,943	1,947
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-CIP1 Class A2, 4.96% 7/12/38	$ 2,490	$ 2,528
Series 2005-CKI1 Class A3, 5.2203% 11/12/37 (l)	858	869
Series 2005-LC1 Class F, 5.3796% 1/12/44 (e)(l)	953	485
Series 2006-C1 Class A2, 5.6285% 5/12/39 (l)	1,064	1,087
Series 2007-C1 Class A4, 5.8267% 6/12/50 (l)	4,145	4,397
Series 2008-C1 Class A4, 5.69% 2/12/51	2,338	2,520
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3058% 12/12/49 (l)	459	448
sequential payer:
Series 2006-1 CLass A3, 5.4804% 2/12/39 (l)	1,165	1,187
Series 2006-4 Class ASB, 5.133% 12/12/49 (l)	941	991
Series 2007-5:
Class A3, 5.364% 8/12/48	427	433
Class A4, 5.378% 8/12/48	55	56
Class B, 5.479% 8/12/48	3,285	1,333
Series 2007-6:
Class A1, 5.175% 3/12/51	15	15
Class A4, 5.485% 3/12/51 (l)	2,594	2,722
Series 2007-7 Class A4, 5.7436% 6/12/50 (l)	3,832	4,131
Series 2007-8 Class A1, 4.622% 8/12/49	42	42
Series 2006-4 Class XP, 0.6205% 12/12/49 (l)(n)	20,000	378
Series 2007-6 Class B, 5.635% 3/12/51 (l)	1,095	493
Series 2007-7 Class B, 5.7436% 6/12/50 (l)	1,409	374
Series 2007-8 Class A3, 5.9665% 8/12/49 (l)	944	1,003
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.407% 7/15/19 (e)(l)	227	136
Series 2007-XCLA Class A1, 0.408% 7/17/17 (e)(l)	517	470
Series 2007-XLFA:
Class C, 0.368% 10/15/20 (e)(l)	629	569
Class D, 0.398% 10/15/20 (e)(l)	422	377
Class E, 0.458% 10/15/20 (e)(l)	528	467
Class F, 0.508% 10/15/20 (e)(l)	397	332
Class G, 0.548% 10/15/20 (e)(l)	491	384
Class H, 0.638% 10/15/20 (e)(l)	309	224
Class J, 0.788% 10/15/20 (e)(l)	353	212
Class MHRO, 0.898% 10/15/20 (e)(l)	417	350
Class MJPM, 1.208% 10/15/20 (e)(l)	25	22
Class NHRO, 1.098% 10/15/20 (e)(l)	503	402
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2003-IQ5 Class X2, 0.9017% 4/15/38 (e)(l)(n)	$ 3,621	$ 0
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,521	1,534
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (l)	8,687	9,016
Series 2007-IQ13 Class A1, 5.05% 3/15/44	106	106
Series 2007-IQ15 Class A4, 6.0747% 6/11/49 (l)	4,988	5,338
Series 2007-T25 Class A1, 5.391% 11/12/49	81	81
Series 2007-T27 Class A4, 5.6406% 6/11/42 (l)	4,010	4,454
Series 2003-IQ6 Class X2, 0.5881% 12/15/41 (e)(l)(n)	8,119	13
Series 2005-IQ9 Class X2, 1.0893% 7/15/56 (e)(l)(n)	12,212	58
Series 2006-HQ10 Class X2, 0.4923% 11/12/41 (e)(l)(n)	5,430	35
Series 2006-HQ8 Class A3, 5.4704% 3/12/44 (l)	645	649
Series 2006-IQ11 Class A4, 5.73% 10/15/42 (l)	329	361
Series 2006-T23 Class A3, 5.8184% 8/12/41 (l)	559	597
Series 2007-HQ12 Class A4, 5.5923% 4/12/49 (l)	5,793	6,008
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (l)	1,642	1,706
Class AAB, 5.654% 4/15/49	2,402	2,547
Class B, 5.7233% 4/15/49 (l)	269	121
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	77	77
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4072% 1/15/18 (e)(l)	809	776
Series 2006-WL7A:
Class E, 0.4902% 9/15/21 (e)(l)	1,099	976
Class F, 0.5502% 9/15/21 (e)(l)	1,189	1,044
Class G, 0.5702% 9/15/21 (e)(l)	1,126	945
Class J, 0.8072% 9/15/21 (e)(l)	314	225
Series 2007-WHL8:
Class AP1, 0.9072% 6/15/20 (e)(l)	105	95
Class AP2, 1.0072% 6/15/20 (e)(l)	175	154
Class F, 0.6872% 6/15/20 (e)(l)	2,710	1,762
Class LXR1, 0.9072% 6/15/20 (e)(l)	169	135
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (e)	1,272	1,276
Series 2006-C27 Class A2, 5.624% 7/15/45	28	28
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-C28 Class A4, 5.572% 10/15/48	$ 5,427	$ 5,732
Series 2006-C29 Class A3, 5.313% 11/15/48	2,908	3,086
Series 2007-C30:
Class A3, 5.246% 12/15/43	940	953
Class A4, 5.305% 12/15/43	322	331
Class A5, 5.342% 12/15/43	1,172	1,220
Series 2007-C31:
Class A4, 5.509% 4/15/47	2,475	2,637
Class A5, 5.5% 4/15/47	3,710	3,894
Series 2007-C32:
Class A2, 5.7378% 6/15/49 (l)	1,183	1,195
Class A3, 5.7428% 6/15/49 (l)	15,651	16,464
Series 2003-C6 Class G, 5.125% 8/15/35 (e)(l)	652	641
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (e)(l)	1,055	1,058
Class 180B, 5.3979% 10/15/41 (e)(l)	480	480
Series 2005-C19 Class B, 4.892% 5/15/44	1,095	1,010
Series 2005-C22:
Class B, 5.3592% 12/15/44 (l)	2,428	1,847
Class F, 5.3592% 12/15/44 (e)(l)	1,826	810
Series 2007-C30:
Class C, 5.483% 12/15/43 (l)	3,285	1,626
Class D, 5.513% 12/15/43 (l)	1,752	691
Class XP, 0.4412% 12/15/43 (e)(l)(n)	14,659	148
Series 2007-C31 Class C, 5.6883% 4/15/47 (l)	4,515	2,149
Series 2007-C31A Class A2, 5.421% 4/15/47	3,028	3,150
Series 2007-C32:
Class D, 5.7428% 6/15/49 (l)	823	349
Class E, 5.7428% 6/15/49 (l)	1,297	409
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33:
Class A4, 5.8992% 2/15/51 (l)	5,310	5,635
Class A5, 5.8992% 2/15/51 (l)	12,495	13,450
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $345,490)		412,668
Municipal Securities - 0.2%
	Principal Amount (000s)	Value (000s)
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (l)	$ 1,835	$ 1,903
California Gen. Oblig. 7.5% 4/1/34	3,550	4,210
Illinois Gen. Oblig.:
Series 2011:
5.665% 3/1/18	3,235	3,468
5.877% 3/1/19	1,820	1,946
TOTAL MUNICIPAL SECURITIES (Cost $10,419)		11,527
Foreign Government and Government Agency Obligations - 0.1%

United Mexican States 6.05% 1/11/40 (Cost $3,523)	3,476	3,980
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $410)	412	437
Fixed-Income Funds - 17.6%
	Shares
Fidelity Mortgage Backed Securities Central Fund (m)	6,879,858	743,850
Fidelity Specialized High Income Central Fund (m)	1,253,863	123,706
TOTAL FIXED-INCOME FUNDS (Cost $815,125)		867,556
Cash Equivalents - 3.8%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at:
0.06%, dated 8/31/11 due 9/1/11 (Collateralized by U.S. Government Obligations) # (a)	$ 36,522	$ 36,522
0.07%, dated 8/31/11 due 9/1/11 (Collateralized by U.S. Government Obligations) #	152,431	152,431
TOTAL CASH EQUIVALENTS (Cost $188,953)		188,953
TOTAL INVESTMENT PORTFOLIO - 116.1% (Cost $5,455,743)		5,731,905
NET OTHER ASSETS (LIABILITIES) - (16.1)%		(793,136)
NET ASSETS - 100%		$ 4,938,769
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive from Credit Suisse First Boston, upon credit event of UFJ Finance Aruba AEC, par value of the notional amount of UFJ Finance Aruba AEC 6.75% 7/15/13, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(177,000))	March 2018	$ 5,500	630
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,116,000)(k)	Sept. 2037	5,508	(5,205)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $5,250,000)(k)	Sept. 2037	14,967	(14,145)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $1,302,000)(k)

	Sept. 2037	$ 3,353	$ (3,168)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $4,231,000)(k)	Sept. 2037	11,195	(10,580)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,754,000)(k)	Sept. 2037	6,106	(5,771)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $3,716,000)(k)	Sept. 2037	9,998	(9,449)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca)(j)	August 2034	551	(306)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-Ca)(j)	Oct. 2034	535	(223)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ca)(j)

	April 2032	$ 186	$ (109)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C)(j)	Feb. 2034	4	(3)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-Ca)(j)	Oct. 2034	707	(268)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C)(j)	Sept. 2034	538	(407)
Receive quarterly notional amount multiplied by 4% and pay Morgan Stanley, Inc. upon credit event of Developers Diversified Realty Corp., par value of the notional amount of Developers Diversified Realty Corp. 5.375% 10/15/12 (Rating-Baa3)(j)	March 2013	13,500	583
		$ 72,648	$ (48,421)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $278,707,000 or 5.6% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) A portion of the security is subject to a forward commitment to sell.
(i) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $51,883,000.

(j) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(k) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(l) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(m) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$36,522,000 due 9/01/11 at 0.06%
Barclays Capital, Inc.	36,522
$152,431,000 due 9/01/11 at 0.07%
Barclays Capital, Inc.	$ 36,301
HSBC Securities (USA), Inc.	54,355
ING Financial Markets LLC	625
Mizuho Securities USA, Inc.	61,150
$ 152,431
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 25,366
Fidelity Specialized High Income Central Fund	9,166
Total	$ 34,532
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 885,153	$ 25,366	$ 178,562	$ 743,850	5.8%
Fidelity Specialized High Income Central Fund	143,843	9,165	30,782	123,706	29.4%
Total	$ 1,028,996	$ 34,531	$ 209,344	$ 867,556
* Includes the value of shares delivered through in-kind transactions. See Note 7 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,040,492	$ -	$ 1,040,492	$ -
U.S. Government and Government Agency Obligations	1,609,399	-	1,609,399	-
U.S. Government Agency - Mortgage Securities	1,483,499	-	1,483,499	-
Asset-Backed Securities	53,988	-	42,814	11,174
Collateralized Mortgage Obligations	59,406	-	55,240	4,166
Commercial Mortgage Securities	412,668	-	379,702	32,966
Municipal Securities	11,527	-	11,527	-
Foreign Government and Government Agency Obligations	3,980	-	3,980	-
Supranational Obligations	437	-	437	-
Fixed-Income Funds	867,556	867,556	-	-
Cash Equivalents	188,953	-	188,953	-
Total Investments in Securities:	$ 5,731,905	$ 867,556	$ 4,816,043	$ 48,306
Derivative Instruments:
Assets
Swap Agreements	$ 1,213	$ -	$ 1,213	$ -
Liabilities
Swap Agreements	$ (49,634)	$ -	$ (48,319)	$ (1,315)
Total Derivative Instruments:	$ (48,421)	$ -	$ (47,106)	$ (1,315)
Other Financial Instruments:
Forward Committments	$ 1,200	$ -	$ 1,200	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 68,258
Total Realized Gain (Loss)	(523)
Total Unrealized Gain (Loss)	15,277
Cost of Purchases	23
Proceeds of Sales	(23,963)
Amortization/Accretion	700
Transfers in to Level 3	14,886
Transfers out of Level 3	(26,352)
Ending Balance	$ 48,306
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ 15,156
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (1,687)
Total Unrealized Gain (Loss)	372
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (1,315)
Realized gain (loss) on Swap Agreements for the period	$ 73
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at August 31, 2011	$ 372

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities delivered through affiliated in-kind transactions. See Note 7 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ 1,213	$ (49,634)
Total Value of Derivatives	$ 1,213	$ (49,634)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Income Tax Information

At August 31, 2011, the Fund had a capital loss carryforward of approximately $317,694,000 of which $133,458,000 and $184,236,000 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2011
Assets
Investment in securities, at value (including securities loaned of $35,646 and repurchase agreements of $188,953) - See accompanying schedule: Unaffiliated issuers (cost $4,640,618)	$ 4,864,349
Fidelity Central Funds (cost $815,125)	867,556
Total Investments (cost $5,455,743)		$ 5,731,905
Commitment to sell securities on a delayed delivery basis	(565,525)
Receivable for securities sold on a delayed delivery basis	566,725	1,200
Receivable for investments sold, regular delivery		1
Cash		2
Receivable for swap agreements		13
Receivable for fund shares sold		4,038
Interest receivable		29,086
Swap agreements, at value		1,213
Other receivables		127
Total assets		5,767,585
Liabilities
Payable for investments purchased Regular delivery	$ 58,018
Delayed delivery	672,142
Payable for swap agreements	678
Payable for fund shares redeemed	8,625
Distributions payable	1,139
Swap agreements, at value	49,634
Accrued management fee	1,301
Distribution and service plan fees payable	60
Other affiliated payables	571
Other payables and accrued expenses	126
Collateral on securities loaned, at value	36,522
Total liabilities		828,816

Net Assets		$ 4,938,769
Net Assets consist of:
Paid in capital		$ 5,133,517
Distributions in excess of net investment income		4,825
Accumulated undistributed net realized gain (loss) on investments		(432,502)
Net unrealized appreciation (depreciation) on investments		232,929
Net Assets		$ 4,938,769

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($100,996 ÷ 13,183 shares)	$ 7.66

Maximum offering price per share (100/96.00 of $7.66)	$ 7.98
Class T: Net Asset Value and redemption price per share ($38,306 ÷ 4,998 shares)	$ 7.66

Maximum offering price per share (100/96.00 of $7.66)	$ 7.98
Class B: Net Asset Value and offering price per share ($8,220 ÷ 1,072 shares)A	$ 7.67

Class C: Net Asset Value and offering price per share ($30,911 ÷ 4,030 shares)A	$ 7.67

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($4,669,567 ÷ 609,106 shares)	$ 7.67

Institutional Class: Net Asset Value, offering price and redemption price per share ($90,769 ÷ 11,829 shares)	$ 7.67

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2011

Investment Income
Dividends		$ 110
Interest		194,428
Income from Fidelity Central Funds		34,532
Total income		229,070

Expenses
Management fee	$ 19,413
Transfer agent fees	6,375
Distribution and service plan fees	895
Fund wide operations fee	2,108
Independent trustees' compensation	25
Miscellaneous	24
Total expenses before reductions	28,840
Expense reductions	(1)	28,839
Net investment income (loss)		200,231
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	154,393
Fidelity Central Funds	10,615
Redemption in-kind with affiliated entities	65,117
Swap agreements	7,711
Total net realized gain (loss)		237,836
Change in net unrealized appreciation (depreciation) on: Investment securities	(149,545)
Swap agreements	5,981
Delayed delivery commitments	799
Total change in net unrealized appreciation (depreciation)		(142,765)
Net gain (loss)		95,071
Net increase (decrease) in net assets resulting from operations		$ 295,302

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2011	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 200,231	$ 261,967
Net realized gain (loss)	237,836	175,333
Change in net unrealized appreciation (depreciation)	(142,765)	359,702
Net increase (decrease) in net assets resulting from operations	295,302	797,002
Distributions to shareholders from net investment income	(191,850)	(247,482)
Share transactions - net increase (decrease)	(2,812,930)	891,216
Total increase (decrease) in net assets	(2,709,478)	1,440,736

Net Assets
Beginning of period	7,648,247	6,207,511
End of period (including distributions in excess of net investment income of $4,825 and undistributed net investment income of $15,919, respectively)	$ 4,938,769	$ 7,648,247

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.47	$ 6.89	$ 6.89	$ 7.18	$ 7.35
Income from Investment Operations
Net investment income (loss) C	.220	.254	.303	.331	.353
Net realized and unrealized gain (loss)	.183	.566	.007	(.303)	(.161)
Total from investment operations	.403	.820	.310	.028	.192
Distributions from net investment income	(.213)	(.240)	(.310)	(.311)	(.352)
Distributions from net realized gain	-	-	-	(.007)	(.010)
Total distributions	(.213)	(.240)	(.310)	(.318)	(.362)
Net asset value, end of period	$ 7.66	$ 7.47	$ 6.89	$ 6.89	$ 7.18
Total Return A, B	5.49%	12.10%	4.89%	.36%	2.61%
Ratios to Average Net Assets D, F
Expenses before reductions	.78%	.77%	.79%	.80%	.75%
Expenses net of fee waivers, if any	.78%	.77%	.79%	.80%	.75%
Expenses net of all reductions	.78%	.77%	.79%	.80%	.74%
Net investment income (loss)	2.94%	3.55%	4.67%	4.67%	4.83%
Supplemental Data
Net assets, end of period (in millions)	$ 101	$ 173	$ 145	$ 79	$ 79
Portfolio turnover rate E	275% H	174% I	119% G, I	231%	181% I

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.47	$ 6.90	$ 6.89	$ 7.18	$ 7.35
Income from Investment Operations
Net investment income (loss) C	.218	.252	.302	.332	.350
Net realized and unrealized gain (loss)	.182	.555	.016	(.303)	(.163)
Total from investment operations	.400	.807	.318	.029	.187
Distributions from net investment income	(.210)	(.237)	(.308)	(.312)	(.347)
Distributions from net realized gain	-	-	-	(.007)	(.010)
Total distributions	(.210)	(.237)	(.308)	(.319)	(.357)
Net asset value, end of period	$ 7.66	$ 7.47	$ 6.90	$ 6.89	$ 7.18
Total Return A, B	5.46%	11.90%	5.02%	.36%	2.54%
Ratios to Average Net Assets D, F
Expenses before reductions	.81%	.80%	.82%	.80%	.80%
Expenses net of fee waivers, if any	.81%	.80%	.82%	.80%	.80%
Expenses net of all reductions	.81%	.80%	.82%	.79%	.79%
Net investment income (loss)	2.91%	3.51%	4.65%	4.67%	4.77%
Supplemental Data
Net assets, end of period (in millions)	$ 38	$ 53	$ 46	$ 53	$ 68
Portfolio turnover rate E	275% H	174% I	119% G, I	231%	181% I

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.48	$ 6.90	$ 6.89	$ 7.19	$ 7.36
Income from Investment Operations
Net investment income (loss) C	.165	.201	.257	.281	.299
Net realized and unrealized gain (loss)	.182	.566	.016	(.313)	(.164)
Total from investment operations	.347	.767	.273	(.032)	.135
Distributions from net investment income	(.157)	(.187)	(.263)	(.261)	(.295)
Distributions from net realized gain	-	-	-	(.007)	(.010)
Total distributions	(.157)	(.187)	(.263)	(.268)	(.305)
Net asset value, end of period	$ 7.67	$ 7.48	$ 6.90	$ 6.89	$ 7.19
Total Return A, B	4.71%	11.26%	4.29%	(.49)%	1.83%
Ratios to Average Net Assets D, F
Expenses before reductions	1.51%	1.51%	1.51%	1.50%	1.50%
Expenses net of fee waivers, if any	1.51%	1.51%	1.51%	1.50%	1.50%
Expenses net of all reductions	1.51%	1.51%	1.51%	1.50%	1.50%
Net investment income (loss)	2.21%	2.81%	3.95%	3.96%	4.07%
Supplemental Data
Net assets, end of period (in millions)	$ 8	$ 12	$ 11	$ 9	$ 10
Portfolio turnover rate E	275% H	174% I	119% G, I	231%	181% I

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.48	$ 6.90	$ 6.90	$ 7.19	$ 7.36
Income from Investment Operations
Net investment income (loss) C	.164	.200	.255	.278	.294
Net realized and unrealized gain (loss)	.182	.566	.005	(.304)	(.163)
Total from investment operations	.346	.766	.260	(.026)	.131
Distributions from net investment income	(.156)	(.186)	(.260)	(.257)	(.291)
Distributions from net realized gain	-	-	-	(.007)	(.010)
Total distributions	(.156)	(.186)	(.260)	(.264)	(.301)
Net asset value, end of period	$ 7.67	$ 7.48	$ 6.90	$ 6.90	$ 7.19
Total Return A, B	4.70%	11.24%	4.09%	(.40)%	1.77%
Ratios to Average Net Assets D, F
Expenses before reductions	1.53%	1.52%	1.55%	1.55%	1.55%
Expenses net of fee waivers, if any	1.53%	1.52%	1.55%	1.55%	1.55%
Expenses net of all reductions	1.53%	1.52%	1.55%	1.55%	1.55%
Net investment income (loss)	2.19%	2.79%	3.91%	3.91%	4.02%
Supplemental Data
Net assets, end of period (in millions)	$ 31	$ 35	$ 27	$ 14	$ 17
Portfolio turnover rate E	275% I	174% H	119% G, H	231%	181% H

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investment Grade Bond

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.47	$ 6.90	$ 6.89	$ 7.19	$ 7.35
Income from Investment Operations
Net investment income (loss) B	.245	.277	.326	.356	.376
Net realized and unrealized gain (loss)	.192	.556	.015	(.313)	(.153)
Total from investment operations	.437	.833	.341	.043	.223
Distributions from net investment income	(.237)	(.263)	(.331)	(.336)	(.373)
Distributions from net realized gain	-	-	-	(.007)	(.010)
Total distributions	(.237)	(.263)	(.331)	(.343)	(.383)
Net asset value, end of period	$ 7.67	$ 7.47	$ 6.90	$ 6.89	$ 7.19
Total Return A	5.97%	12.29%	5.39%	.57%	3.05%
Ratios to Average Net Assets C, E
Expenses before reductions	.45%	.45%	.46%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.46%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.46%	.44%	.44%
Net investment income (loss)	3.27%	3.86%	5.00%	5.02%	5.13%
Supplemental Data
Net assets, end of period (in millions)	$ 4,670	$ 7,345	$ 5,951	$ 9,814	$ 11,739
Portfolio turnover rate D	275% H	174% G	119% F, G	231%	181% G

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.48	$ 6.90	$ 6.90	$ 7.19	$ 7.36
Income from Investment Operations
Net investment income (loss) B	.240	.274	.322	.353	.374
Net realized and unrealized gain (loss)	.184	.565	.005	(.303)	(.163)
Total from investment operations	.424	.839	.327	.050	.211
Distributions from net investment income	(.234)	(.259)	(.327)	(.333)	(.371)
Distributions from net realized gain	-	-	-	(.007)	(.010)
Total distributions	(.234)	(.259)	(.327)	(.340)	(.381)
Net asset value, end of period	$ 7.67	$ 7.48	$ 6.90	$ 6.90	$ 7.19
Total Return A	5.79%	12.38%	5.16%	.66%	2.88%
Ratios to Average Net Assets C, E
Expenses before reductions	.48%	.50%	.53%	.50%	.48%
Expenses net of fee waivers, if any	.48%	.50%	.53%	.50%	.48%
Expenses net of all reductions	.48%	.50%	.53%	.49%	.47%
Net investment income (loss)	3.24%	3.82%	4.94%	4.97%	5.10%
Supplemental Data
Net assets, end of period (in millions)	$ 91	$ 30	$ 27	$ 34	$ 41
Portfolio turnover rate D	275% H	174% G	119% F, G	231%	181% G

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended August 31, 2011

(Amounts in thousands except ratios)

1. Organization.

Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Investment Grade Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. In September 2011 the Board of Trustees approved a change in the name of Fidelity Fixed-Income Trust to Fidelity Salem Street Trust effective October 14, 2011.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

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2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund are available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers

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3. Significant Accounting Policies - continued

Security Valuation - continued

comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though the principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses - continued

of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Inflation income is distributed as a short-term capital gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, redemption in-kind, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards, and losses deferred due to wash sales.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 224,594
Gross unrealized depreciation	(51,731)
Net unrealized appreciation (depreciation) on securities and other investments	$ 172,863

Tax Cost	$ 5,559,042

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (317,694)
Net unrealized appreciation (depreciation)	$ 129,531

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act is August 31, 2012.

The tax character of distributions paid was as follows:

	August 31, 2011	August 31, 2010
Ordinary Income	$ 191,850	$ 247,482

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Repurchase Agreements. Fidelity Management and Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The

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5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer to a financial instrument to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (9,709)	$ 10,144
Interest Rate Risk
Swap Agreements	17,420	(4,163)
Totals (a)	$ 7,711	$ 5,981

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include credit risk and interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

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5. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Credit Default Swaps - continued

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $67,148 representing 1.4% of net assets.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, aggregated $728,942 and $1,108,242, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

In addition, under the expense contract, FMR pays all class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

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7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 391	$ 11
Class T	-%	.25%	114	3
Class B	.65%	.25%	88	64
Class C	.75%	.25%	302	48
			$ 895	$ 126

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 18
Class T	6
Class B*	23
Class C*	4
$ 51

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond. FIIOC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 276.18
Class T	94.21
Class B	26.26
Class C	53.18
Investment Grade Bond	5,881.10
Institutional Class	45.13
	$ 6,375

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

Redemption In-Kind. During the period, 203,418 shares of the Fund held by an affiliated entity were redeemed in kind for cash and securities, including accrued interest, with a value of $1,507,329. The net realized gain (loss) of $65,117 on securities delivered through the in-kind redemption is included in the accompanying Statement of Operations. The amount of the in-kind redemption is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 12: Share Transactions. The redemption was generally tax free for the Fund.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has

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8. Committed Line of Credit - continued

agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $23 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $45.

10. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2011	2010
From net investment income
Class A	$ 4,429	$ 5,063
Class T	1,275	1,546
Class B	205	292
Class C	628	783
Investment Grade Bond	184,242	238,838
Institutional Class	1,071	960
Total	$ 191,850	$ 247,482

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2011	2010	2011	2010
Class A
Shares sold	7,437	9,628	$ 55,663	$ 69,206
Reinvestment of distributions	350	439	2,623	3,155
Shares redeemed	(17,751)	(7,903)	(133,401)	(56,412)
Net increase (decrease)	(9,964)	2,164	$ (75,115)	$ 15,949
Class T
Shares sold	1,842	2,791	$ 13,751	$ 20,026
Reinvestment of distributions	154	197	1,153	1,416
Shares redeemed	(4,071)	(2,638)	(30,448)	(18,750)
Net increase (decrease)	(2,075)	350	$ (15,544)	$ 2,692
Class B
Shares sold	234	693	$ 1,754	$ 4,986
Reinvestment of distributions	19	31	146	222
Shares redeemed	(772)	(735)	(5,767)	(5,261)
Net increase (decrease)	(519)	(11)	$ (3,867)	$ (53)
Class C
Shares sold	1,331	2,029	$ 10,087	$ 14,572
Reinvestment of distributions	68	82	507	591
Shares redeemed	(2,050)	(1,356)	(15,297)	(9,700)
Net increase (decrease)	(651)	755	$ (4,703)	$ 5,463
Investment Grade Bond
Shares sold	310,968	332,220	$ 2,323,412	$ 2,382,429
Reinvestment of distributions	22,688	31,428	169,928	225,823
Shares redeemed	(707,179)A	(243,762)	(5,266,058)A	(1,742,304)
Net increase (decrease)	(373,523)	119,886	$ (2,772,718)	$ 865,948
Institutional Class
Shares sold	9,656	2,015	$ 73,244	$ 14,647
Reinvestment of distributions	101	111	757	796
Shares redeemed	(2,000)	(1,978)	(14,984)	(14,226)
Net increase (decrease)	7,757	148	$ 59,017	$ 1,217

A Amount includes in-kind redemptions (see Note 7: Redemption in-kind)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

Annual Report

13. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

14. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to change in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust (formerly Fidelity Fixed-Income Trust) and the Shareholders of Fidelity Investment Grade Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Investment Grade Bond Fund (a fund of Fidelity Salem Street Trust) atAugust 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Investment Grade Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 19, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 424 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund's are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 19.46% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $113,364,807 of distributions paid during the period January 1, 2011, to August 31, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

IGB-UANN-1011
1.784722.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Investment Grade Bond
Fund - Class A, Class T, Class B
and Class C

Annual Report

August 31, 2011

Class A, Class T, Class B, and Class C are classes of Fidelity® Investment Grade
Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended August 31, 2011	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge) A	1.27%	4.16%	4.51%
Class T (incl. 4.00% sales charge) B	1.24%	4.13%	4.44%
Class B (incl. contingent deferred sales charge) C	-0.29%	3.90%	4.39%
Class C (incl. contingent deferred sales charge) D	3.70%	4.21%	4.19%

A As of April 1, 2007, Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on August 27, 2002. Returns between August 27, 2002 and March 31, 2007 reflect a 0.15% 12b-1 fee. Returns prior to August 27, 2002 are those of Fidelity® Investment Grade Bond Fund, the original class of the fund, which has no 12b-1 fee. Had Class A shares' current 12b-1 fee been reflected, returns prior to April 1, 2007 would have been lower.

B Class T shares bear a 0.25% 12b-1 fee. The initial offering of Class T shares took place on August 27, 2002. Returns prior to August 27, 2002 are those of Fidelity® Investment Grade Bond Fund, the original class of the fund, which has no 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to August 27, 2002 would have been lower.

C Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on August 27, 2002. Returns prior to August 27, 2002 are those of Fidelity Investment Grade Bond Fund, the original class of the fund, which has no 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to August 27, 2002 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past 10 years total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on August 27, 2002. Returns prior to August 27, 2002 are those of Fidelity Investment Grade Bond Fund, the original ,class of the fund, which has no 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to August 27, 2002 would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past 10 years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Investment Grade Bond Fund - Class A on August 31, 2001, and the current 4.00% sales charge was paid. The chart shows how the value of the investment would have changed, and also shows how the Barclays Capital® U.S. Aggregate Bond Index performed over the same period. The initial offering of Class A took place on August 27, 2002. See the previous page for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Against the backdrop of ultra-low interest rates and heightened volatility, U.S. taxable investment-grade bonds generated moderate gains for the year ending August 31, 2011, as evidenced by the 4.62% advance of the Barclays Capital® U.S. Aggregate Bond Index. Among the sectors that comprise the index, the best performers were on the riskier end of the spectrum, bolstered by improving economic data. Buoyed by a strong first half, commercial mortgage-backed securities (CMBS) fared best, gaining 5.94% amid continued modest improvement in commercial real estate fundamentals. Investment-grade corporate bonds rose 4.98%, due in large part to increased corporate profitability, high cash balances, reduced debt levels and improved credit conditions. Residential mortgage-backed securities also rose 4.98%, supported by a combination of slower-than-expected prepayments and strong demand from investors seeking higher-yielding alternatives to government bonds. Meanwhile, U.S. Treasury bonds gained 4.17%. After underperforming in the first half, when economic data was strong, Treasuries performed exceedingly well in the second half, when the economy weakened, sovereign debt woes in Europe worsened, Congress wrangled over raising the federal debt ceiling and Standard & Poor's downgraded the long-term sovereign credit rating of the United States. U.S. Government agency securities returned 3.04%.

Comments from Jeffrey Moore, Portfolio Manager of Fidelity Advisor® Investment Grade Bond Fund: For the year ending August 31, 2011, the fund's Class A, Class T, Class B and Class C shares gained 5.49%, 5.46%, 4.71% and 4.70%, respectively (excluding sales charges), topping the Barclays Capital® U.S. Aggregate Bond Index. The key to good performance during such a volatile year was an ability to find and quickly take advantage of fleeting value in the marketplace. Fortunately, Fidelity's research team and I were able to do this. Early on, for example, our more-cautious outlook led us to sell some higher-risk assets and use the proceeds to buy U.S. Treasury debt, including an out-of-benchmark stake in Treasury Inflation-Protected Securities (TIPS). These purchases worked out very well. Another positive was very good selection of residential mortgage bonds, which made up for an unhelpful decision to underweight agency mortgage securities. Favorable positioning among commercial mortgage-backed securities (CMBS) and corporate bonds also contributed. One modest negative was having almost no exposure to sovereign and supranational debt, a small portion of the benchmark that fared relatively well. The fund also suffered from being mostly unrepresented in local authority bonds, which gained ground.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Class A	.77%
Actual		$ 1,000.00	$ 1,048.00	$ 3.97
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class T	.81%
Actual		$ 1,000.00	$ 1,047.80	$ 4.18
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 4.13
Class B	1.50%
Actual		$ 1,000.00	$ 1,045.50	$ 7.73
HypotheticalA		$ 1,000.00	$ 1,017.64	$ 7.63
Class C	1.51%
Actual		$ 1,000.00	$ 1,044.00	$ 7.78
HypotheticalA		$ 1,000.00	$ 1,017.59	$ 7.68
Investment Grade Bond	.45%
Actual		$ 1,000.00	$ 1,051.00	$ 2.33
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.48%
Actual		$ 1,000.00	$ 1,049.40	$ 2.48
HypotheticalA		$ 1,000.00	$ 1,022.79	$ 2.45

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2011	As of February 28, 2011
U.S. Government and U.S. Government Agency Obligations 81.3%	U.S. Government and U.S. Government Agency Obligations 78.3%
AAA 5.5%	AAA 6.0%
AA 3.1%	AA 2.5%
A 6.5%	A 7.2%
BBB 13.2%	BBB 12.5%
BB and Below 6.0%	BB and Below 5.0%
Not Rated 0.1%	Not Rated 0.1%
Short-Term Investments and Net Other Assets† (15.7)%	Short-Term Investments and Net Other Assets† (11.6)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Weighted Average Maturity as of August 31, 2011
6 months ago
Years	6.2	6.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2011
6 months ago
Years	4.8	5.0

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2011*		As of February 28, 2011**
	Corporate Bonds 23.3%		Corporate Bonds 22.5%
	U.S. Government and U.S. Government Agency Obligations 81.3%		U.S. Government and U.S. Government Agency Obligations 78.3%
	Asset-Backed Securities 1.1%		Asset-Backed Securities 1.6%
	CMOs and Other Mortgage Related Securities 9.6%		CMOs and Other Mortgage Related Securities 8.7%
	Municipal Bonds 0.2%		Municipal Bonds 0.3%
	Other Investments 0.2%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets† (15.7)%		Short-Term Investments and Net Other Assets† (11.6)%
* Foreign investments	3.1%	** Foreign investments	3.7%
* Futures and Swaps	(0.1)%	** Futures and Swaps	(0.6)%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity, as applicable.

Annual Report

Investments August 31, 2011

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.1%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.6%
Household Durables - 0.1%
Fortune Brands, Inc.:
5.375% 1/15/16	$ 470	$ 521
5.875% 1/15/36	3,062	3,126
6.375% 6/15/14	2,462	2,748
		6,395
Media - 1.5%
Comcast Corp.:
5.7% 5/15/18	6,385	7,395
6.55% 7/1/39	4,789	5,459
Discovery Communications LLC:
3.7% 6/1/15	3,783	4,041
6.35% 6/1/40	3,458	3,893
Liberty Media Corp. 8.25% 2/1/30	2,435	2,380
NBCUniversal Media LLC:
3.65% 4/30/15	4,134	4,386
5.15% 4/30/20	5,465	6,053
6.4% 4/30/40	5,000	5,649
News America Holdings, Inc. 7.75% 12/1/45	2,832	3,335
News America, Inc. 6.15% 2/15/41	2,746	2,863
Time Warner Cable, Inc.:
5.85% 5/1/17	12,691	14,301
6.75% 7/1/18	5,587	6,574
Time Warner, Inc. 6.2% 3/15/40	5,000	5,361
		71,690
TOTAL CONSUMER DISCRETIONARY		78,085
CONSUMER STAPLES - 0.9%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (e)	5,189	5,743
Food & Staples Retailing - 0.0%
CVS Caremark Corp. 4.125% 5/15/21	1,703	1,725
Food Products - 0.1%
Kraft Foods, Inc. 6.5% 8/11/17	4,718	5,698
Tobacco - 0.7%
Altria Group, Inc.:
9.25% 8/6/19	5,257	6,939
9.7% 11/10/18	5,570	7,355
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.:
6.75% 6/15/17	$ 7,156	$ 8,425
7.25% 6/15/37	9,654	10,754
		33,473
TOTAL CONSUMER STAPLES		46,639
ENERGY - 1.9%
Energy Equipment & Services - 0.2%
DCP Midstream LLC 5.35% 3/15/20 (e)	4,973	5,478
El Paso Pipeline Partners Operating Co. LLC 4.1% 11/15/15	6,122	6,443
Weatherford International Ltd. 5.15% 3/15/13	976	1,028
		12,949
Oil, Gas & Consumable Fuels - 1.7%
Anadarko Petroleum Corp. 6.375% 9/15/17	9,817	11,329
Kaneb Pipe Line Operations Participation LP 7.75% 2/15/12	6,497	6,667
Marathon Petroleum Corp. 5.125% 3/1/21 (e)	3,437	3,665
Nakilat, Inc. 6.067% 12/31/33 (e)	2,634	2,845
Nexen, Inc. 6.4% 5/15/37	8,585	8,809
Petro-Canada 6.05% 5/15/18	1,963	2,274
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	5,695	5,838
5.75% 1/20/20	17,057	18,505
Petroleos Mexicanos 5.5% 1/21/21 (e)	4,619	5,023
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (e)	2,794	2,892
5.5% 9/30/14 (e)	3,906	4,306
6.75% 9/30/19 (e)	2,556	3,067
Spectra Energy Partners, LP:
2.95% 6/15/16	860	884
4.6% 6/15/21	1,124	1,161
Western Gas Partners LP 5.375% 6/1/21	4,907	5,167
		82,432
TOTAL ENERGY		95,381
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - 12.0%
Capital Markets - 1.8%
Goldman Sachs Group, Inc.:
5.25% 7/27/21	$ 9,160	$ 9,275
5.95% 1/18/18	4,817	5,121
6.75% 10/1/37	4,560	4,317
Janus Capital Group, Inc. 5.875% 9/15/11 (c)	2,730	2,732
JPMorgan Chase Capital XVII 5.85% 8/1/35	1,820	1,778
JPMorgan Chase Capital XX 6.55% 9/29/36	7,448	7,398
Lazard Group LLC:
6.85% 6/15/17	2,464	2,771
7.125% 5/15/15	7,737	8,724
Morgan Stanley:
4.1% 1/26/15	5,004	4,978
4.75% 4/1/14	1,376	1,395
5.45% 1/9/17	5,100	5,226
5.5% 7/28/21	4,490	4,478
6% 5/13/14	5,474	5,746
6.625% 4/1/18	7,981	8,544
7.3% 5/13/19	4,777	5,330
Northern Trust Corp. 3.375% 8/23/21	1,157	1,155
UBS AG Stamford Branch 3.875% 1/15/15	8,300	8,607
		87,575
Commercial Banks - 2.4%
Bank of America NA 5.3% 3/15/17	7,041	6,887
BB&T Capital Trust IV 6.82% 6/12/77 (l)	583	584
Credit Suisse (Guernsey) Ltd. 5.86% (f)(l)	6,365	5,506
Credit Suisse New York Branch 6% 2/15/18	8,405	8,850
DBS Bank Ltd. (Singapore) 0.5101% 5/16/17 (e)(l)	1,517	1,495
Discover Bank:
7% 4/15/20	2,536	2,757
8.7% 11/18/19	5,944	6,998
Export-Import Bank of Korea 5.25% 2/10/14 (e)	3,402	3,625
Fifth Third Bancorp:
3.625% 1/25/16	3,326	3,370
4.5% 6/1/18	2,054	2,050
8.25% 3/1/38	2,385	2,696
Fifth Third Bank 4.75% 2/1/15	949	1,013
Fifth Third Capital Trust IV 6.5% 4/15/67 (l)	3,533	3,277
HBOS PLC 6.75% 5/21/18 (e)	3,056	2,825
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,827
JPMorgan Chase Bank 6% 10/1/17	5,986	6,705
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
KeyBank NA:
5.45% 3/3/16	$ 2,190	$ 2,374
5.8% 7/1/14	4,173	4,558
6.95% 2/1/28	1,344	1,499
KeyCorp. 5.1% 3/24/21	2,442	2,498
Korea Development Bank 5.75% 9/10/13	3,220	3,470
Manufacturers & Traders Trust Co. 1.7458% 4/1/13 (l)	572	571
Marshall & Ilsley Bank:
4.85% 6/16/15	2,284	2,497
5% 1/17/17	6,464	6,945
5.25% 9/4/12	1,692	1,740
6.375% 9/1/11	6,820	6,820
Regions Bank:
6.45% 6/26/37	8,147	6,945
7.5% 5/15/18	3,713	3,620
Regions Financial Corp.:
5.75% 6/15/15	1,094	1,034
7.75% 11/10/14	4,705	4,670
SunTrust Banks, Inc. 3.6% 4/15/16	4,164	4,180
Wachovia Corp. 4.875% 2/15/14	4,283	4,520
		118,406
Consumer Finance - 0.2%
Discover Financial Services 10.25% 7/15/19	3,781	4,879
SLM Corp.:
0.483% 10/25/11 (l)	1,848	1,844
0.553% 1/27/14 (l)	1,055	951
5% 10/1/13	391	393
		8,067
Diversified Financial Services - 2.1%
Bank of America Corp. 5.75% 12/1/17	13,408	13,928
BP Capital Markets PLC:
3.125% 10/1/15	5,742	6,006
3.625% 5/8/14	5,058	5,334
4.742% 3/11/21	4,290	4,694
Capital One Capital V 10.25% 8/15/39	2,114	2,195
Citigroup, Inc.:
3.953% 6/15/16	4,945	5,050
5.5% 4/11/13	20,020	20,857
6.125% 5/15/18	9,472	10,332
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.: - continued
6.5% 8/19/13	$ 1,317	$ 1,401
JPMorgan Chase & Co. 4.95% 3/25/20	8,888	9,470
Prime Property Funding, Inc.:
5.125% 6/1/15 (e)	6,741	7,146
5.35% 4/15/12 (e)	1,530	1,558
5.5% 1/15/14 (e)	4,505	4,814
TECO Finance, Inc.:
4% 3/15/16	1,439	1,539
5.15% 3/15/20	2,067	2,303
ZFS Finance USA Trust II 6.45% 12/15/65 (e)(l)	3,532	3,461
ZFS Finance USA Trust IV 5.875% 5/9/62 (e)(l)	1,161	1,092
ZFS Finance USA Trust V 6.5% 5/9/67 (e)(l)	2,033	1,942
		103,122
Insurance - 1.8%
Aon Corp.:
3.125% 5/27/16	4,240	4,243
3.5% 9/30/15	2,336	2,423
5% 9/30/20	2,730	2,935
6.25% 9/30/40	1,748	1,925
Assurant, Inc. 5.625% 2/15/14	4,022	4,268
Axis Capital Holdings Ltd. 5.75% 12/1/14	6,279	6,843
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (e)(l)	10,398	9,904
Liberty Mutual Group, Inc.:
5% 6/1/21 (e)	4,901	4,777
6.7% 8/15/16 (e)	7,459	8,190
10.75% 6/15/88 (e)(l)	4,022	4,947
Lincoln National Corp. 7% 5/17/66 (l)	1,136	1,056
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	2,999
MetLife, Inc. 6.75% 6/1/16	4,485	5,253
Metropolitan Life Global Funding I:
5.125% 4/10/13 (e)	5,619	5,935
5.125% 6/10/14 (e)	3,959	4,318
Pacific Life Global Funding 5.15% 4/15/13 (e)	4,733	4,991
Pacific Life Insurance Co. 9.25% 6/15/39 (e)	4,357	5,751
Symetra Financial Corp. 6.125% 4/1/16 (e)	4,900	5,214
Unum Group 5.625% 9/15/20	3,183	3,472
		89,444
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 1.0%
AvalonBay Communities, Inc.:
5.5% 1/15/12	$ 770	$ 782
6.125% 11/1/12	1,160	1,220
Camden Property Trust:
5.375% 12/15/13	1,818	1,944
5.875% 11/30/12	687	718
Developers Diversified Realty Corp.:
4.75% 4/15/18	3,793	3,599
5.375% 10/15/12	4,283	4,334
7.5% 4/1/17	2,623	2,916
9.625% 3/15/16	3,987	4,740
Duke Realty LP:
4.625% 5/15/13	317	329
5.875% 8/15/12	571	589
Equity One, Inc.:
5.375% 10/15/15	585	620
6% 9/15/17	3,250	3,389
6.25% 12/15/14	2,985	3,206
6.25% 1/15/17	2,136	2,295
Federal Realty Investment Trust:
5.4% 12/1/13	2,627	2,800
5.9% 4/1/20	1,389	1,502
6% 7/15/12	1,579	1,632
6.2% 1/15/17	1,215	1,378
HRPT Properties Trust:
5.75% 11/1/15	2,002	2,144
6.65% 1/15/18	3,200	3,605
UDR, Inc. 5.5% 4/1/14	6,383	6,838
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,736	1,868
		52,448
Real Estate Management & Development - 2.3%
AMB Property LP:
5.9% 8/15/13	4,537	4,702
6.3% 6/1/13	4,607	4,874
BioMed Realty LP:
3.85% 4/15/16	5,000	5,045
6.125% 4/15/20	1,872	2,021
Brandywine Operating Partnership LP:
5.7% 5/1/17	2,243	2,347
5.75% 4/1/12	3,189	3,249
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Colonial Properties Trust:
5.5% 10/1/15	$ 5,995	$ 6,349
6.875% 8/15/12	3,309	3,419
Colonial Realty LP 6.05% 9/1/16	4,436	4,658
Digital Realty Trust LP 4.5% 7/15/15	2,667	2,762
Duke Realty LP:
5.4% 8/15/14	5,135	5,431
5.5% 3/1/16	5,038	5,342
5.95% 2/15/17	1,536	1,664
6.25% 5/15/13	3,807	4,025
6.5% 1/15/18	5,065	5,507
ERP Operating LP:
5.2% 4/1/13	6,349	6,674
5.5% 10/1/12	6,078	6,343
5.75% 6/15/17	1,259	1,422
6.625% 3/15/12	1,111	1,142
Liberty Property LP:
5.5% 12/15/16	3,158	3,505
6.375% 8/15/12	2,174	2,260
6.625% 10/1/17	3,709	4,370
Post Apartment Homes LP 6.3% 6/1/13	5,470	5,846
Reckson Operating Partnership LP 6% 3/31/16	1,224	1,296
Regency Centers LP 6.75% 1/15/12	5,856	5,970
Tanger Properties LP:
6.125% 6/1/20	3,058	3,452
6.15% 11/15/15	9,117	10,276
		113,951
Thrifts & Mortgage Finance - 0.4%
Bank of America Corp.:
3.75% 7/12/16	5,150	5,081
5.65% 5/1/18	3,225	3,288
6.5% 8/1/16	5,430	5,825
First Niagara Financial Group, Inc. 6.75% 3/19/20	4,247	4,716
		18,910
TOTAL FINANCIALS		591,923
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Express Scripts, Inc.:
3.125% 5/15/16	$ 4,472	$ 4,572
6.25% 6/15/14	1,557	1,734
		6,306
INDUSTRIALS - 0.3%
Airlines - 0.2%
Continental Airlines, Inc.:
6.545% 8/2/20	1,177	1,224
6.795% 2/2/20	405	391
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	2,187	2,143
8.36% 1/20/19	7,501	7,501
		11,259
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (l)	2,984	3,018
TOTAL INDUSTRIALS		14,277
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	4,695	5,129
6.55% 10/1/17	2,421	2,880
		8,009
MATERIALS - 0.4%
Chemicals - 0.3%
Dow Chemical Co. 7.6% 5/15/14	13,026	15,012
Metals & Mining - 0.1%
ArcelorMittal SA 3.75% 3/1/16	1,580	1,563
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (e)	4,183	4,442
		6,005
TOTAL MATERIALS		21,017
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.7%
AT&T, Inc. 6.8% 5/15/36	5,000	5,860
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
BellSouth Capital Funding Corp. 7.875% 2/15/30	$ 4,203	$ 5,440
CenturyLink, Inc.:
6.15% 9/15/19	2,073	2,043
6.45% 6/15/21	5,399	5,251
7.6% 9/15/39	1,063	978
Deutsche Telekom International Financial BV 5.875% 8/20/13	4,937	5,346
Embarq Corp. 7.995% 6/1/36	2,019	1,915
Telefonica Emisiones SAU 5.855% 2/4/13	1,287	1,329
Verizon Communications, Inc. 6.1% 4/15/18	6,019	7,155
		35,317
Wireless Telecommunication Services - 0.7%
America Movil SAB de CV 2.375% 9/8/16 (g)	3,546	3,517
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	8,998	9,894
5.875% 10/1/19	6,291	7,244
6.35% 3/15/40	1,971	2,155
Sprint Nextel Corp. 6% 12/1/16	10,058	9,681
		32,491
TOTAL TELECOMMUNICATION SERVICES		67,808
UTILITIES - 2.3%
Electric Utilities - 1.1%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,410	5,897
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (e)	3,318	3,359
6.4% 9/15/20 (e)	8,975	9,390
Edison International 3.75% 9/15/17	3,716	3,855
EDP Finance BV 6% 2/2/18 (e)	7,773	6,513
FirstEnergy Corp. 7.375% 11/15/31	6,758	7,841
FirstEnergy Solutions Corp. 6.05% 8/15/21	2,899	3,174
LG&E and KU Energy LLC 2.125% 11/15/15	4,231	4,190
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	5,634
Pepco Holdings, Inc. 2.7% 10/1/15	3,942	4,031
		53,884
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (e)	$ 2,894	$ 3,327
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21 (e)	1,522	1,585
		4,912
Independent Power Producers & Energy Traders - 0.6%
Duke Capital LLC 5.668% 8/15/14	6,310	7,011
Exelon Generation Co. LLC:
4% 10/1/20	4,789	4,758
5.35% 1/15/14	5,292	5,708
PPL Energy Supply LLC:
6.2% 5/15/16	2,534	2,914
6.5% 5/1/18	5,351	6,318
		26,709
Multi-Utilities - 0.5%
Dominion Resources, Inc.:
6.3% 9/30/66 (l)	1,637	1,563
7.5% 6/30/66 (l)	3,654	3,745
NiSource Finance Corp.:
5.4% 7/15/14	1,393	1,530
5.45% 9/15/20	1,461	1,639
5.95% 6/15/41	4,935	5,035
6.25% 12/15/40	1,327	1,459
6.4% 3/15/18	4,529	5,324
San Diego Gas & Electric Co. 3% 8/15/21	1,292	1,286
Wisconsin Energy Corp. 6.25% 5/15/67 (l)	4,001	3,961
		25,542
TOTAL UTILITIES		111,047
TOTAL NONCONVERTIBLE BONDS (Cost $977,704)		1,040,492
U.S. Government and Government Agency Obligations - 32.6%

U.S. Government Agency Obligations - 0.4%
Tennessee Valley Authority 5.25% 9/15/39	15,563	18,404
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 1.9%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40	$ 9,293	$ 11,410
2.125% 2/15/41	65,111	80,453
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		91,863
U.S. Treasury Obligations - 30.3%
U.S. Treasury Bonds 4.375% 5/15/41	152,516	174,106
U.S. Treasury Notes:
0.375% 6/30/13	120,514	120,909
0.5% 5/31/13	24,993	25,126
0.5% 8/15/14	60,400	60,712
1% 8/31/16	1	1
1.5% 12/31/13	400,000	411,722
1.5% 7/31/16	2	2
2.125% 8/15/21 (d)	46,830	46,369
2.375% 9/30/14 (i)	83,800	88,946
2.625% 7/31/14 (i)	103,287	110,162
3.125% 5/15/21	297,628	321,903
3.625% 2/15/20	122,561	139,174
TOTAL U.S. TREASURY OBLIGATIONS		1,499,132
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,543,494)		1,609,399
U.S. Government Agency - Mortgage Securities - 30.0%

Fannie Mae - 21.9%
2.303% 6/1/36 (l)	142	147
2.575% 2/1/35 (l)	2,828	2,981
2.636% 7/1/37 (l)	440	465
3.5% 11/1/25 to 12/1/40 (h)	31,065	31,526
4% 2/1/35 to 6/1/41	82,603	85,723
4% 9/1/41 (g)	30,000	31,091
4% 9/1/41 (g)(h)	145,000	150,275
4% 9/1/41 (g)(h)	17,000	17,618
4% 9/1/41 (g)(h)	38,000	39,382
4% 9/1/41 (g)(h)	71,000	73,583
4.5% 6/1/24 to 9/1/41	182,667	193,878
4.5% 9/1/26 (g)(h)	5,000	5,330
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.5% 9/1/41 (g)(h)	$ 14,000	$ 14,801
4.5% 9/1/41 (g)(h)	38,000	40,173
4.5% 9/1/41 (g)(h)	14,000	14,801
4.5% 9/1/41 (g)(h)	10,000	10,572
4.5% 9/1/41 (g)(h)	14,062	14,866
5% 4/1/18 to 9/1/40 (h)	105,310	113,763
5% 9/1/41 (g)(h)	5,000	5,385
5% 9/1/41 (g)(h)	300	323
5% 9/1/41 (g)	300	323
5.5% 12/1/30 to 9/1/38 (g)	54,236	59,504
5.5% 9/1/41 (g)	5,900	6,449
5.5% 9/1/41 (g)(h)	13,000	14,209
5.5% 9/1/41 (g)(h)	13,000	14,209
5.5% 9/1/41 (g)(h)	5,000	5,465
5.5% 9/1/41 (g)(h)	15,000	16,395
6% 3/1/22 to 9/1/39	73,917	82,091
6% 9/1/41 (g)	800	886
6% 9/1/41 (g)	27,700	30,668
6% 9/1/41 (g)	4,000	4,429
6.5% 2/1/36	207	232
TOTAL FANNIE MAE		1,081,543
Freddie Mac - 4.3%
3.261% 10/1/35 (l)	214	228
4% 9/1/41 (g)	5,000	5,178
4.5% 7/1/25 to 8/1/41 (g)	43,601	46,129
4.5% 9/1/41 (g)(h)	11,000	11,607
4.5% 9/1/41 (g)	21,500	22,686
5% 9/1/35 to 4/1/41	31,599	34,125
5% 9/1/41 (g)	400	430
5.5% 12/1/27 to 2/1/40	74,349	81,143
5.5% 9/1/41 (g)	4,600	5,017
6% 7/1/37 to 8/1/37	4,183	4,645
TOTAL FREDDIE MAC		211,188
Ginnie Mae - 3.8%
3.5% 12/15/40 to 2/15/41	6,389	6,547
4% 1/15/25 to 7/15/41	35,621	38,062
4% 9/1/41 (g)	17,000	17,990
4.5% 3/15/39 to 7/20/41	43,910	47,634
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
4.5% 9/1/41 (g)	$ 8,550	$ 9,250
5% 7/15/39 to 9/15/40	14,334	15,865
5% 9/1/41 (g)	7,000	7,712
5% 9/1/41 (g)	14,000	15,424
5% 9/1/41 (g)	19,000	20,932
5.5% 12/20/28 to 12/15/38	10,132	11,352
TOTAL GINNIE MAE		190,768
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,460,175)		1,483,499
Asset-Backed Securities - 1.1%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6884% 4/25/35 (l)	910	602
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.9684% 3/25/34 (l)	4	4
Class M2, 1.8684% 3/25/34 (l)	219	164
Series 2005-HE2 Class M2, 0.6684% 4/25/35 (l)	88	85
Series 2006-OP1 Class M4, 0.5884% 4/25/36 (l)	70	0*
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.6758% 10/20/14 (l)	376	4
Series 2007-D1 Class D, 1.5863% 1/22/13 (e)(l)	6,136	92
Airspeed Ltd. Series 2007-1A Class C1, 2.7072% 6/15/32 (e)(l)	6,122	2,694
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (e)	4,884	5,023
Series 2011-3 Class A2, 1.81% 5/15/16	3,550	3,589
AmeriCredit Prime Automobile Receivables Trust Series 2007-1:
Class D, 5.62% 9/8/14	648	653
Class E, 6.96% 3/8/16 (e)	2,566	2,590
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9184% 12/25/33 (l)	56	44
Series 2004-R2 Class M3, 0.7684% 4/25/34 (l)	85	28
Series 2005-R2 Class M1, 0.6684% 4/25/35 (l)	1,307	1,139
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9673% 3/25/34 (l)	30	20
Series 2004-W7 Class M1, 0.7684% 5/25/34 (l)	808	584
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Argent Securities, Inc. pass-thru certificates: - continued
Series 2006-W4 Class A2C, 0.3784% 5/25/36 (l)	$ 856	$ 217
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0434% 4/25/34 (l)	1,677	1,307
Series 2006-HE2 Class M1, 0.5884% 3/25/36 (l)	103	1
Axon Financial Funding Ltd. 0.8458% 4/4/17 (b)(e)(l)	5,160	0
Bank of America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (e)	4,230	4,337
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.2565% 12/25/24 (l)	925	807
C-BASS Trust Series 2006-CB7 Class A2, 0.2784% 10/25/36 (l)	8	8
Capital Auto Receivables Asset Trust Series 2007-1 Class C, 5.38% 11/15/12	264	271
Capital Trust Ltd. Series 2004-1:
Class A2, 0.663% 7/20/39 (e)(l)	225	162
Class B, 0.963% 7/20/39 (e)(l)	355	138
Class C, 1.313% 7/20/39 (e)(l)	456	18
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5184% 7/25/36 (l)	722	36
Series 2006-NC4 Class M1, 0.5184% 10/25/36 (l)	127	2
Series 2007-RFC1 Class A3, 0.3584% 12/25/36 (l)	1,140	325
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.2784% 6/25/47 (l)	19	19
Series 2007-4 Class A1A, 0.3073% 9/25/37 (l)	178	170
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (e)	1,666	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4358% 3/25/32 (MGIC Investment Corp. Insured) (l)	61	29
Series 2004-3 Class M4, 1.1884% 4/25/34 (l)	101	50
Series 2004-4 Class M2, 1.0134% 6/25/34 (l)	372	163
Series 2005-3 Class MV1, 0.6384% 8/25/35 (l)	361	350
Series 2005-AB1 Class A2, 0.4284% 8/25/35 (l)	31	30
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (e)	150	150
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.5908% 5/28/35 (l)	25	16
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3934% 8/25/34 (l)	231	132
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0434% 3/25/34 (l)	13	3
Ford Credit Auto Owner Trust Series 2007-A Class D, 7.05% 12/15/13 (e)	1,100	1,118
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15	$ 5,563	$ 5,609
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	8	8
Series 2007-1:
Class A4, 5.03% 2/16/15	20	20
Class C, 5.43% 2/16/15	279	279
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7084% 1/25/35 (l)	600	237
Class M4, 0.8984% 1/25/35 (l)	231	60
Series 2006-D Class M1, 0.4484% 11/25/36 (l)	98	3
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6918% 2/25/47 (e)(l)	2,174	1,283
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (e)	1,063	846
GE Business Loan Trust:
Series 2003-1 Class A, 0.6372% 4/15/31 (e)(l)	150	141
Series 2006-2A:
Class A, 0.3872% 11/15/34 (e)(l)	1,083	896
Class B, 0.4872% 11/15/34 (e)(l)	392	253
Class C, 0.5872% 11/15/34 (e)(l)	649	321
Class D, 0.9572% 11/15/34 (e)(l)	310	74
Goal Capital Funding Trust Series 2007-1 Class C1, 0.6465% 6/25/42 (l)	324	253
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (e)(l)	269	74
Class M1, 0.8684% 6/25/34 (l)	1,630	1,007
Series 2007-HE1 Class M1, 0.4684% 3/25/47 (l)	660	30
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.6184% 9/25/46 (e)(l)	289	124
Class C, 0.7684% 9/25/46 (e)(l)	1,211	194
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5384% 8/25/33 (l)	188	131
Series 2003-3 Class M1, 1.5084% 8/25/33 (l)	459	364
Series 2003-5 Class A2, 0.9184% 12/25/33 (l)	21	14
Series 2005-5 Class 2A2, 0.4684% 11/25/35 (l)	30	30
Series 2006-1 Class 2A3, 0.4434% 4/25/36 (l)	493	480
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.503% 3/20/36 (l)	415	345
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4084% 1/25/37 (l)	913	309
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5184% 7/25/36 (l)	$ 116	$ 5
Series 2007-CH1:
Class AV4, 0.3484% 11/25/36 (l)	913	721
Class MV1, 0.4484% 11/25/36 (l)	741	475
Series 2007-CH3 Class M1, 0.5184% 3/25/37 (l)	326	13
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.5765% 12/27/29 (l)	422	373
Series 2006-A Class 2C, 1.3965% 3/27/42 (l)	1,605	400
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)	587	588
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.2984% 6/25/34 (l)	56	39
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (e)	14	14
Class C, 5.691% 10/20/28 (e)	6	6
Class D, 6.01% 10/20/28 (e)	59	59
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4784% 10/25/36 (l)	327	15
Series 2007-HE1 Class M1, 0.5184% 5/25/37 (l)	496	17
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9684% 7/25/34 (l)	79	51
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1934% 7/25/34 (l)	288	198
Series 2006-FM1 Class A2B, 0.3284% 4/25/37 (l)	1,131	821
Series 2006-OPT1 Class A1A, 0.4784% 6/25/35 (l)	1,664	1,187
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5584% 8/25/34 (l)	36	25
Series 2004-NC8 Class M6, 1.4684% 9/25/34 (l)	97	47
Series 2005-NC1 Class M1, 0.6584% 1/25/35 (l)	253	162
Series 2005-NC2 Class B1, 1.3884% 3/25/35 (l)	264	34
Series 2007-HE2 Class M1, 0.4684% 1/25/37 (l)	145	1
National Collegiate Student Loan Trust:
Series 2004-2 Class A, 9.75% 10/27/14 (n)	6,600	601
Series 2006-3 Class A, 7.1% 1/25/12 (n)	20,877	418
Series 2006-4:
Class A1, 0.2484% 3/25/25 (l)	5	5
Class A, 6.35% 2/27/12 (n)	20,073	445
Class D, 1.3184% 5/25/32 (l)	1,227	3
Series 2007-1 Class A, 7.27% 4/25/12 (n)	23,975	959
Series 2007-2 Class A, 6.7% 7/25/12 (n)	17,719	907
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7284% 9/25/35 (l)	903	492
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
New Century Home Equity Loan Trust: - continued
Series 2005-D Class M2, 0.6884% 2/25/36 (l)	$ 429	$ 85
Ocala Funding LLC:
Series 2005-1A Class A, 1.713% 3/20/10 (b)(e)(l)	449	0
Series 2006-1A Class A, 1.613% 3/20/11 (b)(e)(l)	933	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3084% 5/25/37 (l)	20	19
Series 2007-6 Class 2A1, 0.2784% 7/25/37 (l)	63	61
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4684% 9/25/34 (l)	337	197
Class M4, 1.6684% 9/25/34 (l)	433	178
Series 2005-WCH1:
Class M2, 0.7384% 1/25/36 (l)	1,296	1,173
Class M3, 0.7784% 1/25/36 (l)	302	193
Class M4, 1.0484% 1/25/36 (l)	935	472
Series 2005-WHQ2 Class M7, 1.4684% 5/25/35 (l)	1,149	8
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4484% 12/25/36 (l)	407	9
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.2884% 2/25/37 (l)	1	1
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0184% 4/25/33 (l)	3	3
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0134% 3/25/35 (l)	911	713
Securitized Asset Backed Receivables LLC Trust Series 2005-FR4 Class B3, 1.9384% 1/25/36 (l)	15	0*
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3363% 3/20/19 (FGIC Insured) (e)(l)	383	366
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.197% 6/15/33 (l)	805	370
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (e)	374	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9434% 9/25/34 (l)	54	29
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (e)	317	330
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0784% 9/25/34 (l)	18	12
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8058% 4/6/42 (e)(l)	1,721	129
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (e)	$ 704	$ 0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (e)	6	0
TOTAL ASSET-BACKED SECURITIES (Cost $54,576)		53,988
Collateralized Mortgage Obligations - 1.2%

Private Sponsor - 1.2%
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6565% 4/10/49 (l)	896	409
Class C, 5.6565% 4/10/49 (l)	2,392	975
Class D, 5.6565% 4/10/49 (l)	1,197	420
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (e)	2,149	2,186
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.9045% 1/25/34 (l)	855	754
Series 2004-1 Class 2A2, 3.2303% 10/25/34 (l)	874	746
Series 2004-A Class 2A2, 2.8478% 2/25/34 (l)	105	90
Series 2004-B:
Class 1A1, 2.7465% 3/25/34 (l)	73	63
Class 2A2, 2.8677% 3/25/34 (l)	510	456
Series 2004-D Class 2A2, 2.8857% 5/25/34 (l)	772	675
Series 2004-G Class 2A7, 2.9352% 8/25/34 (l)	717	611
Series 2004-H Class 2A1, 3.1632% 9/25/34 (l)	626	527
Bayview Commercial Asset Trust Series 2006-3A, 4.2221% 10/25/36 (e)(l)(n)	29,502	1,873
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7784% 1/25/35 (l)	1,306	987
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4258% 10/12/41 (e)(l)(n)	2,101	19
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 2.8968% 2/25/37 (l)	752	664
Series 2007-A2 Class 2A1, 3.0179% 7/25/37 (l)	910	837
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0737% 12/10/49 (l)	1,095	1,134
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.2809% 8/25/34 (l)	642	635
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (l)	1,223	342
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7083% 7/16/34 (e)(l)	$ 17	$ 17
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.7846% 11/25/34 (l)	928	820
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (e)	3,756	3,732
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.858% 10/25/34 (l)	720	640
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7678% 11/20/56 (e)(l)	1,711	1,699
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.303% 12/20/54 (l)	2,694	2,135
Class M1, 0.383% 12/20/54 (l)	710	454
Series 2007-1:
Class 1M1, 0.513% 12/20/54 (l)	894	572
Class 2M1, 0.713% 12/20/54 (l)	1,148	735
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7013% 1/20/44 (l)	341	232
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 2.7323% 4/25/35 (l)	344	273
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (l)	2,077	2,156
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.8639% 8/25/36 (l)	1,261	959
Series 2004-A3 Class 4A1, 2.7486% 7/25/34 (l)	741	709
Series 2006-A2 Class 5A1, 2.9458% 11/25/33 (l)	869	792
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	492	533
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4284% 5/25/47 (l)	570	367
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3884% 2/25/37 (l)	994	666
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.377% 6/15/22 (e)(l)	190	184
Class C, 0.397% 6/15/22 (e)(l)	936	875
Class D, 0.407% 6/15/22 (e)(l)	452	420
Class E, 0.417% 6/15/22 (e)(l)	576	530
Class F, 0.447% 6/15/22 (e)(l)	955	869
Class G, 0.517% 6/15/22 (e)(l)	271	241
Class H, 0.537% 6/15/22 (e)(l)	433	376
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1: - continued
Class J, 0.577% 6/15/22 (e)(l)	$ 505	$ 435
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.6423% 8/25/34 (l)	1,024	967
Series 2005-A2 Class A7, 2.6224% 2/25/35 (l)	626	585
Series 2006-A6 Class A4, 3.1818% 10/25/33 (l)	708	637
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5084% 7/25/35 (l)	1,338	1,030
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5184% 3/25/37 (l)	1,797	79
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.6869% 10/25/35 (l)	2,435	1,945
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5558% 7/10/35 (e)(l)	814	639
Class B6, 3.0558% 7/10/35 (e)(l)	1,079	793
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	460	486
Series 2004-SL3 Class A1, 7% 8/25/16	23	23
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6684% 6/25/33 (e)(l)	199	182
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (e)	194	68
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.275% 7/20/34 (l)	24	16
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.375% 4/25/33 (l)	321	292
Series 2003-20 Class 1A1, 5.5% 7/25/33	225	227
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.3873% 9/25/36 (l)	2,073	1,495
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.6863% 8/25/33 (l)	525	484
Series 2005-AR3 Class A2, 2.5791% 3/25/35 (l)	1,416	1,171
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W Class A9, 2.7617% 11/25/34 (l)	1,611	1,468
Series 2005-AR12 Class 2A6, 2.7552% 7/25/35 (l)	1,760	1,555
Series 2005-AR2 Class 2A2, 2.7427% 3/25/35 (l)	1,179	1,028
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR3 Class 2A1, 2.7804% 3/25/35 (l)	$ 976	$ 862
Series 2006-AR8 Class 3A1, 2.77% 4/25/36 (l)	9,451	7,550
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $55,874)		59,406
Commercial Mortgage Securities - 8.4%

Asset Securitization Corp. Series 1997-D5:
Class A2, 6.8338% 2/14/43 (l)	805	832
Class A3, 6.8838% 2/14/43 (l)	869	915
Class A6, 7.2038% 2/14/43 (l)	1,281	1,340
Class PS1, 1.3868% 2/14/43 (l)(n)	3,869	68
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7134% 5/10/45 (l)	1,225	1,294
Series 2006-3 Class A4, 5.889% 7/10/44	6,816	7,389
Series 2006-6 Class A3, 5.369% 10/10/45	2,190	2,288
Series 2007-4 Class A3, 5.798% 2/10/51 (l)	1,092	1,154
Series 2006-6 Class E, 5.619% 10/10/45 (e)	633	117
Series 2007-3:
Class A3, 5.6242% 6/10/49 (l)	1,828	1,915
Class A4, 5.6242% 6/10/49 (l)	2,283	2,405
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	2,398	2,545
Series 2004-2:
Class A3, 4.05% 11/10/38	181	183
Class A4, 4.153% 11/10/38	1,389	1,436
Series 2005-1 Class A3, 4.877% 11/10/42	959	959
Series 2001-3 Class H, 6.562% 4/11/37 (e)	612	611
Series 2001-PB1:
Class J, 7.166% 5/11/35 (e)	343	341
Class K, 6.15% 5/11/35 (e)	509	504
Series 2005-3 Series A3B, 5.09% 7/10/43 (l)	3,402	3,563
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5172% 3/15/22 (e)(l)	470	444
Class D, 0.5672% 3/15/22 (e)(l)	476	445
Class E, 0.6072% 3/15/22 (e)(l)	393	362
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Large Loan, Inc. floater: - continued
Series 2005-MIB1:
Class F, 0.6772% 3/15/22 (e)(l)	$ 489	$ 440
Class G, 0.7372% 3/15/22 (e)(l)	317	282
Series 2006-BIX1:
Class C, 0.3872% 10/15/19 (e)(l)	468	455
Class D, 0.4172% 10/15/19 (e)(l)	860	823
Class E, 0.4472% 10/15/19 (e)(l)	797	751
Class F, 0.5172% 10/15/19 (e)(l)	1,885	1,767
Class G, 0.5372% 10/15/19 (e)(l)	1,257	1,116
Class H, 0.5772% 10/15/19 (e)(l)	1,388	1,256
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0684% 12/25/33 (e)(l)	57	40
Series 2004-1:
Class A, 0.5784% 4/25/34 (e)(l)	725	607
Class B, 2.1184% 4/25/34 (e)(l)	81	46
Class M1, 0.7784% 4/25/34 (e)(l)	82	58
Class M2, 1.4184% 4/25/34 (e)(l)	75	52
Series 2004-2:
Class A, 0.6484% 8/25/34 (e)(l)	590	482
Class M1, 0.7984% 8/25/34 (e)(l)	134	98
Series 2004-3:
Class A1, 0.5884% 1/25/35 (e)(l)	1,311	1,025
Class A2, 0.6384% 1/25/35 (e)(l)	188	149
Class M1, 0.7184% 1/25/35 (e)(l)	226	158
Class M2, 1.2184% 1/25/35 (e)(l)	114	76
Series 2005-2A:
Class A1, 0.5284% 8/25/35 (e)(l)	1,019	797
Class M1, 0.6484% 8/25/35 (e)(l)	67	39
Class M2, 0.6984% 8/25/35 (e)(l)	89	48
Class M3, 0.7184% 8/25/35 (e)(l)	61	33
Class M4, 0.8284% 8/25/35 (e)(l)	56	28
Series 2005-3A:
Class A1, 0.5384% 11/25/35 (e)(l)	403	305
Class A2, 0.6184% 11/25/35 (e)(l)	376	286
Class M1, 0.6584% 11/25/35 (e)(l)	101	62
Class M2, 0.7084% 11/25/35 (e)(l)	76	44
Class M3, 0.7284% 11/25/35 (e)(l)	68	38
Class M4, 0.8184% 11/25/35 (e)(l)	85	42
Series 2005-4A:
Class A2, 0.6084% 1/25/36 (e)(l)	935	695
Class B1, 1.6184% 1/25/36 (e)(l)	101	20
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class M1, 0.6684% 1/25/36 (e)(l)	$ 302	$ 179
Class M2, 0.6884% 1/25/36 (e)(l)	114	60
Class M3, 0.7184% 1/25/36 (e)(l)	166	81
Class M4, 0.8284% 1/25/36 (e)(l)	92	41
Class M5, 0.8684% 1/25/36 (e)(l)	92	35
Class M6, 0.9184% 1/25/36 (e)(l)	97	30
Series 2006-1:
Class A2, 0.5784% 4/25/36 (e)(l)	178	132
Class M1, 0.5984% 4/25/36 (e)(l)	108	63
Class M2, 0.6184% 4/25/36 (e)(l)	114	62
Class M3, 0.6384% 4/25/36 (e)(l)	98	50
Class M4, 0.7384% 4/25/36 (e)(l)	56	26
Class M5, 0.7784% 4/25/36 (e)(l)	54	22
Class M6, 0.8584% 4/25/36 (e)(l)	107	40
Series 2006-2A:
Class A1, 0.4484% 7/25/36 (e)(l)	2,464	1,840
Class A2, 0.4984% 7/25/36 (e)(l)	159	117
Class B1, 1.0884% 7/25/36 (e)(l)	101	34
Class B3, 2.9184% 7/25/36 (e)(l)	90	26
Class M1, 0.5284% 7/25/36 (e)(l)	167	100
Class M2, 0.5484% 7/25/36 (e)(l)	118	65
Class M3, 0.5684% 7/25/36 (e)(l)	98	53
Class M4, 0.6384% 7/25/36 (e)(l)	112	58
Class M5, 0.6884% 7/25/36 (e)(l)	81	41
Class M6, 0.7584% 7/25/36 (e)(l)	121	46
Series 2006-3A:
Class B1, 1.0184% 10/25/36 (e)(l)	112	10
Class B2, 1.5684% 10/25/36 (e)(l)	137	6
Class B3, 2.8184% 10/25/36 (e)(l)	28	0
Class M4, 0.6484% 10/25/36 (e)(l)	124	32
Class M5, 0.6984% 10/25/36 (e)(l)	148	30
Class M6, 0.7784% 10/25/36 (e)(l)	290	44
Series 2006-4A:
Class A1, 0.4484% 12/25/36 (e)(l)	489	347
Class A2, 0.4884% 12/25/36 (e)(l)	2,480	1,687
Class B1, 0.9184% 12/25/36 (e)(l)	154	21
Class B2, 1.4684% 12/25/36 (e)(l)	158	16
Class B3, 2.6684% 12/25/36 (e)(l)	166	11
Class M1, 0.5084% 12/25/36 (e)(l)	199	83
Class M2, 0.5284% 12/25/36 (e)(l)	133	50
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class M3, 0.5584% 12/25/36 (e)(l)	$ 135	$ 45
Class M4, 0.6184% 12/25/36 (e)(l)	161	45
Class M5, 0.6584% 12/25/36 (e)(l)	148	33
Class M6, 0.7384% 12/25/36 (e)(l)	133	24
Series 2007-1:
Class A2, 0.4884% 3/25/37 (e)(l)	534	347
Class B1, 0.8884% 3/25/37 (e)(l)	213	26
Class B2, 1.3684% 3/25/37 (e)(l)	154	15
Class B3, 3.5684% 3/25/37 (e)(l)	188	8
Class M1, 0.4884% 3/25/37 (e)(l)	188	69
Class M2, 0.5084% 3/25/37 (e)(l)	140	42
Class M3, 0.5384% 3/25/37 (e)(l)	186	50
Class M4, 0.5884% 3/25/37 (e)(l)	151	36
Class M5, 0.6384% 3/25/37 (e)(l)	157	30
Class M6, 0.7184% 3/25/37 (e)(l)	219	35
Series 2007-2A:
Class A1, 0.4884% 7/25/37 (e)(l)	1,364	944
Class A2, 0.5384% 7/25/37 (e)(l)	1,278	742
Class B1, 1.8184% 7/25/37 (e)(l)	382	28
Class B2, 2.4684% 7/25/37 (e)(l)	333	15
Class B3, 3.5684% 7/25/37 (e)(l)	374	10
Class M1, 0.5884% 7/25/37 (e)(l)	436	139
Class M2, 0.6284% 7/25/37 (e)(l)	284	67
Class M3, 0.7084% 7/25/37 (e)(l)	287	52
Class M4, 0.8684% 7/25/37 (e)(l)	477	70
Class M5, 0.9684% 7/25/37 (e)(l)	422	53
Class M6, 1.2184% 7/25/37 (e)(l)	535	54
Series 2007-3:
Class A2, 0.5084% 7/25/37 (e)(l)	529	325
Class B1, 1.1684% 7/25/37 (e)(l)	319	41
Class B2, 1.8184% 7/25/37 (e)(l)	821	75
Class B3, 4.2184% 7/25/37 (e)(l)	321	14
Class M1, 0.5284% 7/25/37 (e)(l)	281	111
Class M2, 0.5584% 7/25/37 (e)(l)	299	100
Class M3, 0.5884% 7/25/37 (e)(l)	483	133
Class M4, 0.7184% 7/25/37 (e)(l)	760	175
Class M5, 0.8184% 7/25/37 (e)(l)	385	76
Class M6, 1.0184% 7/25/37 (e)(l)	292	48
Series 2007-4A:
Class B1, 2.7684% 9/25/37 (e)(l)	235	4
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-4A:
Class B2, 3.6684% 9/25/37 (e)(l)	$ 480	$ 2
Class M1, 1.1684% 9/25/37 (e)(l)	226	27
Class M2, 1.2684% 9/25/37 (e)(l)	226	23
Class M4, 1.8184% 9/25/37 (e)(l)	460	28
Class M5, 1.9684% 9/25/37 (e)(l)	460	18
Class M6, 2.1684% 9/25/37 (e)(l)	461	12
Series 2004-1 Class IO, 1.25% 4/25/34 (e)(n)	2,774	105
Series 2007-5A Class IO, 3.047% 10/25/37 (e)(l)(n)	6,714	666
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8572% 3/15/19 (e)(l)	343	325
Class J, 1.0572% 3/15/19 (e)(l)	323	272
Series 2007-BBA8:
Class D, 0.4572% 3/15/22 (e)(l)	489	457
Class E, 0.5072% 3/15/22 (e)(l)	2,030	1,879
Class F, 0.5572% 3/15/22 (e)(l)	1,246	1,132
Class G, 0.6072% 3/15/22 (e)(l)	401	355
Class H, 0.7572% 3/15/22 (e)(l)	489	422
Class J, 0.9072% 3/15/22 (e)(l)	489	395
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	173	174
Series 2004-PWR3 Class A3, 4.487% 2/11/41	391	400
Series 2007-PW16 Class A4, 5.7154% 6/11/40 (l)	641	692
Series 2007-PW17 Class A1, 5.282% 6/11/50	293	297
Series 2007-T26 Class A1, 5.145% 1/12/45	156	157
Series 2003-PWR2 Class X2, 0.5275% 5/11/39 (e)(l)(n)	9,682	0
Series 2006-PW13 Class A3, 5.518% 9/11/41	3,864	3,966
Series 2006-PW14 Class X2, 0.6524% 12/11/38 (e)(l)(n)	15,640	220
Series 2006-T22 Class A4, 5.5338% 4/12/38 (l)	137	152
Series 2007-PW16:
Class B, 5.7154% 6/11/40 (e)(l)	176	87
Class C, 5.7154% 6/11/40 (e)(l)	146	57
Class D, 5.7154% 6/11/40 (e)(l)	146	51
Series 2007-PW18 Class X2, 0.3152% 6/11/50 (e)(l)(n)	119,638	1,255
Series 2007-T28 Class X2, 0.1654% 9/11/42 (e)(l)(n)	58,943	392
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
C-BASS Trust floater Series 2006-SC1 Class A, 0.4884% 5/25/36 (e)(l)	$ 497	$ 352
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (e)	1,287	1,345
Class XCL, 2.2784% 5/15/35 (e)(l)(n)	9,189	172
Chase Commercial Mortgage Securities Corp. Series 2000-3 Class G 6.887% 10/15/32 (e)	3,889	3,881
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5202% 8/15/21 (e)(l)	391	386
Class G, 0.5402% 8/15/21 (e)(l)	326	316
Class H, 0.5802% 8/15/21 (e)(l)	261	240
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (e)	1,639	1,603
Series 2007-C6:
Class A1, 5.622% 12/10/49 (l)	248	247
Class A2, 5.6978% 12/10/49 (l)	1,093	1,111
Class A4, 5.6978% 12/10/49 (l)	3,631	3,917
Series 2007-FL3A Class A2, 0.3472% 4/15/22 (e)(l)	3,955	3,795
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A2A, 5.237% 12/11/49	366	367
Class A4, 5.322% 12/11/49	13,649	14,180
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,066	1,099
Class C, 5.476% 12/11/49	2,061	412
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8158% 5/15/46 (l)	1,095	1,165
Series 2006-C1 Class B, 5.359% 8/15/48	3,285	657
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4372% 4/15/17 (e)(l)	4,971	4,801
Class C, 0.4772% 4/15/17 (e)(l)	881	851
Class D, 0.5172% 4/15/17 (e)(l)	601	577
Class E, 0.5772% 4/15/17 (e)(l)	192	180
Class F, 0.6172% 4/15/17 (e)(l)	109	98
Class G, 0.7572% 4/15/17 (e)(l)	109	98
Class H, 0.8272% 4/15/17 (e)(l)	109	97
Class J, 1.0572% 4/15/17 (e)(l)	104	87
Series 2005-FL11:
Class C, 0.5072% 11/15/17 (e)(l)	836	794
Class D, 0.5472% 11/15/17 (e)(l)	44	41
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
floater:
Series 2005-FL11:
Class E, 0.5972% 11/15/17 (e)(l)	$ 154	$ 144
Class F, 0.6572% 11/15/17 (e)(l)	118	107
Class G, 0.7072% 11/15/17 (e)(l)	81	72
Series 2006-FL12 Class AJ, 0.3372% 12/15/20 (e)(l)	1,560	1,427
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (l)	11	11
sequential payer:
Series 2006-C8:
Class A3, 5.31% 12/10/46	3,121	3,266
Class A4, 5.306% 12/10/46	14,677	15,602
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (e)	1,851	1,840
Class AJFX, 5.478% 2/5/19 (e)	3,272	3,296
Series 2007-C9 Class A4, 5.8145% 12/10/49 (l)	2,423	2,652
Series 2006-C8 Class XP, 0.469% 12/10/46 (l)(n)	9,933	108
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	5,651	5,909
Series 2006-C5 Class A3, 5.311% 12/15/39	7,750	8,288
Series 2007-C2 Class A3, 5.542% 1/15/49 (l)	2,190	2,307
Series 2007-C3 Class A4, 5.702% 6/15/39 (l)	658	687
Series 2006-C4 Class AAB, 5.439% 9/15/39	6,128	6,282
Series 2006-C5 Class ASP, 0.6723% 12/15/39 (l)(n)	6,913	100
Series 2007-C5 Class A4, 5.695% 9/15/40 (l)	991	1,046
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5572% 4/15/22 (e)(l)	3,907	2,813
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	1,095	1,095
Series 2002-CP5 Class A1, 4.106% 12/15/35	29	29
Series 2004-C1:
Class A3, 4.321% 1/15/37	112	112
Class A4, 4.75% 1/15/37	510	534
Series 2001-CK6 Class AX, 0.837% 8/15/36 (l)(n)	1,613	2
Series 2001-CKN5 Class AX, 1.9481% 9/15/34 (e)(l)(n)	2,757	1
Series 2006-C1 Class A3, 5.422% 2/15/39 (l)	4,060	4,257
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3572% 2/15/22 (e)(l)	$ 414	$ 360
Class C:
0.3772% 2/15/22 (e)(l)	1,180	1,003
0.4772% 2/15/22 (e)(l)	421	337
Class F, 0.5272% 2/15/22 (e)(l)	843	658
Series 2007-C1:
Class ASP, 0.406% 2/15/40 (l)(n)	21,431	201
Class B, 5.487% 2/15/40 (e)(l)	1,677	252
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	38	39
Class G, 6.936% 3/15/33 (e)	903	891
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	5,444	5,669
Series 2001-1 Class X1, 1.1681% 5/15/33 (e)(l)(n)	2,111	13
Series 2007-C1 Class XP, 0.193% 12/10/49 (l)(n)	21,820	94
GMAC Commercial Mortgage Securities, Inc.:
Series 2004-C3 Class X2, 0.5803% 12/10/41 (l)(n)	3,417	6
Series 2005-C1 Class X2, 0.554% 5/10/43 (l)(n)	5,008	23
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3956% 11/5/21 (e)(l)	412	401
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	2,190	2,255
Series 2007-GG9 Class A4, 5.444% 3/10/39	3,184	3,364
Series 2005-GG3 Class XP, 0.6673% 8/10/42 (e)(l)(n)	17,516	60
Series 2006-GG7 Class A3, 5.881% 7/10/38 (l)	2,887	3,031
Series 2007-GG11 Class A1, 0.2902% 12/10/49 (e)(l)(n)	30,603	227
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.5751% 6/6/20 (e)(l)	248	228
Class F, 0.6451% 6/6/20 (e)(l)	528	482
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (e)(l)	1,041	1,000
Class D, 2.3636% 3/6/20 (e)(l)	6,868	6,597
Class F, 2.8433% 3/6/20 (e)(l)	107	103
Class G, 3.0177% 3/6/20 (e)(l)	54	52
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II: - continued
floater:
Series 2007-EOP:
Class H, 3.5846% 3/6/20 (e)(l)	$ 479	$ 466
Class J, 4.4568% 3/6/20 (e)(l)	686	672
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	335	335
Series 2005-GG4 Class XP, 0.7109% 7/10/39 (e)(l)(n)	22,621	126
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	724	724
Series 2007-GG10 Class A2, 5.778% 8/10/45	502	511
JP Morgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	2,481	2,497
Class A3, 5.42% 1/15/49	17,842	18,895
Series 2005-CB13 Class E, 5.348% 1/12/43 (e)(l)	694	49
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (l)	209	40
Class CS, 5.466% 1/15/49 (l)	90	15
Class ES, 5.5379% 1/15/49 (e)(l)	566	40
JP Morgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (e)	131	130
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP7 Class A4, 5.8801% 4/15/45 (l)	2,953	3,247
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.3772% 11/15/18 (e)(l)	706	649
Class C, 0.4172% 11/15/18 (e)(l)	501	456
Class D, 0.4372% 11/15/18 (e)(l)	198	178
Class E, 0.4872% 11/15/18 (e)(l)	285	254
Class F, 0.5372% 11/15/18 (e)(l)	342	297
Class G, 0.5672% 11/15/18 (e)(l)	298	250
Class H, 0.7072% 11/15/18 (e)(l)	285	228
sequential payer:
Series 2006-LDP8 Class A4, 5.399% 5/15/45	698	759
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (l)	447	456
Class A3, 5.336% 5/15/47	457	477
Series 2007-CB19 Class A4, 5.7415% 2/12/49 (l)	3,840	4,054
Series 2007-CB20 Class A4, 5.794% 2/12/51	5,462	5,861
Series 2007-LD11:
Class A2, 5.8019% 6/15/49 (l)	3,074	3,125
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-LD11:
Class A4, 5.8169% 6/15/49 (l)	$ 5,270	$ 5,571
Series 2006-CB17 Class A3, 5.45% 12/12/43	312	315
Series 2007-CB19:
Class B, 5.7415% 2/12/49 (l)	93	41
Class C, 5.7415% 2/12/49 (l)	245	100
Class D, 5.7415% 2/12/49 (l)	257	87
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class D, 6.98% 2/18/30	244	249
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	157	159
Series 2006-C6 Class A2, 5.262% 9/15/39 (l)	613	613
Series 2006-C7:
Class A2, 5.3% 11/15/38	1,011	1,016
Class A3, 5.347% 11/15/38	816	855
Series 2007-C1:
Class A1, 5.391% 2/15/40 (l)	21	21
Class A4, 5.424% 2/15/40	6,667	7,105
Series 2007-C2 Class A3, 5.43% 2/15/40	1,996	2,084
Series 2001-C3 Class B, 6.512% 6/15/36	381	382
Series 2001-C7 Class D, 6.514% 11/15/33	1,204	1,205
Series 2005-C3 Class XCP, 0.78% 7/15/40 (l)(n)	3,121	15
Series 2006-C6 Class XCP, 0.6735% 9/15/39 (l)(n)	6,323	84
Series 2007-C1 Class XCP, 0.472% 2/15/40 (l)(n)	2,356	24
Series 2007-C6 Class A4, 5.858% 7/15/40 (l)	1,368	1,456
Series 2007-C7:
Class A3, 5.866% 9/15/45	1,162	1,243
Class XCP, 0.2822% 9/15/45 (l)(n)	102,957	877
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4372% 9/15/21 (e)(l)	351	311
Class E, 0.4972% 9/15/21 (e)(l)	1,265	1,107
Class F, 0.5472% 9/15/21 (e)(l)	723	626
Class G, 0.5672% 9/15/21 (e)(l)	3,017	2,506
Class H, 0.6072% 9/15/21 (e)(l)	369	292
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	1,943	1,947
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-CIP1 Class A2, 4.96% 7/12/38	$ 2,490	$ 2,528
Series 2005-CKI1 Class A3, 5.2203% 11/12/37 (l)	858	869
Series 2005-LC1 Class F, 5.3796% 1/12/44 (e)(l)	953	485
Series 2006-C1 Class A2, 5.6285% 5/12/39 (l)	1,064	1,087
Series 2007-C1 Class A4, 5.8267% 6/12/50 (l)	4,145	4,397
Series 2008-C1 Class A4, 5.69% 2/12/51	2,338	2,520
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3058% 12/12/49 (l)	459	448
sequential payer:
Series 2006-1 CLass A3, 5.4804% 2/12/39 (l)	1,165	1,187
Series 2006-4 Class ASB, 5.133% 12/12/49 (l)	941	991
Series 2007-5:
Class A3, 5.364% 8/12/48	427	433
Class A4, 5.378% 8/12/48	55	56
Class B, 5.479% 8/12/48	3,285	1,333
Series 2007-6:
Class A1, 5.175% 3/12/51	15	15
Class A4, 5.485% 3/12/51 (l)	2,594	2,722
Series 2007-7 Class A4, 5.7436% 6/12/50 (l)	3,832	4,131
Series 2007-8 Class A1, 4.622% 8/12/49	42	42
Series 2006-4 Class XP, 0.6205% 12/12/49 (l)(n)	20,000	378
Series 2007-6 Class B, 5.635% 3/12/51 (l)	1,095	493
Series 2007-7 Class B, 5.7436% 6/12/50 (l)	1,409	374
Series 2007-8 Class A3, 5.9665% 8/12/49 (l)	944	1,003
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.407% 7/15/19 (e)(l)	227	136
Series 2007-XCLA Class A1, 0.408% 7/17/17 (e)(l)	517	470
Series 2007-XLFA:
Class C, 0.368% 10/15/20 (e)(l)	629	569
Class D, 0.398% 10/15/20 (e)(l)	422	377
Class E, 0.458% 10/15/20 (e)(l)	528	467
Class F, 0.508% 10/15/20 (e)(l)	397	332
Class G, 0.548% 10/15/20 (e)(l)	491	384
Class H, 0.638% 10/15/20 (e)(l)	309	224
Class J, 0.788% 10/15/20 (e)(l)	353	212
Class MHRO, 0.898% 10/15/20 (e)(l)	417	350
Class MJPM, 1.208% 10/15/20 (e)(l)	25	22
Class NHRO, 1.098% 10/15/20 (e)(l)	503	402
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2003-IQ5 Class X2, 0.9017% 4/15/38 (e)(l)(n)	$ 3,621	$ 0
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,521	1,534
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (l)	8,687	9,016
Series 2007-IQ13 Class A1, 5.05% 3/15/44	106	106
Series 2007-IQ15 Class A4, 6.0747% 6/11/49 (l)	4,988	5,338
Series 2007-T25 Class A1, 5.391% 11/12/49	81	81
Series 2007-T27 Class A4, 5.6406% 6/11/42 (l)	4,010	4,454
Series 2003-IQ6 Class X2, 0.5881% 12/15/41 (e)(l)(n)	8,119	13
Series 2005-IQ9 Class X2, 1.0893% 7/15/56 (e)(l)(n)	12,212	58
Series 2006-HQ10 Class X2, 0.4923% 11/12/41 (e)(l)(n)	5,430	35
Series 2006-HQ8 Class A3, 5.4704% 3/12/44 (l)	645	649
Series 2006-IQ11 Class A4, 5.73% 10/15/42 (l)	329	361
Series 2006-T23 Class A3, 5.8184% 8/12/41 (l)	559	597
Series 2007-HQ12 Class A4, 5.5923% 4/12/49 (l)	5,793	6,008
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (l)	1,642	1,706
Class AAB, 5.654% 4/15/49	2,402	2,547
Class B, 5.7233% 4/15/49 (l)	269	121
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	77	77
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4072% 1/15/18 (e)(l)	809	776
Series 2006-WL7A:
Class E, 0.4902% 9/15/21 (e)(l)	1,099	976
Class F, 0.5502% 9/15/21 (e)(l)	1,189	1,044
Class G, 0.5702% 9/15/21 (e)(l)	1,126	945
Class J, 0.8072% 9/15/21 (e)(l)	314	225
Series 2007-WHL8:
Class AP1, 0.9072% 6/15/20 (e)(l)	105	95
Class AP2, 1.0072% 6/15/20 (e)(l)	175	154
Class F, 0.6872% 6/15/20 (e)(l)	2,710	1,762
Class LXR1, 0.9072% 6/15/20 (e)(l)	169	135
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (e)	1,272	1,276
Series 2006-C27 Class A2, 5.624% 7/15/45	28	28
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-C28 Class A4, 5.572% 10/15/48	$ 5,427	$ 5,732
Series 2006-C29 Class A3, 5.313% 11/15/48	2,908	3,086
Series 2007-C30:
Class A3, 5.246% 12/15/43	940	953
Class A4, 5.305% 12/15/43	322	331
Class A5, 5.342% 12/15/43	1,172	1,220
Series 2007-C31:
Class A4, 5.509% 4/15/47	2,475	2,637
Class A5, 5.5% 4/15/47	3,710	3,894
Series 2007-C32:
Class A2, 5.7378% 6/15/49 (l)	1,183	1,195
Class A3, 5.7428% 6/15/49 (l)	15,651	16,464
Series 2003-C6 Class G, 5.125% 8/15/35 (e)(l)	652	641
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (e)(l)	1,055	1,058
Class 180B, 5.3979% 10/15/41 (e)(l)	480	480
Series 2005-C19 Class B, 4.892% 5/15/44	1,095	1,010
Series 2005-C22:
Class B, 5.3592% 12/15/44 (l)	2,428	1,847
Class F, 5.3592% 12/15/44 (e)(l)	1,826	810
Series 2007-C30:
Class C, 5.483% 12/15/43 (l)	3,285	1,626
Class D, 5.513% 12/15/43 (l)	1,752	691
Class XP, 0.4412% 12/15/43 (e)(l)(n)	14,659	148
Series 2007-C31 Class C, 5.6883% 4/15/47 (l)	4,515	2,149
Series 2007-C31A Class A2, 5.421% 4/15/47	3,028	3,150
Series 2007-C32:
Class D, 5.7428% 6/15/49 (l)	823	349
Class E, 5.7428% 6/15/49 (l)	1,297	409
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33:
Class A4, 5.8992% 2/15/51 (l)	5,310	5,635
Class A5, 5.8992% 2/15/51 (l)	12,495	13,450
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $345,490)		412,668
Municipal Securities - 0.2%
	Principal Amount (000s)	Value (000s)
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (l)	$ 1,835	$ 1,903
California Gen. Oblig. 7.5% 4/1/34	3,550	4,210
Illinois Gen. Oblig.:
Series 2011:
5.665% 3/1/18	3,235	3,468
5.877% 3/1/19	1,820	1,946
TOTAL MUNICIPAL SECURITIES (Cost $10,419)		11,527
Foreign Government and Government Agency Obligations - 0.1%

United Mexican States 6.05% 1/11/40 (Cost $3,523)	3,476	3,980
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $410)	412	437
Fixed-Income Funds - 17.6%
	Shares
Fidelity Mortgage Backed Securities Central Fund (m)	6,879,858	743,850
Fidelity Specialized High Income Central Fund (m)	1,253,863	123,706
TOTAL FIXED-INCOME FUNDS (Cost $815,125)		867,556
Cash Equivalents - 3.8%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at:
0.06%, dated 8/31/11 due 9/1/11 (Collateralized by U.S. Government Obligations) # (a)	$ 36,522	$ 36,522
0.07%, dated 8/31/11 due 9/1/11 (Collateralized by U.S. Government Obligations) #	152,431	152,431
TOTAL CASH EQUIVALENTS (Cost $188,953)		188,953
TOTAL INVESTMENT PORTFOLIO - 116.1% (Cost $5,455,743)		5,731,905
NET OTHER ASSETS (LIABILITIES) - (16.1)%		(793,136)
NET ASSETS - 100%		$ 4,938,769
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive from Credit Suisse First Boston, upon credit event of UFJ Finance Aruba AEC, par value of the notional amount of UFJ Finance Aruba AEC 6.75% 7/15/13, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(177,000))	March 2018	$ 5,500	630
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,116,000)(k)	Sept. 2037	5,508	(5,205)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $5,250,000)(k)	Sept. 2037	14,967	(14,145)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $1,302,000)(k)

	Sept. 2037	$ 3,353	$ (3,168)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $4,231,000)(k)	Sept. 2037	11,195	(10,580)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,754,000)(k)	Sept. 2037	6,106	(5,771)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $3,716,000)(k)	Sept. 2037	9,998	(9,449)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca)(j)	August 2034	551	(306)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-Ca)(j)	Oct. 2034	535	(223)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ca)(j)

	April 2032	$ 186	$ (109)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C)(j)	Feb. 2034	4	(3)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-Ca)(j)	Oct. 2034	707	(268)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C)(j)	Sept. 2034	538	(407)
Receive quarterly notional amount multiplied by 4% and pay Morgan Stanley, Inc. upon credit event of Developers Diversified Realty Corp., par value of the notional amount of Developers Diversified Realty Corp. 5.375% 10/15/12 (Rating-Baa3)(j)	March 2013	13,500	583
		$ 72,648	$ (48,421)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $278,707,000 or 5.6% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) A portion of the security is subject to a forward commitment to sell.
(i) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $51,883,000.

(j) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(k) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(l) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(m) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$36,522,000 due 9/01/11 at 0.06%
Barclays Capital, Inc.	36,522
$152,431,000 due 9/01/11 at 0.07%
Barclays Capital, Inc.	$ 36,301
HSBC Securities (USA), Inc.	54,355
ING Financial Markets LLC	625
Mizuho Securities USA, Inc.	61,150
$ 152,431
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 25,366
Fidelity Specialized High Income Central Fund	9,166
Total	$ 34,532
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 885,153	$ 25,366	$ 178,562	$ 743,850	5.8%
Fidelity Specialized High Income Central Fund	143,843	9,165	30,782	123,706	29.4%
Total	$ 1,028,996	$ 34,531	$ 209,344	$ 867,556
* Includes the value of shares delivered through in-kind transactions. See Note 7 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,040,492	$ -	$ 1,040,492	$ -
U.S. Government and Government Agency Obligations	1,609,399	-	1,609,399	-
U.S. Government Agency - Mortgage Securities	1,483,499	-	1,483,499	-
Asset-Backed Securities	53,988	-	42,814	11,174
Collateralized Mortgage Obligations	59,406	-	55,240	4,166
Commercial Mortgage Securities	412,668	-	379,702	32,966
Municipal Securities	11,527	-	11,527	-
Foreign Government and Government Agency Obligations	3,980	-	3,980	-
Supranational Obligations	437	-	437	-
Fixed-Income Funds	867,556	867,556	-	-
Cash Equivalents	188,953	-	188,953	-
Total Investments in Securities:	$ 5,731,905	$ 867,556	$ 4,816,043	$ 48,306
Derivative Instruments:
Assets
Swap Agreements	$ 1,213	$ -	$ 1,213	$ -
Liabilities
Swap Agreements	$ (49,634)	$ -	$ (48,319)	$ (1,315)
Total Derivative Instruments:	$ (48,421)	$ -	$ (47,106)	$ (1,315)
Other Financial Instruments:
Forward Committments	$ 1,200	$ -	$ 1,200	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 68,258
Total Realized Gain (Loss)	(523)
Total Unrealized Gain (Loss)	15,277
Cost of Purchases	23
Proceeds of Sales	(23,963)
Amortization/Accretion	700
Transfers in to Level 3	14,886
Transfers out of Level 3	(26,352)
Ending Balance	$ 48,306
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ 15,156
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (1,687)
Total Unrealized Gain (Loss)	372
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (1,315)
Realized gain (loss) on Swap Agreements for the period	$ 73
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at August 31, 2011	$ 372

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities delivered through affiliated in-kind transactions. See Note 7 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ 1,213	$ (49,634)
Total Value of Derivatives	$ 1,213	$ (49,634)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Income Tax Information

At August 31, 2011, the Fund had a capital loss carryforward of approximately $317,694,000 of which $133,458,000 and $184,236,000 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2011
Assets
Investment in securities, at value (including securities loaned of $35,646 and repurchase agreements of $188,953) - See accompanying schedule: Unaffiliated issuers (cost $4,640,618)	$ 4,864,349
Fidelity Central Funds (cost $815,125)	867,556
Total Investments (cost $5,455,743)		$ 5,731,905
Commitment to sell securities on a delayed delivery basis	(565,525)
Receivable for securities sold on a delayed delivery basis	566,725	1,200
Receivable for investments sold, regular delivery		1
Cash		2
Receivable for swap agreements		13
Receivable for fund shares sold		4,038
Interest receivable		29,086
Swap agreements, at value		1,213
Other receivables		127
Total assets		5,767,585
Liabilities
Payable for investments purchased Regular delivery	$ 58,018
Delayed delivery	672,142
Payable for swap agreements	678
Payable for fund shares redeemed	8,625
Distributions payable	1,139
Swap agreements, at value	49,634
Accrued management fee	1,301
Distribution and service plan fees payable	60
Other affiliated payables	571
Other payables and accrued expenses	126
Collateral on securities loaned, at value	36,522
Total liabilities		828,816

Net Assets		$ 4,938,769
Net Assets consist of:
Paid in capital		$ 5,133,517
Distributions in excess of net investment income		4,825
Accumulated undistributed net realized gain (loss) on investments		(432,502)
Net unrealized appreciation (depreciation) on investments		232,929
Net Assets		$ 4,938,769

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($100,996 ÷ 13,183 shares)	$ 7.66

Maximum offering price per share (100/96.00 of $7.66)	$ 7.98
Class T: Net Asset Value and redemption price per share ($38,306 ÷ 4,998 shares)	$ 7.66

Maximum offering price per share (100/96.00 of $7.66)	$ 7.98
Class B: Net Asset Value and offering price per share ($8,220 ÷ 1,072 shares)A	$ 7.67

Class C: Net Asset Value and offering price per share ($30,911 ÷ 4,030 shares)A	$ 7.67

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($4,669,567 ÷ 609,106 shares)	$ 7.67

Institutional Class: Net Asset Value, offering price and redemption price per share ($90,769 ÷ 11,829 shares)	$ 7.67

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2011

Investment Income
Dividends		$ 110
Interest		194,428
Income from Fidelity Central Funds		34,532
Total income		229,070

Expenses
Management fee	$ 19,413
Transfer agent fees	6,375
Distribution and service plan fees	895
Fund wide operations fee	2,108
Independent trustees' compensation	25
Miscellaneous	24
Total expenses before reductions	28,840
Expense reductions	(1)	28,839
Net investment income (loss)		200,231
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	154,393
Fidelity Central Funds	10,615
Redemption in-kind with affiliated entities	65,117
Swap agreements	7,711
Total net realized gain (loss)		237,836
Change in net unrealized appreciation (depreciation) on: Investment securities	(149,545)
Swap agreements	5,981
Delayed delivery commitments	799
Total change in net unrealized appreciation (depreciation)		(142,765)
Net gain (loss)		95,071
Net increase (decrease) in net assets resulting from operations		$ 295,302

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2011	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 200,231	$ 261,967
Net realized gain (loss)	237,836	175,333
Change in net unrealized appreciation (depreciation)	(142,765)	359,702
Net increase (decrease) in net assets resulting from operations	295,302	797,002
Distributions to shareholders from net investment income	(191,850)	(247,482)
Share transactions - net increase (decrease)	(2,812,930)	891,216
Total increase (decrease) in net assets	(2,709,478)	1,440,736

Net Assets
Beginning of period	7,648,247	6,207,511
End of period (including distributions in excess of net investment income of $4,825 and undistributed net investment income of $15,919, respectively)	$ 4,938,769	$ 7,648,247

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.47	$ 6.89	$ 6.89	$ 7.18	$ 7.35
Income from Investment Operations
Net investment income (loss) C	.220	.254	.303	.331	.353
Net realized and unrealized gain (loss)	.183	.566	.007	(.303)	(.161)
Total from investment operations	.403	.820	.310	.028	.192
Distributions from net investment income	(.213)	(.240)	(.310)	(.311)	(.352)
Distributions from net realized gain	-	-	-	(.007)	(.010)
Total distributions	(.213)	(.240)	(.310)	(.318)	(.362)
Net asset value, end of period	$ 7.66	$ 7.47	$ 6.89	$ 6.89	$ 7.18
Total Return A, B	5.49%	12.10%	4.89%	.36%	2.61%
Ratios to Average Net Assets D, F
Expenses before reductions	.78%	.77%	.79%	.80%	.75%
Expenses net of fee waivers, if any	.78%	.77%	.79%	.80%	.75%
Expenses net of all reductions	.78%	.77%	.79%	.80%	.74%
Net investment income (loss)	2.94%	3.55%	4.67%	4.67%	4.83%
Supplemental Data
Net assets, end of period (in millions)	$ 101	$ 173	$ 145	$ 79	$ 79
Portfolio turnover rate E	275% H	174% I	119% G, I	231%	181% I

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.47	$ 6.90	$ 6.89	$ 7.18	$ 7.35
Income from Investment Operations
Net investment income (loss) C	.218	.252	.302	.332	.350
Net realized and unrealized gain (loss)	.182	.555	.016	(.303)	(.163)
Total from investment operations	.400	.807	.318	.029	.187
Distributions from net investment income	(.210)	(.237)	(.308)	(.312)	(.347)
Distributions from net realized gain	-	-	-	(.007)	(.010)
Total distributions	(.210)	(.237)	(.308)	(.319)	(.357)
Net asset value, end of period	$ 7.66	$ 7.47	$ 6.90	$ 6.89	$ 7.18
Total Return A, B	5.46%	11.90%	5.02%	.36%	2.54%
Ratios to Average Net Assets D, F
Expenses before reductions	.81%	.80%	.82%	.80%	.80%
Expenses net of fee waivers, if any	.81%	.80%	.82%	.80%	.80%
Expenses net of all reductions	.81%	.80%	.82%	.79%	.79%
Net investment income (loss)	2.91%	3.51%	4.65%	4.67%	4.77%
Supplemental Data
Net assets, end of period (in millions)	$ 38	$ 53	$ 46	$ 53	$ 68
Portfolio turnover rate E	275% H	174% I	119% G, I	231%	181% I

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.48	$ 6.90	$ 6.89	$ 7.19	$ 7.36
Income from Investment Operations
Net investment income (loss) C	.165	.201	.257	.281	.299
Net realized and unrealized gain (loss)	.182	.566	.016	(.313)	(.164)
Total from investment operations	.347	.767	.273	(.032)	.135
Distributions from net investment income	(.157)	(.187)	(.263)	(.261)	(.295)
Distributions from net realized gain	-	-	-	(.007)	(.010)
Total distributions	(.157)	(.187)	(.263)	(.268)	(.305)
Net asset value, end of period	$ 7.67	$ 7.48	$ 6.90	$ 6.89	$ 7.19
Total Return A, B	4.71%	11.26%	4.29%	(.49)%	1.83%
Ratios to Average Net Assets D, F
Expenses before reductions	1.51%	1.51%	1.51%	1.50%	1.50%
Expenses net of fee waivers, if any	1.51%	1.51%	1.51%	1.50%	1.50%
Expenses net of all reductions	1.51%	1.51%	1.51%	1.50%	1.50%
Net investment income (loss)	2.21%	2.81%	3.95%	3.96%	4.07%
Supplemental Data
Net assets, end of period (in millions)	$ 8	$ 12	$ 11	$ 9	$ 10
Portfolio turnover rate E	275% H	174% I	119% G, I	231%	181% I

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.48	$ 6.90	$ 6.90	$ 7.19	$ 7.36
Income from Investment Operations
Net investment income (loss) C	.164	.200	.255	.278	.294
Net realized and unrealized gain (loss)	.182	.566	.005	(.304)	(.163)
Total from investment operations	.346	.766	.260	(.026)	.131
Distributions from net investment income	(.156)	(.186)	(.260)	(.257)	(.291)
Distributions from net realized gain	-	-	-	(.007)	(.010)
Total distributions	(.156)	(.186)	(.260)	(.264)	(.301)
Net asset value, end of period	$ 7.67	$ 7.48	$ 6.90	$ 6.90	$ 7.19
Total Return A, B	4.70%	11.24%	4.09%	(.40)%	1.77%
Ratios to Average Net Assets D, F
Expenses before reductions	1.53%	1.52%	1.55%	1.55%	1.55%
Expenses net of fee waivers, if any	1.53%	1.52%	1.55%	1.55%	1.55%
Expenses net of all reductions	1.53%	1.52%	1.55%	1.55%	1.55%
Net investment income (loss)	2.19%	2.79%	3.91%	3.91%	4.02%
Supplemental Data
Net assets, end of period (in millions)	$ 31	$ 35	$ 27	$ 14	$ 17
Portfolio turnover rate E	275% I	174% H	119% G, H	231%	181% H

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investment Grade Bond

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.47	$ 6.90	$ 6.89	$ 7.19	$ 7.35
Income from Investment Operations
Net investment income (loss) B	.245	.277	.326	.356	.376
Net realized and unrealized gain (loss)	.192	.556	.015	(.313)	(.153)
Total from investment operations	.437	.833	.341	.043	.223
Distributions from net investment income	(.237)	(.263)	(.331)	(.336)	(.373)
Distributions from net realized gain	-	-	-	(.007)	(.010)
Total distributions	(.237)	(.263)	(.331)	(.343)	(.383)
Net asset value, end of period	$ 7.67	$ 7.47	$ 6.90	$ 6.89	$ 7.19
Total Return A	5.97%	12.29%	5.39%	.57%	3.05%
Ratios to Average Net Assets C, E
Expenses before reductions	.45%	.45%	.46%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.46%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.46%	.44%	.44%
Net investment income (loss)	3.27%	3.86%	5.00%	5.02%	5.13%
Supplemental Data
Net assets, end of period (in millions)	$ 4,670	$ 7,345	$ 5,951	$ 9,814	$ 11,739
Portfolio turnover rate D	275% H	174% G	119% F, G	231%	181% G

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.48	$ 6.90	$ 6.90	$ 7.19	$ 7.36
Income from Investment Operations
Net investment income (loss) B	.240	.274	.322	.353	.374
Net realized and unrealized gain (loss)	.184	.565	.005	(.303)	(.163)
Total from investment operations	.424	.839	.327	.050	.211
Distributions from net investment income	(.234)	(.259)	(.327)	(.333)	(.371)
Distributions from net realized gain	-	-	-	(.007)	(.010)
Total distributions	(.234)	(.259)	(.327)	(.340)	(.381)
Net asset value, end of period	$ 7.67	$ 7.48	$ 6.90	$ 6.90	$ 7.19
Total Return A	5.79%	12.38%	5.16%	.66%	2.88%
Ratios to Average Net Assets C, E
Expenses before reductions	.48%	.50%	.53%	.50%	.48%
Expenses net of fee waivers, if any	.48%	.50%	.53%	.50%	.48%
Expenses net of all reductions	.48%	.50%	.53%	.49%	.47%
Net investment income (loss)	3.24%	3.82%	4.94%	4.97%	5.10%
Supplemental Data
Net assets, end of period (in millions)	$ 91	$ 30	$ 27	$ 34	$ 41
Portfolio turnover rate D	275% H	174% G	119% F, G	231%	181% G

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2011

(Amounts in thousands except ratios)

1. Organization.

Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Investment Grade Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. In September 2011 the Board of Trustees approved a change in the name of Fidelity Fixed-Income Trust to Fidelity Salem Street Trust effective October 14, 2011.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund are available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining

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3. Significant Accounting Policies - continued

Security Valuation - continued

value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though the principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis

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3. Significant Accounting Policies - continued

Expenses - continued

of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Inflation income is distributed as a short-term capital gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, redemption in-kind, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards, and losses deferred due to wash sales.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 224,594
Gross unrealized depreciation	(51,731)
Net unrealized appreciation (depreciation) on securities and other investments	$ 172,863

Tax Cost	$ 5,559,042

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (317,694)
Net unrealized appreciation (depreciation)	$ 129,531

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act is August 31, 2012.

The tax character of distributions paid was as follows:

	August 31, 2011	August 31, 2010
Ordinary Income	$ 191,850	$ 247,482

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Annual Report

4. Operating Policies.

Repurchase Agreements. Fidelity Management and Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer to a financial instrument to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives

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5. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (9,709)	$ 10,144
Interest Rate Risk
Swap Agreements	17,420	(4,163)
Totals (a)	$ 7,711	$ 5,981

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include credit risk and interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

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5. Derivative Instruments - continued

Credit Default Swaps - continued

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $67,148 representing 1.4% of net assets.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, aggregated $728,942 and $1,108,242, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

In addition, under the expense contract, FMR pays all class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 391	$ 11
Class T	-%	.25%	114	3
Class B	.65%	.25%	88	64
Class C	.75%	.25%	302	48
			$ 895	$ 126

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 18
Class T	6
Class B*	23
Class C*	4
$ 51

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond. FIIOC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 276.18
Class T	94.21
Class B	26.26
Class C	53.18
Investment Grade Bond	5,881.10
Institutional Class	45.13
	$ 6,375

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

Redemption In-Kind. During the period, 203,418 shares of the Fund held by an affiliated entity were redeemed in kind for cash and securities, including accrued interest, with a value of $1,507,329. The net realized gain (loss) of $65,117 on securities delivered through the in-kind redemption is included in the accompanying Statement of Operations. The amount of the in-kind redemption is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 12: Share Transactions. The redemption was generally tax free for the Fund.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Committed Line of Credit - continued

agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $23 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $45.

10. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2011	2010
From net investment income
Class A	$ 4,429	$ 5,063
Class T	1,275	1,546
Class B	205	292
Class C	628	783
Investment Grade Bond	184,242	238,838
Institutional Class	1,071	960
Total	$ 191,850	$ 247,482

Annual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2011	2010	2011	2010
Class A
Shares sold	7,437	9,628	$ 55,663	$ 69,206
Reinvestment of distributions	350	439	2,623	3,155
Shares redeemed	(17,751)	(7,903)	(133,401)	(56,412)
Net increase (decrease)	(9,964)	2,164	$ (75,115)	$ 15,949
Class T
Shares sold	1,842	2,791	$ 13,751	$ 20,026
Reinvestment of distributions	154	197	1,153	1,416
Shares redeemed	(4,071)	(2,638)	(30,448)	(18,750)
Net increase (decrease)	(2,075)	350	$ (15,544)	$ 2,692
Class B
Shares sold	234	693	$ 1,754	$ 4,986
Reinvestment of distributions	19	31	146	222
Shares redeemed	(772)	(735)	(5,767)	(5,261)
Net increase (decrease)	(519)	(11)	$ (3,867)	$ (53)
Class C
Shares sold	1,331	2,029	$ 10,087	$ 14,572
Reinvestment of distributions	68	82	507	591
Shares redeemed	(2,050)	(1,356)	(15,297)	(9,700)
Net increase (decrease)	(651)	755	$ (4,703)	$ 5,463
Investment Grade Bond
Shares sold	310,968	332,220	$ 2,323,412	$ 2,382,429
Reinvestment of distributions	22,688	31,428	169,928	225,823
Shares redeemed	(707,179)A	(243,762)	(5,266,058)A	(1,742,304)
Net increase (decrease)	(373,523)	119,886	$ (2,772,718)	$ 865,948
Institutional Class
Shares sold	9,656	2,015	$ 73,244	$ 14,647
Reinvestment of distributions	101	111	757	796
Shares redeemed	(2,000)	(1,978)	(14,984)	(14,226)
Net increase (decrease)	7,757	148	$ 59,017	$ 1,217

A Amount includes in-kind redemptions (see Note 7: Redemption in-kind)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

13. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

14. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to change in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust (formerly Fidelity Fixed-Income Trust) and the Shareholders of Fidelity Investment Grade Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Investment Grade Bond Fund (a fund of Fidelity Salem Street Trust) atAugust 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Investment Grade Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 19, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 424 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund's are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 19.46% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $113,364,807 of distributions paid during the period January 1, 2011 to August 31, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AIGB-UANN-1011
1.784723.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Investment Grade Bond
Fund - Institutional Class

Annual Report

August 31, 2011

Institutional Class is a
class of Fidelity® Investment
Grade Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2011	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	5.79%	5.30%	5.18%

A The initial offering of Institutional Class shares took place on August 27, 2002. Returns prior to August 27, 2002 are those of Fidelity® Investment Grade Bond Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Investment Grade Bond Fund - Institutional Class on August 31, 2001. The chart shows how the value of the investment would have changed, and also shows how the Barclays Capital® U.S. Aggregate Bond Index performed over the same period. The initial offering of Institutional Class took place on August 27, 2002. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Against the backdrop of ultra-low interest rates and heightened volatility, U.S. taxable investment-grade bonds generated moderate gains for the year ending August 31, 2011, as evidenced by the 4.62% advance of the Barclays Capital® U.S. Aggregate Bond Index. Among the sectors that comprise the index, the best performers were on the riskier end of the spectrum, bolstered by improving economic data. Buoyed by a strong first half, commercial mortgage-backed securities (CMBS) fared best, gaining 5.94% amid continued modest improvement in commercial real estate fundamentals. Investment-grade corporate bonds rose 4.98%, due in large part to increased corporate profitability, high cash balances, reduced debt levels and improved credit conditions. Residential mortgage-backed securities also rose 4.98%, supported by a combination of slower-than-expected prepayments and strong demand from investors seeking higher-yielding alternatives to government bonds. Meanwhile, U.S. Treasury bonds gained 4.17%. After underperforming in the first half, when economic data was strong, Treasuries performed exceedingly well in the second half, when the economy weakened, sovereign debt woes in Europe worsened, Congress wrangled over raising the federal debt ceiling and Standard & Poor's downgraded the long-term sovereign credit rating of the United States. U.S. Government agency securities returned 3.04%.

Comments from Jeffrey Moore, Portfolio Manager of Fidelity Advisor® Investment Grade Bond Fund: For the year ending August 31, 2011, the fund's Institutional Class shares gained 5.79%, well ahead of the Barclays Capital® U.S. Aggregate Bond Index. The key to good performance during such a volatile year was an ability to find and quickly take advantage of fleeting value in the marketplace. Fortunately, Fidelity's research team and I were able to do this. Early on, for example, our more-cautious outlook led us to sell some higher-risk assets and use the proceeds to buy U.S. Treasury debt, including an out-of-benchmark stake in Treasury Inflation-Protected Securities (TIPS). These purchases worked out very well. Another positive was very good selection of residential mortgage bonds, which made up for an unhelpful decision to underweight agency mortgage securities. Favorable positioning among commercial mortgage-backed securities (CMBS) and corporate bonds also contributed. One modest negative was having almost no exposure to sovereign and supranational debt, a small portion of the benchmark that fared relatively well. The fund also suffered from being mostly unrepresented in local authority bonds, which gained ground.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Class A	.77%
Actual		$ 1,000.00	$ 1,048.00	$ 3.97
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class T	.81%
Actual		$ 1,000.00	$ 1,047.80	$ 4.18
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 4.13
Class B	1.50%
Actual		$ 1,000.00	$ 1,045.50	$ 7.73
HypotheticalA		$ 1,000.00	$ 1,017.64	$ 7.63
Class C	1.51%
Actual		$ 1,000.00	$ 1,044.00	$ 7.78
HypotheticalA		$ 1,000.00	$ 1,017.59	$ 7.68
Investment Grade Bond	.45%
Actual		$ 1,000.00	$ 1,051.00	$ 2.33
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.48%
Actual		$ 1,000.00	$ 1,049.40	$ 2.48
HypotheticalA		$ 1,000.00	$ 1,022.79	$ 2.45

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2011	As of February 28, 2011
U.S. Government and U.S. Government Agency Obligations 81.3%	U.S. Government and U.S. Government Agency Obligations 78.3%
AAA 5.5%	AAA 6.0%
AA 3.1%	AA 2.5%
A 6.5%	A 7.2%
BBB 13.2%	BBB 12.5%
BB and Below 6.0%	BB and Below 5.0%
Not Rated 0.1%	Not Rated 0.1%
Short-Term Investments and Net Other Assets† (15.7)%	Short-Term Investments and Net Other Assets† (11.6)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Weighted Average Maturity as of August 31, 2011
6 months ago
Years	6.2	6.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2011
6 months ago
Years	4.8	5.0

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2011*		As of February 28, 2011**
	Corporate Bonds 23.3%		Corporate Bonds 22.5%
	U.S. Government and U.S. Government Agency Obligations 81.3%		U.S. Government and U.S. Government Agency Obligations 78.3%
	Asset-Backed Securities 1.1%		Asset-Backed Securities 1.6%
	CMOs and Other Mortgage Related Securities 9.6%		CMOs and Other Mortgage Related Securities 8.7%
	Municipal Bonds 0.2%		Municipal Bonds 0.3%
	Other Investments 0.2%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets† (15.7)%		Short-Term Investments and Net Other Assets† (11.6)%
* Foreign investments	3.1%	** Foreign investments	3.7%
* Futures and Swaps	(0.1)%	** Futures and Swaps	(0.6)%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity, as applicable.

Annual Report

Investments August 31, 2011

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.1%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.6%
Household Durables - 0.1%
Fortune Brands, Inc.:
5.375% 1/15/16	$ 470	$ 521
5.875% 1/15/36	3,062	3,126
6.375% 6/15/14	2,462	2,748
		6,395
Media - 1.5%
Comcast Corp.:
5.7% 5/15/18	6,385	7,395
6.55% 7/1/39	4,789	5,459
Discovery Communications LLC:
3.7% 6/1/15	3,783	4,041
6.35% 6/1/40	3,458	3,893
Liberty Media Corp. 8.25% 2/1/30	2,435	2,380
NBCUniversal Media LLC:
3.65% 4/30/15	4,134	4,386
5.15% 4/30/20	5,465	6,053
6.4% 4/30/40	5,000	5,649
News America Holdings, Inc. 7.75% 12/1/45	2,832	3,335
News America, Inc. 6.15% 2/15/41	2,746	2,863
Time Warner Cable, Inc.:
5.85% 5/1/17	12,691	14,301
6.75% 7/1/18	5,587	6,574
Time Warner, Inc. 6.2% 3/15/40	5,000	5,361
		71,690
TOTAL CONSUMER DISCRETIONARY		78,085
CONSUMER STAPLES - 0.9%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (e)	5,189	5,743
Food & Staples Retailing - 0.0%
CVS Caremark Corp. 4.125% 5/15/21	1,703	1,725
Food Products - 0.1%
Kraft Foods, Inc. 6.5% 8/11/17	4,718	5,698
Tobacco - 0.7%
Altria Group, Inc.:
9.25% 8/6/19	5,257	6,939
9.7% 11/10/18	5,570	7,355
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.:
6.75% 6/15/17	$ 7,156	$ 8,425
7.25% 6/15/37	9,654	10,754
		33,473
TOTAL CONSUMER STAPLES		46,639
ENERGY - 1.9%
Energy Equipment & Services - 0.2%
DCP Midstream LLC 5.35% 3/15/20 (e)	4,973	5,478
El Paso Pipeline Partners Operating Co. LLC 4.1% 11/15/15	6,122	6,443
Weatherford International Ltd. 5.15% 3/15/13	976	1,028
		12,949
Oil, Gas & Consumable Fuels - 1.7%
Anadarko Petroleum Corp. 6.375% 9/15/17	9,817	11,329
Kaneb Pipe Line Operations Participation LP 7.75% 2/15/12	6,497	6,667
Marathon Petroleum Corp. 5.125% 3/1/21 (e)	3,437	3,665
Nakilat, Inc. 6.067% 12/31/33 (e)	2,634	2,845
Nexen, Inc. 6.4% 5/15/37	8,585	8,809
Petro-Canada 6.05% 5/15/18	1,963	2,274
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	5,695	5,838
5.75% 1/20/20	17,057	18,505
Petroleos Mexicanos 5.5% 1/21/21 (e)	4,619	5,023
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (e)	2,794	2,892
5.5% 9/30/14 (e)	3,906	4,306
6.75% 9/30/19 (e)	2,556	3,067
Spectra Energy Partners, LP:
2.95% 6/15/16	860	884
4.6% 6/15/21	1,124	1,161
Western Gas Partners LP 5.375% 6/1/21	4,907	5,167
		82,432
TOTAL ENERGY		95,381
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - 12.0%
Capital Markets - 1.8%
Goldman Sachs Group, Inc.:
5.25% 7/27/21	$ 9,160	$ 9,275
5.95% 1/18/18	4,817	5,121
6.75% 10/1/37	4,560	4,317
Janus Capital Group, Inc. 5.875% 9/15/11 (c)	2,730	2,732
JPMorgan Chase Capital XVII 5.85% 8/1/35	1,820	1,778
JPMorgan Chase Capital XX 6.55% 9/29/36	7,448	7,398
Lazard Group LLC:
6.85% 6/15/17	2,464	2,771
7.125% 5/15/15	7,737	8,724
Morgan Stanley:
4.1% 1/26/15	5,004	4,978
4.75% 4/1/14	1,376	1,395
5.45% 1/9/17	5,100	5,226
5.5% 7/28/21	4,490	4,478
6% 5/13/14	5,474	5,746
6.625% 4/1/18	7,981	8,544
7.3% 5/13/19	4,777	5,330
Northern Trust Corp. 3.375% 8/23/21	1,157	1,155
UBS AG Stamford Branch 3.875% 1/15/15	8,300	8,607
		87,575
Commercial Banks - 2.4%
Bank of America NA 5.3% 3/15/17	7,041	6,887
BB&T Capital Trust IV 6.82% 6/12/77 (l)	583	584
Credit Suisse (Guernsey) Ltd. 5.86% (f)(l)	6,365	5,506
Credit Suisse New York Branch 6% 2/15/18	8,405	8,850
DBS Bank Ltd. (Singapore) 0.5101% 5/16/17 (e)(l)	1,517	1,495
Discover Bank:
7% 4/15/20	2,536	2,757
8.7% 11/18/19	5,944	6,998
Export-Import Bank of Korea 5.25% 2/10/14 (e)	3,402	3,625
Fifth Third Bancorp:
3.625% 1/25/16	3,326	3,370
4.5% 6/1/18	2,054	2,050
8.25% 3/1/38	2,385	2,696
Fifth Third Bank 4.75% 2/1/15	949	1,013
Fifth Third Capital Trust IV 6.5% 4/15/67 (l)	3,533	3,277
HBOS PLC 6.75% 5/21/18 (e)	3,056	2,825
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,827
JPMorgan Chase Bank 6% 10/1/17	5,986	6,705
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
KeyBank NA:
5.45% 3/3/16	$ 2,190	$ 2,374
5.8% 7/1/14	4,173	4,558
6.95% 2/1/28	1,344	1,499
KeyCorp. 5.1% 3/24/21	2,442	2,498
Korea Development Bank 5.75% 9/10/13	3,220	3,470
Manufacturers & Traders Trust Co. 1.7458% 4/1/13 (l)	572	571
Marshall & Ilsley Bank:
4.85% 6/16/15	2,284	2,497
5% 1/17/17	6,464	6,945
5.25% 9/4/12	1,692	1,740
6.375% 9/1/11	6,820	6,820
Regions Bank:
6.45% 6/26/37	8,147	6,945
7.5% 5/15/18	3,713	3,620
Regions Financial Corp.:
5.75% 6/15/15	1,094	1,034
7.75% 11/10/14	4,705	4,670
SunTrust Banks, Inc. 3.6% 4/15/16	4,164	4,180
Wachovia Corp. 4.875% 2/15/14	4,283	4,520
		118,406
Consumer Finance - 0.2%
Discover Financial Services 10.25% 7/15/19	3,781	4,879
SLM Corp.:
0.483% 10/25/11 (l)	1,848	1,844
0.553% 1/27/14 (l)	1,055	951
5% 10/1/13	391	393
		8,067
Diversified Financial Services - 2.1%
Bank of America Corp. 5.75% 12/1/17	13,408	13,928
BP Capital Markets PLC:
3.125% 10/1/15	5,742	6,006
3.625% 5/8/14	5,058	5,334
4.742% 3/11/21	4,290	4,694
Capital One Capital V 10.25% 8/15/39	2,114	2,195
Citigroup, Inc.:
3.953% 6/15/16	4,945	5,050
5.5% 4/11/13	20,020	20,857
6.125% 5/15/18	9,472	10,332
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.: - continued
6.5% 8/19/13	$ 1,317	$ 1,401
JPMorgan Chase & Co. 4.95% 3/25/20	8,888	9,470
Prime Property Funding, Inc.:
5.125% 6/1/15 (e)	6,741	7,146
5.35% 4/15/12 (e)	1,530	1,558
5.5% 1/15/14 (e)	4,505	4,814
TECO Finance, Inc.:
4% 3/15/16	1,439	1,539
5.15% 3/15/20	2,067	2,303
ZFS Finance USA Trust II 6.45% 12/15/65 (e)(l)	3,532	3,461
ZFS Finance USA Trust IV 5.875% 5/9/62 (e)(l)	1,161	1,092
ZFS Finance USA Trust V 6.5% 5/9/67 (e)(l)	2,033	1,942
		103,122
Insurance - 1.8%
Aon Corp.:
3.125% 5/27/16	4,240	4,243
3.5% 9/30/15	2,336	2,423
5% 9/30/20	2,730	2,935
6.25% 9/30/40	1,748	1,925
Assurant, Inc. 5.625% 2/15/14	4,022	4,268
Axis Capital Holdings Ltd. 5.75% 12/1/14	6,279	6,843
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (e)(l)	10,398	9,904
Liberty Mutual Group, Inc.:
5% 6/1/21 (e)	4,901	4,777
6.7% 8/15/16 (e)	7,459	8,190
10.75% 6/15/88 (e)(l)	4,022	4,947
Lincoln National Corp. 7% 5/17/66 (l)	1,136	1,056
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	2,999
MetLife, Inc. 6.75% 6/1/16	4,485	5,253
Metropolitan Life Global Funding I:
5.125% 4/10/13 (e)	5,619	5,935
5.125% 6/10/14 (e)	3,959	4,318
Pacific Life Global Funding 5.15% 4/15/13 (e)	4,733	4,991
Pacific Life Insurance Co. 9.25% 6/15/39 (e)	4,357	5,751
Symetra Financial Corp. 6.125% 4/1/16 (e)	4,900	5,214
Unum Group 5.625% 9/15/20	3,183	3,472
		89,444
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 1.0%
AvalonBay Communities, Inc.:
5.5% 1/15/12	$ 770	$ 782
6.125% 11/1/12	1,160	1,220
Camden Property Trust:
5.375% 12/15/13	1,818	1,944
5.875% 11/30/12	687	718
Developers Diversified Realty Corp.:
4.75% 4/15/18	3,793	3,599
5.375% 10/15/12	4,283	4,334
7.5% 4/1/17	2,623	2,916
9.625% 3/15/16	3,987	4,740
Duke Realty LP:
4.625% 5/15/13	317	329
5.875% 8/15/12	571	589
Equity One, Inc.:
5.375% 10/15/15	585	620
6% 9/15/17	3,250	3,389
6.25% 12/15/14	2,985	3,206
6.25% 1/15/17	2,136	2,295
Federal Realty Investment Trust:
5.4% 12/1/13	2,627	2,800
5.9% 4/1/20	1,389	1,502
6% 7/15/12	1,579	1,632
6.2% 1/15/17	1,215	1,378
HRPT Properties Trust:
5.75% 11/1/15	2,002	2,144
6.65% 1/15/18	3,200	3,605
UDR, Inc. 5.5% 4/1/14	6,383	6,838
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,736	1,868
		52,448
Real Estate Management & Development - 2.3%
AMB Property LP:
5.9% 8/15/13	4,537	4,702
6.3% 6/1/13	4,607	4,874
BioMed Realty LP:
3.85% 4/15/16	5,000	5,045
6.125% 4/15/20	1,872	2,021
Brandywine Operating Partnership LP:
5.7% 5/1/17	2,243	2,347
5.75% 4/1/12	3,189	3,249
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Colonial Properties Trust:
5.5% 10/1/15	$ 5,995	$ 6,349
6.875% 8/15/12	3,309	3,419
Colonial Realty LP 6.05% 9/1/16	4,436	4,658
Digital Realty Trust LP 4.5% 7/15/15	2,667	2,762
Duke Realty LP:
5.4% 8/15/14	5,135	5,431
5.5% 3/1/16	5,038	5,342
5.95% 2/15/17	1,536	1,664
6.25% 5/15/13	3,807	4,025
6.5% 1/15/18	5,065	5,507
ERP Operating LP:
5.2% 4/1/13	6,349	6,674
5.5% 10/1/12	6,078	6,343
5.75% 6/15/17	1,259	1,422
6.625% 3/15/12	1,111	1,142
Liberty Property LP:
5.5% 12/15/16	3,158	3,505
6.375% 8/15/12	2,174	2,260
6.625% 10/1/17	3,709	4,370
Post Apartment Homes LP 6.3% 6/1/13	5,470	5,846
Reckson Operating Partnership LP 6% 3/31/16	1,224	1,296
Regency Centers LP 6.75% 1/15/12	5,856	5,970
Tanger Properties LP:
6.125% 6/1/20	3,058	3,452
6.15% 11/15/15	9,117	10,276
		113,951
Thrifts & Mortgage Finance - 0.4%
Bank of America Corp.:
3.75% 7/12/16	5,150	5,081
5.65% 5/1/18	3,225	3,288
6.5% 8/1/16	5,430	5,825
First Niagara Financial Group, Inc. 6.75% 3/19/20	4,247	4,716
		18,910
TOTAL FINANCIALS		591,923
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Express Scripts, Inc.:
3.125% 5/15/16	$ 4,472	$ 4,572
6.25% 6/15/14	1,557	1,734
		6,306
INDUSTRIALS - 0.3%
Airlines - 0.2%
Continental Airlines, Inc.:
6.545% 8/2/20	1,177	1,224
6.795% 2/2/20	405	391
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	2,187	2,143
8.36% 1/20/19	7,501	7,501
		11,259
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (l)	2,984	3,018
TOTAL INDUSTRIALS		14,277
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	4,695	5,129
6.55% 10/1/17	2,421	2,880
		8,009
MATERIALS - 0.4%
Chemicals - 0.3%
Dow Chemical Co. 7.6% 5/15/14	13,026	15,012
Metals & Mining - 0.1%
ArcelorMittal SA 3.75% 3/1/16	1,580	1,563
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (e)	4,183	4,442
		6,005
TOTAL MATERIALS		21,017
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.7%
AT&T, Inc. 6.8% 5/15/36	5,000	5,860
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
BellSouth Capital Funding Corp. 7.875% 2/15/30	$ 4,203	$ 5,440
CenturyLink, Inc.:
6.15% 9/15/19	2,073	2,043
6.45% 6/15/21	5,399	5,251
7.6% 9/15/39	1,063	978
Deutsche Telekom International Financial BV 5.875% 8/20/13	4,937	5,346
Embarq Corp. 7.995% 6/1/36	2,019	1,915
Telefonica Emisiones SAU 5.855% 2/4/13	1,287	1,329
Verizon Communications, Inc. 6.1% 4/15/18	6,019	7,155
		35,317
Wireless Telecommunication Services - 0.7%
America Movil SAB de CV 2.375% 9/8/16 (g)	3,546	3,517
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	8,998	9,894
5.875% 10/1/19	6,291	7,244
6.35% 3/15/40	1,971	2,155
Sprint Nextel Corp. 6% 12/1/16	10,058	9,681
		32,491
TOTAL TELECOMMUNICATION SERVICES		67,808
UTILITIES - 2.3%
Electric Utilities - 1.1%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,410	5,897
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (e)	3,318	3,359
6.4% 9/15/20 (e)	8,975	9,390
Edison International 3.75% 9/15/17	3,716	3,855
EDP Finance BV 6% 2/2/18 (e)	7,773	6,513
FirstEnergy Corp. 7.375% 11/15/31	6,758	7,841
FirstEnergy Solutions Corp. 6.05% 8/15/21	2,899	3,174
LG&E and KU Energy LLC 2.125% 11/15/15	4,231	4,190
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	5,634
Pepco Holdings, Inc. 2.7% 10/1/15	3,942	4,031
		53,884
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (e)	$ 2,894	$ 3,327
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21 (e)	1,522	1,585
		4,912
Independent Power Producers & Energy Traders - 0.6%
Duke Capital LLC 5.668% 8/15/14	6,310	7,011
Exelon Generation Co. LLC:
4% 10/1/20	4,789	4,758
5.35% 1/15/14	5,292	5,708
PPL Energy Supply LLC:
6.2% 5/15/16	2,534	2,914
6.5% 5/1/18	5,351	6,318
		26,709
Multi-Utilities - 0.5%
Dominion Resources, Inc.:
6.3% 9/30/66 (l)	1,637	1,563
7.5% 6/30/66 (l)	3,654	3,745
NiSource Finance Corp.:
5.4% 7/15/14	1,393	1,530
5.45% 9/15/20	1,461	1,639
5.95% 6/15/41	4,935	5,035
6.25% 12/15/40	1,327	1,459
6.4% 3/15/18	4,529	5,324
San Diego Gas & Electric Co. 3% 8/15/21	1,292	1,286
Wisconsin Energy Corp. 6.25% 5/15/67 (l)	4,001	3,961
		25,542
TOTAL UTILITIES		111,047
TOTAL NONCONVERTIBLE BONDS (Cost $977,704)		1,040,492
U.S. Government and Government Agency Obligations - 32.6%

U.S. Government Agency Obligations - 0.4%
Tennessee Valley Authority 5.25% 9/15/39	15,563	18,404
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 1.9%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40	$ 9,293	$ 11,410
2.125% 2/15/41	65,111	80,453
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		91,863
U.S. Treasury Obligations - 30.3%
U.S. Treasury Bonds 4.375% 5/15/41	152,516	174,106
U.S. Treasury Notes:
0.375% 6/30/13	120,514	120,909
0.5% 5/31/13	24,993	25,126
0.5% 8/15/14	60,400	60,712
1% 8/31/16	1	1
1.5% 12/31/13	400,000	411,722
1.5% 7/31/16	2	2
2.125% 8/15/21 (d)	46,830	46,369
2.375% 9/30/14 (i)	83,800	88,946
2.625% 7/31/14 (i)	103,287	110,162
3.125% 5/15/21	297,628	321,903
3.625% 2/15/20	122,561	139,174
TOTAL U.S. TREASURY OBLIGATIONS		1,499,132
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,543,494)		1,609,399
U.S. Government Agency - Mortgage Securities - 30.0%

Fannie Mae - 21.9%
2.303% 6/1/36 (l)	142	147
2.575% 2/1/35 (l)	2,828	2,981
2.636% 7/1/37 (l)	440	465
3.5% 11/1/25 to 12/1/40 (h)	31,065	31,526
4% 2/1/35 to 6/1/41	82,603	85,723
4% 9/1/41 (g)	30,000	31,091
4% 9/1/41 (g)(h)	145,000	150,275
4% 9/1/41 (g)(h)	17,000	17,618
4% 9/1/41 (g)(h)	38,000	39,382
4% 9/1/41 (g)(h)	71,000	73,583
4.5% 6/1/24 to 9/1/41	182,667	193,878
4.5% 9/1/26 (g)(h)	5,000	5,330
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.5% 9/1/41 (g)(h)	$ 14,000	$ 14,801
4.5% 9/1/41 (g)(h)	38,000	40,173
4.5% 9/1/41 (g)(h)	14,000	14,801
4.5% 9/1/41 (g)(h)	10,000	10,572
4.5% 9/1/41 (g)(h)	14,062	14,866
5% 4/1/18 to 9/1/40 (h)	105,310	113,763
5% 9/1/41 (g)(h)	5,000	5,385
5% 9/1/41 (g)(h)	300	323
5% 9/1/41 (g)	300	323
5.5% 12/1/30 to 9/1/38 (g)	54,236	59,504
5.5% 9/1/41 (g)	5,900	6,449
5.5% 9/1/41 (g)(h)	13,000	14,209
5.5% 9/1/41 (g)(h)	13,000	14,209
5.5% 9/1/41 (g)(h)	5,000	5,465
5.5% 9/1/41 (g)(h)	15,000	16,395
6% 3/1/22 to 9/1/39	73,917	82,091
6% 9/1/41 (g)	800	886
6% 9/1/41 (g)	27,700	30,668
6% 9/1/41 (g)	4,000	4,429
6.5% 2/1/36	207	232
TOTAL FANNIE MAE		1,081,543
Freddie Mac - 4.3%
3.261% 10/1/35 (l)	214	228
4% 9/1/41 (g)	5,000	5,178
4.5% 7/1/25 to 8/1/41 (g)	43,601	46,129
4.5% 9/1/41 (g)(h)	11,000	11,607
4.5% 9/1/41 (g)	21,500	22,686
5% 9/1/35 to 4/1/41	31,599	34,125
5% 9/1/41 (g)	400	430
5.5% 12/1/27 to 2/1/40	74,349	81,143
5.5% 9/1/41 (g)	4,600	5,017
6% 7/1/37 to 8/1/37	4,183	4,645
TOTAL FREDDIE MAC		211,188
Ginnie Mae - 3.8%
3.5% 12/15/40 to 2/15/41	6,389	6,547
4% 1/15/25 to 7/15/41	35,621	38,062
4% 9/1/41 (g)	17,000	17,990
4.5% 3/15/39 to 7/20/41	43,910	47,634
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
4.5% 9/1/41 (g)	$ 8,550	$ 9,250
5% 7/15/39 to 9/15/40	14,334	15,865
5% 9/1/41 (g)	7,000	7,712
5% 9/1/41 (g)	14,000	15,424
5% 9/1/41 (g)	19,000	20,932
5.5% 12/20/28 to 12/15/38	10,132	11,352
TOTAL GINNIE MAE		190,768
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,460,175)		1,483,499
Asset-Backed Securities - 1.1%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6884% 4/25/35 (l)	910	602
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.9684% 3/25/34 (l)	4	4
Class M2, 1.8684% 3/25/34 (l)	219	164
Series 2005-HE2 Class M2, 0.6684% 4/25/35 (l)	88	85
Series 2006-OP1 Class M4, 0.5884% 4/25/36 (l)	70	0*
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.6758% 10/20/14 (l)	376	4
Series 2007-D1 Class D, 1.5863% 1/22/13 (e)(l)	6,136	92
Airspeed Ltd. Series 2007-1A Class C1, 2.7072% 6/15/32 (e)(l)	6,122	2,694
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (e)	4,884	5,023
Series 2011-3 Class A2, 1.81% 5/15/16	3,550	3,589
AmeriCredit Prime Automobile Receivables Trust Series 2007-1:
Class D, 5.62% 9/8/14	648	653
Class E, 6.96% 3/8/16 (e)	2,566	2,590
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9184% 12/25/33 (l)	56	44
Series 2004-R2 Class M3, 0.7684% 4/25/34 (l)	85	28
Series 2005-R2 Class M1, 0.6684% 4/25/35 (l)	1,307	1,139
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9673% 3/25/34 (l)	30	20
Series 2004-W7 Class M1, 0.7684% 5/25/34 (l)	808	584
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Argent Securities, Inc. pass-thru certificates: - continued
Series 2006-W4 Class A2C, 0.3784% 5/25/36 (l)	$ 856	$ 217
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0434% 4/25/34 (l)	1,677	1,307
Series 2006-HE2 Class M1, 0.5884% 3/25/36 (l)	103	1
Axon Financial Funding Ltd. 0.8458% 4/4/17 (b)(e)(l)	5,160	0
Bank of America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (e)	4,230	4,337
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.2565% 12/25/24 (l)	925	807
C-BASS Trust Series 2006-CB7 Class A2, 0.2784% 10/25/36 (l)	8	8
Capital Auto Receivables Asset Trust Series 2007-1 Class C, 5.38% 11/15/12	264	271
Capital Trust Ltd. Series 2004-1:
Class A2, 0.663% 7/20/39 (e)(l)	225	162
Class B, 0.963% 7/20/39 (e)(l)	355	138
Class C, 1.313% 7/20/39 (e)(l)	456	18
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5184% 7/25/36 (l)	722	36
Series 2006-NC4 Class M1, 0.5184% 10/25/36 (l)	127	2
Series 2007-RFC1 Class A3, 0.3584% 12/25/36 (l)	1,140	325
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.2784% 6/25/47 (l)	19	19
Series 2007-4 Class A1A, 0.3073% 9/25/37 (l)	178	170
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (e)	1,666	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4358% 3/25/32 (MGIC Investment Corp. Insured) (l)	61	29
Series 2004-3 Class M4, 1.1884% 4/25/34 (l)	101	50
Series 2004-4 Class M2, 1.0134% 6/25/34 (l)	372	163
Series 2005-3 Class MV1, 0.6384% 8/25/35 (l)	361	350
Series 2005-AB1 Class A2, 0.4284% 8/25/35 (l)	31	30
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (e)	150	150
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.5908% 5/28/35 (l)	25	16
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3934% 8/25/34 (l)	231	132
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0434% 3/25/34 (l)	13	3
Ford Credit Auto Owner Trust Series 2007-A Class D, 7.05% 12/15/13 (e)	1,100	1,118
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15	$ 5,563	$ 5,609
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	8	8
Series 2007-1:
Class A4, 5.03% 2/16/15	20	20
Class C, 5.43% 2/16/15	279	279
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7084% 1/25/35 (l)	600	237
Class M4, 0.8984% 1/25/35 (l)	231	60
Series 2006-D Class M1, 0.4484% 11/25/36 (l)	98	3
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6918% 2/25/47 (e)(l)	2,174	1,283
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (e)	1,063	846
GE Business Loan Trust:
Series 2003-1 Class A, 0.6372% 4/15/31 (e)(l)	150	141
Series 2006-2A:
Class A, 0.3872% 11/15/34 (e)(l)	1,083	896
Class B, 0.4872% 11/15/34 (e)(l)	392	253
Class C, 0.5872% 11/15/34 (e)(l)	649	321
Class D, 0.9572% 11/15/34 (e)(l)	310	74
Goal Capital Funding Trust Series 2007-1 Class C1, 0.6465% 6/25/42 (l)	324	253
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (e)(l)	269	74
Class M1, 0.8684% 6/25/34 (l)	1,630	1,007
Series 2007-HE1 Class M1, 0.4684% 3/25/47 (l)	660	30
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.6184% 9/25/46 (e)(l)	289	124
Class C, 0.7684% 9/25/46 (e)(l)	1,211	194
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5384% 8/25/33 (l)	188	131
Series 2003-3 Class M1, 1.5084% 8/25/33 (l)	459	364
Series 2003-5 Class A2, 0.9184% 12/25/33 (l)	21	14
Series 2005-5 Class 2A2, 0.4684% 11/25/35 (l)	30	30
Series 2006-1 Class 2A3, 0.4434% 4/25/36 (l)	493	480
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.503% 3/20/36 (l)	415	345
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4084% 1/25/37 (l)	913	309
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5184% 7/25/36 (l)	$ 116	$ 5
Series 2007-CH1:
Class AV4, 0.3484% 11/25/36 (l)	913	721
Class MV1, 0.4484% 11/25/36 (l)	741	475
Series 2007-CH3 Class M1, 0.5184% 3/25/37 (l)	326	13
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.5765% 12/27/29 (l)	422	373
Series 2006-A Class 2C, 1.3965% 3/27/42 (l)	1,605	400
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)	587	588
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.2984% 6/25/34 (l)	56	39
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (e)	14	14
Class C, 5.691% 10/20/28 (e)	6	6
Class D, 6.01% 10/20/28 (e)	59	59
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4784% 10/25/36 (l)	327	15
Series 2007-HE1 Class M1, 0.5184% 5/25/37 (l)	496	17
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9684% 7/25/34 (l)	79	51
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1934% 7/25/34 (l)	288	198
Series 2006-FM1 Class A2B, 0.3284% 4/25/37 (l)	1,131	821
Series 2006-OPT1 Class A1A, 0.4784% 6/25/35 (l)	1,664	1,187
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5584% 8/25/34 (l)	36	25
Series 2004-NC8 Class M6, 1.4684% 9/25/34 (l)	97	47
Series 2005-NC1 Class M1, 0.6584% 1/25/35 (l)	253	162
Series 2005-NC2 Class B1, 1.3884% 3/25/35 (l)	264	34
Series 2007-HE2 Class M1, 0.4684% 1/25/37 (l)	145	1
National Collegiate Student Loan Trust:
Series 2004-2 Class A, 9.75% 10/27/14 (n)	6,600	601
Series 2006-3 Class A, 7.1% 1/25/12 (n)	20,877	418
Series 2006-4:
Class A1, 0.2484% 3/25/25 (l)	5	5
Class A, 6.35% 2/27/12 (n)	20,073	445
Class D, 1.3184% 5/25/32 (l)	1,227	3
Series 2007-1 Class A, 7.27% 4/25/12 (n)	23,975	959
Series 2007-2 Class A, 6.7% 7/25/12 (n)	17,719	907
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7284% 9/25/35 (l)	903	492
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
New Century Home Equity Loan Trust: - continued
Series 2005-D Class M2, 0.6884% 2/25/36 (l)	$ 429	$ 85
Ocala Funding LLC:
Series 2005-1A Class A, 1.713% 3/20/10 (b)(e)(l)	449	0
Series 2006-1A Class A, 1.613% 3/20/11 (b)(e)(l)	933	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3084% 5/25/37 (l)	20	19
Series 2007-6 Class 2A1, 0.2784% 7/25/37 (l)	63	61
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4684% 9/25/34 (l)	337	197
Class M4, 1.6684% 9/25/34 (l)	433	178
Series 2005-WCH1:
Class M2, 0.7384% 1/25/36 (l)	1,296	1,173
Class M3, 0.7784% 1/25/36 (l)	302	193
Class M4, 1.0484% 1/25/36 (l)	935	472
Series 2005-WHQ2 Class M7, 1.4684% 5/25/35 (l)	1,149	8
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4484% 12/25/36 (l)	407	9
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.2884% 2/25/37 (l)	1	1
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0184% 4/25/33 (l)	3	3
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0134% 3/25/35 (l)	911	713
Securitized Asset Backed Receivables LLC Trust Series 2005-FR4 Class B3, 1.9384% 1/25/36 (l)	15	0*
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3363% 3/20/19 (FGIC Insured) (e)(l)	383	366
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.197% 6/15/33 (l)	805	370
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (e)	374	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9434% 9/25/34 (l)	54	29
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (e)	317	330
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0784% 9/25/34 (l)	18	12
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8058% 4/6/42 (e)(l)	1,721	129
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (e)	$ 704	$ 0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (e)	6	0
TOTAL ASSET-BACKED SECURITIES (Cost $54,576)		53,988
Collateralized Mortgage Obligations - 1.2%

Private Sponsor - 1.2%
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6565% 4/10/49 (l)	896	409
Class C, 5.6565% 4/10/49 (l)	2,392	975
Class D, 5.6565% 4/10/49 (l)	1,197	420
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (e)	2,149	2,186
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.9045% 1/25/34 (l)	855	754
Series 2004-1 Class 2A2, 3.2303% 10/25/34 (l)	874	746
Series 2004-A Class 2A2, 2.8478% 2/25/34 (l)	105	90
Series 2004-B:
Class 1A1, 2.7465% 3/25/34 (l)	73	63
Class 2A2, 2.8677% 3/25/34 (l)	510	456
Series 2004-D Class 2A2, 2.8857% 5/25/34 (l)	772	675
Series 2004-G Class 2A7, 2.9352% 8/25/34 (l)	717	611
Series 2004-H Class 2A1, 3.1632% 9/25/34 (l)	626	527
Bayview Commercial Asset Trust Series 2006-3A, 4.2221% 10/25/36 (e)(l)(n)	29,502	1,873
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7784% 1/25/35 (l)	1,306	987
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4258% 10/12/41 (e)(l)(n)	2,101	19
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 2.8968% 2/25/37 (l)	752	664
Series 2007-A2 Class 2A1, 3.0179% 7/25/37 (l)	910	837
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0737% 12/10/49 (l)	1,095	1,134
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.2809% 8/25/34 (l)	642	635
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (l)	1,223	342
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7083% 7/16/34 (e)(l)	$ 17	$ 17
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.7846% 11/25/34 (l)	928	820
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (e)	3,756	3,732
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.858% 10/25/34 (l)	720	640
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7678% 11/20/56 (e)(l)	1,711	1,699
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.303% 12/20/54 (l)	2,694	2,135
Class M1, 0.383% 12/20/54 (l)	710	454
Series 2007-1:
Class 1M1, 0.513% 12/20/54 (l)	894	572
Class 2M1, 0.713% 12/20/54 (l)	1,148	735
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7013% 1/20/44 (l)	341	232
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 2.7323% 4/25/35 (l)	344	273
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (l)	2,077	2,156
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.8639% 8/25/36 (l)	1,261	959
Series 2004-A3 Class 4A1, 2.7486% 7/25/34 (l)	741	709
Series 2006-A2 Class 5A1, 2.9458% 11/25/33 (l)	869	792
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	492	533
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4284% 5/25/47 (l)	570	367
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3884% 2/25/37 (l)	994	666
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.377% 6/15/22 (e)(l)	190	184
Class C, 0.397% 6/15/22 (e)(l)	936	875
Class D, 0.407% 6/15/22 (e)(l)	452	420
Class E, 0.417% 6/15/22 (e)(l)	576	530
Class F, 0.447% 6/15/22 (e)(l)	955	869
Class G, 0.517% 6/15/22 (e)(l)	271	241
Class H, 0.537% 6/15/22 (e)(l)	433	376
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1: - continued
Class J, 0.577% 6/15/22 (e)(l)	$ 505	$ 435
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.6423% 8/25/34 (l)	1,024	967
Series 2005-A2 Class A7, 2.6224% 2/25/35 (l)	626	585
Series 2006-A6 Class A4, 3.1818% 10/25/33 (l)	708	637
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5084% 7/25/35 (l)	1,338	1,030
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5184% 3/25/37 (l)	1,797	79
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.6869% 10/25/35 (l)	2,435	1,945
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5558% 7/10/35 (e)(l)	814	639
Class B6, 3.0558% 7/10/35 (e)(l)	1,079	793
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	460	486
Series 2004-SL3 Class A1, 7% 8/25/16	23	23
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6684% 6/25/33 (e)(l)	199	182
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (e)	194	68
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.275% 7/20/34 (l)	24	16
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.375% 4/25/33 (l)	321	292
Series 2003-20 Class 1A1, 5.5% 7/25/33	225	227
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.3873% 9/25/36 (l)	2,073	1,495
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.6863% 8/25/33 (l)	525	484
Series 2005-AR3 Class A2, 2.5791% 3/25/35 (l)	1,416	1,171
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W Class A9, 2.7617% 11/25/34 (l)	1,611	1,468
Series 2005-AR12 Class 2A6, 2.7552% 7/25/35 (l)	1,760	1,555
Series 2005-AR2 Class 2A2, 2.7427% 3/25/35 (l)	1,179	1,028
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR3 Class 2A1, 2.7804% 3/25/35 (l)	$ 976	$ 862
Series 2006-AR8 Class 3A1, 2.77% 4/25/36 (l)	9,451	7,550
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $55,874)		59,406
Commercial Mortgage Securities - 8.4%

Asset Securitization Corp. Series 1997-D5:
Class A2, 6.8338% 2/14/43 (l)	805	832
Class A3, 6.8838% 2/14/43 (l)	869	915
Class A6, 7.2038% 2/14/43 (l)	1,281	1,340
Class PS1, 1.3868% 2/14/43 (l)(n)	3,869	68
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7134% 5/10/45 (l)	1,225	1,294
Series 2006-3 Class A4, 5.889% 7/10/44	6,816	7,389
Series 2006-6 Class A3, 5.369% 10/10/45	2,190	2,288
Series 2007-4 Class A3, 5.798% 2/10/51 (l)	1,092	1,154
Series 2006-6 Class E, 5.619% 10/10/45 (e)	633	117
Series 2007-3:
Class A3, 5.6242% 6/10/49 (l)	1,828	1,915
Class A4, 5.6242% 6/10/49 (l)	2,283	2,405
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	2,398	2,545
Series 2004-2:
Class A3, 4.05% 11/10/38	181	183
Class A4, 4.153% 11/10/38	1,389	1,436
Series 2005-1 Class A3, 4.877% 11/10/42	959	959
Series 2001-3 Class H, 6.562% 4/11/37 (e)	612	611
Series 2001-PB1:
Class J, 7.166% 5/11/35 (e)	343	341
Class K, 6.15% 5/11/35 (e)	509	504
Series 2005-3 Series A3B, 5.09% 7/10/43 (l)	3,402	3,563
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5172% 3/15/22 (e)(l)	470	444
Class D, 0.5672% 3/15/22 (e)(l)	476	445
Class E, 0.6072% 3/15/22 (e)(l)	393	362
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Large Loan, Inc. floater: - continued
Series 2005-MIB1:
Class F, 0.6772% 3/15/22 (e)(l)	$ 489	$ 440
Class G, 0.7372% 3/15/22 (e)(l)	317	282
Series 2006-BIX1:
Class C, 0.3872% 10/15/19 (e)(l)	468	455
Class D, 0.4172% 10/15/19 (e)(l)	860	823
Class E, 0.4472% 10/15/19 (e)(l)	797	751
Class F, 0.5172% 10/15/19 (e)(l)	1,885	1,767
Class G, 0.5372% 10/15/19 (e)(l)	1,257	1,116
Class H, 0.5772% 10/15/19 (e)(l)	1,388	1,256
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0684% 12/25/33 (e)(l)	57	40
Series 2004-1:
Class A, 0.5784% 4/25/34 (e)(l)	725	607
Class B, 2.1184% 4/25/34 (e)(l)	81	46
Class M1, 0.7784% 4/25/34 (e)(l)	82	58
Class M2, 1.4184% 4/25/34 (e)(l)	75	52
Series 2004-2:
Class A, 0.6484% 8/25/34 (e)(l)	590	482
Class M1, 0.7984% 8/25/34 (e)(l)	134	98
Series 2004-3:
Class A1, 0.5884% 1/25/35 (e)(l)	1,311	1,025
Class A2, 0.6384% 1/25/35 (e)(l)	188	149
Class M1, 0.7184% 1/25/35 (e)(l)	226	158
Class M2, 1.2184% 1/25/35 (e)(l)	114	76
Series 2005-2A:
Class A1, 0.5284% 8/25/35 (e)(l)	1,019	797
Class M1, 0.6484% 8/25/35 (e)(l)	67	39
Class M2, 0.6984% 8/25/35 (e)(l)	89	48
Class M3, 0.7184% 8/25/35 (e)(l)	61	33
Class M4, 0.8284% 8/25/35 (e)(l)	56	28
Series 2005-3A:
Class A1, 0.5384% 11/25/35 (e)(l)	403	305
Class A2, 0.6184% 11/25/35 (e)(l)	376	286
Class M1, 0.6584% 11/25/35 (e)(l)	101	62
Class M2, 0.7084% 11/25/35 (e)(l)	76	44
Class M3, 0.7284% 11/25/35 (e)(l)	68	38
Class M4, 0.8184% 11/25/35 (e)(l)	85	42
Series 2005-4A:
Class A2, 0.6084% 1/25/36 (e)(l)	935	695
Class B1, 1.6184% 1/25/36 (e)(l)	101	20
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class M1, 0.6684% 1/25/36 (e)(l)	$ 302	$ 179
Class M2, 0.6884% 1/25/36 (e)(l)	114	60
Class M3, 0.7184% 1/25/36 (e)(l)	166	81
Class M4, 0.8284% 1/25/36 (e)(l)	92	41
Class M5, 0.8684% 1/25/36 (e)(l)	92	35
Class M6, 0.9184% 1/25/36 (e)(l)	97	30
Series 2006-1:
Class A2, 0.5784% 4/25/36 (e)(l)	178	132
Class M1, 0.5984% 4/25/36 (e)(l)	108	63
Class M2, 0.6184% 4/25/36 (e)(l)	114	62
Class M3, 0.6384% 4/25/36 (e)(l)	98	50
Class M4, 0.7384% 4/25/36 (e)(l)	56	26
Class M5, 0.7784% 4/25/36 (e)(l)	54	22
Class M6, 0.8584% 4/25/36 (e)(l)	107	40
Series 2006-2A:
Class A1, 0.4484% 7/25/36 (e)(l)	2,464	1,840
Class A2, 0.4984% 7/25/36 (e)(l)	159	117
Class B1, 1.0884% 7/25/36 (e)(l)	101	34
Class B3, 2.9184% 7/25/36 (e)(l)	90	26
Class M1, 0.5284% 7/25/36 (e)(l)	167	100
Class M2, 0.5484% 7/25/36 (e)(l)	118	65
Class M3, 0.5684% 7/25/36 (e)(l)	98	53
Class M4, 0.6384% 7/25/36 (e)(l)	112	58
Class M5, 0.6884% 7/25/36 (e)(l)	81	41
Class M6, 0.7584% 7/25/36 (e)(l)	121	46
Series 2006-3A:
Class B1, 1.0184% 10/25/36 (e)(l)	112	10
Class B2, 1.5684% 10/25/36 (e)(l)	137	6
Class B3, 2.8184% 10/25/36 (e)(l)	28	0
Class M4, 0.6484% 10/25/36 (e)(l)	124	32
Class M5, 0.6984% 10/25/36 (e)(l)	148	30
Class M6, 0.7784% 10/25/36 (e)(l)	290	44
Series 2006-4A:
Class A1, 0.4484% 12/25/36 (e)(l)	489	347
Class A2, 0.4884% 12/25/36 (e)(l)	2,480	1,687
Class B1, 0.9184% 12/25/36 (e)(l)	154	21
Class B2, 1.4684% 12/25/36 (e)(l)	158	16
Class B3, 2.6684% 12/25/36 (e)(l)	166	11
Class M1, 0.5084% 12/25/36 (e)(l)	199	83
Class M2, 0.5284% 12/25/36 (e)(l)	133	50
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class M3, 0.5584% 12/25/36 (e)(l)	$ 135	$ 45
Class M4, 0.6184% 12/25/36 (e)(l)	161	45
Class M5, 0.6584% 12/25/36 (e)(l)	148	33
Class M6, 0.7384% 12/25/36 (e)(l)	133	24
Series 2007-1:
Class A2, 0.4884% 3/25/37 (e)(l)	534	347
Class B1, 0.8884% 3/25/37 (e)(l)	213	26
Class B2, 1.3684% 3/25/37 (e)(l)	154	15
Class B3, 3.5684% 3/25/37 (e)(l)	188	8
Class M1, 0.4884% 3/25/37 (e)(l)	188	69
Class M2, 0.5084% 3/25/37 (e)(l)	140	42
Class M3, 0.5384% 3/25/37 (e)(l)	186	50
Class M4, 0.5884% 3/25/37 (e)(l)	151	36
Class M5, 0.6384% 3/25/37 (e)(l)	157	30
Class M6, 0.7184% 3/25/37 (e)(l)	219	35
Series 2007-2A:
Class A1, 0.4884% 7/25/37 (e)(l)	1,364	944
Class A2, 0.5384% 7/25/37 (e)(l)	1,278	742
Class B1, 1.8184% 7/25/37 (e)(l)	382	28
Class B2, 2.4684% 7/25/37 (e)(l)	333	15
Class B3, 3.5684% 7/25/37 (e)(l)	374	10
Class M1, 0.5884% 7/25/37 (e)(l)	436	139
Class M2, 0.6284% 7/25/37 (e)(l)	284	67
Class M3, 0.7084% 7/25/37 (e)(l)	287	52
Class M4, 0.8684% 7/25/37 (e)(l)	477	70
Class M5, 0.9684% 7/25/37 (e)(l)	422	53
Class M6, 1.2184% 7/25/37 (e)(l)	535	54
Series 2007-3:
Class A2, 0.5084% 7/25/37 (e)(l)	529	325
Class B1, 1.1684% 7/25/37 (e)(l)	319	41
Class B2, 1.8184% 7/25/37 (e)(l)	821	75
Class B3, 4.2184% 7/25/37 (e)(l)	321	14
Class M1, 0.5284% 7/25/37 (e)(l)	281	111
Class M2, 0.5584% 7/25/37 (e)(l)	299	100
Class M3, 0.5884% 7/25/37 (e)(l)	483	133
Class M4, 0.7184% 7/25/37 (e)(l)	760	175
Class M5, 0.8184% 7/25/37 (e)(l)	385	76
Class M6, 1.0184% 7/25/37 (e)(l)	292	48
Series 2007-4A:
Class B1, 2.7684% 9/25/37 (e)(l)	235	4
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-4A:
Class B2, 3.6684% 9/25/37 (e)(l)	$ 480	$ 2
Class M1, 1.1684% 9/25/37 (e)(l)	226	27
Class M2, 1.2684% 9/25/37 (e)(l)	226	23
Class M4, 1.8184% 9/25/37 (e)(l)	460	28
Class M5, 1.9684% 9/25/37 (e)(l)	460	18
Class M6, 2.1684% 9/25/37 (e)(l)	461	12
Series 2004-1 Class IO, 1.25% 4/25/34 (e)(n)	2,774	105
Series 2007-5A Class IO, 3.047% 10/25/37 (e)(l)(n)	6,714	666
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8572% 3/15/19 (e)(l)	343	325
Class J, 1.0572% 3/15/19 (e)(l)	323	272
Series 2007-BBA8:
Class D, 0.4572% 3/15/22 (e)(l)	489	457
Class E, 0.5072% 3/15/22 (e)(l)	2,030	1,879
Class F, 0.5572% 3/15/22 (e)(l)	1,246	1,132
Class G, 0.6072% 3/15/22 (e)(l)	401	355
Class H, 0.7572% 3/15/22 (e)(l)	489	422
Class J, 0.9072% 3/15/22 (e)(l)	489	395
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	173	174
Series 2004-PWR3 Class A3, 4.487% 2/11/41	391	400
Series 2007-PW16 Class A4, 5.7154% 6/11/40 (l)	641	692
Series 2007-PW17 Class A1, 5.282% 6/11/50	293	297
Series 2007-T26 Class A1, 5.145% 1/12/45	156	157
Series 2003-PWR2 Class X2, 0.5275% 5/11/39 (e)(l)(n)	9,682	0
Series 2006-PW13 Class A3, 5.518% 9/11/41	3,864	3,966
Series 2006-PW14 Class X2, 0.6524% 12/11/38 (e)(l)(n)	15,640	220
Series 2006-T22 Class A4, 5.5338% 4/12/38 (l)	137	152
Series 2007-PW16:
Class B, 5.7154% 6/11/40 (e)(l)	176	87
Class C, 5.7154% 6/11/40 (e)(l)	146	57
Class D, 5.7154% 6/11/40 (e)(l)	146	51
Series 2007-PW18 Class X2, 0.3152% 6/11/50 (e)(l)(n)	119,638	1,255
Series 2007-T28 Class X2, 0.1654% 9/11/42 (e)(l)(n)	58,943	392
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
C-BASS Trust floater Series 2006-SC1 Class A, 0.4884% 5/25/36 (e)(l)	$ 497	$ 352
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (e)	1,287	1,345
Class XCL, 2.2784% 5/15/35 (e)(l)(n)	9,189	172
Chase Commercial Mortgage Securities Corp. Series 2000-3 Class G 6.887% 10/15/32 (e)	3,889	3,881
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5202% 8/15/21 (e)(l)	391	386
Class G, 0.5402% 8/15/21 (e)(l)	326	316
Class H, 0.5802% 8/15/21 (e)(l)	261	240
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (e)	1,639	1,603
Series 2007-C6:
Class A1, 5.622% 12/10/49 (l)	248	247
Class A2, 5.6978% 12/10/49 (l)	1,093	1,111
Class A4, 5.6978% 12/10/49 (l)	3,631	3,917
Series 2007-FL3A Class A2, 0.3472% 4/15/22 (e)(l)	3,955	3,795
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A2A, 5.237% 12/11/49	366	367
Class A4, 5.322% 12/11/49	13,649	14,180
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,066	1,099
Class C, 5.476% 12/11/49	2,061	412
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8158% 5/15/46 (l)	1,095	1,165
Series 2006-C1 Class B, 5.359% 8/15/48	3,285	657
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4372% 4/15/17 (e)(l)	4,971	4,801
Class C, 0.4772% 4/15/17 (e)(l)	881	851
Class D, 0.5172% 4/15/17 (e)(l)	601	577
Class E, 0.5772% 4/15/17 (e)(l)	192	180
Class F, 0.6172% 4/15/17 (e)(l)	109	98
Class G, 0.7572% 4/15/17 (e)(l)	109	98
Class H, 0.8272% 4/15/17 (e)(l)	109	97
Class J, 1.0572% 4/15/17 (e)(l)	104	87
Series 2005-FL11:
Class C, 0.5072% 11/15/17 (e)(l)	836	794
Class D, 0.5472% 11/15/17 (e)(l)	44	41
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
floater:
Series 2005-FL11:
Class E, 0.5972% 11/15/17 (e)(l)	$ 154	$ 144
Class F, 0.6572% 11/15/17 (e)(l)	118	107
Class G, 0.7072% 11/15/17 (e)(l)	81	72
Series 2006-FL12 Class AJ, 0.3372% 12/15/20 (e)(l)	1,560	1,427
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (l)	11	11
sequential payer:
Series 2006-C8:
Class A3, 5.31% 12/10/46	3,121	3,266
Class A4, 5.306% 12/10/46	14,677	15,602
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (e)	1,851	1,840
Class AJFX, 5.478% 2/5/19 (e)	3,272	3,296
Series 2007-C9 Class A4, 5.8145% 12/10/49 (l)	2,423	2,652
Series 2006-C8 Class XP, 0.469% 12/10/46 (l)(n)	9,933	108
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	5,651	5,909
Series 2006-C5 Class A3, 5.311% 12/15/39	7,750	8,288
Series 2007-C2 Class A3, 5.542% 1/15/49 (l)	2,190	2,307
Series 2007-C3 Class A4, 5.702% 6/15/39 (l)	658	687
Series 2006-C4 Class AAB, 5.439% 9/15/39	6,128	6,282
Series 2006-C5 Class ASP, 0.6723% 12/15/39 (l)(n)	6,913	100
Series 2007-C5 Class A4, 5.695% 9/15/40 (l)	991	1,046
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5572% 4/15/22 (e)(l)	3,907	2,813
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	1,095	1,095
Series 2002-CP5 Class A1, 4.106% 12/15/35	29	29
Series 2004-C1:
Class A3, 4.321% 1/15/37	112	112
Class A4, 4.75% 1/15/37	510	534
Series 2001-CK6 Class AX, 0.837% 8/15/36 (l)(n)	1,613	2
Series 2001-CKN5 Class AX, 1.9481% 9/15/34 (e)(l)(n)	2,757	1
Series 2006-C1 Class A3, 5.422% 2/15/39 (l)	4,060	4,257
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3572% 2/15/22 (e)(l)	$ 414	$ 360
Class C:
0.3772% 2/15/22 (e)(l)	1,180	1,003
0.4772% 2/15/22 (e)(l)	421	337
Class F, 0.5272% 2/15/22 (e)(l)	843	658
Series 2007-C1:
Class ASP, 0.406% 2/15/40 (l)(n)	21,431	201
Class B, 5.487% 2/15/40 (e)(l)	1,677	252
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	38	39
Class G, 6.936% 3/15/33 (e)	903	891
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	5,444	5,669
Series 2001-1 Class X1, 1.1681% 5/15/33 (e)(l)(n)	2,111	13
Series 2007-C1 Class XP, 0.193% 12/10/49 (l)(n)	21,820	94
GMAC Commercial Mortgage Securities, Inc.:
Series 2004-C3 Class X2, 0.5803% 12/10/41 (l)(n)	3,417	6
Series 2005-C1 Class X2, 0.554% 5/10/43 (l)(n)	5,008	23
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3956% 11/5/21 (e)(l)	412	401
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	2,190	2,255
Series 2007-GG9 Class A4, 5.444% 3/10/39	3,184	3,364
Series 2005-GG3 Class XP, 0.6673% 8/10/42 (e)(l)(n)	17,516	60
Series 2006-GG7 Class A3, 5.881% 7/10/38 (l)	2,887	3,031
Series 2007-GG11 Class A1, 0.2902% 12/10/49 (e)(l)(n)	30,603	227
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.5751% 6/6/20 (e)(l)	248	228
Class F, 0.6451% 6/6/20 (e)(l)	528	482
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (e)(l)	1,041	1,000
Class D, 2.3636% 3/6/20 (e)(l)	6,868	6,597
Class F, 2.8433% 3/6/20 (e)(l)	107	103
Class G, 3.0177% 3/6/20 (e)(l)	54	52
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II: - continued
floater:
Series 2007-EOP:
Class H, 3.5846% 3/6/20 (e)(l)	$ 479	$ 466
Class J, 4.4568% 3/6/20 (e)(l)	686	672
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	335	335
Series 2005-GG4 Class XP, 0.7109% 7/10/39 (e)(l)(n)	22,621	126
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	724	724
Series 2007-GG10 Class A2, 5.778% 8/10/45	502	511
JP Morgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	2,481	2,497
Class A3, 5.42% 1/15/49	17,842	18,895
Series 2005-CB13 Class E, 5.348% 1/12/43 (e)(l)	694	49
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (l)	209	40
Class CS, 5.466% 1/15/49 (l)	90	15
Class ES, 5.5379% 1/15/49 (e)(l)	566	40
JP Morgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (e)	131	130
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP7 Class A4, 5.8801% 4/15/45 (l)	2,953	3,247
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.3772% 11/15/18 (e)(l)	706	649
Class C, 0.4172% 11/15/18 (e)(l)	501	456
Class D, 0.4372% 11/15/18 (e)(l)	198	178
Class E, 0.4872% 11/15/18 (e)(l)	285	254
Class F, 0.5372% 11/15/18 (e)(l)	342	297
Class G, 0.5672% 11/15/18 (e)(l)	298	250
Class H, 0.7072% 11/15/18 (e)(l)	285	228
sequential payer:
Series 2006-LDP8 Class A4, 5.399% 5/15/45	698	759
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (l)	447	456
Class A3, 5.336% 5/15/47	457	477
Series 2007-CB19 Class A4, 5.7415% 2/12/49 (l)	3,840	4,054
Series 2007-CB20 Class A4, 5.794% 2/12/51	5,462	5,861
Series 2007-LD11:
Class A2, 5.8019% 6/15/49 (l)	3,074	3,125
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-LD11:
Class A4, 5.8169% 6/15/49 (l)	$ 5,270	$ 5,571
Series 2006-CB17 Class A3, 5.45% 12/12/43	312	315
Series 2007-CB19:
Class B, 5.7415% 2/12/49 (l)	93	41
Class C, 5.7415% 2/12/49 (l)	245	100
Class D, 5.7415% 2/12/49 (l)	257	87
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class D, 6.98% 2/18/30	244	249
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	157	159
Series 2006-C6 Class A2, 5.262% 9/15/39 (l)	613	613
Series 2006-C7:
Class A2, 5.3% 11/15/38	1,011	1,016
Class A3, 5.347% 11/15/38	816	855
Series 2007-C1:
Class A1, 5.391% 2/15/40 (l)	21	21
Class A4, 5.424% 2/15/40	6,667	7,105
Series 2007-C2 Class A3, 5.43% 2/15/40	1,996	2,084
Series 2001-C3 Class B, 6.512% 6/15/36	381	382
Series 2001-C7 Class D, 6.514% 11/15/33	1,204	1,205
Series 2005-C3 Class XCP, 0.78% 7/15/40 (l)(n)	3,121	15
Series 2006-C6 Class XCP, 0.6735% 9/15/39 (l)(n)	6,323	84
Series 2007-C1 Class XCP, 0.472% 2/15/40 (l)(n)	2,356	24
Series 2007-C6 Class A4, 5.858% 7/15/40 (l)	1,368	1,456
Series 2007-C7:
Class A3, 5.866% 9/15/45	1,162	1,243
Class XCP, 0.2822% 9/15/45 (l)(n)	102,957	877
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4372% 9/15/21 (e)(l)	351	311
Class E, 0.4972% 9/15/21 (e)(l)	1,265	1,107
Class F, 0.5472% 9/15/21 (e)(l)	723	626
Class G, 0.5672% 9/15/21 (e)(l)	3,017	2,506
Class H, 0.6072% 9/15/21 (e)(l)	369	292
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	1,943	1,947
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-CIP1 Class A2, 4.96% 7/12/38	$ 2,490	$ 2,528
Series 2005-CKI1 Class A3, 5.2203% 11/12/37 (l)	858	869
Series 2005-LC1 Class F, 5.3796% 1/12/44 (e)(l)	953	485
Series 2006-C1 Class A2, 5.6285% 5/12/39 (l)	1,064	1,087
Series 2007-C1 Class A4, 5.8267% 6/12/50 (l)	4,145	4,397
Series 2008-C1 Class A4, 5.69% 2/12/51	2,338	2,520
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3058% 12/12/49 (l)	459	448
sequential payer:
Series 2006-1 CLass A3, 5.4804% 2/12/39 (l)	1,165	1,187
Series 2006-4 Class ASB, 5.133% 12/12/49 (l)	941	991
Series 2007-5:
Class A3, 5.364% 8/12/48	427	433
Class A4, 5.378% 8/12/48	55	56
Class B, 5.479% 8/12/48	3,285	1,333
Series 2007-6:
Class A1, 5.175% 3/12/51	15	15
Class A4, 5.485% 3/12/51 (l)	2,594	2,722
Series 2007-7 Class A4, 5.7436% 6/12/50 (l)	3,832	4,131
Series 2007-8 Class A1, 4.622% 8/12/49	42	42
Series 2006-4 Class XP, 0.6205% 12/12/49 (l)(n)	20,000	378
Series 2007-6 Class B, 5.635% 3/12/51 (l)	1,095	493
Series 2007-7 Class B, 5.7436% 6/12/50 (l)	1,409	374
Series 2007-8 Class A3, 5.9665% 8/12/49 (l)	944	1,003
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.407% 7/15/19 (e)(l)	227	136
Series 2007-XCLA Class A1, 0.408% 7/17/17 (e)(l)	517	470
Series 2007-XLFA:
Class C, 0.368% 10/15/20 (e)(l)	629	569
Class D, 0.398% 10/15/20 (e)(l)	422	377
Class E, 0.458% 10/15/20 (e)(l)	528	467
Class F, 0.508% 10/15/20 (e)(l)	397	332
Class G, 0.548% 10/15/20 (e)(l)	491	384
Class H, 0.638% 10/15/20 (e)(l)	309	224
Class J, 0.788% 10/15/20 (e)(l)	353	212
Class MHRO, 0.898% 10/15/20 (e)(l)	417	350
Class MJPM, 1.208% 10/15/20 (e)(l)	25	22
Class NHRO, 1.098% 10/15/20 (e)(l)	503	402
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2003-IQ5 Class X2, 0.9017% 4/15/38 (e)(l)(n)	$ 3,621	$ 0
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,521	1,534
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (l)	8,687	9,016
Series 2007-IQ13 Class A1, 5.05% 3/15/44	106	106
Series 2007-IQ15 Class A4, 6.0747% 6/11/49 (l)	4,988	5,338
Series 2007-T25 Class A1, 5.391% 11/12/49	81	81
Series 2007-T27 Class A4, 5.6406% 6/11/42 (l)	4,010	4,454
Series 2003-IQ6 Class X2, 0.5881% 12/15/41 (e)(l)(n)	8,119	13
Series 2005-IQ9 Class X2, 1.0893% 7/15/56 (e)(l)(n)	12,212	58
Series 2006-HQ10 Class X2, 0.4923% 11/12/41 (e)(l)(n)	5,430	35
Series 2006-HQ8 Class A3, 5.4704% 3/12/44 (l)	645	649
Series 2006-IQ11 Class A4, 5.73% 10/15/42 (l)	329	361
Series 2006-T23 Class A3, 5.8184% 8/12/41 (l)	559	597
Series 2007-HQ12 Class A4, 5.5923% 4/12/49 (l)	5,793	6,008
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (l)	1,642	1,706
Class AAB, 5.654% 4/15/49	2,402	2,547
Class B, 5.7233% 4/15/49 (l)	269	121
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	77	77
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4072% 1/15/18 (e)(l)	809	776
Series 2006-WL7A:
Class E, 0.4902% 9/15/21 (e)(l)	1,099	976
Class F, 0.5502% 9/15/21 (e)(l)	1,189	1,044
Class G, 0.5702% 9/15/21 (e)(l)	1,126	945
Class J, 0.8072% 9/15/21 (e)(l)	314	225
Series 2007-WHL8:
Class AP1, 0.9072% 6/15/20 (e)(l)	105	95
Class AP2, 1.0072% 6/15/20 (e)(l)	175	154
Class F, 0.6872% 6/15/20 (e)(l)	2,710	1,762
Class LXR1, 0.9072% 6/15/20 (e)(l)	169	135
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (e)	1,272	1,276
Series 2006-C27 Class A2, 5.624% 7/15/45	28	28
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-C28 Class A4, 5.572% 10/15/48	$ 5,427	$ 5,732
Series 2006-C29 Class A3, 5.313% 11/15/48	2,908	3,086
Series 2007-C30:
Class A3, 5.246% 12/15/43	940	953
Class A4, 5.305% 12/15/43	322	331
Class A5, 5.342% 12/15/43	1,172	1,220
Series 2007-C31:
Class A4, 5.509% 4/15/47	2,475	2,637
Class A5, 5.5% 4/15/47	3,710	3,894
Series 2007-C32:
Class A2, 5.7378% 6/15/49 (l)	1,183	1,195
Class A3, 5.7428% 6/15/49 (l)	15,651	16,464
Series 2003-C6 Class G, 5.125% 8/15/35 (e)(l)	652	641
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (e)(l)	1,055	1,058
Class 180B, 5.3979% 10/15/41 (e)(l)	480	480
Series 2005-C19 Class B, 4.892% 5/15/44	1,095	1,010
Series 2005-C22:
Class B, 5.3592% 12/15/44 (l)	2,428	1,847
Class F, 5.3592% 12/15/44 (e)(l)	1,826	810
Series 2007-C30:
Class C, 5.483% 12/15/43 (l)	3,285	1,626
Class D, 5.513% 12/15/43 (l)	1,752	691
Class XP, 0.4412% 12/15/43 (e)(l)(n)	14,659	148
Series 2007-C31 Class C, 5.6883% 4/15/47 (l)	4,515	2,149
Series 2007-C31A Class A2, 5.421% 4/15/47	3,028	3,150
Series 2007-C32:
Class D, 5.7428% 6/15/49 (l)	823	349
Class E, 5.7428% 6/15/49 (l)	1,297	409
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33:
Class A4, 5.8992% 2/15/51 (l)	5,310	5,635
Class A5, 5.8992% 2/15/51 (l)	12,495	13,450
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $345,490)		412,668
Municipal Securities - 0.2%
	Principal Amount (000s)	Value (000s)
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (l)	$ 1,835	$ 1,903
California Gen. Oblig. 7.5% 4/1/34	3,550	4,210
Illinois Gen. Oblig.:
Series 2011:
5.665% 3/1/18	3,235	3,468
5.877% 3/1/19	1,820	1,946
TOTAL MUNICIPAL SECURITIES (Cost $10,419)		11,527
Foreign Government and Government Agency Obligations - 0.1%

United Mexican States 6.05% 1/11/40 (Cost $3,523)	3,476	3,980
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $410)	412	437
Fixed-Income Funds - 17.6%
	Shares
Fidelity Mortgage Backed Securities Central Fund (m)	6,879,858	743,850
Fidelity Specialized High Income Central Fund (m)	1,253,863	123,706
TOTAL FIXED-INCOME FUNDS (Cost $815,125)		867,556
Cash Equivalents - 3.8%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at:
0.06%, dated 8/31/11 due 9/1/11 (Collateralized by U.S. Government Obligations) # (a)	$ 36,522	$ 36,522
0.07%, dated 8/31/11 due 9/1/11 (Collateralized by U.S. Government Obligations) #	152,431	152,431
TOTAL CASH EQUIVALENTS (Cost $188,953)		188,953
TOTAL INVESTMENT PORTFOLIO - 116.1% (Cost $5,455,743)		5,731,905
NET OTHER ASSETS (LIABILITIES) - (16.1)%		(793,136)
NET ASSETS - 100%		$ 4,938,769
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive from Credit Suisse First Boston, upon credit event of UFJ Finance Aruba AEC, par value of the notional amount of UFJ Finance Aruba AEC 6.75% 7/15/13, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(177,000))	March 2018	$ 5,500	630
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,116,000)(k)	Sept. 2037	5,508	(5,205)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $5,250,000)(k)	Sept. 2037	14,967	(14,145)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $1,302,000)(k)

	Sept. 2037	$ 3,353	$ (3,168)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $4,231,000)(k)	Sept. 2037	11,195	(10,580)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,754,000)(k)	Sept. 2037	6,106	(5,771)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $3,716,000)(k)	Sept. 2037	9,998	(9,449)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca)(j)	August 2034	551	(306)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-Ca)(j)	Oct. 2034	535	(223)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ca)(j)

	April 2032	$ 186	$ (109)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C)(j)	Feb. 2034	4	(3)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-Ca)(j)	Oct. 2034	707	(268)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C)(j)	Sept. 2034	538	(407)
Receive quarterly notional amount multiplied by 4% and pay Morgan Stanley, Inc. upon credit event of Developers Diversified Realty Corp., par value of the notional amount of Developers Diversified Realty Corp. 5.375% 10/15/12 (Rating-Baa3)(j)	March 2013	13,500	583
		$ 72,648	$ (48,421)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $278,707,000 or 5.6% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) A portion of the security is subject to a forward commitment to sell.
(i) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $51,883,000.

(j) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(k) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(l) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(m) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$36,522,000 due 9/01/11 at 0.06%
Barclays Capital, Inc.	36,522
$152,431,000 due 9/01/11 at 0.07%
Barclays Capital, Inc.	$ 36,301
HSBC Securities (USA), Inc.	54,355
ING Financial Markets LLC	625
Mizuho Securities USA, Inc.	61,150
$ 152,431
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 25,366
Fidelity Specialized High Income Central Fund	9,166
Total	$ 34,532
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 885,153	$ 25,366	$ 178,562	$ 743,850	5.8%
Fidelity Specialized High Income Central Fund	143,843	9,165	30,782	123,706	29.4%
Total	$ 1,028,996	$ 34,531	$ 209,344	$ 867,556
* Includes the value of shares delivered through in-kind transactions. See Note 7 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,040,492	$ -	$ 1,040,492	$ -
U.S. Government and Government Agency Obligations	1,609,399	-	1,609,399	-
U.S. Government Agency - Mortgage Securities	1,483,499	-	1,483,499	-
Asset-Backed Securities	53,988	-	42,814	11,174
Collateralized Mortgage Obligations	59,406	-	55,240	4,166
Commercial Mortgage Securities	412,668	-	379,702	32,966
Municipal Securities	11,527	-	11,527	-
Foreign Government and Government Agency Obligations	3,980	-	3,980	-
Supranational Obligations	437	-	437	-
Fixed-Income Funds	867,556	867,556	-	-
Cash Equivalents	188,953	-	188,953	-
Total Investments in Securities:	$ 5,731,905	$ 867,556	$ 4,816,043	$ 48,306
Derivative Instruments:
Assets
Swap Agreements	$ 1,213	$ -	$ 1,213	$ -
Liabilities
Swap Agreements	$ (49,634)	$ -	$ (48,319)	$ (1,315)
Total Derivative Instruments:	$ (48,421)	$ -	$ (47,106)	$ (1,315)
Other Financial Instruments:
Forward Committments	$ 1,200	$ -	$ 1,200	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 68,258
Total Realized Gain (Loss)	(523)
Total Unrealized Gain (Loss)	15,277
Cost of Purchases	23
Proceeds of Sales	(23,963)
Amortization/Accretion	700
Transfers in to Level 3	14,886
Transfers out of Level 3	(26,352)
Ending Balance	$ 48,306
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ 15,156
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (1,687)
Total Unrealized Gain (Loss)	372
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (1,315)
Realized gain (loss) on Swap Agreements for the period	$ 73
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at August 31, 2011	$ 372

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities delivered through affiliated in-kind transactions. See Note 7 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ 1,213	$ (49,634)
Total Value of Derivatives	$ 1,213	$ (49,634)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Income Tax Information

At August 31, 2011, the Fund had a capital loss carryforward of approximately $317,694,000 of which $133,458,000 and $184,236,000 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2011
Assets
Investment in securities, at value (including securities loaned of $35,646 and repurchase agreements of $188,953) - See accompanying schedule: Unaffiliated issuers (cost $4,640,618)	$ 4,864,349
Fidelity Central Funds (cost $815,125)	867,556
Total Investments (cost $5,455,743)		$ 5,731,905
Commitment to sell securities on a delayed delivery basis	(565,525)
Receivable for securities sold on a delayed delivery basis	566,725	1,200
Receivable for investments sold, regular delivery		1
Cash		2
Receivable for swap agreements		13
Receivable for fund shares sold		4,038
Interest receivable		29,086
Swap agreements, at value		1,213
Other receivables		127
Total assets		5,767,585
Liabilities
Payable for investments purchased Regular delivery	$ 58,018
Delayed delivery	672,142
Payable for swap agreements	678
Payable for fund shares redeemed	8,625
Distributions payable	1,139
Swap agreements, at value	49,634
Accrued management fee	1,301
Distribution and service plan fees payable	60
Other affiliated payables	571
Other payables and accrued expenses	126
Collateral on securities loaned, at value	36,522
Total liabilities		828,816

Net Assets		$ 4,938,769
Net Assets consist of:
Paid in capital		$ 5,133,517
Distributions in excess of net investment income		4,825
Accumulated undistributed net realized gain (loss) on investments		(432,502)
Net unrealized appreciation (depreciation) on investments		232,929
Net Assets		$ 4,938,769

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($100,996 ÷ 13,183 shares)	$ 7.66

Maximum offering price per share (100/96.00 of $7.66)	$ 7.98
Class T: Net Asset Value and redemption price per share ($38,306 ÷ 4,998 shares)	$ 7.66

Maximum offering price per share (100/96.00 of $7.66)	$ 7.98
Class B: Net Asset Value and offering price per share ($8,220 ÷ 1,072 shares)A	$ 7.67

Class C: Net Asset Value and offering price per share ($30,911 ÷ 4,030 shares)A	$ 7.67

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($4,669,567 ÷ 609,106 shares)	$ 7.67

Institutional Class: Net Asset Value, offering price and redemption price per share ($90,769 ÷ 11,829 shares)	$ 7.67

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2011

Investment Income
Dividends		$ 110
Interest		194,428
Income from Fidelity Central Funds		34,532
Total income		229,070

Expenses
Management fee	$ 19,413
Transfer agent fees	6,375
Distribution and service plan fees	895
Fund wide operations fee	2,108
Independent trustees' compensation	25
Miscellaneous	24
Total expenses before reductions	28,840
Expense reductions	(1)	28,839
Net investment income (loss)		200,231
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	154,393
Fidelity Central Funds	10,615
Redemption in-kind with affiliated entities	65,117
Swap agreements	7,711
Total net realized gain (loss)		237,836
Change in net unrealized appreciation (depreciation) on: Investment securities	(149,545)
Swap agreements	5,981
Delayed delivery commitments	799
Total change in net unrealized appreciation (depreciation)		(142,765)
Net gain (loss)		95,071
Net increase (decrease) in net assets resulting from operations		$ 295,302

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2011	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 200,231	$ 261,967
Net realized gain (loss)	237,836	175,333
Change in net unrealized appreciation (depreciation)	(142,765)	359,702
Net increase (decrease) in net assets resulting from operations	295,302	797,002
Distributions to shareholders from net investment income	(191,850)	(247,482)
Share transactions - net increase (decrease)	(2,812,930)	891,216
Total increase (decrease) in net assets	(2,709,478)	1,440,736

Net Assets
Beginning of period	7,648,247	6,207,511
End of period (including distributions in excess of net investment income of $4,825 and undistributed net investment income of $15,919, respectively)	$ 4,938,769	$ 7,648,247

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.47	$ 6.89	$ 6.89	$ 7.18	$ 7.35
Income from Investment Operations
Net investment income (loss) C	.220	.254	.303	.331	.353
Net realized and unrealized gain (loss)	.183	.566	.007	(.303)	(.161)
Total from investment operations	.403	.820	.310	.028	.192
Distributions from net investment income	(.213)	(.240)	(.310)	(.311)	(.352)
Distributions from net realized gain	-	-	-	(.007)	(.010)
Total distributions	(.213)	(.240)	(.310)	(.318)	(.362)
Net asset value, end of period	$ 7.66	$ 7.47	$ 6.89	$ 6.89	$ 7.18
Total Return A, B	5.49%	12.10%	4.89%	.36%	2.61%
Ratios to Average Net Assets D, F
Expenses before reductions	.78%	.77%	.79%	.80%	.75%
Expenses net of fee waivers, if any	.78%	.77%	.79%	.80%	.75%
Expenses net of all reductions	.78%	.77%	.79%	.80%	.74%
Net investment income (loss)	2.94%	3.55%	4.67%	4.67%	4.83%
Supplemental Data
Net assets, end of period (in millions)	$ 101	$ 173	$ 145	$ 79	$ 79
Portfolio turnover rate E	275% H	174% I	119% G, I	231%	181% I

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.47	$ 6.90	$ 6.89	$ 7.18	$ 7.35
Income from Investment Operations
Net investment income (loss) C	.218	.252	.302	.332	.350
Net realized and unrealized gain (loss)	.182	.555	.016	(.303)	(.163)
Total from investment operations	.400	.807	.318	.029	.187
Distributions from net investment income	(.210)	(.237)	(.308)	(.312)	(.347)
Distributions from net realized gain	-	-	-	(.007)	(.010)
Total distributions	(.210)	(.237)	(.308)	(.319)	(.357)
Net asset value, end of period	$ 7.66	$ 7.47	$ 6.90	$ 6.89	$ 7.18
Total Return A, B	5.46%	11.90%	5.02%	.36%	2.54%
Ratios to Average Net Assets D, F
Expenses before reductions	.81%	.80%	.82%	.80%	.80%
Expenses net of fee waivers, if any	.81%	.80%	.82%	.80%	.80%
Expenses net of all reductions	.81%	.80%	.82%	.79%	.79%
Net investment income (loss)	2.91%	3.51%	4.65%	4.67%	4.77%
Supplemental Data
Net assets, end of period (in millions)	$ 38	$ 53	$ 46	$ 53	$ 68
Portfolio turnover rate E	275% H	174% I	119% G, I	231%	181% I

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.48	$ 6.90	$ 6.89	$ 7.19	$ 7.36
Income from Investment Operations
Net investment income (loss) C	.165	.201	.257	.281	.299
Net realized and unrealized gain (loss)	.182	.566	.016	(.313)	(.164)
Total from investment operations	.347	.767	.273	(.032)	.135
Distributions from net investment income	(.157)	(.187)	(.263)	(.261)	(.295)
Distributions from net realized gain	-	-	-	(.007)	(.010)
Total distributions	(.157)	(.187)	(.263)	(.268)	(.305)
Net asset value, end of period	$ 7.67	$ 7.48	$ 6.90	$ 6.89	$ 7.19
Total Return A, B	4.71%	11.26%	4.29%	(.49)%	1.83%
Ratios to Average Net Assets D, F
Expenses before reductions	1.51%	1.51%	1.51%	1.50%	1.50%
Expenses net of fee waivers, if any	1.51%	1.51%	1.51%	1.50%	1.50%
Expenses net of all reductions	1.51%	1.51%	1.51%	1.50%	1.50%
Net investment income (loss)	2.21%	2.81%	3.95%	3.96%	4.07%
Supplemental Data
Net assets, end of period (in millions)	$ 8	$ 12	$ 11	$ 9	$ 10
Portfolio turnover rate E	275% H	174% I	119% G, I	231%	181% I

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.48	$ 6.90	$ 6.90	$ 7.19	$ 7.36
Income from Investment Operations
Net investment income (loss) C	.164	.200	.255	.278	.294
Net realized and unrealized gain (loss)	.182	.566	.005	(.304)	(.163)
Total from investment operations	.346	.766	.260	(.026)	.131
Distributions from net investment income	(.156)	(.186)	(.260)	(.257)	(.291)
Distributions from net realized gain	-	-	-	(.007)	(.010)
Total distributions	(.156)	(.186)	(.260)	(.264)	(.301)
Net asset value, end of period	$ 7.67	$ 7.48	$ 6.90	$ 6.90	$ 7.19
Total Return A, B	4.70%	11.24%	4.09%	(.40)%	1.77%
Ratios to Average Net Assets D, F
Expenses before reductions	1.53%	1.52%	1.55%	1.55%	1.55%
Expenses net of fee waivers, if any	1.53%	1.52%	1.55%	1.55%	1.55%
Expenses net of all reductions	1.53%	1.52%	1.55%	1.55%	1.55%
Net investment income (loss)	2.19%	2.79%	3.91%	3.91%	4.02%
Supplemental Data
Net assets, end of period (in millions)	$ 31	$ 35	$ 27	$ 14	$ 17
Portfolio turnover rate E	275% I	174% H	119% G, H	231%	181% H

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investment Grade Bond

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.47	$ 6.90	$ 6.89	$ 7.19	$ 7.35
Income from Investment Operations
Net investment income (loss) B	.245	.277	.326	.356	.376
Net realized and unrealized gain (loss)	.192	.556	.015	(.313)	(.153)
Total from investment operations	.437	.833	.341	.043	.223
Distributions from net investment income	(.237)	(.263)	(.331)	(.336)	(.373)
Distributions from net realized gain	-	-	-	(.007)	(.010)
Total distributions	(.237)	(.263)	(.331)	(.343)	(.383)
Net asset value, end of period	$ 7.67	$ 7.47	$ 6.90	$ 6.89	$ 7.19
Total Return A	5.97%	12.29%	5.39%	.57%	3.05%
Ratios to Average Net Assets C, E
Expenses before reductions	.45%	.45%	.46%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.46%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.46%	.44%	.44%
Net investment income (loss)	3.27%	3.86%	5.00%	5.02%	5.13%
Supplemental Data
Net assets, end of period (in millions)	$ 4,670	$ 7,345	$ 5,951	$ 9,814	$ 11,739
Portfolio turnover rate D	275% H	174% G	119% F, G	231%	181% G

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.48	$ 6.90	$ 6.90	$ 7.19	$ 7.36
Income from Investment Operations
Net investment income (loss) B	.240	.274	.322	.353	.374
Net realized and unrealized gain (loss)	.184	.565	.005	(.303)	(.163)
Total from investment operations	.424	.839	.327	.050	.211
Distributions from net investment income	(.234)	(.259)	(.327)	(.333)	(.371)
Distributions from net realized gain	-	-	-	(.007)	(.010)
Total distributions	(.234)	(.259)	(.327)	(.340)	(.381)
Net asset value, end of period	$ 7.67	$ 7.48	$ 6.90	$ 6.90	$ 7.19
Total Return A	5.79%	12.38%	5.16%	.66%	2.88%
Ratios to Average Net Assets C, E
Expenses before reductions	.48%	.50%	.53%	.50%	.48%
Expenses net of fee waivers, if any	.48%	.50%	.53%	.50%	.48%
Expenses net of all reductions	.48%	.50%	.53%	.49%	.47%
Net investment income (loss)	3.24%	3.82%	4.94%	4.97%	5.10%
Supplemental Data
Net assets, end of period (in millions)	$ 91	$ 30	$ 27	$ 34	$ 41
Portfolio turnover rate D	275% H	174% G	119% F, G	231%	181% G

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2011

(Amounts in thousands except ratios)

1. Organization.

Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Investment Grade Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. In September 2011 the Board of Trustees approved a change in the name of Fidelity Fixed-Income Trust to Fidelity Salem Street Trust effective October 14, 2011.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund are available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining

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3. Significant Accounting Policies - continued

Security Valuation - continued

value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though the principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis

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3. Significant Accounting Policies - continued

Expenses - continued

of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Inflation income is distributed as a short-term capital gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, redemption in-kind, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards, and losses deferred due to wash sales.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 224,594
Gross unrealized depreciation	(51,731)
Net unrealized appreciation (depreciation) on securities and other investments	$ 172,863

Tax Cost	$ 5,559,042

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (317,694)
Net unrealized appreciation (depreciation)	$ 129,531

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act is August 31, 2012.

The tax character of distributions paid was as follows:

	August 31, 2011	August 31, 2010
Ordinary Income	$ 191,850	$ 247,482

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Annual Report

4. Operating Policies.

Repurchase Agreements. Fidelity Management and Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer to a financial instrument to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives

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5. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (9,709)	$ 10,144
Interest Rate Risk
Swap Agreements	17,420	(4,163)
Totals (a)	$ 7,711	$ 5,981
(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include credit risk and interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

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5. Derivative Instruments - continued

Credit Default Swaps - continued

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $67,148 representing 1.4% of net assets.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, aggregated $728,942 and $1,108,242, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

In addition, under the expense contract, FMR pays all class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 391	$ 11
Class T	-%	.25%	114	3
Class B	.65%	.25%	88	64
Class C	.75%	.25%	302	48
			$ 895	$ 126

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 18
Class T	6
Class B*	23
Class C*	4
$ 51

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

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7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond. FIIOC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 276.18
Class T	94.21
Class B	26.26
Class C	53.18
Investment Grade Bond	5,881.10
Institutional Class	45.13
	$ 6,375

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

Redemption In-Kind. During the period, 203,418 shares of the Fund held by an affiliated entity were redeemed in kind for cash and securities, including accrued interest, with a value of $1,507,329. The net realized gain (loss) of $65,117 on securities delivered through the in-kind redemption is included in the accompanying Statement of Operations. The amount of the in-kind redemption is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 12: Share Transactions. The redemption was generally tax free for the Fund.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Committed Line of Credit - continued

agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $23 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $45.

10. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2011	2010
From net investment income
Class A	$ 4,429	$ 5,063
Class T	1,275	1,546
Class B	205	292
Class C	628	783
Investment Grade Bond	184,242	238,838
Institutional Class	1,071	960
Total	$ 191,850	$ 247,482

Annual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2011	2010	2011	2010
Class A
Shares sold	7,437	9,628	$ 55,663	$ 69,206
Reinvestment of distributions	350	439	2,623	3,155
Shares redeemed	(17,751)	(7,903)	(133,401)	(56,412)
Net increase (decrease)	(9,964)	2,164	$ (75,115)	$ 15,949
Class T
Shares sold	1,842	2,791	$ 13,751	$ 20,026
Reinvestment of distributions	154	197	1,153	1,416
Shares redeemed	(4,071)	(2,638)	(30,448)	(18,750)
Net increase (decrease)	(2,075)	350	$ (15,544)	$ 2,692
Class B
Shares sold	234	693	$ 1,754	$ 4,986
Reinvestment of distributions	19	31	146	222
Shares redeemed	(772)	(735)	(5,767)	(5,261)
Net increase (decrease)	(519)	(11)	$ (3,867)	$ (53)
Class C
Shares sold	1,331	2,029	$ 10,087	$ 14,572
Reinvestment of distributions	68	82	507	591
Shares redeemed	(2,050)	(1,356)	(15,297)	(9,700)
Net increase (decrease)	(651)	755	$ (4,703)	$ 5,463
Investment Grade Bond
Shares sold	310,968	332,220	$ 2,323,412	$ 2,382,429
Reinvestment of distributions	22,688	31,428	169,928	225,823
Shares redeemed	(707,179)A	(243,762)	(5,266,058)A	(1,742,304)
Net increase (decrease)	(373,523)	119,886	$ (2,772,718)	$ 865,948
Institutional Class
Shares sold	9,656	2,015	$ 73,244	$ 14,647
Reinvestment of distributions	101	111	757	796
Shares redeemed	(2,000)	(1,978)	(14,984)	(14,226)
Net increase (decrease)	7,757	148	$ 59,017	$ 1,217

A Amount includes in-kind redemptions (see Note 7: Redemption in-kind)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

13. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

14. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to change in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust (formerly Fidelity Fixed-Income Trust) and the Shareholders of Fidelity Investment Grade Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Investment Grade Bond Fund (a fund of Fidelity Salem Street Trust) atAugust 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Investment Grade Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 19, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 424 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund's are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 19.46% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $113,364,807 of distributions paid during the period January 1, 2011, to August 31, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AIGBI-UANN-1011
1.784724.109

Fidelity®
Series Investment Grade Bond
Fund

Fidelity Series Investment Grade Bond Fund

Class F

Annual Report

August 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of the major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series Investment Grade Bond Fund or 1-800-835-5092 for Class F to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http:www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2011	Past 1 year	Life of fund A
Fidelity® Series Investment Grade Bond Fund	5.11%	11.16%
Class F B	5.22%	11.26%

A From October 8, 2008.

B From June 26, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series Investment Grade Bond Fund, a class of the fund, on October 8, 2008, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Against the backdrop of ultra-low interest rates and heightened volatility, U.S. taxable investment-grade bonds generated moderate gains for the year ending August 31, 2011, as evidenced by the 4.62% advance of the Barclays Capital® U.S. Aggregate Bond Index. Among the sectors that comprise the index, the best performers were on the riskier end of the spectrum, bolstered by improving economic data. Buoyed by a strong first half, commercial mortgage-backed securities (CMBS) fared best, gaining 5.94% amid continued modest improvement in commercial real estate fundamentals. Investment-grade corporate bonds rose 4.98%, due in large part to increased corporate profitability, high cash balances, reduced debt levels and improved credit conditions. Residential mortgage-backed securities also rose 4.98%, supported by a combination of slower-than-expected prepayments and strong demand from investors seeking higher-yielding alternatives to government bonds. Meanwhile, U.S. Treasury bonds gained 4.17%. After underperforming in the first half, when economic data was strong, Treasuries performed exceedingly well in the second half, when the economy weakened, sovereign debt woes in Europe worsened, Congress wrangled over raising the federal debt ceiling and Standard & Poor's downgraded the long-term sovereign credit rating of the United States. U.S. Government agency securities returned 3.04%.

Comments from Ford O'Neil and Jeffrey Moore, Co-Portfolio Managers of Fidelity® Series Investment Grade Bond Fund: For the year, the fund's Series Investment Grade Bond and Class F shares gained 5.11% and 5.22%, respectively, outpacing the Barclays Capital® U.S. Aggregate Bond Index. As we review performance, we'll address the aggregate of my direct investments and those we made in Fidelity fixed-income central funds. Sector allocation provided a meaningful boost versus the Barclays Capital index. Specifically, an out-of-benchmark stake in Treasury Inflation-Protected Securities (TIPS) contributed, as did a significant overweighting in CMBS. Good picks among residential mortgage-backed securities also worked to our advantage, making up for the unproductive decision to underweight agency MBS. Out-of-index holdings in collateralized mortgage obligations (CMOs) contributed as well. However, the fund's positioning among investment-grade corporate bonds showed mixed results for the year. Overweighting the corporate sector proved beneficial overall, although an emphasis on financials detracted. Despite that, credit selection was generally strong, and the fund also benefited from overweighting utilities.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Series Investment Grade Bond	.45%
Actual		$ 1,000.00	$ 1,052.00	$ 2.33
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Class F	.35%
Actual		$ 1,000.00	$ 1,052.50	$ 1.81
HypotheticalA		$ 1,000.00	$ 1,023.44	$ 1.79

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of August 31, 2011	As of February 28, 2011
U.S. Government and U.S. Government Agency Obligations 78.9%	U.S. Government and U.S. Government Agency Obligations †† 71.3%
AAA 5.4%	AAA 6.3%
AA 3.3%	AA 3.5%
A 7.1%	A 7.0%
BBB 10.8%	BBB 11.3%
BB and Below 2.9%	BB and Below 2.9%
Not Rated 0.1%	Not Rated 0.3%
Short-Term Investments and Net Other Assets † (8.5)%	Short-Term Investments and Net Other Assets † (2.6)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2011
6 months ago
Years	6.1	6.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2011
6 months ago
Years	4.6	4.9

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2011*	As of February 28, 2011**
Corporate Bonds 20.4%	Corporate Bonds 21.3%
U.S. Government and U.S. Government Agency Obligations 78.9%	U.S. Government and U.S. Government Agency Obligations †† 71.3%
Asset-Backed Securities 2.3%	Asset-Backed Securities 2.9%
CMOs and Other Mortgage Related Securities 6.5%	CMOs and Other Mortgage Related Securities 6.7%
Municipal Bonds 0.3%	Municipal Bonds 0.3%
Other Investments 0.1%	Other Investments 0.1%
Short-Term Investments and Net Other Assets † (8.5)%	Short-Term Investments and Net Other Assets † (2.6)%

* Foreign investments	2.0%	** Foreign investments	2.2%
* Futures and Swaps	1.0%	** Futures and Swaps	1.5%
† Short-Term Investments and Net Other Assets are not included in the pie chart.
†† Includes FDIC Guaranteed Corporate Securities.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments August 31, 2011

Showing Percentage of Net Assets

Nonconvertible Bonds - 19.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.0%
DaimlerChrysler NA Holding Corp. 5.75% 9/8/11	$ 7,807,000	$ 7,809,202
Diversified Consumer Services - 0.1%
Cornell University 5.45% 2/1/19	5,740,000	6,862,113
Trustees of Princeton Univ. 5.7% 3/1/39	8,900,000	10,980,731
		17,842,844
Household Durables - 0.1%
Fortune Brands, Inc.:
3% 6/1/12	4,835,000	4,898,895
5.375% 1/15/16	2,195,000	2,433,190
5.875% 1/15/36	12,447,000	12,706,109
6.375% 6/15/14	7,984,000	8,910,352
		28,948,546
Media - 1.5%
Comcast Corp.:
4.95% 6/15/16	9,131,000	10,255,930
5.15% 3/1/20	1,226,000	1,395,985
5.7% 5/15/18	12,823,000	14,851,752
5.9% 3/15/16	3,813,000	4,416,388
6.4% 3/1/40	29,536,000	33,454,541
6.45% 3/15/37	4,665,000	5,169,496
6.55% 7/1/39	10,000,000	11,400,070
COX Communications, Inc. 4.625% 6/1/13	3,122,000	3,312,745
Discovery Communications LLC:
3.7% 6/1/15	11,423,000	12,201,021
6.35% 6/1/40	10,151,000	11,428,635
Liberty Media Corp. 8.25% 2/1/30	2,081,000	2,034,178
NBCUniversal Media LLC:
3.65% 4/30/15	6,432,000	6,823,587
5.15% 4/30/20	28,753,000	31,846,593
6.4% 4/30/40	13,528,000	15,283,326
News America Holdings, Inc. 7.75% 12/1/45	2,466,000	2,904,147
News America, Inc.:
6.15% 3/1/37	5,610,000	5,858,136
6.15% 2/15/41	27,294,000	28,455,824
Time Warner Cable, Inc.:
5.4% 7/2/12	3,410,000	3,532,129
5.85% 5/1/17	17,523,000	19,745,722
6.2% 7/1/13	3,242,000	3,525,853
6.75% 7/1/18	23,280,000	27,391,458
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc.:
3.15% 7/15/15	$ 12,747,000	$ 13,256,702
5.875% 11/15/16	4,039,000	4,701,671
6.2% 3/15/40	15,555,000	16,679,020
6.5% 11/15/36	6,573,000	7,332,451
Viacom, Inc.:
3.5% 4/1/17	15,103,000	15,616,079
6.75% 10/5/37	3,475,000	4,048,590
		316,922,029
Specialty Retail - 0.0%
Staples, Inc. 7.375% 10/1/12	1,561,000	1,663,050
TOTAL CONSUMER DISCRETIONARY		373,185,671
CONSUMER STAPLES - 1.0%
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	391,000	401,543
5.375% 11/15/14	12,487,000	14,104,366
Bottling Group LLC 6.95% 3/15/14	2,000,000	2,302,816
Diageo Capital PLC 5.2% 1/30/13	1,963,000	2,082,906
FBG Finance Ltd. 5.125% 6/15/15 (c)	11,614,000	12,852,865
		31,744,496
Food & Staples Retailing - 0.0%
CVS Caremark Corp. 4.125% 5/15/21	8,133,000	8,235,801
Food Products - 0.3%
Cargill, Inc. 6% 11/27/17 (c)	2,169,000	2,579,180
General Mills, Inc. 5.2% 3/17/15	2,184,000	2,473,415
Kraft Foods, Inc.:
5.375% 2/10/20	14,630,000	16,598,467
5.625% 11/1/11	908,000	914,485
6.125% 2/1/18	11,078,000	13,097,674
6.25% 6/1/12	2,162,000	2,250,854
6.5% 8/11/17	28,164,000	34,016,057
6.75% 2/19/14	1,258,000	1,421,895
		73,352,027
Tobacco - 0.5%
Altria Group, Inc.:
8.5% 11/10/13	920,000	1,055,234
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - continued
Altria Group, Inc.: - continued
9.25% 8/6/19	$ 4,577,000	$ 6,041,388
9.7% 11/10/18	43,684,000	57,683,062
Philip Morris International, Inc.:
4.875% 5/16/13	3,627,000	3,862,316
5.65% 5/16/18	2,251,000	2,652,682
Reynolds American, Inc.:
6.75% 6/15/17	10,391,000	12,233,782
7.25% 6/15/37	15,680,000	17,467,238
		100,995,702
TOTAL CONSUMER STAPLES		214,328,026
ENERGY - 2.6%
Energy Equipment & Services - 0.2%
DCP Midstream LLC:
5.35% 3/15/20 (c)	11,804,000	13,002,732
6.75% 9/15/37 (c)	2,991,000	3,484,348
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	17,654,000	18,579,458
6.5% 4/1/20	2,078,000	2,357,138
Noble Holding International Ltd. 3.45% 8/1/15	1,779,000	1,885,261
Weatherford International Ltd.:
4.95% 10/15/13	2,431,000	2,584,919
5.15% 3/15/13	7,716,000	8,126,082
		50,019,938
Oil, Gas & Consumable Fuels - 2.4%
Anadarko Petroleum Corp.:
5.95% 9/15/16	1,367,000	1,535,755
6.375% 9/15/17	42,765,000	49,351,109
BW Group Ltd. 6.625% 6/28/17 (c)	4,126,000	3,862,963
Canadian Natural Resources Ltd.:
5.15% 2/1/13	6,276,000	6,618,569
5.7% 5/15/17	4,557,000	5,321,769
ConocoPhillips:
4.4% 5/15/13	20,500,000	21,736,929
5.75% 2/1/19	12,956,000	15,432,021
Duke Capital LLC 6.25% 2/15/13	699,000	743,754
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Duke Energy Field Services:
5.375% 10/15/15 (c)	$ 1,706,000	$ 1,927,219
6.45% 11/3/36 (c)	7,882,000	8,900,851
El Paso Natural Gas Co. 5.95% 4/15/17	1,304,000	1,507,282
EnCana Corp.:
4.75% 10/15/13	930,000	991,421
6.3% 11/1/11	2,412,000	2,433,021
EnCana Holdings Finance Corp. 5.8% 5/1/14	4,029,000	4,445,204
Enterprise Products Operating LP:
5.6% 10/15/14	1,361,000	1,493,921
5.65% 4/1/13	487,000	517,028
Gulf South Pipeline Co. LP 5.75% 8/15/12 (c)	5,389,000	5,552,556
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (c)	9,551,000	11,383,111
Marathon Petroleum Corp. 5.125% 3/1/21 (c)	20,728,000	22,105,044
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (c)	17,029,000	18,316,716
Motiva Enterprises LLC:
5.75% 1/15/20 (c)	6,844,000	7,948,033
6.85% 1/15/40 (c)	8,433,000	10,745,312
Nakilat, Inc. 6.067% 12/31/33 (c)	5,435,000	5,869,800
Nexen, Inc.:
5.2% 3/10/15	1,267,000	1,385,055
5.875% 3/10/35	4,330,000	4,088,100
6.2% 7/30/19	1,700,000	1,965,319
6.4% 5/15/37	22,414,000	22,998,423
NGPL PipeCo LLC 6.514% 12/15/12 (c)	6,869,000	7,106,812
Pemex Project Funding Master Trust 0.8529% 12/3/12 (c)(g)	4,867,000	4,854,833
Petro-Canada:
6.05% 5/15/18	2,920,000	3,382,125
6.8% 5/15/38	4,427,000	5,181,963
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	17,613,000	18,055,333
5.75% 1/20/20	33,111,000	35,921,727
7.875% 3/15/19	14,377,000	17,489,621
Petroleos Mexicanos:
5.5% 1/21/21 (c)	21,149,000	22,999,538
6% 3/5/20	1,813,000	2,044,158
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	8,916,000	9,437,541
4.25% 9/1/12	1,368,000	1,411,088
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP/PAA Finance Corp.: - continued
5% 2/1/21	$ 5,638,000	$ 5,991,486
6.125% 1/15/17	5,000,000	5,728,985
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (c)	2,500,200	2,737,719
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (c)	6,678,000	6,911,730
5.5% 9/30/14 (c)	9,333,000	10,289,633
5.832% 9/30/16 (c)	1,517,943	1,662,148
6.75% 9/30/19 (c)	6,109,000	7,330,800
Rockies Express Pipeline LLC 6.25% 7/15/13 (c)	3,795,000	4,060,157
Southeast Supply Header LLC 4.85% 8/15/14 (c)	1,033,000	1,109,522
Spectra Energy Capital, LLC 5.65% 3/1/20	15,101,000	16,883,567
Spectra Energy Partners, LP:
2.95% 6/15/16	3,790,000	3,897,939
4.6% 6/15/21	4,954,000	5,116,818
Suncor Energy, Inc.:
6.1% 6/1/18	9,550,000	11,067,696
6.5% 6/15/38	1,052,000	1,207,347
Talisman Energy, Inc. yankee 6.25% 2/1/38	4,604,000	5,057,738
Texas Eastern Transmission LP 6% 9/15/17 (c)	12,691,000	15,198,247
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	2,800,000	3,283,636
Western Gas Partners LP 5.375% 6/1/21	21,567,000	22,709,835
XTO Energy, Inc.:
4.9% 2/1/14	751,000	825,562
5% 1/31/15	1,222,000	1,388,545
5.65% 4/1/16	839,000	995,182
6.25% 8/1/17	4,098,000	5,046,113
		505,561,429
TOTAL ENERGY		555,581,367
FINANCIALS - 9.8%
Capital Markets - 1.7%
Bear Stearns Companies, Inc. 5.3% 10/30/15	8,920,000	9,690,626
BlackRock, Inc. 4.25% 5/24/21	5,250,000	5,339,297
Goldman Sachs Group, Inc.:
3.7% 8/1/15	17,599,000	17,779,742
5.25% 7/27/21	29,139,000	29,505,248
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
5.95% 1/18/18	$ 9,760,000	$ 10,376,520
6% 6/15/20	16,000,000	17,058,336
6.15% 4/1/18	10,942,000	11,685,454
6.75% 10/1/37	1,467,000	1,388,888
Janus Capital Group, Inc. 5.875% 9/15/11 (b)	6,169,000	6,173,664
JPMorgan Chase Capital XVII 5.85% 8/1/35	1,585,000	1,548,607
JPMorgan Chase Capital XX 6.55% 9/29/36	39,647,000	39,379,740
Lazard Group LLC:
6.85% 6/15/17	7,532,000	8,469,109
7.125% 5/15/15	8,656,000	9,760,081
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	19,177,000	19,673,703
6.4% 8/28/17	7,888,000	8,077,746
6.875% 4/25/18	16,189,000	16,786,957
Morgan Stanley:
4% 7/24/15	9,059,000	9,011,676
4.75% 4/1/14	6,943,000	7,039,286
5.45% 1/9/17	10,500,000	10,759,865
5.5% 7/28/21	20,225,000	20,168,835
5.625% 9/23/19	16,919,000	17,179,722
5.75% 1/25/21	10,000,000	10,287,040
5.95% 12/28/17	1,904,000	1,967,834
6% 5/13/14	13,777,000	14,462,640
6% 4/28/15	3,982,000	4,166,012
6.625% 4/1/18	9,869,000	10,565,702
7.3% 5/13/19	22,127,000	24,687,736
Northern Trust Corp. 3.375% 8/23/21	5,065,000	5,056,015
UBS AG Stamford Branch 3.875% 1/15/15	20,000,000	20,738,700
		368,784,781
Commercial Banks - 1.7%
Bank of America NA:
5.3% 3/15/17	22,175,000	21,691,563
6.1% 6/15/17	1,076,000	1,064,772
BB&T Capital Trust IV 6.82% 6/12/77 (g)	524,000	524,655
Credit Suisse (Guernsey) Ltd. 5.86% (d)(g)	5,543,000	4,794,695
Credit Suisse New York Branch 6% 2/15/18	25,069,000	26,397,607
DBS Bank Ltd. (Singapore) 0.5101% 5/16/17 (c)(g)	5,956,000	5,866,660
Discover Bank:
7% 4/15/20	267,000	290,222
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Discover Bank: - continued
8.7% 11/18/19	$ 16,188,000	$ 19,057,469
Export-Import Bank of Korea:
5.25% 2/10/14 (c)	3,328,000	3,546,031
5.5% 10/17/12	3,148,000	3,273,926
Fifth Third Bancorp:
3.625% 1/25/16	10,288,000	10,424,913
4.5% 6/1/18	2,562,000	2,556,538
8.25% 3/1/38	12,528,000	14,163,468
Fifth Third Bank 4.75% 2/1/15	2,013,000	2,148,555
Fifth Third Capital Trust IV 6.5% 4/15/67 (g)	11,258,000	10,441,795
HBOS PLC 6.75% 5/21/18 (c)	4,594,000	4,246,698
Huntington Bancshares, Inc. 7% 12/15/20	4,459,000	5,101,141
JPMorgan Chase Bank 6% 10/1/17	6,068,000	6,797,210
KeyBank NA:
5.45% 3/3/16	6,295,000	6,824,007
5.8% 7/1/14	14,023,000	15,317,155
6.95% 2/1/28	3,200,000	3,569,574
KeyCorp. 5.1% 3/24/21	10,224,000	10,459,643
Korea Development Bank 5.75% 9/10/13	2,804,000	3,021,621
Manufacturers & Traders Trust Co. 1.7458% 4/1/13 (g)	397,000	396,558
Marshall & Ilsley Bank:
4.85% 6/16/15	7,539,000	8,243,128
5% 1/17/17	23,263,000	24,995,116
5.25% 9/4/12	5,004,000	5,147,009
Regions Bank:
6.45% 6/26/37	18,578,000	15,837,745
7.5% 5/15/18	9,871,000	9,624,225
Regions Financial Corp.:
0.4165% 6/26/12 (g)	951,000	930,939
5.75% 6/15/15	3,253,000	3,074,085
7.75% 11/10/14	8,459,000	8,395,558
SunTrust Banks, Inc. 3.6% 4/15/16	17,434,000	17,502,585
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (c)(g)	3,046,000	2,724,358
UnionBanCal Corp. 5.25% 12/16/13	925,000	997,972
Wachovia Bank NA:
4.8% 11/1/14	1,049,000	1,126,827
4.875% 2/1/15	1,893,000	2,017,313
5.85% 2/1/37	7,795,000	8,019,426
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Wachovia Corp.:
4.875% 2/15/14	$ 734,000	$ 774,620
5.625% 10/15/16	14,742,000	16,133,114
5.75% 6/15/17	2,050,000	2,321,684
5.75% 2/1/18	4,000,000	4,572,232
Wells Fargo & Co.:
3.625% 4/15/15	8,996,000	9,398,058
3.676% 6/15/16	26,564,000	28,065,450
3.75% 10/1/14	8,062,000	8,573,107
Wells Fargo Bank NA 5.95% 8/26/36	4,694,000	4,916,655
		365,367,682
Consumer Finance - 0.8%
Capital One Financial Corp. 5.7% 9/15/11	6,468,000	6,475,555
Discover Financial Services:
6.45% 6/12/17	16,773,000	18,863,855
10.25% 7/15/19	15,329,000	19,779,055
General Electric Capital Corp.:
2.25% 11/9/15	18,930,000	19,030,594
2.95% 5/9/16	5,375,000	5,420,322
3.5% 6/29/15	5,553,000	5,806,034
4.625% 1/7/21	16,818,000	17,317,276
5.625% 9/15/17	3,505,000	3,891,135
5.625% 5/1/18	10,000,000	11,072,070
6% 8/7/19	22,000,000	24,728,726
6.375% 11/15/67 (g)	10,755,000	10,647,450
Household Finance Corp. 6.375% 10/15/11	3,570,000	3,590,149
HSBC Finance Corp. 5.9% 6/19/12	11,627,000	12,037,770
SLM Corp.:
0.483% 10/25/11 (g)	10,097,000	10,073,615
0.553% 1/27/14 (g)	918,000	827,629
5.375% 1/15/13	2,851,000	2,879,510
		172,440,745
Diversified Financial Services - 1.8%
Bank of America Corp. 5.75% 12/1/17	32,792,000	34,064,428
BP Capital Markets PLC:
3.125% 10/1/15	17,104,000	17,889,159
3.625% 5/8/14	2,002,000	2,111,291
4.5% 10/1/20	11,831,000	12,785,371
4.742% 3/11/21	12,000,000	13,130,052
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Capital One Capital V 10.25% 8/15/39	$ 9,719,000	$ 10,089,294
Citigroup, Inc.:
3.953% 6/15/16	21,787,000	22,249,342
4.75% 5/19/15	40,390,000	42,104,313
5.5% 4/11/13	26,194,000	27,289,197
6.125% 5/15/18	25,399,000	27,703,959
6.5% 8/19/13	20,989,000	22,325,349
General Electric Capital Corp. 5.3% 2/11/21	19,600,000	20,846,246
JPMorgan Chase & Co.:
3.15% 7/5/16	25,000,000	25,521,525
3.4% 6/24/15	1,808,000	1,862,217
4.25% 10/15/20	30,000,000	30,598,920
4.65% 6/1/14	20,000,000	21,335,400
ORIX Corp. 5.48% 11/22/11	269,000	270,988
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	9,526,000	10,098,856
5.35% 4/15/12 (c)	1,620,000	1,649,316
5.5% 1/15/14 (c)	4,958,000	5,298,416
5.7% 4/15/17 (c)	2,366,000	2,529,890
TECO Finance, Inc.:
4% 3/15/16	9,634,000	10,305,702
5.15% 3/15/20	11,097,000	12,362,003
TransCapitalInvest Ltd. 5.67% 3/5/14 (c)	5,304,000	5,560,767
ZFS Finance USA Trust II 6.45% 12/15/65 (c)(g)	7,307,000	7,160,860
ZFS Finance USA Trust IV 5.875% 5/9/62 (c)(g)	2,103,000	1,978,061
ZFS Finance USA Trust V 6.5% 5/9/67 (c)(g)	1,824,000	1,741,920
		390,862,842
Insurance - 1.3%
Allstate Corp. 6.2% 5/16/14	7,894,000	8,927,332
Aon Corp.:
3.125% 5/27/16	18,770,000	18,784,997
3.5% 9/30/15	6,878,000	7,135,278
5% 9/30/20	7,271,000	7,815,751
6.25% 9/30/40	4,660,000	5,131,406
Assurant, Inc. 5.625% 2/15/14	6,168,000	6,545,889
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,857,000	6,383,169
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(g)	11,133,000	10,604,183
Hartford Financial Services Group, Inc. 5.375% 3/15/17	546,000	562,779
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Liberty Mutual Group, Inc.:
5% 6/1/21 (c)	$ 21,593,000	$ 21,045,531
6.5% 3/15/35 (c)	830,000	801,426
6.7% 8/15/16 (c)	6,494,000	7,130,737
10.75% 6/15/88 (c)(g)	3,501,000	4,306,230
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	13,119,000	13,375,936
MetLife, Inc.:
2.375% 2/6/14	11,504,000	11,754,914
4.75% 2/8/21	6,004,000	6,289,070
5% 6/15/15	813,000	897,614
5.875% 2/6/41	4,635,000	4,925,411
6.125% 12/1/11	1,143,000	1,157,833
6.75% 6/1/16	9,220,000	10,799,349
Metropolitan Life Global Funding I:
5.125% 4/10/13 (c)	5,256,000	5,551,823
5.125% 6/10/14 (c)	8,554,000	9,329,737
Monumental Global Funding III 5.5% 4/22/13 (c)	3,073,000	3,262,033
New York Life Global Funding 4.65% 5/9/13 (c)	3,983,000	4,231,874
New York Life Insurance Co. 6.75% 11/15/39 (c)	4,383,000	5,166,413
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (c)	9,371,000	10,277,279
Pacific Life Global Funding 5.15% 4/15/13 (c)	11,018,000	11,617,820
Pacific Life Insurance Co. 9.25% 6/15/39 (c)	9,078,000	11,983,314
Pacific LifeCorp 6% 2/10/20 (c)	5,371,000	5,996,125
Prudential Financial, Inc.:
3.625% 9/17/12	13,500,000	13,819,545
4.75% 9/17/15	13,500,000	14,434,970
5.15% 1/15/13	3,765,000	3,942,738
7.375% 6/15/19	3,820,000	4,565,003
8.875% 6/15/38 (g)	1,338,000	1,458,420
QBE Insurance Group Ltd. 5.647% 7/1/23 (c)(g)	901,000	854,797
Symetra Financial Corp. 6.125% 4/1/16 (c)	11,250,000	11,970,315
The Chubb Corp. 5.75% 5/15/18	1,125,000	1,314,520
Unum Group:
5.625% 9/15/20	8,528,000	9,301,771
7.125% 9/30/16	1,654,000	1,932,955
		285,386,287
Real Estate Investment Trusts - 0.7%
AvalonBay Communities, Inc.:
4.95% 3/15/13	5,057,000	5,315,671
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
AvalonBay Communities, Inc.: - continued
5.375% 4/15/14	$ 2,899,000	$ 3,175,466
5.5% 1/15/12	4,659,000	4,734,159
6.125% 11/1/12	2,564,000	2,697,659
BRE Properties, Inc. 5.5% 3/15/17	1,861,000	2,057,710
Camden Property Trust:
5.375% 12/15/13	5,530,000	5,914,401
5.875% 11/30/12	1,067,000	1,114,566
Developers Diversified Realty Corp.:
4.75% 4/15/18	14,088,000	13,368,751
5.375% 10/15/12	10,023,000	10,142,574
7.5% 4/1/17	9,638,000	10,714,227
Duke Realty LP:
4.625% 5/15/13	1,515,000	1,570,685
5.875% 8/15/12	837,000	863,122
Equity One, Inc.:
5.375% 10/15/15	2,580,000	2,736,539
6% 9/15/17	3,467,000	3,615,020
6.25% 12/15/14	9,619,000	10,330,248
6.25% 1/15/17	2,204,000	2,367,678
Equity Residential 5.125% 3/15/16	8,850,000	9,665,218
Federal Realty Investment Trust:
5.4% 12/1/13	3,666,000	3,907,725
5.9% 4/1/20	3,969,000	4,291,164
6% 7/15/12	5,468,000	5,652,490
6.2% 1/15/17	1,491,000	1,691,046
HRPT Properties Trust:
5.75% 11/1/15	4,573,000	4,896,741
6.25% 6/15/17	861,000	944,110
6.65% 1/15/18	3,483,000	3,923,847
UDR, Inc. 5.5% 4/1/14	17,798,000	19,065,396
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,548,000	1,666,080
Washington (REIT) 5.25% 1/15/14	907,000	968,879
		137,391,172
Real Estate Management & Development - 1.5%
AMB Property LP:
5.9% 8/15/13	5,754,000	5,963,434
6.3% 6/1/13	4,012,000	4,244,407
Arden Realty LP 5.2% 9/1/11	1,869,000	1,869,000
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
BioMed Realty LP:
3.85% 4/15/16	$ 19,180,000	$ 19,352,025
6.125% 4/15/20	5,563,000	6,005,804
Brandywine Operating Partnership LP:
5.7% 5/1/17	6,890,000	7,208,607
5.75% 4/1/12	5,707,000	5,813,949
Colonial Properties Trust:
5.5% 10/1/15	12,454,000	13,189,072
6.875% 8/15/12	4,824,000	4,984,297
Colonial Realty LP 6.05% 9/1/16	3,862,000	4,055,100
Digital Realty Trust LP:
4.5% 7/15/15	7,544,000	7,812,121
5.25% 3/15/21	10,656,000	10,658,973
Duke Realty LP:
5.4% 8/15/14	6,754,000	7,143,706
5.5% 3/1/16	10,207,000	10,823,125
5.95% 2/15/17	9,023,000	9,776,457
6.25% 5/15/13	9,569,000	10,117,935
6.5% 1/15/18	12,019,000	13,067,381
6.75% 3/15/20	1,066,000	1,141,769
8.25% 8/15/19	5,060,000	5,950,378
ERP Operating LP:
4.75% 7/15/20	31,427,000	32,561,609
5.375% 8/1/16	4,428,000	4,921,957
5.5% 10/1/12	5,487,000	5,726,606
5.75% 6/15/17	24,188,000	27,326,490
6.625% 3/15/12	968,000	995,092
Liberty Property LP:
4.75% 10/1/20	17,245,000	17,580,639
5.125% 3/2/15	1,706,000	1,871,132
5.5% 12/15/16	4,865,000	5,399,916
6.375% 8/15/12	4,758,000	4,946,141
6.625% 10/1/17	12,549,000	14,785,633
Mack-Cali Realty LP 7.75% 8/15/19	1,973,000	2,458,999
Post Apartment Homes LP 6.3% 6/1/13	7,452,000	7,963,647
Reckson Operating Partnership LP 6% 3/31/16	1,066,000	1,128,376
Regency Centers LP:
4.95% 4/15/14	427,000	454,156
5.25% 8/1/15	1,490,000	1,612,219
5.875% 6/15/17	789,000	896,498
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Regency Centers LP: - continued
6.75% 1/15/12	$ 5,098,000	$ 5,196,896
Simon Property Group LP:
4.2% 2/1/15	5,265,000	5,614,385
5.1% 6/15/15	6,421,000	6,990,530
Tanger Properties LP:
6.125% 6/1/20	17,309,000	19,539,594
6.15% 11/15/15	9,801,000	11,046,737
		328,194,792
Thrifts & Mortgage Finance - 0.3%
Bank of America Corp.:
3.75% 7/12/16	22,940,000	22,632,833
5.65% 5/1/18	14,120,000	14,396,117
5.875% 1/5/21	5,000,000	5,129,110
6.5% 8/1/16	11,950,000	12,818,191
First Niagara Financial Group, Inc. 6.75% 3/19/20	12,844,000	14,261,811
		69,238,062
TOTAL FINANCIALS		2,117,666,363
HEALTH CARE - 0.3%
Biotechnology - 0.0%
Celgene Corp. 2.45% 10/15/15	1,728,000	1,757,409
Health Care Providers & Services - 0.2%
Coventry Health Care, Inc.:
5.95% 3/15/17	1,221,000	1,375,571
6.3% 8/15/14	2,529,000	2,794,267
Express Scripts, Inc.:
3.125% 5/15/16	19,250,000	19,679,410
5.25% 6/15/12	8,958,000	9,243,465
6.25% 6/15/14	3,291,000	3,664,341
Medco Health Solutions, Inc.:
2.75% 9/15/15	3,314,000	3,388,204
4.125% 9/15/20	11,062,000	11,085,894
		51,231,152
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - 0.1%
Pfizer, Inc. 6.2% 3/15/19	$ 10,000,000	$ 12,287,880
Watson Pharmaceuticals, Inc. 5% 8/15/14	2,028,000	2,215,917
		14,503,797
TOTAL HEALTH CARE		67,492,358
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (c)	1,610,000	1,739,396
6.375% 6/1/19 (c)	9,485,000	11,103,966
6.4% 12/15/11 (c)	1,011,000	1,026,951
		13,870,313
Airlines - 0.1%
Continental Airlines, Inc.:
6.545% 8/2/20	1,024,556	1,065,538
6.648% 3/15/19	3,634,594	3,761,805
6.795% 2/2/20	471,122	454,633
6.9% 7/2/19	1,054,103	1,096,267
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	4,035,804	3,955,088
8.36% 1/20/19	8,143,218	8,143,218
		18,476,549
Industrial Conglomerates - 0.0%
General Electric Co. 5.25% 12/6/17	8,512,000	9,535,934
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (g)	2,599,000	2,628,239
TOTAL INDUSTRIALS		44,511,035
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	8,642,000	9,441,662
6% 10/1/12	5,409,000	5,713,694
6.55% 10/1/17	3,075,000	3,658,506
		18,813,862
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.0%
Xerox Corp.:
4.25% 2/15/15	$ 1,037,000	$ 1,115,795
5.5% 5/15/12	2,235,000	2,306,600
		3,422,395
TOTAL INFORMATION TECHNOLOGY		22,236,257
MATERIALS - 0.4%
Chemicals - 0.3%
Dow Chemical Co.:
4.85% 8/15/12	17,906,000	18,562,971
7.6% 5/15/14	27,938,000	32,196,645
		50,759,616
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	2,557,000	2,824,383
Metals & Mining - 0.1%
Anglo American Capital PLC 9.375% 4/8/14 (c)	9,430,000	11,143,233
ArcelorMittal SA 3.75% 3/1/16	5,299,000	5,241,633
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	1,381,000	1,417,213
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (c)	2,818,000	2,992,234
Vale Overseas Ltd. 6.25% 1/23/17	3,240,000	3,675,754
		24,470,067
TOTAL MATERIALS		78,054,066
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
2.5% 8/15/15	6,887,000	7,052,150
5.35% 9/1/40	8,247,000	8,375,208
6.3% 1/15/38	40,737,000	45,454,956
6.8% 5/15/36	7,223,000	8,465,956
BellSouth Capital Funding Corp. 7.875% 2/15/30	3,658,000	4,734,721
CenturyLink, Inc.:
6.15% 9/15/19	7,618,000	7,506,290
6.45% 6/15/21	25,787,000	25,082,344
7.6% 9/15/39	3,477,000	3,197,856
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Deutsche Telekom International Financial BV 5.875% 8/20/13	$ 4,299,000	$ 4,655,486
Embarq Corp. 7.995% 6/1/36	6,601,000	6,260,732
Sprint Capital Corp. 6.875% 11/15/28	4,047,000	3,622,065
Telefonica Emisiones SAU:
5.134% 4/27/20	1,471,000	1,396,792
5.462% 2/16/21	12,361,000	11,941,542
5.855% 2/4/13	1,120,000	1,156,702
6.421% 6/20/16	753,000	790,941
Verizon Communications, Inc.:
5.25% 4/15/13	3,032,000	3,239,422
6.1% 4/15/18	23,353,000	27,761,206
6.35% 4/1/19	7,155,000	8,693,633
6.9% 4/15/38	18,370,000	22,339,647
Verizon New York, Inc. 6.875% 4/1/12	3,703,000	3,827,206
		205,554,855
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV:
2.375% 9/8/16	15,554,000	15,427,702
3.625% 3/30/15	2,060,000	2,188,118
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	34,213,000	37,618,357
5.875% 10/1/19	16,408,000	18,894,862
6.35% 3/15/40	5,301,000	5,795,658
Sprint Nextel Corp. 6% 12/1/16	9,496,000	9,139,900
Vodafone Group PLC 5% 12/16/13	3,204,000	3,472,700
		92,537,297
TOTAL TELECOMMUNICATION SERVICES		298,092,152
UTILITIES - 2.1%
Electric Utilities - 1.2%
Alabama Power Co. 3.375% 10/1/20	8,620,000	8,968,110
Ameren Illinois Co. 6.125% 11/15/17	289,000	341,534
AmerenUE 6.4% 6/15/17	5,870,000	7,018,330
Cleveland Electric Illuminating Co. 5.65% 12/15/13	10,449,000	11,389,713
Commonwealth Edison Co. 1.625% 1/15/14	18,472,000	18,643,586
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	14,630,000	14,812,304
6.4% 9/15/20 (c)	24,012,000	25,122,603
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Edison International 3.75% 9/15/17	$ 9,811,000	$ 10,177,559
EDP Finance BV:
4.9% 10/1/19 (c)	9,000,000	7,132,500
6% 2/2/18 (c)	11,997,000	10,051,986
Enel Finance International SA 5.7% 1/15/13 (c)	581,000	599,715
FirstEnergy Corp. 7.375% 11/15/31	26,676,000	30,950,109
FirstEnergy Solutions Corp.:
4.8% 2/15/15	3,098,000	3,377,951
6.05% 8/15/21	13,028,000	14,264,253
Florida Power Corp. 5.65% 6/15/18	2,323,000	2,762,642
LG&E and KU Energy LLC:
2.125% 11/15/15	11,341,000	11,232,376
3.75% 11/15/20	2,232,000	2,208,631
Mid-American Energy Co. 5.65% 7/15/12	796,000	828,576
Nevada Power Co.:
6.5% 5/15/18	15,159,000	18,164,150
6.5% 8/1/18	1,094,000	1,317,025
Pennsylvania Electric Co. 6.05% 9/1/17	4,822,000	5,518,364
Pepco Holdings, Inc. 2.7% 10/1/15	10,408,000	10,643,720
Progress Energy, Inc. 4.4% 1/15/21	40,776,000	43,326,702
Public Service Co. of Colorado 6.25% 9/1/37	3,400,000	4,248,477
Sierra Pacific Power Co. 5.45% 9/1/13	2,177,000	2,353,435
		265,454,351
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (c)	2,827,000	3,249,865
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21 (c)	6,702,000	6,978,974
		10,228,839
Independent Power Producers & Energy Traders - 0.3%
Duke Capital LLC 5.668% 8/15/14	8,362,000	9,291,177
Exelon Generation Co. LLC:
4% 10/1/20	19,101,000	18,977,073
5.35% 1/15/14	10,825,000	11,675,802
PPL Energy Supply LLC:
6.2% 5/15/16	2,207,000	2,538,222
6.3% 7/15/13	5,310,000	5,718,960
6.5% 5/1/18	6,905,000	8,153,314
		56,354,548
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - 0.6%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	$ 5,881,000	$ 6,757,128
Dominion Resources, Inc.:
6.3% 9/30/66 (g)	12,205,000	11,655,775
7.5% 6/30/66 (g)	7,991,000	8,190,775
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	3,690,000	3,886,832
National Grid PLC 6.3% 8/1/16	17,348,000	20,226,866
NiSource Finance Corp.:
5.25% 9/15/17	590,000	660,219
5.4% 7/15/14	3,094,000	3,397,880
5.45% 9/15/20	1,330,000	1,492,438
5.95% 6/15/41	21,763,000	22,202,243
6.25% 12/15/40	3,663,000	4,028,747
6.4% 3/15/18	9,293,000	10,924,804
6.8% 1/15/19	6,774,000	8,098,168
San Diego Gas & Electric Co. 3% 8/15/21	5,609,000	5,582,200
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	13,102,000	12,970,980
		120,075,055
TOTAL UTILITIES		452,112,793
TOTAL NONCONVERTIBLE BONDS (Cost $3,806,650,640)		4,223,260,088
U.S. Government and Government Agency Obligations - 28.4%

U.S. Government Agency Obligations - 1.4%
Fannie Mae:
0.375% 12/28/12	14,630,000	14,654,242
0.5% 8/9/13	29,250,000	29,323,067
0.75% 2/26/13	2,623,000	2,640,509
0.875% 8/28/14	63,772,000	64,407,169
1.125% 6/27/14	14,275,000	14,534,719
5% 2/16/12	4,391,000	4,487,646
5% 2/13/17	12,300,000	14,554,553
5.375% 6/12/17	10,250,000	12,384,081
Freddie Mac:
0.75% 3/28/13	1,010,000	1,016,947
1% 7/30/14	22,803,000	23,120,463
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
1% 8/27/14	$ 43,657,000	$ 44,253,486
1.125% 7/27/12	18,420,000	18,557,303
1.75% 6/15/12	3,100,000	3,136,620
1.75% 9/10/15	38,164,000	39,517,105
2.125% 3/23/12	6,198,000	6,263,067
3.75% 3/27/19	15,000,000	16,848,945
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.66% 8/1/15	7,165	7,388
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		309,707,310
U.S. Treasury Inflation Protected Obligations - 4.8%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40	6,809,292	8,360,493
2.125% 2/15/41	11,328,162	13,997,433
2.5% 1/15/29	47,694,349	60,730,549
U.S. Treasury Inflation-Indexed Notes:
1.125% 1/15/21	572,188,550	627,015,528
1.375% 1/15/20	287,447,728	322,176,417
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		1,032,280,420
U.S. Treasury Obligations - 22.2%
U.S. Treasury Bonds 4.375% 5/15/41	907,723,000	1,036,220,234
U.S. Treasury Notes:
0.5% 8/15/14	115,600,000	116,196,496
0.625% 7/15/14	742,388,000	749,002,677
0.75% 6/15/14	107,409,000	108,759,990
1% 8/31/16	52,099,000	52,184,442
1.25% 8/31/15	6,000	6,150
1.5% 7/31/16	116,435,000	119,591,553
1.5% 8/31/18	258,846,000	257,632,530
1.875% 9/30/17	6,924,000	7,145,243
2.125% 8/15/21 (k)	100,660,000	99,669,506
2.375% 8/31/14	100,000,000	106,046,900
2.375% 9/30/14	260,559,000	276,558,886
2.5% 3/31/15	200,000,000	214,250,000
2.625% 7/31/14	304,537,000	324,807,592
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.625% 12/31/14	$ 348,703,000	$ 373,983,968
3.125% 4/30/17	118,350,000	130,970,962
3.125% 5/15/21	636,245,000	688,137,142
3.25% 3/31/17	119,160,000	132,639,975
TOTAL U.S. TREASURY OBLIGATIONS		4,793,804,246
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,772,562,296)		6,135,791,976
U.S. Government Agency - Mortgage Securities - 20.4%

Fannie Mae - 17.1%
1.918% 2/1/33 (g)	127,908	131,862
1.946% 7/1/35 (g)	59,822	62,112
1.975% 10/1/33 (g)	147,199	151,681
1.987% 3/1/35 (g)	104,793	108,374
2.032% 12/1/34 (g)	136,840	141,120
2.051% 10/1/33 (g)	63,897	66,387
2.175% 3/1/35 (g)	24,974	26,072
2.301% 7/1/34 (g)	85,504	89,220
2.303% 6/1/36 (g)	230,888	239,847
2.412% 10/1/35 (g)	210,112	217,003
2.457% 3/1/35 (g)	76,574	80,740
2.496% 12/1/33 (g)	4,299,139	4,517,833
2.504% 11/1/36 (g)	840,807	883,424
2.528% 7/1/35 (g)	328,663	344,525
2.55% 10/1/33 (g)	116,265	122,427
2.636% 7/1/37 (g)	624,012	659,083
2.705% 5/1/35 (g)	303,110	321,006
2.823% 9/1/36 (g)	1,291,319	1,369,437
3% 10/1/26 (e)	38,000,000	38,886,544
3.5% 11/1/25 to 4/1/41 (f)	165,457,888	168,112,106
3.692% 5/1/40 (g)	8,967,906	9,436,793
3.788% 6/1/40 (g)	9,165,821	9,637,201
4% 2/1/35 to 7/1/41	311,313,045	323,026,114
4% 9/1/41 (e)	88,000,000	91,201,510
4% 9/1/41 (e)(f)	422,000,000	437,352,698
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4% 9/1/41 (e)(f)	$ 52,000,000	$ 53,891,802
4% 9/1/41 (e)(f)	71,000,000	73,583,037
4% 9/1/41 (e)(f)	216,000,000	223,858,253
4.5% 6/1/24 to 9/1/41 (f)	475,680,862	504,739,325
4.5% 9/1/26 (e)	5,000,000	5,330,031
4.5% 9/1/41 (e)(f)	68,000,000	71,888,600
4.5% 9/1/41 (e)	71,000,000	75,060,156
4.5% 9/1/41 (e)	15,000,000	15,857,780
4.5% 9/1/41 (e)(f)	68,000,000	71,888,600
4.5% 9/1/41 (e)(f)	15,000,000	15,857,780
4.5% 9/1/41 (e)	28,124,000	29,732,279
4.5% 9/1/41 (e)	126,000,000	133,205,348
5% 5/1/23 to 8/1/40 (f)	251,865,337	272,193,913
5% 9/1/41 (e)(f)	55,000,000	59,235,429
5.5% 9/1/17 to 3/1/40 (e)	250,660,025	275,269,563
5.5% 9/1/41 (e)(f)	116,000,000	126,787,350
5.5% 9/1/41 (e)(f)	69,000,000	75,416,614
5.5% 9/1/41 (e)(f)	69,000,000	75,416,614
5.5% 9/1/41 (e)(f)	89,000,000	97,276,502
5.5% 9/1/41 (e)	21,000,000	22,952,882
5.5% 9/1/41 (e)	55,000,000	60,114,692
6% 5/1/16 to 2/1/40	156,507,060	173,629,166
6% 9/1/41 (e)	72,900,000	80,712,234
6.5% 4/1/13 to 1/1/36	973,264	1,053,132
7% 11/1/11 to 6/1/33	298,932	340,197
7.5% 8/1/13 to 8/1/29	307,950	351,036
8.5% 5/1/21 to 9/1/25	15,002	17,088
9.5% 2/1/25	1,806	1,955
10.5% 8/1/20	3,816	4,558
12.5% 12/1/13 to 4/1/15	1,624	1,832
TOTAL FANNIE MAE		3,682,852,867
Freddie Mac - 1.7%
2.153% 4/1/35 (g)	1,136,740	1,188,904
2.357% 3/1/36 (g)	186,355	193,504
2.499% 1/1/35 (g)	114,296	120,150
2.921% 11/1/35 (g)	421,995	444,462
2.942% 3/1/33 (g)	22,960	24,255
3.261% 10/1/35 (g)	349,146	372,714
4.5% 7/1/25 to 8/1/41 (e)	118,568,547	125,391,941
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
4.5% 9/1/41 (e)(f)	$ 14,000,000	$ 14,772,156
4.5% 9/1/41 (e)	25,000,000	26,378,850
5% 3/1/19 to 9/1/40	59,867,411	64,620,797
5.5% 11/1/30 to 5/1/40	114,292,907	124,728,047
5.5% 9/1/41 (e)	7,800,000	8,507,684
5.5% 9/1/41 (e)	300,000	327,219
6% 7/1/37 to 8/1/37	4,654,306	5,168,452
7% 11/1/11 to 3/1/12	874	883
7.5% 10/1/11 to 1/1/33	88,578	100,202
8.5% 9/1/24 to 8/1/27	15,952	18,585
11.5% 10/1/15	719	787
TOTAL FREDDIE MAC		372,359,592
Ginnie Mae - 1.6%
3.5% 12/15/40 to 7/15/41	32,925,675	33,737,931
4% 1/15/25 to 7/15/41	50,958,305	54,441,135
4% 9/1/41 (e)	52,000,000	55,028,002
4.5% 3/15/39 to 7/20/41	70,221,313	76,176,281
4.5% 9/1/41 (e)	15,300,000	16,552,654
5% 5/15/39 to 11/15/40	23,912,312	26,466,907
5% 9/1/41 (e)	11,000,000	12,118,648
5% 9/1/41 (e)	22,000,000	24,237,297
5% 9/1/41 (e)	25,000,000	27,542,383
5.5% 12/20/28 to 12/15/38	8,164,754	9,147,765
6% 6/15/36 to 12/20/37	7,919,659	8,920,974
7% 1/15/28 to 11/15/32	2,442,715	2,803,461
7.5% 3/15/28 to 10/15/28	4,080	4,697
8% 7/15/17 to 11/15/17	536,276	590,662
8.5% 5/15/17 to 10/15/21	12,501	14,327
11% 7/20/19 to 8/20/19	983	1,189
TOTAL GINNIE MAE		347,784,313
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,350,791,627)		4,402,996,772
Asset-Backed Securities - 2.3%
	Principal Amount	Value
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6884% 4/25/35 (g)	$ 1,217,301	$ 805,427
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.9684% 3/25/34 (g)	5,330	5,310
Class M2, 1.8684% 3/25/34 (g)	420,000	315,003
Series 2005-HE2 Class M2, 0.6684% 4/25/35 (g)	113,998	109,972
Series 2006-OP1 Class M4, 0.5884% 4/25/36 (g)	90,268	370
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.6758% 10/20/14 (g)	549,000	5,490
Series 2007-D1 Class D, 1.5863% 1/22/13 (c)(g)	7,316,000	109,740
Airspeed Ltd. Series 2007-1A Class C1, 2.7072% 6/15/32 (c)(g)	4,254,007	1,871,763
Ally Auto Receivables Trust:
Series 2009-A:
Class A3, 2.33% 6/17/13 (c)	3,959,890	3,989,766
Class A4, 3% 10/15/15 (c)	9,105,000	9,366,099
Series 2010-5 Class A4, 1.75% 3/15/16	7,090,000	7,226,958
Series 2011-1 Class A4, 2.23% 3/15/16	31,910,000	32,980,539
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (c)	13,770,000	14,160,688
Series 2011-1 Class A2, 2.15% 1/15/16	14,883,000	15,177,054
Series 2011-3 Class A2, 1.81% 5/15/16	15,410,000	15,580,136
AmeriCredit Automobile Receivables Trust Series 2011-1 Class A3, 1.39% 9/8/15	13,060,000	13,127,271
AmeriCredit Prime Automobile Receivables Trust Series 2007-1:
Class D, 5.62% 9/8/14	1,026,000	1,034,620
Class E, 6.96% 3/8/16 (c)	2,233,886	2,255,054
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9184% 12/25/33 (g)	72,148	56,487
Series 2004-R2 Class M3, 0.7684% 4/25/34 (g)	109,017	36,298
Series 2005-R2 Class M1, 0.6684% 4/25/35 (g)	1,743,000	1,519,551
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9673% 3/25/34 (g)	40,480	27,207
Series 2004-W11 Class M2, 0.9184% 11/25/34 (g)	457,000	377,225
Series 2004-W7 Class M1, 0.7684% 5/25/34 (g)	1,310,000	947,072
Series 2006-W4 Class A2C, 0.3784% 5/25/36 (g)	1,103,717	280,248
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0434% 4/25/34 (g)	2,236,575	1,742,594
Series 2006-HE2 Class M1, 0.5884% 3/25/36 (g)	157,793	1,880
Axon Financial Funding Ltd. 0.8458% 4/4/17 (a)(c)(g)	6,174,000	1
Asset-Backed Securities - continued
	Principal Amount	Value
Bank of America Auto Trust Series 2009-1A:
Class A3, 2.67% 7/15/13 (c)	$ 3,887,520	$ 3,908,279
Class A4, 3.52% 6/15/16 (c)	30,100,000	30,864,868
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.3434% 2/25/35 (g)	1,257,000	641,822
BMW Vehicle Lease Trust:
Series 2010-1 Class A3, 0.82% 4/15/13	21,730,000	21,744,057
Series 2011-1 Class A4, 1.4% 8/20/14	20,280,000	20,480,269
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.2565% 12/25/24 (g)	1,236,427	1,078,783
C-BASS Trust Series 2006-CB7 Class A2, 0.2784% 10/25/36 (g)	10,080	10,045
Capital Auto Receivables Asset Trust Series 2007-1 Class C, 5.38% 11/15/12	506,000	518,829
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	1,121,332	1,127,661
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14 (FGIC Insured)	3,528,238	3,577,285
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	13,676,000	14,640,646
Capital Trust Ltd. Series 2004-1 Class A2, 0.663% 7/20/39 (c)(g)	156,187	112,455
Carmax Auto Owner Trust Series 2011-1 Class A3, 1.29% 9/15/15	15,090,000	15,253,579
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5184% 7/25/36 (g)	931,000	46,737
Series 2006-NC4 Class M1, 0.5184% 10/25/36 (g)	195,000	2,746
Series 2007-RFC1 Class A3, 0.3584% 12/25/36 (g)	1,471,000	419,477
Chase Issuance Trust Series 2007-A17 Class A, 5.12% 10/15/14	7,400,000	7,780,041
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	25,040,000	25,069,640
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	48,200,000	49,278,846
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.2784% 6/25/47 (g)	37,198	36,424
Series 2007-4 Class A1A, 0.3073% 9/25/37 (g)	341,470	325,370
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (c)	1,245,451	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.1884% 4/25/34 (g)	131,909	65,556
Series 2004-4 Class M2, 1.0134% 6/25/34 (g)	496,195	217,433
Series 2005-3 Class MV1, 0.6384% 8/25/35 (g)	482,914	468,149
Series 2005-AB1 Class A2, 0.4284% 8/25/35 (g)	40,795	40,185
Asset-Backed Securities - continued
	Principal Amount	Value
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (c)	$ 237,705	$ 238,075
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.5908% 5/28/35 (g)	31,732	20,794
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3934% 8/25/34 (g)	160,000	91,276
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0434% 3/25/34 (g)	19,043	4,793
Ford Credit Auto Owner Trust:
Series 2007-A Class D, 7.05% 12/15/13 (c)	1,553,000	1,578,021
Series 2009-D:
Class A3, 2.17% 10/15/13	3,705,005	3,734,645
Class A4, 2.98% 8/15/14	5,800,000	5,987,546
Series 2010-B Class A3, 0.98% 10/15/14	14,330,000	14,381,779
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15	14,820,000	14,941,300
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	14,295	14,320
Series 2007-1:
Class A4, 5.03% 2/16/15	37,811	37,815
Class C, 5.43% 2/16/15	535,000	535,595
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7084% 1/25/35 (g)	801,000	316,468
Class M4, 0.8984% 1/25/35 (g)	296,000	76,738
Series 2006-D Class M1, 0.4484% 11/25/36 (g)	149,760	4,591
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6918% 2/25/47 (c)(g)	2,392,000	1,411,280
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	1,344,248	1,070,021
GE Business Loan Trust:
Series 2003-1 Class A, 0.6372% 4/15/31 (c)(g)	193,342	181,742
Series 2006-2A:
Class A, 0.3872% 11/15/34 (c)(g)	1,857,984	1,537,482
Class B, 0.4872% 11/15/34 (c)(g)	671,727	433,264
Class C, 0.5872% 11/15/34 (c)(g)	1,114,208	551,533
Class D, 0.9572% 11/15/34 (c)(g)	423,559	101,654
Goal Capital Funding Trust Series 2007-1 Class C1, 0.6465% 6/25/42 (g)	494,786	385,951
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (c)(g)	400,083	110,569
Class M1, 0.8684% 6/25/34 (g)	2,313,000	1,429,101
Series 2007-HE1 Class M1, 0.4684% 3/25/47 (g)	931,000	42,580
Asset-Backed Securities - continued
	Principal Amount	Value
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.6184% 9/25/46 (c)(g)	$ 200,929	$ 86,399
Class C, 0.7684% 9/25/46 (c)(g)	1,245,000	199,200
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5384% 8/25/33 (g)	359,674	249,760
Series 2003-3 Class M1, 1.5084% 8/25/33 (g)	611,872	484,641
Series 2003-5 Class A2, 0.9184% 12/25/33 (g)	27,804	18,412
Series 2005-5 Class 2A2, 0.4684% 11/25/35 (g)	40,367	39,527
Series 2006-1 Class 2A3, 0.4434% 4/25/36 (g)	698,943	680,358
Honda Auto Receivables Owner Trust:
Series 2009-3 Class A3, 2.31% 5/15/13	3,808,649	3,833,184
Series 2011-1 Class A4, 1.8% 4/17/17	10,400,000	10,660,515
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.503% 3/20/36 (g)	554,253	461,153
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4084% 1/25/37 (g)	1,292,000	437,498
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13	4,332,588	4,360,728
John Deere Owner Trust Series 2011-A Class A4, 1.96% 4/16/18	8,830,000	9,085,900
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5184% 7/25/36 (g)	178,000	7,894
Series 2007-CH1:
Class AV4, 0.3484% 11/25/36 (g)	1,255,000	991,500
Class MV1, 0.4484% 11/25/36 (g)	1,020,000	653,865
Series 2007-CH3 Class M1, 0.5184% 3/25/37 (g)	499,000	19,646
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.5765% 12/27/29 (g)	563,666	498,623
Series 2006-A Class 2C, 1.3965% 3/27/42 (g)	2,867,000	714,405
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)	1,015,891	1,017,207
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.2984% 6/25/34 (g)	72,926	50,823
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (c)	17,440	17,848
Class C, 5.691% 10/20/28 (c)	7,781	7,907
Class D, 6.01% 10/20/28 (c)	93,102	94,007
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4784% 10/25/36 (g)	450,000	20,104
Series 2007-HE1 Class M1, 0.5184% 5/25/37 (g)	641,000	21,923
Mercedes-Benz Auto Lease Trust Series 2011-1A Class A3 1.18% 11/15/13 (c)	38,910,000	39,082,655
Asset-Backed Securities - continued
	Principal Amount	Value
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9684% 7/25/34 (g)	$ 152,164	$ 98,302
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1934% 7/25/34 (g)	514,714	353,670
Series 2006-FM1 Class A2B, 0.3284% 4/25/37 (g)	1,601,632	1,162,445
Series 2006-OPT1 Class A1A, 0.4784% 6/25/35 (g)	2,634,298	1,878,707
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5584% 8/25/34 (g)	48,462	33,401
Series 2005-NC1 Class M1, 0.6584% 1/25/35 (g)	326,000	208,475
Series 2005-NC2 Class B1, 1.3884% 3/25/35 (g)	339,222	43,474
Series 2007-HE2 Class M1, 0.4684% 1/25/37 (g)	221,702	962
National Collegiate Student Loan Trust:
Series 2004-2 Class A, 9.75% 10/27/14 (i)	12,226,200	1,112,584
Series 2006-3 Class A, 7.1% 1/25/12 (i)	44,146,188	882,924
Series 2006-4:
Class A1, 0.2484% 3/25/25 (g)	5,817	5,816
Class A, 6.35% 2/27/12 (i)	42,154,000	935,439
Class D, 1.3184% 5/25/32 (g)	2,193,000	4,713
Series 2007-1 Class A, 7.27% 4/25/12 (i)	50,293,000	2,011,720
Series 2007-2 Class A, 6.7% 7/25/12 (i)	37,116,000	1,898,877
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7284% 9/25/35 (g)	1,164,000	634,076
Series 2005-D Class M2, 0.6884% 2/25/36 (g)	704,000	139,163
Nissan Auto Lease Trust Series 2009-B Class A3, 2.07% 1/15/15	1,957,194	1,958,929
Nissan Auto Receivables Owner Trust:
Series 2010-A Class A4, 1.31% 9/15/16	8,720,000	8,810,186
Series 2011-A Class A4, 1.94% 9/15/17	21,550,000	22,203,803
Ocala Funding LLC:
Series 2005-1A Class A, 1.713% 3/20/10 (a)(c)(g)	317,000	0
Series 2006-1A Class A, 1.613% 3/20/11 (a)(c)(g)	962,000	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3084% 5/25/37 (g)	21,423	20,972
Series 2007-6 Class 2A1, 0.2784% 7/25/37 (g)	67,935	65,490
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4684% 9/25/34 (g)	435,000	254,351
Class M4, 1.6684% 9/25/34 (g)	558,000	229,321
Series 2005-WCH1:
Class M2, 0.7384% 1/25/36 (g)	2,176,000	1,969,656
Class M3, 0.7784% 1/25/36 (g)	391,000	249,964
Class M4, 1.0484% 1/25/36 (g)	1,245,000	628,241
Asset-Backed Securities - continued
	Principal Amount	Value
Park Place Securities, Inc.: - continued
Series 2005-WHQ2 Class M7, 1.4684% 5/25/35 (g)	$ 1,616,000	$ 11,252
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4484% 12/25/36 (g)	515,000	11,685
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.2884% 2/25/37 (g)	764	761
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0184% 4/25/33 (g)	4,173	3,367
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0134% 3/25/35 (g)	1,177,870	922,049
Securitized Asset Backed Receivables LLC Trust Series 2005-FR4 Class B3, 1.9384% 1/25/36 (g)	22,807	89
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3363% 3/20/19 (FGIC Insured) (c)(g)	529,223	505,273
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.197% 6/15/33 (g)	1,043,000	480,037
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (c)	571,164	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9434% 9/25/34 (g)	37,755	20,038
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (c)	608,318	633,067
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0784% 9/25/34 (g)	115,176	77,669
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8058% 4/6/42 (c)(g)	2,342,997	175,725
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (c)	749,203	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (c)	6,399	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.053% 10/25/44 (c)(g)	1,459,789	817,482
TOTAL ASSET-BACKED SECURITIES (Cost $477,726,647)		495,287,775
Collateralized Mortgage Obligations - 0.6%

Private Sponsor - 0.6%
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6565% 4/10/49 (g)	824,000	376,093
Class C, 5.6565% 4/10/49 (g)	2,198,000	895,656
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Banc of America Commercial Mortgage Trust Series 2007-2: - continued
Class D, 5.6565% 4/10/49 (g)	$ 1,100,000	$ 385,683
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.9045% 1/25/34 (g)	1,315,337	1,160,976
Series 2004-1 Class 2A2, 3.2303% 10/25/34 (g)	1,158,591	989,867
Series 2004-A Class 2A2, 2.8478% 2/25/34 (g)	552,996	473,155
Series 2004-B:
Class 1A1, 2.7465% 3/25/34 (g)	119,687	103,037
Class 2A2, 2.8677% 3/25/34 (g)	796,560	712,079
Series 2004-D Class 2A2, 2.8857% 5/25/34 (g)	1,478,636	1,293,032
Series 2004-G Class 2A7, 2.9352% 8/25/34 (g)	1,372,326	1,169,458
Series 2004-H Class 2A1, 3.1632% 9/25/34 (g)	1,198,888	1,009,352
Bayview Commercial Asset Trust Series 2006-3A Class IO, 4.2221% 10/25/36 (c)(g)(i)	20,501,421	1,301,840
BCAP LLC Trust sequential payer Series 2010-RR12 Class 3A5, 5% 8/26/37 (c)	10,980,007	11,187,703
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7784% 1/25/35 (g)	1,747,141	1,320,516
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4258% 10/12/41 (c)(g)(i)	3,211,283	29,248
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 2.8968% 2/25/37 (g)	974,425	860,938
Series 2007-A2 Class 2A1, 3.0179% 7/25/37 (g)	794,616	730,903
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0737% 12/10/49 (g)	1,734,000	1,795,949
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.2809% 8/25/34 (g)	558,672	552,848
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (g)	1,937,000	542,360
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7083% 7/16/34 (c)(g)	26,547	26,545
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.7846% 11/25/34 (g)	3,365,855	2,972,904
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.858% 10/25/34 (g)	626,686	557,463
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7678% 11/20/56 (c)(g)	2,405,000	2,387,981
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.313% 12/20/54 (g)	178,650	81,320
Series 2006-1A Class C2, 1.413% 12/20/54 (c)(g)	5,526,000	2,583,405
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-2 Class C1, 1.153% 12/20/54 (g)	$ 4,563,000	$ 2,133,203
Series 2006-3 Class C2, 0.713% 12/20/54 (g)	922,000	431,035
Series 2006-4:
Class B1, 0.303% 12/20/54 (g)	3,812,000	3,021,010
Class C1, 0.593% 12/20/54 (g)	2,331,000	1,089,742
Class M1, 0.383% 12/20/54 (g)	1,006,000	643,840
Series 2007-1:
Class 1C1, 0.813% 12/20/54 (g)	1,847,000	863,473
Class 1M1, 0.513% 12/20/54 (g)	1,238,000	792,320
Class 2C1, 1.173% 12/20/54 (g)	842,000	393,635
Class 2M1, 0.713% 12/20/54 (g)	1,589,000	1,016,960
Series 2007-2 Class 2C1, 0.6402% 12/17/54 (g)	2,199,000	1,028,033
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7013% 1/20/44 (g)	365,737	248,866
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 2.7323% 4/25/35 (g)	373,160	296,214
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (g)	18,421	18,451
Class A3, 5.447% 6/12/47 (g)	3,289,000	3,414,860
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.8639% 8/25/36 (g)	1,098,538	835,495
Series 2004-A3 Class 4A1, 2.7486% 7/25/34 (g)	644,707	616,861
Series 2004-A5 Class 2A1, 2.5513% 12/25/34 (g)	515,151	447,257
Series 2006-A2 Class 5A1, 2.9458% 11/25/33 (g)	1,399,975	1,275,863
Series 2007-A1 Class 1A1, 2.8046% 7/25/35 (g)	2,549,831	2,256,879
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	780,000	844,639
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4284% 5/25/47 (g)	759,788	489,398
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3884% 2/25/37 (g)	1,405,780	941,970
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.377% 6/15/22 (c)(g)	153,000	148,410
Class C, 0.397% 6/15/22 (c)(g)	1,288,000	1,204,280
Class D, 0.407% 6/15/22 (c)(g)	496,000	461,280
Class E, 0.417% 6/15/22 (c)(g)	792,000	728,640
Class F, 0.447% 6/15/22 (c)(g)	1,268,000	1,153,880
Class G, 0.517% 6/15/22 (c)(g)	219,000	194,910
Class H, 0.537% 6/15/22 (c)(g)	595,000	517,650
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1: - continued
Class J, 0.577% 6/15/22 (c)(g)	$ 694,000	$ 598,575
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.6423% 8/25/34 (g)	891,185	842,023
Series 2005-A2 Class A7, 2.6224% 2/25/35 (g)	545,322	509,775
Series 2006-A6 Class A4, 3.1818% 10/25/33 (g)	616,152	554,727
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (g)	7,424,000	7,723,521
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5084% 7/25/35 (g)	1,784,650	1,374,161
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5184% 3/25/37 (g)	2,543,000	111,944
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.6869% 10/25/35 (g)	3,637,174	2,905,089
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5558% 7/10/35 (c)(g)	1,267,572	995,044
Class B6, 3.0558% 7/10/35 (c)(g)	1,184,151	870,351
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	826,789	874,305
Series 2004-SL3 Class A1, 7% 8/25/16	43,428	43,693
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6684% 6/25/33 (c)(g)	306,467	280,518
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (c)	245,000	85,758
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.275% 7/20/34 (g)	30,681	21,098
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.375% 4/25/33 (g)	279,755	254,511
Series 2003-20 Class 1A1, 5.5% 7/25/33	195,552	197,573
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.3873% 9/25/36 (g)	2,763,000	1,992,242
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.6863% 8/25/33 (g)	457,496	421,523
Series 2005-AR14 Class 1A1, 2.6636% 12/25/35 (g)	1,511,722	1,464,736
Series 2005-AR3 Class A2, 2.5791% 3/25/35 (g)	1,232,582	1,019,562
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 2.7571% 12/25/34 (g)	2,779,009	2,634,999
Series 2004-H Class A1, 2.7828% 6/25/34 (g)	447,435	423,583
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2004-V Class 1A2, 2.7635% 10/25/34 (g)	$ 1,215,220	$ 1,122,707
Series 2004-W Class A9, 2.7617% 11/25/34 (g)	1,403,758	1,278,611
Series 2005-AR10 Class 2A2, 2.7607% 6/25/35 (g)	868,435	785,597
Series 2005-AR12:
Class 2A5, 2.7552% 7/25/35 (g)	10,407,804	9,326,867
Class 2A6, 2.7552% 7/25/35 (g)	1,758,531	1,553,962
Series 2005-AR2 Class 2A2, 2.7427% 3/25/35 (g)	2,258,073	1,967,934
Series 2005-AR3 Class 2A1, 2.7804% 3/25/35 (g)	1,455,461	1,285,958
Series 2006-AR8 Class 3A1, 2.77% 4/25/36 (g)	8,229,440	6,573,678
TOTAL PRIVATE SPONSOR		113,103,990
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	165,907	179,464
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	551,989	595,643
Series 2004-86 Class KC, 4.5% 5/25/19	404,549	423,275
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2356 Class GD, 6% 9/15/16	567,204	611,648
Series 2363 Class PF, 6% 9/15/16	727,436	784,189
Series 2425 Class JH, 6% 3/15/17	583,790	634,547
TOTAL U.S. GOVERNMENT AGENCY		3,228,766
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $85,258,288)		116,332,756
Commercial Mortgage Securities - 5.9%

Asset Securitization Corp. Series 1997-D5:
Class A2, 6.8338% 2/14/43 (g)	1,275,000	1,317,886
Class A3, 6.8838% 2/14/43 (g)	1,377,000	1,450,345
Class A6, 7.2038% 2/14/43 (g)	2,029,000	2,123,130
Class PS1, 1.3868% 2/14/43 (g)(i)	4,889,652	85,598
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7134% 5/10/45 (g)	1,939,212	2,047,168
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage Trust: - continued
sequential payer: - continued
Series 2006-5:
Class A2, 5.317% 9/10/47	$ 7,252,948	$ 7,302,145
Class A3, 5.39% 9/10/47	2,418,000	2,499,844
Series 2006-6 Class A3, 5.369% 10/10/45	3,468,000	3,623,065
Series 2007-4 Class A3, 5.798% 2/10/51 (g)	1,729,000	1,827,951
Series 2006-6 Class E, 5.619% 10/10/45 (c)	1,002,000	185,973
Series 2007-3:
Class A3, 5.6242% 6/10/49 (g)	2,896,000	3,033,470
Class A4, 5.6242% 6/10/49 (g)	3,615,000	3,808,800
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	3,797,000	4,029,999
Series 2004-2:
Class A3, 4.05% 11/10/38	287,462	290,070
Class A4, 4.153% 11/10/38	2,199,000	2,273,955
Series 2004-6 Class A2, 4.161% 12/10/42	526,815	526,360
Series 2005-1 Class A3, 4.877% 11/10/42	1,518,460	1,519,385
Series 2001-3 Class H, 6.562% 4/11/37 (c)	969,000	967,420
Series 2001-PB1:
Class J, 7.166% 5/11/35 (c)	434,000	431,022
Class K, 6.15% 5/11/35 (c)	806,000	797,696
Series 2005-3 Series A3B, 5.09% 7/10/43 (g)	5,387,000	5,642,285
Banc of America Large Loan, Inc. floater:
2006-BIX1 Class J, 0.7872% 10/15/19 (c)(g)	3,566,622	3,160,306
Series 2005-MIB1:
Class C, 0.5172% 3/15/22 (c)(g)	745,000	704,025
Class D, 0.5672% 3/15/22 (c)(g)	754,000	704,990
Class E, 0.6072% 3/15/22 (c)(g)	623,000	573,160
Class F, 0.6772% 3/15/22 (c)(g)	502,000	451,800
Class G, 0.7372% 3/15/22 (c)(g)	5,066,000	4,508,740
Class H, 0.9872% 3/15/22 (c)(g)	8,850,000	7,699,500
Series 2006-BIX1:
Class C, 0.3872% 10/15/19 (c)(g)	740,787	720,415
Class D, 0.4172% 10/15/19 (c)(g)	1,361,000	1,303,158
Class E, 0.4472% 10/15/19 (c)(g)	1,261,000	1,188,493
Class F, 0.5172% 10/15/19 (c)(g)	2,713,000	2,543,438
Class G, 0.5372% 10/15/19 (c)(g)	3,234,000	2,870,175
Class H, 0.5772% 10/15/19 (c)(g)	6,167,000	5,579,190
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0684% 12/25/33 (c)(g)	39,596	27,725
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2004-1:
Class A, 0.5784% 4/25/34 (c)(g)	$ 1,044,028	$ 873,700
Class B, 2.1184% 4/25/34 (c)(g)	114,194	64,531
Class M1, 0.7784% 4/25/34 (c)(g)	91,316	64,997
Class M2, 1.4184% 4/25/34 (c)(g)	84,530	58,594
Series 2004-2:
Class A, 0.6484% 8/25/34 (c)(g)	834,505	681,605
Class M1, 0.7984% 8/25/34 (c)(g)	93,170	67,727
Series 2004-3:
Class A1, 0.5884% 1/25/35 (c)(g)	1,918,503	1,499,742
Class A2, 0.6384% 1/25/35 (c)(g)	268,681	212,686
Class M1, 0.7184% 1/25/35 (c)(g)	323,318	225,266
Class M2, 1.2184% 1/25/35 (c)(g)	147,014	98,001
Series 2005-2A:
Class A1, 0.5284% 8/25/35 (c)(g)	1,467,499	1,147,199
Class M1, 0.6484% 8/25/35 (c)(g)	69,188	40,529
Class M2, 0.6984% 8/25/35 (c)(g)	114,003	61,812
Class M3, 0.7184% 8/25/35 (c)(g)	63,292	33,581
Class M4, 0.8284% 8/25/35 (c)(g)	39,312	19,711
Series 2005-3A:
Class A1, 0.5384% 11/25/35 (c)(g)	519,068	392,375
Class A2, 0.6184% 11/25/35 (c)(g)	531,643	403,996
Class M2, 0.7084% 11/25/35 (c)(g)	52,471	30,122
Class M3, 0.7284% 11/25/35 (c)(g)	47,267	26,206
Class M4, 0.8184% 11/25/35 (c)(g)	58,541	28,683
Series 2005-4A:
Class A2, 0.6084% 1/25/36 (c)(g)	1,205,248	894,992
Class B1, 1.6184% 1/25/36 (c)(g)	70,236	13,917
Class M1, 0.6684% 1/25/36 (c)(g)	388,639	230,356
Class M2, 0.6884% 1/25/36 (c)(g)	78,664	41,601
Class M3, 0.7184% 1/25/36 (c)(g)	170,439	83,627
Class M4, 0.8284% 1/25/36 (c)(g)	63,681	28,552
Class M5, 0.8684% 1/25/36 (c)(g)	63,681	24,392
Class M6, 0.9184% 1/25/36 (c)(g)	67,426	20,466
Series 2006-1 Class A2, 0.5784% 4/25/36 (c)(g)	183,177	136,480
Series 2006-2A:
Class A1, 0.4484% 7/25/36 (c)(g)	3,550,458	2,651,947
Class A2, 0.4984% 7/25/36 (c)(g)	163,541	119,976
Class B3, 2.9184% 7/25/36 (c)(g)	62,590	17,805
Class M1, 0.5284% 7/25/36 (c)(g)	171,617	102,774
Class M2, 0.5484% 7/25/36 (c)(g)	81,771	44,724
Class M3, 0.5684% 7/25/36 (c)(g)	68,142	36,681
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2006-2A:
Class M5, 0.6884% 7/25/36 (c)(g)	$ 56,533	$ 28,396
Class M6, 0.7584% 7/25/36 (c)(g)	84,294	32,108
Series 2006-3A:
Class B1, 1.0184% 10/25/36 (c)(g)	77,854	6,652
Class B3, 2.8184% 10/25/36 (c)(g)	19,288	249
Class M4, 0.6484% 10/25/36 (c)(g)	85,951	22,347
Class M5, 0.6984% 10/25/36 (c)(g)	102,768	20,554
Class M6, 0.7784% 10/25/36 (c)(g)	297,715	44,657
Series 2006-4A:
Class A1, 0.4484% 12/25/36 (c)(g)	673,028	477,850
Class A2, 0.4884% 12/25/36 (c)(g)	3,555,523	2,417,756
Class B1, 0.9184% 12/25/36 (c)(g)	18,490	2,472
Class B2, 1.4684% 12/25/36 (c)(g)	17,257	1,768
Class B3, 2.6684% 12/25/36 (c)(g)	136,563	8,731
Class M1, 0.5084% 12/25/36 (c)(g)	163,326	67,716
Class M2, 0.5284% 12/25/36 (c)(g)	108,473	40,630
Class M3, 0.5584% 12/25/36 (c)(g)	110,322	36,915
Class M4, 0.6184% 12/25/36 (c)(g)	131,894	36,724
Class M5, 0.6584% 12/25/36 (c)(g)	121,416	27,089
Class M6, 0.7384% 12/25/36 (c)(g)	108,473	19,548
Series 2007-1:
Class A2, 0.4884% 3/25/37 (c)(g)	760,451	494,293
Class B1, 0.8884% 3/25/37 (c)(g)	191,738	23,009
Class B2, 1.3684% 3/25/37 (c)(g)	137,791	13,779
Class B3, 3.5684% 3/25/37 (c)(g)	266,344	11,985
Class M1, 0.4884% 3/25/37 (c)(g)	168,989	62,526
Class M2, 0.5084% 3/25/37 (c)(g)	126,742	38,023
Class M3, 0.5384% 3/25/37 (c)(g)	52,647	14,215
Class M4, 0.5884% 3/25/37 (c)(g)	38,348	9,203
Class M5, 0.6384% 3/25/37 (c)(g)	140,391	26,674
Class M6, 0.7184% 3/25/37 (c)(g)	196,937	31,510
Series 2007-2A:
Class A1, 0.4884% 7/25/37 (c)(g)	1,454,173	1,006,106
Class A2, 0.5384% 7/25/37 (c)(g)	1,362,339	791,735
Class B1, 1.8184% 7/25/37 (c)(g)	368,097	27,423
Class B2, 2.4684% 7/25/37 (c)(g)	319,523	14,843
Class B3, 3.5684% 7/25/37 (c)(g)	358,990	9,812
Class M1, 0.5884% 7/25/37 (c)(g)	417,430	132,922
Class M2, 0.6284% 7/25/37 (c)(g)	217,822	51,503
Class M3, 0.7084% 7/25/37 (c)(g)	220,099	39,645
Class M4, 0.8684% 7/25/37 (c)(g)	458,414	67,117
Class M5, 0.9684% 7/25/37 (c)(g)	405,286	50,932
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2007-2A:
Class M6, 1.2184% 7/25/37 (c)(g)	$ 514,577	$ 51,711
Series 2007-3:
Class A2, 0.5084% 7/25/37 (c)(g)	682,273	419,713
Class B1, 1.1684% 7/25/37 (c)(g)	306,528	39,350
Class B2, 1.8184% 7/25/37 (c)(g)	880,033	80,264
Class B3, 4.2184% 7/25/37 (c)(g)	310,381	13,188
Class M1, 0.5284% 7/25/37 (c)(g)	271,302	107,464
Class M2, 0.5584% 7/25/37 (c)(g)	289,224	96,212
Class M3, 0.5884% 7/25/37 (c)(g)	466,591	128,404
Class M4, 0.7184% 7/25/37 (c)(g)	818,851	188,520
Class M5, 0.8184% 7/25/37 (c)(g)	372,654	73,929
Class M6, 1.0184% 7/25/37 (c)(g)	283,044	46,793
Series 2007-4A:
Class B1, 2.7684% 9/25/37 (c)(g)	212,048	3,181
Class B2, 3.6684% 9/25/37 (c)(g)	682,859	3,414
Class M1, 1.1684% 9/25/37 (c)(g)	203,111	24,373
Class M2, 1.2684% 9/25/37 (c)(g)	203,111	20,311
Class M4, 1.8184% 9/25/37 (c)(g)	653,205	39,192
Class M5, 1.9684% 9/25/37 (c)(g)	653,205	26,128
Class M6, 2.1684% 9/25/37 (c)(g)	656,455	16,411
Series 2004-1 Class IO, 1.25% 4/25/34 (c)(i)	3,505,921	132,524
Series 2007-5A Class IO, 3.047% 10/25/37 (c)(g)(i)	8,485,436	841,755
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8572% 3/15/19 (c)(g)	353,399	334,043
Class J, 1.0572% 3/15/19 (c)(g)	332,000	279,689
Series 2007-BBA8:
Class D, 0.4572% 3/15/22 (c)(g)	554,000	517,740
Class E, 0.5072% 3/15/22 (c)(g)	2,884,000	2,669,664
Class F, 0.5572% 3/15/22 (c)(g)	1,770,000	1,607,462
Class G, 0.6072% 3/15/22 (c)(g)	364,000	321,740
Class H, 0.7572% 3/15/22 (c)(g)	554,000	478,400
Class J, 0.9072% 3/15/22 (c)(g)	554,000	447,394
sequential payer:
2007-PW15 Class A4, 5.331% 2/11/44	10,000,000	10,278,680
Series 2003-PWR2 Class A3, 4.834% 5/11/39	273,625	275,821
Series 2004-PWR3 Class A3, 4.487% 2/11/41	619,546	632,871
Series 2007 PW17 Class A4, 5.694% 6/11/50	9,784,000	10,374,034
Series 2007-PW16 Class A4, 5.7154% 6/11/40 (g)	2,484,000	2,683,100
Series 2007-PW17 Class A1, 5.282% 6/11/50	498,912	505,550
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer: - continued
Series 2007-PW18:
Class A2, 5.613% 6/11/50	$ 605,000	$ 616,532
Class A4, 5.7% 6/11/50	20,000,000	21,242,940
Series 2007-T26 Class A1, 5.145% 1/12/45	247,733	249,253
Series 2003-PWR2 Class X2, 0.5275% 5/11/39 (c)(g)(i)	12,236,446	122
Series 2003-T12 Class X2, 0.4789% 8/13/39 (c)(g)(i)	20,009,476	9,665
Series 2006-PW13 Class A3, 5.518% 9/11/41	6,120,000	6,281,611
Series 2006-PW14 Class X2, 0.6524% 12/11/38 (c)(g)(i)	19,766,134	278,596
Series 2006-T22 Class A4, 5.5338% 4/12/38 (g)	217,000	240,819
Series 2007-PW16:
Class B, 5.7154% 6/11/40 (c)(g)	277,000	136,819
Class C, 5.7154% 6/11/40 (c)(g)	231,000	90,309
Class D, 5.7154% 6/11/40 (c)(g)	231,000	81,308
Series 2007-PW18 Class X2, 0.3152% 6/11/50 (c)(g)(i)	151,203,462	1,586,276
Series 2007-T28:
Class A1, 5.422% 9/11/42	18,907	18,945
Class X2, 0.1654% 9/11/42 (c)(g)(i)	74,495,119	495,020
C-BASS Trust floater Series 2006-SC1 Class A, 0.4884% 5/25/36 (c)(g)	641,677	454,565
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (c)	2,037,000	2,128,875
Class XCL, 2.2784% 5/15/35 (c)(g)(i)	11,613,928	217,399
Chase Commercial Mortgage Securities Corp. Series 2000-3 Class G 6.887% 10/15/32 (c)	2,702,608	2,696,952
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5202% 8/15/21 (c)(g)	619,000	610,334
Class G, 0.5402% 8/15/21 (c)(g)	462,000	448,140
Class H, 0.5802% 8/15/21 (c)(g)	368,000	338,560
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (c)	2,596,031	2,538,773
Series 2007-C6:
Class A1, 5.622% 12/10/49 (g)	4,893,727	4,885,413
Class A2, 5.6978% 12/10/49 (g)	2,250,000	2,287,800
Class A4, 5.6978% 12/10/49 (g)	6,296,000	6,792,685
Series 2007-FL3A Class A2, 0.3472% 4/15/22 (c)(g)	3,443,000	3,304,183
Commercial Mortgage Securities - continued
	Principal Amount	Value
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD3 Class A3, 5.607% 10/15/48	$ 6,300,000	$ 6,510,496
Series 2007-CD4:
Class A2A, 5.237% 12/11/49	2,883,109	2,887,120
Class A4, 5.322% 12/11/49	29,121,000	30,253,341
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,688,000	1,740,247
Class C, 5.476% 12/11/49	3,265,000	653,000
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8158% 5/15/46 (g)	1,734,000	1,844,295
Series 2006-C1 Class B, 5.359% 8/15/48	5,202,000	1,040,400
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4372% 4/15/17 (c)(g)	13,859,000	13,385,310
Class C, 0.4772% 4/15/17 (c)(g)	1,395,000	1,347,326
Class D, 0.5172% 4/15/17 (c)(g)	802,000	769,103
Class E, 0.5772% 4/15/17 (c)(g)	247,000	232,495
Class F, 0.6172% 4/15/17 (c)(g)	140,000	126,514
Class G, 0.7572% 4/15/17 (c)(g)	140,000	126,072
Class H, 0.8272% 4/15/17 (c)(g)	140,000	125,380
Class J, 1.0572% 4/15/17 (c)(g)	108,000	90,841
Series 2005-FL11:
Class C, 0.5072% 11/15/17 (c)(g)	1,323,234	1,257,072
Class D, 0.5472% 11/15/17 (c)(g)	68,839	64,708
Class E, 0.5972% 11/15/17 (c)(g)	244,095	227,008
Class F, 0.6572% 11/15/17 (c)(g)	151,645	137,997
Class G, 0.7072% 11/15/17 (c)(g)	105,420	93,296
Series 2006-CN2A:
Class A2FL, 0.4256% 2/5/19 (c)(g)	4,120,000	3,963,204
Class AJFL, 0.4656% 2/5/19 (g)	1,890,000	1,731,721
Series 2006-FL12 Class AJ, 0.3372% 12/15/20 (c)(g)	2,471,000	2,260,965
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (g)	17,118	17,155
Series 2006-C8:
Class A3, 5.31% 12/10/46	4,941,000	5,170,495
Class A4, 5.306% 12/10/46	9,370,000	9,960,647
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (c)	3,071,000	3,053,239
Class AJFX, 5.478% 2/5/19 (c)	8,710,000	8,773,796
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates: - continued
sequential payer: - continued
Series 2007-C9 Class A4, 5.8145% 12/10/49 (g)	$ 3,836,000	$ 4,197,980
Series 2006-C8 Class XP, 0.469% 12/10/46 (g)(i)	15,182,900	165,387
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	4,618,000	4,829,052
Series 2007-C2:
Class A2, 5.448% 1/15/49 (g)	9,501,384	9,538,724
Class A3, 5.542% 1/15/49 (g)	3,468,000	3,653,493
Series 2007-C3 Class A4, 5.702% 6/15/39 (g)	51,983,000	54,239,634
Series 2006-C4 Class AAB, 5.439% 9/15/39	9,704,453	9,948,879
Series 2006-C5 Class ASP, 0.6723% 12/15/39 (g)(i)	10,566,942	152,375
Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	19,378,000	20,456,076
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5572% 4/15/22 (c)(g)	6,186,000	4,453,920
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	1,734,000	1,734,182
Series 2002-CP5 Class A1, 4.106% 12/15/35	55,250	55,407
Series 2004-C1:
Class A3, 4.321% 1/15/37	176,321	177,231
Class A4, 4.75% 1/15/37	807,000	844,991
Series 2001-CK6 Class AX, 0.837% 8/15/36 (g)(i)	2,039,089	2,663
Series 2001-CKN5 Class AX, 1.9481% 9/15/34 (c)(g)(i)	3,484,890	1,084
Series 2006-C1 Class A3, 5.422% 2/15/39 (g)	6,429,803	6,741,539
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3572% 2/15/22 (c)(g)	656,000	570,720
Class C:
0.3772% 2/15/22 (c)(g)	1,521,000	1,292,850
0.4772% 2/15/22 (c)(g)	543,000	434,400
Class F, 0.5272% 2/15/22 (c)(g)	1,086,000	847,080
Series 2007-C1:
Class ASP, 0.406% 2/15/40 (g)(i)	27,085,393	253,573
Class B, 5.487% 2/15/40 (c)(g)	2,651,000	397,650
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	60,953	61,028
Class G, 6.936% 3/15/33 (c)	1,141,000	1,126,162
Commercial Mortgage Securities - continued
	Principal Amount	Value
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	$ 41,396,000	$ 43,109,298
Series 2001-1 Class X1, 1.1681% 5/15/33 (c)(g)(i)	2,667,560	15,956
Series 2007-C1 Class XP, 0.193% 12/10/49 (g)(i)	29,671,962	128,391
GMAC Commercial Mortgage Securities, Inc.:
Series 2004-C3 Class X2, 0.5803% 12/10/41 (g)(i)	12,229,967	20,877
Series 2005-C1 Class X2, 0.554% 5/10/43 (g)(i)	6,329,526	28,464
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3956% 11/5/21 (c)(g)	652,000	634,191
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	3,468,000	3,571,041
Series 2007-GG9 Class A4, 5.444% 3/10/39	16,142,000	17,054,265
Series 2005-GG3 Class XP, 0.6673% 8/10/42 (c)(g)(i)	22,137,591	76,308
Series 2006-GG7:
Class A3, 5.881% 7/10/38 (g)	4,571,000	4,798,654
Class A4, 5.881% 7/10/38 (g)	13,274,000	14,452,824
Series 2007-GG11 Class A1, 0.2902% 12/10/49 (c)(g)(i)	38,677,939	286,449
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.5751% 6/6/20 (c)(g)	393,042	362,243
Class F, 0.6451% 6/6/20 (c)(g)	681,000	620,750
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (c)(g)	1,781,000	1,710,765
Class D, 2.3636% 3/6/20 (c)(g)	7,692,000	7,388,765
Class F, 2.8433% 3/6/20 (c)(g)	146,000	140,581
Class G, 3.0177% 3/6/20 (c)(g)	74,000	71,517
Class H, 3.5846% 3/6/20 (c)(g)	446,000	433,589
Class J, 4.4568% 3/6/20 (c)(g)	639,000	625,652
sequential payer:
Series 2004-GG2 Class A4, 4.964% 8/10/38	531,568	532,064
Series 2005-GG4 Class A3, 4.607% 7/10/39	9,600,000	9,694,550
Series 2005-GG4 Class XP, 0.7109% 7/10/39 (c)(g)(i)	28,590,112	159,418
Series 2006-GG6:
Class A2, 5.506% 4/10/38	5,822,683	5,814,473
Class A3, 5.5802% 4/10/38 (g)	20,000,000	21,038,100
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8:
Class A2, 5.479% 11/10/39	$ 4,204,950	$ 4,202,153
Class A4, 5.56% 11/10/39 (g)	34,187,000	36,359,037
Series 2007-GG10:
Class A2, 5.778% 8/10/45	794,236	808,908
Class A4, 5.8001% 8/10/45 (g)	8,288,000	8,751,995
JP Morgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB14 Class A3B, 5.4764% 12/12/44 (g)	4,610,567	4,690,335
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	3,920,000	3,945,166
Class A3, 5.42% 1/15/49	12,612,000	13,356,020
Series 2005-CB13 Class E, 5.348% 1/12/43 (c)(g)	877,000	61,390
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (g)	331,000	62,875
Class CS, 5.466% 1/15/49 (g)	143,000	24,296
Class ES, 5.5379% 1/15/49 (c)(g)	896,000	62,643
JP Morgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (c)	206,774	206,382
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.3772% 11/15/18 (c)(g)	1,117,958	1,028,521
Class C, 0.4172% 11/15/18 (c)(g)	794,007	722,546
Class D, 0.4372% 11/15/18 (c)(g)	176,334	158,701
Class E, 0.4872% 11/15/18 (c)(g)	322,439	286,971
Class F, 0.5372% 11/15/18 (c)(g)	483,155	420,345
Class G, 0.5672% 11/15/18 (c)(g)	420,179	352,950
Class H, 0.7072% 11/15/18 (c)(g)	322,512	258,010
sequential payer:
Series 2006-LDP8 Class A4, 5.399% 5/15/45	2,725,000	2,962,598
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (g)	708,944	723,217
Class A3, 5.336% 5/15/47	10,293,000	10,749,752
Series 2007-CB18 Class A4, 5.44% 6/12/47	10,100,000	10,756,258
Series 2007-CB19 Class A4, 5.7415% 2/12/49 (g)	16,081,000	16,977,878
Series 2007-CB20 Class A4, 5.794% 2/12/51	43,296,000	46,459,466
Series 2007-LD11:
Class A2, 5.8019% 6/15/49 (g)	4,868,000	4,948,921
Class A4, 5.8169% 6/15/49 (g)	60,756,000	64,229,178
Series 2006-CB17 Class A3, 5.45% 12/12/43	494,000	498,979
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-CB19:
Class B, 5.7415% 2/12/49 (g)	$ 148,000	$ 65,739
Class C, 5.7415% 2/12/49 (g)	388,000	158,137
Class D, 5.7415% 2/12/49 (g)	407,000	138,310
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.9407% 7/15/44 (g)	1,403,000	1,496,347
Series 1998-C1 Class D, 6.98% 2/18/30	386,312	394,364
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	248,586	251,781
Series 2006-C6 Class A2, 5.262% 9/15/39 (g)	970,264	970,451
Series 2006-C7:
Class A2, 5.3% 11/15/38	1,601,710	1,609,386
Class A3, 5.347% 11/15/38	3,172,000	3,323,063
Series 2007-C1:
Class A1, 5.391% 2/15/40 (g)	35,594	35,656
Class A4, 5.424% 2/15/40	20,427,000	21,769,442
Series 2007-C2 Class A3, 5.43% 2/15/40	4,646,000	4,849,899
Series 2001-C3 Class B, 6.512% 6/15/36	604,037	604,370
Series 2001-C7 Class D, 6.514% 11/15/33	1,907,000	1,908,323
Series 2005-C3 Class XCP, 0.78% 7/15/40 (g)(i)	3,944,883	18,718
Series 2006-C6 Class XCP, 0.6735% 9/15/39 (g)(i)	7,990,689	105,869
Series 2007-C1 Class XCP, 0.472% 2/15/40 (g)(i)	2,977,759	29,876
Series 2007-C6 Class A4, 5.858% 7/15/40 (g)	3,957,000	4,212,531
Series 2007-C7:
Class A3, 5.866% 9/15/45	26,850,000	28,712,397
Class XCP, 0.2822% 9/15/45 (g)(i)	130,122,597	1,108,905
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4372% 9/15/21 (c)(g)	555,142	491,856
Class E, 0.4972% 9/15/21 (c)(g)	2,003,583	1,752,514
Class F, 0.5472% 9/15/21 (c)(g)	4,709,782	4,077,635
Class G, 0.5672% 9/15/21 (c)(g)	8,942,386	7,426,562
Class H, 0.6072% 9/15/21 (c)(g)	492,207	390,000
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	3,078,000	3,085,067
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-MKB2 Class A2, 4.806% 9/12/42	2,497,926	2,496,085
Series 2005-CKI1 Class A3, 5.2203% 11/12/37 (g)	1,359,055	1,375,271
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Trust: - continued
Series 2005-LC1 Class F, 5.3796% 1/12/44 (c)(g)	$ 1,509,000	$ 768,680
Series 2006-C1 Class A2, 5.6285% 5/12/39 (g)	1,685,168	1,720,742
Series 2007-C1:
Class A3, 5.8267% 6/12/50 (g)	7,212,000	7,630,209
Class A4, 5.8267% 6/12/50 (g)	6,564,000	6,963,111
Series 2008-C1 Class A4, 5.69% 2/12/51	3,701,000	3,988,583
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3058% 12/12/49 (g)	726,971	709,196
sequential payer:
Series 2006-1 CLass A3, 5.4804% 2/12/39 (g)	1,845,000	1,879,085
Series 2006-4 Class ASB, 5.133% 12/12/49 (g)	1,490,000	1,569,272
Series 2007-5:
Class A3, 5.364% 8/12/48	676,000	685,974
Class A4, 5.378% 8/12/48	44,314,000	45,426,370
Class B, 5.479% 8/12/48	5,202,000	2,110,191
Series 2007-6:
Class A1, 5.175% 3/12/51	22,998	23,039
Class A2, 5.331% 3/12/51	20,000,000	20,163,280
Class A4, 5.485% 3/12/51 (g)	24,350,000	25,555,155
Series 2007-7 Class A4, 5.7436% 6/12/50 (g)	6,069,000	6,543,171
Series 2007-8 Class A1, 4.622% 8/12/49	71,403	71,437
Series 2007-9:
Class A2, 5.59% 9/12/49	7,569,761	7,706,986
Class A4, 5.7% 9/12/49	185,000	192,536
Class ASB, 5.644% 9/12/49	12,500,000	13,094,700
Series 2006-4 Class XP, 0.6205% 12/12/49 (g)(i)	26,091,252	492,968
Series 2007-6 Class B, 5.635% 3/12/51 (g)	1,734,000	780,170
Series 2007-7 Class B, 5.7436% 6/12/50 (g)	1,295,000	343,570
Series 2007-8 Class A3, 5.9665% 8/12/49 (g)	1,496,000	1,589,512
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.407% 7/15/19 (c)(g)	291,739	175,043
Series 2007-XCLA Class A1, 0.408% 7/17/17 (c)(g)	532,245	484,343
Series 2007-XLFA:
Class C, 0.368% 10/15/20 (c)(g)	6,487,000	5,863,474
Class D, 0.398% 10/15/20 (c)(g)	4,105,000	3,668,639
Class E, 0.458% 10/15/20 (c)(g)	8,181,000	7,229,951
Class F, 0.508% 10/15/20 (c)(g)	9,173,000	7,663,576
Class G, 0.548% 10/15/20 (c)(g)	505,000	394,976
Class H, 0.638% 10/15/20 (c)(g)	318,000	230,240
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
floater: - continued
Series 2007-XLFA:
Class J, 0.788% 10/15/20 (c)(g)	$ 363,000	$ 217,969
Class MHRO, 0.898% 10/15/20 (c)(g)	474,271	398,388
Class MJPM, 1.208% 10/15/20 (c)(g)	17,455	15,709
Class NHRO, 1.098% 10/15/20 (c)(g)	721,754	577,403
sequential payer:
Series 2003-IQ5 Class X2, 0.9017% 4/15/38 (c)(g)(i)	4,591,212	46
Series 2005-IQ9 Class A3, 4.54% 7/15/56	2,408,281	2,428,677
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (g)	7,959,000	8,260,805
Series 2007-IQ13 Class A1, 5.05% 3/15/44	181,192	181,436
Series 2007-IQ16 Class A4, 5.809% 12/12/49	9,680,000	10,338,008
Series 2007-T25 Class A1, 5.391% 11/12/49	155,542	155,829
Series 2007-T27 Class A4, 5.6406% 6/11/42 (g)	3,492,000	3,878,404
Series 2003-IQ6 Class X2, 0.5881% 12/15/41 (c)(g)(i)	10,261,254	16,161
Series 2005-IQ9 Class X2, 1.0893% 7/15/56 (c)(g)(i)	15,434,319	73,900
Series 2006-HQ10 Class X2, 0.4923% 11/12/41 (c)(g)(i)	8,300,643	52,892
Series 2006-HQ8 Class A3, 5.4704% 3/12/44 (g)	1,021,581	1,027,618
Series 2006-IQ11:
Class A3, 5.694% 10/15/42 (g)	2,182,124	2,247,203
Class A4, 5.73% 10/15/42 (g)	520,000	571,020
Series 2006-T23 Class A3, 5.8184% 8/12/41 (g)	885,000	944,394
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (g)	2,601,000	2,701,882
Class AAB, 5.654% 4/15/49	4,940,000	5,237,912
Class B, 5.7233% 4/15/49 (g)	426,000	191,700
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (c)	3,124,674	3,352,462
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	121,568	121,956
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4072% 1/15/18 (c)(g)	1,041,000	999,393
Series 2006-WL7A:
Class E, 0.4902% 9/15/21 (c)(g)	1,481,000	1,314,546
Class F, 0.5502% 9/15/21 (c)(g)	1,532,000	1,346,071
Class G, 0.5702% 9/15/21 (c)(g)	1,452,000	1,218,815
Class J, 0.8072% 9/15/21 (c)(g)	323,000	231,452
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
floater: - continued
Series 2007-WHL8:
Class AP1, 0.9072% 6/15/20 (c)(g)	$ 93,624	$ 84,262
Class AP2, 1.0072% 6/15/20 (c)(g)	157,378	138,492
Class F, 0.6872% 6/15/20 (c)(g)	3,844,000	2,498,600
Class LXR1, 0.9072% 6/15/20 (c)(g)	212,473	169,979
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (c)	2,048,885	2,054,005
Series 2003-C8 Class A3, 4.445% 11/15/35	6,481,220	6,495,356
Series 2006-C27 Class A2, 5.624% 7/15/45	43,932	43,872
Series 2006-C29:
Class A3, 5.313% 11/15/48	4,606,000	4,887,482
Class A4, 5.308% 11/15/48	12,000,000	12,890,052
Series 2007-C30:
Class A3, 5.246% 12/15/43	1,489,000	1,508,841
Class A4, 5.305% 12/15/43	510,000	524,578
Class A5, 5.342% 12/15/43	33,890,000	35,279,829
Series 2007-C31 Class A4, 5.509% 4/15/47	15,531,309	16,548,920
Series 2007-C32:
Class A2, 5.7378% 6/15/49 (g)	1,874,057	1,892,614
Class A3, 5.7428% 6/15/49 (g)	28,312,000	29,782,752
Series 2003-C6 Class G, 5.125% 8/15/35 (c)(g)	824,000	810,190
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (c)(g)	1,333,000	1,336,333
Class 180B, 5.3979% 10/15/41 (c)(g)	607,000	607,000
Series 2005-C19 Class B, 4.892% 5/15/44	1,734,000	1,600,038
Series 2005-C22:
Class B, 5.3592% 12/15/44 (g)	3,845,000	2,925,611
Class F, 5.3592% 12/15/44 (c)(g)	2,892,000	1,283,128
Series 2007-C30:
Class C, 5.483% 12/15/43 (g)	5,202,000	2,575,307
Class D, 5.513% 12/15/43 (g)	2,774,000	1,093,780
Class XP, 0.4412% 12/15/43 (c)(g)(i)	18,527,003	187,049
Series 2007-C31 Class C, 5.6883% 4/15/47 (g)	4,147,000	1,974,179
Series 2007-C31A Class A2, 5.421% 4/15/47	14,633,849	15,226,550
Series 2007-C32:
Class D, 5.7428% 6/15/49 (g)	1,303,000	552,989
Class E, 5.7428% 6/15/49 (g)	2,054,000	647,419
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33:
Class A4, 5.8992% 2/15/51 (g)	$ 19,402,500	$ 20,591,660
Class A5, 5.8992% 2/15/51 (g)	12,818,000	13,797,680
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,065,577,307)		1,273,839,701
Municipal Securities - 0.3%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (g)	5,700,000	5,909,988
California Gen. Oblig.:
5.25% 4/1/14	9,500,000	10,319,185
7.5% 4/1/34	5,940,000	7,044,127
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	9,780,000	10,237,704
Series 2011, 5.665% 3/1/18	10,820,000	11,599,365
Series 2011, 5.877% 3/1/19	9,115,000	9,746,670
TOTAL MUNICIPAL SECURITIES (Cost $50,783,872)		54,857,039
Foreign Government and Government Agency Obligations - 0.1%

Chilean Republic 7.125% 1/11/12	2,128,000	2,174,816
United Mexican States 6.05% 1/11/40	14,700,000	16,831,500
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $17,057,472)		19,006,316
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $509,565)	528,000	559,405
Bank Notes - 0.0%

Wachovia Bank NA 6% 11/15/17 (Cost $6,913,967)	6,320,000	7,111,460
Fixed-Income Funds - 25.2%
	Shares	Value
Fidelity Mortgage Backed Securities Central Fund (h)	48,506,401	$ 5,244,512,062
Fidelity Specialized High Income Central Fund (h)	1,960,025	193,376,114
TOTAL FIXED-INCOME FUNDS (Cost $5,166,333,479)		5,437,888,176
Preferred Securities - 0.0%
	Principal Amount
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (d)(g) (Cost $838,114)	$ 1,468,000	1,252,577
Cash Equivalents - 8.7%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
0.06%, dated 8/31/11 due 9/1/11 (Collateralized by U.S. Government Obligations) # (j)	$ 79,131,132	79,131,000
0.07%, dated 8/31/11 due 9/1/11 (Collateralized by U.S. Government Obligations) #	1,806,177,393	1,806,174,000
TOTAL CASH EQUIVALENTS (Cost $1,885,305,000)		1,885,305,000
TOTAL INVESTMENT PORTFOLIO - 111.5% (Cost $22,686,308,274)		24,053,489,041
NET OTHER ASSETS (LIABILITIES) - (11.5)%		(2,475,038,851)
NET ASSETS - 100%		$ 21,578,450,190
Swap Agreements
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.2857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	$ 325,000,000	$ 2,874,983
Legend
(a) Non-income producing - Security is in default.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $821,880,431 or 3.8% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) A portion of the security is subject to a forward commitment to sell.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Includes investment made with cash collateral received from securities on loan.
(k) Security or a portion of the security is on loan at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$79,131,000 due 9/01/11 at 0.06%
Barclays Capital, Inc.	$ 79,131,000
$1,806,174,000 due 9/01/11 at 0.07%
Barclays Capital, Inc.	$ 430,134,205
HSBC Securities (USA), Inc.	644,064,131
ING Financial Markets LLC	7,403,517
Mizuho Securities USA, Inc.	724,572,147
$ 1,806,174,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 6,151,882
Fidelity Mortgage Backed Securities Central Fund	128,803,399
Fidelity Specialized High Income Central Fund	13,556,108
Total	$ 148,511,389
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 496,693,915	$ -	$ 493,317,907*	$ -	0.0%
Fidelity Mortgage Backed Securities Central Fund	2,690,638,106	2,417,361,259	-	5,244,512,062	40.8%
Fidelity Specialized High Income Central Fund	188,755,230	13,556,108	10,014,698	193,376,114	46.0%
Total	$ 3,376,087,251	$ 2,430,917,367	$ 503,332,605	$ 5,437,888,176
* Includes the value of shares redeemed through in-kind transactions. See Note 7 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 4,223,260,088	$ -	$ 4,223,260,088	$ -
U.S. Government and Government Agency Obligations	6,135,791,976	-	6,135,791,976	-
U.S. Government Agency - Mortgage Securities	4,402,996,772	-	4,402,996,772	-
Asset-Backed Securities	495,287,775	-	479,326,447	15,961,328
Collateralized Mortgage Obligations	116,332,756	-	112,633,422	3,699,334
Commercial Mortgage Securities	1,273,839,701	-	1,208,767,766	65,071,935
Municipal Securities	54,857,039	-	54,857,039	-
Foreign Government and Government Agency Obligations	19,006,316	-	19,006,316	-
Supranational Obligations	559,405	-	559,405	-
Bank Notes	7,111,460	-	7,111,460	-
Fixed-Income Funds	5,437,888,176	5,437,888,176	-	-
Preferred Securities	1,252,577	-	1,252,577	-
Cash Equivalents	1,885,305,000	-	1,885,305,000	-
Total Investments in Securities:	$ 24,053,489,041	$ 5,437,888,176	$ 18,530,868,268	$ 84,732,597
Derivative Instruments:
Assets
Swap Agreements	$ 2,874,983	$ -	$ 2,874,983	$ -
Other Financial Instruments:
Forward Commitment	$ 4,119,477	$ -	$ 4,119,477	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 72,787,535
Total Realized Gain (Loss)	4,847,563
Total Unrealized Gain (Loss)	7,934,819
Cost of Purchases	22,531,622
Proceeds of Sales	(14,519,345)
Amortization/Accretion	3,267,744
Transfers in to Level 3	17,973,602
Transfers out of Level 3	(30,090,943)
Ending Balance	$ 84,732,597
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ 8,910,388

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 7 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Swap Agreements (a)	$ 2,874,983	$ -
Total Value of Derivatives	$ 2,874,983	$ -
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011

Assets
Investment in securities, at value (including securities loaned of $77,232,480 and repurchase agreements of $1,885,305,000) - See accompanying schedule: Unaffiliated issuers (cost $17,519,974,795)	$ 18,615,600,865
Fidelity Central Funds (cost $5,166,333,479)	5,437,888,176
Total Investments (cost $22,686,308,274)		$ 24,053,489,041
Commitment to sell securities on a delayed delivery basis	(1,868,597,296)
Receivable for securities sold on a delayed delivery basis	1,872,716,773	4,119,477
Receivable for investments sold, regular delivery		296,344,185
Cash		2,082
Receivable for fund shares sold		341,223
Interest receivable		93,431,582
Distributions receivable from Fidelity Central Funds		14,624,445
Swap agreements, at value		2,874,983
Receivable from investment adviser for expense reductions		77,633
Other receivables		2,088
Total assets		24,465,306,739

Liabilities
Payable for investments purchased Regular delivery	$ 306,253,280
Delayed delivery	2,383,853,154
Payable for fund shares redeemed	109,713,990
Accrued management fee	6,385,616
Other affiliated payables	1,519,509
Collateral on securities loaned, at value	79,131,000
Total liabilities		2,886,856,549

Net Assets		$ 21,578,450,190
Net Assets consist of:
Paid in capital		$ 19,922,035,910
Undistributed net investment income		115,155,890
Accumulated undistributed net realized gain (loss) on investments		167,083,163
Net unrealized appreciation (depreciation) on investments		1,374,175,227
Net Assets		$ 21,578,450,190

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2011

Series Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($15,646,683,797 ÷ 1,322,410,201 shares)	$ 11.83

Class F: Net Asset Value, offering price and redemption price per share ($5,931,766,393 ÷ 501,166,200 shares)	$ 11.84

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2011

Investment Income
Dividends		$ 285,918
Interest		565,478,179
Income from Fidelity Central Funds		148,511,389
Total income		714,275,486

Expenses
Management fee	$ 67,865,524
Transfer agent fees	17,733,224
Independent trustees' compensation	68,760
Miscellaneous	61,338
Total expenses before reductions	85,728,846
Expense reductions	(2,482,741)	83,246,105
Net investment income (loss)		631,029,381
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	322,632,524
Fidelity Central Funds	13,178,888
Swap agreements	2,989,087
Total net realized gain (loss)		338,800,499
Change in net unrealized appreciation (depreciation) on: Investment securities	140,847,236
Swap agreements	(1,655,030)
Delayed delivery commitments	4,866,683
Total change in net unrealized appreciation (depreciation)		144,058,889
Net gain (loss)		482,859,388
Net increase (decrease) in net assets resulting from operations		$ 1,113,888,769

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2011	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 631,029,381	$ 554,244,962
Net realized gain (loss)	338,800,499	353,707,217
Change in net unrealized appreciation (depreciation)	144,058,889	629,494,142
Net increase (decrease) in net assets resulting from operations	1,113,888,769	1,537,446,321
Distributions to shareholders from net investment income	(597,695,984)	(534,029,234)
Distributions to shareholders from net realized gain	(464,316,023)	(146,409,587)
Total distributions	(1,062,012,007)	(680,438,821)
Share transactions - net increase (decrease)	5,258,487,798	3,528,208,062
Total increase (decrease) in net assets	5,310,364,560	4,385,215,562

Net Assets
Beginning of period	16,268,085,630	11,882,870,068
End of period (including undistributed net investment income of $115,155,890 and undistributed net investment income of $77,575,633, respectively)	$ 21,578,450,190	$ 16,268,085,630

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Series Investment Grade Bond

Years ended August 31,	2011	2010	2009G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.94	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.374	.432	.486
Net realized and unrealized gain (loss)	.206	.765	1.146
Total from investment operations	.580	1.197	1.632
Distributions from net investment income	(.357)	(.422)	(.332)
Distributions from net realized gain	(.333)	(.125)	(.010)
Total distributions	(.690)	(.547)	(.342)
Net asset value, end of period	$ 11.83	$ 11.94	$ 11.29
Total ReturnB,C	5.11%	10.90%	16.54%
Ratios to Average Net AssetsE,H
Expenses before reductions	.47%	.48%	.50%A
Expenses net of fee waivers, if any	.45%	.45%	.45%A
Expenses net of all reductions	.45%	.45%	.45%A
Net investment income (loss)	3.23%	3.75%	5.07%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,646,684	$ 14,060,678	$ 11,881,921
Portfolio turnover rateF	213%I	109%I	156%A,I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 8, 2008 (commencement of operations) to August 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended August 31,	2011	2010	2009G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.95	$ 11.30	$ 10.96
Income from Investment Operations
Net investment income (loss)D	.385	.442	.104
Net realized and unrealized gain (loss)	.207	.767	.323
Total from investment operations	.592	1.209	.427
Distributions from net investment income	(.369)	(.434)	(.087)
Distributions from net realized gain	(.333)	(.125)	-
Total distributions	(.702)	(.559)	(.087)
Net asset value, end of period	$ 11.84	$ 11.95	$ 11.30
Total ReturnB,C	5.22%	11.00%	3.91%
Ratios to Average Net AssetsE,H
Expenses before reductions	.35%	.35%	.35%A
Expenses net of fee waivers, if any	.35%	.35%	.35%A
Expenses net of all reductions	.35%	.35%	.35%A
Net investment income (loss)	3.33%	3.85%	5.63%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,931,766	$ 2,207,408	$ 949
Portfolio turnover rateF	213%I	109%I	156%A,I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to August 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2011

1. Organization.

Fidelity Series Investment Grade Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Investment Grade Bond and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. In September 2011 the Board of Trustees approved a change in the name of Fidelity Fixed-Income Trust to Fidelity Salem Street Trust effective October 14, 2011.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, redemptions in kind, partnerships (including allocations from Fidelity Central Funds) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,337,421,031
Gross unrealized depreciation	(32,445,401)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,304,975,630

Tax Cost	$ 22,748,513,411

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 170,517,281
Undistributed long-term capital gain	$ 174,775,400
Net unrealized appreciation (depreciation)	$ 1,311,121,600

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be August 31, 2012.

The tax character of distributions paid was as follows:

	August 31, 2011	August 31, 2010
Ordinary Income	$ 863,583,981	$ 674,582,438
Long-term Capital Gains	198,428,026	5,856,383
Total	$ 1,062,012,007	$ 680,438,821

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Annual Report

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Swap Agreements (a)	$ 2,989,087	$ (1,655,030)

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Annual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Swap Agreements - continued

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and in-kind transactions, aggregated $5,071,356,002 and $2,033,590,931, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as transfer agent and interest expense, including commitment fees.

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Investment Grade Bond. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets
Series Investment Grade Bond	$ 17,733,224.12

Exchange In-Kind. During the period, the Fund redeemed in-kind 4,549,728 shares of Fidelity Corporate Bond 1-10 Year Central Fund ("1-10 Year"), a Fidelity Central Fund in which the Fund invested, valued at $493,317,907 in exchange for cash and securities, including accrued interest. Realized gain (loss) of $13,097,467 on the Fund's redemption of 1-10 Year shares is included in the accompanying Statement of Operations as "Realized gain (loss) on Fidelity Central Funds." Because 1-10 Year was a partnership for federal income tax purposes, the redemption generally was tax free to the Fund.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $61,338 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or

Annual Report

Notes to Financial Statements - continued

9. Security Lending - continued

invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $549,602.

10. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Series Investment Grade Bond	.45%	$ 2,481,924

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $817.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2011	2010
From net investment income
Series Investment Grade Bond	$ 469,866,832	$ 502,064,508
Class F	127,829,152	31,964,726
Total	$ 597,695,984	$ 534,029,234
From net realized gain
Series Investment Grade Bond	$ 390,541,227	$ 144,072,070
Class F	73,774,796	2,337,517
Total	$ 464,316,023	$ 146,409,587

Annual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2011	2010	2011	2010
Series Investment Grade Bond
Shares sold	451,499,122	456,565,125	$ 5,183,502,338	$ 5,245,451,728
Reinvestment of distributions	74,139,940	56,145,905	860,408,059	646,136,578
Shares redeemed	(380,697,655)	(387,299,981)	(4,434,699,696)	(4,496,711,469)
Net increase (decrease)	144,941,407	125,411,049	$ 1,609,210,701	$ 1,394,876,837
Class F
Shares sold	358,410,253	202,455,008	$ 4,141,620,186	$ 2,340,966,037
Reinvestment of distributions	17,377,272	2,951,002	201,603,947	34,302,243
Shares redeemed	(59,415,711)	(20,695,650)	(693,947,036)	(241,937,055)
Net increase (decrease)	316,371,814	184,710,360	$ 3,649,277,097	$ 2,133,331,225

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust (formerly known as Fidelity Fixed-Income Trust) and the Shareholders of Fidelity Series Investment Grade Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Series Investment Grade Bond Fund (a fund of Fidelity Salem Street Trust) at August 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Series Investment Grade Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 19, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 424 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 for Fidelity Series Investment Grade Bond or 1-800-835-5092 for Class F.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Annual Report

Trustees and Officers - continued

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Series Investment Grade Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class F	10/17/2011	10/14/2011	$0.167
Fidelity Series Investment Grade Bond	10/17/2011	10/14/2011	$0.167

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2011, $228,871,105, or, if subsequently determined to be different, the net capital gain of such year.

A total of 17.45% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $400,322,408 of distributions paid during the period January 1, 2011 to August 31, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

LIG-ANN-1011
1.873109.102

Fidelity®
Short-Term Bond
Fund

Annual Report

August 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2011	Past 1 year	Past 5 years	Past 10 years
Fidelity® Short-Term Bond Fund	2.13%	2.46%	3.07%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Short-Term Bond Fund, a class of the fund, on August 31, 2001. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. 1-3 Year Government/Credit Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Against the backdrop of ultra-low interest rates and heightened volatility, U.S. taxable investment-grade bonds generated moderate gains for the year ending August 31, 2011, as evidenced by the 4.62% advance of the Barclays Capital® U.S. Aggregate Bond Index. Among the sectors that comprise the index, the best performers were on the riskier end of the spectrum, bolstered by improving economic data. Buoyed by a strong first half, commercial mortgage-backed securities (CMBS) fared best, gaining 5.94% amid continued modest improvement in commercial real estate fundamentals. Investment-grade corporate bonds rose 4.98%, due in large part to increased corporate profitability, high cash balances, reduced debt levels and improved credit conditions. Residential mortgage-backed securities also rose 4.98%, supported by a combination of slower-than-expected prepayments and strong demand from investors seeking higher-yielding alternatives to government bonds. Meanwhile, U.S. Treasury bonds gained 4.17%. After underperforming in the first half, when economic data was strong, Treasuries performed exceedingly well in the second half, when the economy weakened, sovereign debt woes in Europe worsened, Congress wrangled over raising the federal debt ceiling and Standard & Poor's downgraded the long-term sovereign credit rating of the United States. U.S. Government agency securities returned 3.04%.

Comments from Rob Galusza, Lead Portfolio Manager of Fidelity® Short-Term Bond Fund: For the year, the fund's Retail Class shares returned 2.13%, while the Barclays Capital® U.S. 1-3 Year Government/Credit Bond Index rose 1.74%. Sector selection was a plus versus the index, with our heavy emphasis on higher-yielding securities - including out-of-benchmark asset-backed and commercial mortgage-backed securities - proving effective, thanks largely to their strong gains early in the period. Additionally, a significant overweighting in investment-grade corporate securities was another positive, as was our positioning within the sector. Although we lost some ground by emphasizing financials, which lagged, we more than made up for it with good credit selection overall and overweightings in industrials and utilities. Yield-curve positioning - meaning how we invested across a range of maturities - also proved advantageous. Elsewhere, out-of-index exposure to agency-backed residential mortgage securities helped. Additionally, we had decent security selection among mortgages, helped by a focus on prepayment-resistant pass-throughs and collateralized mortgage obligations (CMOs), which offered attractive levels of income as well as price appreciation.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Short-Term Bond	.45%
Actual		$ 1,000.00	$ 1,014.20	$ 2.28
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Class F	.35%
Actual		$ 1,000.00	$ 1,015.90	$ 1.78
HypotheticalA		$ 1,000.00	$ 1,023.44	$ 1.79
A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2011	As of February 28, 2011
U.S. Government and U.S. Government Agency Obligations† 55.0%	U.S. Government and U.S. Government Agency Obligations† 57.4%
AAA 14.3%	AAA 11.9%
AA 9.9%	AA 9.3%
A 10.3%	A 8.1%
BBB 9.1%	BBB 8.9%
BB and Below 0.9%	BB and Below 0.8%
Not Rated 0.4%	Not Rated 0.6%
Short-Term Investments and Net Other Assets 0.1%	Short-Term Investments and Net Other Assets 3.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2011
6 months ago
Years	2.3	2.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2011
6 months ago
Years	1.8	1.8

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2011*	As of February 28, 2011**
Corporate Bonds 28.8%	Corporate Bonds 24.2%
U.S. Government and U.S. Government Agency Obligations† 55.0%	U.S. Government and U.S. Government Agency Obligations† 57.4%
Asset-Backed Securities 9.5%	Asset-Backed Securities 9.2%
CMOs and Other Mortgage Related Securities 5.5%	CMOs and Other Mortgage Related Securities 5.5%
Municipal Bonds 0.1%	Municipal Bonds 0.1%
Other Investments 1.0%	Other Investments 0.6%
Short-Term Investments and Net Other Assets 0.1%	Short-Term Investments and Net Other Assets 3.0%

* Foreign investments	8.6%	** Foreign investments	8.1%
* Futures and Swaps	0.0%	** Futures and Swaps	0.0%
† Includes FDIC Guaranteed Corporate Securities and NCUA Guaranteed Notes.

Annual Report

Investments August 31, 2011

Showing Percentage of Net Assets

Nonconvertible Bonds - 28.8%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 6,814	$ 7,545
Automobiles - 0.2%
Daimler Finance North America LLC 1.95% 3/28/14 (c)	16,316	16,515
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	5,340	5,687
Household Durables - 0.2%
Fortune Brands, Inc. 3% 6/1/12	15,820	16,029
Media - 0.9%
COX Communications, Inc. 7.125% 10/1/12	18,400	19,585
NBCUniversal Media LLC:
2.875% 4/1/16	8,800	9,012
3.65% 4/30/15	7,820	8,296
News America, Inc. 5.3% 12/15/14	9,474	10,475
Time Warner Cable, Inc. 5.4% 7/2/12	20,680	21,421
Time Warner, Inc. 3.15% 7/15/15	11,388	11,843
		80,632
Multiline Retail - 0.0%
Target Corp. 1.125% 7/18/14	4,126	4,155
Specialty Retail - 0.1%
Staples, Inc. 7.375% 10/1/12	6,373	6,790
Textiles, Apparel & Luxury Goods - 0.0%
VF Corp. 1.0545% 8/23/13 (h)	5,238	5,254
TOTAL CONSUMER DISCRETIONARY		142,607
CONSUMER STAPLES - 1.9%
Beverages - 0.8%
Anheuser-Busch InBev Worldwide, Inc.:
0.9765% 3/26/13 (h)	1,469	1,481
1.5% 7/14/14	12,500	12,667
2.5% 3/26/13	17,822	18,303
Coca-Cola Enterprises, Inc. 1.125% 11/12/13	8,628	8,647
Diageo Capital PLC 5.2% 1/30/13	2,405	2,552
Diageo Finance BV 5.5% 4/1/13	8,519	9,150
PepsiCo, Inc. 0.8% 8/25/14	16,105	16,080
The Coca-Cola Co. 3.625% 3/15/14	590	634
		69,514
Food & Staples Retailing - 0.1%
Wal-Mart Stores, Inc. 2.25% 7/8/15	9,508	9,912
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.5%
Cargill, Inc. 5.2% 1/22/13 (c)	$ 2,175	$ 2,302
General Mills, Inc. 1.55% 5/16/14	9,300	9,451
Kraft Foods, Inc.:
2.625% 5/8/13	27,534	28,157
5.625% 11/1/11	986	993
		40,903
Household Products - 0.2%
Procter & Gamble Co. 0.7% 8/15/14	18,080	18,120
Tobacco - 0.3%
Altria Group, Inc.:
4.125% 9/11/15	19,900	21,510
8.5% 11/10/13	8,000	9,176
		30,686
TOTAL CONSUMER STAPLES		169,135
ENERGY - 1.6%
Energy Equipment & Services - 0.0%
Weatherford International Ltd. 5.15% 3/15/13	401	422
Oil, Gas & Consumable Fuels - 1.6%
Cenovus Energy, Inc. 4.5% 9/15/14	11,287	12,259
EnCana Corp. 6.3% 11/1/11	936	944
Enterprise Products Operating LP:
4.6% 8/1/12	9,289	9,592
5.65% 4/1/13	8,773	9,314
7.625% 2/15/12	4,206	4,323
Gazstream SA 5.625% 7/22/13 (c)	3,443	3,537
Kaneb Pipe Line Operations Participation LP 7.75% 2/15/12	8,710	8,938
Marathon Petroleum Corp. 3.5% 3/1/16 (c)	7,520	7,848
NGPL PipeCo LLC 6.514% 12/15/12 (c)	6,699	6,931
Petrobras International Finance Co. Ltd. 3.875% 1/27/16	8,216	8,422
Plains All American Pipeline LP/PAA Finance Corp. 4.25% 9/1/12	9,200	9,490
Ras Laffan Liquefied Natural Gas Co. Ltd. III 4.5% 9/30/12 (c)	3,544	3,668
Rockies Express Pipeline LLC 6.25% 7/15/13 (c)	8,777	9,390
Shell International Finance BV 1.875% 3/25/13	14,810	15,112
Southeast Supply Header LLC 4.85% 8/15/14 (c)	10,282	11,044
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Spectra Energy Partners, LP 2.95% 6/15/16	$ 2,105	$ 2,165
Total Capital Canada Ltd. 1.625% 1/28/14	8,680	8,855
XTO Energy, Inc. 4.9% 2/1/14	8,743	9,611
		141,443
TOTAL ENERGY		141,865
FINANCIALS - 17.1%
Capital Markets - 2.2%
Goldman Sachs Group, Inc.:
3.625% 2/7/16	10,300	10,304
3.7% 8/1/15	7,094	7,167
4.75% 7/15/13	5,401	5,620
5.25% 10/15/13	26,483	27,606
HSBC Bank PLC 3.1% 5/24/16 (c)	8,670	8,809
Janus Capital Group, Inc. 5.875% 9/15/11 (b)	5,672	5,676
JPMorgan Chase & Co. 1.053% 1/24/14 (h)	23,000	22,865
Merrill Lynch & Co., Inc. 5.45% 7/15/14	4,605	4,743
Morgan Stanley:
2.875% 1/24/14	8,670	8,615
2.875% 7/28/14	10,008	9,885
4.2% 11/20/14	4,995	5,006
6% 5/13/14	12,430	13,049
Royal Bank of Scotland PLC 4.875% 8/25/14 (c)	16,500	16,889
State Street Corp. 4.3% 5/30/14	9,030	9,761
The Bank of New York Mellon Corp. 4.3% 5/15/14	12,445	13,459
UBS AG Stamford Branch:
1.2526% 1/28/14 (h)	6,500	6,461
2.25% 1/28/14	16,500	16,653
		192,568
Commercial Banks - 6.5%
ANZ Banking Group Ltd. 2.125% 1/10/14 (c)	8,540	8,638
Bank of Montreal:
0.7229% 4/29/14 (h)	8,000	8,004
2.125% 6/28/13	15,550	15,927
Bank of Nova Scotia 2.25% 1/22/13	24,370	24,896
Bank of Tokyo-Mitsubishi UFJ Ltd. 2.6% 1/22/13 (c)	13,006	13,244
Barclays Bank PLC 2.375% 1/13/14	22,100	21,826
Canadian Imperial Bank of Commerce 1.45% 9/13/13	13,791	13,873
Commonwealth Bank of Australia 2.125% 3/17/14 (c)	15,350	15,468
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Credit Suisse New York Branch 2.2% 1/14/14	$ 31,458	$ 31,563
Danske Bank A/S 1.299% 4/14/14 (c)(h)	12,690	12,689
DBS Bank Ltd. (Singapore) 0.5101% 5/16/17 (c)(h)	1,144	1,127
Fifth Third Bancorp 3.625% 1/25/16	4,799	4,863
Fifth Third Bank 0.4017% 5/17/13 (h)	6,500	6,359
ING Bank NV:
2% 10/18/13 (c)	5,000	4,928
2.65% 1/14/13 (c)	14,190	14,335
KeyBank NA 5.8% 7/1/14	9,435	10,306
Manufacturers & Traders Trust Co. 1.7458% 4/1/13 (h)	8,485	8,476
Marshall & Ilsley Bank 6.375% 9/1/11	9,120	9,120
Nordea Bank AB 1.75% 10/4/13 (c)	12,260	12,148
PNC Funding Corp.:
3% 5/19/14	8,490	8,866
3.625% 2/8/15	8,119	8,543
Rabobank (Netherlands) NV 1.85% 1/10/14	34,061	34,704
Regions Financial Corp. 4.875% 4/26/13	7,700	7,469
Royal Bank of Canada:
0.5498% 4/17/14 (h)	8,000	7,999
1.125% 1/15/14	17,298	17,399
Royal Bank of Scotland PLC 1.5% 3/30/12 (c)	17,050	17,168
Santander US Debt SA Unipersonal 2.485% 1/18/13 (c)	13,200	12,944
Sumitomo Mitsui Banking Corp. 1.95% 1/14/14 (c)	18,000	18,198
SunTrust Banks, Inc. 3.6% 4/15/16	7,229	7,257
Svenska Handelsbanken AB 2.875% 9/14/12 (c)	30,266	30,934
Toronto Dominion Bank 1.375% 7/14/14	22,000	22,285
U.S. Bancorp:
1.375% 9/13/13	15,939	16,041
4.2% 5/15/14	8,510	9,143
Union Bank NA 2.125% 12/16/13	21,794	21,877
Wachovia Bank NA 0.6372% 11/3/14 (h)	13,000	12,078
Wells Fargo & Co.:
3.625% 4/15/15	17,400	18,178
3.75% 10/1/14	12,527	13,321
4.375% 1/31/13	22,251	23,256
Westpac Banking Corp.:
0.9758% 3/31/14 (c)(h)	8,700	8,687
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Westpac Banking Corp.: - continued
1.85% 12/9/13	$ 10,339	$ 10,464
2.1% 8/2/13	3,181	3,235
		567,836
Consumer Finance - 3.0%
American Express Credit Corp. 1.0955% 6/24/14 (h)	21,521	21,226
American Honda Finance Corp.:
1.625% 9/20/13 (c)	8,190	8,259
2.375% 3/18/13 (c)	3,000	3,058
Capital One Financial Corp.:
2.125% 7/15/14	18,863	18,796
5.7% 9/15/11	11,765	11,779
7.375% 5/23/14	13,000	14,625
Caterpillar Financial Services Corp.:
1.375% 5/20/14	20,600	20,820
2% 4/5/13	5,668	5,788
General Electric Capital Corp.:
1.875% 9/16/13	36,209	36,549
2.1% 1/7/14	33,435	33,890
2.25% 11/9/15	4,902	4,928
2.8% 1/8/13	1,270	1,298
2.95% 5/9/16	1,460	1,472
3.5% 6/29/15	1,508	1,577
5.4% 9/20/13	42,756	45,955
Household Finance Corp. 6.375% 10/15/11	5,378	5,408
HSBC Finance Corp. 5.9% 6/19/12	6,125	6,341
John Deere Capital Corp.:
1.6% 3/3/14	8,550	8,686
1.875% 6/17/13	12,414	12,673
		263,128
Diversified Financial Services - 3.4%
BB&T Corp.:
2.05% 4/28/14	15,000	15,186
3.2% 3/15/16	5,000	5,101
BNP Paribas 2.125% 12/21/12	11,280	11,127
BP Capital Markets PLC:
0.8495% 3/11/14 (h)	8,500	8,489
3.125% 3/10/12	8,461	8,575
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.:
1.1758% 4/1/14 (h)	$ 8,500	$ 8,178
1.6961% 1/13/14 (h)	23,691	23,446
2.2862% 8/13/13 (h)	4,050	4,043
4.75% 5/19/15	8,020	8,360
5.125% 5/5/14	4,158	4,349
5.5% 4/11/13	6,500	6,772
6.375% 8/12/14	19,196	20,932
6.5% 8/19/13	9	10
Deutsche Bank AG London Branch 2.375% 1/11/13	29,670	29,678
Export Development Canada 1.5% 5/15/14	5,655	5,795
Iberbond 2004 PLC 4.826% 12/24/17 (k)	5,372	5,211
JPMorgan Chase & Co.:
3.4% 6/24/15	11,433	11,776
3.7% 1/20/15	34,170	35,582
MassMutual Global Funding II:
0.629% 1/14/14 (c)(h)	12,292	12,294
3.625% 7/16/12 (c)	4,300	4,400
Metlife Institutional Funding II 1.1458% 4/4/14 (c)(h)	8,000	8,006
New York Life Global Funding:
2.25% 12/14/12 (c)	6,570	6,687
5.25% 10/16/12 (c)	10,930	11,460
OAO Industry & Construction Bank 5.01% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (h)	1,425	1,402
Pricoa Global Funding I 5.45% 6/11/14 (c)	5,730	6,304
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	1,059	1,123
5.35% 4/15/12 (c)	628	639
5.5% 1/15/14 (c)	144	154
USAA Capital Corp. 3.5% 7/17/14 (c)	9,044	9,661
Volkswagen International Finance NV 1.875% 4/1/14 (c)	15,000	15,200
Whirlpool Corp. 8% 5/1/12	7,298	7,620
ZFS Finance USA Trust IV 5.875% 5/9/62 (c)(h)	500	470
		298,030
Insurance - 0.8%
Berkshire Hathaway Finance Corp. 1.5% 1/10/14	8,340	8,461
Berkshire Hathaway, Inc.:
0.9862% 8/15/14 (h)	10,000	10,028
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Berkshire Hathaway, Inc.: - continued
2.125% 2/11/13	$ 14,470	$ 14,721
Metropolitan Life Global Funding I:
2.5% 1/11/13 (c)	11,430	11,598
2.5% 9/29/15 (c)	5,000	5,074
2.875% 9/17/12 (c)	11,731	11,909
Prudential Financial, Inc. 3.625% 9/17/12	9,639	9,867
		71,658
Real Estate Investment Trusts - 0.2%
AvalonBay Communities, Inc.:
5.5% 1/15/12	570	579
6.125% 11/1/12	4,379	4,607
Developers Diversified Realty Corp. 5.375% 10/15/12	5,783	5,852
Duke Realty LP 4.625% 5/15/13	114	118
Equity One, Inc.:
5.375% 10/15/15	1,026	1,088
6.25% 12/15/14	8,778	9,427
Federal Realty Investment Trust 5.4% 12/1/13	150	160
		21,831
Real Estate Management & Development - 0.3%
ERP Operating LP:
5.2% 4/1/13	3,570	3,753
5.5% 10/1/12	117	122
Liberty Property LP 6.375% 8/15/12	7,473	7,768
Simon Property Group LP:
4.2% 2/1/15	2,715	2,895
5.3% 5/30/13	7,322	7,813
		22,351
Thrifts & Mortgage Finance - 0.7%
Bank of America Corp.:
1.7961% 7/11/14 (h)	17,000	16,241
3.7% 9/1/15	10,610	10,449
4.9% 5/1/13	23,620	24,186
U.S. Central Federal Credit Union 1.9% 10/19/12	9,870	10,054
		60,930
TOTAL FINANCIALS		1,498,332
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.1%
Express Scripts, Inc. 5.25% 6/15/12	$ 10,265	$ 10,592
Pharmaceuticals - 0.3%
Sanofi-Aventis 2.625% 3/29/16	8,904	9,266
Teva Pharmaceutical Finance III BV 1.7% 3/21/14	8,730	8,862
Wyeth 5.5% 2/1/14	4,108	4,548
		22,676
TOTAL HEALTH CARE		33,268
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (c)	7,300	7,887
6.4% 12/15/11 (c)	8,377	8,509
		16,396
Airlines - 0.0%
Continental Airlines, Inc. 6.795% 2/2/20	166	160
Commercial Services & Supplies - 0.2%
R.R. Donnelley & Sons Co. 5.625% 1/15/12	16,805	16,805
Industrial Conglomerates - 0.1%
Covidien International Finance SA:
1.875% 6/15/13	7,770	7,916
5.45% 10/15/12	3,003	3,159
		11,075
TOTAL INDUSTRIALS		44,436
INFORMATION TECHNOLOGY - 0.7%
Computers & Peripherals - 0.1%
Hewlett-Packard Co. 1.55% 5/30/14	7,041	7,065
IT Services - 0.2%
International Business Machines Corp. 1.95% 7/22/16	11,579	11,743
The Western Union Co. 0.832% 3/7/13 (h)	8,690	8,707
		20,450
Office Electronics - 0.4%
Xerox Corp.:
1.1101% 5/16/14 (h)	14,202	14,208
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - continued
Xerox Corp.: - continued
4.25% 2/15/15	$ 8,040	$ 8,651
5.5% 5/15/12	9,707	10,018
		32,877
TOTAL INFORMATION TECHNOLOGY		60,392
MATERIALS - 0.8%
Chemicals - 0.4%
Dow Chemical Co. 4.85% 8/15/12	32,658	33,856
Metals & Mining - 0.4%
Anglo American Capital PLC 2.15% 9/27/13 (c)	16,540	16,739
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	3,598	3,692
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (c)	3,300	3,504
Rio Tinto Finance (USA) Ltd. 8.95% 5/1/14	6,662	7,990
		31,925
TOTAL MATERIALS		65,781
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.8%
AT&T Broadband Corp. 8.375% 3/15/13	3,140	3,487
AT&T, Inc.:
2.5% 8/15/15	15,110	15,472
2.95% 5/15/16	8,570	8,887
4.95% 1/15/13	10,874	11,421
6.7% 11/15/13	2,385	2,654
Deutsche Telekom International Financial BV 3.125% 4/11/16 (c)	8,640	8,829
France Telecom SA 4.375% 7/8/14	12,631	13,507
Qwest Corp. 3.497% 6/15/13 (h)	23,280	23,105
SBC Communications, Inc. 5.1% 9/15/14	7,403	8,183
Telefonica Emisiones SAU 2.582% 4/26/13	19,310	19,044
Verizon Communications, Inc.:
1.95% 3/28/14	17,110	17,488
5.25% 4/15/13	6,850	7,319
Verizon New York, Inc. 6.875% 4/1/12	13,328	13,775
		153,171
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV 2.375% 9/8/16 (e)	$ 6,287	$ 6,236
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	14,442	15,879
Verizon Wireless Capital LLC:
5.25% 2/1/12	5,544	5,644
5.55% 2/1/14	21,940	24,125
Vodafone Group PLC 4.15% 6/10/14	3,995	4,311
		56,195
TOTAL TELECOMMUNICATION SERVICES		209,366
UTILITIES - 1.8%
Electric Utilities - 0.8%
Alabama Power Co. 4.85% 12/15/12	7,496	7,885
Commonwealth Edison Co. 1.625% 1/15/14	9,926	10,018
EDP Finance BV 5.375% 11/2/12 (c)	10,575	10,311
FirstEnergy Corp. 6.45% 11/15/11	11,495	11,610
FirstEnergy Solutions Corp. 4.8% 2/15/15	1,720	1,875
LG&E and KU Energy LLC 2.125% 11/15/15	5,651	5,597
Niagara Mohawk Power Corp. 3.553% 10/1/14 (c)	14,230	15,049
Pacific Gas & Electric Co. 6.25% 12/1/13	3,880	4,315
Progress Energy, Inc. 6.05% 3/15/14	3,658	4,074
Southern Co. 4.15% 5/15/14	1,976	2,115
		72,849
Independent Power Producers & Energy Traders - 0.2%
PSEG Power LLC 2.5% 4/15/13	12,986	13,180
Multi-Utilities - 0.8%
Dominion Resources, Inc.:
1.8% 3/15/14	3,163	3,192
1.95% 8/15/16	5,976	5,971
2.25% 9/1/15	13,949	14,316
6.3% 9/30/66 (h)	7,611	7,269
DTE Energy Co. 0.955% 6/3/13 (h)	14,492	14,515
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp. 5.75% 4/1/14	$ 4,180	$ 4,612
Sempra Energy 2% 3/15/14	17,216	17,504
		67,379
TOTAL UTILITIES		153,408
TOTAL NONCONVERTIBLE BONDS (Cost $2,485,897)		2,518,590
U.S. Government and Government Agency Obligations - 47.2%

U.S. Government Agency Obligations - 10.9%
Fannie Mae:
0.375% 12/28/12	63,570	63,675
0.5% 8/9/13	113,825	114,109
0.75% 2/26/13	74,012	74,506
0.75% 12/18/13	4,390	4,418
0.875% 8/28/14	244,214	246,646
1.125% 6/27/14	93,049	94,742
4.375% 9/15/12	55,723	58,093
4.625% 10/15/13	74,550	81,208
Freddie Mac:
0.75% 3/28/13	7,137	7,186
1% 7/30/14	64,928	65,832
1% 8/27/14	139,986	141,899
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		952,314
U.S. Treasury Obligations - 35.1%
U.S. Treasury Notes:
0.375% 6/30/13	394,140	395,433
0.5% 5/31/13	81,741	82,175
0.5% 8/15/14	289,272	290,765
0.625% 7/15/14	1,122,352	1,132,367
0.75% 5/31/12	61,275	61,572
0.75% 6/15/14	208,941	211,569
1.375% 2/15/13	212,187	215,851
1.75% 4/15/13 (f)	551,164	565,070
1.75% 7/31/15	20,581	21,494
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.375% 9/30/14	$ 23,131	$ 24,551
2.375% 10/31/14	63,074	67,011
TOTAL U.S. TREASURY OBLIGATIONS		3,067,858
Other Government Related - 1.2%
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (d)	22,590	22,992
1.875% 11/15/12 (FDIC Guaranteed) (d)	16,200	16,503
2.25% 12/10/12 (FDIC Guaranteed) (d)	16,520	16,920
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (d)	19,730	20,102
2.625% 12/28/12 (FDIC Guaranteed) (d)	17,600	18,138
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	12,000	12,198
TOTAL OTHER GOVERNMENT RELATED		106,853
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,082,175)		4,127,025
U.S. Government Agency - Mortgage Securities - 5.2%

Fannie Mae - 3.7%
1.918% 2/1/33 (h)	216	223
1.946% 7/1/35 (h)	98	101
1.975% 10/1/33 (h)	240	247
1.987% 3/1/35 (h)	182	189
2.032% 12/1/34 (h)	229	236
2.051% 10/1/33 (h)	123	128
2.145% 3/1/35 (h)	2,336	2,416
2.175% 3/1/35 (h)	41	43
2.271% 5/1/33 (h)	57	60
2.301% 7/1/34 (h)	123	128
2.303% 6/1/36 (h)	226	235
2.412% 10/1/35 (h)	445	459
2.457% 3/1/35 (h)	122	128
2.46% 5/1/35 (h)	3,014	3,164
2.494% 11/1/36 (h)	445	469
2.496% 12/1/33 (h)	1,493	1,568
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.504% 11/1/36 (h)	$ 3,383	$ 3,554
2.51% 2/1/35 (h)	3,153	3,313
2.519% 7/1/35 (h)	2,527	2,656
2.528% 7/1/35 (h)	980	1,027
2.539% 10/1/35 (h)	11,565	12,179
2.55% 10/1/33 (h)	331	349
2.551% 12/1/34 (h)	1,801	1,898
2.574% 11/1/34 (h)	1,607	1,675
2.663% 11/1/34 (h)	13,255	13,994
2.717% 8/1/35 (h)	2,165	2,264
2.769% 4/1/35 (h)	5,087	5,345
3% 7/1/21 to 9/1/21	110,091	114,999
3.019% 8/1/41 (h)	3,525	3,666
3.191% 1/1/40 (h)	5,986	6,276
3.237% 10/1/35 (h)	733	771
3.274% 1/1/40 (h)	14,320	15,023
3.275% 2/1/40 (h)	10,054	10,561
3.343% 1/1/40 (h)	8,438	8,872
3.467% 3/1/40 (h)	6,902	7,253
3.54% 12/1/39 (h)	1,650	1,735
3.559% 2/1/40 (h)	3,588	3,770
3.604% 3/1/40 (h)	6,761	7,143
3.66% 3/1/40 (h)	4,012	4,222
3.692% 5/1/40 (h)	3,825	4,025
3.701% 5/1/40 (h)	4,433	4,663
3.734% 1/1/40 (h)	3,530	3,716
3.764% 10/1/39 (h)	8,454	8,924
3.788% 6/1/40 (h)	3,909	4,110
4.5% 8/1/18 to 7/1/20	33,881	36,151
5.5% 10/1/17 to 1/1/20	9,720	10,576
6.5% 9/1/12 to 8/1/17	4,358	4,598
7% 10/1/12 to 11/1/18	916	990
7.5% 6/1/12 to 11/1/31	26	27
TOTAL FANNIE MAE		320,119
Freddie Mac - 1.5%
2.375% 4/1/35 (h)	3,701	3,885
2.499% 1/1/35 (h)	154	162
2.561% 11/1/35 (h)	1,615	1,692
2.561% 6/1/37 (h)	2,161	2,289
2.887% 8/1/36 (h)	1,237	1,292
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
2.942% 3/1/33 (h)	$ 37	$ 40
2.984% 8/1/41 (h)	7,200	7,487
2.995% 8/1/41 (h)	3,600	3,746
3% 8/1/21	21,390	22,456
3.075% 9/1/41 (h)	4,325	4,502
3.086% 8/1/34 (h)	847	883
3.213% 7/1/41 (h)	5,731	5,992
3.261% 10/1/35 (h)	344	367
3.52% 12/1/39 (h)	4,076	4,264
3.55% 4/1/40 (h)	4,307	4,522
3.58% 4/1/40 (h)	3,977	4,183
3.612% 2/1/40 (h)	9,164	9,633
3.8% 4/1/40 (h)	3,689	3,875
3.972% 3/1/40 (h)	3,903	4,133
4.5% 8/1/18 to 11/1/18	27,733	29,586
5% 4/1/20	11,918	12,863
8.5% 5/1/27 to 7/1/28	265	310
12% 11/1/19	7	7
TOTAL FREDDIE MAC		128,169
Ginnie Mae - 0.0%
7% 11/15/27 to 8/15/32	2,457	2,819
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $440,895)		451,107
Asset-Backed Securities - 9.5%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34 (AMBAC Insured)	2,049	1,543
Series 2005-1 Class M1, 0.6884% 4/25/35 (h)	968	640
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.9684% 3/25/34 (h)	3	3
Class M2, 1.8684% 3/25/34 (h)	115	86
Series 2005-HE2 Class M2, 0.6684% 4/25/35 (h)	94	91
Series 2006-OP1:
Class M1, 0.4984% 4/25/36 (h)	8,000	602
Class M4, 0.5884% 4/25/36 (h)	74	0*
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (h)	$ 352	$ 4
Ally Auto Receivables Trust:
Series 2009 B Class A3, 1.98% 10/15/13 (c)	10,855	10,930
Series 2009-A Class A3, 2.33% 6/17/13 (c)	2,113	2,129
Series 2010-1:
Class A3, 1.45% 5/15/14	1,268	1,274
Class A4, 2.3% 12/15/14	12,920	13,294
Series 2010-4 Class A3, 0.91% 11/17/14	11,420	11,438
Series 2010-5 Class A3, 1.11% 1/15/15	10,430	10,475
Series 2011-1 Class A3, 1.38% 1/15/15	9,980	10,073
Series 2011-2 Class A3, 1.18% 4/15/15	8,520	8,586
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (c)	2,980	3,065
Series 2011-1 Class A2, 2.15% 1/15/16	26,800	27,330
Series 2011-3 Class A2, 1.81% 5/15/16	6,240	6,309
AmeriCredit Automobile Receivable Trust Series 2011-3 Class A3, 1.17% 1/8/16	4,620	4,630
AmeriCredit Automobile Receivables Trust:
Series 2007-AX Class A4, 0.2451% 10/6/13 (XL Capital Assurance, Inc. Insured) (h)	8,858	8,795
Series 2007-CM Class A4B, 0.2851% 4/7/14 (National Public Finance Guarantee Corp. Insured) (h)	12,440	12,331
Series 2010-3 Class A2, 0.77% 12/9/13	5,471	5,472
Series 2010-4 Class A3, 1.27% 4/8/15	10,300	10,319
Series 2010-B Class A2, 1.18% 2/6/14 (Assured Guaranty Corp. Insured)	3,593	3,588
Series 2011-1 Class A3, 1.39% 9/8/15	6,060	6,091
Series 2011-2 Class A3, 1.61% 10/8/15	12,680	12,852
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 0.7684% 4/25/34 (h)	90	30
Series 2005-R2 Class M1, 0.6684% 4/25/35 (h)	1,390	1,212
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9673% 3/25/34 (h)	378	254
Series 2004-W7 Class M1, 0.7684% 5/25/34 (h)	227	164
Series 2006-W4 Class A2C, 0.3784% 5/25/36 (h)	911	231
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE2 Class M1, 0.5884% 3/25/36 (h)	44	1
Axon Financial Funding Ltd. 0.8458% 4/4/17 (a)(c)(h)	2,749	0
Bank of America Auto Trust:
Series 2009-1A:
Class A3, 2.67% 7/15/13 (c)	3,524	3,543
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Bank of America Auto Trust: - continued
Series 2009-1A: - continued
Class A4, 3.52% 6/15/16 (c)	$ 5,400	$ 5,537
Series 2009-2A Class A3, 2.13% 9/15/13 (c)	1,921	1,930
Series 2009-3A Class A3, 1.67% 12/15/13 (c)	6,184	6,212
Series 2010-2 Class A3, 1.31% 7/15/14	13,020	13,083
Bank One Issuance Trust Series 2003-A8, 0.4572% 5/16/16 (h)	9,000	9,026
BMW Vehicle Lease Trust:
Series 2010-1 Class A3, 0.82% 4/15/13	10,920	10,927
Series 2011-1 Class A3, 1.06% 2/20/14	12,450	12,499
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.2565% 12/25/24 (h)	984	859
C-BASS Trust Series 2006-CB7 Class A2, 0.2784% 10/25/36 (h)	5	5
Capital Auto Receivables Asset Trust Series 2007-1:
Class B, 5.15% 9/17/12	5,754	5,811
Class C, 5.38% 11/15/12	139	143
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	950	955
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14 (FGIC Insured)	9,191	9,319
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	4,100	4,389
Capital Trust Ltd. Series 2004-1:
Class A2, 0.663% 7/20/39 (c)(h)	191	137
Class B, 0.963% 7/20/39 (c)(h)	178	69
Class C, 1.313% 7/20/39 (c)(h)	229	9
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5184% 7/25/36 (h)	768	39
Series 2006-NC4 Class M1, 0.5184% 10/25/36 (h)	53	1
Series 2007-RFC1 Class A3, 0.3584% 12/25/36 (h)	1,214	346
Chase Issuance Trust:
Series 2007-A17 Class A, 5.12% 10/15/14	18,128	19,059
Series 2008-A4 Class A4, 4.65% 3/15/15	7,180	7,629
Series 2011-A1 Class A1, 0.3972% 3/16/15 (h)	20,170	20,170
Series 2011-A2 Class A2, 0.2972% 5/15/15 (h)	32,650	32,650
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	8,260	8,270
Citibank Credit Card Issuance Trust:
Series 2008-A5 Class A5, 4.85% 4/22/15	28,416	30,393
Series 2009-A5 Class A5, 2.25% 12/23/14	35,560	36,356
CitiFinancial Auto Issuance Trust Series 2009-1 Class A2, 1.83% 11/15/12 (c)	381	381
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.2784% 6/25/47 (h)	$ 10	$ 10
Series 2007-4 Class A1A, 0.3073% 9/25/37 (h)	94	89
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (c)	222	0
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 0.7184% 7/25/34 (h)	302	219
Series 2004-3 Class M4, 1.1884% 4/25/34 (h)	107	53
Series 2004-4 Class M2, 1.0134% 6/25/34 (h)	396	173
Series 2005-3 Class MV1, 0.6384% 8/25/35 (h)	384	372
Series 2005-AB1 Class A2, 0.4284% 8/25/35 (h)	32	32
Discover Card Master Trust Series 2011-A2 Class A2, 0.3965% 11/16/15 (h)	15,310	15,310
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.6401% 5/28/35 (h)	634	437
Class AB3, 0.5908% 5/28/35 (h)	273	179
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.3934% 8/25/34 (h)	196	112
Series 2006-2 Class M1, 0.5284% 7/25/36 (h)	6,145	143
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.91% 7/15/13 (c)	11,120	11,138
Ford Credit Auto Lease Trust 2011-A Series 2011-A Class A3, 1.03% 7/15/14	15,460	15,509
Ford Credit Auto Owner Trust:
Series 2007-A:
Class B, 5.6% 10/15/12	2,575	2,606
Class C, 5.8% 2/15/13	4,100	4,158
Series 2009-B Class A3, 2.79% 8/15/13	3,095	3,120
Series 2009-C Class A4, 4.43% 11/15/14	6,210	6,533
Series 2009-D Class A3, 2.17% 10/15/13	2,052	2,068
Series 2009-E Class A3, 1.51% 1/15/14	7,816	7,853
Series 2010-B Class A3, 0.98% 10/15/14	7,150	7,176
Series 2011-B Class A3, 0.84% 6/15/15	7,140	7,168
Ford Credit Floorplan Master Owner Trust:
Series 2010-1 Class A, 1.8572% 12/15/14 (c)(h)	5,880	5,971
Series 2010-5 Class A1, 1.5% 9/15/15	7,430	7,491
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	4	4
Series 2007-1:
Class A4, 5.03% 2/16/15	703	703
Class C, 5.43% 2/16/15	9,937	9,948
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.6434% 11/25/34 (h)	$ 410	$ 48
Class M5, 1.7184% 11/25/34 (h)	262	17
Series 2005-A:
Class M3, 0.7084% 1/25/35 (h)	639	252
Class M4, 0.8984% 1/25/35 (h)	245	63
Series 2006-A Class M1, 0.5184% 5/25/36 (h)	7,279	388
Series 2006-D Class M1, 0.4484% 11/25/36 (h)	41	1
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6918% 2/25/47 (c)(h)	1,714	1,011
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	2,050	1,632
GE Business Loan Trust:
Series 2003-1 Class A, 0.6372% 4/15/31 (c)(h)	160	150
Series 2006-2A:
Class A, 0.3872% 11/15/34 (c)(h)	226	187
Class B, 0.4872% 11/15/34 (c)(h)	82	53
Class C, 0.5872% 11/15/34 (c)(h)	136	67
Class D, 0.9572% 11/15/34 (c)(h)	52	12
GE Capital Credit Card Master Note Trust Series 2009-3 Class A, 2.54% 9/15/14	15,000	14,983
Goal Capital Funding Trust Series 2007-1 Class C1, 0.6465% 6/25/42 (h)	136	106
GSAMP Trust:
Series 2004-AR1 Class M1, 0.8684% 6/25/34 (h)	1,604	991
Series 2007-HE1 Class M1, 0.4684% 3/25/47 (h)	658	30
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.6184% 9/25/46 (c)(h)	2,110	907
Class C, 0.7684% 9/25/46 (c)(h)	9,428	1,508
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5384% 8/25/33 (h)	99	69
Series 2003-3 Class M1, 1.5084% 8/25/33 (h)	488	387
Series 2003-5 Class A2, 0.9184% 12/25/33 (h)	205	136
Series 2004-1 Class M2, 1.9184% 6/25/34 (h)	408	195
Series 2005-5 Class 2A2, 0.4684% 11/25/35 (h)	32	32
Series 2006-1 Class 2A3, 0.4434% 4/25/36 (h)	486	473
Honda Auto Receivables Owner Trust:
Series 2008-1 Class A4, 4.88% 9/18/14	2,789	2,794
Series 2009-3 Class A3, 2.31% 5/15/13	1,896	1,908
Series 2010-1 Class A4, 1.98% 5/23/16	2,870	2,924
Series 2010-2 Class A3, 1.34% 3/18/14	8,620	8,671
Series 2010-3 Class A3, 0.7% 4/21/14	16,600	16,608
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Honda Auto Receivables Owner Trust: - continued
Series 2011-1 Class A4, 1.8% 4/17/17	$ 4,540	$ 4,654
Series 2011-2 Class A3, 0.94% 3/18/15	11,080	11,123
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.503% 3/20/36 (h)	441	367
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4084% 1/25/37 (h)	902	305
Hyundai Auto Lease Securitization Trust Series 2011-A Class A3, 1.02% 8/15/14 (c)	9,680	9,680
Hyundai Auto Receivables Trust:
Series 2009-A:
Class A3, 2.03% 8/15/13	2,308	2,323
Class A4, 3.15% 3/15/16	1,490	1,546
Series 2011-A Class A3, 1.16% 4/15/15	5,780	5,830
John Deere Owner Trust:
Seires 2011-A Class A3, 1.29% 1/15/16	12,090	12,215
Series 2009-B Class A-3, 1.57% 10/15/13	4,605	4,621
JPMorgan Auto Receivables Trust Series 2006-A Class C, 5.61% 12/15/14 (c)	756	757
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5184% 7/25/36 (h)	49	2
Series 2007-CH1:
Class AV4, 0.3484% 11/25/36 (h)	903	713
Class MV1, 0.4484% 11/25/36 (h)	734	470
Series 2007-CH3 Class M1, 0.5184% 3/25/37 (h)	137	5
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.5765% 12/27/29 (h)	449	397
Series 2006-A Class 2C, 1.3965% 3/27/42 (h)	516	129
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)	137	137
Long Beach Mortgage Loan Trust:
Series 2004-2 Class M2, 1.2984% 6/25/34 (h)	60	42
Series 2006-6 Class 2A3, 0.3684% 7/25/36 (h)	10,105	3,831
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (c)	916	934
Series 2006-1A:
Class B, 5.827% 4/20/28 (c)	358	362
Class C, 6.125% 4/20/28 (c)	358	360
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4784% 10/25/36 (h)	326	15
Series 2007-HE1 Class M1, 0.5184% 5/25/37 (h)	528	18
Mercedes-Benz Auto Lease Trust Series 2011-1A Class A3 1.18% 11/15/13 (c)	17,060	17,136
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Mercedes-Benz Auto Receivables Trust:
Series 2009-1 Class A3, 1.67% 1/15/14	$ 3,616	$ 3,640
Series 2011-1 Class A3, 0.85% 3/16/15	10,480	10,516
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9684% 7/25/34 (h)	42	27
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1934% 7/25/34 (h)	122	84
Series 2006-FM1 Class A2B, 0.3284% 4/25/37 (h)	1,118	812
Series 2006-OPT1 Class A1A, 0.4784% 6/25/35 (h)	1,386	989
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5584% 8/25/34 (h)	367	253
Series 2005-NC1 Class M1, 0.6584% 1/25/35 (h)	269	172
Series 2005-NC2 Class B1, 1.3884% 3/25/35 (h)	280	36
Series 2006-NC4 Class A2D, 0.4584% 6/25/36 (h)	7,135	2,150
Series 2007-HE2 Class M1, 0.4684% 1/25/37 (h)	61	0*
National Collegiate Student Loan Trust:
Series 2004-2 Class A, 9.75% 10/27/14 (j)	4,449	405
Series 2006-3 Class A, 7.1% 1/25/12 (j)	20,168	403
Series 2006-4:
Class A1, 0.2484% 3/25/25 (h)	5	5
Class A, 6.35% 2/27/12 (j)	4,953	110
Class D, 1.3184% 5/25/32 (h)	398	1
Series 2007-1 Class A, 7.27% 4/25/12 (j)	380	15
Series 2007-2 Class A, 6.7% 7/25/12 (j)	323	17
New Century Home Equity Loan Trust Series 2005-D Class M2, 0.6884% 2/25/36 (h)	327	65
Nissan Auto Lease Trust:
Series 2009-B Class A3, 2.07% 1/15/15	1,446	1,447
Series 2010-A Class A2, 1.1% 3/15/13	612	612
Series 2010-B:
Class A3, 1.12% 12/15/13	9,585	9,627
Class A4, 1.27% 10/15/16	3,970	3,997
Series 2011-A Class A3, 1.04% 8/15/14	13,170	13,226
Nissan Auto Receivables Owner Trust:
Series 2010-A Class A4, 1.31% 9/15/16	5,520	5,577
Series 2011-A Class A3, 1.18% 2/16/15	7,200	7,265
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.0228% 10/30/45 (h)	4,318	4,066
Ocala Funding LLC:
Series 2005-1A Class A, 1.713% 3/20/10 (a)(c)(h)	381	0
Series 2006-1A Class A, 1.613% 3/20/11 (a)(c)(h)	792	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3084% 5/25/37 (h)	2	2
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Option One Mortgage Loan Trust: - continued
Series 2007-6 Class 2A1, 0.2784% 7/25/37 (h)	$ 7	$ 6
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4684% 9/25/34 (h)	3,309	1,935
Class M4, 1.6684% 9/25/34 (h)	460	189
Series 2005-WCH1:
Class M2, 0.7384% 1/25/36 (h)	944	855
Class M4, 1.0484% 1/25/36 (h)	994	501
Series 2005-WHQ2 Class M7, 1.4684% 5/25/35 (h)	1,178	8
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33 (AMBAC Insured)	776	716
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0184% 4/25/33 (h)	3	3
Santander Drive Auto Receivables Trust:
Series 2010-2 Class A2, 0.95% 8/15/13	10,838	10,843
Series 2010-3 Class A2, 0.93% 6/17/13	5,628	5,631
Series 2011-1, Class A2, 0.94% 2/18/14	9,690	9,684
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0134% 3/25/35 (h)	968	758
Securitized Asset Backed Receivables LLC Trust Series 2005-FR4 Class B3, 1.9384% 1/25/36 (h)	6	0*
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3363% 3/20/19 (FGIC Insured) (c)(h)	378	361
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 0.447% 6/15/21 (h)	7,419	7,204
Series 2004-A:
Class B, 0.827% 6/15/33 (h)	2,087	1,235
Class C, 1.197% 6/15/33 (h)	5,771	2,656
Series 2004-B Class C, 1.117% 9/15/33 (h)	8,600	4,641
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (c)	157	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9434% 9/25/34 (h)	46	24
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (c)	167	174
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0784% 9/25/34 (h)	386	260
Toyota Auto Receivables Owner Trust Series 2010-B Class M3, 1.04% 2/18/14	4,710	4,728
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8058% 4/6/42 (c)(h)	266	20
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
USAA Auto Owner Trust Series 2009-2 Class A3, 1.54% 2/18/14	$ 4,773	$ 4,796
Volkswagen Auto Lease Trust Series 2010-A:
Class A3, 0.99% 11/20/13	16,770	16,806
Class A4, 1.18% 10/20/15	970	975
Volkswagen Auto Loan Enhanced Trust Series 2011-1 Class A3, 1.22% 6/22/15	18,410	18,623
Wachovia Auto Owner Trust Series 2008-A Class A4B, 1.363% 3/20/14 (h)	6,134	6,168
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (c)	598	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (c)	5	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.053% 10/25/44 (c)(h)	5,586	3,128
World Omni Automobile Lease Securitization Trust Series 2011-A, Class A3, 1.49% 10/15/14	7,210	7,263
TOTAL ASSET-BACKED SECURITIES (Cost $881,819)		832,449
Collateralized Mortgage Obligations - 4.1%

Private Sponsor - 1.6%
Ally Auto Receivables Trust sequential payer Series 2011-3 Class A3, 0.97% 8/17/15	10,980	11,029
Arran Residential Mortgages Funding PLC floater Series 2011-1A Clasee A1C, 1.5372% 11/19/47 (c)(h)	14,604	14,583
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (c)	2,965	3,016
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 5.0551% 5/20/36 (h)	2,291	2,316
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4172% 3/15/22 (c)(h)	112	112
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.9045% 1/25/34 (h)	288	254
Series 2004-1 Class 2A2, 3.2303% 10/25/34 (h)	200	171
Series 2004-A Class 2A2, 2.8478% 2/25/34 (h)	55	47
Series 2004-B:
Class 1A1, 2.7465% 3/25/34 (h)	58	50
Class 2A2, 2.8677% 3/25/34 (h)	178	159
Series 2004-D Class 2A2, 2.8857% 5/25/34 (h)	406	355
Series 2004-G Class 2A7, 2.9352% 8/25/34 (h)	377	321
Series 2004-H Class 2A1, 3.1632% 9/25/34 (h)	329	277
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4258% 10/12/41 (c)(h)(j)	$ 882	$ 8
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (c)	2,020	0
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.7846% 11/25/34 (h)	27	24
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4373% 8/27/47 (c)(h)	8,150	8,146
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (c)	5,025	4,993
Gracechurch Mortgage Financing PLC floater:
Series 2006-1 Class D2, 0.7678% 11/20/56 (c)(h)	1,751	1,739
Series 2007-1A Class 3A1, 0.3778% 11/20/56 (c)(h)	6,269	6,222
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.313% 12/20/54 (h)	49	22
Series 2006-1A Class C2, 1.413% 12/20/54 (c)(h)	4,170	1,949
Series 2006-2:
Class C1, 1.153% 12/20/54 (h)	15,090	7,055
Class M2, 0.673% 12/20/54 (h)	3,000	1,920
Series 2006-3 Class C2, 0.713% 12/20/54 (h)	6,611	3,091
Series 2006-4:
Class B1, 0.303% 12/20/54 (h)	13,366	10,593
Class C1, 0.593% 12/20/54 (h)	8,172	3,820
Class M1, 0.383% 12/20/54 (h)	3,521	2,253
Series 2007-1:
Class 1C1, 0.813% 12/20/54 (h)	1,340	626
Class 1M1, 0.513% 12/20/54 (h)	881	564
Class 2C1, 1.173% 12/20/54 (h)	610	285
Class 2M1, 0.713% 12/20/54 (h)	1,132	724
Series 2007-2 Class 2C1, 0.6402% 12/17/54 (h)	1,568	733
Granite Mortgages Series 2003-2 Class 1A3, 0.7513% 7/20/43 (h)	5,629	5,374
Granite Mortgages PLC floater:
Series 2003-3:
Class 1A3, 0.6513% 1/20/44 (h)	183	175
Class 1C, 2.7013% 1/20/44 (h)	2,644	1,799
Series 2004-1 Class 2A1, 0.5665% 3/20/44 (h)	8,735	8,294
Series 2004-3 Class 2A1, 0.3865% 9/20/44 (h)	1,045	995
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4284% 5/25/47 (h)	$ 606	$ 390
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3884% 2/25/37 (h)	983	659
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.377% 6/15/22 (c)(h)	151	147
Class C, 0.397% 6/15/22 (c)(h)	926	865
Class D, 0.407% 6/15/22 (c)(h)	356	331
Class E, 0.417% 6/15/22 (c)(h)	570	524
Class F, 0.447% 6/15/22 (c)(h)	984	895
Class G, 0.517% 6/15/22 (c)(h)	214	190
Class H, 0.537% 6/15/22 (c)(h)	428	372
Class J, 0.577% 6/15/22 (c)(h)	499	430
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5184% 3/25/37 (h)	1,778	78
Permanent Master Issuer PLC floater Series 2007-1 Class 4A, 0.3293% 10/15/33 (h)	19,130	19,056
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5558% 7/10/35 (c)(h)	678	532
Class B6, 3.0558% 7/10/35 (c)(h)	80	59
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	193	204
Series 2004-SL3 Class A1, 7% 8/25/16	12	12
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6684% 6/25/33 (c)(h)	174	159
Sasco Net Interest Margin Trust Series 2006-BC1A Class A, 6.25% 3/27/36 (c)	1,466	0
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.275% 7/20/34 (h)	25	17
Structured Asset Securities Corp. Series 2004-21XS Class 2A3, 4.32% 12/25/34	3,618	3,560
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.3873% 9/25/36 (h)	2,204	1,589
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR2 Class 2A2, 2.7427% 3/25/35 (h)	621	541
Series 2005-AR3 Class 2A1, 2.7804% 3/25/35 (h)	734	648
TOTAL PRIVATE SPONSOR		135,352
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 2.5%
Fannie Mae:
planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	$ 772	$ 786
Series 2006-53 Class WB, 6% 12/25/31	5,992	6,087
Series 2006-64 Class PA, 5.5% 2/25/30	1,387	1,385
sequential payer Series 2009-31 Class A, 4% 2/25/24	4,187	4,436
Series 2010-123 Class DL, 3.5% 11/25/25	6,201	6,489
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2008-76 Class EF, 0.7184% 9/25/23 (h)	2,285	2,289
Series 2010-86 Class FE, 0.6684% 8/25/25 (h)	10,329	10,359
planned amortization class Series 2006-54 Class PE, 6% 2/25/33	3,437	3,687
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	1,888	2,106
Series 2002-56 Class MC, 5.5% 9/25/17	1,056	1,139
Series 2003-129 Class GF, 0.6184% 4/25/30 (h)	816	817
Series 2003-76 Class BA, 4.5% 3/25/18	4,219	4,439
Series 2011-16 Class FB, 0.3684% 3/25/31 (h)	23,908	23,829
Series 2010-143 Class B, 3.5% 12/25/25	9,628	10,086
Freddie Mac Multi-class participation certificates guaranteed:
floater Series 3346 Class FA, 0.4372% 2/15/19 (h)	20,724	20,755
planned amortization class:
Series 2382 Class MB, 6% 11/15/16	2,094	2,266
Series 2394 Class KD, 6% 12/15/16	1,139	1,230
Series 2417 Class EH, 6% 2/15/17	664	719
Series 2535 Class PC, 6% 9/15/32	1,995	2,134
Series 2770 Class UD, 4.5% 5/15/17	5,978	6,109
Series 2866 Class XE, 4% 12/15/18	8,224	8,574
Series 2901 Class UM, 4.5% 1/15/30	5,419	5,527
Series 3792, 0.6072% 11/15/40 (h)	24,940	25,028
sequential payer:
Series 2609 Class UJ, 6% 2/15/17	723	741
Series 2635 Class DG, 4.5% 1/15/18	4,571	4,767
Series 2915 Class DC, 4.5% 3/15/19	4,312	4,450
Series 2970 Class YA, 5% 9/15/18	685	696
Series 3427 Class FX, 0.3572% 8/15/18 (h)	2,542	2,540
Series 3555:
Class CM, 4% 12/15/14	19,702	20,201
Class KH, 4% 12/15/14	21,251	21,882
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 3560 Class LA, 2% 8/15/14	$ 4,891	$ 4,936
Series 3573 Class LC, 1.85% 8/15/14	8,356	8,438
TOTAL U.S. GOVERNMENT AGENCY		218,927
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $362,749)		354,279
Commercial Mortgage Securities - 4.0%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.3868% 2/14/43 (h)(j)	15,003	263
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2007-1 Class A2, 5.381% 1/15/49	2,257	2,262
Series 2004-6 Class XP, 0.4113% 12/10/42 (h)(j)	20,304	26
Series 2005-4 Class XP, 0.1878% 7/10/45 (h)(j)	41,490	92
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.6772% 3/15/22 (c)(h)	415	373
Class G, 0.7372% 3/15/22 (c)(h)	2,159	1,921
Class H, 0.9872% 3/15/22 (c)(h)	3,540	3,080
Series 2006-BIX1:
Class F, 0.5172% 10/15/19 (c)(h)	1,104	1,035
Class G, 0.5372% 10/15/19 (c)(h)	1,645	1,460
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0684% 12/25/33 (c)(h)	48	34
Series 2004-1:
Class A, 0.5784% 4/25/34 (c)(h)	2,194	1,836
Class B, 2.1184% 4/25/34 (c)(h)	233	132
Class M1, 0.7784% 4/25/34 (c)(h)	199	142
Class M2, 1.4184% 4/25/34 (c)(h)	174	120
Series 2004-2:
Class A, 0.6484% 8/25/34 (c)(h)	1,681	1,373
Class M1, 0.7984% 8/25/34 (c)(h)	561	408
Series 2004-3:
Class A1, 0.5884% 1/25/35 (c)(h)	3,040	2,376
Class A2, 0.6384% 1/25/35 (c)(h)	431	342
Class M1, 0.7184% 1/25/35 (c)(h)	214	149
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2004-3:
Class M2, 1.2184% 1/25/35 (c)(h)	$ 121	$ 81
Series 2005-2A:
Class A1, 0.5284% 8/25/35 (c)(h)	826	646
Class M1, 0.6484% 8/25/35 (c)(h)	57	33
Class M2, 0.6984% 8/25/35 (c)(h)	94	51
Class M3, 0.7184% 8/25/35 (c)(h)	52	28
Class M4, 0.8284% 8/25/35 (c)(h)	48	24
Series 2005-3A:
Class A1, 0.5384% 11/25/35 (c)(h)	429	324
Class A2, 0.6184% 11/25/35 (c)(h)	298	227
Class M1, 0.6584% 11/25/35 (c)(h)	51	31
Class M2, 0.7084% 11/25/35 (c)(h)	64	37
Class M3, 0.7284% 11/25/35 (c)(h)	58	32
Class M4, 0.8184% 11/25/35 (c)(h)	72	35
Series 2005-4A:
Class A2, 0.6084% 1/25/36 (c)(h)	4,085	3,034
Class B1, 1.6184% 1/25/36 (c)(h)	320	63
Class M1, 0.6684% 1/25/36 (c)(h)	1,304	773
Class M2, 0.6884% 1/25/36 (c)(h)	424	224
Class M3, 0.7184% 1/25/36 (c)(h)	562	276
Class M4, 0.8284% 1/25/36 (c)(h)	312	140
Class M5, 0.8684% 1/25/36 (c)(h)	312	119
Class M6, 0.9184% 1/25/36 (c)(h)	317	96
Series 2006-1:
Class A2, 0.5784% 4/25/36 (c)(h)	1,345	1,002
Class M1, 0.5984% 4/25/36 (c)(h)	418	246
Class M2, 0.6184% 4/25/36 (c)(h)	442	243
Class M3, 0.6384% 4/25/36 (c)(h)	380	195
Class M4, 0.7384% 4/25/36 (c)(h)	216	101
Class M5, 0.7784% 4/25/36 (c)(h)	208	87
Class M6, 0.8584% 4/25/36 (c)(h)	453	169
Series 2006-2A:
Class A1, 0.4484% 7/25/36 (c)(h)	1,497	1,118
Class A2, 0.4984% 7/25/36 (c)(h)	1,109	814
Class B1, 1.0884% 7/25/36 (c)(h)	401	135
Class B3, 2.9184% 7/25/36 (c)(h)	662	188
Class M1, 0.5284% 7/25/36 (c)(h)	1,164	697
Class M2, 0.5484% 7/25/36 (c)(h)	819	448
Class M3, 0.5684% 7/25/36 (c)(h)	648	349
Class M4, 0.6384% 7/25/36 (c)(h)	435	225
Class M5, 0.6884% 7/25/36 (c)(h)	536	269
Class M6, 0.7584% 7/25/36 (c)(h)	842	321
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-3A:
Class B1, 1.0184% 10/25/36 (c)(h)	$ 95	$ 8
Class B2, 1.5684% 10/25/36 (c)(h)	69	3
Class B3, 2.8184% 10/25/36 (c)(h)	24	0*
Class M4, 0.6484% 10/25/36 (c)(h)	105	27
Class M5, 0.6984% 10/25/36 (c)(h)	126	25
Class M6, 0.7784% 10/25/36 (c)(h)	246	37
Series 2006-4A:
Class A1, 0.4484% 12/25/36 (c)(h)	485	344
Class A2, 0.4884% 12/25/36 (c)(h)	2,199	1,495
Class B1, 0.9184% 12/25/36 (c)(h)	76	10
Class B2, 1.4684% 12/25/36 (c)(h)	78	8
Class B3, 2.6684% 12/25/36 (c)(h)	132	8
Class M1, 0.5084% 12/25/36 (c)(h)	158	65
Class M2, 0.5284% 12/25/36 (c)(h)	105	39
Class M3, 0.5584% 12/25/36 (c)(h)	107	36
Class M4, 0.6184% 12/25/36 (c)(h)	128	36
Class M5, 0.6584% 12/25/36 (c)(h)	118	26
Class M6, 0.7384% 12/25/36 (c)(h)	105	19
Series 2007-1:
Class A2, 0.4884% 3/25/37 (c)(h)	2,269	1,475
Class B1, 0.8884% 3/25/37 (c)(h)	728	87
Class B2, 1.3684% 3/25/37 (c)(h)	525	52
Class B3, 3.5684% 3/25/37 (c)(h)	828	37
Class M1, 0.4884% 3/25/37 (c)(h)	616	228
Class M2, 0.5084% 3/25/37 (c)(h)	463	139
Class M3, 0.5384% 3/25/37 (c)(h)	411	111
Class M4, 0.5884% 3/25/37 (c)(h)	316	76
Class M5, 0.6384% 3/25/37 (c)(h)	516	98
Class M6, 0.7184% 3/25/37 (c)(h)	721	115
Series 2007-2A:
Class A1, 0.4884% 7/25/37 (c)(h)	390	270
Class A2, 0.5384% 7/25/37 (c)(h)	366	213
Class B1, 1.8184% 7/25/37 (c)(h)	114	8
Class B2, 2.4684% 7/25/37 (c)(h)	99	5
Class B3, 3.5684% 7/25/37 (c)(h)	111	3
Class M1, 0.5884% 7/25/37 (c)(h)	130	41
Class M2, 0.6284% 7/25/37 (c)(h)	72	17
Class M3, 0.7084% 7/25/37 (c)(h)	73	13
Class M4, 0.8684% 7/25/37 (c)(h)	142	21
Class M5, 0.9684% 7/25/37 (c)(h)	125	16
Class M6, 1.2184% 7/25/37 (c)(h)	159	16
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class A2, 0.5084% 7/25/37 (c)(h)	$ 563	$ 346
Class B1, 1.1684% 7/25/37 (c)(h)	491	63
Class B2, 1.8184% 7/25/37 (c)(h)	1,265	115
Class B3, 4.2184% 7/25/37 (c)(h)	493	21
Class M1, 0.5284% 7/25/37 (c)(h)	424	168
Class M2, 0.5584% 7/25/37 (c)(h)	455	151
Class M3, 0.5884% 7/25/37 (c)(h)	738	203
Class M4, 0.7184% 7/25/37 (c)(h)	1,158	267
Class M5, 0.8184% 7/25/37 (c)(h)	587	116
Class M6, 1.0184% 7/25/37 (c)(h)	447	74
Series 2007-4A:
Class A2, 0.7684% 9/25/37 (c)(h)	4,517	1,898
Class B1, 2.7684% 9/25/37 (c)(h)	763	11
Class B2, 3.6684% 9/25/37 (c)(h)	2,012	10
Class M1, 1.1684% 9/25/37 (c)(h)	712	85
Class M2, 1.2684% 9/25/37 (c)(h)	712	71
Class M4, 1.8184% 9/25/37 (c)(h)	1,871	112
Class M5, 1.9684% 9/25/37 (c)(h)	1,871	75
Class M6, 2.1684% 9/25/37 (c)(h)	1,872	47
Series 2004-1 Class IO, 1.25% 4/25/34 (c)(j)	15,795	597
Series 2006-2A Class IO, 3.1745% 7/25/36 (b)(c)(j)	42,915	1,824
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AAB, 5.4525% 3/11/39 (h)	6,979	7,308
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8572% 3/15/19 (c)(h)	292	276
Class J, 1.0572% 3/15/19 (c)(h)	274	231
Series 2007-BBA8:
Class D, 0.4572% 3/15/22 (c)(h)	303	283
Class E, 0.5072% 3/15/22 (c)(h)	1,576	1,459
Class F, 0.5572% 3/15/22 (c)(h)	967	878
Class G, 0.6072% 3/15/22 (c)(h)	248	219
Class H, 0.7572% 3/15/22 (c)(h)	303	262
Class J, 0.9072% 3/15/22 (c)(h)	303	245
sequential payer:
Series 2006-PW12 Class A2, 5.688% 9/11/38	51	51
Series 2007-PW17:
Class A1, 5.282% 6/11/50	3,278	3,321
Class A2, 5.574% 6/11/50	3,020	3,061
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2003-PWR2 Class X2, 0.5275% 5/11/39 (c)(h)(j)	$ 55,343	$ 1
Series 2004-PWR6 Class X2, 0.6141% 11/11/41 (h)(j)	17,880	151
Series 2005-PWR9 Class X2, 0.3622% 9/11/42 (c)(h)(j)	112,943	838
Series 2006-PW13 Class A1, 5.294% 9/11/41	923	922
Series 2007-T28 Class A1, 5.422% 9/11/42	209	210
C-BASS Trust floater Series 2006-SC1 Class A, 0.4884% 5/25/36 (c)(h)	4,881	3,458
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 2.2784% 5/15/35 (c)(h)(j)	58,303	1,091
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5402% 8/15/21 (c)(h)	323	313
Class H, 0.5802% 8/15/21 (c)(h)	258	238
Series 2004-C2 Class XP, 0.9151% 10/15/41 (c)(h)(j)	21,713	53
Series 2007-C6 Class A1, 5.622% 12/10/49 (h)	130	130
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A2A, 5.237% 12/11/49	1,605	1,607
Series 2006-CD3 Class X3, 0.43% 10/15/48 (h)(j)	239,107	2,460
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2 Class A2, 5.334% 4/15/47	10,604	10,736
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4372% 4/15/17 (c)(h)	3,540	3,419
Class D, 0.5172% 4/15/17 (c)(h)	640	613
Class E, 0.5772% 4/15/17 (c)(h)	204	192
Class F, 0.6172% 4/15/17 (c)(h)	116	104
Class G, 0.7572% 4/15/17 (c)(h)	116	104
Class H, 0.8272% 4/15/17 (c)(h)	116	103
Class J, 1.0572% 4/15/17 (c)(h)	89	75
Series 2005-FL11:
Class F, 0.6572% 11/15/17 (c)(h)	125	114
Class G, 0.7072% 11/15/17 (c)(h)	87	77
Series 2006-CN2A Class A2FL, 0.4256% 2/5/19 (c)(h)	3,060	2,944
sequential payer Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (c)	7,645	7,601
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
sequential payer Series 2006-CN2A:
Class AJFX, 5.478% 2/5/19 (c)	$ 4,380	$ 4,412
Series 2005-LP5 Class XP, 0.2898% 5/10/43 (h)(j)	26,136	49
Series 2006-C8 Class XP, 0.469% 12/10/46 (h)(j)	4,172	45
Series 2006-CN2A Class E, 5.5699% 2/5/19 (c)(h)	4,440	4,385
Commercial Mortgage Asset Trust sequential payer Series 1999-C1 Class A3, 6.64% 1/17/32	0*	0
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A2, 5.702% 6/15/39 (h)	4,361	4,423
Series 2006-C5 Class ASP, 0.6723% 12/15/39 (h)(j)	195,837	2,824
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2002-CP5 Class A1, 4.106% 12/15/35	1,371	1,375
Series 2001-CK6 Class AX, 0.837% 8/15/36 (h)(j)	44,609	58
Series 2003-C4 Class A4, 5.137% 8/15/36	8,100	8,501
Series 2005-C1 Class ASP, 0.308% 2/15/38 (c)(h)(j)	178,945	344
Series 2005-C2 Class ASP, 0.5204% 4/15/37 (c)(h)(j)	35,216	137
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.3772% 2/15/22 (c)(h)	1,256	1,067
0.4772% 2/15/22 (c)(h)	448	359
Class F, 0.5272% 2/15/22 (c)(h)	897	699
Dbubs 2011 Lc3 Series 2011-LC3A Class A1, 2.365% 9/10/16	3,120	3,160
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class D, 6.484% 3/15/33	683	683
GE Capital Commercial Mortgage Corp.:
Series 2001-1 Class X1, 1.1681% 5/15/33 (c)(h)(j)	10,769	64
Series 2007-C1 Class XP, 0.193% 12/10/49 (h)(j)	3,325	14
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2:
Class A1, 4.576% 5/10/40	3,969	4,064
Class A2, 5.471% 5/10/40 (h)	4,180	4,451
Series 2004-C3 Class X2, 0.5803% 12/10/41 (h)(j)	17,690	30
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3956% 11/5/21 (c)(h)	8,330	8,102
sequential payer Series 2005-GG3 Class A2, 4.305% 8/10/42 (h)	10,044	10,045
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.: - continued
Series 2005-GG3 Class XP, 0.6673% 8/10/42 (c)(h)(j)	$ 75,137	$ 259
Series 2006-GG7 Class A2, 5.881% 7/10/38 (h)	5,652	5,648
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A Class F, 0.6451% 6/6/20 (c)(h)	562	512
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (c)(h)	4,021	3,862
Class D, 2.3636% 3/6/20 (c)(h)	1,390	1,335
Class E, 2.6688% 3/6/20 (c)(h)	1,905	1,830
Class F, 2.8433% 3/6/20 (c)(h)	967	931
Class G, 3.0177% 3/6/20 (c)(h)	479	463
Class H, 3.5846% 3/6/20 (c)(h)	799	777
Class J, 4.4568% 3/6/20 (c)(h)	1,146	1,122
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	4,810	4,857
Series 2006-GG6 Class A2, 5.506% 4/10/38	6,681	6,671
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	12,102	12,094
JP Morgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2005-LDP5 Class A2, 5.198% 12/15/44	7,862	7,879
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	3,310	3,331
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (c)(h)	16,580	16,247
sequential payer Series 2003-C1 Class A2, 4.985% 1/12/37	4,240	4,393
Series 2003-CB7 Class A4, 4.879% 1/12/38 (h)	3,513	3,688
Series 2006-LDP7 Class A2, 5.8661% 4/15/45 (h)	531	530
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class A2, 0.3372% 11/15/18 (c)(h)	5,000	4,752
Class D, 0.4372% 11/15/18 (c)(h)	128	115
Class E, 0.4872% 11/15/18 (c)(h)	183	163
Class F, 0.5372% 11/15/18 (c)(h)	274	239
Class G, 0.5672% 11/15/18 (c)(h)	238	200
Class H, 0.7072% 11/15/18 (c)(h)	183	146
sequential payer Series 2007-LD11 Class A2, 5.8019% 6/15/49 (h)	7,893	8,024
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	$ 4,908	$ 4,971
Series 2006-C6 Class A2, 5.262% 9/15/39 (h)	710	710
Series 2007-C1 Class A1, 5.391% 2/15/40 (h)	259	260
Series 2007-C6 Class A2, 5.845% 7/15/40	4,960	5,065
Series 2001-C3 Class B, 6.512% 6/15/36	442	442
Series 2006-C1 Class XCP, 0.3485% 2/15/41 (h)(j)	166,324	838
Series 2006-C6 Class XCP, 0.6735% 9/15/39 (h)(j)	104,297	1,382
Series 2007-C1 Class XCP, 0.472% 2/15/40 (h)(j)	38,776	389
Series 2007-C2 Class XCP, 0.525% 2/15/40 (h)(j)	188,272	2,369
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.5472% 9/15/21 (c)(h)	2,254	1,951
Class G, 0.5672% 9/15/21 (c)(h)	1,521	1,263
Class H, 0.6072% 9/15/21 (c)(h)	392	311
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-MKB2 Class A2, 4.806% 9/12/42	1,299	1,298
Series 2005-MCP1 Class XP, 0.6495% 6/12/43 (h)(j)	32,506	367
Series 2005-MKB2 Class XP, 0.2209% 9/12/42 (h)(j)	15,327	58
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A1, 5.175% 3/12/51	292	292
Series 2007-8 Class A1, 4.622% 8/12/49	471	472
Series 2007-9 Class A2, 5.59% 9/12/49	4,134	4,209
Series 2006-4 Class XP, 0.6205% 12/12/49 (h)(j)	74,683	1,411
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.407% 7/15/19 (c)(h)	241	145
Series 2007-XCLA Class A1, 0.408% 7/17/17 (c)(h)	439	399
Series 2007-XLFA:
Class B, 0.338% 10/15/20 (c)(h)	202	185
Class C, 0.368% 10/15/20 (c)(h)	2,400	2,169
Class D, 0.398% 10/15/20 (c)(h)	1,889	1,689
Class E, 0.458% 10/15/20 (c)(h)	562	497
Class F, 0.508% 10/15/20 (c)(h)	337	282
Class G, 0.548% 10/15/20 (c)(h)	417	326
Class H, 0.638% 10/15/20 (c)(h)	262	190
Class J, 0.788% 10/15/20 (c)(h)	300	180
Class MHRO, 0.898% 10/15/20 (c)(h)	156	131
Class MJPM, 1.208% 10/15/20 (c)(h)	8	7
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class NHRO, 1.098% 10/15/20 (c)(h)	$ 230	$ 184
sequential payer:
Series 2003-IQ4 Class A2, 4.07% 5/15/40	3,001	3,089
Series 2003-IQ5 Class X2, 0.9017% 4/15/38 (c)(h)(j)	20,893	0
Series 2007-IQ13 Class A1, 5.05% 3/15/44	20	20
Series 2007-IQ14 Class A2, 5.61% 4/15/49	10,419	10,567
Series 2007-T25 Class A1, 5.391% 11/12/49	43	43
Series 2003-IQ6 Class X2, 0.5881% 12/15/41 (c)(h)(j)	45,013	71
Series 2005-HQ5 Class X2, 0.1671% 1/14/42 (h)(j)	33,150	127
Series 2005-IQ9 Class X2, 1.0893% 7/15/56 (c)(h)(j)	32,968	158
Series 2005-TOP17 Class X2, 0.5972% 12/13/41 (h)(j)	25,521	221
Series 2006-HQ10 Class X2, 0.4923% 11/12/41 (c)(h)(j)	2,281	15
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	3,620	3,805
Structured Asset Securities Corp. Series 1997-LLI Class F, 7.3% 10/12/34 (c)	3,490	3,498
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4072% 1/15/18 (c)(h)	1,081	1,038
Series 2006-WL7A:
Class A1, 0.2765% 9/15/21 (c)(h)	18,647	17,987
Class E, 0.4902% 9/15/21 (c)(h)	938	833
Class F, 0.5502% 9/15/21 (c)(h)	1,264	1,111
Class G, 0.5702% 9/15/21 (c)(h)	1,198	1,006
Class J, 0.8072% 9/15/21 (c)(h)	266	191
Series 2007-WHL8:
Class AP1, 0.9072% 6/15/20 (c)(h)	68	61
Class AP2, 1.0072% 6/15/20 (c)(h)	112	98
Class F, 0.6872% 6/15/20 (c)(h)	2,172	1,412
Series 2003-C9 Class A4, 5.012% 12/15/35	10,660	11,286
Series 2006-C23 Class X, 0.0854% 1/15/45 (c)(h)(j)	879,013	1,815
Series 2007-C30 Class XP, 0.4412% 12/15/43 (c)(h)(j)	233,405	2,356
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C31A Class A2, 5.421% 4/15/47	$ 8,897	$ 9,257
WaMu Commercial Mortgage Securities Trust sequential payer Series 2005-C1A Class AJ, 5.19% 5/25/36 (c)	2,831	2,822
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $381,522)		353,622
Municipal Securities - 0.7%

California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/11 (h)(i)	3,500	3,500
Illinois Gen. Oblig. Series 2010, 3.321% 1/1/13	9,917	10,102
Indiana Fin. Auth.'s Econ. Dev. Bonds (Republic Svcs., Inc. Proj.) Series A, 1.25%, tender 12/1/11 (h)(i)	22,775	22,775
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.):
Series 2003 A, 1.9%, tender 4/2/12 (h)	3,000	3,017
Series 2007 B, 1.9%, tender 6/1/12 (h)	3,000	3,021
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (h)(i)	15,900	15,958
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 1.25%, tender 10/3/11 (h)(i)	3,700	3,700
TOTAL MUNICIPAL SECURITIES (Cost $61,784)		62,073
Foreign Government and Government Agency Obligations - 0.3%

Ontario Province 1.375% 1/27/14 (Cost $28,165)	28,250	28,720
Bank Notes - 0.1%

National City Bank, Cleveland 0.3539% 3/1/13 (h) (Cost $5,417)	5,470	5,443
Cash Equivalents - 0.2%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.07%, dated 8/31/11 due 9/1/11 (Collateralized by U.S. Government Obligations) # (Cost $19,262)	$ 19,262	$ 19,262
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $8,749,685)		8,752,570
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(4,453)
NET ASSETS - 100%		$ 8,748,117
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (g)	August 2034	$ 271	(150)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-Ca) (g)	Oct. 2034	323	(135)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ca) (g)	April 2032	129	(76)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (g)	Feb. 2034	4	(4)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-Ca) (g)

	Oct. 2034	$ 353	$ (133)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (g)	Sept. 2034	265	(200)
		$ 1,345	$ (698)
Legend
(a) Non-income producing - Security is in default.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $740,564,000 or 8.5% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $94,655,000 or 1.1% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,456,000.

(g) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,211,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 5,211
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$19,262,000 due 9/01/11 at 0.07%
Barclays Capital, Inc.	$ 4,587
HSBC Securities (USA), Inc.	6,869
ING Financial Markets LLC	79
Mizuho Securities USA, Inc.	7,727
$ 19,262
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 2,518,590	$ -	$ 2,513,379	$ 5,211
U.S. Government and Government Agency Obligations	4,127,025	-	4,127,025	-
U.S. Government Agency - Mortgage Securities	451,107	-	451,107	-
Asset-Backed Securities	832,449	-	803,822	28,627
Collateralized Mortgage Obligations	354,279	-	354,201	78
Commercial Mortgage Securities	353,622	-	312,347	41,275
Municipal Securities	62,073	-	62,073	-
Foreign Government and Government Agency Obligations	28,720	-	28,720	-
Bank Notes	5,443	-	5,443	-
Cash Equivalents	19,262	-	19,262	-
Total Investments in Securities:	$ 8,752,570	$ -	$ 8,677,379	$ 75,191
Derivative Instruments:
Liabilities
Swap Agreements	$ (698)	$ -	$ -	$ (698)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 87,853
Total Realized Gain (Loss)	(810)
Total Unrealized Gain (Loss)	19,108
Cost of Purchases	3,718
Proceeds of Sales	(33,161)
Amortization/Accretion	(412)
Transfers in to Level 3	16,609
Transfers out of Level 3	(17,714)
Ending Balance	$ 75,191
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ 9,908
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (892)
Total Unrealized Gain (Loss)	194
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (698)
Realized gain (loss) on Swap Agreements for the period	$ 38
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at August 31, 2011	$ 194

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (698)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Income Tax Information

At August 31, 2011, the Fund had a capital loss carryforward of approximately $314,462,000 of which $172,264,000 and $142,198,000 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2011

Assets
Investment in securities, at value (including repurchase agreements of $19,262) - See accompanying schedule: Unaffiliated issuers (cost $8,749,685)		$ 8,752,570
Cash		1
Receivable for investments sold		48,023
Receivable for swap agreements		3
Receivable for fund shares sold		4,235
Interest receivable		36,148
Other receivables		76
Total assets		8,841,056

Liabilities
Payable for investments purchased Regular delivery	$ 63,224
Delayed delivery	6,236
Payable for fund shares redeemed	18,982
Distributions payable	473
Swap agreements, at value	698
Accrued management fee	2,319
Other affiliated payables	931
Other payables and accrued expenses	76
Total liabilities		92,939

Net Assets		$ 8,748,117
Net Assets consist of:
Paid in capital		$ 9,059,702
Undistributed net investment income		7,541
Accumulated undistributed net realized gain (loss) on investments		(321,313)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,187
Net Assets		$ 8,748,117

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2011

Short-Term Bond: Net Asset Value, offering price and redemption price per share ($7,951,951 ÷ 932,023 shares)	$ 8.53

Class F: Net Asset Value, offering price and redemption price per share ($796,166 ÷ 93,351 shares)	$ 8.53

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2011

Investment Income
Interest		$ 166,187

Expenses
Management fee	$ 26,864
Transfer agent fees	7,968
Fund wide operations fee	2,937
Independent trustees' compensation	32
Miscellaneous	28
Total expenses before reductions	37,829
Expense reductions	(1)	37,828
Net investment income (loss)		128,359
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	67,252
Swap agreements	38
Total net realized gain (loss)		67,290
Change in net unrealized appreciation (depreciation) on: Investment securities	(14,597)
Swap agreements	194
Total change in net unrealized appreciation (depreciation)		(14,403)
Net gain (loss)		52,887
Net increase (decrease) in net assets resulting from operations		$ 181,246

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2011	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 128,359	$ 163,064
Net realized gain (loss)	67,290	87,508
Change in net unrealized appreciation (depreciation)	(14,403)	136,206
Net increase (decrease) in net assets resulting from operations	181,246	386,778
Distributions to shareholders from net investment income	(129,745)	(164,826)
Share transactions - net increase (decrease)	578,871	1,562,230
Total increase (decrease) in net assets	630,372	1,784,182

Net Assets
Beginning of period	8,117,745	6,333,563
End of period (including undistributed net investment income of $7,541and undistributed net investment income of $8,037, respectively)	$ 8,748,117	$ 8,117,745

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Short-Term Bond

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.48	$ 8.22	$ 8.31	$ 8.66	$ 8.86
Income from Investment Operations
Net investment income (loss)B	.127	.186	.260	.376	.421
Net realized and unrealized gain (loss)	.052	.264	(.097)	(.355)	(.208)
Total from investment operations	.179	.450	.163	.021	.213
Distributions from net investment income	(.129)	(.190)	(.253)	(.371)	(.413)
Net asset value, end of period	$ 8.53	$ 8.48	$ 8.22	$ 8.31	$ 8.66
Total ReturnA	2.13%	5.53%	2.07%	.23%	2.41%
Ratios to Average Net AssetsC,E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.50%	2.23%	3.22%	4.42%	4.77%
Supplemental Data
Net assets, end of period (in millions)	$ 7,952	$ 7,774	$ 6,333	$ 6,694	$ 7,341
Portfolio turnover rateD	223%	233%F	264%F	71%	82%F

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended August 31,	2011	2010	2009G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.48	$ 8.22	$ 8.10
Income from Investment Operations
Net investment income (loss)D	.135	.193	.042
Net realized and unrealized gain (loss)	.053	.265	.121
Total from investment operations	.188	.458	.163
Distributions from net investment income	(.138)	(.198)	(.043)
Net asset value, end of period	$ 8.53	$ 8.48	$ 8.22
Total ReturnB,C	2.23%	5.63%	2.01%
Ratios to Average Net AssetsE,H
Expenses before reductions	.35%	.35%	.35%A
Expenses net of fee waivers, if any	.35%	.35%	.35%A
Expenses net of all reductions	.35%	.35%	.35%A
Net investment income (loss)	1.60%	2.33%	3.02%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 796,166	$ 334,203	$ 398
Portfolio turnover rateF	223%	233%I	264%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to August 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2011

(Amounts in thousands except ratios)

1. Organization.

Fidelity Short-Term Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Short-Term Bond and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. In September 2011 the Board of Trustees approved a change in the name of Fidelity Fixed-Income Trust to Fidelity Salem Street Trust effective October 14, 2011.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Security Valuation - continued

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2011, the Fund did not have any unrecognized tax benefits in

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 127,558
Gross unrealized depreciation	(129,946)
Net unrealized appreciation (depreciation) on securities and other investments	$ (2,388)

Tax Cost	$ 8,754,958

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 6,042
Capital loss carryforward	$ (314,462)
Net unrealized appreciation (depreciation)	$ (3,086)

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be August 31, 2012.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	August 31, 2011	August 31, 2010
Ordinary Income	$ 129,745	$ 164,826

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the

Annual Report

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements (a)	$ 38	$ 194

(a) A summary of the value of derivatives by risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Annual Report

4. Derivative Instruments - continued

Swap Agreements - continued

Risks of loss include credit risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Derivative Instruments - continued

Credit Default Swaps - continued

activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $1,345 representing .02% of net assets.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $2,628,825 and $1,977,745, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives an asset-based fee of .10% of Short-Term Bond's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

Annual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $28 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $774.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2011	2010
From net investment income
Short-Term Bond	$ 120,907	$ 161,868
Class F	8,838	2,958
Total	$ 129,745	$ 164,826

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2011	2010	2011	2010
Short-Term Bond
Shares sold	329,305	335,554	$ 2,796,079	$ 2,807,160
Reinvestment of distributions	13,405	18,212	113,900	152,546
Shares redeemed	(327,329)	(207,396)	(2,779,362)	(1,737,665)
Net increase (decrease)	15,381	146,370	$ 130,617	$ 1,222,041
Class F
Shares sold	62,081	42,291	$ 527,409	$ 354,784
Reinvestment of distributions	1,040	351	8,838	2,958
Shares redeemed	(10,373)	(2,088)	(87,993)	(17,553)
Net increase (decrease)	52,748	40,554	$ 448,254	$ 340,189

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom Funds and Fidelity Freedom K Funds were the owners of record, in the aggregate, of approximately 33% of the total outstanding shares of the fund.

13. Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust (formerly Fidelity Fixed-Income Trust) and the Shareholders of Fidelity Short-Term Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Short-Term Bond Fund (a fund of Fidelity Salem Street Trust) at August 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Short-Term Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 19, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 424 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 19.02% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $76,100,939 of distributions paid during the period January 1, 2011 to August 31, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

STP-UANN-1011
1.784728.109

Fidelity®
Short-Term Bond
Fund -
Class F

Annual Report

August 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2011	Past 1 year	Past 5 years	Past 10 years
Class F A	2.23%	2.50%	3.09%

A The initial offering of Class F shares took place on June 26, 2009. Returns prior to June 26, 2009 are those of Fidelity® Short Term Bond Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Short-Term Bond Fund - Class F on August 31, 2001. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. 1-3 Year Government/Credit Bond Index performed over the same period. The initial offering of Class F took place on June 26, 2009. See above for additional information regarding the performance of Class F.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Against the backdrop of ultra-low interest rates and heightened volatility, U.S. taxable investment-grade bonds generated moderate gains for the year ending August 31, 2011, as evidenced by the 4.62% advance of the Barclays Capital® U.S. Aggregate Bond Index. Among the sectors that comprise the index, the best performers were on the riskier end of the spectrum, bolstered by improving economic data. Buoyed by a strong first half, commercial mortgage-backed securities (CMBS) fared best, gaining 5.94% amid continued modest improvement in commercial real estate fundamentals. Investment-grade corporate bonds rose 4.98%, due in large part to increased corporate profitability, high cash balances, reduced debt levels and improved credit conditions. Residential mortgage-backed securities also rose 4.98%, supported by a combination of slower-than-expected prepayments and strong demand from investors seeking higher-yielding alternatives to government bonds. Meanwhile, U.S. Treasury bonds gained 4.17%. After underperforming in the first half, when economic data was strong, Treasuries performed exceedingly well in the second half, when the economy weakened, sovereign debt woes in Europe worsened, Congress wrangled over raising the federal debt ceiling and Standard & Poor's downgraded the long-term sovereign credit rating of the United States. U.S. Government agency securities returned 3.04%.

Comments from Rob Galusza, Lead Portfolio Manager of Fidelity® Short-Term Bond Fund: For the year, the fund's Class F shares returned 2.23%, while the Barclays Capital® U.S. 1-3 Year Government/Credit Bond Index rose 1.74%. Sector selection was a plus versus the index, with our heavy emphasis on higher-yielding securities - including out-of-benchmark asset-backed and commercial mortgage-backed securities - proving effective, thanks largely to their strong gains early in the period. Additionally, a significant overweighting in investment-grade corporate securities was another positive, as was our positioning within the sector. Although we lost some ground by emphasizing financials, which lagged, we more than made up for it with good credit selection overall and overweightings in industrials and utilities. Yield-curve positioning - meaning how we invested across a range of maturities - also proved advantageous. Elsewhere, out-of-index exposure to agency-backed residential mortgage securities helped. Additionally, we had decent security selection among mortgages, helped by a focus on prepayment-resistant pass-throughs and collateralized mortgage obligations (CMOs), which offered attractive levels of income as well as price appreciation.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Short-Term Bond	.45%
Actual		$ 1,000.00	$ 1,014.20	$ 2.28
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Class F	.35%
Actual		$ 1,000.00	$ 1,015.90	$ 1.78
HypotheticalA		$ 1,000.00	$ 1,023.44	$ 1.79

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2011	As of February 28, 2011
U.S. Government and U.S. Government Agency Obligations† 55.0%	U.S. Government and U.S. Government Agency Obligations† 57.4%
AAA 14.3%	AAA 11.9%
AA 9.9%	AA 9.3%
A 10.3%	A 8.1%
BBB 9.1%	BBB 8.9%
BB and Below 0.9%	BB and Below 0.8%
Not Rated 0.4%	Not Rated 0.6%
Short-Term Investments and Net Other Assets 0.1%	Short-Term Investments and Net Other Assets 3.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2011
6 months ago
Years	2.3	2.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2011
6 months ago
Years	1.8	1.8

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2011*	As of February 28, 2011**
Corporate Bonds 28.8%	Corporate Bonds 24.2%
U.S. Government and U.S. Government Agency Obligations† 55.0%	U.S. Government and U.S. Government Agency Obligations† 57.4%
Asset-Backed Securities 9.5%	Asset-Backed Securities 9.2%
CMOs and Other Mortgage Related Securities 5.5%	CMOs and Other Mortgage Related Securities 5.5%
Municipal Bonds 0.1%	Municipal Bonds 0.1%
Other Investments 1.0%	Other Investments 0.6%
Short-Term Investments and Net Other Assets 0.1%	Short-Term Investments and Net Other Assets 3.0%

* Foreign investments	8.6%	** Foreign investments	8.1%
* Futures and Swaps	0.0%	** Futures and Swaps	0.0%
† Includes FDIC Guaranteed Corporate Securities and NCUA Guaranteed Notes.

Annual Report

Investments August 31, 2011

Showing Percentage of Net Assets

Nonconvertible Bonds - 28.8%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 6,814	$ 7,545
Automobiles - 0.2%
Daimler Finance North America LLC 1.95% 3/28/14 (c)	16,316	16,515
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	5,340	5,687
Household Durables - 0.2%
Fortune Brands, Inc. 3% 6/1/12	15,820	16,029
Media - 0.9%
COX Communications, Inc. 7.125% 10/1/12	18,400	19,585
NBCUniversal Media LLC:
2.875% 4/1/16	8,800	9,012
3.65% 4/30/15	7,820	8,296
News America, Inc. 5.3% 12/15/14	9,474	10,475
Time Warner Cable, Inc. 5.4% 7/2/12	20,680	21,421
Time Warner, Inc. 3.15% 7/15/15	11,388	11,843
		80,632
Multiline Retail - 0.0%
Target Corp. 1.125% 7/18/14	4,126	4,155
Specialty Retail - 0.1%
Staples, Inc. 7.375% 10/1/12	6,373	6,790
Textiles, Apparel & Luxury Goods - 0.0%
VF Corp. 1.0545% 8/23/13 (h)	5,238	5,254
TOTAL CONSUMER DISCRETIONARY		142,607
CONSUMER STAPLES - 1.9%
Beverages - 0.8%
Anheuser-Busch InBev Worldwide, Inc.:
0.9765% 3/26/13 (h)	1,469	1,481
1.5% 7/14/14	12,500	12,667
2.5% 3/26/13	17,822	18,303
Coca-Cola Enterprises, Inc. 1.125% 11/12/13	8,628	8,647
Diageo Capital PLC 5.2% 1/30/13	2,405	2,552
Diageo Finance BV 5.5% 4/1/13	8,519	9,150
PepsiCo, Inc. 0.8% 8/25/14	16,105	16,080
The Coca-Cola Co. 3.625% 3/15/14	590	634
		69,514
Food & Staples Retailing - 0.1%
Wal-Mart Stores, Inc. 2.25% 7/8/15	9,508	9,912
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.5%
Cargill, Inc. 5.2% 1/22/13 (c)	$ 2,175	$ 2,302
General Mills, Inc. 1.55% 5/16/14	9,300	9,451
Kraft Foods, Inc.:
2.625% 5/8/13	27,534	28,157
5.625% 11/1/11	986	993
		40,903
Household Products - 0.2%
Procter & Gamble Co. 0.7% 8/15/14	18,080	18,120
Tobacco - 0.3%
Altria Group, Inc.:
4.125% 9/11/15	19,900	21,510
8.5% 11/10/13	8,000	9,176
		30,686
TOTAL CONSUMER STAPLES		169,135
ENERGY - 1.6%
Energy Equipment & Services - 0.0%
Weatherford International Ltd. 5.15% 3/15/13	401	422
Oil, Gas & Consumable Fuels - 1.6%
Cenovus Energy, Inc. 4.5% 9/15/14	11,287	12,259
EnCana Corp. 6.3% 11/1/11	936	944
Enterprise Products Operating LP:
4.6% 8/1/12	9,289	9,592
5.65% 4/1/13	8,773	9,314
7.625% 2/15/12	4,206	4,323
Gazstream SA 5.625% 7/22/13 (c)	3,443	3,537
Kaneb Pipe Line Operations Participation LP 7.75% 2/15/12	8,710	8,938
Marathon Petroleum Corp. 3.5% 3/1/16 (c)	7,520	7,848
NGPL PipeCo LLC 6.514% 12/15/12 (c)	6,699	6,931
Petrobras International Finance Co. Ltd. 3.875% 1/27/16	8,216	8,422
Plains All American Pipeline LP/PAA Finance Corp. 4.25% 9/1/12	9,200	9,490
Ras Laffan Liquefied Natural Gas Co. Ltd. III 4.5% 9/30/12 (c)	3,544	3,668
Rockies Express Pipeline LLC 6.25% 7/15/13 (c)	8,777	9,390
Shell International Finance BV 1.875% 3/25/13	14,810	15,112
Southeast Supply Header LLC 4.85% 8/15/14 (c)	10,282	11,044
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Spectra Energy Partners, LP 2.95% 6/15/16	$ 2,105	$ 2,165
Total Capital Canada Ltd. 1.625% 1/28/14	8,680	8,855
XTO Energy, Inc. 4.9% 2/1/14	8,743	9,611
		141,443
TOTAL ENERGY		141,865
FINANCIALS - 17.1%
Capital Markets - 2.2%
Goldman Sachs Group, Inc.:
3.625% 2/7/16	10,300	10,304
3.7% 8/1/15	7,094	7,167
4.75% 7/15/13	5,401	5,620
5.25% 10/15/13	26,483	27,606
HSBC Bank PLC 3.1% 5/24/16 (c)	8,670	8,809
Janus Capital Group, Inc. 5.875% 9/15/11 (b)	5,672	5,676
JPMorgan Chase & Co. 1.053% 1/24/14 (h)	23,000	22,865
Merrill Lynch & Co., Inc. 5.45% 7/15/14	4,605	4,743
Morgan Stanley:
2.875% 1/24/14	8,670	8,615
2.875% 7/28/14	10,008	9,885
4.2% 11/20/14	4,995	5,006
6% 5/13/14	12,430	13,049
Royal Bank of Scotland PLC 4.875% 8/25/14 (c)	16,500	16,889
State Street Corp. 4.3% 5/30/14	9,030	9,761
The Bank of New York Mellon Corp. 4.3% 5/15/14	12,445	13,459
UBS AG Stamford Branch:
1.2526% 1/28/14 (h)	6,500	6,461
2.25% 1/28/14	16,500	16,653
		192,568
Commercial Banks - 6.5%
ANZ Banking Group Ltd. 2.125% 1/10/14 (c)	8,540	8,638
Bank of Montreal:
0.7229% 4/29/14 (h)	8,000	8,004
2.125% 6/28/13	15,550	15,927
Bank of Nova Scotia 2.25% 1/22/13	24,370	24,896
Bank of Tokyo-Mitsubishi UFJ Ltd. 2.6% 1/22/13 (c)	13,006	13,244
Barclays Bank PLC 2.375% 1/13/14	22,100	21,826
Canadian Imperial Bank of Commerce 1.45% 9/13/13	13,791	13,873
Commonwealth Bank of Australia 2.125% 3/17/14 (c)	15,350	15,468
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Credit Suisse New York Branch 2.2% 1/14/14	$ 31,458	$ 31,563
Danske Bank A/S 1.299% 4/14/14 (c)(h)	12,690	12,689
DBS Bank Ltd. (Singapore) 0.5101% 5/16/17 (c)(h)	1,144	1,127
Fifth Third Bancorp 3.625% 1/25/16	4,799	4,863
Fifth Third Bank 0.4017% 5/17/13 (h)	6,500	6,359
ING Bank NV:
2% 10/18/13 (c)	5,000	4,928
2.65% 1/14/13 (c)	14,190	14,335
KeyBank NA 5.8% 7/1/14	9,435	10,306
Manufacturers & Traders Trust Co. 1.7458% 4/1/13 (h)	8,485	8,476
Marshall & Ilsley Bank 6.375% 9/1/11	9,120	9,120
Nordea Bank AB 1.75% 10/4/13 (c)	12,260	12,148
PNC Funding Corp.:
3% 5/19/14	8,490	8,866
3.625% 2/8/15	8,119	8,543
Rabobank (Netherlands) NV 1.85% 1/10/14	34,061	34,704
Regions Financial Corp. 4.875% 4/26/13	7,700	7,469
Royal Bank of Canada:
0.5498% 4/17/14 (h)	8,000	7,999
1.125% 1/15/14	17,298	17,399
Royal Bank of Scotland PLC 1.5% 3/30/12 (c)	17,050	17,168
Santander US Debt SA Unipersonal 2.485% 1/18/13 (c)	13,200	12,944
Sumitomo Mitsui Banking Corp. 1.95% 1/14/14 (c)	18,000	18,198
SunTrust Banks, Inc. 3.6% 4/15/16	7,229	7,257
Svenska Handelsbanken AB 2.875% 9/14/12 (c)	30,266	30,934
Toronto Dominion Bank 1.375% 7/14/14	22,000	22,285
U.S. Bancorp:
1.375% 9/13/13	15,939	16,041
4.2% 5/15/14	8,510	9,143
Union Bank NA 2.125% 12/16/13	21,794	21,877
Wachovia Bank NA 0.6372% 11/3/14 (h)	13,000	12,078
Wells Fargo & Co.:
3.625% 4/15/15	17,400	18,178
3.75% 10/1/14	12,527	13,321
4.375% 1/31/13	22,251	23,256
Westpac Banking Corp.:
0.9758% 3/31/14 (c)(h)	8,700	8,687
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Westpac Banking Corp.: - continued
1.85% 12/9/13	$ 10,339	$ 10,464
2.1% 8/2/13	3,181	3,235
		567,836
Consumer Finance - 3.0%
American Express Credit Corp. 1.0955% 6/24/14 (h)	21,521	21,226
American Honda Finance Corp.:
1.625% 9/20/13 (c)	8,190	8,259
2.375% 3/18/13 (c)	3,000	3,058
Capital One Financial Corp.:
2.125% 7/15/14	18,863	18,796
5.7% 9/15/11	11,765	11,779
7.375% 5/23/14	13,000	14,625
Caterpillar Financial Services Corp.:
1.375% 5/20/14	20,600	20,820
2% 4/5/13	5,668	5,788
General Electric Capital Corp.:
1.875% 9/16/13	36,209	36,549
2.1% 1/7/14	33,435	33,890
2.25% 11/9/15	4,902	4,928
2.8% 1/8/13	1,270	1,298
2.95% 5/9/16	1,460	1,472
3.5% 6/29/15	1,508	1,577
5.4% 9/20/13	42,756	45,955
Household Finance Corp. 6.375% 10/15/11	5,378	5,408
HSBC Finance Corp. 5.9% 6/19/12	6,125	6,341
John Deere Capital Corp.:
1.6% 3/3/14	8,550	8,686
1.875% 6/17/13	12,414	12,673
		263,128
Diversified Financial Services - 3.4%
BB&T Corp.:
2.05% 4/28/14	15,000	15,186
3.2% 3/15/16	5,000	5,101
BNP Paribas 2.125% 12/21/12	11,280	11,127
BP Capital Markets PLC:
0.8495% 3/11/14 (h)	8,500	8,489
3.125% 3/10/12	8,461	8,575
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.:
1.1758% 4/1/14 (h)	$ 8,500	$ 8,178
1.6961% 1/13/14 (h)	23,691	23,446
2.2862% 8/13/13 (h)	4,050	4,043
4.75% 5/19/15	8,020	8,360
5.125% 5/5/14	4,158	4,349
5.5% 4/11/13	6,500	6,772
6.375% 8/12/14	19,196	20,932
6.5% 8/19/13	9	10
Deutsche Bank AG London Branch 2.375% 1/11/13	29,670	29,678
Export Development Canada 1.5% 5/15/14	5,655	5,795
Iberbond 2004 PLC 4.826% 12/24/17 (k)	5,372	5,211
JPMorgan Chase & Co.:
3.4% 6/24/15	11,433	11,776
3.7% 1/20/15	34,170	35,582
MassMutual Global Funding II:
0.629% 1/14/14 (c)(h)	12,292	12,294
3.625% 7/16/12 (c)	4,300	4,400
Metlife Institutional Funding II 1.1458% 4/4/14 (c)(h)	8,000	8,006
New York Life Global Funding:
2.25% 12/14/12 (c)	6,570	6,687
5.25% 10/16/12 (c)	10,930	11,460
OAO Industry & Construction Bank 5.01% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (h)	1,425	1,402
Pricoa Global Funding I 5.45% 6/11/14 (c)	5,730	6,304
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	1,059	1,123
5.35% 4/15/12 (c)	628	639
5.5% 1/15/14 (c)	144	154
USAA Capital Corp. 3.5% 7/17/14 (c)	9,044	9,661
Volkswagen International Finance NV 1.875% 4/1/14 (c)	15,000	15,200
Whirlpool Corp. 8% 5/1/12	7,298	7,620
ZFS Finance USA Trust IV 5.875% 5/9/62 (c)(h)	500	470
		298,030
Insurance - 0.8%
Berkshire Hathaway Finance Corp. 1.5% 1/10/14	8,340	8,461
Berkshire Hathaway, Inc.:
0.9862% 8/15/14 (h)	10,000	10,028
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Berkshire Hathaway, Inc.: - continued
2.125% 2/11/13	$ 14,470	$ 14,721
Metropolitan Life Global Funding I:
2.5% 1/11/13 (c)	11,430	11,598
2.5% 9/29/15 (c)	5,000	5,074
2.875% 9/17/12 (c)	11,731	11,909
Prudential Financial, Inc. 3.625% 9/17/12	9,639	9,867
		71,658
Real Estate Investment Trusts - 0.2%
AvalonBay Communities, Inc.:
5.5% 1/15/12	570	579
6.125% 11/1/12	4,379	4,607
Developers Diversified Realty Corp. 5.375% 10/15/12	5,783	5,852
Duke Realty LP 4.625% 5/15/13	114	118
Equity One, Inc.:
5.375% 10/15/15	1,026	1,088
6.25% 12/15/14	8,778	9,427
Federal Realty Investment Trust 5.4% 12/1/13	150	160
		21,831
Real Estate Management & Development - 0.3%
ERP Operating LP:
5.2% 4/1/13	3,570	3,753
5.5% 10/1/12	117	122
Liberty Property LP 6.375% 8/15/12	7,473	7,768
Simon Property Group LP:
4.2% 2/1/15	2,715	2,895
5.3% 5/30/13	7,322	7,813
		22,351
Thrifts & Mortgage Finance - 0.7%
Bank of America Corp.:
1.7961% 7/11/14 (h)	17,000	16,241
3.7% 9/1/15	10,610	10,449
4.9% 5/1/13	23,620	24,186
U.S. Central Federal Credit Union 1.9% 10/19/12	9,870	10,054
		60,930
TOTAL FINANCIALS		1,498,332
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.1%
Express Scripts, Inc. 5.25% 6/15/12	$ 10,265	$ 10,592
Pharmaceuticals - 0.3%
Sanofi-Aventis 2.625% 3/29/16	8,904	9,266
Teva Pharmaceutical Finance III BV 1.7% 3/21/14	8,730	8,862
Wyeth 5.5% 2/1/14	4,108	4,548
		22,676
TOTAL HEALTH CARE		33,268
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (c)	7,300	7,887
6.4% 12/15/11 (c)	8,377	8,509
		16,396
Airlines - 0.0%
Continental Airlines, Inc. 6.795% 2/2/20	166	160
Commercial Services & Supplies - 0.2%
R.R. Donnelley & Sons Co. 5.625% 1/15/12	16,805	16,805
Industrial Conglomerates - 0.1%
Covidien International Finance SA:
1.875% 6/15/13	7,770	7,916
5.45% 10/15/12	3,003	3,159
		11,075
TOTAL INDUSTRIALS		44,436
INFORMATION TECHNOLOGY - 0.7%
Computers & Peripherals - 0.1%
Hewlett-Packard Co. 1.55% 5/30/14	7,041	7,065
IT Services - 0.2%
International Business Machines Corp. 1.95% 7/22/16	11,579	11,743
The Western Union Co. 0.832% 3/7/13 (h)	8,690	8,707
		20,450
Office Electronics - 0.4%
Xerox Corp.:
1.1101% 5/16/14 (h)	14,202	14,208
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - continued
Xerox Corp.: - continued
4.25% 2/15/15	$ 8,040	$ 8,651
5.5% 5/15/12	9,707	10,018
		32,877
TOTAL INFORMATION TECHNOLOGY		60,392
MATERIALS - 0.8%
Chemicals - 0.4%
Dow Chemical Co. 4.85% 8/15/12	32,658	33,856
Metals & Mining - 0.4%
Anglo American Capital PLC 2.15% 9/27/13 (c)	16,540	16,739
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	3,598	3,692
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (c)	3,300	3,504
Rio Tinto Finance (USA) Ltd. 8.95% 5/1/14	6,662	7,990
		31,925
TOTAL MATERIALS		65,781
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.8%
AT&T Broadband Corp. 8.375% 3/15/13	3,140	3,487
AT&T, Inc.:
2.5% 8/15/15	15,110	15,472
2.95% 5/15/16	8,570	8,887
4.95% 1/15/13	10,874	11,421
6.7% 11/15/13	2,385	2,654
Deutsche Telekom International Financial BV 3.125% 4/11/16 (c)	8,640	8,829
France Telecom SA 4.375% 7/8/14	12,631	13,507
Qwest Corp. 3.497% 6/15/13 (h)	23,280	23,105
SBC Communications, Inc. 5.1% 9/15/14	7,403	8,183
Telefonica Emisiones SAU 2.582% 4/26/13	19,310	19,044
Verizon Communications, Inc.:
1.95% 3/28/14	17,110	17,488
5.25% 4/15/13	6,850	7,319
Verizon New York, Inc. 6.875% 4/1/12	13,328	13,775
		153,171
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV 2.375% 9/8/16 (e)	$ 6,287	$ 6,236
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	14,442	15,879
Verizon Wireless Capital LLC:
5.25% 2/1/12	5,544	5,644
5.55% 2/1/14	21,940	24,125
Vodafone Group PLC 4.15% 6/10/14	3,995	4,311
		56,195
TOTAL TELECOMMUNICATION SERVICES		209,366
UTILITIES - 1.8%
Electric Utilities - 0.8%
Alabama Power Co. 4.85% 12/15/12	7,496	7,885
Commonwealth Edison Co. 1.625% 1/15/14	9,926	10,018
EDP Finance BV 5.375% 11/2/12 (c)	10,575	10,311
FirstEnergy Corp. 6.45% 11/15/11	11,495	11,610
FirstEnergy Solutions Corp. 4.8% 2/15/15	1,720	1,875
LG&E and KU Energy LLC 2.125% 11/15/15	5,651	5,597
Niagara Mohawk Power Corp. 3.553% 10/1/14 (c)	14,230	15,049
Pacific Gas & Electric Co. 6.25% 12/1/13	3,880	4,315
Progress Energy, Inc. 6.05% 3/15/14	3,658	4,074
Southern Co. 4.15% 5/15/14	1,976	2,115
		72,849
Independent Power Producers & Energy Traders - 0.2%
PSEG Power LLC 2.5% 4/15/13	12,986	13,180
Multi-Utilities - 0.8%
Dominion Resources, Inc.:
1.8% 3/15/14	3,163	3,192
1.95% 8/15/16	5,976	5,971
2.25% 9/1/15	13,949	14,316
6.3% 9/30/66 (h)	7,611	7,269
DTE Energy Co. 0.955% 6/3/13 (h)	14,492	14,515
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp. 5.75% 4/1/14	$ 4,180	$ 4,612
Sempra Energy 2% 3/15/14	17,216	17,504
		67,379
TOTAL UTILITIES		153,408
TOTAL NONCONVERTIBLE BONDS (Cost $2,485,897)		2,518,590
U.S. Government and Government Agency Obligations - 47.2%

U.S. Government Agency Obligations - 10.9%
Fannie Mae:
0.375% 12/28/12	63,570	63,675
0.5% 8/9/13	113,825	114,109
0.75% 2/26/13	74,012	74,506
0.75% 12/18/13	4,390	4,418
0.875% 8/28/14	244,214	246,646
1.125% 6/27/14	93,049	94,742
4.375% 9/15/12	55,723	58,093
4.625% 10/15/13	74,550	81,208
Freddie Mac:
0.75% 3/28/13	7,137	7,186
1% 7/30/14	64,928	65,832
1% 8/27/14	139,986	141,899
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		952,314
U.S. Treasury Obligations - 35.1%
U.S. Treasury Notes:
0.375% 6/30/13	394,140	395,433
0.5% 5/31/13	81,741	82,175
0.5% 8/15/14	289,272	290,765
0.625% 7/15/14	1,122,352	1,132,367
0.75% 5/31/12	61,275	61,572
0.75% 6/15/14	208,941	211,569
1.375% 2/15/13	212,187	215,851
1.75% 4/15/13 (f)	551,164	565,070
1.75% 7/31/15	20,581	21,494
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.375% 9/30/14	$ 23,131	$ 24,551
2.375% 10/31/14	63,074	67,011
TOTAL U.S. TREASURY OBLIGATIONS		3,067,858
Other Government Related - 1.2%
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (d)	22,590	22,992
1.875% 11/15/12 (FDIC Guaranteed) (d)	16,200	16,503
2.25% 12/10/12 (FDIC Guaranteed) (d)	16,520	16,920
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (d)	19,730	20,102
2.625% 12/28/12 (FDIC Guaranteed) (d)	17,600	18,138
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	12,000	12,198
TOTAL OTHER GOVERNMENT RELATED		106,853
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,082,175)		4,127,025
U.S. Government Agency - Mortgage Securities - 5.2%

Fannie Mae - 3.7%
1.918% 2/1/33 (h)	216	223
1.946% 7/1/35 (h)	98	101
1.975% 10/1/33 (h)	240	247
1.987% 3/1/35 (h)	182	189
2.032% 12/1/34 (h)	229	236
2.051% 10/1/33 (h)	123	128
2.145% 3/1/35 (h)	2,336	2,416
2.175% 3/1/35 (h)	41	43
2.271% 5/1/33 (h)	57	60
2.301% 7/1/34 (h)	123	128
2.303% 6/1/36 (h)	226	235
2.412% 10/1/35 (h)	445	459
2.457% 3/1/35 (h)	122	128
2.46% 5/1/35 (h)	3,014	3,164
2.494% 11/1/36 (h)	445	469
2.496% 12/1/33 (h)	1,493	1,568
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.504% 11/1/36 (h)	$ 3,383	$ 3,554
2.51% 2/1/35 (h)	3,153	3,313
2.519% 7/1/35 (h)	2,527	2,656
2.528% 7/1/35 (h)	980	1,027
2.539% 10/1/35 (h)	11,565	12,179
2.55% 10/1/33 (h)	331	349
2.551% 12/1/34 (h)	1,801	1,898
2.574% 11/1/34 (h)	1,607	1,675
2.663% 11/1/34 (h)	13,255	13,994
2.717% 8/1/35 (h)	2,165	2,264
2.769% 4/1/35 (h)	5,087	5,345
3% 7/1/21 to 9/1/21	110,091	114,999
3.019% 8/1/41 (h)	3,525	3,666
3.191% 1/1/40 (h)	5,986	6,276
3.237% 10/1/35 (h)	733	771
3.274% 1/1/40 (h)	14,320	15,023
3.275% 2/1/40 (h)	10,054	10,561
3.343% 1/1/40 (h)	8,438	8,872
3.467% 3/1/40 (h)	6,902	7,253
3.54% 12/1/39 (h)	1,650	1,735
3.559% 2/1/40 (h)	3,588	3,770
3.604% 3/1/40 (h)	6,761	7,143
3.66% 3/1/40 (h)	4,012	4,222
3.692% 5/1/40 (h)	3,825	4,025
3.701% 5/1/40 (h)	4,433	4,663
3.734% 1/1/40 (h)	3,530	3,716
3.764% 10/1/39 (h)	8,454	8,924
3.788% 6/1/40 (h)	3,909	4,110
4.5% 8/1/18 to 7/1/20	33,881	36,151
5.5% 10/1/17 to 1/1/20	9,720	10,576
6.5% 9/1/12 to 8/1/17	4,358	4,598
7% 10/1/12 to 11/1/18	916	990
7.5% 6/1/12 to 11/1/31	26	27
TOTAL FANNIE MAE		320,119
Freddie Mac - 1.5%
2.375% 4/1/35 (h)	3,701	3,885
2.499% 1/1/35 (h)	154	162
2.561% 11/1/35 (h)	1,615	1,692
2.561% 6/1/37 (h)	2,161	2,289
2.887% 8/1/36 (h)	1,237	1,292
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
2.942% 3/1/33 (h)	$ 37	$ 40
2.984% 8/1/41 (h)	7,200	7,487
2.995% 8/1/41 (h)	3,600	3,746
3% 8/1/21	21,390	22,456
3.075% 9/1/41 (h)	4,325	4,502
3.086% 8/1/34 (h)	847	883
3.213% 7/1/41 (h)	5,731	5,992
3.261% 10/1/35 (h)	344	367
3.52% 12/1/39 (h)	4,076	4,264
3.55% 4/1/40 (h)	4,307	4,522
3.58% 4/1/40 (h)	3,977	4,183
3.612% 2/1/40 (h)	9,164	9,633
3.8% 4/1/40 (h)	3,689	3,875
3.972% 3/1/40 (h)	3,903	4,133
4.5% 8/1/18 to 11/1/18	27,733	29,586
5% 4/1/20	11,918	12,863
8.5% 5/1/27 to 7/1/28	265	310
12% 11/1/19	7	7
TOTAL FREDDIE MAC		128,169
Ginnie Mae - 0.0%
7% 11/15/27 to 8/15/32	2,457	2,819
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $440,895)		451,107
Asset-Backed Securities - 9.5%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34 (AMBAC Insured)	2,049	1,543
Series 2005-1 Class M1, 0.6884% 4/25/35 (h)	968	640
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.9684% 3/25/34 (h)	3	3
Class M2, 1.8684% 3/25/34 (h)	115	86
Series 2005-HE2 Class M2, 0.6684% 4/25/35 (h)	94	91
Series 2006-OP1:
Class M1, 0.4984% 4/25/36 (h)	8,000	602
Class M4, 0.5884% 4/25/36 (h)	74	0*
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (h)	$ 352	$ 4
Ally Auto Receivables Trust:
Series 2009 B Class A3, 1.98% 10/15/13 (c)	10,855	10,930
Series 2009-A Class A3, 2.33% 6/17/13 (c)	2,113	2,129
Series 2010-1:
Class A3, 1.45% 5/15/14	1,268	1,274
Class A4, 2.3% 12/15/14	12,920	13,294
Series 2010-4 Class A3, 0.91% 11/17/14	11,420	11,438
Series 2010-5 Class A3, 1.11% 1/15/15	10,430	10,475
Series 2011-1 Class A3, 1.38% 1/15/15	9,980	10,073
Series 2011-2 Class A3, 1.18% 4/15/15	8,520	8,586
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (c)	2,980	3,065
Series 2011-1 Class A2, 2.15% 1/15/16	26,800	27,330
Series 2011-3 Class A2, 1.81% 5/15/16	6,240	6,309
AmeriCredit Automobile Receivable Trust Series 2011-3 Class A3, 1.17% 1/8/16	4,620	4,630
AmeriCredit Automobile Receivables Trust:
Series 2007-AX Class A4, 0.2451% 10/6/13 (XL Capital Assurance, Inc. Insured) (h)	8,858	8,795
Series 2007-CM Class A4B, 0.2851% 4/7/14 (National Public Finance Guarantee Corp. Insured) (h)	12,440	12,331
Series 2010-3 Class A2, 0.77% 12/9/13	5,471	5,472
Series 2010-4 Class A3, 1.27% 4/8/15	10,300	10,319
Series 2010-B Class A2, 1.18% 2/6/14 (Assured Guaranty Corp. Insured)	3,593	3,588
Series 2011-1 Class A3, 1.39% 9/8/15	6,060	6,091
Series 2011-2 Class A3, 1.61% 10/8/15	12,680	12,852
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 0.7684% 4/25/34 (h)	90	30
Series 2005-R2 Class M1, 0.6684% 4/25/35 (h)	1,390	1,212
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9673% 3/25/34 (h)	378	254
Series 2004-W7 Class M1, 0.7684% 5/25/34 (h)	227	164
Series 2006-W4 Class A2C, 0.3784% 5/25/36 (h)	911	231
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE2 Class M1, 0.5884% 3/25/36 (h)	44	1
Axon Financial Funding Ltd. 0.8458% 4/4/17 (a)(c)(h)	2,749	0
Bank of America Auto Trust:
Series 2009-1A:
Class A3, 2.67% 7/15/13 (c)	3,524	3,543
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Bank of America Auto Trust: - continued
Series 2009-1A: - continued
Class A4, 3.52% 6/15/16 (c)	$ 5,400	$ 5,537
Series 2009-2A Class A3, 2.13% 9/15/13 (c)	1,921	1,930
Series 2009-3A Class A3, 1.67% 12/15/13 (c)	6,184	6,212
Series 2010-2 Class A3, 1.31% 7/15/14	13,020	13,083
Bank One Issuance Trust Series 2003-A8, 0.4572% 5/16/16 (h)	9,000	9,026
BMW Vehicle Lease Trust:
Series 2010-1 Class A3, 0.82% 4/15/13	10,920	10,927
Series 2011-1 Class A3, 1.06% 2/20/14	12,450	12,499
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.2565% 12/25/24 (h)	984	859
C-BASS Trust Series 2006-CB7 Class A2, 0.2784% 10/25/36 (h)	5	5
Capital Auto Receivables Asset Trust Series 2007-1:
Class B, 5.15% 9/17/12	5,754	5,811
Class C, 5.38% 11/15/12	139	143
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	950	955
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14 (FGIC Insured)	9,191	9,319
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	4,100	4,389
Capital Trust Ltd. Series 2004-1:
Class A2, 0.663% 7/20/39 (c)(h)	191	137
Class B, 0.963% 7/20/39 (c)(h)	178	69
Class C, 1.313% 7/20/39 (c)(h)	229	9
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5184% 7/25/36 (h)	768	39
Series 2006-NC4 Class M1, 0.5184% 10/25/36 (h)	53	1
Series 2007-RFC1 Class A3, 0.3584% 12/25/36 (h)	1,214	346
Chase Issuance Trust:
Series 2007-A17 Class A, 5.12% 10/15/14	18,128	19,059
Series 2008-A4 Class A4, 4.65% 3/15/15	7,180	7,629
Series 2011-A1 Class A1, 0.3972% 3/16/15 (h)	20,170	20,170
Series 2011-A2 Class A2, 0.2972% 5/15/15 (h)	32,650	32,650
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	8,260	8,270
Citibank Credit Card Issuance Trust:
Series 2008-A5 Class A5, 4.85% 4/22/15	28,416	30,393
Series 2009-A5 Class A5, 2.25% 12/23/14	35,560	36,356
CitiFinancial Auto Issuance Trust Series 2009-1 Class A2, 1.83% 11/15/12 (c)	381	381
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.2784% 6/25/47 (h)	$ 10	$ 10
Series 2007-4 Class A1A, 0.3073% 9/25/37 (h)	94	89
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (c)	222	0
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 0.7184% 7/25/34 (h)	302	219
Series 2004-3 Class M4, 1.1884% 4/25/34 (h)	107	53
Series 2004-4 Class M2, 1.0134% 6/25/34 (h)	396	173
Series 2005-3 Class MV1, 0.6384% 8/25/35 (h)	384	372
Series 2005-AB1 Class A2, 0.4284% 8/25/35 (h)	32	32
Discover Card Master Trust Series 2011-A2 Class A2, 0.3965% 11/16/15 (h)	15,310	15,310
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.6401% 5/28/35 (h)	634	437
Class AB3, 0.5908% 5/28/35 (h)	273	179
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.3934% 8/25/34 (h)	196	112
Series 2006-2 Class M1, 0.5284% 7/25/36 (h)	6,145	143
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.91% 7/15/13 (c)	11,120	11,138
Ford Credit Auto Lease Trust 2011-A Series 2011-A Class A3, 1.03% 7/15/14	15,460	15,509
Ford Credit Auto Owner Trust:
Series 2007-A:
Class B, 5.6% 10/15/12	2,575	2,606
Class C, 5.8% 2/15/13	4,100	4,158
Series 2009-B Class A3, 2.79% 8/15/13	3,095	3,120
Series 2009-C Class A4, 4.43% 11/15/14	6,210	6,533
Series 2009-D Class A3, 2.17% 10/15/13	2,052	2,068
Series 2009-E Class A3, 1.51% 1/15/14	7,816	7,853
Series 2010-B Class A3, 0.98% 10/15/14	7,150	7,176
Series 2011-B Class A3, 0.84% 6/15/15	7,140	7,168
Ford Credit Floorplan Master Owner Trust:
Series 2010-1 Class A, 1.8572% 12/15/14 (c)(h)	5,880	5,971
Series 2010-5 Class A1, 1.5% 9/15/15	7,430	7,491
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	4	4
Series 2007-1:
Class A4, 5.03% 2/16/15	703	703
Class C, 5.43% 2/16/15	9,937	9,948
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.6434% 11/25/34 (h)	$ 410	$ 48
Class M5, 1.7184% 11/25/34 (h)	262	17
Series 2005-A:
Class M3, 0.7084% 1/25/35 (h)	639	252
Class M4, 0.8984% 1/25/35 (h)	245	63
Series 2006-A Class M1, 0.5184% 5/25/36 (h)	7,279	388
Series 2006-D Class M1, 0.4484% 11/25/36 (h)	41	1
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6918% 2/25/47 (c)(h)	1,714	1,011
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	2,050	1,632
GE Business Loan Trust:
Series 2003-1 Class A, 0.6372% 4/15/31 (c)(h)	160	150
Series 2006-2A:
Class A, 0.3872% 11/15/34 (c)(h)	226	187
Class B, 0.4872% 11/15/34 (c)(h)	82	53
Class C, 0.5872% 11/15/34 (c)(h)	136	67
Class D, 0.9572% 11/15/34 (c)(h)	52	12
GE Capital Credit Card Master Note Trust Series 2009-3 Class A, 2.54% 9/15/14	15,000	14,983
Goal Capital Funding Trust Series 2007-1 Class C1, 0.6465% 6/25/42 (h)	136	106
GSAMP Trust:
Series 2004-AR1 Class M1, 0.8684% 6/25/34 (h)	1,604	991
Series 2007-HE1 Class M1, 0.4684% 3/25/47 (h)	658	30
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.6184% 9/25/46 (c)(h)	2,110	907
Class C, 0.7684% 9/25/46 (c)(h)	9,428	1,508
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5384% 8/25/33 (h)	99	69
Series 2003-3 Class M1, 1.5084% 8/25/33 (h)	488	387
Series 2003-5 Class A2, 0.9184% 12/25/33 (h)	205	136
Series 2004-1 Class M2, 1.9184% 6/25/34 (h)	408	195
Series 2005-5 Class 2A2, 0.4684% 11/25/35 (h)	32	32
Series 2006-1 Class 2A3, 0.4434% 4/25/36 (h)	486	473
Honda Auto Receivables Owner Trust:
Series 2008-1 Class A4, 4.88% 9/18/14	2,789	2,794
Series 2009-3 Class A3, 2.31% 5/15/13	1,896	1,908
Series 2010-1 Class A4, 1.98% 5/23/16	2,870	2,924
Series 2010-2 Class A3, 1.34% 3/18/14	8,620	8,671
Series 2010-3 Class A3, 0.7% 4/21/14	16,600	16,608
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Honda Auto Receivables Owner Trust: - continued
Series 2011-1 Class A4, 1.8% 4/17/17	$ 4,540	$ 4,654
Series 2011-2 Class A3, 0.94% 3/18/15	11,080	11,123
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.503% 3/20/36 (h)	441	367
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4084% 1/25/37 (h)	902	305
Hyundai Auto Lease Securitization Trust Series 2011-A Class A3, 1.02% 8/15/14 (c)	9,680	9,680
Hyundai Auto Receivables Trust:
Series 2009-A:
Class A3, 2.03% 8/15/13	2,308	2,323
Class A4, 3.15% 3/15/16	1,490	1,546
Series 2011-A Class A3, 1.16% 4/15/15	5,780	5,830
John Deere Owner Trust:
Seires 2011-A Class A3, 1.29% 1/15/16	12,090	12,215
Series 2009-B Class A-3, 1.57% 10/15/13	4,605	4,621
JPMorgan Auto Receivables Trust Series 2006-A Class C, 5.61% 12/15/14 (c)	756	757
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5184% 7/25/36 (h)	49	2
Series 2007-CH1:
Class AV4, 0.3484% 11/25/36 (h)	903	713
Class MV1, 0.4484% 11/25/36 (h)	734	470
Series 2007-CH3 Class M1, 0.5184% 3/25/37 (h)	137	5
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.5765% 12/27/29 (h)	449	397
Series 2006-A Class 2C, 1.3965% 3/27/42 (h)	516	129
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)	137	137
Long Beach Mortgage Loan Trust:
Series 2004-2 Class M2, 1.2984% 6/25/34 (h)	60	42
Series 2006-6 Class 2A3, 0.3684% 7/25/36 (h)	10,105	3,831
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (c)	916	934
Series 2006-1A:
Class B, 5.827% 4/20/28 (c)	358	362
Class C, 6.125% 4/20/28 (c)	358	360
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4784% 10/25/36 (h)	326	15
Series 2007-HE1 Class M1, 0.5184% 5/25/37 (h)	528	18
Mercedes-Benz Auto Lease Trust Series 2011-1A Class A3 1.18% 11/15/13 (c)	17,060	17,136
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Mercedes-Benz Auto Receivables Trust:
Series 2009-1 Class A3, 1.67% 1/15/14	$ 3,616	$ 3,640
Series 2011-1 Class A3, 0.85% 3/16/15	10,480	10,516
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9684% 7/25/34 (h)	42	27
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1934% 7/25/34 (h)	122	84
Series 2006-FM1 Class A2B, 0.3284% 4/25/37 (h)	1,118	812
Series 2006-OPT1 Class A1A, 0.4784% 6/25/35 (h)	1,386	989
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5584% 8/25/34 (h)	367	253
Series 2005-NC1 Class M1, 0.6584% 1/25/35 (h)	269	172
Series 2005-NC2 Class B1, 1.3884% 3/25/35 (h)	280	36
Series 2006-NC4 Class A2D, 0.4584% 6/25/36 (h)	7,135	2,150
Series 2007-HE2 Class M1, 0.4684% 1/25/37 (h)	61	0*
National Collegiate Student Loan Trust:
Series 2004-2 Class A, 9.75% 10/27/14 (j)	4,449	405
Series 2006-3 Class A, 7.1% 1/25/12 (j)	20,168	403
Series 2006-4:
Class A1, 0.2484% 3/25/25 (h)	5	5
Class A, 6.35% 2/27/12 (j)	4,953	110
Class D, 1.3184% 5/25/32 (h)	398	1
Series 2007-1 Class A, 7.27% 4/25/12 (j)	380	15
Series 2007-2 Class A, 6.7% 7/25/12 (j)	323	17
New Century Home Equity Loan Trust Series 2005-D Class M2, 0.6884% 2/25/36 (h)	327	65
Nissan Auto Lease Trust:
Series 2009-B Class A3, 2.07% 1/15/15	1,446	1,447
Series 2010-A Class A2, 1.1% 3/15/13	612	612
Series 2010-B:
Class A3, 1.12% 12/15/13	9,585	9,627
Class A4, 1.27% 10/15/16	3,970	3,997
Series 2011-A Class A3, 1.04% 8/15/14	13,170	13,226
Nissan Auto Receivables Owner Trust:
Series 2010-A Class A4, 1.31% 9/15/16	5,520	5,577
Series 2011-A Class A3, 1.18% 2/16/15	7,200	7,265
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.0228% 10/30/45 (h)	4,318	4,066
Ocala Funding LLC:
Series 2005-1A Class A, 1.713% 3/20/10 (a)(c)(h)	381	0
Series 2006-1A Class A, 1.613% 3/20/11 (a)(c)(h)	792	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3084% 5/25/37 (h)	2	2
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Option One Mortgage Loan Trust: - continued
Series 2007-6 Class 2A1, 0.2784% 7/25/37 (h)	$ 7	$ 6
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4684% 9/25/34 (h)	3,309	1,935
Class M4, 1.6684% 9/25/34 (h)	460	189
Series 2005-WCH1:
Class M2, 0.7384% 1/25/36 (h)	944	855
Class M4, 1.0484% 1/25/36 (h)	994	501
Series 2005-WHQ2 Class M7, 1.4684% 5/25/35 (h)	1,178	8
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33 (AMBAC Insured)	776	716
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0184% 4/25/33 (h)	3	3
Santander Drive Auto Receivables Trust:
Series 2010-2 Class A2, 0.95% 8/15/13	10,838	10,843
Series 2010-3 Class A2, 0.93% 6/17/13	5,628	5,631
Series 2011-1, Class A2, 0.94% 2/18/14	9,690	9,684
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0134% 3/25/35 (h)	968	758
Securitized Asset Backed Receivables LLC Trust Series 2005-FR4 Class B3, 1.9384% 1/25/36 (h)	6	0*
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3363% 3/20/19 (FGIC Insured) (c)(h)	378	361
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 0.447% 6/15/21 (h)	7,419	7,204
Series 2004-A:
Class B, 0.827% 6/15/33 (h)	2,087	1,235
Class C, 1.197% 6/15/33 (h)	5,771	2,656
Series 2004-B Class C, 1.117% 9/15/33 (h)	8,600	4,641
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (c)	157	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9434% 9/25/34 (h)	46	24
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (c)	167	174
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0784% 9/25/34 (h)	386	260
Toyota Auto Receivables Owner Trust Series 2010-B Class M3, 1.04% 2/18/14	4,710	4,728
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8058% 4/6/42 (c)(h)	266	20
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
USAA Auto Owner Trust Series 2009-2 Class A3, 1.54% 2/18/14	$ 4,773	$ 4,796
Volkswagen Auto Lease Trust Series 2010-A:
Class A3, 0.99% 11/20/13	16,770	16,806
Class A4, 1.18% 10/20/15	970	975
Volkswagen Auto Loan Enhanced Trust Series 2011-1 Class A3, 1.22% 6/22/15	18,410	18,623
Wachovia Auto Owner Trust Series 2008-A Class A4B, 1.363% 3/20/14 (h)	6,134	6,168
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (c)	598	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (c)	5	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.053% 10/25/44 (c)(h)	5,586	3,128
World Omni Automobile Lease Securitization Trust Series 2011-A, Class A3, 1.49% 10/15/14	7,210	7,263
TOTAL ASSET-BACKED SECURITIES (Cost $881,819)		832,449
Collateralized Mortgage Obligations - 4.1%

Private Sponsor - 1.6%
Ally Auto Receivables Trust sequential payer Series 2011-3 Class A3, 0.97% 8/17/15	10,980	11,029
Arran Residential Mortgages Funding PLC floater Series 2011-1A Clasee A1C, 1.5372% 11/19/47 (c)(h)	14,604	14,583
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (c)	2,965	3,016
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 5.0551% 5/20/36 (h)	2,291	2,316
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4172% 3/15/22 (c)(h)	112	112
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.9045% 1/25/34 (h)	288	254
Series 2004-1 Class 2A2, 3.2303% 10/25/34 (h)	200	171
Series 2004-A Class 2A2, 2.8478% 2/25/34 (h)	55	47
Series 2004-B:
Class 1A1, 2.7465% 3/25/34 (h)	58	50
Class 2A2, 2.8677% 3/25/34 (h)	178	159
Series 2004-D Class 2A2, 2.8857% 5/25/34 (h)	406	355
Series 2004-G Class 2A7, 2.9352% 8/25/34 (h)	377	321
Series 2004-H Class 2A1, 3.1632% 9/25/34 (h)	329	277
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4258% 10/12/41 (c)(h)(j)	$ 882	$ 8
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (c)	2,020	0
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.7846% 11/25/34 (h)	27	24
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4373% 8/27/47 (c)(h)	8,150	8,146
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (c)	5,025	4,993
Gracechurch Mortgage Financing PLC floater:
Series 2006-1 Class D2, 0.7678% 11/20/56 (c)(h)	1,751	1,739
Series 2007-1A Class 3A1, 0.3778% 11/20/56 (c)(h)	6,269	6,222
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.313% 12/20/54 (h)	49	22
Series 2006-1A Class C2, 1.413% 12/20/54 (c)(h)	4,170	1,949
Series 2006-2:
Class C1, 1.153% 12/20/54 (h)	15,090	7,055
Class M2, 0.673% 12/20/54 (h)	3,000	1,920
Series 2006-3 Class C2, 0.713% 12/20/54 (h)	6,611	3,091
Series 2006-4:
Class B1, 0.303% 12/20/54 (h)	13,366	10,593
Class C1, 0.593% 12/20/54 (h)	8,172	3,820
Class M1, 0.383% 12/20/54 (h)	3,521	2,253
Series 2007-1:
Class 1C1, 0.813% 12/20/54 (h)	1,340	626
Class 1M1, 0.513% 12/20/54 (h)	881	564
Class 2C1, 1.173% 12/20/54 (h)	610	285
Class 2M1, 0.713% 12/20/54 (h)	1,132	724
Series 2007-2 Class 2C1, 0.6402% 12/17/54 (h)	1,568	733
Granite Mortgages Series 2003-2 Class 1A3, 0.7513% 7/20/43 (h)	5,629	5,374
Granite Mortgages PLC floater:
Series 2003-3:
Class 1A3, 0.6513% 1/20/44 (h)	183	175
Class 1C, 2.7013% 1/20/44 (h)	2,644	1,799
Series 2004-1 Class 2A1, 0.5665% 3/20/44 (h)	8,735	8,294
Series 2004-3 Class 2A1, 0.3865% 9/20/44 (h)	1,045	995
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4284% 5/25/47 (h)	$ 606	$ 390
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3884% 2/25/37 (h)	983	659
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.377% 6/15/22 (c)(h)	151	147
Class C, 0.397% 6/15/22 (c)(h)	926	865
Class D, 0.407% 6/15/22 (c)(h)	356	331
Class E, 0.417% 6/15/22 (c)(h)	570	524
Class F, 0.447% 6/15/22 (c)(h)	984	895
Class G, 0.517% 6/15/22 (c)(h)	214	190
Class H, 0.537% 6/15/22 (c)(h)	428	372
Class J, 0.577% 6/15/22 (c)(h)	499	430
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5184% 3/25/37 (h)	1,778	78
Permanent Master Issuer PLC floater Series 2007-1 Class 4A, 0.3293% 10/15/33 (h)	19,130	19,056
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5558% 7/10/35 (c)(h)	678	532
Class B6, 3.0558% 7/10/35 (c)(h)	80	59
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	193	204
Series 2004-SL3 Class A1, 7% 8/25/16	12	12
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6684% 6/25/33 (c)(h)	174	159
Sasco Net Interest Margin Trust Series 2006-BC1A Class A, 6.25% 3/27/36 (c)	1,466	0
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.275% 7/20/34 (h)	25	17
Structured Asset Securities Corp. Series 2004-21XS Class 2A3, 4.32% 12/25/34	3,618	3,560
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.3873% 9/25/36 (h)	2,204	1,589
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR2 Class 2A2, 2.7427% 3/25/35 (h)	621	541
Series 2005-AR3 Class 2A1, 2.7804% 3/25/35 (h)	734	648
TOTAL PRIVATE SPONSOR		135,352
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 2.5%
Fannie Mae:
planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	$ 772	$ 786
Series 2006-53 Class WB, 6% 12/25/31	5,992	6,087
Series 2006-64 Class PA, 5.5% 2/25/30	1,387	1,385
sequential payer Series 2009-31 Class A, 4% 2/25/24	4,187	4,436
Series 2010-123 Class DL, 3.5% 11/25/25	6,201	6,489
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2008-76 Class EF, 0.7184% 9/25/23 (h)	2,285	2,289
Series 2010-86 Class FE, 0.6684% 8/25/25 (h)	10,329	10,359
planned amortization class Series 2006-54 Class PE, 6% 2/25/33	3,437	3,687
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	1,888	2,106
Series 2002-56 Class MC, 5.5% 9/25/17	1,056	1,139
Series 2003-129 Class GF, 0.6184% 4/25/30 (h)	816	817
Series 2003-76 Class BA, 4.5% 3/25/18	4,219	4,439
Series 2011-16 Class FB, 0.3684% 3/25/31 (h)	23,908	23,829
Series 2010-143 Class B, 3.5% 12/25/25	9,628	10,086
Freddie Mac Multi-class participation certificates guaranteed:
floater Series 3346 Class FA, 0.4372% 2/15/19 (h)	20,724	20,755
planned amortization class:
Series 2382 Class MB, 6% 11/15/16	2,094	2,266
Series 2394 Class KD, 6% 12/15/16	1,139	1,230
Series 2417 Class EH, 6% 2/15/17	664	719
Series 2535 Class PC, 6% 9/15/32	1,995	2,134
Series 2770 Class UD, 4.5% 5/15/17	5,978	6,109
Series 2866 Class XE, 4% 12/15/18	8,224	8,574
Series 2901 Class UM, 4.5% 1/15/30	5,419	5,527
Series 3792, 0.6072% 11/15/40 (h)	24,940	25,028
sequential payer:
Series 2609 Class UJ, 6% 2/15/17	723	741
Series 2635 Class DG, 4.5% 1/15/18	4,571	4,767
Series 2915 Class DC, 4.5% 3/15/19	4,312	4,450
Series 2970 Class YA, 5% 9/15/18	685	696
Series 3427 Class FX, 0.3572% 8/15/18 (h)	2,542	2,540
Series 3555:
Class CM, 4% 12/15/14	19,702	20,201
Class KH, 4% 12/15/14	21,251	21,882
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 3560 Class LA, 2% 8/15/14	$ 4,891	$ 4,936
Series 3573 Class LC, 1.85% 8/15/14	8,356	8,438
TOTAL U.S. GOVERNMENT AGENCY		218,927
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $362,749)		354,279
Commercial Mortgage Securities - 4.0%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.3868% 2/14/43 (h)(j)	15,003	263
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2007-1 Class A2, 5.381% 1/15/49	2,257	2,262
Series 2004-6 Class XP, 0.4113% 12/10/42 (h)(j)	20,304	26
Series 2005-4 Class XP, 0.1878% 7/10/45 (h)(j)	41,490	92
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.6772% 3/15/22 (c)(h)	415	373
Class G, 0.7372% 3/15/22 (c)(h)	2,159	1,921
Class H, 0.9872% 3/15/22 (c)(h)	3,540	3,080
Series 2006-BIX1:
Class F, 0.5172% 10/15/19 (c)(h)	1,104	1,035
Class G, 0.5372% 10/15/19 (c)(h)	1,645	1,460
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0684% 12/25/33 (c)(h)	48	34
Series 2004-1:
Class A, 0.5784% 4/25/34 (c)(h)	2,194	1,836
Class B, 2.1184% 4/25/34 (c)(h)	233	132
Class M1, 0.7784% 4/25/34 (c)(h)	199	142
Class M2, 1.4184% 4/25/34 (c)(h)	174	120
Series 2004-2:
Class A, 0.6484% 8/25/34 (c)(h)	1,681	1,373
Class M1, 0.7984% 8/25/34 (c)(h)	561	408
Series 2004-3:
Class A1, 0.5884% 1/25/35 (c)(h)	3,040	2,376
Class A2, 0.6384% 1/25/35 (c)(h)	431	342
Class M1, 0.7184% 1/25/35 (c)(h)	214	149
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2004-3:
Class M2, 1.2184% 1/25/35 (c)(h)	$ 121	$ 81
Series 2005-2A:
Class A1, 0.5284% 8/25/35 (c)(h)	826	646
Class M1, 0.6484% 8/25/35 (c)(h)	57	33
Class M2, 0.6984% 8/25/35 (c)(h)	94	51
Class M3, 0.7184% 8/25/35 (c)(h)	52	28
Class M4, 0.8284% 8/25/35 (c)(h)	48	24
Series 2005-3A:
Class A1, 0.5384% 11/25/35 (c)(h)	429	324
Class A2, 0.6184% 11/25/35 (c)(h)	298	227
Class M1, 0.6584% 11/25/35 (c)(h)	51	31
Class M2, 0.7084% 11/25/35 (c)(h)	64	37
Class M3, 0.7284% 11/25/35 (c)(h)	58	32
Class M4, 0.8184% 11/25/35 (c)(h)	72	35
Series 2005-4A:
Class A2, 0.6084% 1/25/36 (c)(h)	4,085	3,034
Class B1, 1.6184% 1/25/36 (c)(h)	320	63
Class M1, 0.6684% 1/25/36 (c)(h)	1,304	773
Class M2, 0.6884% 1/25/36 (c)(h)	424	224
Class M3, 0.7184% 1/25/36 (c)(h)	562	276
Class M4, 0.8284% 1/25/36 (c)(h)	312	140
Class M5, 0.8684% 1/25/36 (c)(h)	312	119
Class M6, 0.9184% 1/25/36 (c)(h)	317	96
Series 2006-1:
Class A2, 0.5784% 4/25/36 (c)(h)	1,345	1,002
Class M1, 0.5984% 4/25/36 (c)(h)	418	246
Class M2, 0.6184% 4/25/36 (c)(h)	442	243
Class M3, 0.6384% 4/25/36 (c)(h)	380	195
Class M4, 0.7384% 4/25/36 (c)(h)	216	101
Class M5, 0.7784% 4/25/36 (c)(h)	208	87
Class M6, 0.8584% 4/25/36 (c)(h)	453	169
Series 2006-2A:
Class A1, 0.4484% 7/25/36 (c)(h)	1,497	1,118
Class A2, 0.4984% 7/25/36 (c)(h)	1,109	814
Class B1, 1.0884% 7/25/36 (c)(h)	401	135
Class B3, 2.9184% 7/25/36 (c)(h)	662	188
Class M1, 0.5284% 7/25/36 (c)(h)	1,164	697
Class M2, 0.5484% 7/25/36 (c)(h)	819	448
Class M3, 0.5684% 7/25/36 (c)(h)	648	349
Class M4, 0.6384% 7/25/36 (c)(h)	435	225
Class M5, 0.6884% 7/25/36 (c)(h)	536	269
Class M6, 0.7584% 7/25/36 (c)(h)	842	321
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-3A:
Class B1, 1.0184% 10/25/36 (c)(h)	$ 95	$ 8
Class B2, 1.5684% 10/25/36 (c)(h)	69	3
Class B3, 2.8184% 10/25/36 (c)(h)	24	0*
Class M4, 0.6484% 10/25/36 (c)(h)	105	27
Class M5, 0.6984% 10/25/36 (c)(h)	126	25
Class M6, 0.7784% 10/25/36 (c)(h)	246	37
Series 2006-4A:
Class A1, 0.4484% 12/25/36 (c)(h)	485	344
Class A2, 0.4884% 12/25/36 (c)(h)	2,199	1,495
Class B1, 0.9184% 12/25/36 (c)(h)	76	10
Class B2, 1.4684% 12/25/36 (c)(h)	78	8
Class B3, 2.6684% 12/25/36 (c)(h)	132	8
Class M1, 0.5084% 12/25/36 (c)(h)	158	65
Class M2, 0.5284% 12/25/36 (c)(h)	105	39
Class M3, 0.5584% 12/25/36 (c)(h)	107	36
Class M4, 0.6184% 12/25/36 (c)(h)	128	36
Class M5, 0.6584% 12/25/36 (c)(h)	118	26
Class M6, 0.7384% 12/25/36 (c)(h)	105	19
Series 2007-1:
Class A2, 0.4884% 3/25/37 (c)(h)	2,269	1,475
Class B1, 0.8884% 3/25/37 (c)(h)	728	87
Class B2, 1.3684% 3/25/37 (c)(h)	525	52
Class B3, 3.5684% 3/25/37 (c)(h)	828	37
Class M1, 0.4884% 3/25/37 (c)(h)	616	228
Class M2, 0.5084% 3/25/37 (c)(h)	463	139
Class M3, 0.5384% 3/25/37 (c)(h)	411	111
Class M4, 0.5884% 3/25/37 (c)(h)	316	76
Class M5, 0.6384% 3/25/37 (c)(h)	516	98
Class M6, 0.7184% 3/25/37 (c)(h)	721	115
Series 2007-2A:
Class A1, 0.4884% 7/25/37 (c)(h)	390	270
Class A2, 0.5384% 7/25/37 (c)(h)	366	213
Class B1, 1.8184% 7/25/37 (c)(h)	114	8
Class B2, 2.4684% 7/25/37 (c)(h)	99	5
Class B3, 3.5684% 7/25/37 (c)(h)	111	3
Class M1, 0.5884% 7/25/37 (c)(h)	130	41
Class M2, 0.6284% 7/25/37 (c)(h)	72	17
Class M3, 0.7084% 7/25/37 (c)(h)	73	13
Class M4, 0.8684% 7/25/37 (c)(h)	142	21
Class M5, 0.9684% 7/25/37 (c)(h)	125	16
Class M6, 1.2184% 7/25/37 (c)(h)	159	16
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class A2, 0.5084% 7/25/37 (c)(h)	$ 563	$ 346
Class B1, 1.1684% 7/25/37 (c)(h)	491	63
Class B2, 1.8184% 7/25/37 (c)(h)	1,265	115
Class B3, 4.2184% 7/25/37 (c)(h)	493	21
Class M1, 0.5284% 7/25/37 (c)(h)	424	168
Class M2, 0.5584% 7/25/37 (c)(h)	455	151
Class M3, 0.5884% 7/25/37 (c)(h)	738	203
Class M4, 0.7184% 7/25/37 (c)(h)	1,158	267
Class M5, 0.8184% 7/25/37 (c)(h)	587	116
Class M6, 1.0184% 7/25/37 (c)(h)	447	74
Series 2007-4A:
Class A2, 0.7684% 9/25/37 (c)(h)	4,517	1,898
Class B1, 2.7684% 9/25/37 (c)(h)	763	11
Class B2, 3.6684% 9/25/37 (c)(h)	2,012	10
Class M1, 1.1684% 9/25/37 (c)(h)	712	85
Class M2, 1.2684% 9/25/37 (c)(h)	712	71
Class M4, 1.8184% 9/25/37 (c)(h)	1,871	112
Class M5, 1.9684% 9/25/37 (c)(h)	1,871	75
Class M6, 2.1684% 9/25/37 (c)(h)	1,872	47
Series 2004-1 Class IO, 1.25% 4/25/34 (c)(j)	15,795	597
Series 2006-2A Class IO, 3.1745% 7/25/36 (b)(c)(j)	42,915	1,824
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AAB, 5.4525% 3/11/39 (h)	6,979	7,308
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8572% 3/15/19 (c)(h)	292	276
Class J, 1.0572% 3/15/19 (c)(h)	274	231
Series 2007-BBA8:
Class D, 0.4572% 3/15/22 (c)(h)	303	283
Class E, 0.5072% 3/15/22 (c)(h)	1,576	1,459
Class F, 0.5572% 3/15/22 (c)(h)	967	878
Class G, 0.6072% 3/15/22 (c)(h)	248	219
Class H, 0.7572% 3/15/22 (c)(h)	303	262
Class J, 0.9072% 3/15/22 (c)(h)	303	245
sequential payer:
Series 2006-PW12 Class A2, 5.688% 9/11/38	51	51
Series 2007-PW17:
Class A1, 5.282% 6/11/50	3,278	3,321
Class A2, 5.574% 6/11/50	3,020	3,061
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2003-PWR2 Class X2, 0.5275% 5/11/39 (c)(h)(j)	$ 55,343	$ 1
Series 2004-PWR6 Class X2, 0.6141% 11/11/41 (h)(j)	17,880	151
Series 2005-PWR9 Class X2, 0.3622% 9/11/42 (c)(h)(j)	112,943	838
Series 2006-PW13 Class A1, 5.294% 9/11/41	923	922
Series 2007-T28 Class A1, 5.422% 9/11/42	209	210
C-BASS Trust floater Series 2006-SC1 Class A, 0.4884% 5/25/36 (c)(h)	4,881	3,458
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 2.2784% 5/15/35 (c)(h)(j)	58,303	1,091
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5402% 8/15/21 (c)(h)	323	313
Class H, 0.5802% 8/15/21 (c)(h)	258	238
Series 2004-C2 Class XP, 0.9151% 10/15/41 (c)(h)(j)	21,713	53
Series 2007-C6 Class A1, 5.622% 12/10/49 (h)	130	130
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A2A, 5.237% 12/11/49	1,605	1,607
Series 2006-CD3 Class X3, 0.43% 10/15/48 (h)(j)	239,107	2,460
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2 Class A2, 5.334% 4/15/47	10,604	10,736
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4372% 4/15/17 (c)(h)	3,540	3,419
Class D, 0.5172% 4/15/17 (c)(h)	640	613
Class E, 0.5772% 4/15/17 (c)(h)	204	192
Class F, 0.6172% 4/15/17 (c)(h)	116	104
Class G, 0.7572% 4/15/17 (c)(h)	116	104
Class H, 0.8272% 4/15/17 (c)(h)	116	103
Class J, 1.0572% 4/15/17 (c)(h)	89	75
Series 2005-FL11:
Class F, 0.6572% 11/15/17 (c)(h)	125	114
Class G, 0.7072% 11/15/17 (c)(h)	87	77
Series 2006-CN2A Class A2FL, 0.4256% 2/5/19 (c)(h)	3,060	2,944
sequential payer Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (c)	7,645	7,601
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
sequential payer Series 2006-CN2A:
Class AJFX, 5.478% 2/5/19 (c)	$ 4,380	$ 4,412
Series 2005-LP5 Class XP, 0.2898% 5/10/43 (h)(j)	26,136	49
Series 2006-C8 Class XP, 0.469% 12/10/46 (h)(j)	4,172	45
Series 2006-CN2A Class E, 5.5699% 2/5/19 (c)(h)	4,440	4,385
Commercial Mortgage Asset Trust sequential payer Series 1999-C1 Class A3, 6.64% 1/17/32	0*	0
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A2, 5.702% 6/15/39 (h)	4,361	4,423
Series 2006-C5 Class ASP, 0.6723% 12/15/39 (h)(j)	195,837	2,824
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2002-CP5 Class A1, 4.106% 12/15/35	1,371	1,375
Series 2001-CK6 Class AX, 0.837% 8/15/36 (h)(j)	44,609	58
Series 2003-C4 Class A4, 5.137% 8/15/36	8,100	8,501
Series 2005-C1 Class ASP, 0.308% 2/15/38 (c)(h)(j)	178,945	344
Series 2005-C2 Class ASP, 0.5204% 4/15/37 (c)(h)(j)	35,216	137
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.3772% 2/15/22 (c)(h)	1,256	1,067
0.4772% 2/15/22 (c)(h)	448	359
Class F, 0.5272% 2/15/22 (c)(h)	897	699
Dbubs 2011 Lc3 Series 2011-LC3A Class A1, 2.365% 9/10/16	3,120	3,160
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class D, 6.484% 3/15/33	683	683
GE Capital Commercial Mortgage Corp.:
Series 2001-1 Class X1, 1.1681% 5/15/33 (c)(h)(j)	10,769	64
Series 2007-C1 Class XP, 0.193% 12/10/49 (h)(j)	3,325	14
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2:
Class A1, 4.576% 5/10/40	3,969	4,064
Class A2, 5.471% 5/10/40 (h)	4,180	4,451
Series 2004-C3 Class X2, 0.5803% 12/10/41 (h)(j)	17,690	30
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3956% 11/5/21 (c)(h)	8,330	8,102
sequential payer Series 2005-GG3 Class A2, 4.305% 8/10/42 (h)	10,044	10,045
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.: - continued
Series 2005-GG3 Class XP, 0.6673% 8/10/42 (c)(h)(j)	$ 75,137	$ 259
Series 2006-GG7 Class A2, 5.881% 7/10/38 (h)	5,652	5,648
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A Class F, 0.6451% 6/6/20 (c)(h)	562	512
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (c)(h)	4,021	3,862
Class D, 2.3636% 3/6/20 (c)(h)	1,390	1,335
Class E, 2.6688% 3/6/20 (c)(h)	1,905	1,830
Class F, 2.8433% 3/6/20 (c)(h)	967	931
Class G, 3.0177% 3/6/20 (c)(h)	479	463
Class H, 3.5846% 3/6/20 (c)(h)	799	777
Class J, 4.4568% 3/6/20 (c)(h)	1,146	1,122
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	4,810	4,857
Series 2006-GG6 Class A2, 5.506% 4/10/38	6,681	6,671
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	12,102	12,094
JP Morgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2005-LDP5 Class A2, 5.198% 12/15/44	7,862	7,879
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	3,310	3,331
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (c)(h)	16,580	16,247
sequential payer Series 2003-C1 Class A2, 4.985% 1/12/37	4,240	4,393
Series 2003-CB7 Class A4, 4.879% 1/12/38 (h)	3,513	3,688
Series 2006-LDP7 Class A2, 5.8661% 4/15/45 (h)	531	530
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class A2, 0.3372% 11/15/18 (c)(h)	5,000	4,752
Class D, 0.4372% 11/15/18 (c)(h)	128	115
Class E, 0.4872% 11/15/18 (c)(h)	183	163
Class F, 0.5372% 11/15/18 (c)(h)	274	239
Class G, 0.5672% 11/15/18 (c)(h)	238	200
Class H, 0.7072% 11/15/18 (c)(h)	183	146
sequential payer Series 2007-LD11 Class A2, 5.8019% 6/15/49 (h)	7,893	8,024
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	$ 4,908	$ 4,971
Series 2006-C6 Class A2, 5.262% 9/15/39 (h)	710	710
Series 2007-C1 Class A1, 5.391% 2/15/40 (h)	259	260
Series 2007-C6 Class A2, 5.845% 7/15/40	4,960	5,065
Series 2001-C3 Class B, 6.512% 6/15/36	442	442
Series 2006-C1 Class XCP, 0.3485% 2/15/41 (h)(j)	166,324	838
Series 2006-C6 Class XCP, 0.6735% 9/15/39 (h)(j)	104,297	1,382
Series 2007-C1 Class XCP, 0.472% 2/15/40 (h)(j)	38,776	389
Series 2007-C2 Class XCP, 0.525% 2/15/40 (h)(j)	188,272	2,369
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.5472% 9/15/21 (c)(h)	2,254	1,951
Class G, 0.5672% 9/15/21 (c)(h)	1,521	1,263
Class H, 0.6072% 9/15/21 (c)(h)	392	311
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-MKB2 Class A2, 4.806% 9/12/42	1,299	1,298
Series 2005-MCP1 Class XP, 0.6495% 6/12/43 (h)(j)	32,506	367
Series 2005-MKB2 Class XP, 0.2209% 9/12/42 (h)(j)	15,327	58
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A1, 5.175% 3/12/51	292	292
Series 2007-8 Class A1, 4.622% 8/12/49	471	472
Series 2007-9 Class A2, 5.59% 9/12/49	4,134	4,209
Series 2006-4 Class XP, 0.6205% 12/12/49 (h)(j)	74,683	1,411
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.407% 7/15/19 (c)(h)	241	145
Series 2007-XCLA Class A1, 0.408% 7/17/17 (c)(h)	439	399
Series 2007-XLFA:
Class B, 0.338% 10/15/20 (c)(h)	202	185
Class C, 0.368% 10/15/20 (c)(h)	2,400	2,169
Class D, 0.398% 10/15/20 (c)(h)	1,889	1,689
Class E, 0.458% 10/15/20 (c)(h)	562	497
Class F, 0.508% 10/15/20 (c)(h)	337	282
Class G, 0.548% 10/15/20 (c)(h)	417	326
Class H, 0.638% 10/15/20 (c)(h)	262	190
Class J, 0.788% 10/15/20 (c)(h)	300	180
Class MHRO, 0.898% 10/15/20 (c)(h)	156	131
Class MJPM, 1.208% 10/15/20 (c)(h)	8	7
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class NHRO, 1.098% 10/15/20 (c)(h)	$ 230	$ 184
sequential payer:
Series 2003-IQ4 Class A2, 4.07% 5/15/40	3,001	3,089
Series 2003-IQ5 Class X2, 0.9017% 4/15/38 (c)(h)(j)	20,893	0
Series 2007-IQ13 Class A1, 5.05% 3/15/44	20	20
Series 2007-IQ14 Class A2, 5.61% 4/15/49	10,419	10,567
Series 2007-T25 Class A1, 5.391% 11/12/49	43	43
Series 2003-IQ6 Class X2, 0.5881% 12/15/41 (c)(h)(j)	45,013	71
Series 2005-HQ5 Class X2, 0.1671% 1/14/42 (h)(j)	33,150	127
Series 2005-IQ9 Class X2, 1.0893% 7/15/56 (c)(h)(j)	32,968	158
Series 2005-TOP17 Class X2, 0.5972% 12/13/41 (h)(j)	25,521	221
Series 2006-HQ10 Class X2, 0.4923% 11/12/41 (c)(h)(j)	2,281	15
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	3,620	3,805
Structured Asset Securities Corp. Series 1997-LLI Class F, 7.3% 10/12/34 (c)	3,490	3,498
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4072% 1/15/18 (c)(h)	1,081	1,038
Series 2006-WL7A:
Class A1, 0.2765% 9/15/21 (c)(h)	18,647	17,987
Class E, 0.4902% 9/15/21 (c)(h)	938	833
Class F, 0.5502% 9/15/21 (c)(h)	1,264	1,111
Class G, 0.5702% 9/15/21 (c)(h)	1,198	1,006
Class J, 0.8072% 9/15/21 (c)(h)	266	191
Series 2007-WHL8:
Class AP1, 0.9072% 6/15/20 (c)(h)	68	61
Class AP2, 1.0072% 6/15/20 (c)(h)	112	98
Class F, 0.6872% 6/15/20 (c)(h)	2,172	1,412
Series 2003-C9 Class A4, 5.012% 12/15/35	10,660	11,286
Series 2006-C23 Class X, 0.0854% 1/15/45 (c)(h)(j)	879,013	1,815
Series 2007-C30 Class XP, 0.4412% 12/15/43 (c)(h)(j)	233,405	2,356
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C31A Class A2, 5.421% 4/15/47	$ 8,897	$ 9,257
WaMu Commercial Mortgage Securities Trust sequential payer Series 2005-C1A Class AJ, 5.19% 5/25/36 (c)	2,831	2,822
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $381,522)		353,622
Municipal Securities - 0.7%

California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/11 (h)(i)	3,500	3,500
Illinois Gen. Oblig. Series 2010, 3.321% 1/1/13	9,917	10,102
Indiana Fin. Auth.'s Econ. Dev. Bonds (Republic Svcs., Inc. Proj.) Series A, 1.25%, tender 12/1/11 (h)(i)	22,775	22,775
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.):
Series 2003 A, 1.9%, tender 4/2/12 (h)	3,000	3,017
Series 2007 B, 1.9%, tender 6/1/12 (h)	3,000	3,021
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (h)(i)	15,900	15,958
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 1.25%, tender 10/3/11 (h)(i)	3,700	3,700
TOTAL MUNICIPAL SECURITIES (Cost $61,784)		62,073
Foreign Government and Government Agency Obligations - 0.3%

Ontario Province 1.375% 1/27/14 (Cost $28,165)	28,250	28,720
Bank Notes - 0.1%

National City Bank, Cleveland 0.3539% 3/1/13 (h) (Cost $5,417)	5,470	5,443
Cash Equivalents - 0.2%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.07%, dated 8/31/11 due 9/1/11 (Collateralized by U.S. Government Obligations) # (Cost $19,262)	$ 19,262	$ 19,262
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $8,749,685)		8,752,570
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(4,453)
NET ASSETS - 100%		$ 8,748,117
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (g)	August 2034	$ 271	(150)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-Ca) (g)	Oct. 2034	323	(135)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ca) (g)	April 2032	129	(76)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (g)	Feb. 2034	4	(4)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-Ca) (g)

	Oct. 2034	$ 353	$ (133)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (g)	Sept. 2034	265	(200)
		$ 1,345	$ (698)
Legend
(a) Non-income producing - Security is in default.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $740,564,000 or 8.5% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $94,655,000 or 1.1% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,456,000.

(g) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,211,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 5,211
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$19,262,000 due 9/01/11 at 0.07%
Barclays Capital, Inc.	$ 4,587
HSBC Securities (USA), Inc.	6,869
ING Financial Markets LLC	79
Mizuho Securities USA, Inc.	7,727
$ 19,262
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 2,518,590	$ -	$ 2,513,379	$ 5,211
U.S. Government and Government Agency Obligations	4,127,025	-	4,127,025	-
U.S. Government Agency - Mortgage Securities	451,107	-	451,107	-
Asset-Backed Securities	832,449	-	803,822	28,627
Collateralized Mortgage Obligations	354,279	-	354,201	78
Commercial Mortgage Securities	353,622	-	312,347	41,275
Municipal Securities	62,073	-	62,073	-
Foreign Government and Government Agency Obligations	28,720	-	28,720	-
Bank Notes	5,443	-	5,443	-
Cash Equivalents	19,262	-	19,262	-
Total Investments in Securities:	$ 8,752,570	$ -	$ 8,677,379	$ 75,191
Derivative Instruments:
Liabilities
Swap Agreements	$ (698)	$ -	$ -	$ (698)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 87,853
Total Realized Gain (Loss)	(810)
Total Unrealized Gain (Loss)	19,108
Cost of Purchases	3,718
Proceeds of Sales	(33,161)
Amortization/Accretion	(412)
Transfers in to Level 3	16,609
Transfers out of Level 3	(17,714)
Ending Balance	$ 75,191
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ 9,908
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (892)
Total Unrealized Gain (Loss)	194
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (698)
Realized gain (loss) on Swap Agreements for the period	$ 38
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at August 31, 2011	$ 194

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (698)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Income Tax Information

At August 31, 2011, the Fund had a capital loss carryforward of approximately $314,462,000 of which $172,264,000 and $142,198,000 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2011

Assets
Investment in securities, at value (including repurchase agreements of $19,262) - See accompanying schedule: Unaffiliated issuers (cost $8,749,685)		$ 8,752,570
Cash		1
Receivable for investments sold		48,023
Receivable for swap agreements		3
Receivable for fund shares sold		4,235
Interest receivable		36,148
Other receivables		76
Total assets		8,841,056

Liabilities
Payable for investments purchased Regular delivery	$ 63,224
Delayed delivery	6,236
Payable for fund shares redeemed	18,982
Distributions payable	473
Swap agreements, at value	698
Accrued management fee	2,319
Other affiliated payables	931
Other payables and accrued expenses	76
Total liabilities		92,939

Net Assets		$ 8,748,117
Net Assets consist of:
Paid in capital		$ 9,059,702
Undistributed net investment income		7,541
Accumulated undistributed net realized gain (loss) on investments		(321,313)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,187
Net Assets		$ 8,748,117

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2011

Short-Term Bond: Net Asset Value, offering price and redemption price per share ($7,951,951 ÷ 932,023 shares)	$ 8.53

Class F: Net Asset Value, offering price and redemption price per share ($796,166 ÷ 93,351 shares)	$ 8.53

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2011

Investment Income
Interest		$ 166,187

Expenses
Management fee	$ 26,864
Transfer agent fees	7,968
Fund wide operations fee	2,937
Independent trustees' compensation	32
Miscellaneous	28
Total expenses before reductions	37,829
Expense reductions	(1)	37,828
Net investment income (loss)		128,359
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	67,252
Swap agreements	38
Total net realized gain (loss)		67,290
Change in net unrealized appreciation (depreciation) on: Investment securities	(14,597)
Swap agreements	194
Total change in net unrealized appreciation (depreciation)		(14,403)
Net gain (loss)		52,887
Net increase (decrease) in net assets resulting from operations		$ 181,246

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2011	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 128,359	$ 163,064
Net realized gain (loss)	67,290	87,508
Change in net unrealized appreciation (depreciation)	(14,403)	136,206
Net increase (decrease) in net assets resulting from operations	181,246	386,778
Distributions to shareholders from net investment income	(129,745)	(164,826)
Share transactions - net increase (decrease)	578,871	1,562,230
Total increase (decrease) in net assets	630,372	1,784,182

Net Assets
Beginning of period	8,117,745	6,333,563
End of period (including undistributed net investment income of $7,541and undistributed net investment income of $8,037, respectively)	$ 8,748,117	$ 8,117,745

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Short-Term Bond

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.48	$ 8.22	$ 8.31	$ 8.66	$ 8.86
Income from Investment Operations
Net investment income (loss)B	.127	.186	.260	.376	.421
Net realized and unrealized gain (loss)	.052	.264	(.097)	(.355)	(.208)
Total from investment operations	.179	.450	.163	.021	.213
Distributions from net investment income	(.129)	(.190)	(.253)	(.371)	(.413)
Net asset value, end of period	$ 8.53	$ 8.48	$ 8.22	$ 8.31	$ 8.66
Total ReturnA	2.13%	5.53%	2.07%	.23%	2.41%
Ratios to Average Net AssetsC,E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.50%	2.23%	3.22%	4.42%	4.77%
Supplemental Data
Net assets, end of period (in millions)	$ 7,952	$ 7,774	$ 6,333	$ 6,694	$ 7,341
Portfolio turnover rateD	223%	233%F	264%F	71%	82%F

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended August 31,	2011	2010	2009G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.48	$ 8.22	$ 8.10
Income from Investment Operations
Net investment income (loss)D	.135	.193	.042
Net realized and unrealized gain (loss)	.053	.265	.121
Total from investment operations	.188	.458	.163
Distributions from net investment income	(.138)	(.198)	(.043)
Net asset value, end of period	$ 8.53	$ 8.48	$ 8.22
Total ReturnB,C	2.23%	5.63%	2.01%
Ratios to Average Net AssetsE,H
Expenses before reductions	.35%	.35%	.35%A
Expenses net of fee waivers, if any	.35%	.35%	.35%A
Expenses net of all reductions	.35%	.35%	.35%A
Net investment income (loss)	1.60%	2.33%	3.02%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 796,166	$ 334,203	$ 398
Portfolio turnover rateF	223%	233%I	264%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to August 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2011

(Amounts in thousands except ratios)

1. Organization.

Fidelity Short-Term Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Short-Term Bond and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. In September 2011 the Board of Trustees approved a change in the name of Fidelity Fixed-Income Trust to Fidelity Salem Street Trust effective October 14, 2011.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Security Valuation - continued

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2011, the Fund did not have any unrecognized tax benefits in

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 127,558
Gross unrealized depreciation	(129,946)
Net unrealized appreciation (depreciation) on securities and other investments	$ (2,388)

Tax Cost	$ 8,754,958

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 6,042
Capital loss carryforward	$ (314,462)
Net unrealized appreciation (depreciation)	$ (3,086)

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be August 31, 2012.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	August 31, 2011	August 31, 2010
Ordinary Income	$ 129,745	$ 164,826

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the

Annual Report

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements (a)	$ 38	$ 194

(a) A summary of the value of derivatives by risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

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4. Derivative Instruments - continued

Swap Agreements - continued

Risks of loss include credit risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Derivative Instruments - continued

Credit Default Swaps - continued

activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $1,345 representing .02% of net assets.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $2,628,825 and $1,977,745, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives an asset-based fee of .10% of Short-Term Bond's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

Annual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $28 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $774.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2011	2010
From net investment income
Short-Term Bond	$ 120,907	$ 161,868
Class F	8,838	2,958
Total	$ 129,745	$ 164,826

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2011	2010	2011	2010
Short-Term Bond
Shares sold	329,305	335,554	$ 2,796,079	$ 2,807,160
Reinvestment of distributions	13,405	18,212	113,900	152,546
Shares redeemed	(327,329)	(207,396)	(2,779,362)	(1,737,665)
Net increase (decrease)	15,381	146,370	$ 130,617	$ 1,222,041
Class F
Shares sold	62,081	42,291	$ 527,409	$ 354,784
Reinvestment of distributions	1,040	351	8,838	2,958
Shares redeemed	(10,373)	(2,088)	(87,993)	(17,553)
Net increase (decrease)	52,748	40,554	$ 448,254	$ 340,189

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom Funds and Fidelity Freedom K Funds were the owners of record, in the aggregate, of approximately 33% of the total outstanding shares of the fund.

13. Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust (formerly Fidelity Fixed-Income Trust) and the Shareholders of Fidelity Short-Term Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Short-Term Bond Fund (a fund of Fidelity Salem Street Trust) at August 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Short-Term Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 19, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 424 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 19.02% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $76,100,939 of distributions paid during the period January 1, 2011 to August 31, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

STP-F-ANN-1011
1.891866.102

Spartan®
U.S. Bond Index
Fund
(formerly Fidelity® U.S. Bond Index Fund) -
Investor Class
(formerly Fidelity U.S. Bond Index Fund)
Fidelity Advantage® Class

Annual Report

August 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2011	Past 1 year	Past 5 years	Past 10 years
Investor Class	4.32%	5.93%	5.47%
Fidelity Advantage® Class A	4.33%	5.93%	5.48%

A The initial offering of Fidelity Advantage® Class shares took place on May 4, 2011. Returns prior to May 4, 2011, are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® U.S. Bond Index Fund - Investor Class on August 31, 2001. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Curtis Hollingsworth, Lead Portfolio Manager of Spartan® U.S. Bond Index Fund: For the year ending August 31, 2011, the fund's Investor Class and Fidelity Advantage® Class shares performed roughly in line with the Barclays Capital® U.S. Aggregate Bond Index, which returned 4.62%. (For specific class-level returns, please see the performance section of this report.) Against the backdrop of ultra-low interest rates and heightened volatility, U.S. taxable investment-grade bonds generated moderate gains for the year. Among the sectors that comprise the index, the best performers were on the riskier end of the spectrum, bolstered by improving economic data. Buoyed by a strong first half, commercial mortgage-backed securities (CMBS) fared best, gaining 5.94% amid continued modest improvement in commercial real estate fundamentals. Investment-grade corporate bonds rose 4.98%, due in large part to increased corporate profitability, high cash balances, reduced debt levels and improved credit conditions. Residential mortgage-backed securities also rose 4.98%, supported by a combination of slower-than-expected prepayments and strong demand from investors seeking higher-yielding alternatives to government bonds. Meanwhile, U.S. Treasury bonds gained 4.17%. After underperforming in the first half when economic data was strong, Treasuries performed exceedingly well in the second half when the economy weakened, sovereign debt woes in Europe worsened, Congress wrangled over raising the federal debt ceiling and Standard & Poor's downgraded its long-term sovereign credit rating of the United States. For the full year, U.S. government agency securities returned 3.04%.

Our goal is to produce monthly returns, before expenses, that match those of the Barclays Capital index as closely as possible. In other words, our goal is to minimize the tracking error of the fund relative to its benchmark. Investing in all of the roughly 8,000 securities that make up the index would not be feasible. Many of these securities are not available for purchase on a typical day in the bond market. In addition, trying to invest in all of them would lead to a portfolio that contained a large number of small positions, which in turn would likely diminish liquidity and increase transaction costs. As a result, we use a method known as "stratified sampling," or investing in representative securities to construct a portfolio that approximately mirrors the structure of the index in terms of its sector weightings, maturity distribution and credit quality. We manage the portfolio so that it matches the index in terms of overall sensitivity to changes in interest rates and the yield curve.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011) for Investor Class and Class F and for the entire period (May 4, 2011 to August 31, 2011) for Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class.

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value August 31, 2011	Expenses Paid During Period
Investor Class	.22%
Actual		$ 1,000.00	$ 1,053.10	$ 1.14 B
Hypothetical A		$ 1,000.00	$ 1,024.10	$ 1.12 C
Fidelity Advantage Class	.17%
Actual		$ 1,000.00	$ 1,036.60	$ .57 B
Hypothetical A		$ 1,000.00	$ 1,024.35	$ .87 C
Institutional Class	.07%
Actual		$ 1,000.00	$ 1,036.90	$ .23B
Hypothetical A		$ 1,000.00	$ 1,024.85	$ .36 C
Fidelity Advantage Institutional Class	.05%
Actual		$ 1,000.00	$ 1,037.00	$ .17 B
Hypothetical A		$ 1,000.00	$ 1,024.95	$ .26 C
Class F	.05%
Actual		$ 1,000.00	$ 1,054.00	$ .26 B
Hypothetical A		$ 1,000.00	$ 1,024.95	$ .26 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) for Investor Class and Class F and multiplied by 120/365 (to reflect the period May 4, 2011 to August 31, 2011) for Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class.

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2011	As of February 28, 2011
U.S. Government and U.S. Government Agency Obligations† 74.5%	U.S. Government and U.S. Government Agency Obligations† 73.7%
AAA 3.6%	AAA 4.3%
AA 5.4%	AA 4.8%
A 8.9%	A 8.2%
BBB 7.5%	BBB 8.0%
BB and Below 0.1%	BB and Below 0.3%
Not Rated 0.1%	Not Rated 0.1%
Short-Term Investments and Net Other Assets (0.1)%	Short-Term Investments and Net Other Assets 0.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2011
6 months ago
Years	6.1	6.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2011
6 months ago
Years	4.6	4.7

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2011*	As of February 28, 2011**
Corporate Bonds 19.4%	Corporate Bonds 19.2%
U.S. Government and U.S. Government Agency Obligations† 74.5%	U.S. Government and U.S. Government Agency Obligations† 73.7%
Asset-Backed Securities 0.2%	Asset-Backed Securities 0.4%
CMOs and Other Mortgage Related Securities 2.7%	CMOs and Other Mortgage Related Securities 3.3%
Municipal Bonds 0.8%	Municipal Bonds 0.4%
Other Investments 2.5%	Other Investments 2.4%
Short-Term Investments and Net Other Assets (0.1)%	Short-Term Investments and Net Other Assets 0.6%

* Foreign investments	6.4%	** Foreign investments	6.3%
† Includes FDIC Guaranteed Corporate Securities

Annual Report

Investments August 31, 2011

Showing Percentage of Net Assets

Nonconvertible Bonds - 19.4%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp. 5.75% 9/8/11	$ 5,542	$ 5,544
Diversified Consumer Services - 0.0%
University Southern California 5.25% 10/1/11	2,000	1,999
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
5.35% 3/1/18	2,317	2,743
6.3% 3/1/38	7,045	8,799
Yum! Brands, Inc.:
4.25% 9/15/15	2,000	2,170
5.3% 9/15/19	2,000	2,230
		15,942
Household Durables - 0.1%
Fortune Brands, Inc. 5.875% 1/15/36	10,000	10,208
Media - 0.9%
AOL Time Warner, Inc. 7.625% 4/15/31	3,250	3,985
Comcast Corp.:
4.95% 6/15/16	1,862	2,091
5.7% 5/15/18	2,940	3,405
5.7% 7/1/19	8,500	9,917
6.4% 3/1/40	1,000	1,133
6.55% 7/1/39	3,000	3,420
COX Communications, Inc. 4.625% 6/1/13	4,425	4,695
Discovery Communications LLC 5.05% 6/1/20	3,200	3,449
NBCUniversal Media LLC 6.4% 4/30/40	3,000	3,389
News America Holdings, Inc. 7.75% 12/1/45	3,160	3,721
News America, Inc.:
5.3% 12/15/14	868	960
5.65% 8/15/20	1,000	1,100
6.15% 3/1/37	3,955	4,130
6.9% 3/1/19	2,110	2,470
6.9% 8/15/39	2,000	2,259
Thomson Reuters Corp. 4.7% 10/15/19	4,000	4,490
Time Warner Cable, Inc.:
5.4% 7/2/12	2,421	2,508
5.85% 5/1/17	5,801	6,537
6.2% 7/1/13	2,302	2,504
6.75% 7/1/18	1,162	1,367
7.3% 7/1/38	4,000	4,722
8.75% 2/14/19	2,368	3,061
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc.:
3.15% 7/15/15	$ 5,000	$ 5,200
5.875% 11/15/16	2,131	2,481
6.5% 11/15/36	5,724	6,385
Viacom, Inc.:
4.375% 9/15/14	2,000	2,156
5.625% 9/15/19	1,000	1,147
6.125% 10/5/17	5,420	6,252
6.75% 10/5/37	1,865	2,173
Walt Disney Co. 5.5% 3/15/19	2,000	2,399
		103,506
Multiline Retail - 0.0%
Target Corp. 3.875% 7/15/20	3,000	3,182
Specialty Retail - 0.2%
Home Depot, Inc.:
5.4% 3/1/16	6,400	7,266
5.875% 12/16/36	4,700	5,112
Lowe's Companies, Inc.:
4.625% 4/15/20	2,000	2,198
5.8% 4/15/40	2,000	2,163
Staples, Inc. 9.75% 1/15/14	10,000	11,719
		28,458
TOTAL CONSUMER DISCRETIONARY		168,839
CONSUMER STAPLES - 1.6%
Beverages - 0.4%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	4,073	5,012
Anheuser-Busch InBev Worldwide, Inc.:
4.125% 1/15/15	5,700	6,224
5.375% 1/15/20	1,500	1,755
Diageo Capital PLC:
5.2% 1/30/13	1,028	1,091
5.75% 10/23/17	5,185	6,090
PepsiCo, Inc.:
3.1% 1/15/15	10,300	10,937
4.875% 11/1/40	2,300	2,441
7.9% 11/1/18	6,000	7,931
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
The Coca-Cola Co.:
1.5% 11/15/15	$ 3,770	$ 3,834
3.15% 11/15/20	3,700	3,757
		49,072
Food & Staples Retailing - 0.4%
CVS Caremark Corp.:
5.75% 5/15/41	6,000	6,240
6.125% 9/15/39	1,000	1,093
6.302% 6/1/37 (f)	5,809	5,664
Kroger Co. 3.9% 10/1/15	9,000	9,615
Safeway, Inc. 5% 8/15/19	1,000	1,079
Wal-Mart Stores, Inc.:
3.2% 5/15/14	10,000	10,621
5.625% 4/1/40	2,000	2,250
6.5% 8/15/37	8,275	10,242
		46,804
Food Products - 0.4%
ConAgra Foods, Inc. 5.875% 4/15/14	4,000	4,410
General Mills, Inc. 5.65% 2/15/19	13,501	15,885
Kellogg Co.:
3.25% 5/21/18	2,800	2,910
4.45% 5/30/16	2,000	2,232
Kraft Foods, Inc.:
5.625% 11/1/11	467	470
6% 2/11/13	7,895	8,425
6.125% 2/1/18	5,497	6,499
6.75% 2/19/14	535	605
6.875% 2/1/38	5,250	6,236
		47,672
Household Products - 0.1%
Procter & Gamble Co.:
1.8% 11/15/15	5,000	5,129
3.15% 9/1/15	4,500	4,832
		9,961
Tobacco - 0.3%
Altria Group, Inc. 9.7% 11/10/18	6,065	8,009
Philip Morris International, Inc.:
4.5% 3/26/20	2,000	2,177
4.875% 5/16/13	8,937	9,517
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.: - continued
5.65% 5/16/18	$ 6,789	$ 8,000
6.375% 5/16/38	1,450	1,738
Reynolds American, Inc.:
6.75% 6/15/17	2,899	3,413
7.25% 6/15/37	7,220	8,043
		40,897
TOTAL CONSUMER STAPLES		194,406
ENERGY - 1.8%
Energy Equipment & Services - 0.2%
Baker Hughes, Inc. 5.125% 9/15/40	2,000	2,119
Halliburton Co.:
6.15% 9/15/19	2,000	2,441
7.45% 9/15/39	1,500	1,983
Noble Holding International Ltd.:
3.05% 3/1/16	1,020	1,063
4.625% 3/1/21	1,340	1,418
Rowan Companies, Inc. 7.875% 8/1/19	500	599
Weatherford International Ltd.:
4.95% 10/15/13	1,726	1,835
5.15% 3/15/13	2,255	2,375
7% 3/15/38	5,580	6,192
		20,025
Oil, Gas & Consumable Fuels - 1.6%
Anadarko Petroleum Co. 6.2% 3/15/40	2,000	2,056
Anadarko Petroleum Corp.:
5.75% 6/15/14	5,000	5,526
6.45% 9/15/36	2,675	2,842
Apache Corp. 5.1% 9/1/40	3,000	3,201
Boardwalk Pipelines LP 5.75% 9/15/19	1,000	1,120
Canadian Natural Resources Ltd.:
5.15% 2/1/13	4,456	4,699
5.7% 5/15/17	1,148	1,341
Cenovus Energy, Inc. 6.75% 11/15/39	2,000	2,364
ConocoPhillips:
4.6% 1/15/15	3,000	3,298
5.75% 2/1/19	2,902	3,457
6.5% 2/1/39	7,529	9,475
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Devon Energy Corp. 5.625% 1/15/14	$ 2,321	$ 2,570
El Paso Natural Gas Co. 5.95% 4/15/17	926	1,070
Enbridge Energy Partners LP:
5.875% 12/15/16	1,000	1,176
6.5% 4/15/18	1,000	1,164
EnCana Holdings Finance Corp. 5.8% 5/1/14	2,861	3,157
Enterprise Products Operating LP:
4.05% 2/15/22	2,425	2,438
4.6% 8/1/12	5,000	5,163
5.6% 10/15/14	1,937	2,126
5.65% 4/1/13	690	733
5.7% 2/15/42	2,000	2,016
6.65% 4/15/18	2,000	2,369
7.55% 4/15/38	2,000	2,387
EOG Resources, Inc. 5.625% 6/1/19	1,000	1,166
EQT Corp. 8.125% 6/1/19	1,000	1,232
Hess Corp. 5.6% 2/15/41	3,400	3,502
Kinder Morgan Energy Partners LP:
5% 12/15/13	5,000	5,382
5.625% 9/1/41	1,000	962
6.55% 9/15/40	3,000	3,249
Magellan Midstream Partners LP 6.55% 7/15/19	4,592	5,465
Marathon Petroleum Corp.:
3.5% 3/1/16 (a)	1,000	1,044
5.125% 3/1/21 (a)	1,000	1,066
6.5% 3/1/41 (a)	1,000	1,084
Nexen, Inc.:
5.2% 3/10/15	900	984
5.875% 3/10/35	3,710	3,503
Occidental Petroleum Corp.:
1.75% 2/15/17	2,000	1,988
3.125% 2/15/22	2,000	1,989
Petro-Canada:
6.05% 5/15/18	3,650	4,228
6.8% 5/15/38	8,445	9,885
Petrobras International Finance Co. Ltd. 7.875% 3/15/19	12,228	14,875
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,000	2,117
5.75% 1/15/20	1,000	1,127
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP/PAA Finance Corp.: - continued
6.125% 1/15/17	$ 1,795	$ 2,057
6.65% 1/15/37	2,795	3,051
Shell International Finance BV:
1.875% 3/25/13	7,000	7,143
6.375% 12/15/38	4,200	5,355
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,236
StatoilHydro ASA:
2.9% 10/15/14	1,500	1,587
5.1% 8/17/40	2,000	2,167
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	13,031
6.85% 6/1/39	2,000	2,336
Talisman Energy, Inc. 5.85% 2/1/37	5,000	5,241
TransCanada PipeLines Ltd.:
3.4% 6/1/15	1,000	1,072
6.1% 6/1/40	6,700	7,880
Valero Energy Corp. 6.625% 6/15/37	5,420	5,805
XTO Energy, Inc.:
5% 1/31/15	1,733	1,969
5.65% 4/1/16	1,189	1,410
		192,936
TOTAL ENERGY		212,961
FINANCIALS - 7.2%
Capital Markets - 1.5%
Bear Stearns Companies, Inc. 5.3% 10/30/15	1,159	1,259
BlackRock, Inc. 4.25% 5/24/21	6,500	6,611
Goldman Sachs Group, Inc.:
3.625% 2/7/16	5,000	5,002
3.7% 8/1/15	7,848	7,929
5.25% 10/15/13	1,500	1,564
5.25% 7/27/21	4,500	4,557
5.625% 1/15/17	7,000	7,247
6% 6/15/20	1,650	1,759
6.15% 4/1/18	1,951	2,084
6.25% 2/1/41	2,000	1,962
6.75% 10/1/37	19,510	18,471
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
JPMorgan Chase Capital XX 6.55% 9/29/36	$ 14,550	$ 14,452
Lazard Group LLC:
6.85% 6/15/17	3,804	4,277
7.125% 5/15/15	1,364	1,538
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	3,140	3,216
6.875% 4/25/18	6,991	7,249
Morgan Stanley:
2.875% 1/24/14	5,000	4,968
2.875% 7/28/14	1,000	988
4.2% 11/20/14	7,250	7,266
4.75% 4/1/14	4,287	4,346
5.45% 1/9/17	236	242
5.5% 7/28/21	1,000	997
5.625% 9/23/19	2,000	2,031
5.75% 1/25/21	5,000	5,144
5.95% 12/28/17	5,745	5,938
6% 5/13/14	3,242	3,403
6% 4/28/15	5,666	5,928
6.625% 4/1/18	5,055	5,412
7.3% 5/13/19	3,000	3,347
Royal Bank of Scotland PLC:
3.95% 9/21/15	6,500	6,332
4.875% 3/16/15	5,000	5,066
6.125% 1/11/21	3,700	3,857
State Street Corp. 2.875% 3/7/16	3,340	3,449
The Bank of New York Mellon Corp.:
2.3% 7/28/16	1,000	1,016
4.3% 5/15/14	9,828	10,629
5.45% 5/15/19	2,000	2,298
UBS AG Stamford Branch:
2.25% 1/28/14	1,300	1,312
3.875% 1/15/15	2,000	2,074
5.75% 4/25/18	1,700	1,810
5.875% 12/20/17	3,500	3,740
		180,770
Commercial Banks - 1.4%
American Express Bank FSB 6% 9/13/17	615	708
Bank of America NA:
5.3% 3/15/17	3,500	3,424
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Bank of America NA: - continued
6% 10/15/36	$ 2,419	$ 2,271
Barclays Bank PLC:
3.9% 4/7/15	6,600	6,607
5.2% 7/10/14	2,000	2,104
BB&T Capital Trust IV 6.82% 6/12/77 (f)	3,510	3,514
Canadian Imperial Bank of Commerce 1.45% 9/13/13	1,000	1,006
Comerica, Inc. 3% 9/16/15	1,268	1,296
Credit Suisse New York Branch:
2.2% 1/14/14	7,948	7,975
6% 2/15/18	15,651	16,480
Export-Import Bank of Korea 5.5% 10/17/12	2,235	2,324
Fifth Third Bancorp:
3.625% 1/25/16	2,000	2,027
4.5% 6/1/18	824	822
8.25% 3/1/38	2,079	2,350
Fifth Third Bank 4.75% 2/1/15	3,422	3,652
HSBC Holdings PLC:
5.1% 4/5/21	2,800	3,000
6.5% 9/15/37	10,000	9,956
JPMorgan Chase Bank 6% 10/1/17	7,075	7,925
KeyBank NA 5.8% 7/1/14	1,109	1,211
KeyCorp. 3.75% 8/13/15	7,000	7,216
PNC Funding Corp. 6.7% 6/10/19	2,500	2,986
Rabobank (Netherlands) NV:
2.125% 10/13/15	1,000	1,011
4.5% 1/11/21	1,000	1,071
5.25% 5/24/41	3,000	3,156
Regions Bank 7.5% 5/15/18	2,000	1,950
Royal Bank of Canada 2.3% 7/20/16	3,000	3,041
Toronto Dominion Bank 2.5% 7/14/16	1,200	1,234
U.S. Bancorp:
3.15% 3/4/15	5,000	5,260
4.125% 5/24/21	3,000	3,169
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (a)(f)	2,905	2,598
UnionBanCal Corp. 5.25% 12/16/13	656	708
Wachovia Bank NA:
4.875% 2/1/15	1,394	1,486
6.6% 1/15/38	10,000	11,376
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wachovia Corp.:
5.5% 5/1/13	$ 14,000	$ 14,965
5.625% 10/15/16	3,367	3,685
5.75% 6/15/17	2,905	3,290
Wells Fargo & Co. 5.625% 12/11/17	5,972	6,844
Westpac Banking Corp.:
1.85% 12/9/13	9,800	9,919
4.875% 11/19/19	3,700	3,888
		167,505
Consumer Finance - 1.0%
American Express Co.:
7.25% 5/20/14	1,500	1,712
8.15% 3/19/38	8,500	12,159
American Express Credit Corp. 2.75% 9/15/15	5,000	5,106
Capital One Bank Glen Allen Virginia 8.8% 7/15/19	2,020	2,492
Capital One Financial Corp.:
4.75% 7/15/21	4,000	4,020
5.7% 9/15/11	2,000	2,002
7.375% 5/23/14	1,578	1,775
Caterpillar Financial Services Corp.:
2% 4/5/13	8,104	8,275
2.75% 6/24/15	1,500	1,579
Discover Financial Services:
6.45% 6/12/17	2,263	2,545
10.25% 7/15/19	1,000	1,290
General Electric Capital Corp.:
2.25% 11/9/15	6,228	6,261
2.95% 5/9/16	11,691	11,790
3.5% 6/29/15	12,081	12,631
5.625% 9/15/17	7,044	7,820
5.625% 5/1/18	15,000	16,608
6.375% 11/15/67 (f)	9,000	8,910
Household Finance Corp. 6.375% 10/15/11	1,842	1,852
John Deere Capital Corp. 1.6% 3/3/14	8,400	8,533
PACCAR Financial Corp. 1.95% 12/17/12	2,000	2,028
		119,388
Diversified Financial Services - 1.8%
Bank of America Corp. 5.75% 12/1/17	5,855	6,082
BB&T Corp. 2.05% 4/28/14	2,000	2,025
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
BNP Paribas:
2.125% 12/21/12	$ 2,000	$ 1,973
3.6% 2/23/16	10,380	10,394
BP Capital Markets PLC:
3.125% 3/10/12	4,000	4,054
3.125% 10/1/15	2,500	2,615
3.875% 3/10/15	2,000	2,131
4.5% 10/1/20	2,000	2,161
4.75% 3/10/19	1,000	1,103
Capital One Capital V 10.25% 8/15/39	3,557	3,693
Capital One Capital VI 8.875% 5/15/40	1,000	1,011
Citigroup, Inc.:
3.953% 6/15/16	1,450	1,481
4.75% 5/19/15	15,244	15,891
5.5% 4/11/13	13,899	14,480
6.125% 5/15/18	5,731	6,251
6.5% 8/19/13	6,095	6,483
8.125% 7/15/39	8,000	9,609
8.5% 5/22/19	2,000	2,442
CME Group, Inc. 5.75% 2/15/14	501	554
Deutsche Bank AG London Branch:
3.45% 3/30/15	2,000	2,043
3.875% 8/18/14	5,000	5,195
Export Development Canada 1.25% 10/27/15	3,000	3,031
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	10,279
6.375% 5/15/38	7,218	8,950
JPMorgan Chase & Co.:
3.15% 7/5/16	1,500	1,531
3.4% 6/24/15	10,710	11,031
3.7% 1/20/15	5,000	5,207
4.35% 8/15/21	2,000	2,061
4.625% 5/10/21	1,500	1,552
4.65% 6/1/14	4,000	4,267
5.5% 10/15/40	5,700	5,622
5.6% 7/15/41	1,500	1,541
6.3% 4/23/19	10,000	11,545
Kreditanstalt fur Wiederaufbau:
1.875% 1/14/13	3,100	3,161
4% 1/27/20	3,000	3,410
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Kreditanstalt fur Wiederaufbau: - continued
4.875% 6/17/19	$ 25,000	$ 29,834
National Rural Utils. Coop. Finance Corp.:
2.625% 9/16/12	3,000	3,065
3.875% 9/16/15	4,000	4,335
ORIX Corp. 5.48% 11/22/11	381	384
TECO Finance, Inc. 4% 3/15/16	2,875	3,075
		215,552
Insurance - 0.8%
Ace INA Holdings, Inc. 5.9% 6/15/19	3,000	3,489
Allstate Corp.:
5.95% 4/1/36	3,100	3,276
6.2% 5/16/14	4,000	4,524
7.45% 5/16/19	3,000	3,647
American International Group, Inc.:
3.65% 1/15/14	3,700	3,677
5.05% 10/1/15	3,000	3,037
5.85% 1/16/18	2,000	2,032
6.4% 12/15/20	2,900	3,047
8.25% 8/15/18	4,000	4,508
Aon Corp. 3.125% 5/27/16	8,000	8,006
Assurant, Inc. 5.625% 2/15/14	1,894	2,010
Axis Capital Holdings Ltd. 5.75% 12/1/14	553	603
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	5,370
MetLife, Inc.:
2.375% 2/6/14	3,000	3,065
5% 6/15/15	1,153	1,273
5.875% 2/6/41	2,400	2,550
6.125% 12/1/11	981	994
7.717% 2/15/19	9,000	11,046
Prudential Financial, Inc.:
5.15% 1/15/13	3,146	3,295
5.4% 6/13/35	447	427
5.5% 3/15/16	421	463
5.625% 5/12/41	2,000	1,861
5.7% 12/14/36	380	368
6.2% 1/15/15	1,340	1,499
6.2% 11/15/40	2,400	2,460
7.375% 6/15/19	3,000	3,585
8.875% 6/15/38 (f)	2,944	3,209
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
The Chubb Corp.:
5.75% 5/15/18	$ 4,175	$ 4,878
6.5% 5/15/38	3,510	4,088
The Travelers Companies, Inc. 6.25% 6/15/37	8,350	9,362
		101,649
Real Estate Investment Trusts - 0.0%
AvalonBay Communities, Inc. 6.125% 11/1/12	527	554
HRPT Properties Trust:
5.75% 11/1/15	881	943
6.25% 6/15/17	1,221	1,339
6.65% 1/15/18	612	689
Kimco Realty Corp. 6.875% 10/1/19	1,000	1,146
		4,671
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 5.75% 4/1/12	1,000	1,019
Digital Realty Trust LP 4.5% 7/15/15	2,000	2,071
Duke Realty LP:
5.4% 8/15/14	5,172	5,470
5.95% 2/15/17	630	683
6.25% 5/15/13	1,000	1,057
6.5% 1/15/18	1,000	1,087
ERP Operating LP 5.5% 10/1/12	3,403	3,552
Liberty Property LP:
4.75% 10/1/20	1,000	1,019
5.125% 3/2/15	840	921
5.5% 12/15/16	1,000	1,110
Regency Centers LP:
5.25% 8/1/15	2,113	2,286
5.875% 6/15/17	1,046	1,189
Simon Property Group LP:
4.2% 2/1/15	1,820	1,941
5.65% 2/1/20	4,300	4,726
Tanger Properties LP:
6.125% 6/1/20	4,408	4,976
6.15% 11/15/15	24	27
		33,134
Thrifts & Mortgage Finance - 0.4%
Bank of America Corp.:
4.5% 4/1/15	16,765	16,921
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Bank of America Corp.: - continued
5% 5/13/21	$ 4,000	$ 3,911
5.875% 1/5/21	6,640	6,811
6.5% 8/1/16	15,000	16,090
U.S. Central Federal Credit Union:
1.25% 10/19/11	1,500	1,502
1.9% 10/19/12	1,500	1,528
		46,763
TOTAL FINANCIALS		869,432
HEALTH CARE - 1.1%
Biotechnology - 0.0%
Amgen, Inc. 5.85% 6/1/17	2,928	3,481
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc. 4.5% 8/15/19	3,000	3,303
Medtronic, Inc.:
2.625% 3/15/16	2,330	2,432
4.125% 3/15/21	2,800	3,031
St. Jude Medical, Inc. 3.75% 7/15/14	1,000	1,071
		9,837
Health Care Providers & Services - 0.3%
Aetna, Inc. 4.125% 6/1/21	7,000	7,220
Coventry Health Care, Inc.:
5.95% 3/15/17	1,731	1,950
6.3% 8/15/14	3,584	3,960
Express Scripts, Inc.:
5.25% 6/15/12	2,000	2,064
6.25% 6/15/14	2,000	2,227
7.25% 6/15/19	2,000	2,473
Medco Health Solutions, Inc. 2.75% 9/15/15	2,000	2,045
WellPoint, Inc.:
5% 12/15/14	7,200	7,924
5.8% 8/15/40	4,000	4,431
		34,294
Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc. 5.5% 9/14/15	1,000	1,113
Pharmaceuticals - 0.7%
Abbott Laboratories 4.125% 5/27/20	9,500	10,402
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
AstraZeneca PLC:
5.9% 9/15/17	$ 4,505	$ 5,408
6.45% 9/15/37	3,250	4,062
Bristol-Myers Squibb Co. 5.45% 5/1/18	2,905	3,440
Hospira, Inc. 6.4% 5/15/15	2,000	2,303
Johnson & Johnson:
1.2% 5/15/14	4,700	4,798
4.85% 5/15/41	4,260	4,602
Merck & Co., Inc.:
2.25% 1/15/16	1,000	1,037
3.875% 1/15/21	1,000	1,071
4% 6/30/15	3,000	3,306
5% 6/30/19	5,970	6,979
5.85% 6/30/39	1,000	1,191
Novartis Capital Corp. 4.125% 2/10/14	12,903	13,951
Pfizer, Inc.:
5.35% 3/15/15	4,000	4,561
6.2% 3/15/19	4,000	4,915
7.2% 3/15/39	5,400	7,281
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	949	1,090
Watson Pharmaceuticals, Inc.:
5% 8/15/14	1,000	1,093
6.125% 8/15/19	1,000	1,148
Wyeth 5.5% 2/1/14	5,400	5,979
		88,617
TOTAL HEALTH CARE		137,342
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.3%
General Dynamics Corp. 2.25% 7/15/16	2,400	2,471
Honeywell International, Inc.:
5.375% 3/1/41	1,400	1,539
5.4% 3/15/16	3,400	3,972
Raytheon Co.:
1.625% 10/15/15	1,000	1,003
3.125% 10/15/20	2,000	1,986
4.875% 10/15/40	1,000	985
The Boeing Co.:
5% 3/15/14	3,000	3,312
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.: - continued
6% 3/15/19	$ 1,000	$ 1,212
6.875% 3/15/39	2,000	2,592
United Technologies Corp.:
4.5% 4/15/20	4,000	4,457
5.7% 4/15/40	2,000	2,297
6.125% 2/1/19	4,000	4,960
		30,786
Air Freight & Logistics - 0.1%
United Parcel Service, Inc.:
3.875% 4/1/14	3,900	4,212
6.2% 1/15/38	2,500	3,123
		7,335
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	2,580	2,671
6.9% 7/2/19	749	778
		3,449
Commercial Services & Supplies - 0.0%
Republic Services, Inc. 5.5% 9/15/19	4,000	4,587
Industrial Conglomerates - 0.3%
Covidien International Finance SA:
5.45% 10/15/12	613	645
6% 10/15/17	2,902	3,486
6.55% 10/15/37	4,250	5,172
Danaher Corp.:
1.3% 6/23/14	2,900	2,942
3.9% 6/23/21	2,900	3,082
General Electric Co. 5.25% 12/6/17	18,540	20,770
		36,097
Machinery - 0.1%
Caterpillar, Inc.:
3.9% 5/27/21	3,000	3,196
5.3% 9/15/35	7,000	7,659
Deere & Co.:
4.375% 10/16/19	3,000	3,344
5.375% 10/16/29	1,000	1,154
		15,353
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.3%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	$ 5,000	$ 5,501
CSX Corp. 7.375% 2/1/19	10,000	12,600
Norfolk Southern Corp. 5.75% 1/15/16	10,000	11,460
Union Pacific Corp.:
4.75% 9/15/41	2,800	2,753
6.125% 1/15/12	2,900	2,954
		35,268
TOTAL INDUSTRIALS		132,875
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.2%
Cisco Systems, Inc.:
2.9% 11/17/14	3,000	3,177
4.45% 1/15/20	2,000	2,184
4.95% 2/15/19	3,479	3,932
5.9% 2/15/39	12,416	14,024
Nokia Corp.:
5.375% 5/15/19	1,000	996
6.625% 5/15/39	1,000	904
		25,217
Computers & Peripherals - 0.1%
Dell, Inc. 5.625% 4/15/14	2,000	2,209
Hewlett-Packard Co.:
4.3% 6/1/21	2,780	2,884
4.75% 6/2/14	8,300	9,036
		14,129
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	2,922	3,192
6% 10/1/12	3,840	4,056
6.55% 10/1/17	2,338	2,782
7.125% 10/1/37	2,475	3,070
		13,100
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.1%
Google, Inc.:
1.25% 5/19/14	$ 4,720	$ 4,805
3.625% 5/19/21	3,780	3,998
		8,803
IT Services - 0.1%
International Business Machines Corp.:
1.95% 7/22/16	1,500	1,521
7.625% 10/15/18	13,000	17,179
		18,700
Office Electronics - 0.1%
Xerox Corp.:
4.25% 2/15/15	1,000	1,076
4.5% 5/15/21	4,000	4,131
5.5% 5/15/12	1,586	1,637
5.625% 12/15/19	1,000	1,120
8.25% 5/15/14	3,902	4,513
		12,477
Software - 0.2%
Microsoft Corp.:
2.5% 2/8/16	2,000	2,099
2.95% 6/1/14	2,000	2,132
4.2% 6/1/19	2,000	2,203
5.3% 2/8/41	1,500	1,709
Oracle Corp.:
5.375% 7/15/40 (a)	4,000	4,380
5.75% 4/15/18	7,400	8,853
		21,376
TOTAL INFORMATION TECHNOLOGY		113,802
MATERIALS - 1.0%
Chemicals - 0.3%
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,087
Dow Chemical Co.:
4.85% 8/15/12	10,000	10,367
5.9% 2/15/15	2,500	2,801
7.6% 5/15/14	3,000	3,457
8.55% 5/15/19	2,358	3,061
9.4% 5/15/39	3,000	4,510
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Chemicals - continued
E.I. du Pont de Nemours & Co.:
3.25% 1/15/15	$ 4,000	$ 4,267
4.625% 1/15/20	3,000	3,326
Lubrizol Corp. 8.875% 2/1/19	919	1,243
Potash Corp. of Saskatchewan, Inc.:
3.75% 9/30/15	2,000	2,167
4.875% 3/30/20	1,500	1,659
Praxair, Inc. 3.25% 9/15/15	3,200	3,425
		41,370
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,816	2,006
Containers & Packaging - 0.1%
Bemis Co., Inc.:
5.65% 8/1/14	3,000	3,305
6.8% 8/1/19	3,000	3,579
		6,884
Metals & Mining - 0.6%
Alcoa, Inc. 5.4% 4/15/21	10,000	10,010
ArcelorMittal SA:
3.75% 8/5/15	7,800	7,715
7% 10/15/39	4,400	4,245
9.85% 6/1/19	2,000	2,445
BHP Billiton Financial (USA) Ltd.:
5.125% 3/29/12	1,957	2,008
5.5% 4/1/14	2,500	2,784
6.5% 4/1/19	2,500	3,076
Newmont Mining Corp.:
5.125% 10/1/19	1,000	1,120
6.25% 10/1/39	1,600	1,822
Rio Tinto Finance (USA) Ltd.:
5.2% 11/2/40	1,000	1,027
6.5% 7/15/18	1,398	1,701
7.125% 7/15/28	2,000	2,589
8.95% 5/1/14	4,000	4,797
Teck Resources Ltd. 4.75% 1/15/22	3,850	3,959
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Vale Overseas Ltd.:
5.625% 9/15/19	$ 6,210	$ 6,839
6.25% 1/23/17	9,395	10,659
		66,796
TOTAL MATERIALS		117,056
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.2%
AT&T Broadband Corp. 8.375% 3/15/13	2,560	2,843
AT&T, Inc.:
2.4% 8/15/16	2,000	2,022
5.55% 8/15/41	2,000	2,101
5.8% 2/15/19	4,000	4,717
6.3% 1/15/38	838	935
6.7% 11/15/13	1,162	1,293
BellSouth Capital Funding Corp. 7.875% 2/15/30	2,477	3,206
British Telecommunications PLC 9.875% 12/15/30	4,515	6,574
CenturyLink, Inc.:
6.15% 9/15/19	5,000	4,927
6.45% 6/15/21	5,250	5,107
7.6% 9/15/39	2,500	2,299
Deutsche Telekom International Financial BV:
5.25% 7/22/13	2,425	2,590
5.875% 8/20/13	10,000	10,829
6.75% 8/20/18	3,595	4,339
France Telecom SA:
2.125% 9/16/15	1,000	991
5.375% 7/8/19	4,000	4,456
SBC Communications, Inc.:
5.1% 9/15/14	2,149	2,375
5.875% 2/1/12	2,707	2,763
5.875% 8/15/12	968	1,013
6.15% 9/15/34	5,270	5,740
6.45% 6/15/34	11,795	13,330
Telecom Italia Capital SA:
4.95% 9/30/14	3,178	3,131
5.25% 10/1/15	4,571	4,494
6.999% 6/4/18	1,776	1,830
7.175% 6/18/19	6,000	6,249
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica Emisiones SAU:
3.992% 2/16/16	$ 3,850	$ 3,769
4.949% 1/15/15	3,000	3,068
5.462% 2/16/21	2,700	2,608
5.877% 7/15/19	2,000	2,005
6.421% 6/20/16	1,151	1,209
7.045% 6/20/36	2,600	2,585
Verizon Communications, Inc.:
6.25% 4/1/37	3,121	3,536
6.35% 4/1/19	6,000	7,290
6.9% 4/15/38	6,025	7,327
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	3,531
Verizon New York, Inc. 6.875% 4/1/12	2,628	2,716
		139,798
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV 6.125% 11/15/37	8,365	9,342
AT&T Wireless Services, Inc. 8.125% 5/1/12	10,000	10,475
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.5% 3/1/16	4,400	4,602
4.75% 10/1/14	4,500	4,948
5.875% 10/1/19	2,905	3,345
6.35% 3/15/40	1,000	1,093
6.375% 3/1/41	2,100	2,319
Verizon Wireless Capital LLC:
5.55% 2/1/14	2,352	2,586
8.5% 11/15/18	3,486	4,681
Vodafone Group PLC:
2.875% 3/16/16	440	457
3.375% 11/24/15	1,000	1,059
5% 12/16/13	2,275	2,466
5.45% 6/10/19	6,000	7,008
		54,381
TOTAL TELECOMMUNICATION SERVICES		194,179
UTILITIES - 1.7%
Electric Utilities - 1.1%
Alabama Power Co. 5.2% 6/1/41	3,850	4,225
Ameren Illinois Co. 6.125% 11/15/17	3,364	3,976
AmerenUE 6.4% 6/15/17	2,959	3,538
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Cleveland Electric Illuminating Co.:
5.65% 12/15/13	$ 4,074	$ 4,441
8.875% 11/15/18	2,000	2,680
Commonwealth Edison Co.:
1.625% 1/15/14	6,418	6,478
3.4% 9/1/21	1,000	994
5.8% 3/15/18	9,945	11,561
Duke Energy Carolinas LLC:
5.25% 1/15/18	4,355	5,101
6% 1/15/38	3,450	4,127
Duke Energy Corp. 3.95% 9/15/14	4,500	4,828
Edison International 3.75% 9/15/17	3,000	3,112
FirstEnergy Solutions Corp. 6.8% 8/15/39	3,500	3,660
FPL Group Capital, Inc. 7.875% 12/15/15	1,532	1,835
Nevada Power Co. 6.5% 8/1/18	1,555	1,872
Northern States Power Co. 5.25% 3/1/18	10,500	12,318
Pacific Gas & Electric Co. 5.4% 1/15/40	4,000	4,276
PacifiCorp 6% 1/15/39	6,193	7,366
Pennsylvania Electric Co. 6.05% 9/1/17	757	866
Potomac Electric Power Co. 6.5% 11/15/37	3,806	4,903
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,881
6% 12/1/39	3,200	3,605
Public Service Electric & Gas Co. 2.7% 5/1/15	2,000	2,117
Sierra Pacific Power Co. 5.45% 9/1/13	1,545	1,670
Southern California Edison Co. 4.5% 9/1/40	7,190	7,196
Tampa Electric Co.:
6.15% 5/15/37	6,260	7,350
6.55% 5/15/36	5,500	6,750
Virginia Electric & Power Co.:
5% 6/30/19	5,000	5,716
6% 5/15/37	2,000	2,337
Wisconsin Electric Power Co. 6.25% 12/1/15	2,983	3,567
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,148
		135,494
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (a)	438	504
Independent Power Producers & Energy Traders - 0.1%
Duke Capital LLC 5.668% 8/15/14	2,036	2,262
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Exelon Generation Co. LLC 5.35% 1/15/14	$ 1,513	$ 1,632
PPL Energy Supply LLC 6.5% 5/1/18	6,485	7,657
		11,551
Multi-Utilities - 0.5%
CenterPoint Energy, Inc. 5.95% 2/1/17	1,181	1,346
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,218
5.5% 12/1/39	2,500	2,792
Dominion Resources, Inc.:
2.25% 9/1/15	1,000	1,026
4.9% 8/1/41	2,000	1,971
6.3% 9/30/66 (f)	1,000	955
7.5% 6/30/66 (f)	1,000	1,025
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	3,750	4,364
5.875% 10/1/12	2,893	3,047
6.5% 9/15/37	7,605	9,136
National Grid PLC 6.3% 8/1/16	1,463	1,706
NiSource Finance Corp.:
5.25% 9/15/17	835	934
5.4% 7/15/14	1,334	1,465
5.45% 9/15/20	5,111	5,735
6.25% 12/15/40	2,453	2,698
6.4% 3/15/18	1,532	1,801
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,017
Sempra Energy:
6% 10/15/39	1,000	1,143
6.5% 6/1/16	3,000	3,567
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	4,228	4,186
		52,132
TOTAL UTILITIES		199,681
TOTAL NONCONVERTIBLE BONDS (Cost $2,124,807)		2,340,573
U.S. Government and Government Agency Obligations - 40.8%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 6.8%
Fannie Mae:
0.375% 12/28/12	$ 80,420	$ 80,553
0.5% 10/30/12	23,650	23,730
0.5% 8/9/13	9,861	9,886
0.875% 8/28/14	68,669	69,353
1% 4/4/12	41,600	41,784
1.75% 2/22/13	22,745	23,217
2% 1/9/12	3,050	3,070
3.625% 2/12/13	55,295	57,893
5% 2/16/12	13,565	13,864
Federal Farm Credit Bank 3% 9/22/14	50,000	53,547
Federal Home Loan Bank:
0.5% 8/28/13	36,265	36,359
1.625% 11/21/12	78,670	79,957
5% 11/17/17	33,300	39,902
Freddie Mac:
0.625% 12/28/12	18,110	18,190
0.75% 3/28/13	31,355	31,571
1% 8/27/14	13,211	13,392
1.125% 7/27/12	28,500	28,712
1.75% 9/10/15	20,385	21,108
2.125% 3/23/12	17,776	17,963
3.75% 3/27/19	2,300	2,584
4.875% 6/13/18	66,960	79,639
6.25% 7/15/32	7,700	10,502
6.75% 3/15/31	26,000	36,742
Tennessee Valley Authority:
5.25% 9/15/39	20,000	23,651
5.375% 4/1/56	5,395	6,596
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		823,765
U.S. Treasury Obligations - 32.6%
U.S. Treasury Bonds:
3.5% 2/15/39	12,115	11,911
3.875% 8/15/40	30,080	31,509
4.25% 5/15/39	26,000	29,088
4.25% 11/15/40	811	906
4.375% 2/15/38	11,000	12,592
4.375% 11/15/39	100	114
4.375% 5/15/40	8,000	9,121
4.375% 5/15/41	35,830	40,902
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
4.5% 2/15/36	$ 18,000	$ 21,094
4.5% 5/15/38	15,000	17,503
4.5% 8/15/39	39,000	45,405
4.625% 2/15/40	21,500	25,518
4.75% 2/15/37	11,000	13,339
4.75% 2/15/41	54,830	66,430
5% 5/15/37	11,000	13,841
5.375% 2/15/31	40,100	52,775
6.25% 5/15/30	86,360	124,399
8% 11/15/21	75,392	115,161
8.75% 5/15/17	8,000	11,370
8.875% 8/15/17	5,000	7,211
8.875% 2/15/19	7,000	10,609
9% 11/15/18	4,000	6,052
9.125% 5/15/18	3,000	4,492
U.S. Treasury Notes:
0.125% 8/31/13	136,200	135,987
0.375% 6/30/13	195,620	196,262
0.375% 7/31/13	161,460	162,002
0.5% 5/31/13	195,390	196,428
0.625% 1/31/13	18,930	19,050
0.625% 2/28/13	133,000	133,873
0.75% 3/31/13	49,100	49,534
0.75% 12/15/13	980	992
1% 7/15/13	19,000	19,283
1% 8/31/16	58,910	59,007
1.25% 3/15/14	330	338
1.25% 4/15/14	653	670
1.25% 8/31/15	92,000	94,300
1.25% 9/30/15	6,000	6,143
1.25% 10/31/15	39,660	40,568
1.5% 12/31/13	1,300	1,338
1.5% 6/30/16	86,270	88,669
1.5% 7/31/16	33,540	34,449
1.5% 8/31/18	32,530	32,377
1.75% 1/31/14	13,759	14,258
1.75% 3/31/14	950	986
1.75% 7/31/15	53,000	55,352
1.75% 5/31/16	13,840	14,400
1.875% 2/28/14	1,660	1,727
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.875% 4/30/14	$ 23,821	$ 24,826
1.875% 6/30/15	79,000	82,876
1.875% 8/31/17	25,000	25,826
1.875% 10/31/17	13,000	13,413
2% 4/30/16	49,100	51,693
2.125% 5/31/15	98,000	103,727
2.125% 12/31/15	18,710	19,822
2.125% 2/29/16	145,700	154,351
2.125% 8/15/21	29,750	29,457
2.25% 5/31/14	20,570	21,668
2.25% 3/31/16	54,000	57,498
2.25% 11/30/17	11,000	11,588
2.375% 2/28/15	32,434	34,570
2.375% 7/31/17	25,000	26,563
2.5% 3/31/13	18,030	18,686
2.5% 3/31/15	52,000	55,705
2.5% 4/30/15	105,000	112,506
2.5% 6/30/17	2,000	2,141
2.625% 6/30/14	31,801	33,876
2.625% 7/31/14	11,830	12,617
2.625% 12/31/14	49,640	53,239
2.625% 2/29/16	13,600	14,701
2.625% 4/30/18	10,200	10,959
2.625% 8/15/20	141,000	147,665
2.625% 11/15/20	94,180	98,256
2.75% 11/30/16	25,000	27,164
2.75% 12/31/17	3,000	3,252
3% 8/31/16	12,402	13,632
3% 9/30/16	22,000	24,183
3.125% 10/31/16	23,900	26,428
3.125% 5/15/19	10,010	11,042
3.125% 5/15/21	63,190	68,344
3.25% 5/31/16	14,200	15,769
3.25% 12/31/16	25,000	27,799
3.375% 11/15/19	27,740	31,006
3.5% 2/15/18	4,000	4,522
3.5% 5/15/20	81,800	91,955
3.625% 8/15/19	20,000	22,767
3.625% 2/15/20	59,600	67,679
3.625% 2/15/21	39,800	44,875
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.875% 2/15/13	$ 3,150	$ 3,319
3.875% 5/15/18	8,000	9,243
4% 2/15/14	11,600	12,662
4% 2/15/15	9,600	10,759
4% 8/15/18	22,000	25,637
4.125% 5/15/15	19,300	21,830
4.25% 8/15/13	5,600	6,041
4.25% 11/15/13	12,007	13,069
4.25% 11/15/17	16,000	18,811
4.5% 5/15/17	13,000	15,389
4.625% 11/15/16	15,000	17,742
4.625% 2/15/17	14,000	16,608
4.75% 8/15/17	14,000	16,824
5.125% 5/15/16	13,100	15,681
TOTAL U.S. TREASURY OBLIGATIONS		3,931,596
Other Government Related - 1.4%
Citibank NA 1.875% 6/4/12 (FDIC Guaranteed) (c)	30,000	30,347
Citigroup Funding, Inc.:
2% 3/30/12 (FDIC Guaranteed) (c)	50,000	50,468
2.125% 7/12/12 (FDIC Guaranteed) (c)	52,060	52,844
General Electric Capital Corp. 2.125% 12/21/12 (FDIC Guaranteed) (c)	25,000	25,592
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (c)	9,504	9,723
TOTAL OTHER GOVERNMENT RELATED		168,974
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,650,578)		4,924,335
U.S. Government Agency - Mortgage Securities - 33.7%

Fannie Mae - 22.8%
3.12% 4/1/41 (f)	22,880	23,845
4% 12/1/13 to 5/1/41	499,358	523,015
4% 9/1/26 (d)	11,000	11,606
4% 9/1/26 (d)	12,000	12,662
4% 9/1/26 (d)	14,000	14,772
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4% 9/1/41 (d)	$ 4,000	$ 4,146
4% 9/1/41 (d)	11,000	11,400
4.5% 5/1/18 to 6/1/41	577,548	612,211
4.5% 9/1/26 (d)	34,000	36,244
4.5% 9/1/26 (d)	2,000	2,132
4.5% 6/1/40	500	529
4.5% 9/1/41 (d)(e)	35,000	37,001
4.5% 9/1/41 (d)(e)	19,000	20,087
4.5% 9/1/41 (d)	400	423
4.5% 9/1/41 (d)	21,000	22,201
4.516% 11/1/34 (f)	5,452	5,840
4.961% 11/1/34 (f)	27,737	28,699
5% 12/1/17 to 4/1/41	382,003	412,986
5% 9/1/26 (d)	2,000	2,155
5% 9/1/26 (d)	1,000	1,077
5% 9/1/41 (d)(e)	27,000	29,079
5% 9/1/41 (d)(e)	34,000	36,618
5% 9/1/41 (d)(e)	9,000	9,693
5% 9/1/41 (d)(e)	10,800	11,632
5% 9/1/41 (d)(e)	22,500	24,233
5% 9/1/41 (d)(e)	10,000	10,770
5% 10/1/41 (d)	36,700	39,430
5.5% 12/1/13 to 6/1/40	329,836	362,085
5.5% 9/1/26 (d)	1,000	1,087
5.5% 9/1/41 (d)	2,900	3,170
5.5% 9/1/41 (d)	4,000	4,372
5.5% 9/1/41 (d)	4,000	4,372
5.5% 9/1/41 (d)	8,000	8,744
6% 8/1/22 to 9/1/39	251,268	278,940
6% 9/1/41 (d)	8,000	8,857
6% 9/1/41 (d)	2,000	2,214
6% 9/1/41 (d)	5,000	5,536
6.5% 5/1/31 to 9/1/38	99,552	111,589
6.5% 9/1/41 (d)	1,000	1,117
6.5% 9/1/41 (d)	3,000	3,350
TOTAL FANNIE MAE		2,739,919
Freddie Mac - 4.0%
1.979% 3/1/36 (f)	10,980	11,311
2.5% 12/1/35 (f)	10,062	10,572
4% 10/1/40 to 4/1/41	90,967	94,299
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4% 9/1/41 (d)	$ 7,000	$ 7,249
4.5% 6/1/25 to 6/1/41	61,860	65,575
4.5% 9/1/41 (d)	12,000	12,662
4.5% 9/1/41 (d)	23,000	24,269
4.844% 3/1/35 (f)	12,663	13,597
5% 4/1/23 to 9/1/40	98,667	106,570
5% 9/1/41 (d)	20,900	22,460
5.5% 1/1/36 to 3/1/39	93,841	102,458
5.772% 9/1/37 (f)	4,955	5,241
6% 4/1/32 to 8/1/37	6,896	7,690
11.75% 9/1/13	3	3
TOTAL FREDDIE MAC		483,956
Ginnie Mae - 6.9%
4% 1/15/25 to 8/15/41	107,903	114,485
4% 7/15/41	499	530
4% 7/15/41	599	635
4% 9/1/41 (d)	8,000	8,466
4.5% 9/15/33 to 8/15/41	269,473	292,301
4.5% 9/1/41 (d)	13,000	14,070
5% 6/15/38 to 9/15/40	185,915	205,991
5% 9/1/41 (d)	7,000	7,712
5% 9/1/41 (d)	2,000	2,203
5% 9/1/41 (d)	3,000	3,305
5.5% 10/15/35 to 10/15/39	83,089	92,990
5.5% 9/1/41 (d)	2,000	2,230
5.5% 9/1/41 (d)	1,000	1,115
6% 5/20/34 to 11/15/39	53,612	60,413
6% 9/1/41 (d)	2,000	2,255
6.5% 3/20/38 to 2/15/39	22,314	25,210
TOTAL GINNIE MAE		833,911
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,899,847)		4,057,786
Asset-Backed Securities - 0.2%
	Principal Amount (000s)	Value (000s)
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/8/14	$ 750	$ 756
C-BASS Trust Series 2006-CB7 Class A2, 0.2784% 10/25/36 (f)	5	5
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	727	731
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	5,000	5,353
Chase Issuance Trust Series 2008-A4 Class A4, 4.65% 3/15/15	5,000	5,312
Citibank Credit Card Issuance Trust:
Series 2009-A4 Class A4, 4.9% 6/23/16	1,000	1,114
Series 2009-A5 Class A5, 2.25% 12/23/14	6,000	6,134
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (a)	174	174
Detroit Edison Securitization Funding LLC Series 2001-1 Class A6, 6.62% 3/1/16	6,000	6,961
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (a)	983	782
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3084% 5/25/37 (f)	35	34
Series 2007-6 Class 2A1, 0.2784% 7/25/37 (f)	112	108
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4484% 12/25/36 (f)	377	9
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.2884% 2/25/37 (f)	2	2
TOTAL ASSET-BACKED SECURITIES (Cost $26,409)		27,475
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0737% 12/10/49 (f)	1,268	1,313
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (f)	1,416	396
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7083% 7/16/34 (a)(f)	19	19
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (f)	13	14
Class A3, 5.447% 6/12/47 (f)	2,405	2,497
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	571	618
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (f)	$ 5,429	$ 5,648
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (a)	179	63
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,161)		10,568
Commercial Mortgage Securities - 2.6%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7134% 5/10/45 (f)	1,418	1,497
Series 2006-5:
Class A2, 5.317% 9/10/47	4,312	4,342
Class A3, 5.39% 9/10/47	1,768	1,828
Series 2006-6 Class A3, 5.369% 10/10/45	2,536	2,649
Series 2007-4 Class A3, 5.798% 2/10/51 (f)	1,265	1,337
Series 2006-6 Class E, 5.619% 10/10/45 (a)	733	136
Series 2007-3:
Class A3, 5.6242% 6/10/49 (f)	2,118	2,219
Class A4, 5.6242% 6/10/49 (f)	2,643	2,785
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	2,777	2,947
Series 2004-2:
Class A3, 4.05% 11/10/38	210	212
Class A4, 4.153% 11/10/38	1,608	1,663
Series 2005-1 Class A3, 4.877% 11/10/42	1,110	1,111
Series 2001-3 Class H, 6.562% 4/11/37 (a)	709	708
Series 2001-PB1:
Class J, 7.166% 5/11/35 (a)	317	315
Class K, 6.15% 5/11/35 (a)	590	584
Series 2005-3 Series A3B, 5.09% 7/10/43 (f)	3,939	4,126
Bayview Commercial Asset Trust:
Series 2004-1, 1.25% 4/25/34 (a)(g)	2,564	97
Series 2007-5A, 3.047% 10/25/37 (a)(f)(g)	6,205	616
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	200	202
Series 2007-PW16 Class A4, 5.7154% 6/11/40 (f)	16,612	17,944
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-PW17 Class A1, 5.282% 6/11/50	$ 214	$ 217
Series 2007-T26 Class A1, 5.145% 1/12/45	181	182
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,475	4,593
Series 2006-T22 Class A4, 5.5338% 4/12/38 (f)	159	176
Series 2007-PW16:
Class B, 5.7154% 6/11/40 (a)(f)	203	100
Class C, 5.7154% 6/11/40 (a)(f)	169	66
Class D, 5.7154% 6/11/40 (a)(f)	169	59
Series 2007-T28 Class A1, 5.422% 9/11/42	14	14
CDC Commercial Mortgage Trust Series 2002-FX1 Class G, 6.625% 5/15/35 (a)	1,490	1,557
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2 Class F, 0.5202% 8/15/21 (a)(f)	453	447
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,390	10,096
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (a)	1,899	1,857
Series 2007-C6:
Class A1, 5.622% 12/10/49 (f)	928	926
Class A4, 5.6978% 12/10/49 (f)	9,950	10,735
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	2,212	2,298
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,234	1,272
Class C, 5.476% 12/11/49	2,387	477
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8158% 5/15/46 (f)	1,268	1,349
Series 2006-C1 Class B, 5.359% 8/15/48	3,804	761
COMM pass-thru certificates sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (f)	12	13
Series 2006-C8 Class A3, 5.31% 12/10/46	3,613	3,781
Series 2007-C9 Class A4, 5.8145% 12/10/49 (f)	2,805	3,070
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	6,558	6,858
Series 2007-C2 Class A3, 5.542% 1/15/49 (f)	2,536	2,672
Series 2007-C3 Class A4, 5.702% 6/15/39 (f)	10,213	10,656
Series 2006-C4 Class AAB, 5.439% 9/15/39	7,097	7,275
Series 2007-C5 Class A4, 5.695% 9/15/40 (f)	1,148	1,212
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5572% 4/15/22 (a)(f)	$ 4,524	$ 3,257
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1:
Class A3, 4.321% 1/15/37	129	130
Class A4, 4.75% 1/15/37	590	618
Series 2006-C1 Class A3, 5.422% 2/15/39 (f)	4,702	4,930
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class B, 0.3572% 2/15/22 (a)(f)	480	418
Series 2007-C1 Class B, 5.487% 2/15/40 (a)(f)	1,938	291
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	45	45
Class G, 6.936% 3/15/33 (a)	834	823
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,264	13,813
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3956% 11/5/21 (a)(f)	477	464
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	2,536	2,611
Series 2007-GG9 Class A4, 5.444% 3/10/39	3,687	3,895
Series 2006-GG7:
Class A3, 5.881% 7/10/38 (f)	3,342	3,508
Class A4, 5.881% 7/10/38 (f)	10,980	11,955
GS Mortgage Securities Corp. II sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	388	389
GS Mortgage Securities Trust sequential payer Series 2007-GG10:
Class A2, 5.778% 8/10/45	581	592
Class A4, 5.8001% 8/10/45 (f)	603	637
JP Morgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB14 Class A3B, 5.4764% 12/12/44 (f)	3,371	3,430
Series 2007-LDPX Class A3, 5.42% 1/15/49	5,440	5,761
Series 2005-CB13 Class E, 5.348% 1/12/43 (a)(f)	642	45
Series 2007-LDP10 Class ES, 5.5379% 1/15/49 (a)(f)	656	46
JP Morgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (a)	151	151
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-LDP8 Class A4, 5.399% 5/15/45	$ 808	$ 878
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (f)	518	528
Class A3, 5.336% 5/15/47	529	552
Series 2007-CB19 Class A4, 5.7415% 2/12/49 (f)	17,057	18,008
Series 2007-LD11 Class A2, 5.8019% 6/15/49 (f)	3,560	3,619
Series 2006-CB17 Class A3, 5.45% 12/12/43	361	365
Series 2007-CB19:
Class B, 5.7415% 2/12/49 (f)	108	48
Class C, 5.7415% 2/12/49 (f)	283	115
Class D, 5.7415% 2/12/49 (f)	298	101
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.9407% 7/15/44 (f)	3,327	3,548
Series 1998-C1 Class D, 6.98% 2/18/30	282	288
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	182	184
Series 2006-C7 Class A3, 5.347% 11/15/38	945	990
Series 2007-C1:
Class A1, 5.391% 2/15/40 (f)	16	16
Class A3, 5.398% 2/15/40	5,000	5,130
Class A4, 5.424% 2/15/40	1,163	1,239
Series 2007-C2 Class A3, 5.43% 2/15/40	611	638
Series 2007-C6 Class A4, 5.858% 7/15/40 (f)	1,584	1,686
Series 2007-C7 Class A3, 5.866% 9/15/45	4,146	4,434
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4372% 9/15/21 (a)(f)	406	360
Class E, 0.4972% 9/15/21 (a)(f)	1,465	1,282
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A3, 5.2203% 11/12/37 (f)	994	1,006
Series 2005-LC1 Class F, 5.3796% 1/12/44 (a)(f)	1,103	562
Series 2006-C1 Class A2, 5.6285% 5/12/39 (f)	1,232	1,258
Series 2007-C1 Class A4, 5.8267% 6/12/50 (f)	4,800	5,092
Series 2008-C1 Class A4, 5.69% 2/12/51	2,707	2,917
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3058% 12/12/49 (f)	532	519
sequential payer:
Series 2006-1 CLass A3, 5.4804% 2/12/39 (f)	1,349	1,374
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (f)	$ 1,090	$ 1,148
Series 2007-5:
Class A3, 5.364% 8/12/48	495	502
Class A4, 5.378% 8/12/48	51	52
Class B, 5.479% 8/12/48	3,804	1,543
Series 2007-6:
Class A1, 5.175% 3/12/51	17	17
Class A4, 5.485% 3/12/51 (f)	2,000	2,099
Series 2007-7 Class A4, 5.7436% 6/12/50 (f)	4,438	4,785
Series 2007-8 Class A1, 4.622% 8/12/49	31	31
Series 2007-6 Class B, 5.635% 3/12/51 (f)	1,268	571
Series 2007-7 Class B, 5.7436% 6/12/50 (f)	110	29
Series 2007-8 Class A3, 5.9665% 8/12/49 (f)	1,094	1,162
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA:
Class C, 0.368% 10/15/20 (a)(f)	728	658
Class MHRO, 0.898% 10/15/20 (a)(f)	171	143
Class MJPM, 1.208% 10/15/20 (a)(f)	8	7
Class NHRO, 1.098% 10/15/20 (a)(f)	263	210
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,761	1,776
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (f)	642	666
Series 2007-IQ13:
Class A1, 5.05% 3/15/44	79	79
Class A4, 5.364% 3/15/44	5,000	5,293
Series 2006-IQ11:
Class A3, 5.694% 10/15/42 (f)	1,595	1,643
Class A4, 5.73% 10/15/42 (f)	380	417
Series 2006-T23 Class A3, 5.8184% 8/12/41 (f)	647	690
Series 2007-IQ14 Class A4, 5.692% 4/15/49 (f)	1,902	1,976
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	89	89
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A Class E, 0.4902% 9/15/21 (a)(f)	252	224
Series 2007-WHL8:
Class AP1, 0.9072% 6/15/20 (a)(f)	17	16
Class AP2, 1.0072% 6/15/20 (a)(f)	30	26
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (a)	$ 1,355	$ 1,358
Series 2003-C8 Class A3, 4.445% 11/15/35	4,739	4,749
Series 2006-C29 Class A3, 5.313% 11/15/48	3,368	3,574
Series 2007-C30:
Class A3, 5.246% 12/15/43	1,089	1,104
Class A4, 5.305% 12/15/43	373	384
Class A5, 5.342% 12/15/43	1,357	1,413
Series 2007-C31 Class A4, 5.509% 4/15/47	7,866	8,381
Series 2007-C32:
Class A2, 5.7378% 6/15/49 (f)	8,665	8,751
Class A3, 5.7428% 6/15/49 (f)	7,152	7,524
Series 2003-C6 Class G, 5.125% 8/15/35 (a)(f)	602	592
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (a)(f)	975	977
Class 180B, 5.3979% 10/15/41 (a)(f)	444	444
Series 2005-C19 Class B, 4.892% 5/15/44	1,268	1,170
Series 2005-C22:
Class B, 5.3592% 12/15/44 (f)	2,812	2,140
Class F, 5.3592% 12/15/44 (a)(f)	2,115	938
Series 2006-C23 Class A5, 5.416% 1/15/45 (f)	7,395	8,021
Series 2006-C25 Class AM, 5.7369% 5/15/43 (f)	664	630
Series 2007-C30 Class C, 5.483% 12/15/43 (f)	3,804	1,883
Series 2007-C31 Class C, 5.6883% 4/15/47 (f)	348	166
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.8992% 2/15/51 (f)	839	903
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $236,992)		315,537
Municipal Securities - 0.8%

American Muni. Pwr.-Ohio, Inc. Rev. (Combined Hydroelectric Proj.)Series 2010 B, 8.084% 2/15/50	9,720	12,681
California Gen. Oblig.:
5.25% 4/1/14	5,000	5,431
7.55% 4/1/39	15,000	18,007
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	7,460	7,809
4.511% 3/1/15	1,590	1,653
4.961% 3/1/16	2,830	2,981
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois Gen. Oblig.: - continued
5.365% 3/1/17	$ 1,875	$ 1,991
5.665% 3/1/18	3,500	3,752
5.877% 3/1/19	3,500	3,743
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	10,719
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	10,725	11,782
Univ. of California Revs. Series 2009 R, 5.77% 5/15/43	1,000	1,085
Univ. of Texas Board of Regents Sys. Rev. Series 2010 C, 4.794% 8/15/46	9,640	9,997
TOTAL MUNICIPAL SECURITIES (Cost $84,526)		91,631
Foreign Government and Government Agency Obligations - 1.3%

Bank of Nova Scotia:
2.05% 10/7/15	4,000	4,034
4.375% 1/13/21	1,000	1,085
Brazilian Federative Republic:
4.875% 1/22/21	4,045	4,484
5.625% 1/7/41	13,000	14,430
Canadian Government 2.375% 9/10/14	3,000	3,157
Chilean Republic 7.125% 1/11/12	3,016	3,082
Hydro-Quebec 2% 6/30/16	5,310	5,429
Italian Republic:
2.125% 10/5/12	2,000	1,988
3.125% 1/26/15	16,000	15,760
New Brunswick Province 2.75% 6/15/18	4,350	4,538
Ontario Province:
1.375% 1/27/14	2,000	2,033
2.3% 5/10/16	2,000	2,082
4% 10/7/19	15,000	16,656
4.1% 6/16/14	15,000	16,345
Province of British Columbia 2.1% 5/18/16	3,800	3,946
Quebec Province 2.75% 8/25/21	20,000	19,562
United Mexican States:
5.125% 1/15/20	23,500	26,320
6.05% 1/11/40	6,000	6,870
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $143,009)		151,801
Supranational Obligations - 1.2%
	Principal Amount (000s)	Value (000s)
African Development Bank:
euro 3% 5/27/14	$ 5,000	$ 5,325
1.75% 10/1/12	1,000	1,014
Asian Development Bank 2.75% 5/21/14	30,000	31,697
Corporacion Andina de Fomento:
5.2% 5/21/13	240	254
6.875% 3/15/12	390	401
8.125% 6/4/19	2,000	2,458
European Investment Bank:
1.625% 3/15/13	3,000	3,054
1.75% 9/14/12	4,000	4,057
2.875% 1/15/15	5,000	5,340
3.125% 6/4/14	72,000	76,892
Inter-American Development Bank:
euro 1.75% 10/22/12	5,000	5,079
3.875% 9/17/19	5,000	5,617
International Bank for Reconstruction & Development 1.75% 7/15/13	4,000	4,104
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $136,171)		145,292
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (b)(f)	1,042	889
MUFG Capital Finance 1 Ltd. 6.346% (b)(f)	1,725	1,781
TOTAL PREFERRED SECURITIES (Cost $1,549)		2,670
Cash Equivalents - 5.4%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.07%, dated 8/31/11 due 9/1/11 (Collateralized by U.S. Government Obligations) # (Cost $654,363)	$ 654,364	$ 654,363
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $11,966,412)		12,722,031
NET OTHER ASSETS (LIABILITIES) - (5.5)%		(660,475)
NET ASSETS - 100%		$ 12,061,556
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,548,000 or 0.3% of net assets.

(b) Security is perpetual in nature with no stated maturity date.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $168,974,000 or 1.4% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$654,363,000 due 9/01/11 at 0.07%
Barclays Capital, Inc.	$ 155,834
HSBC Securities (USA), Inc.	233,339
ING Financial Markets LLC	2,682
Mizuho Securities USA, Inc.	262,508
$ 654,363
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 2,340,573	$ -	$ 2,340,573	$ -
U.S. Government and Government Agency Obligations	4,924,335	-	4,924,335	-
U.S. Government Agency - Mortgage Securities	4,057,786	-	4,057,786	-
Asset-Backed Securities	27,475	-	26,684	791
Collateralized Mortgage Obligations	10,568	-	10,109	459
Commercial Mortgage Securities	315,537	-	303,687	11,850
Municipal Securities	91,631	-	91,631	-
Foreign Government and Government Agency Obligations	151,801	-	151,801	-
Supranational Obligations	145,292	-	145,292	-
Preferred Securities	2,670	-	2,670	-
Cash Equivalents	654,363	-	654,363	-
Total Investments in Securities:	$ 12,722,031	$ -	$ 12,708,931	$ 13,100
Other Financial Instruments:
Forward Commitments	$ 595	$ -	$ 595	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 12,562
Total Realized Gain (Loss)	2,231
Total Unrealized Gain (Loss)	2,651
Cost of Purchases	-
Proceeds of Sales	(10,182)
Amortization/Accretion	1,160
Transfers in to Level 3	6,887
Transfers out of Level 3	(2,209)
Ending Balance	$ 13,100
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ 2,678

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2011

Assets
Investment in securities, at value (including repurchase agreements of $654,363) - See accompanying schedule: Unaffiliated issuers (cost $11,966,412)		$ 12,722,031
Commitment to sell securities on a delayed delivery basis	$ (157,771)
Receivable for securities sold on a delayed delivery basis	158,366	595
Receivable for investments sold, regular delivery		179,714
Receivable for fund shares sold		35,827
Interest receivable		70,732
Other receivables		44
Total assets		13,008,943

Liabilities
Payable to custodian bank	$ 234
Payable for investments purchased Regular delivery	383,130
Delayed delivery	485,647
Payable for fund shares redeemed	75,825
Distributions payable	533
Accrued management fee	495
Other affiliated payables	1,478
Other payables and accrued expenses	45
Total liabilities		947,387

Net Assets		$ 12,061,556
Net Assets consist of:
Paid in capital		$ 11,326,675
Undistributed net investment income		7,340
Accumulated undistributed net realized gain (loss) on investments		(28,673)
Net unrealized appreciation (depreciation) on investments		756,214
Net Assets		$ 12,061,556

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2011

Investor Class: Net Asset Value, offering price and redemption price per share ($7,286,999 ÷ 620,837 shares)	$ 11.74

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($1,533,102 ÷ 130,627 shares)	$ 11.74

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,926,240 ÷ 164,124 shares)	$ 11.74

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($681,580 ÷ 58,074 shares)	$ 11.74

Class F: Net Asset Value, offering price and redemption price per share ($633,635 ÷ 53,990 shares)	$ 11.74

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2011

Investment Income
Dividends		$ 170
Interest		375,147
Total income		375,317

Expenses
Management fee	$ 13,621
Transfer agent fees	16,245
Independent trustees' compensation	42
Miscellaneous	39
Total expenses before reductions	29,947
Expense reductions	(1,402)	28,545
Net investment income (loss)		346,772
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		102,576
Change in net unrealized appreciation (depreciation) on: Investment securities	31,572
Delayed delivery commitments	740
Total change in net unrealized appreciation (depreciation)		32,312
Net gain (loss)		134,888
Net increase (decrease) in net assets resulting from operations		$ 481,660

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2011	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 346,772	$ 352,833
Net realized gain (loss)	102,576	152,062
Change in net unrealized appreciation (depreciation)	32,312	417,036
Net increase (decrease) in net assets resulting from operations	481,660	921,931
Distributions to shareholders from net investment income	(337,680)	(346,700)
Distributions to shareholders from net realized gain	(75,325)	-
Total distributions	(413,005)	(346,700)
Share transactions - net increase (decrease)	541,069	595,550
Total increase (decrease) in net assets	609,724	1,170,781

Net Assets
Beginning of period	11,451,832	10,281,051
End of period (including undistributed net investment income of $7,340 and undistributed net investment income of $5,805, respectively)	$ 12,061,556	$ 11,451,832

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.67	$ 11.05	$ 10.73	$ 10.76	$ 10.82
Income from Investment Operations
Net investment income (loss) B	.351	.373	.445	.503	.537
Net realized and unrealized gain (loss)	.137	.613	.325	(.012)	(.078)
Total from investment operations	.488	.986	.770	.491	.459
Distributions from net investment income	(.342)	(.366)	(.450)	(.521)	(.519)
Distributions from net realized gain	(.076)	-	-	-	-
Total distributions	(.418)	(.366)	(.450)	(.521)	(.519)
Net asset value, end of period	$ 11.74	$ 11.67	$ 11.05	$ 10.73	$ 10.76
Total Return A	4.32%	9.10%	7.39%	4.61%	4.31%
Ratios to Average Net Assets C,D
Expenses before reductions	.28%	.36%	.45%	.48%	.49%
Expenses net of fee waivers, if any	.27%	.32%	.32%	.32%	.32%
Expenses net of all reductions	.27%	.32%	.32%	.32%	.31%
Net investment income (loss)	3.06%	3.32%	4.16%	4.64%	4.96%
Supplemental Data
Net assets, end of period (in millions)	$ 7,287	$ 11,355	$ 10,281	$ 8,954	$ 7,687
Portfolio turnover rate F	106%	165%	231% E	151%	174% E

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Year ended August 31,	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.115
Net realized and unrealized gain (loss)	.301
Total from investment operations	.416
Distributions from net investment income	(.116)
Net asset value, end of period	$ 11.74
Total Return B,C	3.66%
Ratios to Average Net Assets F
Expenses before reductions	.17% A
Expenses net of fee waivers, if any	.17% A
Expenses net of all reductions	.17% A
Net investment income (loss)	3.15% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,533
Portfolio turnover rate	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended August 31,	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.118
Net realized and unrealized gain (loss)	.302
Total from investment operations	.420
Distributions from net investment income	(.120)
Net asset value, end of period	$ 11.74
Total Return B,C	3.69%
Ratios to Average Net Assets F
Expenses before reductions	.07% A
Expenses net of fee waivers, if any	.07% A
Expenses net of all reductions	.07% A
Net investment income (loss)	3.25% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,926
Portfolio turnover rate	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Year ended August 31,	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.118
Net realized and unrealized gain (loss)	.303
Total from investment operations	.421
Distributions from net investment income	(.121)
Net asset value, end of period	$ 11.74
Total Return B,C	3.70%
Ratios to Average Net Assets F
Expenses before reductions	.05% A
Expenses net of fee waivers, if any	.05% A
Expenses net of all reductions	.05% A
Net investment income (loss)	3.27% A
Supplemental Data
Net assets, end of period (in millions)	$ 682
Portfolio turnover rate	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended August 31,	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.67	$ 11.12
Income from Investment Operations
Net investment income (loss) D	.365	.359
Net realized and unrealized gain (loss)	.139	.542
Total from investment operations	.504	.901
Distributions from net investment income	(.358)	(.351)
Distributions from net realized gain	(.076)	-
Total distributions	(.434)	(.351)
Net asset value, end of period	$ 11.74	$ 11.67
Total Return B,C	4.47%	8.26%
Ratios to Average Net Assets F
Expenses before reductions	.12%	.22% A
Expenses net of fee waivers, if any	.12%	.22% A
Expenses net of all reductions	.12%	.22% A
Net investment income (loss)	3.20%	3.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 634	$ 97
Portfolio turnover rate	106%	165%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 24, 2009 (commencement of sale of shares) to August 31, 2010.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2011

(Amounts in thousands except ratios)

1. Organization.

Spartan U.S. Bond Index Fund (formerly Fidelity U.S. Bond Index Fund)(the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. In January 2011, the Board of Trustees of the Fund approved the creation of additional classes of shares. The Fund commenced sale of Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class shares on May 4, 2011. The Fund offers Investor Class (formerly U.S. Bond Index), Fidelity Advantage Class, Institutional Class, Fidelity Advantage Institutional Class and Class F shares, each of which has equal rights as to assets and voting privileges. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

In September 2011 the Board of Trustees approved a change in the name of Fidelity Fixed-Income Trust to Fidelity Salem Street Trust effective October 14, 2011.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Annual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, in-kind transactions, deferred trustees compensation, and losses due to wash sales.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 692,554
Gross unrealized depreciation	(8,660)
Net unrealized appreciation (depreciation) on securities and other investments	$ 683,894

Tax Cost	$ 12,038,137

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 4,762
Undistributed long-term capital gains	$ 45,675
Net unrealized appreciation (depreciation)	$ 684,280

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be August 31, 2012.

The tax character of distributions paid was as follows:

	August 31, 2011	August 31, 2010
Ordinary Income	$ 339,669	$ 346,700
Long-term Capital Gains	73,336	-
Total	$ 413,005	$ 346,700

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual

Annual Report

2. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $696,270 and $394,630, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contracts. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective February 1, 2011, an amendment to the management contract was approved by the Board of Trustees reducing the management fee from ..22% to .05% of the Fund's average net assets. In addition, the management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. For the period, the total annual management fee rate was .12% of average net assets.

Effective February 1, 2011, the Board of Trustees approved a new expense contract for Investor Class limiting the total expenses of the class to an annual rate of .22% of average net assets, with certain exceptions. In addition, under expense contracts, FMR pays class-level expenses of Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class so that total expenses do not exceed an annual rate of .17%, .07% and .05% of the class' average net assets, respectively, with certain exceptions.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective February 1, 2011, FIIOC receives transfer agent fees at an annual rate of ..17% of average net assets for Investor Class. Prior to February 1, 2011, FIIOC received account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Investor Class. FIIOC receives transfer agent fees at an annual rate of .12%, .035% and .015% of average net assets for Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contracts, Institutional Class pays a portion of the transfer agent fees at an annual rate of .02% of average net assets and Fidelity Advantage Institutional Class does not pay transfer agent fees.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets
Investor Class	$ 15,841.16
Fidelity Advantage Class	345	.12*
Institutional Class	59	.02*
	$ 16,245

* Annualized

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $39 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $65.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Expense Reductions.

Prior to February 1, 2011, FMR had contractually agreed to waive expenses of Investor Class to the extent annual operating expenses exceeded an annual rate of .32% of average net assets, with certain exceptions. During the period this waiver reduced the class' expenses by $1,402.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2011 A	2010 B
From net investment income
Investor Class	$ 303,648	$ 345,387
Fidelity Advantage Class	8,777	-
Institutional Class	9,197	-
Fidelity Advantage Institutional Class	3,164	-
Class F	12,894	1,313
Total	$ 337,680	$ 346,700
From net realized gain
Investor Class	$ 73,706	$ -
Class F	1,619	-
Total	$ 75,325	$ -

A Distributions for Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class are for the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

B Distributions for Class F are for the period September 24, 2009 (commencement of sale of shares) to August 31, 2010.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2011 A	2010 B	2011 A	2010 B
Investor Class
Shares sold	275,359	374,729	$ 3,161,122	$ 4,216,268
Reinvestment of distributions	32,181	29,929	369,327	337,209
Shares redeemed	(659,966)	(361,514)	(7,593,927)	(4,051,189)
Net increase (decrease)	(352,426)	43,144	$ (4,063,478)	$ 502,288
Fidelity Advantage Class
Shares sold	135,511	-	$ 1,566,401	$ -
Reinvestment of distributions	698	-	8,115	-
Shares redeemed	(5,582)	-	(64,717)	-
Net increase (decrease)	130,627	-	$ 1,509,799	$ -

Annual Report

10. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2011 A	2010 B	2011 A	2010 B
Institutional Class
Shares sold	170,966	-	$ 1,981,134	$ -
Reinvestment of distributions	790	-	9,197	-
Shares redeemed	(7,632)	-	(88,922)	-
Net increase (decrease)	164,124	-	$ 1,901,409	$ -
Fidelity Advantage Institutional Class
Shares sold	60,598	-	$ 701,033	$ -
Reinvestment of distributions	271	-	3,164	-
Shares redeemed	(2,795)	-	(32,564)	-
Net increase (decrease)	58,074	-	$ 671,633	$ -
Class F
Shares sold	52,176	9,818	$ 597,198	$ 110,320
Reinvestment of distributions	1,263	115	14,513	1,313
Shares redeemed	(7,767)	(1,615)	(90,005)	(18,371)
Net increase (decrease)	45,672	8,318	$ 521,706	$ 93,262

A Share transactions for Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class are for the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

B Share transactions for Class F are for the period September 24, 2009 (commencement of sale of shares) to August 31, 2010.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust (formerly Fidelity Fixed-Income Trust) and the Shareholders of Spartan U.S. Bond Index Fund (formerly Fidelity U.S. Bond Index Fund):

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan U.S. Bond Index Fund (formerly Fidelity U.S. Bond Index Fund) (a fund of Fidelity Salem Street Trust) at August 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan U.S. Bond Index Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 19, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 424 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund's are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Spartan U.S. Bond Index Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Investor Class	10/17/11	10/14/11	$0.054
Fidelity Advantage Class	10/17/11	10/14/11	$0.054

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2011, $63,638,370, or, if subsequently determined to be different, the net capital gain of such year.

A total of 22.61% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $209,255,094 of distributions paid during the period January 1, 2011 to August 31, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

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Sarasota, FL

1502 N. Westshore Blvd.
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2465 State Road 7
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Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
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1823 Freedom Drive
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Indiana

8480 Keystone Crossing
Indianapolis, IN

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5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
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733 Third Avenue
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2070 Broadway
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799 Central Park Avenue
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3349 Monroe Avenue
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North Carolina

4611 Sharon Road
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Ohio

3805 Edwards Road
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1324 Polaris Parkway
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1800 Crocker Road
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7493 SW Bridgeport Road
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Pennsylvania

600 West DeKalb Pike
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1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
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Tennessee

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Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

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6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
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15600 Southwest Freeway
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139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
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Washington

10500 NE 8th Street
Bellevue, WA

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Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

Investment Adviser

Fidelity Management & Research Company

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The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

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Automated line for quickest service

UBI-UANN-1011
1.790916.108

Spartan®
U.S. Bond Index
Fund

(formerly Fidelity® U.S. Bond Index Fund)

Class F

Annual Report

August 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2011	Past 1 year	Past 5 years	Past 10 years
Class F A	4.47%	5.98%	5.50%

A The initial offering of Class F shares took place on September 24, 2009. Returns prior to September 24, 2009 are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® U.S. Bond Index Fund - Class F on August 31, 2001. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. Aggregate Bond Index performed over the same period. The initial offering of Class F took place on September 24, 2009. See above for additional information regarding the performance of Class F.

Annual Report

Management's Discussion of Fund Performance

Comments from Curtis Hollingsworth, Lead Portfolio Manager of Spartan® U.S. Bond Index Fund: For the year ending August 31, 2011, the fund's Class F shares returned 4.47%, while the Barclays Capital® U.S. Aggregate Bond Index returned 4.62%. Against the backdrop of ultra-low interest rates and heightened volatility, U.S. taxable investment-grade bonds generated moderate gains for the year. Among the sectors that comprise the index, the best performers were on the riskier end of the spectrum, bolstered by improving economic data. Buoyed by a strong first half, commercial mortgage-backed securities (CMBS) fared best, gaining 5.94% amid continued modest improvement in commercial real estate fundamentals. Investment-grade corporate bonds rose 4.98%, due in large part to increased corporate profitability, high cash balances, reduced debt levels and improved credit conditions. Residential mortgage-backed securities also rose 4.98%, supported by a combination of slower-than-expected prepayments and strong demand from investors seeking higher-yielding alternatives to government bonds. Meanwhile, U.S. Treasury bonds gained 4.17%. After underperforming in the first half when economic data was strong, Treasuries performed exceedingly well in the second half when the economy weakened, sovereign debt woes in Europe worsened, Congress wrangled over raising the federal debt ceiling and Standard & Poor's downgraded its long-term sovereign credit rating of the United States. For the full year, U.S. government agency securities returned 3.04%.

Our goal is to produce monthly returns, before expenses, that match those of the Barclays Capital index as closely as possible. In other words, our goal is to minimize the tracking error of the fund relative to its benchmark. Investing in all of the roughly 8,000 securities that make up the index would not be feasible. Many of these securities are not available for purchase on a typical day in the bond market. In addition, trying to invest in all of them would lead to a portfolio that contained a large number of small positions, which in turn would likely diminish liquidity and increase transaction costs. As a result, we use a method known as "stratified sampling," or investing in representative securities to construct a portfolio that approximately mirrors the structure of the index in terms of its sector weightings, maturity distribution and credit quality. We manage the portfolio so that it matches the index in terms of overall sensitivity to changes in interest rates and the yield curve.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011) for Investor Class and Class F and for the entire period (May 4, 2011 to August 31, 2011) for Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class.

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value August 31, 2011	Expenses Paid During Period
Investor Class	.22%
Actual		$ 1,000.00	$ 1,053.10	$ 1.14 B
Hypothetical A		$ 1,000.00	$ 1,024.10	$ 1.12 C
Fidelity Advantage Class	.17%
Actual		$ 1,000.00	$ 1,036.60	$ .57 B
Hypothetical A		$ 1,000.00	$ 1,024.35	$ .87 C
Institutional Class	.07%
Actual		$ 1,000.00	$ 1,036.90	$ .23B
Hypothetical A		$ 1,000.00	$ 1,024.85	$ .36 C
Fidelity Advantage Institutional Class	.05%
Actual		$ 1,000.00	$ 1,037.00	$ .17 B
Hypothetical A		$ 1,000.00	$ 1,024.95	$ .26 C
Class F	.05%
Actual		$ 1,000.00	$ 1,054.00	$ .26 B
Hypothetical A		$ 1,000.00	$ 1,024.95	$ .26 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) for Investor Class and Class F and multiplied by 120/365 (to reflect the period May 4, 2011 to August 31, 2011) for Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class.

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2011	As of February 28, 2011
U.S. Government and U.S. Government Agency Obligations† 74.5%	U.S. Government and U.S. Government Agency Obligations† 73.7%
AAA 3.6%	AAA 4.3%
AA 5.4%	AA 4.8%
A 8.9%	A 8.2%
BBB 7.5%	BBB 8.0%
BB and Below 0.1%	BB and Below 0.3%
Not Rated 0.1%	Not Rated 0.1%
Short-Term Investments and Net Other Assets (0.1)%	Short-Term Investments and Net Other Assets 0.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2011
6 months ago
Years	6.1	6.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2011
6 months ago
Years	4.6	4.7

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2011*	As of February 28, 2011**
Corporate Bonds 19.4%	Corporate Bonds 19.2%
U.S. Government and U.S. Government Agency Obligations† 74.5%	U.S. Government and U.S. Government Agency Obligations† 73.7%
Asset-Backed Securities 0.2%	Asset-Backed Securities 0.4%
CMOs and Other Mortgage Related Securities 2.7%	CMOs and Other Mortgage Related Securities 3.3%
Municipal Bonds 0.8%	Municipal Bonds 0.4%
Other Investments 2.5%	Other Investments 2.4%
Short-Term Investments and Net Other Assets (0.1)%	Short-Term Investments and Net Other Assets 0.6%

* Foreign investments	6.4%	** Foreign investments	6.3%
† Includes FDIC Guaranteed Corporate Securities

Annual Report

Investments August 31, 2011

Showing Percentage of Net Assets

Nonconvertible Bonds - 19.4%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp. 5.75% 9/8/11	$ 5,542	$ 5,544
Diversified Consumer Services - 0.0%
University Southern California 5.25% 10/1/11	2,000	1,999
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
5.35% 3/1/18	2,317	2,743
6.3% 3/1/38	7,045	8,799
Yum! Brands, Inc.:
4.25% 9/15/15	2,000	2,170
5.3% 9/15/19	2,000	2,230
		15,942
Household Durables - 0.1%
Fortune Brands, Inc. 5.875% 1/15/36	10,000	10,208
Media - 0.9%
AOL Time Warner, Inc. 7.625% 4/15/31	3,250	3,985
Comcast Corp.:
4.95% 6/15/16	1,862	2,091
5.7% 5/15/18	2,940	3,405
5.7% 7/1/19	8,500	9,917
6.4% 3/1/40	1,000	1,133
6.55% 7/1/39	3,000	3,420
COX Communications, Inc. 4.625% 6/1/13	4,425	4,695
Discovery Communications LLC 5.05% 6/1/20	3,200	3,449
NBCUniversal Media LLC 6.4% 4/30/40	3,000	3,389
News America Holdings, Inc. 7.75% 12/1/45	3,160	3,721
News America, Inc.:
5.3% 12/15/14	868	960
5.65% 8/15/20	1,000	1,100
6.15% 3/1/37	3,955	4,130
6.9% 3/1/19	2,110	2,470
6.9% 8/15/39	2,000	2,259
Thomson Reuters Corp. 4.7% 10/15/19	4,000	4,490
Time Warner Cable, Inc.:
5.4% 7/2/12	2,421	2,508
5.85% 5/1/17	5,801	6,537
6.2% 7/1/13	2,302	2,504
6.75% 7/1/18	1,162	1,367
7.3% 7/1/38	4,000	4,722
8.75% 2/14/19	2,368	3,061
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc.:
3.15% 7/15/15	$ 5,000	$ 5,200
5.875% 11/15/16	2,131	2,481
6.5% 11/15/36	5,724	6,385
Viacom, Inc.:
4.375% 9/15/14	2,000	2,156
5.625% 9/15/19	1,000	1,147
6.125% 10/5/17	5,420	6,252
6.75% 10/5/37	1,865	2,173
Walt Disney Co. 5.5% 3/15/19	2,000	2,399
		103,506
Multiline Retail - 0.0%
Target Corp. 3.875% 7/15/20	3,000	3,182
Specialty Retail - 0.2%
Home Depot, Inc.:
5.4% 3/1/16	6,400	7,266
5.875% 12/16/36	4,700	5,112
Lowe's Companies, Inc.:
4.625% 4/15/20	2,000	2,198
5.8% 4/15/40	2,000	2,163
Staples, Inc. 9.75% 1/15/14	10,000	11,719
		28,458
TOTAL CONSUMER DISCRETIONARY		168,839
CONSUMER STAPLES - 1.6%
Beverages - 0.4%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	4,073	5,012
Anheuser-Busch InBev Worldwide, Inc.:
4.125% 1/15/15	5,700	6,224
5.375% 1/15/20	1,500	1,755
Diageo Capital PLC:
5.2% 1/30/13	1,028	1,091
5.75% 10/23/17	5,185	6,090
PepsiCo, Inc.:
3.1% 1/15/15	10,300	10,937
4.875% 11/1/40	2,300	2,441
7.9% 11/1/18	6,000	7,931
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
The Coca-Cola Co.:
1.5% 11/15/15	$ 3,770	$ 3,834
3.15% 11/15/20	3,700	3,757
		49,072
Food & Staples Retailing - 0.4%
CVS Caremark Corp.:
5.75% 5/15/41	6,000	6,240
6.125% 9/15/39	1,000	1,093
6.302% 6/1/37 (f)	5,809	5,664
Kroger Co. 3.9% 10/1/15	9,000	9,615
Safeway, Inc. 5% 8/15/19	1,000	1,079
Wal-Mart Stores, Inc.:
3.2% 5/15/14	10,000	10,621
5.625% 4/1/40	2,000	2,250
6.5% 8/15/37	8,275	10,242
		46,804
Food Products - 0.4%
ConAgra Foods, Inc. 5.875% 4/15/14	4,000	4,410
General Mills, Inc. 5.65% 2/15/19	13,501	15,885
Kellogg Co.:
3.25% 5/21/18	2,800	2,910
4.45% 5/30/16	2,000	2,232
Kraft Foods, Inc.:
5.625% 11/1/11	467	470
6% 2/11/13	7,895	8,425
6.125% 2/1/18	5,497	6,499
6.75% 2/19/14	535	605
6.875% 2/1/38	5,250	6,236
		47,672
Household Products - 0.1%
Procter & Gamble Co.:
1.8% 11/15/15	5,000	5,129
3.15% 9/1/15	4,500	4,832
		9,961
Tobacco - 0.3%
Altria Group, Inc. 9.7% 11/10/18	6,065	8,009
Philip Morris International, Inc.:
4.5% 3/26/20	2,000	2,177
4.875% 5/16/13	8,937	9,517
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.: - continued
5.65% 5/16/18	$ 6,789	$ 8,000
6.375% 5/16/38	1,450	1,738
Reynolds American, Inc.:
6.75% 6/15/17	2,899	3,413
7.25% 6/15/37	7,220	8,043
		40,897
TOTAL CONSUMER STAPLES		194,406
ENERGY - 1.8%
Energy Equipment & Services - 0.2%
Baker Hughes, Inc. 5.125% 9/15/40	2,000	2,119
Halliburton Co.:
6.15% 9/15/19	2,000	2,441
7.45% 9/15/39	1,500	1,983
Noble Holding International Ltd.:
3.05% 3/1/16	1,020	1,063
4.625% 3/1/21	1,340	1,418
Rowan Companies, Inc. 7.875% 8/1/19	500	599
Weatherford International Ltd.:
4.95% 10/15/13	1,726	1,835
5.15% 3/15/13	2,255	2,375
7% 3/15/38	5,580	6,192
		20,025
Oil, Gas & Consumable Fuels - 1.6%
Anadarko Petroleum Co. 6.2% 3/15/40	2,000	2,056
Anadarko Petroleum Corp.:
5.75% 6/15/14	5,000	5,526
6.45% 9/15/36	2,675	2,842
Apache Corp. 5.1% 9/1/40	3,000	3,201
Boardwalk Pipelines LP 5.75% 9/15/19	1,000	1,120
Canadian Natural Resources Ltd.:
5.15% 2/1/13	4,456	4,699
5.7% 5/15/17	1,148	1,341
Cenovus Energy, Inc. 6.75% 11/15/39	2,000	2,364
ConocoPhillips:
4.6% 1/15/15	3,000	3,298
5.75% 2/1/19	2,902	3,457
6.5% 2/1/39	7,529	9,475
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Devon Energy Corp. 5.625% 1/15/14	$ 2,321	$ 2,570
El Paso Natural Gas Co. 5.95% 4/15/17	926	1,070
Enbridge Energy Partners LP:
5.875% 12/15/16	1,000	1,176
6.5% 4/15/18	1,000	1,164
EnCana Holdings Finance Corp. 5.8% 5/1/14	2,861	3,157
Enterprise Products Operating LP:
4.05% 2/15/22	2,425	2,438
4.6% 8/1/12	5,000	5,163
5.6% 10/15/14	1,937	2,126
5.65% 4/1/13	690	733
5.7% 2/15/42	2,000	2,016
6.65% 4/15/18	2,000	2,369
7.55% 4/15/38	2,000	2,387
EOG Resources, Inc. 5.625% 6/1/19	1,000	1,166
EQT Corp. 8.125% 6/1/19	1,000	1,232
Hess Corp. 5.6% 2/15/41	3,400	3,502
Kinder Morgan Energy Partners LP:
5% 12/15/13	5,000	5,382
5.625% 9/1/41	1,000	962
6.55% 9/15/40	3,000	3,249
Magellan Midstream Partners LP 6.55% 7/15/19	4,592	5,465
Marathon Petroleum Corp.:
3.5% 3/1/16 (a)	1,000	1,044
5.125% 3/1/21 (a)	1,000	1,066
6.5% 3/1/41 (a)	1,000	1,084
Nexen, Inc.:
5.2% 3/10/15	900	984
5.875% 3/10/35	3,710	3,503
Occidental Petroleum Corp.:
1.75% 2/15/17	2,000	1,988
3.125% 2/15/22	2,000	1,989
Petro-Canada:
6.05% 5/15/18	3,650	4,228
6.8% 5/15/38	8,445	9,885
Petrobras International Finance Co. Ltd. 7.875% 3/15/19	12,228	14,875
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,000	2,117
5.75% 1/15/20	1,000	1,127
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP/PAA Finance Corp.: - continued
6.125% 1/15/17	$ 1,795	$ 2,057
6.65% 1/15/37	2,795	3,051
Shell International Finance BV:
1.875% 3/25/13	7,000	7,143
6.375% 12/15/38	4,200	5,355
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,236
StatoilHydro ASA:
2.9% 10/15/14	1,500	1,587
5.1% 8/17/40	2,000	2,167
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	13,031
6.85% 6/1/39	2,000	2,336
Talisman Energy, Inc. 5.85% 2/1/37	5,000	5,241
TransCanada PipeLines Ltd.:
3.4% 6/1/15	1,000	1,072
6.1% 6/1/40	6,700	7,880
Valero Energy Corp. 6.625% 6/15/37	5,420	5,805
XTO Energy, Inc.:
5% 1/31/15	1,733	1,969
5.65% 4/1/16	1,189	1,410
		192,936
TOTAL ENERGY		212,961
FINANCIALS - 7.2%
Capital Markets - 1.5%
Bear Stearns Companies, Inc. 5.3% 10/30/15	1,159	1,259
BlackRock, Inc. 4.25% 5/24/21	6,500	6,611
Goldman Sachs Group, Inc.:
3.625% 2/7/16	5,000	5,002
3.7% 8/1/15	7,848	7,929
5.25% 10/15/13	1,500	1,564
5.25% 7/27/21	4,500	4,557
5.625% 1/15/17	7,000	7,247
6% 6/15/20	1,650	1,759
6.15% 4/1/18	1,951	2,084
6.25% 2/1/41	2,000	1,962
6.75% 10/1/37	19,510	18,471
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
JPMorgan Chase Capital XX 6.55% 9/29/36	$ 14,550	$ 14,452
Lazard Group LLC:
6.85% 6/15/17	3,804	4,277
7.125% 5/15/15	1,364	1,538
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	3,140	3,216
6.875% 4/25/18	6,991	7,249
Morgan Stanley:
2.875% 1/24/14	5,000	4,968
2.875% 7/28/14	1,000	988
4.2% 11/20/14	7,250	7,266
4.75% 4/1/14	4,287	4,346
5.45% 1/9/17	236	242
5.5% 7/28/21	1,000	997
5.625% 9/23/19	2,000	2,031
5.75% 1/25/21	5,000	5,144
5.95% 12/28/17	5,745	5,938
6% 5/13/14	3,242	3,403
6% 4/28/15	5,666	5,928
6.625% 4/1/18	5,055	5,412
7.3% 5/13/19	3,000	3,347
Royal Bank of Scotland PLC:
3.95% 9/21/15	6,500	6,332
4.875% 3/16/15	5,000	5,066
6.125% 1/11/21	3,700	3,857
State Street Corp. 2.875% 3/7/16	3,340	3,449
The Bank of New York Mellon Corp.:
2.3% 7/28/16	1,000	1,016
4.3% 5/15/14	9,828	10,629
5.45% 5/15/19	2,000	2,298
UBS AG Stamford Branch:
2.25% 1/28/14	1,300	1,312
3.875% 1/15/15	2,000	2,074
5.75% 4/25/18	1,700	1,810
5.875% 12/20/17	3,500	3,740
		180,770
Commercial Banks - 1.4%
American Express Bank FSB 6% 9/13/17	615	708
Bank of America NA:
5.3% 3/15/17	3,500	3,424
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Bank of America NA: - continued
6% 10/15/36	$ 2,419	$ 2,271
Barclays Bank PLC:
3.9% 4/7/15	6,600	6,607
5.2% 7/10/14	2,000	2,104
BB&T Capital Trust IV 6.82% 6/12/77 (f)	3,510	3,514
Canadian Imperial Bank of Commerce 1.45% 9/13/13	1,000	1,006
Comerica, Inc. 3% 9/16/15	1,268	1,296
Credit Suisse New York Branch:
2.2% 1/14/14	7,948	7,975
6% 2/15/18	15,651	16,480
Export-Import Bank of Korea 5.5% 10/17/12	2,235	2,324
Fifth Third Bancorp:
3.625% 1/25/16	2,000	2,027
4.5% 6/1/18	824	822
8.25% 3/1/38	2,079	2,350
Fifth Third Bank 4.75% 2/1/15	3,422	3,652
HSBC Holdings PLC:
5.1% 4/5/21	2,800	3,000
6.5% 9/15/37	10,000	9,956
JPMorgan Chase Bank 6% 10/1/17	7,075	7,925
KeyBank NA 5.8% 7/1/14	1,109	1,211
KeyCorp. 3.75% 8/13/15	7,000	7,216
PNC Funding Corp. 6.7% 6/10/19	2,500	2,986
Rabobank (Netherlands) NV:
2.125% 10/13/15	1,000	1,011
4.5% 1/11/21	1,000	1,071
5.25% 5/24/41	3,000	3,156
Regions Bank 7.5% 5/15/18	2,000	1,950
Royal Bank of Canada 2.3% 7/20/16	3,000	3,041
Toronto Dominion Bank 2.5% 7/14/16	1,200	1,234
U.S. Bancorp:
3.15% 3/4/15	5,000	5,260
4.125% 5/24/21	3,000	3,169
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (a)(f)	2,905	2,598
UnionBanCal Corp. 5.25% 12/16/13	656	708
Wachovia Bank NA:
4.875% 2/1/15	1,394	1,486
6.6% 1/15/38	10,000	11,376
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wachovia Corp.:
5.5% 5/1/13	$ 14,000	$ 14,965
5.625% 10/15/16	3,367	3,685
5.75% 6/15/17	2,905	3,290
Wells Fargo & Co. 5.625% 12/11/17	5,972	6,844
Westpac Banking Corp.:
1.85% 12/9/13	9,800	9,919
4.875% 11/19/19	3,700	3,888
		167,505
Consumer Finance - 1.0%
American Express Co.:
7.25% 5/20/14	1,500	1,712
8.15% 3/19/38	8,500	12,159
American Express Credit Corp. 2.75% 9/15/15	5,000	5,106
Capital One Bank Glen Allen Virginia 8.8% 7/15/19	2,020	2,492
Capital One Financial Corp.:
4.75% 7/15/21	4,000	4,020
5.7% 9/15/11	2,000	2,002
7.375% 5/23/14	1,578	1,775
Caterpillar Financial Services Corp.:
2% 4/5/13	8,104	8,275
2.75% 6/24/15	1,500	1,579
Discover Financial Services:
6.45% 6/12/17	2,263	2,545
10.25% 7/15/19	1,000	1,290
General Electric Capital Corp.:
2.25% 11/9/15	6,228	6,261
2.95% 5/9/16	11,691	11,790
3.5% 6/29/15	12,081	12,631
5.625% 9/15/17	7,044	7,820
5.625% 5/1/18	15,000	16,608
6.375% 11/15/67 (f)	9,000	8,910
Household Finance Corp. 6.375% 10/15/11	1,842	1,852
John Deere Capital Corp. 1.6% 3/3/14	8,400	8,533
PACCAR Financial Corp. 1.95% 12/17/12	2,000	2,028
		119,388
Diversified Financial Services - 1.8%
Bank of America Corp. 5.75% 12/1/17	5,855	6,082
BB&T Corp. 2.05% 4/28/14	2,000	2,025
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
BNP Paribas:
2.125% 12/21/12	$ 2,000	$ 1,973
3.6% 2/23/16	10,380	10,394
BP Capital Markets PLC:
3.125% 3/10/12	4,000	4,054
3.125% 10/1/15	2,500	2,615
3.875% 3/10/15	2,000	2,131
4.5% 10/1/20	2,000	2,161
4.75% 3/10/19	1,000	1,103
Capital One Capital V 10.25% 8/15/39	3,557	3,693
Capital One Capital VI 8.875% 5/15/40	1,000	1,011
Citigroup, Inc.:
3.953% 6/15/16	1,450	1,481
4.75% 5/19/15	15,244	15,891
5.5% 4/11/13	13,899	14,480
6.125% 5/15/18	5,731	6,251
6.5% 8/19/13	6,095	6,483
8.125% 7/15/39	8,000	9,609
8.5% 5/22/19	2,000	2,442
CME Group, Inc. 5.75% 2/15/14	501	554
Deutsche Bank AG London Branch:
3.45% 3/30/15	2,000	2,043
3.875% 8/18/14	5,000	5,195
Export Development Canada 1.25% 10/27/15	3,000	3,031
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	10,279
6.375% 5/15/38	7,218	8,950
JPMorgan Chase & Co.:
3.15% 7/5/16	1,500	1,531
3.4% 6/24/15	10,710	11,031
3.7% 1/20/15	5,000	5,207
4.35% 8/15/21	2,000	2,061
4.625% 5/10/21	1,500	1,552
4.65% 6/1/14	4,000	4,267
5.5% 10/15/40	5,700	5,622
5.6% 7/15/41	1,500	1,541
6.3% 4/23/19	10,000	11,545
Kreditanstalt fur Wiederaufbau:
1.875% 1/14/13	3,100	3,161
4% 1/27/20	3,000	3,410
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Kreditanstalt fur Wiederaufbau: - continued
4.875% 6/17/19	$ 25,000	$ 29,834
National Rural Utils. Coop. Finance Corp.:
2.625% 9/16/12	3,000	3,065
3.875% 9/16/15	4,000	4,335
ORIX Corp. 5.48% 11/22/11	381	384
TECO Finance, Inc. 4% 3/15/16	2,875	3,075
		215,552
Insurance - 0.8%
Ace INA Holdings, Inc. 5.9% 6/15/19	3,000	3,489
Allstate Corp.:
5.95% 4/1/36	3,100	3,276
6.2% 5/16/14	4,000	4,524
7.45% 5/16/19	3,000	3,647
American International Group, Inc.:
3.65% 1/15/14	3,700	3,677
5.05% 10/1/15	3,000	3,037
5.85% 1/16/18	2,000	2,032
6.4% 12/15/20	2,900	3,047
8.25% 8/15/18	4,000	4,508
Aon Corp. 3.125% 5/27/16	8,000	8,006
Assurant, Inc. 5.625% 2/15/14	1,894	2,010
Axis Capital Holdings Ltd. 5.75% 12/1/14	553	603
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	5,370
MetLife, Inc.:
2.375% 2/6/14	3,000	3,065
5% 6/15/15	1,153	1,273
5.875% 2/6/41	2,400	2,550
6.125% 12/1/11	981	994
7.717% 2/15/19	9,000	11,046
Prudential Financial, Inc.:
5.15% 1/15/13	3,146	3,295
5.4% 6/13/35	447	427
5.5% 3/15/16	421	463
5.625% 5/12/41	2,000	1,861
5.7% 12/14/36	380	368
6.2% 1/15/15	1,340	1,499
6.2% 11/15/40	2,400	2,460
7.375% 6/15/19	3,000	3,585
8.875% 6/15/38 (f)	2,944	3,209
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
The Chubb Corp.:
5.75% 5/15/18	$ 4,175	$ 4,878
6.5% 5/15/38	3,510	4,088
The Travelers Companies, Inc. 6.25% 6/15/37	8,350	9,362
		101,649
Real Estate Investment Trusts - 0.0%
AvalonBay Communities, Inc. 6.125% 11/1/12	527	554
HRPT Properties Trust:
5.75% 11/1/15	881	943
6.25% 6/15/17	1,221	1,339
6.65% 1/15/18	612	689
Kimco Realty Corp. 6.875% 10/1/19	1,000	1,146
		4,671
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 5.75% 4/1/12	1,000	1,019
Digital Realty Trust LP 4.5% 7/15/15	2,000	2,071
Duke Realty LP:
5.4% 8/15/14	5,172	5,470
5.95% 2/15/17	630	683
6.25% 5/15/13	1,000	1,057
6.5% 1/15/18	1,000	1,087
ERP Operating LP 5.5% 10/1/12	3,403	3,552
Liberty Property LP:
4.75% 10/1/20	1,000	1,019
5.125% 3/2/15	840	921
5.5% 12/15/16	1,000	1,110
Regency Centers LP:
5.25% 8/1/15	2,113	2,286
5.875% 6/15/17	1,046	1,189
Simon Property Group LP:
4.2% 2/1/15	1,820	1,941
5.65% 2/1/20	4,300	4,726
Tanger Properties LP:
6.125% 6/1/20	4,408	4,976
6.15% 11/15/15	24	27
		33,134
Thrifts & Mortgage Finance - 0.4%
Bank of America Corp.:
4.5% 4/1/15	16,765	16,921
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Bank of America Corp.: - continued
5% 5/13/21	$ 4,000	$ 3,911
5.875% 1/5/21	6,640	6,811
6.5% 8/1/16	15,000	16,090
U.S. Central Federal Credit Union:
1.25% 10/19/11	1,500	1,502
1.9% 10/19/12	1,500	1,528
		46,763
TOTAL FINANCIALS		869,432
HEALTH CARE - 1.1%
Biotechnology - 0.0%
Amgen, Inc. 5.85% 6/1/17	2,928	3,481
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc. 4.5% 8/15/19	3,000	3,303
Medtronic, Inc.:
2.625% 3/15/16	2,330	2,432
4.125% 3/15/21	2,800	3,031
St. Jude Medical, Inc. 3.75% 7/15/14	1,000	1,071
		9,837
Health Care Providers & Services - 0.3%
Aetna, Inc. 4.125% 6/1/21	7,000	7,220
Coventry Health Care, Inc.:
5.95% 3/15/17	1,731	1,950
6.3% 8/15/14	3,584	3,960
Express Scripts, Inc.:
5.25% 6/15/12	2,000	2,064
6.25% 6/15/14	2,000	2,227
7.25% 6/15/19	2,000	2,473
Medco Health Solutions, Inc. 2.75% 9/15/15	2,000	2,045
WellPoint, Inc.:
5% 12/15/14	7,200	7,924
5.8% 8/15/40	4,000	4,431
		34,294
Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc. 5.5% 9/14/15	1,000	1,113
Pharmaceuticals - 0.7%
Abbott Laboratories 4.125% 5/27/20	9,500	10,402
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
AstraZeneca PLC:
5.9% 9/15/17	$ 4,505	$ 5,408
6.45% 9/15/37	3,250	4,062
Bristol-Myers Squibb Co. 5.45% 5/1/18	2,905	3,440
Hospira, Inc. 6.4% 5/15/15	2,000	2,303
Johnson & Johnson:
1.2% 5/15/14	4,700	4,798
4.85% 5/15/41	4,260	4,602
Merck & Co., Inc.:
2.25% 1/15/16	1,000	1,037
3.875% 1/15/21	1,000	1,071
4% 6/30/15	3,000	3,306
5% 6/30/19	5,970	6,979
5.85% 6/30/39	1,000	1,191
Novartis Capital Corp. 4.125% 2/10/14	12,903	13,951
Pfizer, Inc.:
5.35% 3/15/15	4,000	4,561
6.2% 3/15/19	4,000	4,915
7.2% 3/15/39	5,400	7,281
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	949	1,090
Watson Pharmaceuticals, Inc.:
5% 8/15/14	1,000	1,093
6.125% 8/15/19	1,000	1,148
Wyeth 5.5% 2/1/14	5,400	5,979
		88,617
TOTAL HEALTH CARE		137,342
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.3%
General Dynamics Corp. 2.25% 7/15/16	2,400	2,471
Honeywell International, Inc.:
5.375% 3/1/41	1,400	1,539
5.4% 3/15/16	3,400	3,972
Raytheon Co.:
1.625% 10/15/15	1,000	1,003
3.125% 10/15/20	2,000	1,986
4.875% 10/15/40	1,000	985
The Boeing Co.:
5% 3/15/14	3,000	3,312
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.: - continued
6% 3/15/19	$ 1,000	$ 1,212
6.875% 3/15/39	2,000	2,592
United Technologies Corp.:
4.5% 4/15/20	4,000	4,457
5.7% 4/15/40	2,000	2,297
6.125% 2/1/19	4,000	4,960
		30,786
Air Freight & Logistics - 0.1%
United Parcel Service, Inc.:
3.875% 4/1/14	3,900	4,212
6.2% 1/15/38	2,500	3,123
		7,335
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	2,580	2,671
6.9% 7/2/19	749	778
		3,449
Commercial Services & Supplies - 0.0%
Republic Services, Inc. 5.5% 9/15/19	4,000	4,587
Industrial Conglomerates - 0.3%
Covidien International Finance SA:
5.45% 10/15/12	613	645
6% 10/15/17	2,902	3,486
6.55% 10/15/37	4,250	5,172
Danaher Corp.:
1.3% 6/23/14	2,900	2,942
3.9% 6/23/21	2,900	3,082
General Electric Co. 5.25% 12/6/17	18,540	20,770
		36,097
Machinery - 0.1%
Caterpillar, Inc.:
3.9% 5/27/21	3,000	3,196
5.3% 9/15/35	7,000	7,659
Deere & Co.:
4.375% 10/16/19	3,000	3,344
5.375% 10/16/29	1,000	1,154
		15,353
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.3%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	$ 5,000	$ 5,501
CSX Corp. 7.375% 2/1/19	10,000	12,600
Norfolk Southern Corp. 5.75% 1/15/16	10,000	11,460
Union Pacific Corp.:
4.75% 9/15/41	2,800	2,753
6.125% 1/15/12	2,900	2,954
		35,268
TOTAL INDUSTRIALS		132,875
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.2%
Cisco Systems, Inc.:
2.9% 11/17/14	3,000	3,177
4.45% 1/15/20	2,000	2,184
4.95% 2/15/19	3,479	3,932
5.9% 2/15/39	12,416	14,024
Nokia Corp.:
5.375% 5/15/19	1,000	996
6.625% 5/15/39	1,000	904
		25,217
Computers & Peripherals - 0.1%
Dell, Inc. 5.625% 4/15/14	2,000	2,209
Hewlett-Packard Co.:
4.3% 6/1/21	2,780	2,884
4.75% 6/2/14	8,300	9,036
		14,129
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	2,922	3,192
6% 10/1/12	3,840	4,056
6.55% 10/1/17	2,338	2,782
7.125% 10/1/37	2,475	3,070
		13,100
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.1%
Google, Inc.:
1.25% 5/19/14	$ 4,720	$ 4,805
3.625% 5/19/21	3,780	3,998
		8,803
IT Services - 0.1%
International Business Machines Corp.:
1.95% 7/22/16	1,500	1,521
7.625% 10/15/18	13,000	17,179
		18,700
Office Electronics - 0.1%
Xerox Corp.:
4.25% 2/15/15	1,000	1,076
4.5% 5/15/21	4,000	4,131
5.5% 5/15/12	1,586	1,637
5.625% 12/15/19	1,000	1,120
8.25% 5/15/14	3,902	4,513
		12,477
Software - 0.2%
Microsoft Corp.:
2.5% 2/8/16	2,000	2,099
2.95% 6/1/14	2,000	2,132
4.2% 6/1/19	2,000	2,203
5.3% 2/8/41	1,500	1,709
Oracle Corp.:
5.375% 7/15/40 (a)	4,000	4,380
5.75% 4/15/18	7,400	8,853
		21,376
TOTAL INFORMATION TECHNOLOGY		113,802
MATERIALS - 1.0%
Chemicals - 0.3%
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,087
Dow Chemical Co.:
4.85% 8/15/12	10,000	10,367
5.9% 2/15/15	2,500	2,801
7.6% 5/15/14	3,000	3,457
8.55% 5/15/19	2,358	3,061
9.4% 5/15/39	3,000	4,510
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Chemicals - continued
E.I. du Pont de Nemours & Co.:
3.25% 1/15/15	$ 4,000	$ 4,267
4.625% 1/15/20	3,000	3,326
Lubrizol Corp. 8.875% 2/1/19	919	1,243
Potash Corp. of Saskatchewan, Inc.:
3.75% 9/30/15	2,000	2,167
4.875% 3/30/20	1,500	1,659
Praxair, Inc. 3.25% 9/15/15	3,200	3,425
		41,370
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,816	2,006
Containers & Packaging - 0.1%
Bemis Co., Inc.:
5.65% 8/1/14	3,000	3,305
6.8% 8/1/19	3,000	3,579
		6,884
Metals & Mining - 0.6%
Alcoa, Inc. 5.4% 4/15/21	10,000	10,010
ArcelorMittal SA:
3.75% 8/5/15	7,800	7,715
7% 10/15/39	4,400	4,245
9.85% 6/1/19	2,000	2,445
BHP Billiton Financial (USA) Ltd.:
5.125% 3/29/12	1,957	2,008
5.5% 4/1/14	2,500	2,784
6.5% 4/1/19	2,500	3,076
Newmont Mining Corp.:
5.125% 10/1/19	1,000	1,120
6.25% 10/1/39	1,600	1,822
Rio Tinto Finance (USA) Ltd.:
5.2% 11/2/40	1,000	1,027
6.5% 7/15/18	1,398	1,701
7.125% 7/15/28	2,000	2,589
8.95% 5/1/14	4,000	4,797
Teck Resources Ltd. 4.75% 1/15/22	3,850	3,959
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Vale Overseas Ltd.:
5.625% 9/15/19	$ 6,210	$ 6,839
6.25% 1/23/17	9,395	10,659
		66,796
TOTAL MATERIALS		117,056
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.2%
AT&T Broadband Corp. 8.375% 3/15/13	2,560	2,843
AT&T, Inc.:
2.4% 8/15/16	2,000	2,022
5.55% 8/15/41	2,000	2,101
5.8% 2/15/19	4,000	4,717
6.3% 1/15/38	838	935
6.7% 11/15/13	1,162	1,293
BellSouth Capital Funding Corp. 7.875% 2/15/30	2,477	3,206
British Telecommunications PLC 9.875% 12/15/30	4,515	6,574
CenturyLink, Inc.:
6.15% 9/15/19	5,000	4,927
6.45% 6/15/21	5,250	5,107
7.6% 9/15/39	2,500	2,299
Deutsche Telekom International Financial BV:
5.25% 7/22/13	2,425	2,590
5.875% 8/20/13	10,000	10,829
6.75% 8/20/18	3,595	4,339
France Telecom SA:
2.125% 9/16/15	1,000	991
5.375% 7/8/19	4,000	4,456
SBC Communications, Inc.:
5.1% 9/15/14	2,149	2,375
5.875% 2/1/12	2,707	2,763
5.875% 8/15/12	968	1,013
6.15% 9/15/34	5,270	5,740
6.45% 6/15/34	11,795	13,330
Telecom Italia Capital SA:
4.95% 9/30/14	3,178	3,131
5.25% 10/1/15	4,571	4,494
6.999% 6/4/18	1,776	1,830
7.175% 6/18/19	6,000	6,249
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica Emisiones SAU:
3.992% 2/16/16	$ 3,850	$ 3,769
4.949% 1/15/15	3,000	3,068
5.462% 2/16/21	2,700	2,608
5.877% 7/15/19	2,000	2,005
6.421% 6/20/16	1,151	1,209
7.045% 6/20/36	2,600	2,585
Verizon Communications, Inc.:
6.25% 4/1/37	3,121	3,536
6.35% 4/1/19	6,000	7,290
6.9% 4/15/38	6,025	7,327
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	3,531
Verizon New York, Inc. 6.875% 4/1/12	2,628	2,716
		139,798
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV 6.125% 11/15/37	8,365	9,342
AT&T Wireless Services, Inc. 8.125% 5/1/12	10,000	10,475
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.5% 3/1/16	4,400	4,602
4.75% 10/1/14	4,500	4,948
5.875% 10/1/19	2,905	3,345
6.35% 3/15/40	1,000	1,093
6.375% 3/1/41	2,100	2,319
Verizon Wireless Capital LLC:
5.55% 2/1/14	2,352	2,586
8.5% 11/15/18	3,486	4,681
Vodafone Group PLC:
2.875% 3/16/16	440	457
3.375% 11/24/15	1,000	1,059
5% 12/16/13	2,275	2,466
5.45% 6/10/19	6,000	7,008
		54,381
TOTAL TELECOMMUNICATION SERVICES		194,179
UTILITIES - 1.7%
Electric Utilities - 1.1%
Alabama Power Co. 5.2% 6/1/41	3,850	4,225
Ameren Illinois Co. 6.125% 11/15/17	3,364	3,976
AmerenUE 6.4% 6/15/17	2,959	3,538
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Cleveland Electric Illuminating Co.:
5.65% 12/15/13	$ 4,074	$ 4,441
8.875% 11/15/18	2,000	2,680
Commonwealth Edison Co.:
1.625% 1/15/14	6,418	6,478
3.4% 9/1/21	1,000	994
5.8% 3/15/18	9,945	11,561
Duke Energy Carolinas LLC:
5.25% 1/15/18	4,355	5,101
6% 1/15/38	3,450	4,127
Duke Energy Corp. 3.95% 9/15/14	4,500	4,828
Edison International 3.75% 9/15/17	3,000	3,112
FirstEnergy Solutions Corp. 6.8% 8/15/39	3,500	3,660
FPL Group Capital, Inc. 7.875% 12/15/15	1,532	1,835
Nevada Power Co. 6.5% 8/1/18	1,555	1,872
Northern States Power Co. 5.25% 3/1/18	10,500	12,318
Pacific Gas & Electric Co. 5.4% 1/15/40	4,000	4,276
PacifiCorp 6% 1/15/39	6,193	7,366
Pennsylvania Electric Co. 6.05% 9/1/17	757	866
Potomac Electric Power Co. 6.5% 11/15/37	3,806	4,903
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,881
6% 12/1/39	3,200	3,605
Public Service Electric & Gas Co. 2.7% 5/1/15	2,000	2,117
Sierra Pacific Power Co. 5.45% 9/1/13	1,545	1,670
Southern California Edison Co. 4.5% 9/1/40	7,190	7,196
Tampa Electric Co.:
6.15% 5/15/37	6,260	7,350
6.55% 5/15/36	5,500	6,750
Virginia Electric & Power Co.:
5% 6/30/19	5,000	5,716
6% 5/15/37	2,000	2,337
Wisconsin Electric Power Co. 6.25% 12/1/15	2,983	3,567
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,148
		135,494
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (a)	438	504
Independent Power Producers & Energy Traders - 0.1%
Duke Capital LLC 5.668% 8/15/14	2,036	2,262
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Exelon Generation Co. LLC 5.35% 1/15/14	$ 1,513	$ 1,632
PPL Energy Supply LLC 6.5% 5/1/18	6,485	7,657
		11,551
Multi-Utilities - 0.5%
CenterPoint Energy, Inc. 5.95% 2/1/17	1,181	1,346
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,218
5.5% 12/1/39	2,500	2,792
Dominion Resources, Inc.:
2.25% 9/1/15	1,000	1,026
4.9% 8/1/41	2,000	1,971
6.3% 9/30/66 (f)	1,000	955
7.5% 6/30/66 (f)	1,000	1,025
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	3,750	4,364
5.875% 10/1/12	2,893	3,047
6.5% 9/15/37	7,605	9,136
National Grid PLC 6.3% 8/1/16	1,463	1,706
NiSource Finance Corp.:
5.25% 9/15/17	835	934
5.4% 7/15/14	1,334	1,465
5.45% 9/15/20	5,111	5,735
6.25% 12/15/40	2,453	2,698
6.4% 3/15/18	1,532	1,801
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,017
Sempra Energy:
6% 10/15/39	1,000	1,143
6.5% 6/1/16	3,000	3,567
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	4,228	4,186
		52,132
TOTAL UTILITIES		199,681
TOTAL NONCONVERTIBLE BONDS (Cost $2,124,807)		2,340,573
U.S. Government and Government Agency Obligations - 40.8%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 6.8%
Fannie Mae:
0.375% 12/28/12	$ 80,420	$ 80,553
0.5% 10/30/12	23,650	23,730
0.5% 8/9/13	9,861	9,886
0.875% 8/28/14	68,669	69,353
1% 4/4/12	41,600	41,784
1.75% 2/22/13	22,745	23,217
2% 1/9/12	3,050	3,070
3.625% 2/12/13	55,295	57,893
5% 2/16/12	13,565	13,864
Federal Farm Credit Bank 3% 9/22/14	50,000	53,547
Federal Home Loan Bank:
0.5% 8/28/13	36,265	36,359
1.625% 11/21/12	78,670	79,957
5% 11/17/17	33,300	39,902
Freddie Mac:
0.625% 12/28/12	18,110	18,190
0.75% 3/28/13	31,355	31,571
1% 8/27/14	13,211	13,392
1.125% 7/27/12	28,500	28,712
1.75% 9/10/15	20,385	21,108
2.125% 3/23/12	17,776	17,963
3.75% 3/27/19	2,300	2,584
4.875% 6/13/18	66,960	79,639
6.25% 7/15/32	7,700	10,502
6.75% 3/15/31	26,000	36,742
Tennessee Valley Authority:
5.25% 9/15/39	20,000	23,651
5.375% 4/1/56	5,395	6,596
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		823,765
U.S. Treasury Obligations - 32.6%
U.S. Treasury Bonds:
3.5% 2/15/39	12,115	11,911
3.875% 8/15/40	30,080	31,509
4.25% 5/15/39	26,000	29,088
4.25% 11/15/40	811	906
4.375% 2/15/38	11,000	12,592
4.375% 11/15/39	100	114
4.375% 5/15/40	8,000	9,121
4.375% 5/15/41	35,830	40,902
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
4.5% 2/15/36	$ 18,000	$ 21,094
4.5% 5/15/38	15,000	17,503
4.5% 8/15/39	39,000	45,405
4.625% 2/15/40	21,500	25,518
4.75% 2/15/37	11,000	13,339
4.75% 2/15/41	54,830	66,430
5% 5/15/37	11,000	13,841
5.375% 2/15/31	40,100	52,775
6.25% 5/15/30	86,360	124,399
8% 11/15/21	75,392	115,161
8.75% 5/15/17	8,000	11,370
8.875% 8/15/17	5,000	7,211
8.875% 2/15/19	7,000	10,609
9% 11/15/18	4,000	6,052
9.125% 5/15/18	3,000	4,492
U.S. Treasury Notes:
0.125% 8/31/13	136,200	135,987
0.375% 6/30/13	195,620	196,262
0.375% 7/31/13	161,460	162,002
0.5% 5/31/13	195,390	196,428
0.625% 1/31/13	18,930	19,050
0.625% 2/28/13	133,000	133,873
0.75% 3/31/13	49,100	49,534
0.75% 12/15/13	980	992
1% 7/15/13	19,000	19,283
1% 8/31/16	58,910	59,007
1.25% 3/15/14	330	338
1.25% 4/15/14	653	670
1.25% 8/31/15	92,000	94,300
1.25% 9/30/15	6,000	6,143
1.25% 10/31/15	39,660	40,568
1.5% 12/31/13	1,300	1,338
1.5% 6/30/16	86,270	88,669
1.5% 7/31/16	33,540	34,449
1.5% 8/31/18	32,530	32,377
1.75% 1/31/14	13,759	14,258
1.75% 3/31/14	950	986
1.75% 7/31/15	53,000	55,352
1.75% 5/31/16	13,840	14,400
1.875% 2/28/14	1,660	1,727
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.875% 4/30/14	$ 23,821	$ 24,826
1.875% 6/30/15	79,000	82,876
1.875% 8/31/17	25,000	25,826
1.875% 10/31/17	13,000	13,413
2% 4/30/16	49,100	51,693
2.125% 5/31/15	98,000	103,727
2.125% 12/31/15	18,710	19,822
2.125% 2/29/16	145,700	154,351
2.125% 8/15/21	29,750	29,457
2.25% 5/31/14	20,570	21,668
2.25% 3/31/16	54,000	57,498
2.25% 11/30/17	11,000	11,588
2.375% 2/28/15	32,434	34,570
2.375% 7/31/17	25,000	26,563
2.5% 3/31/13	18,030	18,686
2.5% 3/31/15	52,000	55,705
2.5% 4/30/15	105,000	112,506
2.5% 6/30/17	2,000	2,141
2.625% 6/30/14	31,801	33,876
2.625% 7/31/14	11,830	12,617
2.625% 12/31/14	49,640	53,239
2.625% 2/29/16	13,600	14,701
2.625% 4/30/18	10,200	10,959
2.625% 8/15/20	141,000	147,665
2.625% 11/15/20	94,180	98,256
2.75% 11/30/16	25,000	27,164
2.75% 12/31/17	3,000	3,252
3% 8/31/16	12,402	13,632
3% 9/30/16	22,000	24,183
3.125% 10/31/16	23,900	26,428
3.125% 5/15/19	10,010	11,042
3.125% 5/15/21	63,190	68,344
3.25% 5/31/16	14,200	15,769
3.25% 12/31/16	25,000	27,799
3.375% 11/15/19	27,740	31,006
3.5% 2/15/18	4,000	4,522
3.5% 5/15/20	81,800	91,955
3.625% 8/15/19	20,000	22,767
3.625% 2/15/20	59,600	67,679
3.625% 2/15/21	39,800	44,875
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.875% 2/15/13	$ 3,150	$ 3,319
3.875% 5/15/18	8,000	9,243
4% 2/15/14	11,600	12,662
4% 2/15/15	9,600	10,759
4% 8/15/18	22,000	25,637
4.125% 5/15/15	19,300	21,830
4.25% 8/15/13	5,600	6,041
4.25% 11/15/13	12,007	13,069
4.25% 11/15/17	16,000	18,811
4.5% 5/15/17	13,000	15,389
4.625% 11/15/16	15,000	17,742
4.625% 2/15/17	14,000	16,608
4.75% 8/15/17	14,000	16,824
5.125% 5/15/16	13,100	15,681
TOTAL U.S. TREASURY OBLIGATIONS		3,931,596
Other Government Related - 1.4%
Citibank NA 1.875% 6/4/12 (FDIC Guaranteed) (c)	30,000	30,347
Citigroup Funding, Inc.:
2% 3/30/12 (FDIC Guaranteed) (c)	50,000	50,468
2.125% 7/12/12 (FDIC Guaranteed) (c)	52,060	52,844
General Electric Capital Corp. 2.125% 12/21/12 (FDIC Guaranteed) (c)	25,000	25,592
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (c)	9,504	9,723
TOTAL OTHER GOVERNMENT RELATED		168,974
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,650,578)		4,924,335
U.S. Government Agency - Mortgage Securities - 33.7%

Fannie Mae - 22.8%
3.12% 4/1/41 (f)	22,880	23,845
4% 12/1/13 to 5/1/41	499,358	523,015
4% 9/1/26 (d)	11,000	11,606
4% 9/1/26 (d)	12,000	12,662
4% 9/1/26 (d)	14,000	14,772
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4% 9/1/41 (d)	$ 4,000	$ 4,146
4% 9/1/41 (d)	11,000	11,400
4.5% 5/1/18 to 6/1/41	577,548	612,211
4.5% 9/1/26 (d)	34,000	36,244
4.5% 9/1/26 (d)	2,000	2,132
4.5% 6/1/40	500	529
4.5% 9/1/41 (d)(e)	35,000	37,001
4.5% 9/1/41 (d)(e)	19,000	20,087
4.5% 9/1/41 (d)	400	423
4.5% 9/1/41 (d)	21,000	22,201
4.516% 11/1/34 (f)	5,452	5,840
4.961% 11/1/34 (f)	27,737	28,699
5% 12/1/17 to 4/1/41	382,003	412,986
5% 9/1/26 (d)	2,000	2,155
5% 9/1/26 (d)	1,000	1,077
5% 9/1/41 (d)(e)	27,000	29,079
5% 9/1/41 (d)(e)	34,000	36,618
5% 9/1/41 (d)(e)	9,000	9,693
5% 9/1/41 (d)(e)	10,800	11,632
5% 9/1/41 (d)(e)	22,500	24,233
5% 9/1/41 (d)(e)	10,000	10,770
5% 10/1/41 (d)	36,700	39,430
5.5% 12/1/13 to 6/1/40	329,836	362,085
5.5% 9/1/26 (d)	1,000	1,087
5.5% 9/1/41 (d)	2,900	3,170
5.5% 9/1/41 (d)	4,000	4,372
5.5% 9/1/41 (d)	4,000	4,372
5.5% 9/1/41 (d)	8,000	8,744
6% 8/1/22 to 9/1/39	251,268	278,940
6% 9/1/41 (d)	8,000	8,857
6% 9/1/41 (d)	2,000	2,214
6% 9/1/41 (d)	5,000	5,536
6.5% 5/1/31 to 9/1/38	99,552	111,589
6.5% 9/1/41 (d)	1,000	1,117
6.5% 9/1/41 (d)	3,000	3,350
TOTAL FANNIE MAE		2,739,919
Freddie Mac - 4.0%
1.979% 3/1/36 (f)	10,980	11,311
2.5% 12/1/35 (f)	10,062	10,572
4% 10/1/40 to 4/1/41	90,967	94,299
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4% 9/1/41 (d)	$ 7,000	$ 7,249
4.5% 6/1/25 to 6/1/41	61,860	65,575
4.5% 9/1/41 (d)	12,000	12,662
4.5% 9/1/41 (d)	23,000	24,269
4.844% 3/1/35 (f)	12,663	13,597
5% 4/1/23 to 9/1/40	98,667	106,570
5% 9/1/41 (d)	20,900	22,460
5.5% 1/1/36 to 3/1/39	93,841	102,458
5.772% 9/1/37 (f)	4,955	5,241
6% 4/1/32 to 8/1/37	6,896	7,690
11.75% 9/1/13	3	3
TOTAL FREDDIE MAC		483,956
Ginnie Mae - 6.9%
4% 1/15/25 to 8/15/41	107,903	114,485
4% 7/15/41	499	530
4% 7/15/41	599	635
4% 9/1/41 (d)	8,000	8,466
4.5% 9/15/33 to 8/15/41	269,473	292,301
4.5% 9/1/41 (d)	13,000	14,070
5% 6/15/38 to 9/15/40	185,915	205,991
5% 9/1/41 (d)	7,000	7,712
5% 9/1/41 (d)	2,000	2,203
5% 9/1/41 (d)	3,000	3,305
5.5% 10/15/35 to 10/15/39	83,089	92,990
5.5% 9/1/41 (d)	2,000	2,230
5.5% 9/1/41 (d)	1,000	1,115
6% 5/20/34 to 11/15/39	53,612	60,413
6% 9/1/41 (d)	2,000	2,255
6.5% 3/20/38 to 2/15/39	22,314	25,210
TOTAL GINNIE MAE		833,911
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,899,847)		4,057,786
Asset-Backed Securities - 0.2%
	Principal Amount (000s)	Value (000s)
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/8/14	$ 750	$ 756
C-BASS Trust Series 2006-CB7 Class A2, 0.2784% 10/25/36 (f)	5	5
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	727	731
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	5,000	5,353
Chase Issuance Trust Series 2008-A4 Class A4, 4.65% 3/15/15	5,000	5,312
Citibank Credit Card Issuance Trust:
Series 2009-A4 Class A4, 4.9% 6/23/16	1,000	1,114
Series 2009-A5 Class A5, 2.25% 12/23/14	6,000	6,134
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (a)	174	174
Detroit Edison Securitization Funding LLC Series 2001-1 Class A6, 6.62% 3/1/16	6,000	6,961
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (a)	983	782
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3084% 5/25/37 (f)	35	34
Series 2007-6 Class 2A1, 0.2784% 7/25/37 (f)	112	108
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4484% 12/25/36 (f)	377	9
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.2884% 2/25/37 (f)	2	2
TOTAL ASSET-BACKED SECURITIES (Cost $26,409)		27,475
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0737% 12/10/49 (f)	1,268	1,313
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (f)	1,416	396
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7083% 7/16/34 (a)(f)	19	19
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (f)	13	14
Class A3, 5.447% 6/12/47 (f)	2,405	2,497
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	571	618
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (f)	$ 5,429	$ 5,648
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (a)	179	63
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,161)		10,568
Commercial Mortgage Securities - 2.6%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7134% 5/10/45 (f)	1,418	1,497
Series 2006-5:
Class A2, 5.317% 9/10/47	4,312	4,342
Class A3, 5.39% 9/10/47	1,768	1,828
Series 2006-6 Class A3, 5.369% 10/10/45	2,536	2,649
Series 2007-4 Class A3, 5.798% 2/10/51 (f)	1,265	1,337
Series 2006-6 Class E, 5.619% 10/10/45 (a)	733	136
Series 2007-3:
Class A3, 5.6242% 6/10/49 (f)	2,118	2,219
Class A4, 5.6242% 6/10/49 (f)	2,643	2,785
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	2,777	2,947
Series 2004-2:
Class A3, 4.05% 11/10/38	210	212
Class A4, 4.153% 11/10/38	1,608	1,663
Series 2005-1 Class A3, 4.877% 11/10/42	1,110	1,111
Series 2001-3 Class H, 6.562% 4/11/37 (a)	709	708
Series 2001-PB1:
Class J, 7.166% 5/11/35 (a)	317	315
Class K, 6.15% 5/11/35 (a)	590	584
Series 2005-3 Series A3B, 5.09% 7/10/43 (f)	3,939	4,126
Bayview Commercial Asset Trust:
Series 2004-1, 1.25% 4/25/34 (a)(g)	2,564	97
Series 2007-5A, 3.047% 10/25/37 (a)(f)(g)	6,205	616
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	200	202
Series 2007-PW16 Class A4, 5.7154% 6/11/40 (f)	16,612	17,944
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-PW17 Class A1, 5.282% 6/11/50	$ 214	$ 217
Series 2007-T26 Class A1, 5.145% 1/12/45	181	182
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,475	4,593
Series 2006-T22 Class A4, 5.5338% 4/12/38 (f)	159	176
Series 2007-PW16:
Class B, 5.7154% 6/11/40 (a)(f)	203	100
Class C, 5.7154% 6/11/40 (a)(f)	169	66
Class D, 5.7154% 6/11/40 (a)(f)	169	59
Series 2007-T28 Class A1, 5.422% 9/11/42	14	14
CDC Commercial Mortgage Trust Series 2002-FX1 Class G, 6.625% 5/15/35 (a)	1,490	1,557
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2 Class F, 0.5202% 8/15/21 (a)(f)	453	447
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,390	10,096
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (a)	1,899	1,857
Series 2007-C6:
Class A1, 5.622% 12/10/49 (f)	928	926
Class A4, 5.6978% 12/10/49 (f)	9,950	10,735
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	2,212	2,298
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,234	1,272
Class C, 5.476% 12/11/49	2,387	477
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8158% 5/15/46 (f)	1,268	1,349
Series 2006-C1 Class B, 5.359% 8/15/48	3,804	761
COMM pass-thru certificates sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (f)	12	13
Series 2006-C8 Class A3, 5.31% 12/10/46	3,613	3,781
Series 2007-C9 Class A4, 5.8145% 12/10/49 (f)	2,805	3,070
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	6,558	6,858
Series 2007-C2 Class A3, 5.542% 1/15/49 (f)	2,536	2,672
Series 2007-C3 Class A4, 5.702% 6/15/39 (f)	10,213	10,656
Series 2006-C4 Class AAB, 5.439% 9/15/39	7,097	7,275
Series 2007-C5 Class A4, 5.695% 9/15/40 (f)	1,148	1,212
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5572% 4/15/22 (a)(f)	$ 4,524	$ 3,257
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1:
Class A3, 4.321% 1/15/37	129	130
Class A4, 4.75% 1/15/37	590	618
Series 2006-C1 Class A3, 5.422% 2/15/39 (f)	4,702	4,930
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class B, 0.3572% 2/15/22 (a)(f)	480	418
Series 2007-C1 Class B, 5.487% 2/15/40 (a)(f)	1,938	291
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	45	45
Class G, 6.936% 3/15/33 (a)	834	823
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,264	13,813
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3956% 11/5/21 (a)(f)	477	464
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	2,536	2,611
Series 2007-GG9 Class A4, 5.444% 3/10/39	3,687	3,895
Series 2006-GG7:
Class A3, 5.881% 7/10/38 (f)	3,342	3,508
Class A4, 5.881% 7/10/38 (f)	10,980	11,955
GS Mortgage Securities Corp. II sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	388	389
GS Mortgage Securities Trust sequential payer Series 2007-GG10:
Class A2, 5.778% 8/10/45	581	592
Class A4, 5.8001% 8/10/45 (f)	603	637
JP Morgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB14 Class A3B, 5.4764% 12/12/44 (f)	3,371	3,430
Series 2007-LDPX Class A3, 5.42% 1/15/49	5,440	5,761
Series 2005-CB13 Class E, 5.348% 1/12/43 (a)(f)	642	45
Series 2007-LDP10 Class ES, 5.5379% 1/15/49 (a)(f)	656	46
JP Morgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (a)	151	151
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-LDP8 Class A4, 5.399% 5/15/45	$ 808	$ 878
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (f)	518	528
Class A3, 5.336% 5/15/47	529	552
Series 2007-CB19 Class A4, 5.7415% 2/12/49 (f)	17,057	18,008
Series 2007-LD11 Class A2, 5.8019% 6/15/49 (f)	3,560	3,619
Series 2006-CB17 Class A3, 5.45% 12/12/43	361	365
Series 2007-CB19:
Class B, 5.7415% 2/12/49 (f)	108	48
Class C, 5.7415% 2/12/49 (f)	283	115
Class D, 5.7415% 2/12/49 (f)	298	101
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.9407% 7/15/44 (f)	3,327	3,548
Series 1998-C1 Class D, 6.98% 2/18/30	282	288
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	182	184
Series 2006-C7 Class A3, 5.347% 11/15/38	945	990
Series 2007-C1:
Class A1, 5.391% 2/15/40 (f)	16	16
Class A3, 5.398% 2/15/40	5,000	5,130
Class A4, 5.424% 2/15/40	1,163	1,239
Series 2007-C2 Class A3, 5.43% 2/15/40	611	638
Series 2007-C6 Class A4, 5.858% 7/15/40 (f)	1,584	1,686
Series 2007-C7 Class A3, 5.866% 9/15/45	4,146	4,434
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4372% 9/15/21 (a)(f)	406	360
Class E, 0.4972% 9/15/21 (a)(f)	1,465	1,282
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A3, 5.2203% 11/12/37 (f)	994	1,006
Series 2005-LC1 Class F, 5.3796% 1/12/44 (a)(f)	1,103	562
Series 2006-C1 Class A2, 5.6285% 5/12/39 (f)	1,232	1,258
Series 2007-C1 Class A4, 5.8267% 6/12/50 (f)	4,800	5,092
Series 2008-C1 Class A4, 5.69% 2/12/51	2,707	2,917
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3058% 12/12/49 (f)	532	519
sequential payer:
Series 2006-1 CLass A3, 5.4804% 2/12/39 (f)	1,349	1,374
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (f)	$ 1,090	$ 1,148
Series 2007-5:
Class A3, 5.364% 8/12/48	495	502
Class A4, 5.378% 8/12/48	51	52
Class B, 5.479% 8/12/48	3,804	1,543
Series 2007-6:
Class A1, 5.175% 3/12/51	17	17
Class A4, 5.485% 3/12/51 (f)	2,000	2,099
Series 2007-7 Class A4, 5.7436% 6/12/50 (f)	4,438	4,785
Series 2007-8 Class A1, 4.622% 8/12/49	31	31
Series 2007-6 Class B, 5.635% 3/12/51 (f)	1,268	571
Series 2007-7 Class B, 5.7436% 6/12/50 (f)	110	29
Series 2007-8 Class A3, 5.9665% 8/12/49 (f)	1,094	1,162
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA:
Class C, 0.368% 10/15/20 (a)(f)	728	658
Class MHRO, 0.898% 10/15/20 (a)(f)	171	143
Class MJPM, 1.208% 10/15/20 (a)(f)	8	7
Class NHRO, 1.098% 10/15/20 (a)(f)	263	210
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,761	1,776
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (f)	642	666
Series 2007-IQ13:
Class A1, 5.05% 3/15/44	79	79
Class A4, 5.364% 3/15/44	5,000	5,293
Series 2006-IQ11:
Class A3, 5.694% 10/15/42 (f)	1,595	1,643
Class A4, 5.73% 10/15/42 (f)	380	417
Series 2006-T23 Class A3, 5.8184% 8/12/41 (f)	647	690
Series 2007-IQ14 Class A4, 5.692% 4/15/49 (f)	1,902	1,976
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	89	89
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A Class E, 0.4902% 9/15/21 (a)(f)	252	224
Series 2007-WHL8:
Class AP1, 0.9072% 6/15/20 (a)(f)	17	16
Class AP2, 1.0072% 6/15/20 (a)(f)	30	26
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (a)	$ 1,355	$ 1,358
Series 2003-C8 Class A3, 4.445% 11/15/35	4,739	4,749
Series 2006-C29 Class A3, 5.313% 11/15/48	3,368	3,574
Series 2007-C30:
Class A3, 5.246% 12/15/43	1,089	1,104
Class A4, 5.305% 12/15/43	373	384
Class A5, 5.342% 12/15/43	1,357	1,413
Series 2007-C31 Class A4, 5.509% 4/15/47	7,866	8,381
Series 2007-C32:
Class A2, 5.7378% 6/15/49 (f)	8,665	8,751
Class A3, 5.7428% 6/15/49 (f)	7,152	7,524
Series 2003-C6 Class G, 5.125% 8/15/35 (a)(f)	602	592
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (a)(f)	975	977
Class 180B, 5.3979% 10/15/41 (a)(f)	444	444
Series 2005-C19 Class B, 4.892% 5/15/44	1,268	1,170
Series 2005-C22:
Class B, 5.3592% 12/15/44 (f)	2,812	2,140
Class F, 5.3592% 12/15/44 (a)(f)	2,115	938
Series 2006-C23 Class A5, 5.416% 1/15/45 (f)	7,395	8,021
Series 2006-C25 Class AM, 5.7369% 5/15/43 (f)	664	630
Series 2007-C30 Class C, 5.483% 12/15/43 (f)	3,804	1,883
Series 2007-C31 Class C, 5.6883% 4/15/47 (f)	348	166
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.8992% 2/15/51 (f)	839	903
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $236,992)		315,537
Municipal Securities - 0.8%

American Muni. Pwr.-Ohio, Inc. Rev. (Combined Hydroelectric Proj.)Series 2010 B, 8.084% 2/15/50	9,720	12,681
California Gen. Oblig.:
5.25% 4/1/14	5,000	5,431
7.55% 4/1/39	15,000	18,007
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	7,460	7,809
4.511% 3/1/15	1,590	1,653
4.961% 3/1/16	2,830	2,981
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois Gen. Oblig.: - continued
5.365% 3/1/17	$ 1,875	$ 1,991
5.665% 3/1/18	3,500	3,752
5.877% 3/1/19	3,500	3,743
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	10,719
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	10,725	11,782
Univ. of California Revs. Series 2009 R, 5.77% 5/15/43	1,000	1,085
Univ. of Texas Board of Regents Sys. Rev. Series 2010 C, 4.794% 8/15/46	9,640	9,997
TOTAL MUNICIPAL SECURITIES (Cost $84,526)		91,631
Foreign Government and Government Agency Obligations - 1.3%

Bank of Nova Scotia:
2.05% 10/7/15	4,000	4,034
4.375% 1/13/21	1,000	1,085
Brazilian Federative Republic:
4.875% 1/22/21	4,045	4,484
5.625% 1/7/41	13,000	14,430
Canadian Government 2.375% 9/10/14	3,000	3,157
Chilean Republic 7.125% 1/11/12	3,016	3,082
Hydro-Quebec 2% 6/30/16	5,310	5,429
Italian Republic:
2.125% 10/5/12	2,000	1,988
3.125% 1/26/15	16,000	15,760
New Brunswick Province 2.75% 6/15/18	4,350	4,538
Ontario Province:
1.375% 1/27/14	2,000	2,033
2.3% 5/10/16	2,000	2,082
4% 10/7/19	15,000	16,656
4.1% 6/16/14	15,000	16,345
Province of British Columbia 2.1% 5/18/16	3,800	3,946
Quebec Province 2.75% 8/25/21	20,000	19,562
United Mexican States:
5.125% 1/15/20	23,500	26,320
6.05% 1/11/40	6,000	6,870
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $143,009)		151,801
Supranational Obligations - 1.2%
	Principal Amount (000s)	Value (000s)
African Development Bank:
euro 3% 5/27/14	$ 5,000	$ 5,325
1.75% 10/1/12	1,000	1,014
Asian Development Bank 2.75% 5/21/14	30,000	31,697
Corporacion Andina de Fomento:
5.2% 5/21/13	240	254
6.875% 3/15/12	390	401
8.125% 6/4/19	2,000	2,458
European Investment Bank:
1.625% 3/15/13	3,000	3,054
1.75% 9/14/12	4,000	4,057
2.875% 1/15/15	5,000	5,340
3.125% 6/4/14	72,000	76,892
Inter-American Development Bank:
euro 1.75% 10/22/12	5,000	5,079
3.875% 9/17/19	5,000	5,617
International Bank for Reconstruction & Development 1.75% 7/15/13	4,000	4,104
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $136,171)		145,292
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (b)(f)	1,042	889
MUFG Capital Finance 1 Ltd. 6.346% (b)(f)	1,725	1,781
TOTAL PREFERRED SECURITIES (Cost $1,549)		2,670
Cash Equivalents - 5.4%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.07%, dated 8/31/11 due 9/1/11 (Collateralized by U.S. Government Obligations) # (Cost $654,363)	$ 654,364	$ 654,363
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $11,966,412)		12,722,031
NET OTHER ASSETS (LIABILITIES) - (5.5)%		(660,475)
NET ASSETS - 100%		$ 12,061,556
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,548,000 or 0.3% of net assets.

(b) Security is perpetual in nature with no stated maturity date.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $168,974,000 or 1.4% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$654,363,000 due 9/01/11 at 0.07%
Barclays Capital, Inc.	$ 155,834
HSBC Securities (USA), Inc.	233,339
ING Financial Markets LLC	2,682
Mizuho Securities USA, Inc.	262,508
$ 654,363
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 2,340,573	$ -	$ 2,340,573	$ -
U.S. Government and Government Agency Obligations	4,924,335	-	4,924,335	-
U.S. Government Agency - Mortgage Securities	4,057,786	-	4,057,786	-
Asset-Backed Securities	27,475	-	26,684	791
Collateralized Mortgage Obligations	10,568	-	10,109	459
Commercial Mortgage Securities	315,537	-	303,687	11,850
Municipal Securities	91,631	-	91,631	-
Foreign Government and Government Agency Obligations	151,801	-	151,801	-
Supranational Obligations	145,292	-	145,292	-
Preferred Securities	2,670	-	2,670	-
Cash Equivalents	654,363	-	654,363	-
Total Investments in Securities:	$ 12,722,031	$ -	$ 12,708,931	$ 13,100
Other Financial Instruments:
Forward Commitments	$ 595	$ -	$ 595	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 12,562
Total Realized Gain (Loss)	2,231
Total Unrealized Gain (Loss)	2,651
Cost of Purchases	-
Proceeds of Sales	(10,182)
Amortization/Accretion	1,160
Transfers in to Level 3	6,887
Transfers out of Level 3	(2,209)
Ending Balance	$ 13,100
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ 2,678

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2011

Assets
Investment in securities, at value (including repurchase agreements of $654,363) - See accompanying schedule: Unaffiliated issuers (cost $11,966,412)		$ 12,722,031
Commitment to sell securities on a delayed delivery basis	$ (157,771)
Receivable for securities sold on a delayed delivery basis	158,366	595
Receivable for investments sold, regular delivery		179,714
Receivable for fund shares sold		35,827
Interest receivable		70,732
Other receivables		44
Total assets		13,008,943

Liabilities
Payable to custodian bank	$ 234
Payable for investments purchased Regular delivery	383,130
Delayed delivery	485,647
Payable for fund shares redeemed	75,825
Distributions payable	533
Accrued management fee	495
Other affiliated payables	1,478
Other payables and accrued expenses	45
Total liabilities		947,387

Net Assets		$ 12,061,556
Net Assets consist of:
Paid in capital		$ 11,326,675
Undistributed net investment income		7,340
Accumulated undistributed net realized gain (loss) on investments		(28,673)
Net unrealized appreciation (depreciation) on investments		756,214
Net Assets		$ 12,061,556

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2011

Investor Class: Net Asset Value, offering price and redemption price per share ($7,286,999 ÷ 620,837 shares)	$ 11.74

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($1,533,102 ÷ 130,627 shares)	$ 11.74

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,926,240 ÷ 164,124 shares)	$ 11.74

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($681,580 ÷ 58,074 shares)	$ 11.74

Class F: Net Asset Value, offering price and redemption price per share ($633,635 ÷ 53,990 shares)	$ 11.74

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2011

Investment Income
Dividends		$ 170
Interest		375,147
Total income		375,317

Expenses
Management fee	$ 13,621
Transfer agent fees	16,245
Independent trustees' compensation	42
Miscellaneous	39
Total expenses before reductions	29,947
Expense reductions	(1,402)	28,545
Net investment income (loss)		346,772
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		102,576
Change in net unrealized appreciation (depreciation) on: Investment securities	31,572
Delayed delivery commitments	740
Total change in net unrealized appreciation (depreciation)		32,312
Net gain (loss)		134,888
Net increase (decrease) in net assets resulting from operations		$ 481,660

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2011	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 346,772	$ 352,833
Net realized gain (loss)	102,576	152,062
Change in net unrealized appreciation (depreciation)	32,312	417,036
Net increase (decrease) in net assets resulting from operations	481,660	921,931
Distributions to shareholders from net investment income	(337,680)	(346,700)
Distributions to shareholders from net realized gain	(75,325)	-
Total distributions	(413,005)	(346,700)
Share transactions - net increase (decrease)	541,069	595,550
Total increase (decrease) in net assets	609,724	1,170,781

Net Assets
Beginning of period	11,451,832	10,281,051
End of period (including undistributed net investment income of $7,340 and undistributed net investment income of $5,805, respectively)	$ 12,061,556	$ 11,451,832

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.67	$ 11.05	$ 10.73	$ 10.76	$ 10.82
Income from Investment Operations
Net investment income (loss) B	.351	.373	.445	.503	.537
Net realized and unrealized gain (loss)	.137	.613	.325	(.012)	(.078)
Total from investment operations	.488	.986	.770	.491	.459
Distributions from net investment income	(.342)	(.366)	(.450)	(.521)	(.519)
Distributions from net realized gain	(.076)	-	-	-	-
Total distributions	(.418)	(.366)	(.450)	(.521)	(.519)
Net asset value, end of period	$ 11.74	$ 11.67	$ 11.05	$ 10.73	$ 10.76
Total Return A	4.32%	9.10%	7.39%	4.61%	4.31%
Ratios to Average Net Assets C,D
Expenses before reductions	.28%	.36%	.45%	.48%	.49%
Expenses net of fee waivers, if any	.27%	.32%	.32%	.32%	.32%
Expenses net of all reductions	.27%	.32%	.32%	.32%	.31%
Net investment income (loss)	3.06%	3.32%	4.16%	4.64%	4.96%
Supplemental Data
Net assets, end of period (in millions)	$ 7,287	$ 11,355	$ 10,281	$ 8,954	$ 7,687
Portfolio turnover rate F	106%	165%	231% E	151%	174% E

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Year ended August 31,	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.115
Net realized and unrealized gain (loss)	.301
Total from investment operations	.416
Distributions from net investment income	(.116)
Net asset value, end of period	$ 11.74
Total Return B,C	3.66%
Ratios to Average Net Assets F
Expenses before reductions	.17% A
Expenses net of fee waivers, if any	.17% A
Expenses net of all reductions	.17% A
Net investment income (loss)	3.15% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,533
Portfolio turnover rate	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended August 31,	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.118
Net realized and unrealized gain (loss)	.302
Total from investment operations	.420
Distributions from net investment income	(.120)
Net asset value, end of period	$ 11.74
Total Return B,C	3.69%
Ratios to Average Net Assets F
Expenses before reductions	.07% A
Expenses net of fee waivers, if any	.07% A
Expenses net of all reductions	.07% A
Net investment income (loss)	3.25% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,926
Portfolio turnover rate	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Year ended August 31,	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.118
Net realized and unrealized gain (loss)	.303
Total from investment operations	.421
Distributions from net investment income	(.121)
Net asset value, end of period	$ 11.74
Total Return B,C	3.70%
Ratios to Average Net Assets F
Expenses before reductions	.05% A
Expenses net of fee waivers, if any	.05% A
Expenses net of all reductions	.05% A
Net investment income (loss)	3.27% A
Supplemental Data
Net assets, end of period (in millions)	$ 682
Portfolio turnover rate	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended August 31,	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.67	$ 11.12
Income from Investment Operations
Net investment income (loss) D	.365	.359
Net realized and unrealized gain (loss)	.139	.542
Total from investment operations	.504	.901
Distributions from net investment income	(.358)	(.351)
Distributions from net realized gain	(.076)	-
Total distributions	(.434)	(.351)
Net asset value, end of period	$ 11.74	$ 11.67
Total Return B,C	4.47%	8.26%
Ratios to Average Net Assets F
Expenses before reductions	.12%	.22% A
Expenses net of fee waivers, if any	.12%	.22% A
Expenses net of all reductions	.12%	.22% A
Net investment income (loss)	3.20%	3.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 634	$ 97
Portfolio turnover rate	106%	165%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 24, 2009 (commencement of sale of shares) to August 31, 2010.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2011

(Amounts in thousands except ratios)

1. Organization.

Spartan U.S. Bond Index Fund (formerly Fidelity U.S. Bond Index Fund)(the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. In January 2011, the Board of Trustees of the Fund approved the creation of additional classes of shares. The Fund commenced sale of Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class shares on May 4, 2011. The Fund offers Investor Class (formerly U.S. Bond Index), Fidelity Advantage Class, Institutional Class, Fidelity Advantage Institutional Class and Class F shares, each of which has equal rights as to assets and voting privileges. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

In September 2011 the Board of Trustees approved a change in the name of Fidelity Fixed-Income Trust to Fidelity Salem Street Trust effective October 14, 2011.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Annual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, in-kind transactions, deferred trustees compensation, and losses due to wash sales.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 692,554
Gross unrealized depreciation	(8,660)
Net unrealized appreciation (depreciation) on securities and other investments	$ 683,894

Tax Cost	$ 12,038,137

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 4,762
Undistributed long-term capital gains	$ 45,675
Net unrealized appreciation (depreciation)	$ 684,280

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be August 31, 2012.

The tax character of distributions paid was as follows:

	August 31, 2011	August 31, 2010
Ordinary Income	$ 339,669	$ 346,700
Long-term Capital Gains	73,336	-
Total	$ 413,005	$ 346,700

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual

Annual Report

2. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $696,270 and $394,630, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contracts. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective February 1, 2011, an amendment to the management contract was approved by the Board of Trustees reducing the management fee from ..22% to .05% of the Fund's average net assets. In addition, the management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. For the period, the total annual management fee rate was .12% of average net assets.

Effective February 1, 2011, the Board of Trustees approved a new expense contract for Investor Class limiting the total expenses of the class to an annual rate of .22% of average net assets, with certain exceptions. In addition, under expense contracts, FMR pays class-level expenses of Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class so that total expenses do not exceed an annual rate of .17%, .07% and .05% of the class' average net assets, respectively, with certain exceptions.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective February 1, 2011, FIIOC receives transfer agent fees at an annual rate of ..17% of average net assets for Investor Class. Prior to February 1, 2011, FIIOC received account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Investor Class. FIIOC receives transfer agent fees at an annual rate of .12%, .035% and .015% of average net assets for Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contracts, Institutional Class pays a portion of the transfer agent fees at an annual rate of .02% of average net assets and Fidelity Advantage Institutional Class does not pay transfer agent fees.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets
Investor Class	$ 15,841.16
Fidelity Advantage Class	345	.12*
Institutional Class	59	.02*
	$ 16,245

* Annualized

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $39 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $65.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Expense Reductions.

Prior to February 1, 2011, FMR had contractually agreed to waive expenses of Investor Class to the extent annual operating expenses exceeded an annual rate of .32% of average net assets, with certain exceptions. During the period this waiver reduced the class' expenses by $1,402.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2011 A	2010 B
From net investment income
Investor Class	$ 303,648	$ 345,387
Fidelity Advantage Class	8,777	-
Institutional Class	9,197	-
Fidelity Advantage Institutional Class	3,164	-
Class F	12,894	1,313
Total	$ 337,680	$ 346,700
From net realized gain
Investor Class	$ 73,706	$ -
Class F	1,619	-
Total	$ 75,325	$ -

A Distributions for Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class are for the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

B Distributions for Class F are for the period September 24, 2009 (commencement of sale of shares) to August 31, 2010.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2011 A	2010 B	2011 A	2010 B
Investor Class
Shares sold	275,359	374,729	$ 3,161,122	$ 4,216,268
Reinvestment of distributions	32,181	29,929	369,327	337,209
Shares redeemed	(659,966)	(361,514)	(7,593,927)	(4,051,189)
Net increase (decrease)	(352,426)	43,144	$ (4,063,478)	$ 502,288
Fidelity Advantage Class
Shares sold	135,511	-	$ 1,566,401	$ -
Reinvestment of distributions	698	-	8,115	-
Shares redeemed	(5,582)	-	(64,717)	-
Net increase (decrease)	130,627	-	$ 1,509,799	$ -

Annual Report

10. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2011 A	2010 B	2011 A	2010 B
Institutional Class
Shares sold	170,966	-	$ 1,981,134	$ -
Reinvestment of distributions	790	-	9,197	-
Shares redeemed	(7,632)	-	(88,922)	-
Net increase (decrease)	164,124	-	$ 1,901,409	$ -
Fidelity Advantage Institutional Class
Shares sold	60,598	-	$ 701,033	$ -
Reinvestment of distributions	271	-	3,164	-
Shares redeemed	(2,795)	-	(32,564)	-
Net increase (decrease)	58,074	-	$ 671,633	$ -
Class F
Shares sold	52,176	9,818	$ 597,198	$ 110,320
Reinvestment of distributions	1,263	115	14,513	1,313
Shares redeemed	(7,767)	(1,615)	(90,005)	(18,371)
Net increase (decrease)	45,672	8,318	$ 521,706	$ 93,262

A Share transactions for Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class are for the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

B Share transactions for Class F are for the period September 24, 2009 (commencement of sale of shares) to August 31, 2010.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust (formerly Fidelity Fixed-Income Trust) and the Shareholders of Spartan U.S. Bond Index Fund (formerly Fidelity U.S. Bond Index Fund):

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan U.S. Bond Index Fund (formerly Fidelity U.S. Bond Index Fund) (a fund of Fidelity Salem Street Trust) at August 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan U.S. Bond Index Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 19, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 424 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund's are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Spartan U.S. Bond Index Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class F	10/17/11	10/14/11	$0.054

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2011, $63,638,370, or, if subsequently determined to be different, the net capital gain of such year.

A total of 22.61% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $209,255,094 of distributions paid during the period January 1, 2011 to August 31, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

UBI-F-ANN-1011
1.899038.101

Spartan®
U.S. Bond Index
Fund

Institutional Class
Fidelity Advantage® Institutional Class

Annual Report

August 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2011	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	4.36%	5.94%	5.48%
Fidelity Advantage® Institutional Class B	4.37%	5.94%	5.48%

A The initial offering of Institutional Class shares took place on May 4, 2011. Returns prior to May 4, 2011, are those of Investor Class.

B The initial offering of Fidelity Advantage® Institutional Class shares took place on May 4, 2011. Returns prior to May 4, 2011, are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® U.S. Bond Index Fund - Institutional Class on August 31, 2001. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. Aggregate Bond Index performed over the same period. The initial offering of Institutional Class took place on May 4, 2011. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Comments from Curtis Hollingsworth, Lead Portfolio Manager of Spartan® U.S. Bond Index Fund: For the year ending August 31, 2011, the fund's Institutional Class and Fidelity Advantage® Institutional Class shares performed roughly in line with the Barclays Capital® U.S. Aggregate Bond Index, which returned 4.62%. (For specific class-level returns, please see the performance section of this report.) Against the backdrop of ultra-low interest rates and heightened volatility, U.S. taxable investment-grade bonds generated moderate gains for the year. Among the sectors that comprise the index, the best performers were on the riskier end of the spectrum, bolstered by improving economic data. Buoyed by a strong first half, commercial mortgage-backed securities (CMBS) fared best, gaining 5.94% amid continued modest improvement in commercial real estate fundamentals. Investment-grade corporate bonds rose 4.98%, due in large part to increased corporate profitability, high cash balances, reduced debt levels and improved credit conditions. Residential mortgage-backed securities also rose 4.98%, supported by a combination of slower-than-expected prepayments and strong demand from investors seeking higher-yielding alternatives to government bonds. Meanwhile, U.S. Treasury bonds gained 4.17%. After underperforming in the first half when economic data was strong, Treasuries performed exceedingly well in the second half when the economy weakened, sovereign debt woes in Europe worsened, Congress wrangled over raising the federal debt ceiling and Standard & Poor's downgraded its long-term sovereign credit rating of the United States. For the full year, U.S. government agency securities returned 3.04%.

Our goal is to produce monthly returns, before expenses, that match those of the Barclays Capital index as closely as possible. In other words, our goal is to minimize the tracking error of the fund relative to its benchmark. Investing in all of the roughly 8,000 securities that make up the index would not be feasible. Many of these securities are not available for purchase on a typical day in the bond market. In addition, trying to invest in all of them would lead to a portfolio that contained a large number of small positions, which in turn would likely diminish liquidity and increase transaction costs. As a result, we use a method known as "stratified sampling," or investing in representative securities to construct a portfolio that approximately mirrors the structure of the index in terms of its sector weightings, maturity distribution and credit quality. We manage the portfolio so that it matches the index in terms of overall sensitivity to changes in interest rates and the yield curve.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011) for Investor Class and Class F and for the entire period (May 4, 2011 to August 31, 2011) for Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class.

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value August 31, 2011	Expenses Paid During Period
Investor Class	.22%
Actual		$ 1,000.00	$ 1,053.10	$ 1.14 B
Hypothetical A		$ 1,000.00	$ 1,024.10	$ 1.12 C
Fidelity Advantage Class	.17%
Actual		$ 1,000.00	$ 1,036.60	$ .57 B
Hypothetical A		$ 1,000.00	$ 1,024.35	$ .87 C
Institutional Class	.07%
Actual		$ 1,000.00	$ 1,036.90	$ .23B
Hypothetical A		$ 1,000.00	$ 1,024.85	$ .36 C
Fidelity Advantage Institutional Class	.05%
Actual		$ 1,000.00	$ 1,037.00	$ .17 B
Hypothetical A		$ 1,000.00	$ 1,024.95	$ .26 C
Class F	.05%
Actual		$ 1,000.00	$ 1,054.00	$ .26 B
Hypothetical A		$ 1,000.00	$ 1,024.95	$ .26 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) for Investor Class and Class F and multiplied by 120/365 (to reflect the period May 4, 2011 to August 31, 2011) for Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class.

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2011	As of February 28, 2011
U.S. Government and U.S. Government Agency Obligations† 74.5%	U.S. Government and U.S. Government Agency Obligations† 73.7%
AAA 3.6%	AAA 4.3%
AA 5.4%	AA 4.8%
A 8.9%	A 8.2%
BBB 7.5%	BBB 8.0%
BB and Below 0.1%	BB and Below 0.3%
Not Rated 0.1%	Not Rated 0.1%
Short-Term Investments and Net Other Assets (0.1)%	Short-Term Investments and Net Other Assets 0.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2011
6 months ago
Years	6.1	6.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2011
6 months ago
Years	4.6	4.7

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2011*	As of February 28, 2011**
Corporate Bonds 19.4%	Corporate Bonds 19.2%
U.S. Government and U.S. Government Agency Obligations† 74.5%	U.S. Government and U.S. Government Agency Obligations† 73.7%
Asset-Backed Securities 0.2%	Asset-Backed Securities 0.4%
CMOs and Other Mortgage Related Securities 2.7%	CMOs and Other Mortgage Related Securities 3.3%
Municipal Bonds 0.8%	Municipal Bonds 0.4%
Other Investments 2.5%	Other Investments 2.4%
Short-Term Investments and Net Other Assets (0.1)%	Short-Term Investments and Net Other Assets 0.6%

* Foreign investments	6.4%	** Foreign investments	6.3%
† Includes FDIC Guaranteed Corporate Securities

Annual Report

Investments August 31, 2011

Showing Percentage of Net Assets

Nonconvertible Bonds - 19.4%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp. 5.75% 9/8/11	$ 5,542	$ 5,544
Diversified Consumer Services - 0.0%
University Southern California 5.25% 10/1/11	2,000	1,999
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
5.35% 3/1/18	2,317	2,743
6.3% 3/1/38	7,045	8,799
Yum! Brands, Inc.:
4.25% 9/15/15	2,000	2,170
5.3% 9/15/19	2,000	2,230
		15,942
Household Durables - 0.1%
Fortune Brands, Inc. 5.875% 1/15/36	10,000	10,208
Media - 0.9%
AOL Time Warner, Inc. 7.625% 4/15/31	3,250	3,985
Comcast Corp.:
4.95% 6/15/16	1,862	2,091
5.7% 5/15/18	2,940	3,405
5.7% 7/1/19	8,500	9,917
6.4% 3/1/40	1,000	1,133
6.55% 7/1/39	3,000	3,420
COX Communications, Inc. 4.625% 6/1/13	4,425	4,695
Discovery Communications LLC 5.05% 6/1/20	3,200	3,449
NBCUniversal Media LLC 6.4% 4/30/40	3,000	3,389
News America Holdings, Inc. 7.75% 12/1/45	3,160	3,721
News America, Inc.:
5.3% 12/15/14	868	960
5.65% 8/15/20	1,000	1,100
6.15% 3/1/37	3,955	4,130
6.9% 3/1/19	2,110	2,470
6.9% 8/15/39	2,000	2,259
Thomson Reuters Corp. 4.7% 10/15/19	4,000	4,490
Time Warner Cable, Inc.:
5.4% 7/2/12	2,421	2,508
5.85% 5/1/17	5,801	6,537
6.2% 7/1/13	2,302	2,504
6.75% 7/1/18	1,162	1,367
7.3% 7/1/38	4,000	4,722
8.75% 2/14/19	2,368	3,061
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc.:
3.15% 7/15/15	$ 5,000	$ 5,200
5.875% 11/15/16	2,131	2,481
6.5% 11/15/36	5,724	6,385
Viacom, Inc.:
4.375% 9/15/14	2,000	2,156
5.625% 9/15/19	1,000	1,147
6.125% 10/5/17	5,420	6,252
6.75% 10/5/37	1,865	2,173
Walt Disney Co. 5.5% 3/15/19	2,000	2,399
		103,506
Multiline Retail - 0.0%
Target Corp. 3.875% 7/15/20	3,000	3,182
Specialty Retail - 0.2%
Home Depot, Inc.:
5.4% 3/1/16	6,400	7,266
5.875% 12/16/36	4,700	5,112
Lowe's Companies, Inc.:
4.625% 4/15/20	2,000	2,198
5.8% 4/15/40	2,000	2,163
Staples, Inc. 9.75% 1/15/14	10,000	11,719
		28,458
TOTAL CONSUMER DISCRETIONARY		168,839
CONSUMER STAPLES - 1.6%
Beverages - 0.4%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	4,073	5,012
Anheuser-Busch InBev Worldwide, Inc.:
4.125% 1/15/15	5,700	6,224
5.375% 1/15/20	1,500	1,755
Diageo Capital PLC:
5.2% 1/30/13	1,028	1,091
5.75% 10/23/17	5,185	6,090
PepsiCo, Inc.:
3.1% 1/15/15	10,300	10,937
4.875% 11/1/40	2,300	2,441
7.9% 11/1/18	6,000	7,931
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
The Coca-Cola Co.:
1.5% 11/15/15	$ 3,770	$ 3,834
3.15% 11/15/20	3,700	3,757
		49,072
Food & Staples Retailing - 0.4%
CVS Caremark Corp.:
5.75% 5/15/41	6,000	6,240
6.125% 9/15/39	1,000	1,093
6.302% 6/1/37 (f)	5,809	5,664
Kroger Co. 3.9% 10/1/15	9,000	9,615
Safeway, Inc. 5% 8/15/19	1,000	1,079
Wal-Mart Stores, Inc.:
3.2% 5/15/14	10,000	10,621
5.625% 4/1/40	2,000	2,250
6.5% 8/15/37	8,275	10,242
		46,804
Food Products - 0.4%
ConAgra Foods, Inc. 5.875% 4/15/14	4,000	4,410
General Mills, Inc. 5.65% 2/15/19	13,501	15,885
Kellogg Co.:
3.25% 5/21/18	2,800	2,910
4.45% 5/30/16	2,000	2,232
Kraft Foods, Inc.:
5.625% 11/1/11	467	470
6% 2/11/13	7,895	8,425
6.125% 2/1/18	5,497	6,499
6.75% 2/19/14	535	605
6.875% 2/1/38	5,250	6,236
		47,672
Household Products - 0.1%
Procter & Gamble Co.:
1.8% 11/15/15	5,000	5,129
3.15% 9/1/15	4,500	4,832
		9,961
Tobacco - 0.3%
Altria Group, Inc. 9.7% 11/10/18	6,065	8,009
Philip Morris International, Inc.:
4.5% 3/26/20	2,000	2,177
4.875% 5/16/13	8,937	9,517
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.: - continued
5.65% 5/16/18	$ 6,789	$ 8,000
6.375% 5/16/38	1,450	1,738
Reynolds American, Inc.:
6.75% 6/15/17	2,899	3,413
7.25% 6/15/37	7,220	8,043
		40,897
TOTAL CONSUMER STAPLES		194,406
ENERGY - 1.8%
Energy Equipment & Services - 0.2%
Baker Hughes, Inc. 5.125% 9/15/40	2,000	2,119
Halliburton Co.:
6.15% 9/15/19	2,000	2,441
7.45% 9/15/39	1,500	1,983
Noble Holding International Ltd.:
3.05% 3/1/16	1,020	1,063
4.625% 3/1/21	1,340	1,418
Rowan Companies, Inc. 7.875% 8/1/19	500	599
Weatherford International Ltd.:
4.95% 10/15/13	1,726	1,835
5.15% 3/15/13	2,255	2,375
7% 3/15/38	5,580	6,192
		20,025
Oil, Gas & Consumable Fuels - 1.6%
Anadarko Petroleum Co. 6.2% 3/15/40	2,000	2,056
Anadarko Petroleum Corp.:
5.75% 6/15/14	5,000	5,526
6.45% 9/15/36	2,675	2,842
Apache Corp. 5.1% 9/1/40	3,000	3,201
Boardwalk Pipelines LP 5.75% 9/15/19	1,000	1,120
Canadian Natural Resources Ltd.:
5.15% 2/1/13	4,456	4,699
5.7% 5/15/17	1,148	1,341
Cenovus Energy, Inc. 6.75% 11/15/39	2,000	2,364
ConocoPhillips:
4.6% 1/15/15	3,000	3,298
5.75% 2/1/19	2,902	3,457
6.5% 2/1/39	7,529	9,475
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Devon Energy Corp. 5.625% 1/15/14	$ 2,321	$ 2,570
El Paso Natural Gas Co. 5.95% 4/15/17	926	1,070
Enbridge Energy Partners LP:
5.875% 12/15/16	1,000	1,176
6.5% 4/15/18	1,000	1,164
EnCana Holdings Finance Corp. 5.8% 5/1/14	2,861	3,157
Enterprise Products Operating LP:
4.05% 2/15/22	2,425	2,438
4.6% 8/1/12	5,000	5,163
5.6% 10/15/14	1,937	2,126
5.65% 4/1/13	690	733
5.7% 2/15/42	2,000	2,016
6.65% 4/15/18	2,000	2,369
7.55% 4/15/38	2,000	2,387
EOG Resources, Inc. 5.625% 6/1/19	1,000	1,166
EQT Corp. 8.125% 6/1/19	1,000	1,232
Hess Corp. 5.6% 2/15/41	3,400	3,502
Kinder Morgan Energy Partners LP:
5% 12/15/13	5,000	5,382
5.625% 9/1/41	1,000	962
6.55% 9/15/40	3,000	3,249
Magellan Midstream Partners LP 6.55% 7/15/19	4,592	5,465
Marathon Petroleum Corp.:
3.5% 3/1/16 (a)	1,000	1,044
5.125% 3/1/21 (a)	1,000	1,066
6.5% 3/1/41 (a)	1,000	1,084
Nexen, Inc.:
5.2% 3/10/15	900	984
5.875% 3/10/35	3,710	3,503
Occidental Petroleum Corp.:
1.75% 2/15/17	2,000	1,988
3.125% 2/15/22	2,000	1,989
Petro-Canada:
6.05% 5/15/18	3,650	4,228
6.8% 5/15/38	8,445	9,885
Petrobras International Finance Co. Ltd. 7.875% 3/15/19	12,228	14,875
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,000	2,117
5.75% 1/15/20	1,000	1,127
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP/PAA Finance Corp.: - continued
6.125% 1/15/17	$ 1,795	$ 2,057
6.65% 1/15/37	2,795	3,051
Shell International Finance BV:
1.875% 3/25/13	7,000	7,143
6.375% 12/15/38	4,200	5,355
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,236
StatoilHydro ASA:
2.9% 10/15/14	1,500	1,587
5.1% 8/17/40	2,000	2,167
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	13,031
6.85% 6/1/39	2,000	2,336
Talisman Energy, Inc. 5.85% 2/1/37	5,000	5,241
TransCanada PipeLines Ltd.:
3.4% 6/1/15	1,000	1,072
6.1% 6/1/40	6,700	7,880
Valero Energy Corp. 6.625% 6/15/37	5,420	5,805
XTO Energy, Inc.:
5% 1/31/15	1,733	1,969
5.65% 4/1/16	1,189	1,410
		192,936
TOTAL ENERGY		212,961
FINANCIALS - 7.2%
Capital Markets - 1.5%
Bear Stearns Companies, Inc. 5.3% 10/30/15	1,159	1,259
BlackRock, Inc. 4.25% 5/24/21	6,500	6,611
Goldman Sachs Group, Inc.:
3.625% 2/7/16	5,000	5,002
3.7% 8/1/15	7,848	7,929
5.25% 10/15/13	1,500	1,564
5.25% 7/27/21	4,500	4,557
5.625% 1/15/17	7,000	7,247
6% 6/15/20	1,650	1,759
6.15% 4/1/18	1,951	2,084
6.25% 2/1/41	2,000	1,962
6.75% 10/1/37	19,510	18,471
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
JPMorgan Chase Capital XX 6.55% 9/29/36	$ 14,550	$ 14,452
Lazard Group LLC:
6.85% 6/15/17	3,804	4,277
7.125% 5/15/15	1,364	1,538
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	3,140	3,216
6.875% 4/25/18	6,991	7,249
Morgan Stanley:
2.875% 1/24/14	5,000	4,968
2.875% 7/28/14	1,000	988
4.2% 11/20/14	7,250	7,266
4.75% 4/1/14	4,287	4,346
5.45% 1/9/17	236	242
5.5% 7/28/21	1,000	997
5.625% 9/23/19	2,000	2,031
5.75% 1/25/21	5,000	5,144
5.95% 12/28/17	5,745	5,938
6% 5/13/14	3,242	3,403
6% 4/28/15	5,666	5,928
6.625% 4/1/18	5,055	5,412
7.3% 5/13/19	3,000	3,347
Royal Bank of Scotland PLC:
3.95% 9/21/15	6,500	6,332
4.875% 3/16/15	5,000	5,066
6.125% 1/11/21	3,700	3,857
State Street Corp. 2.875% 3/7/16	3,340	3,449
The Bank of New York Mellon Corp.:
2.3% 7/28/16	1,000	1,016
4.3% 5/15/14	9,828	10,629
5.45% 5/15/19	2,000	2,298
UBS AG Stamford Branch:
2.25% 1/28/14	1,300	1,312
3.875% 1/15/15	2,000	2,074
5.75% 4/25/18	1,700	1,810
5.875% 12/20/17	3,500	3,740
		180,770
Commercial Banks - 1.4%
American Express Bank FSB 6% 9/13/17	615	708
Bank of America NA:
5.3% 3/15/17	3,500	3,424
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Bank of America NA: - continued
6% 10/15/36	$ 2,419	$ 2,271
Barclays Bank PLC:
3.9% 4/7/15	6,600	6,607
5.2% 7/10/14	2,000	2,104
BB&T Capital Trust IV 6.82% 6/12/77 (f)	3,510	3,514
Canadian Imperial Bank of Commerce 1.45% 9/13/13	1,000	1,006
Comerica, Inc. 3% 9/16/15	1,268	1,296
Credit Suisse New York Branch:
2.2% 1/14/14	7,948	7,975
6% 2/15/18	15,651	16,480
Export-Import Bank of Korea 5.5% 10/17/12	2,235	2,324
Fifth Third Bancorp:
3.625% 1/25/16	2,000	2,027
4.5% 6/1/18	824	822
8.25% 3/1/38	2,079	2,350
Fifth Third Bank 4.75% 2/1/15	3,422	3,652
HSBC Holdings PLC:
5.1% 4/5/21	2,800	3,000
6.5% 9/15/37	10,000	9,956
JPMorgan Chase Bank 6% 10/1/17	7,075	7,925
KeyBank NA 5.8% 7/1/14	1,109	1,211
KeyCorp. 3.75% 8/13/15	7,000	7,216
PNC Funding Corp. 6.7% 6/10/19	2,500	2,986
Rabobank (Netherlands) NV:
2.125% 10/13/15	1,000	1,011
4.5% 1/11/21	1,000	1,071
5.25% 5/24/41	3,000	3,156
Regions Bank 7.5% 5/15/18	2,000	1,950
Royal Bank of Canada 2.3% 7/20/16	3,000	3,041
Toronto Dominion Bank 2.5% 7/14/16	1,200	1,234
U.S. Bancorp:
3.15% 3/4/15	5,000	5,260
4.125% 5/24/21	3,000	3,169
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (a)(f)	2,905	2,598
UnionBanCal Corp. 5.25% 12/16/13	656	708
Wachovia Bank NA:
4.875% 2/1/15	1,394	1,486
6.6% 1/15/38	10,000	11,376
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wachovia Corp.:
5.5% 5/1/13	$ 14,000	$ 14,965
5.625% 10/15/16	3,367	3,685
5.75% 6/15/17	2,905	3,290
Wells Fargo & Co. 5.625% 12/11/17	5,972	6,844
Westpac Banking Corp.:
1.85% 12/9/13	9,800	9,919
4.875% 11/19/19	3,700	3,888
		167,505
Consumer Finance - 1.0%
American Express Co.:
7.25% 5/20/14	1,500	1,712
8.15% 3/19/38	8,500	12,159
American Express Credit Corp. 2.75% 9/15/15	5,000	5,106
Capital One Bank Glen Allen Virginia 8.8% 7/15/19	2,020	2,492
Capital One Financial Corp.:
4.75% 7/15/21	4,000	4,020
5.7% 9/15/11	2,000	2,002
7.375% 5/23/14	1,578	1,775
Caterpillar Financial Services Corp.:
2% 4/5/13	8,104	8,275
2.75% 6/24/15	1,500	1,579
Discover Financial Services:
6.45% 6/12/17	2,263	2,545
10.25% 7/15/19	1,000	1,290
General Electric Capital Corp.:
2.25% 11/9/15	6,228	6,261
2.95% 5/9/16	11,691	11,790
3.5% 6/29/15	12,081	12,631
5.625% 9/15/17	7,044	7,820
5.625% 5/1/18	15,000	16,608
6.375% 11/15/67 (f)	9,000	8,910
Household Finance Corp. 6.375% 10/15/11	1,842	1,852
John Deere Capital Corp. 1.6% 3/3/14	8,400	8,533
PACCAR Financial Corp. 1.95% 12/17/12	2,000	2,028
		119,388
Diversified Financial Services - 1.8%
Bank of America Corp. 5.75% 12/1/17	5,855	6,082
BB&T Corp. 2.05% 4/28/14	2,000	2,025
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
BNP Paribas:
2.125% 12/21/12	$ 2,000	$ 1,973
3.6% 2/23/16	10,380	10,394
BP Capital Markets PLC:
3.125% 3/10/12	4,000	4,054
3.125% 10/1/15	2,500	2,615
3.875% 3/10/15	2,000	2,131
4.5% 10/1/20	2,000	2,161
4.75% 3/10/19	1,000	1,103
Capital One Capital V 10.25% 8/15/39	3,557	3,693
Capital One Capital VI 8.875% 5/15/40	1,000	1,011
Citigroup, Inc.:
3.953% 6/15/16	1,450	1,481
4.75% 5/19/15	15,244	15,891
5.5% 4/11/13	13,899	14,480
6.125% 5/15/18	5,731	6,251
6.5% 8/19/13	6,095	6,483
8.125% 7/15/39	8,000	9,609
8.5% 5/22/19	2,000	2,442
CME Group, Inc. 5.75% 2/15/14	501	554
Deutsche Bank AG London Branch:
3.45% 3/30/15	2,000	2,043
3.875% 8/18/14	5,000	5,195
Export Development Canada 1.25% 10/27/15	3,000	3,031
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	10,279
6.375% 5/15/38	7,218	8,950
JPMorgan Chase & Co.:
3.15% 7/5/16	1,500	1,531
3.4% 6/24/15	10,710	11,031
3.7% 1/20/15	5,000	5,207
4.35% 8/15/21	2,000	2,061
4.625% 5/10/21	1,500	1,552
4.65% 6/1/14	4,000	4,267
5.5% 10/15/40	5,700	5,622
5.6% 7/15/41	1,500	1,541
6.3% 4/23/19	10,000	11,545
Kreditanstalt fur Wiederaufbau:
1.875% 1/14/13	3,100	3,161
4% 1/27/20	3,000	3,410
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Kreditanstalt fur Wiederaufbau: - continued
4.875% 6/17/19	$ 25,000	$ 29,834
National Rural Utils. Coop. Finance Corp.:
2.625% 9/16/12	3,000	3,065
3.875% 9/16/15	4,000	4,335
ORIX Corp. 5.48% 11/22/11	381	384
TECO Finance, Inc. 4% 3/15/16	2,875	3,075
		215,552
Insurance - 0.8%
Ace INA Holdings, Inc. 5.9% 6/15/19	3,000	3,489
Allstate Corp.:
5.95% 4/1/36	3,100	3,276
6.2% 5/16/14	4,000	4,524
7.45% 5/16/19	3,000	3,647
American International Group, Inc.:
3.65% 1/15/14	3,700	3,677
5.05% 10/1/15	3,000	3,037
5.85% 1/16/18	2,000	2,032
6.4% 12/15/20	2,900	3,047
8.25% 8/15/18	4,000	4,508
Aon Corp. 3.125% 5/27/16	8,000	8,006
Assurant, Inc. 5.625% 2/15/14	1,894	2,010
Axis Capital Holdings Ltd. 5.75% 12/1/14	553	603
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	5,370
MetLife, Inc.:
2.375% 2/6/14	3,000	3,065
5% 6/15/15	1,153	1,273
5.875% 2/6/41	2,400	2,550
6.125% 12/1/11	981	994
7.717% 2/15/19	9,000	11,046
Prudential Financial, Inc.:
5.15% 1/15/13	3,146	3,295
5.4% 6/13/35	447	427
5.5% 3/15/16	421	463
5.625% 5/12/41	2,000	1,861
5.7% 12/14/36	380	368
6.2% 1/15/15	1,340	1,499
6.2% 11/15/40	2,400	2,460
7.375% 6/15/19	3,000	3,585
8.875% 6/15/38 (f)	2,944	3,209
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
The Chubb Corp.:
5.75% 5/15/18	$ 4,175	$ 4,878
6.5% 5/15/38	3,510	4,088
The Travelers Companies, Inc. 6.25% 6/15/37	8,350	9,362
		101,649
Real Estate Investment Trusts - 0.0%
AvalonBay Communities, Inc. 6.125% 11/1/12	527	554
HRPT Properties Trust:
5.75% 11/1/15	881	943
6.25% 6/15/17	1,221	1,339
6.65% 1/15/18	612	689
Kimco Realty Corp. 6.875% 10/1/19	1,000	1,146
		4,671
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 5.75% 4/1/12	1,000	1,019
Digital Realty Trust LP 4.5% 7/15/15	2,000	2,071
Duke Realty LP:
5.4% 8/15/14	5,172	5,470
5.95% 2/15/17	630	683
6.25% 5/15/13	1,000	1,057
6.5% 1/15/18	1,000	1,087
ERP Operating LP 5.5% 10/1/12	3,403	3,552
Liberty Property LP:
4.75% 10/1/20	1,000	1,019
5.125% 3/2/15	840	921
5.5% 12/15/16	1,000	1,110
Regency Centers LP:
5.25% 8/1/15	2,113	2,286
5.875% 6/15/17	1,046	1,189
Simon Property Group LP:
4.2% 2/1/15	1,820	1,941
5.65% 2/1/20	4,300	4,726
Tanger Properties LP:
6.125% 6/1/20	4,408	4,976
6.15% 11/15/15	24	27
		33,134
Thrifts & Mortgage Finance - 0.4%
Bank of America Corp.:
4.5% 4/1/15	16,765	16,921
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Bank of America Corp.: - continued
5% 5/13/21	$ 4,000	$ 3,911
5.875% 1/5/21	6,640	6,811
6.5% 8/1/16	15,000	16,090
U.S. Central Federal Credit Union:
1.25% 10/19/11	1,500	1,502
1.9% 10/19/12	1,500	1,528
		46,763
TOTAL FINANCIALS		869,432
HEALTH CARE - 1.1%
Biotechnology - 0.0%
Amgen, Inc. 5.85% 6/1/17	2,928	3,481
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc. 4.5% 8/15/19	3,000	3,303
Medtronic, Inc.:
2.625% 3/15/16	2,330	2,432
4.125% 3/15/21	2,800	3,031
St. Jude Medical, Inc. 3.75% 7/15/14	1,000	1,071
		9,837
Health Care Providers & Services - 0.3%
Aetna, Inc. 4.125% 6/1/21	7,000	7,220
Coventry Health Care, Inc.:
5.95% 3/15/17	1,731	1,950
6.3% 8/15/14	3,584	3,960
Express Scripts, Inc.:
5.25% 6/15/12	2,000	2,064
6.25% 6/15/14	2,000	2,227
7.25% 6/15/19	2,000	2,473
Medco Health Solutions, Inc. 2.75% 9/15/15	2,000	2,045
WellPoint, Inc.:
5% 12/15/14	7,200	7,924
5.8% 8/15/40	4,000	4,431
		34,294
Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc. 5.5% 9/14/15	1,000	1,113
Pharmaceuticals - 0.7%
Abbott Laboratories 4.125% 5/27/20	9,500	10,402
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
AstraZeneca PLC:
5.9% 9/15/17	$ 4,505	$ 5,408
6.45% 9/15/37	3,250	4,062
Bristol-Myers Squibb Co. 5.45% 5/1/18	2,905	3,440
Hospira, Inc. 6.4% 5/15/15	2,000	2,303
Johnson & Johnson:
1.2% 5/15/14	4,700	4,798
4.85% 5/15/41	4,260	4,602
Merck & Co., Inc.:
2.25% 1/15/16	1,000	1,037
3.875% 1/15/21	1,000	1,071
4% 6/30/15	3,000	3,306
5% 6/30/19	5,970	6,979
5.85% 6/30/39	1,000	1,191
Novartis Capital Corp. 4.125% 2/10/14	12,903	13,951
Pfizer, Inc.:
5.35% 3/15/15	4,000	4,561
6.2% 3/15/19	4,000	4,915
7.2% 3/15/39	5,400	7,281
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	949	1,090
Watson Pharmaceuticals, Inc.:
5% 8/15/14	1,000	1,093
6.125% 8/15/19	1,000	1,148
Wyeth 5.5% 2/1/14	5,400	5,979
		88,617
TOTAL HEALTH CARE		137,342
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.3%
General Dynamics Corp. 2.25% 7/15/16	2,400	2,471
Honeywell International, Inc.:
5.375% 3/1/41	1,400	1,539
5.4% 3/15/16	3,400	3,972
Raytheon Co.:
1.625% 10/15/15	1,000	1,003
3.125% 10/15/20	2,000	1,986
4.875% 10/15/40	1,000	985
The Boeing Co.:
5% 3/15/14	3,000	3,312
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.: - continued
6% 3/15/19	$ 1,000	$ 1,212
6.875% 3/15/39	2,000	2,592
United Technologies Corp.:
4.5% 4/15/20	4,000	4,457
5.7% 4/15/40	2,000	2,297
6.125% 2/1/19	4,000	4,960
		30,786
Air Freight & Logistics - 0.1%
United Parcel Service, Inc.:
3.875% 4/1/14	3,900	4,212
6.2% 1/15/38	2,500	3,123
		7,335
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	2,580	2,671
6.9% 7/2/19	749	778
		3,449
Commercial Services & Supplies - 0.0%
Republic Services, Inc. 5.5% 9/15/19	4,000	4,587
Industrial Conglomerates - 0.3%
Covidien International Finance SA:
5.45% 10/15/12	613	645
6% 10/15/17	2,902	3,486
6.55% 10/15/37	4,250	5,172
Danaher Corp.:
1.3% 6/23/14	2,900	2,942
3.9% 6/23/21	2,900	3,082
General Electric Co. 5.25% 12/6/17	18,540	20,770
		36,097
Machinery - 0.1%
Caterpillar, Inc.:
3.9% 5/27/21	3,000	3,196
5.3% 9/15/35	7,000	7,659
Deere & Co.:
4.375% 10/16/19	3,000	3,344
5.375% 10/16/29	1,000	1,154
		15,353
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.3%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	$ 5,000	$ 5,501
CSX Corp. 7.375% 2/1/19	10,000	12,600
Norfolk Southern Corp. 5.75% 1/15/16	10,000	11,460
Union Pacific Corp.:
4.75% 9/15/41	2,800	2,753
6.125% 1/15/12	2,900	2,954
		35,268
TOTAL INDUSTRIALS		132,875
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.2%
Cisco Systems, Inc.:
2.9% 11/17/14	3,000	3,177
4.45% 1/15/20	2,000	2,184
4.95% 2/15/19	3,479	3,932
5.9% 2/15/39	12,416	14,024
Nokia Corp.:
5.375% 5/15/19	1,000	996
6.625% 5/15/39	1,000	904
		25,217
Computers & Peripherals - 0.1%
Dell, Inc. 5.625% 4/15/14	2,000	2,209
Hewlett-Packard Co.:
4.3% 6/1/21	2,780	2,884
4.75% 6/2/14	8,300	9,036
		14,129
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	2,922	3,192
6% 10/1/12	3,840	4,056
6.55% 10/1/17	2,338	2,782
7.125% 10/1/37	2,475	3,070
		13,100
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.1%
Google, Inc.:
1.25% 5/19/14	$ 4,720	$ 4,805
3.625% 5/19/21	3,780	3,998
		8,803
IT Services - 0.1%
International Business Machines Corp.:
1.95% 7/22/16	1,500	1,521
7.625% 10/15/18	13,000	17,179
		18,700
Office Electronics - 0.1%
Xerox Corp.:
4.25% 2/15/15	1,000	1,076
4.5% 5/15/21	4,000	4,131
5.5% 5/15/12	1,586	1,637
5.625% 12/15/19	1,000	1,120
8.25% 5/15/14	3,902	4,513
		12,477
Software - 0.2%
Microsoft Corp.:
2.5% 2/8/16	2,000	2,099
2.95% 6/1/14	2,000	2,132
4.2% 6/1/19	2,000	2,203
5.3% 2/8/41	1,500	1,709
Oracle Corp.:
5.375% 7/15/40 (a)	4,000	4,380
5.75% 4/15/18	7,400	8,853
		21,376
TOTAL INFORMATION TECHNOLOGY		113,802
MATERIALS - 1.0%
Chemicals - 0.3%
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,087
Dow Chemical Co.:
4.85% 8/15/12	10,000	10,367
5.9% 2/15/15	2,500	2,801
7.6% 5/15/14	3,000	3,457
8.55% 5/15/19	2,358	3,061
9.4% 5/15/39	3,000	4,510
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Chemicals - continued
E.I. du Pont de Nemours & Co.:
3.25% 1/15/15	$ 4,000	$ 4,267
4.625% 1/15/20	3,000	3,326
Lubrizol Corp. 8.875% 2/1/19	919	1,243
Potash Corp. of Saskatchewan, Inc.:
3.75% 9/30/15	2,000	2,167
4.875% 3/30/20	1,500	1,659
Praxair, Inc. 3.25% 9/15/15	3,200	3,425
		41,370
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,816	2,006
Containers & Packaging - 0.1%
Bemis Co., Inc.:
5.65% 8/1/14	3,000	3,305
6.8% 8/1/19	3,000	3,579
		6,884
Metals & Mining - 0.6%
Alcoa, Inc. 5.4% 4/15/21	10,000	10,010
ArcelorMittal SA:
3.75% 8/5/15	7,800	7,715
7% 10/15/39	4,400	4,245
9.85% 6/1/19	2,000	2,445
BHP Billiton Financial (USA) Ltd.:
5.125% 3/29/12	1,957	2,008
5.5% 4/1/14	2,500	2,784
6.5% 4/1/19	2,500	3,076
Newmont Mining Corp.:
5.125% 10/1/19	1,000	1,120
6.25% 10/1/39	1,600	1,822
Rio Tinto Finance (USA) Ltd.:
5.2% 11/2/40	1,000	1,027
6.5% 7/15/18	1,398	1,701
7.125% 7/15/28	2,000	2,589
8.95% 5/1/14	4,000	4,797
Teck Resources Ltd. 4.75% 1/15/22	3,850	3,959
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Vale Overseas Ltd.:
5.625% 9/15/19	$ 6,210	$ 6,839
6.25% 1/23/17	9,395	10,659
		66,796
TOTAL MATERIALS		117,056
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.2%
AT&T Broadband Corp. 8.375% 3/15/13	2,560	2,843
AT&T, Inc.:
2.4% 8/15/16	2,000	2,022
5.55% 8/15/41	2,000	2,101
5.8% 2/15/19	4,000	4,717
6.3% 1/15/38	838	935
6.7% 11/15/13	1,162	1,293
BellSouth Capital Funding Corp. 7.875% 2/15/30	2,477	3,206
British Telecommunications PLC 9.875% 12/15/30	4,515	6,574
CenturyLink, Inc.:
6.15% 9/15/19	5,000	4,927
6.45% 6/15/21	5,250	5,107
7.6% 9/15/39	2,500	2,299
Deutsche Telekom International Financial BV:
5.25% 7/22/13	2,425	2,590
5.875% 8/20/13	10,000	10,829
6.75% 8/20/18	3,595	4,339
France Telecom SA:
2.125% 9/16/15	1,000	991
5.375% 7/8/19	4,000	4,456
SBC Communications, Inc.:
5.1% 9/15/14	2,149	2,375
5.875% 2/1/12	2,707	2,763
5.875% 8/15/12	968	1,013
6.15% 9/15/34	5,270	5,740
6.45% 6/15/34	11,795	13,330
Telecom Italia Capital SA:
4.95% 9/30/14	3,178	3,131
5.25% 10/1/15	4,571	4,494
6.999% 6/4/18	1,776	1,830
7.175% 6/18/19	6,000	6,249
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica Emisiones SAU:
3.992% 2/16/16	$ 3,850	$ 3,769
4.949% 1/15/15	3,000	3,068
5.462% 2/16/21	2,700	2,608
5.877% 7/15/19	2,000	2,005
6.421% 6/20/16	1,151	1,209
7.045% 6/20/36	2,600	2,585
Verizon Communications, Inc.:
6.25% 4/1/37	3,121	3,536
6.35% 4/1/19	6,000	7,290
6.9% 4/15/38	6,025	7,327
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	3,531
Verizon New York, Inc. 6.875% 4/1/12	2,628	2,716
		139,798
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV 6.125% 11/15/37	8,365	9,342
AT&T Wireless Services, Inc. 8.125% 5/1/12	10,000	10,475
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.5% 3/1/16	4,400	4,602
4.75% 10/1/14	4,500	4,948
5.875% 10/1/19	2,905	3,345
6.35% 3/15/40	1,000	1,093
6.375% 3/1/41	2,100	2,319
Verizon Wireless Capital LLC:
5.55% 2/1/14	2,352	2,586
8.5% 11/15/18	3,486	4,681
Vodafone Group PLC:
2.875% 3/16/16	440	457
3.375% 11/24/15	1,000	1,059
5% 12/16/13	2,275	2,466
5.45% 6/10/19	6,000	7,008
		54,381
TOTAL TELECOMMUNICATION SERVICES		194,179
UTILITIES - 1.7%
Electric Utilities - 1.1%
Alabama Power Co. 5.2% 6/1/41	3,850	4,225
Ameren Illinois Co. 6.125% 11/15/17	3,364	3,976
AmerenUE 6.4% 6/15/17	2,959	3,538
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Cleveland Electric Illuminating Co.:
5.65% 12/15/13	$ 4,074	$ 4,441
8.875% 11/15/18	2,000	2,680
Commonwealth Edison Co.:
1.625% 1/15/14	6,418	6,478
3.4% 9/1/21	1,000	994
5.8% 3/15/18	9,945	11,561
Duke Energy Carolinas LLC:
5.25% 1/15/18	4,355	5,101
6% 1/15/38	3,450	4,127
Duke Energy Corp. 3.95% 9/15/14	4,500	4,828
Edison International 3.75% 9/15/17	3,000	3,112
FirstEnergy Solutions Corp. 6.8% 8/15/39	3,500	3,660
FPL Group Capital, Inc. 7.875% 12/15/15	1,532	1,835
Nevada Power Co. 6.5% 8/1/18	1,555	1,872
Northern States Power Co. 5.25% 3/1/18	10,500	12,318
Pacific Gas & Electric Co. 5.4% 1/15/40	4,000	4,276
PacifiCorp 6% 1/15/39	6,193	7,366
Pennsylvania Electric Co. 6.05% 9/1/17	757	866
Potomac Electric Power Co. 6.5% 11/15/37	3,806	4,903
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,881
6% 12/1/39	3,200	3,605
Public Service Electric & Gas Co. 2.7% 5/1/15	2,000	2,117
Sierra Pacific Power Co. 5.45% 9/1/13	1,545	1,670
Southern California Edison Co. 4.5% 9/1/40	7,190	7,196
Tampa Electric Co.:
6.15% 5/15/37	6,260	7,350
6.55% 5/15/36	5,500	6,750
Virginia Electric & Power Co.:
5% 6/30/19	5,000	5,716
6% 5/15/37	2,000	2,337
Wisconsin Electric Power Co. 6.25% 12/1/15	2,983	3,567
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,148
		135,494
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (a)	438	504
Independent Power Producers & Energy Traders - 0.1%
Duke Capital LLC 5.668% 8/15/14	2,036	2,262
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Exelon Generation Co. LLC 5.35% 1/15/14	$ 1,513	$ 1,632
PPL Energy Supply LLC 6.5% 5/1/18	6,485	7,657
		11,551
Multi-Utilities - 0.5%
CenterPoint Energy, Inc. 5.95% 2/1/17	1,181	1,346
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,218
5.5% 12/1/39	2,500	2,792
Dominion Resources, Inc.:
2.25% 9/1/15	1,000	1,026
4.9% 8/1/41	2,000	1,971
6.3% 9/30/66 (f)	1,000	955
7.5% 6/30/66 (f)	1,000	1,025
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	3,750	4,364
5.875% 10/1/12	2,893	3,047
6.5% 9/15/37	7,605	9,136
National Grid PLC 6.3% 8/1/16	1,463	1,706
NiSource Finance Corp.:
5.25% 9/15/17	835	934
5.4% 7/15/14	1,334	1,465
5.45% 9/15/20	5,111	5,735
6.25% 12/15/40	2,453	2,698
6.4% 3/15/18	1,532	1,801
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,017
Sempra Energy:
6% 10/15/39	1,000	1,143
6.5% 6/1/16	3,000	3,567
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	4,228	4,186
		52,132
TOTAL UTILITIES		199,681
TOTAL NONCONVERTIBLE BONDS (Cost $2,124,807)		2,340,573
U.S. Government and Government Agency Obligations - 40.8%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 6.8%
Fannie Mae:
0.375% 12/28/12	$ 80,420	$ 80,553
0.5% 10/30/12	23,650	23,730
0.5% 8/9/13	9,861	9,886
0.875% 8/28/14	68,669	69,353
1% 4/4/12	41,600	41,784
1.75% 2/22/13	22,745	23,217
2% 1/9/12	3,050	3,070
3.625% 2/12/13	55,295	57,893
5% 2/16/12	13,565	13,864
Federal Farm Credit Bank 3% 9/22/14	50,000	53,547
Federal Home Loan Bank:
0.5% 8/28/13	36,265	36,359
1.625% 11/21/12	78,670	79,957
5% 11/17/17	33,300	39,902
Freddie Mac:
0.625% 12/28/12	18,110	18,190
0.75% 3/28/13	31,355	31,571
1% 8/27/14	13,211	13,392
1.125% 7/27/12	28,500	28,712
1.75% 9/10/15	20,385	21,108
2.125% 3/23/12	17,776	17,963
3.75% 3/27/19	2,300	2,584
4.875% 6/13/18	66,960	79,639
6.25% 7/15/32	7,700	10,502
6.75% 3/15/31	26,000	36,742
Tennessee Valley Authority:
5.25% 9/15/39	20,000	23,651
5.375% 4/1/56	5,395	6,596
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		823,765
U.S. Treasury Obligations - 32.6%
U.S. Treasury Bonds:
3.5% 2/15/39	12,115	11,911
3.875% 8/15/40	30,080	31,509
4.25% 5/15/39	26,000	29,088
4.25% 11/15/40	811	906
4.375% 2/15/38	11,000	12,592
4.375% 11/15/39	100	114
4.375% 5/15/40	8,000	9,121
4.375% 5/15/41	35,830	40,902
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
4.5% 2/15/36	$ 18,000	$ 21,094
4.5% 5/15/38	15,000	17,503
4.5% 8/15/39	39,000	45,405
4.625% 2/15/40	21,500	25,518
4.75% 2/15/37	11,000	13,339
4.75% 2/15/41	54,830	66,430
5% 5/15/37	11,000	13,841
5.375% 2/15/31	40,100	52,775
6.25% 5/15/30	86,360	124,399
8% 11/15/21	75,392	115,161
8.75% 5/15/17	8,000	11,370
8.875% 8/15/17	5,000	7,211
8.875% 2/15/19	7,000	10,609
9% 11/15/18	4,000	6,052
9.125% 5/15/18	3,000	4,492
U.S. Treasury Notes:
0.125% 8/31/13	136,200	135,987
0.375% 6/30/13	195,620	196,262
0.375% 7/31/13	161,460	162,002
0.5% 5/31/13	195,390	196,428
0.625% 1/31/13	18,930	19,050
0.625% 2/28/13	133,000	133,873
0.75% 3/31/13	49,100	49,534
0.75% 12/15/13	980	992
1% 7/15/13	19,000	19,283
1% 8/31/16	58,910	59,007
1.25% 3/15/14	330	338
1.25% 4/15/14	653	670
1.25% 8/31/15	92,000	94,300
1.25% 9/30/15	6,000	6,143
1.25% 10/31/15	39,660	40,568
1.5% 12/31/13	1,300	1,338
1.5% 6/30/16	86,270	88,669
1.5% 7/31/16	33,540	34,449
1.5% 8/31/18	32,530	32,377
1.75% 1/31/14	13,759	14,258
1.75% 3/31/14	950	986
1.75% 7/31/15	53,000	55,352
1.75% 5/31/16	13,840	14,400
1.875% 2/28/14	1,660	1,727
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.875% 4/30/14	$ 23,821	$ 24,826
1.875% 6/30/15	79,000	82,876
1.875% 8/31/17	25,000	25,826
1.875% 10/31/17	13,000	13,413
2% 4/30/16	49,100	51,693
2.125% 5/31/15	98,000	103,727
2.125% 12/31/15	18,710	19,822
2.125% 2/29/16	145,700	154,351
2.125% 8/15/21	29,750	29,457
2.25% 5/31/14	20,570	21,668
2.25% 3/31/16	54,000	57,498
2.25% 11/30/17	11,000	11,588
2.375% 2/28/15	32,434	34,570
2.375% 7/31/17	25,000	26,563
2.5% 3/31/13	18,030	18,686
2.5% 3/31/15	52,000	55,705
2.5% 4/30/15	105,000	112,506
2.5% 6/30/17	2,000	2,141
2.625% 6/30/14	31,801	33,876
2.625% 7/31/14	11,830	12,617
2.625% 12/31/14	49,640	53,239
2.625% 2/29/16	13,600	14,701
2.625% 4/30/18	10,200	10,959
2.625% 8/15/20	141,000	147,665
2.625% 11/15/20	94,180	98,256
2.75% 11/30/16	25,000	27,164
2.75% 12/31/17	3,000	3,252
3% 8/31/16	12,402	13,632
3% 9/30/16	22,000	24,183
3.125% 10/31/16	23,900	26,428
3.125% 5/15/19	10,010	11,042
3.125% 5/15/21	63,190	68,344
3.25% 5/31/16	14,200	15,769
3.25% 12/31/16	25,000	27,799
3.375% 11/15/19	27,740	31,006
3.5% 2/15/18	4,000	4,522
3.5% 5/15/20	81,800	91,955
3.625% 8/15/19	20,000	22,767
3.625% 2/15/20	59,600	67,679
3.625% 2/15/21	39,800	44,875
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.875% 2/15/13	$ 3,150	$ 3,319
3.875% 5/15/18	8,000	9,243
4% 2/15/14	11,600	12,662
4% 2/15/15	9,600	10,759
4% 8/15/18	22,000	25,637
4.125% 5/15/15	19,300	21,830
4.25% 8/15/13	5,600	6,041
4.25% 11/15/13	12,007	13,069
4.25% 11/15/17	16,000	18,811
4.5% 5/15/17	13,000	15,389
4.625% 11/15/16	15,000	17,742
4.625% 2/15/17	14,000	16,608
4.75% 8/15/17	14,000	16,824
5.125% 5/15/16	13,100	15,681
TOTAL U.S. TREASURY OBLIGATIONS		3,931,596
Other Government Related - 1.4%
Citibank NA 1.875% 6/4/12 (FDIC Guaranteed) (c)	30,000	30,347
Citigroup Funding, Inc.:
2% 3/30/12 (FDIC Guaranteed) (c)	50,000	50,468
2.125% 7/12/12 (FDIC Guaranteed) (c)	52,060	52,844
General Electric Capital Corp. 2.125% 12/21/12 (FDIC Guaranteed) (c)	25,000	25,592
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (c)	9,504	9,723
TOTAL OTHER GOVERNMENT RELATED		168,974
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,650,578)		4,924,335
U.S. Government Agency - Mortgage Securities - 33.7%

Fannie Mae - 22.8%
3.12% 4/1/41 (f)	22,880	23,845
4% 12/1/13 to 5/1/41	499,358	523,015
4% 9/1/26 (d)	11,000	11,606
4% 9/1/26 (d)	12,000	12,662
4% 9/1/26 (d)	14,000	14,772
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4% 9/1/41 (d)	$ 4,000	$ 4,146
4% 9/1/41 (d)	11,000	11,400
4.5% 5/1/18 to 6/1/41	577,548	612,211
4.5% 9/1/26 (d)	34,000	36,244
4.5% 9/1/26 (d)	2,000	2,132
4.5% 6/1/40	500	529
4.5% 9/1/41 (d)(e)	35,000	37,001
4.5% 9/1/41 (d)(e)	19,000	20,087
4.5% 9/1/41 (d)	400	423
4.5% 9/1/41 (d)	21,000	22,201
4.516% 11/1/34 (f)	5,452	5,840
4.961% 11/1/34 (f)	27,737	28,699
5% 12/1/17 to 4/1/41	382,003	412,986
5% 9/1/26 (d)	2,000	2,155
5% 9/1/26 (d)	1,000	1,077
5% 9/1/41 (d)(e)	27,000	29,079
5% 9/1/41 (d)(e)	34,000	36,618
5% 9/1/41 (d)(e)	9,000	9,693
5% 9/1/41 (d)(e)	10,800	11,632
5% 9/1/41 (d)(e)	22,500	24,233
5% 9/1/41 (d)(e)	10,000	10,770
5% 10/1/41 (d)	36,700	39,430
5.5% 12/1/13 to 6/1/40	329,836	362,085
5.5% 9/1/26 (d)	1,000	1,087
5.5% 9/1/41 (d)	2,900	3,170
5.5% 9/1/41 (d)	4,000	4,372
5.5% 9/1/41 (d)	4,000	4,372
5.5% 9/1/41 (d)	8,000	8,744
6% 8/1/22 to 9/1/39	251,268	278,940
6% 9/1/41 (d)	8,000	8,857
6% 9/1/41 (d)	2,000	2,214
6% 9/1/41 (d)	5,000	5,536
6.5% 5/1/31 to 9/1/38	99,552	111,589
6.5% 9/1/41 (d)	1,000	1,117
6.5% 9/1/41 (d)	3,000	3,350
TOTAL FANNIE MAE		2,739,919
Freddie Mac - 4.0%
1.979% 3/1/36 (f)	10,980	11,311
2.5% 12/1/35 (f)	10,062	10,572
4% 10/1/40 to 4/1/41	90,967	94,299
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4% 9/1/41 (d)	$ 7,000	$ 7,249
4.5% 6/1/25 to 6/1/41	61,860	65,575
4.5% 9/1/41 (d)	12,000	12,662
4.5% 9/1/41 (d)	23,000	24,269
4.844% 3/1/35 (f)	12,663	13,597
5% 4/1/23 to 9/1/40	98,667	106,570
5% 9/1/41 (d)	20,900	22,460
5.5% 1/1/36 to 3/1/39	93,841	102,458
5.772% 9/1/37 (f)	4,955	5,241
6% 4/1/32 to 8/1/37	6,896	7,690
11.75% 9/1/13	3	3
TOTAL FREDDIE MAC		483,956
Ginnie Mae - 6.9%
4% 1/15/25 to 8/15/41	107,903	114,485
4% 7/15/41	499	530
4% 7/15/41	599	635
4% 9/1/41 (d)	8,000	8,466
4.5% 9/15/33 to 8/15/41	269,473	292,301
4.5% 9/1/41 (d)	13,000	14,070
5% 6/15/38 to 9/15/40	185,915	205,991
5% 9/1/41 (d)	7,000	7,712
5% 9/1/41 (d)	2,000	2,203
5% 9/1/41 (d)	3,000	3,305
5.5% 10/15/35 to 10/15/39	83,089	92,990
5.5% 9/1/41 (d)	2,000	2,230
5.5% 9/1/41 (d)	1,000	1,115
6% 5/20/34 to 11/15/39	53,612	60,413
6% 9/1/41 (d)	2,000	2,255
6.5% 3/20/38 to 2/15/39	22,314	25,210
TOTAL GINNIE MAE		833,911
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,899,847)		4,057,786
Asset-Backed Securities - 0.2%
	Principal Amount (000s)	Value (000s)
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/8/14	$ 750	$ 756
C-BASS Trust Series 2006-CB7 Class A2, 0.2784% 10/25/36 (f)	5	5
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	727	731
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	5,000	5,353
Chase Issuance Trust Series 2008-A4 Class A4, 4.65% 3/15/15	5,000	5,312
Citibank Credit Card Issuance Trust:
Series 2009-A4 Class A4, 4.9% 6/23/16	1,000	1,114
Series 2009-A5 Class A5, 2.25% 12/23/14	6,000	6,134
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (a)	174	174
Detroit Edison Securitization Funding LLC Series 2001-1 Class A6, 6.62% 3/1/16	6,000	6,961
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (a)	983	782
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3084% 5/25/37 (f)	35	34
Series 2007-6 Class 2A1, 0.2784% 7/25/37 (f)	112	108
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4484% 12/25/36 (f)	377	9
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.2884% 2/25/37 (f)	2	2
TOTAL ASSET-BACKED SECURITIES (Cost $26,409)		27,475
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0737% 12/10/49 (f)	1,268	1,313
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (f)	1,416	396
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7083% 7/16/34 (a)(f)	19	19
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (f)	13	14
Class A3, 5.447% 6/12/47 (f)	2,405	2,497
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	571	618
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (f)	$ 5,429	$ 5,648
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (a)	179	63
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,161)		10,568
Commercial Mortgage Securities - 2.6%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7134% 5/10/45 (f)	1,418	1,497
Series 2006-5:
Class A2, 5.317% 9/10/47	4,312	4,342
Class A3, 5.39% 9/10/47	1,768	1,828
Series 2006-6 Class A3, 5.369% 10/10/45	2,536	2,649
Series 2007-4 Class A3, 5.798% 2/10/51 (f)	1,265	1,337
Series 2006-6 Class E, 5.619% 10/10/45 (a)	733	136
Series 2007-3:
Class A3, 5.6242% 6/10/49 (f)	2,118	2,219
Class A4, 5.6242% 6/10/49 (f)	2,643	2,785
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	2,777	2,947
Series 2004-2:
Class A3, 4.05% 11/10/38	210	212
Class A4, 4.153% 11/10/38	1,608	1,663
Series 2005-1 Class A3, 4.877% 11/10/42	1,110	1,111
Series 2001-3 Class H, 6.562% 4/11/37 (a)	709	708
Series 2001-PB1:
Class J, 7.166% 5/11/35 (a)	317	315
Class K, 6.15% 5/11/35 (a)	590	584
Series 2005-3 Series A3B, 5.09% 7/10/43 (f)	3,939	4,126
Bayview Commercial Asset Trust:
Series 2004-1, 1.25% 4/25/34 (a)(g)	2,564	97
Series 2007-5A, 3.047% 10/25/37 (a)(f)(g)	6,205	616
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	200	202
Series 2007-PW16 Class A4, 5.7154% 6/11/40 (f)	16,612	17,944
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-PW17 Class A1, 5.282% 6/11/50	$ 214	$ 217
Series 2007-T26 Class A1, 5.145% 1/12/45	181	182
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,475	4,593
Series 2006-T22 Class A4, 5.5338% 4/12/38 (f)	159	176
Series 2007-PW16:
Class B, 5.7154% 6/11/40 (a)(f)	203	100
Class C, 5.7154% 6/11/40 (a)(f)	169	66
Class D, 5.7154% 6/11/40 (a)(f)	169	59
Series 2007-T28 Class A1, 5.422% 9/11/42	14	14
CDC Commercial Mortgage Trust Series 2002-FX1 Class G, 6.625% 5/15/35 (a)	1,490	1,557
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2 Class F, 0.5202% 8/15/21 (a)(f)	453	447
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,390	10,096
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (a)	1,899	1,857
Series 2007-C6:
Class A1, 5.622% 12/10/49 (f)	928	926
Class A4, 5.6978% 12/10/49 (f)	9,950	10,735
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	2,212	2,298
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,234	1,272
Class C, 5.476% 12/11/49	2,387	477
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8158% 5/15/46 (f)	1,268	1,349
Series 2006-C1 Class B, 5.359% 8/15/48	3,804	761
COMM pass-thru certificates sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (f)	12	13
Series 2006-C8 Class A3, 5.31% 12/10/46	3,613	3,781
Series 2007-C9 Class A4, 5.8145% 12/10/49 (f)	2,805	3,070
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	6,558	6,858
Series 2007-C2 Class A3, 5.542% 1/15/49 (f)	2,536	2,672
Series 2007-C3 Class A4, 5.702% 6/15/39 (f)	10,213	10,656
Series 2006-C4 Class AAB, 5.439% 9/15/39	7,097	7,275
Series 2007-C5 Class A4, 5.695% 9/15/40 (f)	1,148	1,212
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5572% 4/15/22 (a)(f)	$ 4,524	$ 3,257
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1:
Class A3, 4.321% 1/15/37	129	130
Class A4, 4.75% 1/15/37	590	618
Series 2006-C1 Class A3, 5.422% 2/15/39 (f)	4,702	4,930
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class B, 0.3572% 2/15/22 (a)(f)	480	418
Series 2007-C1 Class B, 5.487% 2/15/40 (a)(f)	1,938	291
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	45	45
Class G, 6.936% 3/15/33 (a)	834	823
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,264	13,813
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3956% 11/5/21 (a)(f)	477	464
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	2,536	2,611
Series 2007-GG9 Class A4, 5.444% 3/10/39	3,687	3,895
Series 2006-GG7:
Class A3, 5.881% 7/10/38 (f)	3,342	3,508
Class A4, 5.881% 7/10/38 (f)	10,980	11,955
GS Mortgage Securities Corp. II sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	388	389
GS Mortgage Securities Trust sequential payer Series 2007-GG10:
Class A2, 5.778% 8/10/45	581	592
Class A4, 5.8001% 8/10/45 (f)	603	637
JP Morgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB14 Class A3B, 5.4764% 12/12/44 (f)	3,371	3,430
Series 2007-LDPX Class A3, 5.42% 1/15/49	5,440	5,761
Series 2005-CB13 Class E, 5.348% 1/12/43 (a)(f)	642	45
Series 2007-LDP10 Class ES, 5.5379% 1/15/49 (a)(f)	656	46
JP Morgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (a)	151	151
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-LDP8 Class A4, 5.399% 5/15/45	$ 808	$ 878
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (f)	518	528
Class A3, 5.336% 5/15/47	529	552
Series 2007-CB19 Class A4, 5.7415% 2/12/49 (f)	17,057	18,008
Series 2007-LD11 Class A2, 5.8019% 6/15/49 (f)	3,560	3,619
Series 2006-CB17 Class A3, 5.45% 12/12/43	361	365
Series 2007-CB19:
Class B, 5.7415% 2/12/49 (f)	108	48
Class C, 5.7415% 2/12/49 (f)	283	115
Class D, 5.7415% 2/12/49 (f)	298	101
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.9407% 7/15/44 (f)	3,327	3,548
Series 1998-C1 Class D, 6.98% 2/18/30	282	288
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	182	184
Series 2006-C7 Class A3, 5.347% 11/15/38	945	990
Series 2007-C1:
Class A1, 5.391% 2/15/40 (f)	16	16
Class A3, 5.398% 2/15/40	5,000	5,130
Class A4, 5.424% 2/15/40	1,163	1,239
Series 2007-C2 Class A3, 5.43% 2/15/40	611	638
Series 2007-C6 Class A4, 5.858% 7/15/40 (f)	1,584	1,686
Series 2007-C7 Class A3, 5.866% 9/15/45	4,146	4,434
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4372% 9/15/21 (a)(f)	406	360
Class E, 0.4972% 9/15/21 (a)(f)	1,465	1,282
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A3, 5.2203% 11/12/37 (f)	994	1,006
Series 2005-LC1 Class F, 5.3796% 1/12/44 (a)(f)	1,103	562
Series 2006-C1 Class A2, 5.6285% 5/12/39 (f)	1,232	1,258
Series 2007-C1 Class A4, 5.8267% 6/12/50 (f)	4,800	5,092
Series 2008-C1 Class A4, 5.69% 2/12/51	2,707	2,917
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3058% 12/12/49 (f)	532	519
sequential payer:
Series 2006-1 CLass A3, 5.4804% 2/12/39 (f)	1,349	1,374
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (f)	$ 1,090	$ 1,148
Series 2007-5:
Class A3, 5.364% 8/12/48	495	502
Class A4, 5.378% 8/12/48	51	52
Class B, 5.479% 8/12/48	3,804	1,543
Series 2007-6:
Class A1, 5.175% 3/12/51	17	17
Class A4, 5.485% 3/12/51 (f)	2,000	2,099
Series 2007-7 Class A4, 5.7436% 6/12/50 (f)	4,438	4,785
Series 2007-8 Class A1, 4.622% 8/12/49	31	31
Series 2007-6 Class B, 5.635% 3/12/51 (f)	1,268	571
Series 2007-7 Class B, 5.7436% 6/12/50 (f)	110	29
Series 2007-8 Class A3, 5.9665% 8/12/49 (f)	1,094	1,162
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA:
Class C, 0.368% 10/15/20 (a)(f)	728	658
Class MHRO, 0.898% 10/15/20 (a)(f)	171	143
Class MJPM, 1.208% 10/15/20 (a)(f)	8	7
Class NHRO, 1.098% 10/15/20 (a)(f)	263	210
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,761	1,776
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (f)	642	666
Series 2007-IQ13:
Class A1, 5.05% 3/15/44	79	79
Class A4, 5.364% 3/15/44	5,000	5,293
Series 2006-IQ11:
Class A3, 5.694% 10/15/42 (f)	1,595	1,643
Class A4, 5.73% 10/15/42 (f)	380	417
Series 2006-T23 Class A3, 5.8184% 8/12/41 (f)	647	690
Series 2007-IQ14 Class A4, 5.692% 4/15/49 (f)	1,902	1,976
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	89	89
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A Class E, 0.4902% 9/15/21 (a)(f)	252	224
Series 2007-WHL8:
Class AP1, 0.9072% 6/15/20 (a)(f)	17	16
Class AP2, 1.0072% 6/15/20 (a)(f)	30	26
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (a)	$ 1,355	$ 1,358
Series 2003-C8 Class A3, 4.445% 11/15/35	4,739	4,749
Series 2006-C29 Class A3, 5.313% 11/15/48	3,368	3,574
Series 2007-C30:
Class A3, 5.246% 12/15/43	1,089	1,104
Class A4, 5.305% 12/15/43	373	384
Class A5, 5.342% 12/15/43	1,357	1,413
Series 2007-C31 Class A4, 5.509% 4/15/47	7,866	8,381
Series 2007-C32:
Class A2, 5.7378% 6/15/49 (f)	8,665	8,751
Class A3, 5.7428% 6/15/49 (f)	7,152	7,524
Series 2003-C6 Class G, 5.125% 8/15/35 (a)(f)	602	592
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (a)(f)	975	977
Class 180B, 5.3979% 10/15/41 (a)(f)	444	444
Series 2005-C19 Class B, 4.892% 5/15/44	1,268	1,170
Series 2005-C22:
Class B, 5.3592% 12/15/44 (f)	2,812	2,140
Class F, 5.3592% 12/15/44 (a)(f)	2,115	938
Series 2006-C23 Class A5, 5.416% 1/15/45 (f)	7,395	8,021
Series 2006-C25 Class AM, 5.7369% 5/15/43 (f)	664	630
Series 2007-C30 Class C, 5.483% 12/15/43 (f)	3,804	1,883
Series 2007-C31 Class C, 5.6883% 4/15/47 (f)	348	166
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.8992% 2/15/51 (f)	839	903
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $236,992)		315,537
Municipal Securities - 0.8%

American Muni. Pwr.-Ohio, Inc. Rev. (Combined Hydroelectric Proj.)Series 2010 B, 8.084% 2/15/50	9,720	12,681
California Gen. Oblig.:
5.25% 4/1/14	5,000	5,431
7.55% 4/1/39	15,000	18,007
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	7,460	7,809
4.511% 3/1/15	1,590	1,653
4.961% 3/1/16	2,830	2,981
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois Gen. Oblig.: - continued
5.365% 3/1/17	$ 1,875	$ 1,991
5.665% 3/1/18	3,500	3,752
5.877% 3/1/19	3,500	3,743
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	10,719
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	10,725	11,782
Univ. of California Revs. Series 2009 R, 5.77% 5/15/43	1,000	1,085
Univ. of Texas Board of Regents Sys. Rev. Series 2010 C, 4.794% 8/15/46	9,640	9,997
TOTAL MUNICIPAL SECURITIES (Cost $84,526)		91,631
Foreign Government and Government Agency Obligations - 1.3%

Bank of Nova Scotia:
2.05% 10/7/15	4,000	4,034
4.375% 1/13/21	1,000	1,085
Brazilian Federative Republic:
4.875% 1/22/21	4,045	4,484
5.625% 1/7/41	13,000	14,430
Canadian Government 2.375% 9/10/14	3,000	3,157
Chilean Republic 7.125% 1/11/12	3,016	3,082
Hydro-Quebec 2% 6/30/16	5,310	5,429
Italian Republic:
2.125% 10/5/12	2,000	1,988
3.125% 1/26/15	16,000	15,760
New Brunswick Province 2.75% 6/15/18	4,350	4,538
Ontario Province:
1.375% 1/27/14	2,000	2,033
2.3% 5/10/16	2,000	2,082
4% 10/7/19	15,000	16,656
4.1% 6/16/14	15,000	16,345
Province of British Columbia 2.1% 5/18/16	3,800	3,946
Quebec Province 2.75% 8/25/21	20,000	19,562
United Mexican States:
5.125% 1/15/20	23,500	26,320
6.05% 1/11/40	6,000	6,870
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $143,009)		151,801
Supranational Obligations - 1.2%
	Principal Amount (000s)	Value (000s)
African Development Bank:
euro 3% 5/27/14	$ 5,000	$ 5,325
1.75% 10/1/12	1,000	1,014
Asian Development Bank 2.75% 5/21/14	30,000	31,697
Corporacion Andina de Fomento:
5.2% 5/21/13	240	254
6.875% 3/15/12	390	401
8.125% 6/4/19	2,000	2,458
European Investment Bank:
1.625% 3/15/13	3,000	3,054
1.75% 9/14/12	4,000	4,057
2.875% 1/15/15	5,000	5,340
3.125% 6/4/14	72,000	76,892
Inter-American Development Bank:
euro 1.75% 10/22/12	5,000	5,079
3.875% 9/17/19	5,000	5,617
International Bank for Reconstruction & Development 1.75% 7/15/13	4,000	4,104
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $136,171)		145,292
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (b)(f)	1,042	889
MUFG Capital Finance 1 Ltd. 6.346% (b)(f)	1,725	1,781
TOTAL PREFERRED SECURITIES (Cost $1,549)		2,670
Cash Equivalents - 5.4%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.07%, dated 8/31/11 due 9/1/11 (Collateralized by U.S. Government Obligations) # (Cost $654,363)	$ 654,364	$ 654,363
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $11,966,412)		12,722,031
NET OTHER ASSETS (LIABILITIES) - (5.5)%		(660,475)
NET ASSETS - 100%		$ 12,061,556
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,548,000 or 0.3% of net assets.

(b) Security is perpetual in nature with no stated maturity date.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $168,974,000 or 1.4% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$654,363,000 due 9/01/11 at 0.07%
Barclays Capital, Inc.	$ 155,834
HSBC Securities (USA), Inc.	233,339
ING Financial Markets LLC	2,682
Mizuho Securities USA, Inc.	262,508
$ 654,363
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 2,340,573	$ -	$ 2,340,573	$ -
U.S. Government and Government Agency Obligations	4,924,335	-	4,924,335	-
U.S. Government Agency - Mortgage Securities	4,057,786	-	4,057,786	-
Asset-Backed Securities	27,475	-	26,684	791
Collateralized Mortgage Obligations	10,568	-	10,109	459
Commercial Mortgage Securities	315,537	-	303,687	11,850
Municipal Securities	91,631	-	91,631	-
Foreign Government and Government Agency Obligations	151,801	-	151,801	-
Supranational Obligations	145,292	-	145,292	-
Preferred Securities	2,670	-	2,670	-
Cash Equivalents	654,363	-	654,363	-
Total Investments in Securities:	$ 12,722,031	$ -	$ 12,708,931	$ 13,100
Other Financial Instruments:
Forward Commitments	$ 595	$ -	$ 595	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 12,562
Total Realized Gain (Loss)	2,231
Total Unrealized Gain (Loss)	2,651
Cost of Purchases	-
Proceeds of Sales	(10,182)
Amortization/Accretion	1,160
Transfers in to Level 3	6,887
Transfers out of Level 3	(2,209)
Ending Balance	$ 13,100
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ 2,678

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2011

Assets
Investment in securities, at value (including repurchase agreements of $654,363) - See accompanying schedule: Unaffiliated issuers (cost $11,966,412)		$ 12,722,031
Commitment to sell securities on a delayed delivery basis	$ (157,771)
Receivable for securities sold on a delayed delivery basis	158,366	595
Receivable for investments sold, regular delivery		179,714
Receivable for fund shares sold		35,827
Interest receivable		70,732
Other receivables		44
Total assets		13,008,943

Liabilities
Payable to custodian bank	$ 234
Payable for investments purchased Regular delivery	383,130
Delayed delivery	485,647
Payable for fund shares redeemed	75,825
Distributions payable	533
Accrued management fee	495
Other affiliated payables	1,478
Other payables and accrued expenses	45
Total liabilities		947,387

Net Assets		$ 12,061,556
Net Assets consist of:
Paid in capital		$ 11,326,675
Undistributed net investment income		7,340
Accumulated undistributed net realized gain (loss) on investments		(28,673)
Net unrealized appreciation (depreciation) on investments		756,214
Net Assets		$ 12,061,556

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2011

Investor Class: Net Asset Value, offering price and redemption price per share ($7,286,999 ÷ 620,837 shares)	$ 11.74

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($1,533,102 ÷ 130,627 shares)	$ 11.74

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,926,240 ÷ 164,124 shares)	$ 11.74

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($681,580 ÷ 58,074 shares)	$ 11.74

Class F: Net Asset Value, offering price and redemption price per share ($633,635 ÷ 53,990 shares)	$ 11.74

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2011

Investment Income
Dividends		$ 170
Interest		375,147
Total income		375,317

Expenses
Management fee	$ 13,621
Transfer agent fees	16,245
Independent trustees' compensation	42
Miscellaneous	39
Total expenses before reductions	29,947
Expense reductions	(1,402)	28,545
Net investment income (loss)		346,772
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		102,576
Change in net unrealized appreciation (depreciation) on: Investment securities	31,572
Delayed delivery commitments	740
Total change in net unrealized appreciation (depreciation)		32,312
Net gain (loss)		134,888
Net increase (decrease) in net assets resulting from operations		$ 481,660

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2011	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 346,772	$ 352,833
Net realized gain (loss)	102,576	152,062
Change in net unrealized appreciation (depreciation)	32,312	417,036
Net increase (decrease) in net assets resulting from operations	481,660	921,931
Distributions to shareholders from net investment income	(337,680)	(346,700)
Distributions to shareholders from net realized gain	(75,325)	-
Total distributions	(413,005)	(346,700)
Share transactions - net increase (decrease)	541,069	595,550
Total increase (decrease) in net assets	609,724	1,170,781

Net Assets
Beginning of period	11,451,832	10,281,051
End of period (including undistributed net investment income of $7,340 and undistributed net investment income of $5,805, respectively)	$ 12,061,556	$ 11,451,832

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.67	$ 11.05	$ 10.73	$ 10.76	$ 10.82
Income from Investment Operations
Net investment income (loss) B	.351	.373	.445	.503	.537
Net realized and unrealized gain (loss)	.137	.613	.325	(.012)	(.078)
Total from investment operations	.488	.986	.770	.491	.459
Distributions from net investment income	(.342)	(.366)	(.450)	(.521)	(.519)
Distributions from net realized gain	(.076)	-	-	-	-
Total distributions	(.418)	(.366)	(.450)	(.521)	(.519)
Net asset value, end of period	$ 11.74	$ 11.67	$ 11.05	$ 10.73	$ 10.76
Total Return A	4.32%	9.10%	7.39%	4.61%	4.31%
Ratios to Average Net Assets C,D
Expenses before reductions	.28%	.36%	.45%	.48%	.49%
Expenses net of fee waivers, if any	.27%	.32%	.32%	.32%	.32%
Expenses net of all reductions	.27%	.32%	.32%	.32%	.31%
Net investment income (loss)	3.06%	3.32%	4.16%	4.64%	4.96%
Supplemental Data
Net assets, end of period (in millions)	$ 7,287	$ 11,355	$ 10,281	$ 8,954	$ 7,687
Portfolio turnover rate F	106%	165%	231% E	151%	174% E

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Year ended August 31,	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.115
Net realized and unrealized gain (loss)	.301
Total from investment operations	.416
Distributions from net investment income	(.116)
Net asset value, end of period	$ 11.74
Total Return B,C	3.66%
Ratios to Average Net Assets F
Expenses before reductions	.17% A
Expenses net of fee waivers, if any	.17% A
Expenses net of all reductions	.17% A
Net investment income (loss)	3.15% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,533
Portfolio turnover rate	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended August 31,	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.118
Net realized and unrealized gain (loss)	.302
Total from investment operations	.420
Distributions from net investment income	(.120)
Net asset value, end of period	$ 11.74
Total Return B,C	3.69%
Ratios to Average Net Assets F
Expenses before reductions	.07% A
Expenses net of fee waivers, if any	.07% A
Expenses net of all reductions	.07% A
Net investment income (loss)	3.25% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,926
Portfolio turnover rate	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Year ended August 31,	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.118
Net realized and unrealized gain (loss)	.303
Total from investment operations	.421
Distributions from net investment income	(.121)
Net asset value, end of period	$ 11.74
Total Return B,C	3.70%
Ratios to Average Net Assets F
Expenses before reductions	.05% A
Expenses net of fee waivers, if any	.05% A
Expenses net of all reductions	.05% A
Net investment income (loss)	3.27% A
Supplemental Data
Net assets, end of period (in millions)	$ 682
Portfolio turnover rate	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended August 31,	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.67	$ 11.12
Income from Investment Operations
Net investment income (loss) D	.365	.359
Net realized and unrealized gain (loss)	.139	.542
Total from investment operations	.504	.901
Distributions from net investment income	(.358)	(.351)
Distributions from net realized gain	(.076)	-
Total distributions	(.434)	(.351)
Net asset value, end of period	$ 11.74	$ 11.67
Total Return B,C	4.47%	8.26%
Ratios to Average Net Assets F
Expenses before reductions	.12%	.22% A
Expenses net of fee waivers, if any	.12%	.22% A
Expenses net of all reductions	.12%	.22% A
Net investment income (loss)	3.20%	3.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 634	$ 97
Portfolio turnover rate	106%	165%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 24, 2009 (commencement of sale of shares) to August 31, 2010.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2011

(Amounts in thousands except ratios)

1. Organization.

Spartan U.S. Bond Index Fund (formerly Fidelity U.S. Bond Index Fund)(the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. In January 2011, the Board of Trustees of the Fund approved the creation of additional classes of shares. The Fund commenced sale of Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class shares on May 4, 2011. The Fund offers Investor Class (formerly U.S. Bond Index), Fidelity Advantage Class, Institutional Class, Fidelity Advantage Institutional Class and Class F shares, each of which has equal rights as to assets and voting privileges. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

In September 2011 the Board of Trustees approved a change in the name of Fidelity Fixed-Income Trust to Fidelity Salem Street Trust effective October 14, 2011.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Annual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, in-kind transactions, deferred trustees compensation, and losses due to wash sales.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 692,554
Gross unrealized depreciation	(8,660)
Net unrealized appreciation (depreciation) on securities and other investments	$ 683,894

Tax Cost	$ 12,038,137

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 4,762
Undistributed long-term capital gains	$ 45,675
Net unrealized appreciation (depreciation)	$ 684,280

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be August 31, 2012.

The tax character of distributions paid was as follows:

	August 31, 2011	August 31, 2010
Ordinary Income	$ 339,669	$ 346,700
Long-term Capital Gains	73,336	-
Total	$ 413,005	$ 346,700

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual

Annual Report

2. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $696,270 and $394,630, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contracts. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective February 1, 2011, an amendment to the management contract was approved by the Board of Trustees reducing the management fee from ..22% to .05% of the Fund's average net assets. In addition, the management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. For the period, the total annual management fee rate was .12% of average net assets.

Effective February 1, 2011, the Board of Trustees approved a new expense contract for Investor Class limiting the total expenses of the class to an annual rate of .22% of average net assets, with certain exceptions. In addition, under expense contracts, FMR pays class-level expenses of Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class so that total expenses do not exceed an annual rate of .17%, .07% and .05% of the class' average net assets, respectively, with certain exceptions.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective February 1, 2011, FIIOC receives transfer agent fees at an annual rate of ..17% of average net assets for Investor Class. Prior to February 1, 2011, FIIOC received account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Investor Class. FIIOC receives transfer agent fees at an annual rate of .12%, .035% and .015% of average net assets for Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contracts, Institutional Class pays a portion of the transfer agent fees at an annual rate of .02% of average net assets and Fidelity Advantage Institutional Class does not pay transfer agent fees.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets
Investor Class	$ 15,841.16
Fidelity Advantage Class	345	.12*
Institutional Class	59	.02*
	$ 16,245

* Annualized

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $39 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $65.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Expense Reductions.

Prior to February 1, 2011, FMR had contractually agreed to waive expenses of Investor Class to the extent annual operating expenses exceeded an annual rate of .32% of average net assets, with certain exceptions. During the period this waiver reduced the class' expenses by $1,402.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2011 A	2010 B
From net investment income
Investor Class	$ 303,648	$ 345,387
Fidelity Advantage Class	8,777	-
Institutional Class	9,197	-
Fidelity Advantage Institutional Class	3,164	-
Class F	12,894	1,313
Total	$ 337,680	$ 346,700
From net realized gain
Investor Class	$ 73,706	$ -
Class F	1,619	-
Total	$ 75,325	$ -

A Distributions for Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class are for the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

B Distributions for Class F are for the period September 24, 2009 (commencement of sale of shares) to August 31, 2010.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2011 A	2010 B	2011 A	2010 B
Investor Class
Shares sold	275,359	374,729	$ 3,161,122	$ 4,216,268
Reinvestment of distributions	32,181	29,929	369,327	337,209
Shares redeemed	(659,966)	(361,514)	(7,593,927)	(4,051,189)
Net increase (decrease)	(352,426)	43,144	$ (4,063,478)	$ 502,288
Fidelity Advantage Class
Shares sold	135,511	-	$ 1,566,401	$ -
Reinvestment of distributions	698	-	8,115	-
Shares redeemed	(5,582)	-	(64,717)	-
Net increase (decrease)	130,627	-	$ 1,509,799	$ -

Annual Report

10. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2011 A	2010 B	2011 A	2010 B
Institutional Class
Shares sold	170,966	-	$ 1,981,134	$ -
Reinvestment of distributions	790	-	9,197	-
Shares redeemed	(7,632)	-	(88,922)	-
Net increase (decrease)	164,124	-	$ 1,901,409	$ -
Fidelity Advantage Institutional Class
Shares sold	60,598	-	$ 701,033	$ -
Reinvestment of distributions	271	-	3,164	-
Shares redeemed	(2,795)	-	(32,564)	-
Net increase (decrease)	58,074	-	$ 671,633	$ -
Class F
Shares sold	52,176	9,818	$ 597,198	$ 110,320
Reinvestment of distributions	1,263	115	14,513	1,313
Shares redeemed	(7,767)	(1,615)	(90,005)	(18,371)
Net increase (decrease)	45,672	8,318	$ 521,706	$ 93,262

A Share transactions for Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class are for the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

B Share transactions for Class F are for the period September 24, 2009 (commencement of sale of shares) to August 31, 2010.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust (formerly Fidelity Fixed-Income Trust) and the Shareholders of Spartan U.S. Bond Index Fund (formerly Fidelity U.S. Bond Index Fund):

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan U.S. Bond Index Fund (formerly Fidelity U.S. Bond Index Fund) (a fund of Fidelity Salem Street Trust) at August 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan U.S. Bond Index Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 19, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 424 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund's are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Spartan U.S. Bond Index Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	10/17/11	10/14/11	$0.054
Fidelity Advantage Institutional Class	10/17/11	10/14/11	$0.054

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2011, $63,638,370, or, if subsequently determined to be different, the net capital gain of such year.

A total of 22.61% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $209,255,094 of distributions paid during the period January 1, 2011 to August 31, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

UII-UDV-UANN-1011
1.925927.100

Item 2. Code of Ethics

As of the end of the period, August 31, 2011, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Corporate Bond Fund, Fidelity Investment Grade Bond Fund, Fidelity Series Investment Grade Bond Fund, Fidelity Short-Term Bond Fund and Spartan U.S. Bond Index Fund (the "Funds"):

Services Billed by PwC

August 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Corporate Bond Fund	$67,000	$-	$3,300	$1,700
Fidelity Investment Grade Bond Fund	$99,000	$-	$4,500	$4,800
Fidelity Series Investment Grade Bond Fund	$101,000	$-	$4,500	$10,300
Fidelity Short-Term Bond Fund	$107,000	$-	$4,500	$5,600
Spartan U.S. Bond Index Fund	$82,000	$-	$4,500	$6,900

August 31, 2010 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Corporate Bond Fund	$50,000	$-	$3,200	$500
Fidelity Investment Grade Bond Fund	$113,000	$-	$4,300	$4,600
Fidelity Series Investment Grade Bond Fund	$106,000	$-	$4,300	$8,100
Fidelity Short-Term Bond Fund	$121,000	$-	$4,300	$4,800
Spartan U.S. Bond Index Fund	$98,000	$-	$4,300	$6,400

A Amounts may reflect rounding.

B Fidelity Corporate Bond Fund commenced operations on May 4, 2010.

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Conservative Income Bond Fund and Fidelity Intermediate Bond Fund (the "Funds"):

Services Billed by Deloitte Entities

August 31, 2011 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Conservative Income Bond Fund	$35,000	$-	$4,600	$200
Fidelity Intermediate Bond Fund	$161,000	$-	$6,500	$500

August 31, 2010 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Conservative Income Bond Fund	$-	$-	$-	$-
Fidelity Intermediate Bond Fund	$166,000	$-	$5,600	$-

A Amounts may reflect rounding.

B Fidelity Conservative Income Bond Fund commenced operations on March 3, 2011.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	August 31, 2011A	August 31, 2010A
Audit-Related Fees	$1,860,000	$2,130,000
Tax Fees	$-	$-
All Other Fees	$-	$510,000

A Amounts may reflect rounding.

Services Billed by Deloitte Entities

	August 31, 2011A	August 31, 2010A
Audit-Related Fees	$645,000	$720,000
Tax Fees	$-	$-
All Other Fees	$730,000	$450,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2011 A	August 31, 2010 A
PwC	$3,345,000	$5,180,000
Deloitte Entities	$1,485,000	$1,210,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 26, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 26, 2011